UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Semi-Annual Report
June 30, 2023
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investment in affiliated State Street Equity 500 Index II Portfolio	$4,276,470,525
Receivable for investments sold	5,054,023
Receivable for fund shares sold	1,768,932
Receivable from Adviser	309,129
TOTAL ASSETS	4,283,602,609
LIABILITIES
Payable for fund shares repurchased	6,810,566
Advisory fee payable	70,249
Custodian fees payable	8,370
Administration fees payable	169,962
Distribution fees payable	52,260
Trustees’ fees and expenses payable	504
Transfer agent fees payable	40,551
Sub-transfer agent fee payable	177,297
Registration and filing fees payable	1,269
Professional fees payable	15,431
Printing and postage fees payable	23,293
Accrued expenses and other liabilities	262
TOTAL LIABILITIES	7,370,014
NET ASSETS	$4,276,232,595
NET ASSETS CONSIST OF:
Paid-in Capital	$3,194,612,330
Total distributable earnings (loss)	1,081,620,265
NET ASSETS	$4,276,232,595
Administrative Shares
Net Assets	$ 157,180,020
Shares Outstanding	468,195
Net asset value, offering and redemption price per share	$ 335.71
Service Shares
Net Assets	$ 7,613,095
Shares Outstanding	22,710
Net asset value, offering and redemption price per share	$ 335.23
Class R Shares
Net Assets	$ 29,371,434
Shares Outstanding	87,737
Net asset value, offering and redemption price per share	$ 334.77
Class A Shares
Net Assets	$ 87,580,611
Shares Outstanding	261,234
Net asset value, offering and redemption price per share	$ 335.26
Maximum sales charge	5.25%
Maximum offering price per share	$ 353.84
Class I Shares
Net Assets	$ 40,726,000
Shares Outstanding	121,297
Net asset value, offering and redemption price per share	$ 335.76
Class K Shares
Net Assets	$3,953,761,435
Shares Outstanding	11,763,955
Net asset value, offering and redemption price per share	$ 336.09
COST OF INVESTMENTS:
Investment in affiliated State Street Equity 500 Index II Portfolio	$3,150,403,294
Shares of affiliated State Street Equity 500 Index II Portfolio	10,511,431
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividend income from affiliated State Street Equity 500 Index II Portfolio	$ —
EXPENSES
Advisory fee	385,891
Administration fees	964,726
Sub-transfer agent fee
Class A Shares	78,883
Class I Shares	36,296
Distribution fees
Administrative Shares	108,867
Service Shares	8,630
Class R Shares	82,880
Class A Shares	98,604
Custodian fees	23,149
Trustees’ fees and expenses	11,004
Transfer agent fees	110,605
Registration and filing fees	81,224
Professional fees	14,572
Printing and postage fees	22,926
Insurance expense	5,317
Miscellaneous expenses	8,164
TOTAL EXPENSES	2,041,738
Expenses waived/reimbursed by the Adviser	(1,577,412)
NET EXPENSES	464,326
NET INVESTMENT INCOME (LOSS)	$ (464,326)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Equity 500 Index II Portfolio	(10,342,613)
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Equity 500 Index II Portfolio	624,845,914
NET REALIZED AND UNREALIZED GAIN (LOSS)	614,503,301
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$614,038,975
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (464,326)	$ 35,799,040
Net realized gain (loss)	(10,342,613)	(19,951,035)
Net change in unrealized appreciation/depreciation	624,845,914	(676,542,989)
Net increase (decrease) in net assets resulting from operations	614,038,975	(660,694,984)
DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Shares	—	(2,765,066)
Service Shares	—	(120,234)
Class R Shares	—	(412,372)
Class A Shares	—	(1,242,018)
Class I Shares	—	(638,905)
Class K Shares	—	(66,368,494)
Total distributions to shareholders	—	(71,547,089)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Other Capital	(300)	—
Net increase (decrease) from share transactions	(300)	—
Administrative Shares
Proceeds from shares sold	2,784,367	11,156,173
Reinvestment of distributions	—	2,765,066
Cost of shares redeemed	(9,013,233)	(60,380,608)
Net increase (decrease) from capital share transactions	(6,228,866)	(46,459,369)
Service Shares
Proceeds from shares sold	693,043	1,249,498
Reinvestment of distributions	—	120,234
Cost of shares redeemed	(596,926)	(1,515,488)
Net increase (decrease) from capital share transactions	96,117	(145,756)
Class R Shares
Proceeds from shares sold	1,813,947	2,940,314
Reinvestment of distributions	—	412,372
Cost of shares redeemed	(3,714,130)	(8,239,448)
Net increase (decrease) from capital share transactions	(1,900,183)	(4,886,762)
Class A Shares
Proceeds from shares sold	6,585,187	12,253,533
Reinvestment of distributions	—	1,236,304
Cost of shares redeemed	(5,795,749)	(15,547,474)
Net increase (decrease) from capital share transactions	789,438	(2,057,637)
Class I Shares
Proceeds from shares sold	8,081,757	17,447,973
Reinvestment of distributions	—	638,905
Cost of shares redeemed	(6,532,063)	(14,864,662)
Net increase (decrease) from capital share transactions	1,549,694	3,222,216
Class K Shares
Proceeds from shares sold	579,230,923	1,174,985,395
Reinvestment of distributions	—	66,339,809
Cost of shares redeemed	(332,517,547)	(401,716,405)
Net increase (decrease) from capital share transactions	246,713,376	839,608,799
Net increase (decrease) in net assets from beneficial interest transactions	241,019,276	789,281,491
Contribution from affiliate (Note 4)	—	1,381,224
Net increase (decrease) in net assets during the period	855,058,251	58,420,642
Net assets at beginning of period	3,421,174,344	3,362,753,702
NET ASSETS AT END OF PERIOD	$4,276,232,595	$3,421,174,344
SHARES OF BENEFICIAL INTEREST:
Administrative Shares
Shares sold	8,997	35,514
Reinvestment of distributions	—	9,647
Shares redeemed	(29,178)	(200,844)
Net increase (decrease) from share transactions	(20,181)	(155,683)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
Service Shares
Shares sold	2,247	4,016
Reinvestment of distributions	—	420
Shares redeemed	(1,931)	(4,734)
Net increase (decrease) from share transactions	316	(298)
Class R Shares
Shares sold	5,937	9,196
Reinvestment of distributions	—	1,440
Shares redeemed	(12,219)	(26,387)
Net increase (decrease) from share transactions	(6,282)	(15,751)
Class A Shares
Shares sold	21,255	39,700
Reinvestment of distributions	—	4,313
Shares redeemed	(18,899)	(50,383)
Net increase (decrease) from share transactions	2,356	(6,370)
Class I Shares
Shares sold	26,598	53,313
Reinvestment of distributions	—	2,228
Shares redeemed	(21,061)	(46,109)
Net increase (decrease) from share transactions	5,537	9,432
Class K Shares
Shares sold	1,894,883	3,770,378
Reinvestment of distributions	—	231,375
Shares redeemed	(1,049,740)	(1,304,439)
Net increase (decrease) from share transactions	845,143	2,697,314
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administrative Shares
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 287.43	$ 358.78	$ 286.86	$ 247.00	$ 196.40	$ 216.20
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.23)	2.18	3.57	3.58	3.90	3.40
Net realized and unrealized gain (loss)	48.51	(67.90)	77.70	41.19	57.30	(13.30)
Total from investment operations	48.28	(65.72)	81.27	44.77	61.20	(9.90)
Contribution from affiliate (Note 4)	—	0.13	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(2.69)	(4.40)	(4.11)	(4.40)	(3.90)
Net realized gains	—	(3.07)	(4.95)	(0.80)	(6.20)	(6.00)
Total distributions	—	(5.76)	(9.35)	(4.91)	(10.60)	(9.90)
Net asset value, end of period	$ 335.71	$ 287.43	$ 358.78	$ 286.86	$ 247.00	$ 196.40
Total return (c)	16.80%	(18.28)%(d)	28.32%	18.14%	31.14%	(4.56)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$157,180	$140,376	$231,075	$246,181	$241,794	$213,270
Ratios to Average Net Assets:
Total expenses (e)	0.23%(f)	0.23%	0.25%	0.26%	0.27%	0.27%
Net expenses (e)	0.15%(f)	0.15%	0.17%	0.17%	0.17%	0.17%
Net investment income (loss)	(0.15)%(f)	0.70%	1.09%	1.45%	1.68%	1.51%
Portfolio turnover rate (g)	3%(h)	2%	6%	6%	21%	8%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.32)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Service Shares
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$287.16	$358.44	$286.59	$246.70	$196.20	$216.00
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.39)	2.40	0.94	3.33	3.10	3.20
Net realized and unrealized gain (loss)	48.46	(68.34)	79.89	41.18	57.70	(13.30)
Total from investment operations	48.07	(65.94)	80.83	44.51	60.80	(10.10)
Contribution from affiliates (Note 4)	—	0.13	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(2.40)	(4.03)	(3.82)	(4.10)	(3.70)
Net realized gains	—	(3.07)	(4.95)	(0.80)	(6.20)	(6.00)
Total distributions	—	(5.47)	(8.98)	(4.62)	(10.30)	(9.70)
Net asset value, end of period	$335.23	$287.16	$358.44	$286.59	$246.70	$196.20
Total return (c)	16.74%	(18.36)%(d)	28.19%	18.06%	30.99%	(4.66)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 7,613	$ 6,431	$ 8,134	$22,997	$20,457	$20,897
Ratios to Average Net Assets:
Total expenses (e)	0.33%(f)	0.33%	0.35%	0.36%	0.37%	0.37%
Net expenses (e)	0.25%(f)	0.25%	0.27%	0.27%	0.27%	0.27%
Net investment income (loss)	(0.25)%(f)	0.77%	0.29%	1.35%	1.36%	1.44%
Portfolio turnover rate (g)	3%(h)	2%	6%	6%	21%	8%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.40)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R Shares
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$287.26	$358.56	$286.68	$246.80	$196.20	$216.10
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.92)	1.06	2.52	2.41	2.90	2.40
Net realized and unrealized gain (loss)	48.43	(68.05)	77.04	41.07	57.10	(13.30)
Total from investment operations	47.51	(66.99)	79.56	43.48	60.00	(10.90)
Contribution from affiliates (Note 4)	—	0.13	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(1.37)	(2.73)	(2.80)	(3.20)	(3.00)
Net realized gains	—	(3.07)	(4.95)	(0.80)	(6.20)	(6.00)
Total distributions	—	(4.44)	(7.68)	(3.60)	(9.40)	(9.00)
Net asset value, end of period	$334.77	$287.26	$358.56	$286.68	$246.80	$196.20
Total return (c)	16.54%	(18.64)%(d)	27.74%	17.63%	30.58%	(5.04)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,371	$27,008	$39,359	$35,839	$37,222	$32,099
Ratios to Average Net Assets:
Total expenses (e)	0.68%(f)	0.68%	0.70%	0.71%	0.72%	0.72%
Net expenses (e)	0.60%(f)	0.60%	0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	(0.60)%(f)	0.34%	0.78%	0.98%	1.27%	1.06%
Portfolio turnover rate (g)	3%(h)	2%	6%	6%	21%	8%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.70)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A Shares
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$287.47	$358.82	$286.88	$247.00	$196.40	$216.30
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.69)	1.67	3.49	3.20	4.20	6.40
Net realized and unrealized gain (loss)	48.48	(68.27)	76.69	40.72	56.30	(16.60)
Total from investment operations	47.79	(66.60)	80.18	43.92	60.50	(10.20)
Contribution from affiliates (Note 4)	—	0.13	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(1.81)	(3.29)	(3.24)	(3.70)	(3.70)
Net realized gains	—	(3.07)	(4.95)	(0.80)	(6.20)	(6.00)
Total distributions	—	(4.88)	(8.24)	(4.04)	(9.90)	(9.70)
Net asset value, end of period	$335.26	$287.47	$358.82	$286.88	$247.00	$196.40
Total return (c)	16.62%	(18.52)%(d)	27.94%	17.79%	30.78%	(4.72)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$87,581	$74,420	$95,176	$67,324	$55,604	$31,766
Ratios to Average Net Assets:
Total expenses (e)	0.53%(f)	0.53%	0.55%	0.56%	0.57%	0.38%
Net expenses (e)	0.45%(f)	0.45%	0.47%	0.47%	0.47%	0.28%
Net investment income (loss)	(0.45)%(f)	0.54%	1.07%	1.29%	1.81%	2.89%
Portfolio turnover rate (g)	3%(h)	2%	6%	6%	21%	8%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.56)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I Shares
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$287.54	$358.91	$286.96	$247.10	$196.50	$216.30
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.31)	2.50	4.85	4.39	3.20	4.40
Net realized and unrealized gain (loss)	48.53	(68.38)	76.26	40.24	58.10	(14.10)
Total from investment operations	48.22	(65.88)	81.11	44.63	61.30	(9.70)
Contribution from affiliates (Note 4)	—	0.13	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(2.55)	(4.21)	(3.97)	(4.50)	(4.10)
Net realized gains	—	(3.07)	(4.95)	(0.80)	(6.20)	(6.00)
Total distributions	—	(5.62)	(9.16)	(4.77)	(10.70)	(10.10)
Net asset value, end of period	$335.76	$287.54	$358.91	$286.96	$247.10	$196.50
Total return (c)	16.77%	(18.32)%(d)	28.25%	18.07%	31.17%	(4.45)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$40,726	$33,286	$38,162	$21,365	$14,478	$14,496
Ratios to Average Net Assets:
Total expenses (e)	0.28%(f)	0.28%	0.30%	0.31%	0.24%	0.15%
Net expenses (e)	0.20%(f)	0.20%	0.22%	0.22%	0.15%	0.05%
Net investment income (loss)	(0.20)%(f)	0.80%	1.47%	1.75%	1.38%	1.98%
Portfolio turnover rate (g)	3%(h)	2%	6%	6%	21%	8%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.36)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K Shares
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 287.55	$ 358.92	$ 286.97	$ 247.10	$ 196.40	$ 216.20
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.00)(c)	3.53	5.43	5.92	5.10	4.70
Net realized and unrealized gain (loss)	48.54	(68.82)	76.42	39.30	56.60	(14.30)
Total from investment operations	48.54	(65.29)	81.85	45.22	61.70	(9.60)
Contribution from affiliates (Note 4)	—	0.13	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(3.14)	(4.95)	(4.55)	(4.80)	(4.20)
Net realized gains	—	(3.07)	(4.95)	(0.80)	(6.20)	(6.00)
Total distributions	—	(6.21)	(9.90)	(5.35)	(11.00)	(10.20)
Net asset value, end of period	$ 336.09	$ 287.55	$ 358.92	$ 286.97	$ 247.10	$ 196.40
Total return (d)	16.88%	(18.15)%(e)	28.51%	18.32%	31.39%	(4.42)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,953,761	$3,139,654	$2,950,849	$1,779,491	$827,654	$485,040
Ratios to Average Net Assets:
Total expenses (f)	0.08%(g)	0.08%	0.10%	0.11%	0.12%	0.12%
Net expenses (f)	0.00%(c)(g)	0.00%(c)	0.02%	0.02%	0.02%	0.02%
Net investment income (loss)	0.00%(c)(g)	1.14%	1.65%	2.37%	2.22%	2.08%
Portfolio turnover rate (h)	3%(i)	2%	6%	6%	21%	8%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than 0.005%.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.19)%.
(f)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(g)	Annualized.
(h)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(i)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

State Street Equity 500 Index II Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2023

% of Net Assets
Common Stocks	97.7%
Short-Term Investments	2.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2023

Description	% of Net Assets
Information Technology	27.6%
Health Care	13.1
Financials	12.2
Consumer Discretionary	10.4
Industrials	8.4
TOTAL	71.7%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.7%
COMMUNICATION SERVICES — 8.2%
Activision Blizzard, Inc. (a)	171,700	$ 14,474,310
Alphabet, Inc. Class A (a)	1,410,640	168,853,608
Alphabet, Inc. Class C (a)	1,213,240	146,765,643
AT&T, Inc.	1,688,140	26,925,833
Cars.com, Inc. (a)	1	20
Charter Communications, Inc. Class A (a)	24,900	9,147,513
Comcast Corp. Class A	984,466	40,904,562
Electronic Arts, Inc.	62,879	8,155,406
Fox Corp. Class A	70,066	2,382,244
Fox Corp. Class B	29,300	934,377
Interpublic Group of Cos., Inc.	91,066	3,513,326
Live Nation Entertainment, Inc. (a)	33,400	3,043,074
Match Group, Inc. (a)	69,700	2,916,945
Meta Platforms, Inc. Class A (a)	525,193	150,719,887
Netflix, Inc. (a)	105,304	46,385,359
News Corp. Class A	81,488	1,589,016
News Corp. Class B	21,600	425,952
Omnicom Group, Inc.	47,491	4,518,769
Paramount Global Class B	113,981	1,813,438
Take-Two Interactive Software, Inc. (a)	37,200	5,474,352
T-Mobile U.S., Inc. (a)	135,575	18,831,367
Verizon Communications, Inc.	997,315	37,090,145
Walt Disney Co. (a)	432,364	38,601,458
Warner Bros Discovery, Inc. (a)	515,778	6,467,856
		739,934,460
CONSUMER DISCRETIONARY — 10.4%
Advance Auto Parts, Inc.	13,300	934,990
Amazon.com, Inc. (a)	2,120,300	276,402,308
Aptiv PLC (a)	63,519	6,484,655
AutoZone, Inc. (a)	4,476	11,160,279
Bath & Body Works, Inc.	49,721	1,864,537
Best Buy Co., Inc.	46,806	3,835,752
Booking Holdings, Inc. (a)	8,924	24,097,745
BorgWarner, Inc.	56,977	2,786,745
Caesars Entertainment, Inc. (a)	57,600	2,935,872
CarMax, Inc. (a)	39,903	3,339,881
Carnival Corp. (a)	228,701	4,306,440
Chipotle Mexican Grill, Inc. (a)	6,686	14,301,354
Darden Restaurants, Inc.	28,571	4,773,643
Domino's Pizza, Inc.	8,300	2,797,017
DR Horton, Inc.	75,597	9,199,399
eBay, Inc.	132,245	5,910,029
Etsy, Inc. (a)	31,200	2,639,832
Expedia Group, Inc. (a)	34,034	3,722,979
Ford Motor Co.	931,138	14,088,118
Security Description	Shares	Value
Garmin Ltd.	37,040	$ 3,862,902
General Motors Co.	325,823	12,563,735
Genuine Parts Co.	35,489	6,005,803
Hasbro, Inc.	27,597	1,787,458
Hilton Worldwide Holdings, Inc.	64,100	9,329,755
Home Depot, Inc.	240,102	74,585,285
Las Vegas Sands Corp. (a)	77,000	4,466,000
Lennar Corp. Class A	61,506	7,707,317
LKQ Corp.	59,500	3,467,065
Lowe's Cos., Inc.	140,950	31,812,415
Marriott International, Inc. Class A	60,355	11,086,610
McDonald's Corp.	172,910	51,598,073
MGM Resorts International	71,300	3,131,496
Mohawk Industries, Inc. (a)	10,431	1,076,062
Newell Brands, Inc.	84,941	738,987
NIKE, Inc. Class B	291,306	32,151,443
Norwegian Cruise Line Holdings Ltd. (a)	118,300	2,575,391
NVR, Inc. (a)	710	4,508,940
O'Reilly Automotive, Inc. (a)	14,780	14,119,334
Pool Corp.	8,800	3,296,832
PulteGroup, Inc.	51,462	3,997,568
Ralph Lauren Corp. (b)	8,979	1,107,111
Ross Stores, Inc.	83,856	9,402,773
Royal Caribbean Cruises Ltd. (a)	50,900	5,280,366
Starbucks Corp.	270,730	26,818,514
Tapestry, Inc.	64,128	2,744,678
Tesla, Inc. (a)	639,600	167,428,092
TJX Cos., Inc.	271,574	23,026,759
Tractor Supply Co.	25,826	5,710,129
Ulta Beauty, Inc. (a)	12,500	5,882,437
VF Corp.	83,144	1,587,219
Whirlpool Corp.	15,702	2,336,301
Wynn Resorts Ltd.	24,141	2,549,531
Yum! Brands, Inc.	68,002	9,421,677
		942,745,633
CONSUMER STAPLES — 6.5%
Altria Group, Inc.	426,429	19,317,234
Archer-Daniels-Midland Co.	130,532	9,862,998
Brown-Forman Corp. Class B	46,552	3,108,743
Bunge Ltd.	34,800	3,283,380
Campbell Soup Co.	46,982	2,147,547
Church & Dwight Co., Inc.	61,400	6,154,122
Clorox Co.	28,264	4,495,107
Coca-Cola Co.	922,200	55,534,884
Colgate-Palmolive Co.	201,223	15,502,220
Conagra Brands, Inc.	109,924	3,706,637
Constellation Brands, Inc. Class A	39,350	9,685,215
Costco Wholesale Corp.	105,055	56,559,511
Dollar General Corp.	54,013	9,170,327
Dollar Tree, Inc. (a)	51,526	7,393,981

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Estee Lauder Cos., Inc. Class A	55,541	$ 10,907,142
General Mills, Inc.	140,442	10,771,901
Hershey Co.	35,467	8,856,110
Hormel Foods Corp.	65,402	2,630,468
J M Smucker Co.	24,205	3,574,352
Kellogg Co.	59,128	3,985,227
Keurig Dr Pepper, Inc.	199,200	6,228,984
Kimberly-Clark Corp.	80,127	11,062,334
Kraft Heinz Co.	186,618	6,624,939
Kroger Co.	152,642	7,174,174
Lamb Weston Holdings, Inc.	36,200	4,161,190
McCormick & Co., Inc.	63,384	5,528,986
Molson Coors Beverage Co. Class B	47,353	3,117,722
Mondelez International, Inc. Class A	321,315	23,436,716
Monster Beverage Corp. (a)	184,470	10,595,957
PepsiCo, Inc.	326,516	60,477,293
Philip Morris International, Inc.	367,112	35,837,473
Procter & Gamble Co.	559,026	84,826,605
Sysco Corp.	122,674	9,102,411
Target Corp.	109,772	14,478,927
Tyson Foods, Inc. Class A	73,144	3,733,270
Walgreens Boots Alliance, Inc.	174,305	4,965,949
Walmart, Inc.	332,303	52,231,386
		590,231,422
ENERGY — 4.0%
APA Corp.	80,055	2,735,479
Baker Hughes Co.	235,779	7,452,974
ChampionX Corp.	1	31
Chevron Corp.	413,117	65,003,960
ConocoPhillips	285,935	29,625,725
Coterra Energy, Inc.	185,978	4,705,243
Devon Energy Corp.	158,873	7,679,921
Diamondback Energy, Inc.	41,700	5,477,712
EOG Resources, Inc.	137,471	15,732,181
EQT Corp.	82,900	3,409,677
Exxon Mobil Corp.	959,275	102,882,244
Halliburton Co.	218,667	7,213,824
Hess Corp.	67,057	9,116,399
Kinder Morgan, Inc.	482,450	8,307,789
Marathon Oil Corp.	146,988	3,383,664
Marathon Petroleum Corp.	99,341	11,583,161
Occidental Petroleum Corp.	174,873	10,282,532
ONEOK, Inc.	104,796	6,468,009
Phillips 66	113,073	10,784,903
Pioneer Natural Resources Co.	56,876	11,783,570
Schlumberger NV	339,450	16,673,784
Targa Resources Corp.	52,100	3,964,810
Valero Energy Corp.	87,723	10,289,908
Williams Cos., Inc.	284,158	9,272,076
		363,829,576
Security Description	Shares	Value
FINANCIALS — 12.2%
Aflac, Inc.	132,006	$ 9,214,019
Allstate Corp.	63,539	6,928,293
American Express Co.	140,312	24,442,350
American International Group, Inc.	176,101	10,132,852
Ameriprise Financial, Inc.	25,444	8,451,479
Aon PLC Class A	49,198	16,983,150
Arch Capital Group Ltd. (a)	89,900	6,729,015
Arthur J Gallagher & Co.	52,600	11,549,382
Assurant, Inc.	15,085	1,896,486
Bank of America Corp.	1,641,705	47,100,516
Bank of New York Mellon Corp.	179,594	7,995,525
Berkshire Hathaway, Inc. Class B (a)	423,284	144,339,844
BlackRock, Inc.	35,316	24,408,300
Brown & Brown, Inc.	54,600	3,758,664
Capital One Financial Corp.	92,795	10,148,989
Cboe Global Markets, Inc.	26,000	3,588,260
Charles Schwab Corp.	350,104	19,843,895
Chubb Ltd.	99,553	19,169,926
Cincinnati Financial Corp.	35,509	3,455,736
Citigroup, Inc.	467,127	21,506,527
Citizens Financial Group, Inc.	118,700	3,095,696
CME Group, Inc.	84,563	15,668,678
Comerica, Inc.	28,827	1,221,112
Discover Financial Services	61,628	7,201,232
Everest Re Group Ltd.	11,200	3,828,832
FactSet Research Systems, Inc.	8,600	3,445,590
Fidelity National Information Services, Inc.	148,091	8,100,578
Fifth Third Bancorp	156,462	4,100,869
Fiserv, Inc. (a)	145,324	18,332,623
FleetCor Technologies, Inc. (a)	16,800	4,218,144
Franklin Resources, Inc.	70,089	1,872,077
Global Payments, Inc.	61,068	6,016,419
Globe Life, Inc.	21,412	2,347,183
Goldman Sachs Group, Inc.	78,446	25,301,973
Hartford Financial Services Group, Inc.	71,267	5,132,649
Huntington Bancshares, Inc.	352,891	3,804,165
Intercontinental Exchange, Inc.	133,885	15,139,716
Invesco Ltd.	93,111	1,565,196
Jack Henry & Associates, Inc.	17,900	2,995,207
JPMorgan Chase & Co.	693,343	100,839,806
KeyCorp	214,996	1,986,563
Lincoln National Corp.	31,082	800,672
Loews Corp.	43,819	2,601,972
M&T Bank Corp.	39,245	4,856,961
MarketAxess Holdings, Inc.	8,400	2,195,928
Marsh & McLennan Cos., Inc.	116,619	21,933,702
Mastercard, Inc. Class A	198,451	78,050,778
MetLife, Inc.	157,970	8,930,044

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Moody's Corp.	37,432	$ 13,015,855
Morgan Stanley	307,527	26,262,806
MSCI, Inc.	19,300	9,057,297
Nasdaq, Inc.	77,425	3,859,636
Northern Trust Corp.	47,096	3,491,697
PayPal Holdings, Inc. (a)	262,545	17,519,628
PNC Financial Services Group, Inc.	97,975	12,339,951
Principal Financial Group, Inc.	56,065	4,251,970
Progressive Corp.	137,849	18,247,072
Prudential Financial, Inc.	86,302	7,613,562
Raymond James Financial, Inc.	47,600	4,939,452
Regions Financial Corp.	220,646	3,931,912
S&P Global, Inc.	77,488	31,064,164
State Street Corp. (c)	82,878	6,065,012
Synchrony Financial	99,976	3,391,186
T Rowe Price Group, Inc.	55,155	6,178,463
Travelers Cos., Inc.	56,606	9,830,198
Truist Financial Corp.	328,815	9,979,535
U.S. Bancorp	326,222	10,778,375
Visa, Inc. Class A (b)	383,860	91,159,073
W R Berkley Corp.	46,200	2,751,672
Wells Fargo & Co.	887,503	37,878,628
Willis Towers Watson PLC	25,845	6,086,498
Zions Bancorp NA	38,895	1,044,720
		1,097,965,935
HEALTH CARE — 13.1%
Abbott Laboratories	411,649	44,877,974
AbbVie, Inc.	417,980	56,314,445
Agilent Technologies, Inc.	68,793	8,272,358
Align Technology, Inc. (a)	17,600	6,224,064
AmerisourceBergen Corp.	39,334	7,569,042
Amgen, Inc.	126,254	28,030,913
Baxter International, Inc.	128,679	5,862,615
Becton Dickinson & Co.	68,256	18,020,267
Biogen, Inc. (a)	34,384	9,794,282
Bio-Rad Laboratories, Inc. Class A (a)	4,800	1,819,776
Bio-Techne Corp.	36,500	2,979,495
Boston Scientific Corp. (a)	341,857	18,491,045
Bristol-Myers Squibb Co.	496,575	31,755,971
Cardinal Health, Inc.	62,633	5,923,203
Catalent, Inc. (a)	42,200	1,829,792
Centene Corp. (a)	135,004	9,106,020
Charles River Laboratories International, Inc. (a)	12,800	2,691,200
Cigna Group	69,641	19,541,265
Cooper Cos., Inc.	12,100	4,639,503
CVS Health Corp.	302,194	20,890,671
Danaher Corp.	157,094	37,702,560
DaVita, Inc. (a)	12,028	1,208,453
DENTSPLY SIRONA, Inc.	52,034	2,082,401
Dexcom, Inc. (a)	93,200	11,977,132
Security Description	Shares	Value
Edwards Lifesciences Corp. (a)	142,130	$ 13,407,123
Elevance Health, Inc.	55,919	24,844,253
Eli Lilly & Co.	186,872	87,639,231
GE HealthCare Technologies, Inc.	88,707	7,206,557
Gilead Sciences, Inc.	294,152	22,670,295
HCA Healthcare, Inc.	48,500	14,718,780
Henry Schein, Inc. (a)	29,000	2,351,900
Hologic, Inc. (a)	60,300	4,882,491
Humana, Inc.	30,390	13,588,281
IDEXX Laboratories, Inc. (a)	19,400	9,743,262
Illumina, Inc. (a)	36,800	6,899,632
Incyte Corp. (a)	45,600	2,838,600
Insulet Corp. (a)	16,100	4,642,274
Intuitive Surgical, Inc. (a)	84,332	28,836,484
IQVIA Holdings, Inc. (a)	45,000	10,114,650
Johnson & Johnson	616,608	102,060,956
Laboratory Corp. of America Holdings	20,375	4,917,099
McKesson Corp.	32,852	14,037,988
Medtronic PLC	320,293	28,217,813
Merck & Co., Inc.	601,572	69,415,393
Mettler-Toledo International, Inc. (a)	5,200	6,820,528
Moderna, Inc. (a)	79,200	9,622,800
Molina Healthcare, Inc. (a)	13,300	4,006,492
Organon & Co.	53,767	1,118,891
Pfizer, Inc.	1,337,033	49,042,370
Quest Diagnostics, Inc.	25,142	3,533,960
Regeneron Pharmaceuticals, Inc. (a)	26,042	18,712,219
ResMed, Inc.	35,900	7,844,150
Revvity, Inc.	28,886	3,431,368
STERIS PLC	22,800	5,129,544
Stryker Corp.	79,694	24,313,842
Teleflex, Inc.	11,900	2,880,157
Thermo Fisher Scientific, Inc.	91,312	47,642,036
UnitedHealth Group, Inc.	220,874	106,160,879
Universal Health Services, Inc. Class B	13,800	2,177,226
Vertex Pharmaceuticals, Inc. (a)	60,752	21,379,236
Viatris, Inc.	281,614	2,810,508
Waters Corp. (a)	14,850	3,958,119
West Pharmaceutical Services, Inc.	17,200	6,578,484
Zimmer Biomet Holdings, Inc.	51,325	7,472,920
Zoetis, Inc.	108,820	18,739,892
		1,184,013,130
INDUSTRIALS — 8.4%
3M Co.	131,758	13,187,658
A.O. Smith Corp.	32,900	2,394,462
Alaska Air Group, Inc. (a)	34,500	1,834,710
Allegion PLC	20,996	2,519,940

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
American Airlines Group, Inc. (a)	145,300	$ 2,606,682
AMETEK, Inc.	53,699	8,692,794
Automatic Data Processing, Inc.	99,952	21,968,450
Axon Enterprise, Inc. (a)	16,100	3,141,432
Boeing Co. (a)	133,564	28,203,374
Broadridge Financial Solutions, Inc.	27,100	4,488,573
Carrier Global Corp.	202,479	10,065,231
Caterpillar, Inc.	121,724	29,950,190
Ceridian HCM Holding, Inc. (a)	34,700	2,323,859
CH Robinson Worldwide, Inc.	25,879	2,441,684
Cintas Corp.	20,866	10,372,071
Copart, Inc. (a)	101,500	9,257,815
CoStar Group, Inc. (a)	99,900	8,891,100
CSX Corp.	478,065	16,302,016
Cummins, Inc.	34,514	8,461,452
Deere & Co.	63,683	25,803,715
Delta Air Lines, Inc. (a)	152,534	7,251,466
Dover Corp.	32,050	4,732,183
Eaton Corp. PLC	96,725	19,451,397
Emerson Electric Co.	136,579	12,345,376
Equifax, Inc.	29,388	6,914,996
Expeditors International of Washington, Inc.	37,276	4,515,242
Fastenal Co.	138,216	8,153,362
FedEx Corp.	54,250	13,448,575
Fortive Corp.	89,049	6,658,194
Generac Holdings, Inc. (a)	17,000	2,535,210
General Dynamics Corp.	53,872	11,590,561
General Electric Co.	257,223	28,255,947
Honeywell International, Inc.	157,278	32,635,185
Howmet Aerospace, Inc.	91,486	4,534,046
Huntington Ingalls Industries, Inc.	8,800	2,002,880
IDEX Corp.	18,800	4,046,888
Illinois Tool Works, Inc.	65,000	16,260,400
Ingersoll Rand, Inc.	93,387	6,103,774
Jacobs Solutions, Inc.	29,443	3,500,478
JB Hunt Transport Services, Inc.	19,200	3,475,776
Johnson Controls International PLC	163,808	11,161,877
L3Harris Technologies, Inc.	44,121	8,637,568
Leidos Holdings, Inc.	31,600	2,795,968
Lockheed Martin Corp.	53,171	24,478,865
Masco Corp.	52,984	3,040,222
Nordson Corp.	12,600	3,127,068
Norfolk Southern Corp.	53,287	12,083,360
Northrop Grumman Corp.	34,425	15,690,915
Old Dominion Freight Line, Inc.	20,950	7,746,263
Otis Worldwide Corp.	96,289	8,570,684
PACCAR, Inc.	126,308	10,565,664
Parker-Hannifin Corp.	30,789	12,008,942
Security Description	Shares	Value
Paychex, Inc.	76,607	$ 8,570,025
Paycom Software, Inc.	11,200	3,597,888
Pentair PLC	44,804	2,894,338
Quanta Services, Inc.	36,507	7,171,800
Raytheon Technologies Corp.	345,501	33,845,278
Republic Services, Inc.	48,189	7,381,109
Robert Half International, Inc.	23,166	1,742,547
Rockwell Automation, Inc.	26,926	8,870,771
Rollins, Inc.	51,325	2,198,250
Snap-on, Inc.	12,740	3,671,541
Southwest Airlines Co.	135,859	4,919,454
Stanley Black & Decker, Inc.	33,357	3,125,884
Textron, Inc.	47,133	3,187,605
Trane Technologies PLC	54,784	10,477,988
TransDigm Group, Inc.	12,200	10,908,874
Union Pacific Corp.	144,098	29,485,333
United Airlines Holdings, Inc. (a)	73,800	4,049,406
United Parcel Service, Inc. Class B	171,291	30,703,912
United Rentals, Inc.	16,300	7,259,531
Verisk Analytics, Inc.	33,600	7,594,608
W.W. Grainger, Inc.	10,557	8,325,145
Waste Management, Inc.	86,935	15,076,268
Westinghouse Air Brake Technologies Corp.	41,066	4,503,708
Xylem, Inc.	57,458	6,470,920
		757,258,723
INFORMATION TECHNOLOGY — 27.6%
Accenture PLC Class A	149,518	46,138,264
Adobe, Inc. (a)	108,644	53,125,830
Advanced Micro Devices, Inc. (a)	381,194	43,421,809
Akamai Technologies, Inc. (a)	34,190	3,072,655
Amphenol Corp. Class A	141,240	11,998,338
Analog Devices, Inc.	119,361	23,252,716
ANSYS, Inc. (a)	20,900	6,902,643
Apple, Inc.	3,513,196	681,454,628
Applied Materials, Inc.	199,654	28,857,989
Arista Networks, Inc. (a)	59,800	9,691,188
Autodesk, Inc. (a)	50,106	10,252,189
Broadcom, Inc.	98,891	85,781,020
Cadence Design Systems, Inc. (a)	64,100	15,032,732
CDW Corp.	32,000	5,872,000
Cisco Systems, Inc.	970,090	50,192,457
Cognizant Technology Solutions Corp. Class A	126,441	8,254,068
Corning, Inc.	182,126	6,381,695
DXC Technology Co. (a)	46,338	1,238,151
Enphase Energy, Inc. (a)	33,300	5,577,084
EPAM Systems, Inc. (a)	13,200	2,966,700
F5, Inc. (a)	12,841	1,878,125
Fair Isaac Corp. (a)	5,900	4,774,339
First Solar, Inc. (a)	24,900	4,733,241
Fortinet, Inc. (a)	152,600	11,535,034

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Gartner, Inc. (a)	18,900	$ 6,620,859
Gen Digital, Inc.	136,060	2,523,913
Hewlett Packard Enterprise Co.	331,453	5,568,410
HP, Inc.	200,253	6,149,770
Intel Corp.	986,236	32,979,732
International Business Machines Corp.	214,495	28,701,576
Intuit, Inc.	66,337	30,394,950
Juniper Networks, Inc.	71,749	2,247,896
Keysight Technologies, Inc. (a)	42,200	7,066,390
KLA Corp.	32,232	15,633,165
Lam Research Corp.	32,377	20,813,878
Microchip Technology, Inc.	128,166	11,482,392
Micron Technology, Inc.	260,634	16,448,612
Microsoft Corp.	1,766,758	601,651,769
Monolithic Power Systems, Inc.	10,400	5,618,392
Motorola Solutions, Inc.	39,672	11,635,004
NetApp, Inc.	54,114	4,134,310
NVIDIA Corp.	587,376	248,471,796
NXP Semiconductors NV	62,200	12,731,096
ON Semiconductor Corp. (a)	105,200	9,949,816
Oracle Corp.	364,235	43,376,746
Palo Alto Networks, Inc. (a)(b)	73,400	18,754,434
PTC, Inc. (a)	24,600	3,500,580
Qorvo, Inc. (a)	26,300	2,683,389
QUALCOMM, Inc.	263,326	31,346,327
Roper Technologies, Inc.	25,965	12,483,972
Salesforce, Inc. (a)	231,895	48,990,138
Seagate Technology Holdings PLC	43,424	2,686,643
ServiceNow, Inc. (a)	48,100	27,030,757
Skyworks Solutions, Inc.	37,100	4,106,599
SolarEdge Technologies, Inc. (a)	14,600	3,928,130
Synopsys, Inc. (a)	36,500	15,892,465
TE Connectivity Ltd.	76,651	10,743,404
Teledyne Technologies, Inc. (a)	11,290	4,641,432
Teradyne, Inc.	38,200	4,252,806
Texas Instruments, Inc.	214,693	38,649,034
Trimble, Inc. (a)	61,000	3,229,340
Tyler Technologies, Inc. (a)	10,400	4,331,288
VeriSign, Inc. (a)	22,101	4,994,163
Western Digital Corp. (a)	71,753	2,721,591
Zebra Technologies Corp. Class A (a)	12,700	3,757,041
		2,495,308,900
MATERIALS — 2.4%
Air Products & Chemicals, Inc.	52,202	15,636,065
Albemarle Corp.	29,600	6,603,464
Alcoa Corp.	1	34
Security Description	Shares	Value
Amcor PLC	385,126	$ 3,843,557
Avery Dennison Corp.	19,470	3,344,946
Ball Corp.	74,932	4,361,792
Celanese Corp.	21,800	2,524,440
CF Industries Holdings, Inc.	44,620	3,097,520
Corteva, Inc.	172,282	9,871,759
Dow, Inc.	175,348	9,339,035
DuPont de Nemours, Inc.	106,573	7,613,575
Eastman Chemical Co.	27,136	2,271,826
Ecolab, Inc.	59,000	11,014,710
FMC Corp.	28,478	2,971,395
Freeport-McMoRan, Inc.	336,240	13,449,600
International Flavors & Fragrances, Inc.	63,976	5,091,850
International Paper Co.	80,303	2,554,438
Linde PLC	115,863	44,153,072
LyondellBasell Industries NV Class A	59,558	5,469,211
Martin Marietta Materials, Inc.	14,345	6,622,943
Mosaic Co.	77,884	2,725,940
Newmont Corp.	192,133	8,196,394
Nucor Corp.	59,448	9,748,283
Packaging Corp. of America	20,900	2,762,144
PPG Industries, Inc.	55,054	8,164,508
Sealed Air Corp.	35,223	1,408,920
Sherwin-Williams Co.	56,527	15,009,049
Steel Dynamics, Inc.	39,800	4,335,414
Vulcan Materials Co.	31,171	7,027,190
Westrock Co.	62,636	1,820,829
		221,033,903
REAL ESTATE — 2.4%
Alexandria Real Estate Equities, Inc. REIT	39,200	4,448,808
American Tower Corp. REIT	109,818	21,298,103
AvalonBay Communities, Inc. REIT	32,769	6,202,189
Boston Properties, Inc. REIT	31,346	1,805,216
Camden Property Trust REIT	29,000	3,157,230
CBRE Group, Inc. Class A (a)	77,067	6,220,078
Crown Castle, Inc. REIT	104,558	11,913,339
Digital Realty Trust, Inc. REIT	67,400	7,674,838
Equinix, Inc. REIT	22,443	17,593,965
Equity Residential REIT	86,419	5,701,061
Essex Property Trust, Inc. REIT	16,045	3,759,344
Extra Space Storage, Inc. REIT	32,300	4,807,855
Federal Realty Investment Trust REIT	16,500	1,596,705
Healthpeak Properties, Inc. REIT	121,323	2,438,592
Host Hotels & Resorts, Inc. REIT	176,662	2,973,222
Invitation Homes, Inc. REIT	139,200	4,788,480
Iron Mountain, Inc. REIT	65,681	3,731,994
Kimco Realty Corp. REIT	143,853	2,836,781

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	26,400	$ 4,009,104
Prologis, Inc. REIT	222,022	27,226,558
Public Storage REIT	37,035	10,809,776
Realty Income Corp. REIT	163,300	9,763,707
Regency Centers Corp. REIT	32,900	2,032,233
SBA Communications Corp. REIT	25,300	5,863,528
Simon Property Group, Inc. REIT	79,180	9,143,706
UDR, Inc. REIT	77,200	3,316,512
Ventas, Inc. REIT	91,397	4,320,336
VICI Properties, Inc. REIT	233,100	7,326,333
Welltower, Inc. REIT	120,619	9,756,871
Weyerhaeuser Co. REIT	178,787	5,991,152
		212,507,616
UTILITIES — 2.5%
AES Corp.	164,936	3,419,123
Alliant Energy Corp.	58,200	3,054,336
Ameren Corp.	60,604	4,949,529
American Electric Power Co., Inc.	120,209	10,121,598
American Water Works Co., Inc.	47,500	6,780,625
Atmos Energy Corp.	32,800	3,815,952
CenterPoint Energy, Inc.	143,876	4,193,985
CMS Energy Corp.	68,655	4,033,481
Consolidated Edison, Inc.	86,352	7,806,221
Constellation Energy Corp.	79,494	7,277,676
Dominion Energy, Inc.	195,366	10,118,005
DTE Energy Co.	49,745	5,472,945
Duke Energy Corp.	186,292	16,717,844
Edison International	89,414	6,209,802
Entergy Corp.	47,698	4,644,354
Evergy, Inc.	55,999	3,271,461
Eversource Energy	84,417	5,986,854
Exelon Corp.	240,384	9,793,244
FirstEnergy Corp.	137,793	5,357,392
NextEra Energy, Inc.	478,556	35,508,855
NiSource, Inc.	91,704	2,508,104
NRG Energy, Inc.	49,702	1,858,358
PG&E Corp. (a)	377,000	6,514,560
Pinnacle West Capital Corp.	27,704	2,256,768
Security Description	Shares	Value
PPL Corp.	184,019	$ 4,869,143
Public Service Enterprise Group, Inc.	116,988	7,324,619
Sempra Energy	75,362	10,971,953
Southern Co.	256,659	18,030,295
WEC Energy Group, Inc.	73,582	6,492,876
Xcel Energy, Inc.	132,051	8,209,611
		227,569,569
TOTAL COMMON STOCKS (Cost $6,077,909,595)		8,832,398,867

SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (d) (e)	195,887,998	195,887,998
State Street Navigator Securities Lending Portfolio II (c) (f)	1,057,576	1,057,576
TOTAL SHORT-TERM INVESTMENTS (Cost $196,945,574)		196,945,574
TOTAL INVESTMENTS — 99.9% (Cost $6,274,855,169)		9,029,344,441
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		5,602,804
NET ASSETS — 100.0%		$ 9,034,947,245
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	912	09/15/2023	$198,887,311	$204,664,106	$5,776,795

During the period ended June 30, 2023, average notional value related to futures contracts was $234,761,563.
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,832,398,867	$—	$—	$8,832,398,867
Short-Term Investments	196,945,574	—	—	196,945,574
TOTAL INVESTMENTS	$9,029,344,441	$—	$—	$9,029,344,441
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 5,776,795	$—	$—	$ 5,776,795
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 5,776,795	$—	$—	$ 5,776,795

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	82,878	$ 6,428,846	$ —	$ —	$—	$(363,834)	82,878	$ 6,065,012	$ 104,426
State Street Institutional U.S. Government Money Market Fund, Class G Shares	142,265,860	142,265,860	767,227,911	713,605,773	—	—	195,887,998	195,887,998	5,868,516
State Street Navigator Securities Lending Portfolio II	8,413,305	8,413,305	52,401,808	59,757,537	—	—	1,057,576	1,057,576	21,040
Total		$ 157,108,011	$819,629,719	$773,363,310	$—	$(363,834)		$203,010,586	$5,993,982
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$8,826,333,855
Investments in affiliated issuers, at value	203,010,586
Total Investments	9,029,344,441
Net cash at broker	6,829,334
Cash	54
Receivable from broker — accumulated variation margin on futures contracts	5,779,069
Receivable for investments sold	188,544,966
Dividends receivable — unaffiliated issuers	5,765,949
Dividends receivable — affiliated issuers	1,208,865
Securities lending income receivable — unaffiliated issuers	929
Securities lending income receivable — affiliated issuers	1,023
TOTAL ASSETS	9,237,474,630
LIABILITIES
Payable upon return of securities loaned	1,057,576
Payable for fund shares repurchased	201,024,855
Administration, custody, and transfer agent fees payable	271,358
Trustees’ fees and expenses payable	726
Registration and filing fees payable	304
Professional fees payable	26,241
Printing and postage fees payable	23,789
Accrued expenses and other liabilities	122,536
TOTAL LIABILITIES	202,527,385
NET ASSETS	$9,034,947,245
NET ASSETS CONSIST OF:
Paid-in Capital	$6,300,768,040
Total distributable earnings (loss)	2,734,179,205
NET ASSETS	$9,034,947,245
NET ASSET VALUE PER SHARE
Net asset value per share	$ 406.84
Shares outstanding (unlimited amount authorized, no par value)	22,207,822
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$6,071,970,747
Investments in affiliated issuers	202,884,422
Total cost of investments	$6,274,855,169
* Includes investments in securities on loan, at value	$ 17,916,462
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 67,961,611
Dividend income — affiliated issuers	5,972,942
Unaffiliated securities lending income	2,385
Affiliated securities lending income	21,040
Foreign taxes withheld	(18,921)
TOTAL INVESTMENT INCOME (LOSS)	73,939,057
EXPENSES
Administration, custody, and transfer agent fees	526,716
Trustees’ fees and expenses	53,372
Licensing and Registration Fees	20,199
Professional fees	40,764
Printing and postage fees	4,464
Insurance expense	11,166
Miscellaneous expenses	75,144
TOTAL EXPENSES	731,825
NET INVESTMENT INCOME (LOSS)	$ 73,207,232
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(45,643,462)
Futures contracts	23,016,443
Net realized gain (loss)	(22,627,019)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,244,590,487
Investments — affiliated issuers	(363,834)
Futures contracts	9,489,119
Net change in unrealized appreciation/depreciation	1,253,715,772
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,231,088,753
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,304,295,985
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 73,207,232	$ 112,176,854
Net realized gain (loss)	(22,627,019)	(57,283,429)
Net change in unrealized appreciation/depreciation	1,253,715,772	(1,452,707,373)
Net increase (decrease) in net assets resulting from operations	1,304,295,985	(1,397,813,948)
Distributions to shareholders	—	(110,962,516)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	967,205,164	2,193,289,248
Reinvestment of distributions	—	110,962,516
Cost of shares redeemed	(504,443,506)	(606,245,440)
Net increase (decrease) in net assets from beneficial interest transactions	462,761,658	1,698,006,324
Contribution from affiliate (Note 4)	—	15,694
Net increase (decrease) in net assets during the period	1,767,057,643	189,245,554
Net assets at beginning of period	7,267,889,602	7,078,644,048
NET ASSETS AT END OF PERIOD	$9,034,947,245	$ 7,267,889,602
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,616,363	5,826,888
Reinvestment of distributions	—	320,331
Shares redeemed	(1,283,959)	(1,654,070)
Net increase (decrease) from share transactions	1,332,404	4,493,149
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 348.16	$ 432.09	$ 344.77	$ 302.40	$ 235.40	$ 261.40
Income (loss) from investment operations:
Net investment income (loss) (b)	3.30	6.02	5.30	5.44	5.60	5.20
Net realized and unrealized gain (loss)	55.38	(84.50)	92.75	49.45	68.40	(17.20)
Total from investment operations	58.68	(78.48)	98.05	54.89	74.00	(12.00)
Contribution from affiliates (Note 4)	—	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(3.73)	(5.07)	(5.28)	(5.20)	(5.20)
Net realized gains	—	(1.72)	(5.66)	(7.24)	(1.80)	(8.80)
Total distributions	—	(5.45)	(10.73)	(12.52)	(7.00)	(14.00)
Net asset value, end of period	$ 406.84	$ 348.16	$ 432.09	$ 344.77	$ 302.40	$ 235.40
Total return (d)	16.89%	(18.18)%	28.52%	18.30%	31.41%	(4.42)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,034,947	$7,267,890	$7,078,644	$4,732,247	$3,223,997	$2,634,533
Ratios to average net assets:
Total expenses	0.02%(e)	0.02%	0.02%	0.02%	0.03%	0.03%
Net expenses	0.02%(e)	0.02%	0.02%	0.02%	0.02%	0.02%
Net investment income (loss)	1.79%(e)	1.61%	1.34%	1.79%	2.01%	1.93%
Portfolio turnover rate	3%(f)	2%	6%	6%	21%	8%
(a)	On April 17, 2020, the State Street Equity 500 Index II Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights) each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following Fund or Portfolio:
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Fund (the “Fund”)	Administrative Shares Service Shares Class A Shares Class I Shares Class K Shares Class R Shares	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005	Diversified
State Street Equity 500 Index II Portfolio (the “Portfolio”)	N/A	August 11, 2014	Diversified
The Fund is part of a “master-feeder” structure, and it invests substantially all of its assets in the Portfolio as shown below. The Portfolio is a separate series of the Trust. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at June 30, 2023
State Street Equity 500 Index Fund	State Street Equity 500 Index II Portfolio	47.33%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund and the Portfolio are investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed below:
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2023, is disclosed in the Portfolio’s Schedule of Investments.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
The Portfolio invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund and Portfolio within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2023, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Portfolio's derivative instruments as of June 30, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$5,779,069	$—	$5,779,069

26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	23,016,443	$—	23,016,443
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$9,489,119	$—	$9,489,119
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser a fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2024, separately with respect to each of the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by the Fund or the Portfolio and/or (ii) to reimburse the Fund or the Portfolio to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets of the Fund or Portfolio, respectively, on an annual basis.The expense limitation is inclusive of the allocation of expenses from the Portfolio. This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with approval of the Board.
For the period ended June 30, 2023, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R Shares and Class A Shares and for services provided to Fund shareholders in such class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R Shares and Class A Shares, respectively. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
27

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Other Transactions with Affiliates – Securities Lending
State Street, an affiliate of the Fund/Portfolio, acts as the securities lending agent for the Fund/Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds and portfolios, the Fund/Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund and Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2023, are disclosed in the Schedule of Investments.
SSGA FM and State Street combined to make a voluntary contribution to the Fund during the year ended December 31, 2022 in the amount of $1,381,224 related to an accounting matter.
State Street made a voluntary contribution to the Portfolio during the year ended December 31, 2022 in the amount of $15,694 related to an accounting matter.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund and the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2023 were as follows:
	Purchases	Sales
State Street Equity 500 Index II Portfolio	$726,171,436	$214,864,824
7.    Income Tax Information
The Fund and the Portfolio have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund and the Portfolio will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund and Portfolio file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Fund's and Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Fund	$3,201,269,454	$1,126,067,231	$ 50,866,160	$1,075,201,071
State Street Equity 500 Index II Portfolio	6,340,632,332	2,939,581,825	245,092,921	2,694,488,904
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2023, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index II Portfolio	$ 17,916,462	$ 1,057,576	$ 17,076,510	$ 18,134,086
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2023:
		Remaining Contractual Maturity of the Agreements as of June 30, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index II Portfolio	Common Stocks	$1,057,576	$—	$—	$—	$1,057,576	$1,057,576
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of June 30, 2023.
10.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Credit Risk
The Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
A Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Portfolio could decline if the particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness, such as COVID -19, or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio and Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund/Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund/Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund/Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Fund’s/Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s/Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund/Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund/Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s/Portfolio's costs with those of other mutual funds. It assumes that the Fund/Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s/Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s/Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Fund(b)
Administrative Shares	0.15%	$1,168.00	$ 0.81	$1,024.10	$ 0.75
Service Shares	0.25	1,167.40	1.34	1,023.60	1.25
Class R Shares	0.60	1,165.40	3.22	1,021.80	3.01
Class A Shares	0.45	1,166.20	2.42	1,022.60	2.26
Class I Shares	0.20	1,167.70	1.07	1,023.80	1.00
Class K Shares	0.00(c)	1,168.80	0.00(c)	1,024.80	0.00(c)
State Street Equity 500 Index II Portfolio	0.02	1,168.90	0.11	1,024.70	0.10
(a)	Expenses are equal to the Fund’s/Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	Because the Fund invests all of its assets in the Portfolio, the expense example reflects the net expenses of both the Fund and the Portfolio.
(c)	Amount is less than 0.005%.
31

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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund and Portfolio have adopted and implemented a liquidity risk management program (the "Program"). SSGA FM has been designated by the Board to administer the Fund's and  Portfolio's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's and Portfolio's liquidity risk, based on factors specific to the circumstances of the Fund and Portfolio. Liquidity risk is defined as the risk that a Fund or Portfolio could not meet redemption requests without significant dilution of remaining investors' interests in the Fund or  Portfolio. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2021 through December 31, 2022. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund and/or Portfolio's prospectus for more information regarding the Fund and/or Portfolio's exposure to liquidity risk and other principal risks to which an investment in the  Fund and/or Portfolio may be subject.
Proxy Voting Policies and Procedures and Records
The Fund and Portfolio have adopted the proxy voting policies of the Adviser. A description of the Fund's and Portfolio's proxy voting policies and procedures that are used by the Fund's and Portfolio's Adviser to vote proxies relating to Fund's and Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-800-997-7327 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund and Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Fund's and Portfolio's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's and Portfolio's first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds' and Portfolio's website at www.ssga.com. The Fund's and Portfolio's Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Institutional Investment Trust (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Equity 500 Index Fund (the “Fund”) and State Street Equity 500 Index II Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund, which is a feeder fund for which the Portfolio serves as the master fund in a master-feeder structure:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund and Portfolio; and
_______________________________________________
1 Over the course of many years overseeing the Fund, Portfolio, and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Profitability analyses for (a) the Adviser with respect to the Fund and Portfolio and (b) affiliates of the Adviser that provide services to the Fund and Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund and Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and Portfolio and for Fund/Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and Portfolio and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund and Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund and Portfolio by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund and Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund and Portfolio, and transfer agent of the Portfolio, and the role of the Adviser in managing the Fund’s and Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund and Portfolio;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s and Portfolio’s Adviser and Administrator, with respect to its operations relating to the Fund and Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Fund and Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund and Portfolio, and transfer agent for the Portfolio, with respect to its operations relating to the Fund and Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund and Portfolio (the “Distributor”), with respect to its operations relating to the Fund and Portfolio, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund and Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and Portfolio and the investment strategies used in pursuing the Fund’s and Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund and Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Fund and Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund and Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for the Fund and Portfolio. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund and Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s and Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund and Portfolio.
Fund Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund and Portfolio:
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund and Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. In the case of the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. The Board also considered that the Portfolio does not pay an investment advisory fee to the Adviser. Among other information, the Board considered the following expense information in its evaluation of the Fund and Portfolio:
State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund and Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund and Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund and Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund and Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund and Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund and Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund or Portfolio at this time.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of them under the Advisory Agreement.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and Portfolio and their respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
37

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Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Fund
and the Portfolio and Transfer Agent of the Portfolio
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Fund
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITEQTY500SAR

Semi-Annual Report
June 30, 2023
State Street Institutional Investment Trust
State Street Institutional Liquid Reserves Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value	$ 14,842,011,070
Receivable from Adviser	2,076
TOTAL ASSETS	14,842,013,146
LIABILITIES
Administration fees payable	630,699
Shareholder servicing fee payable	106,933
Distribution fees payable	13,447
Transfer agent fees payable	59,577
Registration and filing fees payable	82,473
Professional fees payable	8,218
Printing fees payable	76,060
Distribution payable	16,808,606
Accrued expenses and other liabilities	1,635
TOTAL LIABILITIES	17,787,648
NET ASSETS	$14,824,225,498
NET ASSETS CONSIST OF:
Paid-in Capital	$14,825,712,174
Total distributable earnings (loss)	(1,486,676)
NET ASSETS	$14,824,225,498
Administration Class
Net Assets	$ 298,181,010
Shares Outstanding	298,125,360
Net asset value, offering and redemption price per share	$ 1.0002
Bancroft Capital Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.0000
Institutional Class
Net Assets	$ 268,162,935
Shares Outstanding	268,068,931
Net asset value, offering and redemption price per share	$ 1.0004
Investment Class
Net Assets	$ 6,275
Shares Outstanding	6,273
Net asset value, offering and redemption price per share	$ 1.0002
Investor Class
Net Assets	$ 80,306,508
Shares Outstanding	80,284,214
Net asset value, offering and redemption price per share	$ 1.0003
Opportunity Class
Net Assets	$ 404,684,305
Shares Outstanding	404,655,064
Net asset value, offering and redemption price per share	$ 1.0001
Premier Class
Net Assets	$13,382,052,075
Shares Outstanding	13,379,771,417
Net asset value, offering and redemption price per share	$ 1.0002
Trust Class
Net Assets	$ 390,782,390
Shares Outstanding	390,651,853
Net asset value, offering and redemption price per share	$ 1.0003
COST OF INVESTMENTS:
Investment in corresponding affiliated Portfolio	$14,842,627,469
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$322,900,975
Expenses allocated from affiliated Portfolio	(3,940,775)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	318,960,200
EXPENSES
Administration fees
Administration Class	91,299
Bancroft Capital Class	13
Institutional Class	62,600
Investment Class	2
Investor Class	19,726
Opportunity Class	50,056
Premier Class	2,889,862
Trust Class	117,879
Shareholder servicing fees
Administration Class	365,195
Bancroft Capital Class	7
Institutional Class	37,560
Investment Class	7
Investor Class	31,562
Opportunity Class	30,034
Trust Class	136,740
Distribution fees
Administration Class	91,299
Investment Class	4
Custodian fees	32,985
Trustees’ fees and expenses	10,573
Registration and filing fees	40,784
Professional fees and expenses	28,081
Printing and postage fees	12,549
Insurance expense	22,087
Miscellaneous expenses	40,788
TOTAL EXPENSES	4,111,692
Expenses waived/reimbursed by the Adviser	(2,136)
NET EXPENSES	4,109,556
NET INVESTMENT INCOME (LOSS)	$314,850,644
UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(917,019)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$313,933,625
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 314,850,644	$ 204,643,206
Net realized gain (loss)	—	316,325
Net change in unrealized appreciation/depreciation	(917,019)	828,133
Net increase (decrease) in net assets resulting from operations	313,933,625	205,787,664
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(8,381,755)	(8,806,511)
Bancroft Capital Class	(1,202)	(847)
Institutional Class	(6,062,772)	(2,801,363)
Investment Class	(139)	(86)
Investor Class	(1,876,781)	(1,516,899)
Opportunity Class	(4,937,921)	(1,287,454)
Premier Class	(282,094,946)	(182,349,637)
Trust Class	(11,414,692)	(7,959,771)
Total distributions to shareholders	(314,770,208)	(204,722,568)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	2,039,992,760	4,299,680,896
Reinvestment of distributions	5,932,865	5,393,919
Shares redeemed	(2,131,340,629)	(4,585,011,005)
Net increase (decrease) from capital share transactions	(85,415,004)	(279,936,190)
Institutional Class
Shares sold	341,085,489	312,621,062
Reinvestment of distributions	5,564,639	2,294,369
Shares redeemed	(336,565,650)	(137,462,424)
Net increase (decrease) from capital share transactions	10,084,478	177,453,007
Investment Class
Reinvestment of distributions	138	85
Shares redeemed	—	(149)
Net increase (decrease) from capital share transactions	138	(64)
Investor Class
Shares sold	323,200,524	514,664,324
Reinvestment of distributions	1,822,908	1,335,452
Shares redeemed	(412,382,335)	(480,136,720)
Net increase (decrease) from capital share transactions	(87,358,903)	35,863,056
Opportunity Class
Shares sold	506,158,192	143,000,000
Reinvestment of distributions	4,527,767	1,253,148
Shares redeemed	(242,301,104)	(8,000,001)
Net increase (decrease) from capital share transactions	268,384,855	136,253,147
Premier Class
Shares sold	53,015,353,478	112,464,483,149
Reinvestment of distributions	226,112,314	155,903,599
Shares redeemed	(50,301,389,906)	(113,824,705,100)
Net increase (decrease) from capital share transactions	2,940,075,886	(1,204,318,352)
Trust Class
Shares sold	2,812,461,261	7,233,551,554
Reinvestment of distributions	6,203,050	4,352,714
Shares redeemed	(2,928,766,205)	(7,150,181,489)
Net increase (decrease) from capital share transactions	(110,101,894)	87,722,779
Net increase (decrease) in net assets from beneficial interest transactions	2,935,669,556	(1,046,962,617)
Net increase (decrease) in net assets during the period	2,934,832,973	(1,045,897,521)
Net assets at beginning of period	11,889,392,525	12,935,290,046
NET ASSETS AT END OF PERIOD	$ 14,824,225,498	$ 11,889,392,525
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	2,039,371,446	4,299,681,830
Reinvestment of distributions	5,931,270	5,393,272
Shares redeemed	(2,130,710,734)	(4,584,996,603)
Net increase (decrease) from share transactions	(85,408,018)	(279,921,501)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
Institutional Class
Shares sold	340,928,026	312,534,507
Reinvestment of distributions	5,562,168	2,293,649
Shares redeemed	(336,402,327)	(137,419,130)
Net increase (decrease) from share transactions	10,087,867	177,409,026
Investment Class
Reinvestment of distributions	138	85
Shares redeemed	—	(149)
Net increase (decrease) from share transactions	138	(64)
Investor Class
Shares sold	323,089,552	514,614,996
Reinvestment of distributions	1,822,228	1,335,217
Shares redeemed	(412,231,040)	(480,118,802)
Net increase (decrease) from share transactions	(87,319,260)	35,831,411
Opportunity Class
Shares sold	506,105,072	142,987,702
Reinvestment of distributions	4,527,132	1,253,007
Shares redeemed	(242,267,948)	(7,999,902)
Net increase (decrease) from share transactions	268,364,256	136,240,807
Premier Class
Shares sold	53,001,388,475	112,459,935,403
Reinvestment of distributions	226,057,267	155,884,830
Shares redeemed	(50,287,910,580)	(113,820,118,727)
Net increase (decrease) from share transactions	2,939,535,162	(1,204,298,494)
Trust Class
Shares sold	2,811,214,106	7,232,826,005
Reinvestment of distributions	6,200,780	4,351,681
Shares redeemed	(2,927,463,269)	(7,149,586,416)
Net increase (decrease) from share transactions	(110,048,383)	87,591,270
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0003	$ 1.0000	$ 1.0001	$ 1.0001	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0227	0.0147	0.0000(b)	0.0039	0.0206	0.0174
Net realized and unrealized gain (loss)	0.0001	0.0004	(0.0001)	—	(0.0001)	(0.0001)
Total from investment operations	0.0228	0.0151	(0.0001)	0.0039	0.0205	0.0173
Distributions to shareholders from:
Net investment income	(0.0229)	(0.0148)	—	(0.0039)	(0.0203)	(0.0174)
Net asset value, end of period	$ 1.0002	$ 1.0003	$ 1.0000	$ 1.0001	$ 1.0001	$ 0.9999
Total return (c)	2.30%	1.52%	(0.01)%	0.39%	2.07%	1.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$298,181	$383,631	$663,480	$567,550	$613,074	$956,750
Ratios to Average Net Assets:
Total expenses	0.37%(d)	0.37%	0.37%	0.37%	0.38%	0.37%
Net expenses	0.37%(d)	0.33%	0.17%	0.32%	0.37%	0.37%
Net investment income (loss)	4.59%(d)	1.32%	0.00%(e)	0.43%	2.06%	1.74%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0240	0.0167	0.0000(b)
Net realized and unrealized gain (loss)	0.0000(b)	0.0001	(0.0001)
Total from investment operations	0.0240	0.0168	(0.0001)
Distributions to shareholders from:
Net investment income	(0.0240)	(0.0167)	(0.0000)(b)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 0.9999
Total return (c)	2.41%	1.70%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.15%(d)
Net expenses	0.14%(d)	0.14%	0.15%(d)
Net investment income (loss)	4.84%(d)	1.69%	0.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 7/6/18*- 12/31/18
Net asset value, beginning of period	$ 1.0004	$ 1.0003	$ 1.0003	$ 1.0002	$ 1.0001	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0240	0.0166	0.0001	0.0054	0.0217	0.0108
Net realized and unrealized gain (loss)	0.0000(b)	0.0001	0.0001	0.0002	0.0009	0.0001
Total from investment operations	0.0240	0.0167	0.0002	0.0056	0.0226	0.0109
Distributions to shareholders from:
Net investment income	(0.0240)	(0.0166)	(0.0002)	(0.0055)	(0.0225)	(0.0108)
Net asset value, end of period	$ 1.0004	$ 1.0004	$ 1.0003	$ 1.0003	$ 1.0002	$ 1.0001
Total return (c)	2.42%	1.69%	0.02%	0.56%	2.28%	1.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$268,163	$258,089	$ 80,594	$153,757	$183,304	$ 55
Ratios to Average Net Assets:
Total expenses	0.15%(d)	0.15%	0.15%	0.15%	0.16%	0.15%(d)
Net expenses	0.15%(d)	0.15%	0.15%	0.15%	0.15%	0.15%(d)
Net investment income (loss)	4.84%(d)	2.25%	0.03%	0.57%	2.17%	2.21%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0003	$ 1.0002	$1.0002	$ 1.0002	$ 1.0000	$ 0.9999
Income (loss) from investment operations:
Net investment income (loss)	0.0223	0.0135	0.0000	0.0036	0.0201	0.0164
Net realized and unrealized gain (loss)	(0.0001)	0.0006	—	—	(0.0003)	0.0001
Total from investment operations	0.0222	0.0141	0.0000(b)	0.0036	0.0198	0.0165
Distributions to shareholders from:
Net investment income	(0.0223)	(0.0140)	—	(0.0036)	(0.0196)	(0.0164)
Net asset value, end of period	$ 1.0002	$ 1.0003	$1.0002	$ 1.0002	$ 1.0002	$ 1.0000
Total return (c)	2.24%	1.42%	0.00%(d)	0.37%	1.99%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 6	$ 6	$ 6	$ 6	$ 12	$ 23
Ratios to Average Net Assets:
Total expenses	0.47%(e)	0.48%	0.48%	0.45%	0.47%	0.47%
Net expenses	0.47%(e)	0.42%	0.17%	0.35%	0.45%	0.47%
Net investment income (loss)	4.49%(e)	1.42%	(0.03)%	0.38%	2.01%	1.18%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0003	$ 1.0001	$ 1.0002	$ 1.0001	$ 0.9999	$ 0.9999
Income (loss) from investment operations:
Net investment income (loss)	0.0233	0.0162	0.0000(b)	0.0049	0.0219	0.0191
Net realized and unrealized gain (loss)	0.0004	0.0002	(0.0001)	0.0002	0.0003	—
Total from investment operations	0.0237	0.0164	(0.0001)	0.0051	0.0222	0.0191
Distributions to shareholders from:
Net investment income	(0.0237)	(0.0162)	(0.0000)(b)	(0.0050)	(0.0220)	(0.0191)
Net asset value, end of period	$ 1.0003	$ 1.0003	$ 1.0001	$ 1.0002	$ 1.0001	$ 0.9999
Total return (c)	2.40%	1.65%	(0.01)%	0.51%	2.24%	1.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 80,307	$167,654	$131,790	$ 97,898	$ 36,424	$ 40,881
Ratios to Average Net Assets:
Total expenses	0.20%(d)	0.20%	0.20%	0.20%	0.21%	0.20%
Net expenses	0.20%(d)	0.19%	0.17%	0.20%	0.20%	0.20%
Net investment income (loss)	4.76%(d)	1.55%	0.00%(e)	0.57%	2.19%	1.95%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 1.0002	$ 0.9999	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0248	0.0167	0.0000(b)
Net realized and unrealized gain (loss)	(0.0009)	0.0003	(0.0001)
Total from investment operations	0.0239	0.0170	(0.0001)
Distributions to shareholders from:
Net investment income	(0.0240)	(0.0167)	(0.0000)(b)
Net asset value, end of period	$ 1.0001	$ 1.0002	$ 0.9999
Total return (c)	2.41%	1.71%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$404,684	$136,312	$ 50
Ratios to Average Net Assets:
Total expenses	0.15%(d)	0.15%	0.15%(d)
Net expenses	0.15%(d)	0.15%	0.15%(d)
Net investment income (loss)	4.93%(d)	3.81%	0.00%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0002	$ 1.0001	$ 1.0002	$ 1.0001	$ 0.9999	$ 0.9999
Income (loss) from investment operations:
Net investment income (loss)	0.0243	0.0168	0.0004	0.0058	0.0223	0.0199
Net realized and unrealized gain (loss)	(0.0002)	0.0002	—	0.0001	0.0007	—
Total from investment operations	0.0241	0.0170	0.0004	0.0059	0.0230	0.0199
Distributions to shareholders from:
Net investment income	(0.0241)	(0.0169)	(0.0005)	(0.0058)	(0.0228)	(0.0199)
Net asset value, end of period	$ 1.0002	$ 1.0002	$ 1.0001	$ 1.0002	$ 1.0001	$ 0.9999
Total return (b)	2.44%	1.72%	0.04%	0.59%	2.32%	2.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,382,052	$10,442,749	$11,646,151	$14,854,601	$20,188,261	$9,489,591
Ratios to Average Net Assets:
Total expenses	0.12%(c)	0.12%	0.12%	0.12%	0.13%	0.12%
Net expenses	0.12%(c)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	4.88%(c)	1.62%	0.06%	0.67%	2.23%	2.00%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0004	$ 1.0001	$ 1.0002	$ 1.0001	$ 1.0000	$ 0.9999
Income (loss) from investment operations:
Net investment income (loss)	0.0239	0.0164	0.0001	0.0052	0.0226	0.0193
Net realized and unrealized gain (loss)	(0.0002)	0.0003	(0.0001)	0.0001	(0.0003)	0.0001
Total from investment operations	0.0237	0.0167	—	0.0053	0.0223	0.0194
Distributions to shareholders from:
Net investment income	(0.0238)	(0.0164)	(0.0001)	(0.0052)	(0.0222)	(0.0193)
Net asset value, end of period	$ 1.0003	$ 1.0004	$ 1.0001	$ 1.0002	$ 1.0001	$ 1.0000
Total return (b)	2.40%	1.68%	(0.00)%(c)	0.53%	2.26%	1.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$390,782	$500,902	$413,169	$452,418	$597,353	$704,123
Ratios to Average Net Assets:
Total expenses	0.18%(d)	0.18%	0.18%	0.18%	0.18%	0.18%
Net expenses	0.18%(d)	0.18%	0.17%	0.18%	0.18%	0.18%
Net investment income (loss)	4.84%(d)	1.56%	0.01%	0.51%	2.26%	1.91%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Amount is less than 0.005%.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Liquid Reserves Fund	Premier Class Investment Class Administration Class Trust Class Investor Class Institutional Class Bancroft Capital Class Opportunity Class Service Class	August 12, 2004 October 15, 2007 August 29, 2016 August 29, 2016 July 13, 2017 July 6, 2018 October 13, 2021 October 28, 2021 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100.00% at June 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold.
The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. The Board has permitted the Fund to impose a liquidity fee of no more than 2% on the value redeemed and/or temporarily suspend redemptions for up to 10 business days in a 90 day period, in the event that the Fund’s liquid assets fall below certain thresholds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Security Valuation
The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The summary of the inputs used for the Portfolio, as of June 30, 2023, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to the report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2024 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with approval of the Board. For the period ended June 30, 2023, the Adviser contractually waived fees in the amount of $2,136.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2023 were $0
As of June 30, 2023, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$1,404,801
12/31/2024	$ 256,835
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2023, the Fund's Administration Class shares and Investment Class shares paid $91,299 and $4, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Institutional Class shares, Investment Class shares, Administration Class shares, Bancroft Capital Class shares, Investor Class shares, Trust Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.03%, 0.25%, 0.20%, 0.03%, 0.08%, 0.058% and
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

0.03%, respectively, of the eligible average daily net assets of Institutional Class shares, Investment Class shares, Administration Class shares, Bancroft Capital Class shares, Investor Class shares, Trust Class shares and Opportunity Class shares, respectively. During the period ended June 30, 2023, the Fund’s Institutional Class shares, Investment Class shares, Administration Class shares, Bancroft Capital Class shares, Investor Class shares, Trust Class shares and Opportunity Class shares paid SSGA FD $37,560, $7, $365,195, $7, $31,562, $136,740 and $30,034, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.  As of December 31, 2022  SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$14,842,627,469	$—	$616,399	$(616,399)
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Liquid Reserves Fund
Administration Class	0.37%	$1,023.00	$1.86	$1,023.00	$1.86
Bancroft Capital Class	0.14	1,024.10	0.70	1,024.10	0.70
Institutional Class	0.15	1,024.20	0.75	1,024.10	0.75
Investment Class	0.47	1,022.40	2.36	1,022.50	2.36
Investor Class	0.20	1,024.00	1.00	1,023.80	1.00
Opportunity Class	0.15	1,024.10	0.75	1,024.10	0.75
Premier Class	0.12	1,024.40	0.60	1,024.20	0.60
Trust Class	0.18	1,024.00	0.90	1,023.90	0.90
(a)	Hypothetical expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period multiplied by 181, then divided by 365.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Investment Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Liquid Reserves Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to  the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s  Adviser and Administrator, with respect to its operations relating to the Fund and  its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund  (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s  investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks.  The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Money Market Funds, Generally.  The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe.  The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund.  The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5 and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Liquid Reserves Fund.  The Board considered that the Fund’s actual management fee was below the median of its Expense Group and was equal to the median of its Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund  during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund  at this time.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and  its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services
24

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Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston,  MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2023
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2023

% of Net Assets
Other Notes	30.4%
Financial Company Commercial Paper	20.6
Certificates Of Deposit	15.2
Government Agency Repurchase Agreements	13.5
Asset Backed Commercial Paper	10.4
Other Repurchase Agreements	8.5
Other Assets in Excess of Liabilities	1.4
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2023

% of Net Assets
2 to 30 Days	67.0%
31 to 60 Days	7.7
61 to 90 Days	5.9
Over 90 Days	18.0
Total	98.6%
Average days to maturity	15
Weighted average life	39
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—10.4%
Anglesea Funding LLC	5.090%	07/06/2023	07/06/2023	$ 125,000,000	$ 124,894,438
Anglesea Funding LLC	5.100%	07/07/2023	07/07/2023	125,000,000	124,876,771
Anglesea Funding LLC	5.120%	07/05/2023	07/05/2023	200,000,000	199,859,334
Antalis SA	5.090%	07/07/2023	07/07/2023	65,000,000	64,935,541
Barclays Bank PLC	5.400%	08/15/2023	08/15/2023	100,000,000	99,329,806
Barton Capital SA	5.080%	07/03/2023	07/03/2023	115,000,000	114,951,403
Chesham Finance Ltd./Chesham Finance LLC	5.080%	07/03/2023	07/03/2023	70,000,000	69,970,489
Concord Minutemen Capital Co. LLC	5.100%	07/06/2023	07/06/2023	50,000,000	49,957,609
Concord Minutemen Capital Co. LLC, SOFR + 0.50(a)	5.560%	07/03/2023	01/02/2024	40,000,000	40,000,000
Great Bear Funding LLC	5.090%	07/05/2023	07/05/2023	135,000,000	134,905,050
Great Bear Funding LLC	5.090%	07/06/2023	07/06/2023	100,000,000	99,915,550
LMA-Americas LLC	4.970%	07/26/2023	07/26/2023	45,000,000	44,829,212
LMA-Americas LLC	5.500%	10/03/2023	10/03/2023	70,000,000	68,980,888
LMA-Americas LLC	5.500%	10/04/2023	10/04/2023	30,000,000	29,558,560
Matchpoint Finance PLC, SOFR + 0.46%(a),(b)	5.520%	07/03/2023	12/04/2023	50,000,000	50,010,830
Ridgefield Funding Co. LLC, SOFR + 0.23(a),(b)	5.290%	07/03/2023	08/16/2023	24,750,000	24,749,977
Ridgefield Funding Co. LLC, SOFR + 0.31(a),(b)	5.370%	07/03/2023	07/24/2023	105,000,000	105,011,046
Victory Receivables Corp.	5.200%	07/14/2023	07/14/2023	100,000,000	99,800,306
TOTAL ASSET BACKED COMMERCIAL PAPER					1,546,536,810
CERTIFICATES OF DEPOSIT—15.2%
Barclays Bank PLC, SOFR + 0.40(a)	5.460%	07/03/2023	07/10/2023	50,000,000	50,003,526
BNP Paribas SA	5.320%	07/31/2023	07/31/2023	50,000,000	50,006,617
BNP Paribas SA	5.350%	11/14/2023	11/14/2023	58,500,000	58,440,606
BNP Paribas SA, SOFR + 0.42%(a)	5.480%	07/03/2023	10/31/2023	50,000,000	50,022,403
Canadian Imperial Bank of Commerce	5.800%	02/26/2024	02/26/2024	50,000,000	49,967,766
Canadian Imperial Bank of Commerce, SOFR + 0.43(a)	5.490%	07/03/2023	09/22/2023	41,750,000	41,783,694
Canadian Imperial Bank of Commerce, SOFR + 0.45(a)	5.510%	07/03/2023	10/23/2023	70,250,000	70,309,292
Citibank NA	5.780%	03/11/2024	03/11/2024	40,000,000	39,961,424
Citibank NA	5.810%	02/28/2024	02/28/2024	67,750,000	67,710,247
Cooperatieve Rabobank UA, SOFR + 0.43(a)	5.490%	07/03/2023	10/11/2023	35,000,000	35,019,763
Credit Agricole Corporate & Investment Bank, SOFR + 0.30(a)	5.360%	07/03/2023	07/10/2023	89,000,000	89,004,559
Credit Industriel et Commercial	5.130%	08/07/2023	08/07/2023	56,750,000	56,745,596
Credit Industriel et Commercial, SOFR + 0.42(a)	5.480%	07/03/2023	10/18/2023	50,000,000	50,020,474
DNB Bank ASA	5.400%	11/10/2023	11/10/2023	57,000,000	56,961,949
Lloyds Bank Corporate Markets PLC, SOFR + 0.50%(a)	5.560%	07/03/2023	10/02/2023	50,000,000	50,033,167
Mizuho Bank Ltd., SOFR + 0.35(a)	5.410%	07/03/2023	07/10/2023	50,000,000	50,003,253
Mizuho Bank Ltd., SOFR + 0.46(a)	5.520%	07/03/2023	10/26/2023	50,000,000	50,019,494
Mizuho Bank Ltd., SOFR + 0.51(a)	5.570%	07/03/2023	10/11/2023	50,000,000	50,025,383
MUFG Bank Ltd., SOFR + 0.14%(a)	5.200%	07/03/2023	07/07/2023	78,000,000	78,000,347
MUFG Bank Ltd., SOFR + 0.17(a)	5.230%	07/03/2023	09/08/2023	73,000,000	72,985,849
MUFG Bank Ltd., SOFR + 0.20(a)	5.260%	07/03/2023	08/21/2023	42,500,000	42,499,844
MUFG Bank Ltd., SOFR + 0.25(a)	5.310%	07/03/2023	07/18/2023	89,000,000	89,004,511
Norinchukin Bank	5.060%	07/07/2023	07/07/2023	100,000,000	100,000,000
Norinchukin Bank, SOFR + 0.25	5.310%	07/03/2023	07/13/2023	56,500,000	56,502,823
Norinchukin Bank, SOFR + 0.30%(a)	5.360%	07/03/2023	09/08/2023	100,000,000	100,005,404
Norinchukin Bank New York	5.550%	09/12/2023	09/12/2023	125,000,000	125,042,722
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.38	5.440%	07/03/2023	08/01/2023	100,000,000	100,021,855
Sumitomo Mitsui Trust Bank Ltd.	5.050%	07/07/2023	07/07/2023	200,000,000	200,000,000
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.30	5.360%	07/03/2023	07/12/2023	75,000,000	75,004,647
Svenska Handelsbanken AB	5.405%	11/16/2023	11/16/2023	50,000,000	49,990,430
Svenska Handelsbanken AB, SOFR + 0.37	5.430%	07/03/2023	10/18/2023	50,000,000	50,021,994
Toronto-Dominion Bank	5.800%	07/03/2023	08/14/2023	50,000,000	50,034,815
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Wells Fargo Bank NA, SOFR + 0.47	5.530%	07/03/2023	11/06/2023	$ 101,250,000	$ 101,309,836
TOTAL CERTIFICATES OF DEPOSIT					2,256,464,290
FINANCIAL COMPANY COMMERCIAL PAPER—20.6%
Australia & New Zealand Banking Group Ltd., SOFR + 0.33(a),(b)	5.390%	07/03/2023	07/05/2023	75,000,000	75,001,714
Bank of Montreal	5.560%	02/26/2024	02/26/2024	50,000,000	48,121,874
Bank of Montreal, SOFR + 0.50%(a)	5.560%	07/03/2023	10/04/2023	50,000,000	50,030,653
Bank of Nova Scotia, SOFR + 0.45(a),(b)	5.510%	07/03/2023	10/10/2023	50,000,000	50,019,420
Bank of Nova Scotia, SOFR + 0.50%(a),(b)	5.560%	07/03/2023	11/06/2023	50,000,000	50,037,198
BNG Bank NV	5.060%	07/03/2023	07/03/2023	50,000,000	49,978,963
BNG Bank NV	5.060%	07/05/2023	07/05/2023	50,000,000	49,964,903
BNG Bank NV	5.060%	07/06/2023	07/06/2023	90,000,000	89,924,145
BNG Bank NV	5.060%	07/07/2023	07/07/2023	100,000,000	99,901,611
BNG Bank NV	5.090%	07/11/2023	07/11/2023	300,000,000	299,535,066
BPCE SA, SOFR + 0.50(a),(b)	5.560%	07/03/2023	11/06/2023	37,250,000	37,277,448
Canadian Imperial Bank of Commerce, SOFR + 0.50%(a),(b)	5.560%	07/03/2023	11/06/2023	50,000,000	50,044,463
Chesham Finance Ltd./Chesham Finance LLC, SOFR + 0.11%(a)	5.170%	07/03/2023	08/08/2023	130,000,000	130,000,000
Credit Industriel et Commercial	5.380%	09/26/2023	09/26/2023	125,000,000	123,386,361
Credit Industriel et Commercial, SOFR + 0.45(a),(b)	5.510%	07/03/2023	01/08/2024	85,000,000	84,997,851
DNB Bank ASA	5.080%	02/13/2024	02/13/2024	44,500,000	42,922,579
DNB Bank ASA, SOFR + 0.35(a),(b)	5.410%	07/03/2023	11/09/2023	59,000,000	59,022,843
HSBC Bank PLC, SOFR + 0.42(a),(b)	5.480%	07/03/2023	02/02/2024	29,750,000	29,744,330
ING U.S. Funding LLC	4.930%	08/24/2023	08/24/2023	50,000,000	49,596,132
ING U.S. Funding LLC, SOFR + 0.46%(a)	5.520%	07/03/2023	09/29/2023	50,000,000	50,047,332
Lloyds Bank PLC, SOFR + 0.19(a)	5.250%	07/03/2023	08/21/2023	50,000,000	49,995,713
Macquarie Bank Ltd.	5.480%	10/02/2023	10/02/2023	50,000,000	49,291,606
Macquarie Bank Ltd., SOFR + 0.35%(a),(b)	5.410%	07/03/2023	07/10/2023	50,000,000	50,003,253
Macquarie Bank Ltd., SOFR + 0.44(a),(b)	5.500%	07/03/2023	09/25/2023	43,000,000	43,020,074
Macquarie Bank Ltd., SOFR + 0.44(a),(b)	5.500%	07/03/2023	10/19/2023	50,000,000	50,020,208
Macquarie Bank Ltd., SOFR + 0.45(a),(b)	5.510%	07/03/2023	10/06/2023	23,750,000	23,761,387
National Australia Bank Ltd., SOFR + 0.43(a),(b)	5.490%	07/03/2023	10/11/2023	50,000,000	50,027,678
National Australia Bank Ltd., SOFR + 0.45(a),(b)	5.510%	07/03/2023	10/10/2023	50,000,000	50,030,084
National Australia Bank Ltd., SOFR + 0.45(a),(b)	5.510%	07/03/2023	02/27/2024	68,000,000	68,000,254
National Australia Bank Ltd., SOFR + 0.47%(a),(b)	5.530%	07/03/2023	07/13/2023	50,000,000	50,006,426
National Australia Bank Ltd., SOFR + 0.49(a),(b)	5.550%	07/03/2023	11/30/2023	50,000,000	50,033,957
Nordea Bank Abp, SOFR + 0.30(a),(b)	5.360%	07/03/2023	07/12/2023	50,000,000	50,001,463
Nordea Bank Abp, SOFR + 0.46%(a),(b)	5.520%	07/03/2023	10/06/2023	65,000,000	65,030,813
Skandinaviska Enskilda Banken AB, SOFR + 0.36(a),(b)	5.420%	07/03/2023	10/25/2023	35,750,000	35,761,970
Svenska Handelsbanken AB	5.300%	10/18/2023	10/18/2023	75,000,000	73,790,917
Svenska Handelsbanken AB	5.540%	11/30/2023	11/30/2023	49,750,000	48,628,536
Svenska Handelsbanken AB, SOFR + 0.21(a),(b)	5.270%	07/03/2023	11/22/2023	52,000,000	51,971,478
Swedbank AB, SOFR + 0.24(a)	5.300%	07/03/2023	08/16/2023	71,000,000	71,006,669
Swedbank AB, SOFR + 0.25(a)	5.310%	07/03/2023	11/10/2023	47,250,000	47,239,099
Swedbank AB, SOFR + 0.36(a)	5.420%	07/03/2023	08/11/2023	50,000,000	50,011,615
Swedbank AB, SOFR + 0.38(a)	5.440%	07/03/2023	08/07/2023	100,000,000	100,023,989
Swedbank AB, SOFR + 0.42(a)	5.480%	07/03/2023	09/25/2023	30,000,000	30,012,568
Toronto-Dominion Bank	4.950%	11/02/2023	11/02/2023	50,000,000	49,054,861
UBS AG	5.290%	08/14/2023	08/14/2023	39,000,000	38,745,038
UBS AG, SOFR + 0.35(a),(b)	5.410%	07/03/2023	08/11/2023	18,250,000	18,250,074
UBS AG, SOFR + 0.40(a),(b)	5.460%	07/03/2023	07/05/2023	54,750,000	54,751,617
United Overseas Bank Ltd.	5.400%	09/27/2023	09/27/2023	150,000,000	147,951,888
Westpac Banking Corp., SOFR + 0.19(a),(b)	5.250%	07/03/2023	11/20/2023	29,500,000	29,487,874
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Westpac Banking Corp., SOFR + 0.46(a),(b)	5.520%	07/06/2023	11/10/2023	$ 50,000,000	$ 50,028,426
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					3,065,494,421
OTHER NOTES—30.4%
ABN AMRO Bank NV	5.060%	06/30/2023	07/03/2023	100,000,000	100,000,000
ABN AMRO Bank NV	5.080%	06/27/2023	07/03/2023	100,000,000	100,000,000
ABN AMRO Bank NV	5.080%	06/28/2023	07/05/2023	130,000,000	130,000,000
ABN AMRO Bank NV	5.080%	06/29/2023	07/06/2023	150,000,000	150,000,000
ABN AMRO Bank NV	5.080%	06/30/2023	07/07/2023	75,000,000	75,000,000
Abu Dhabi Commercial Bank PJSC	5.070%	06/30/2023	07/03/2023	231,410,000	231,410,000
Australia & New Zealand Banking Group Ltd.	5.070%	06/30/2023	07/03/2023	250,000,000	250,000,000
Bank of America N.A.	0.883%	11/07/2023	11/07/2023	18,750,000	18,743,077
Bank of America N.A.	5.440%	02/07/2024	02/07/2024	18,750,000	18,689,635
Bank of America N.A., SOFR + 0.34%(a)	5.400%	07/03/2023	07/05/2023	33,000,000	33,000,000
Bank of America N.A., SOFR + 0.36%(a)	5.420%	07/03/2023	08/07/2023	26,000,000	26,003,993
Bank of America N.A., SOFR + 0.50	5.560%	07/03/2023	11/06/2023	52,750,000	52,778,884
Banque Nationale de Canada	5.060%	06/29/2023	07/06/2023	125,000,000	125,000,000
Canadian Imperial Bank of Commerce	5.060%	06/30/2023	07/03/2023	330,000,000	330,000,000
Citibank N.A.	5.060%	06/30/2023	07/03/2023	300,000,000	300,000,000
ING Bank NV	5.070%	06/27/2023	07/03/2023	200,000,000	200,000,000
ING Bank NV	5.070%	06/28/2023	07/05/2023	100,000,000	100,000,000
ING Bank NV	5.070%	06/30/2023	07/07/2023	100,000,000	100,000,000
KBC Bank NV	5.060%	06/30/2023	07/03/2023	250,000,000	250,000,000
Mizuho Bank Ltd.	5.070%	06/30/2023	07/03/2023	185,000,000	185,000,000
NRW Bank	5.050%	06/29/2023	07/06/2023	100,000,000	100,000,000
NRW Bank	5.060%	06/26/2023	07/03/2023	200,000,000	200,000,000
NRW Bank	5.060%	06/30/2023	07/07/2023	200,000,000	200,000,000
Royal Bank of Canada	5.070%	06/30/2023	07/03/2023	375,000,000	375,000,000
Royal Bank of Canada	5.080%	06/26/2023	07/03/2023	97,000,000	97,000,000
Skandinaviska Enskilda Banken AB	5.060%	06/30/2023	07/03/2023	300,000,000	300,000,000
Svenska Handelsbanken AB	5.020%	06/30/2023	07/03/2023	313,000,000	313,000,000
Toronto-Dominion Bank	5.070%	06/28/2023	07/05/2023	100,000,000	100,000,000
Toyota Motor Credit Corp., SOFR + 0.62	5.680%	07/03/2023	06/13/2024	50,000,000	50,069,067
TOTAL OTHER NOTES					4,510,694,656
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—13.5%
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a Federal National Mortgage Associations, 1.500% due 02/01/2051, valued at $163,200,000); expected proceeds $160,068,000	5.100%	07/03/2023	07/03/2023	160,000,000	160,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 06/09/2023 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 3.500% due 10/25/2058 – 11/25/2058, valued at $41,200,022); expected proceeds $40,542,000(c)	5.420%	07/03/2023	09/07/2023	40,000,000	40,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 5.720% due 02/01/2026 – 06/01/2053, and Federal National Mortgage Associations, 1.280% – 6.500% due 01/01/2026 – 07/01/2053, valued at $1,836,000,003); expected proceeds $1,800,759,000	5.060%	07/03/2023	07/03/2023	$ 1,800,000,000	$ 1,800,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					2,000,000,000
OTHER REPURCHASE AGREEMENTS—8.5%
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 06/27/2023 (collateralized by various Corporate Bonds, 4.300% – 6.700% due 06/28/2025 – 04/01/2053, valued at $24,840,635); expected proceeds $23,149,462(c)	5.570%	07/03/2023	08/08/2023	23,000,000	23,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 06/29/2023 (collateralized by various Corporate Bonds, 2.875% – 6.174% due 01/15/2026 – 03/15/2052, valued at $37,800,368); expected proceeds $35,227,442(c)	5.570%	07/03/2023	08/10/2023	35,000,000	35,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri–Party), dated 04/07/2021 (collateralized by various Corporate Bonds, 0.500% – 7.375% due 08/11/2023 – 04/15/2054, valued at $109,370,174); expected proceeds $111,846,500	5.220%	07/03/2023	07/03/2023	100,000,000	100,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri–Party), dated 06/16/2023 (collateralized by various Corporate Bonds, 0.000% – 10.500% due 10/15/2024 – 07/18/2036, valued at $143,750,931); expected proceeds $126,133,333(c)	5.440%	07/03/2023	08/15/2023	125,000,000	125,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by various Common Stocks, valued at $81,000,000); expected proceeds $75,032,125	5.140%	07/03/2023	07/03/2023	75,000,000	75,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by various Corporate Bonds, 4.125% – 10.500% due 11/30/2025 – 12/01/2031, valued at $129,950,368); expected proceeds $114,531,150(c)	5.420%	07/03/2023	09/28/2023	113,000,000	113,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by various Common Stocks, valued at $30,787,468); expected proceeds $28,012,180	5.220%	07/03/2023	07/03/2023	28,000,000	28,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by various Corporate Bonds, 0.000% – 8.878% due 10/27/2024 – 01/01/2079, valued at $192,698,462); expected proceeds $174,074,530	5.140%	07/03/2023	07/03/2023	174,000,000	174,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by various Corporate Bonds, 5.000% – 5.294% due 05/23/2025 – 08/18/2027, valued at $34,558,849); expected proceeds $32,424,800(c)	5.310%	07/03/2023	09/28/2023	32,000,000	32,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 06/09/2023 (collateralized by various Corporate Bonds, 0.000% – 3.750% due 11/15/2026 – 03/15/2028, valued at $32,120,199); expected proceeds $29,732,803(c)	5.520%	07/03/2023	10/06/2023	$ 29,200,000	$ 29,200,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 06/09/2023 (collateralized by Various Corporate Bonds, 0.375% – 2.625% due 01/30/2024 – 07/28/2025, and Federal Home Loan Mortgage Corporations, 0.000% – 3.500% due 10/25/2058 – 11/25/2058, valued at $45,101,493); expected proceeds $44,599,204(c)	5.520%	07/03/2023	10/06/2023	43,800,000	43,800,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 06/09/2023 (collateralized by various Common Stocks, valued at $108,000,001); expected proceeds $101,778,389(c)	5.380%	07/03/2023	10/06/2023	100,000,000	100,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 06/01/2023 (collateralized by various Common Stocks, valued at $145,504,500); expected proceeds $134,615,804	5.170%	07/03/2023	07/03/2023	134,000,000	134,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 06/27/2023 (collateralized by various Common Stocks, valued at $136,441,999); expected proceeds $125,107,292	5.150%	07/03/2023	07/03/2023	125,000,000	125,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Various Corporate Bonds, 2.236% – 7.750% due 08/13/2024 – 03/15/2048, valued at $136,157,629); expected proceeds $125,053,542	5.140%	07/03/2023	07/03/2023	125,000,000	125,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,262,000,000
TOTAL INVESTMENTS –98.6% (Cost $14,641,806,575)(d)					14,641,190,177
Other Assets in Excess of Liabilities —1.4%					200,847,571
NET ASSETS –100.0%					$ 14,842,037,748
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 9.5% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Illiquid security. These securities represent $541,000,000 or 3.6% of net assets as of June 30, 2023.
(d)	Also represents the cost for federal tax purposes.
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments:
Asset Backed Commercial Paper	$—	$ 1,546,536,810	$—	$ 1,546,536,810
Certificates Of Deposit	—	2,256,464,290	—	2,256,464,290
Financial Company Commercial Paper	—	3,065,494,421	—	3,065,494,421
Other Notes	—	4,510,694,656	—	4,510,694,656
Government Agency Repurchase Agreements	—	2,000,000,000	—	2,000,000,000
Other Repurchase Agreements	—	1,262,000,000	—	1,262,000,000
Total Investments	$—	$14,641,190,177	$—	$14,641,190,177
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$ 11,379,190,177
Repurchase agreements, at value	3,262,000,000
Total Investments	14,641,190,177
Cash	175,025,809
Interest receivable — unaffiliated issuers	26,730,971
Other receivable	73,938
TOTAL ASSETS	14,843,020,895
LIABILITIES
Advisory and administrator fee payable	615,705
Custody, sub-administration and transfer agent fees payable	309,978
Trustees’ fees and expenses payable	766
Professional fees payable	18,932
Printing fees payable	21,654
Accrued expenses and other liabilities	16,112
TOTAL LIABILITIES	983,147
NET ASSETS	$14,842,037,748
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 11,379,806,575
Repurchase agreements	3,262,000,000
Total cost of investments	$14,641,806,575
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
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STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$322,925,671
EXPENSES
Advisory and administrator fee	3,231,436
Custodian, sub-administrator and transfer agent fees	564,408
Trustees’ fees and expenses	65,141
Professional fees and expenses	53,669
Printing and postage fees	5,380
Insurance expense	2,662
Miscellaneous expenses	18,079
TOTAL EXPENSES	3,940,775
NET INVESTMENT INCOME (LOSS)	$318,984,896
UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(917,018)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$318,067,878
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
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STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 318,984,896	$ 213,598,198
Net realized gain (loss)	—	316,326
Net change in unrealized appreciation/depreciation	(917,018)	828,132
Net increase (decrease) in net assets resulting from operations	318,067,878	214,742,656
CAPITAL TRANSACTIONS
Contributions	20,630,963,849	40,261,574,037
Withdrawals	(18,007,290,381)	(41,512,296,729)
Net increase (decrease) in net assets from capital transactions	2,623,673,468	(1,250,722,692)
Net increase (decrease) in net assets during the period	2,941,741,346	(1,035,980,036)
Net assets at beginning of period	11,900,296,402	12,936,276,438
NET ASSETS AT END OF PERIOD	$ 14,842,037,748	$ 11,900,296,402
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	2.46%	1.80%	0.10%	0.77%	2.38%	2.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,842,038	$11,900,296	$12,936,276	$16,127,554	$21,626,159	$11,196,385
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	4.94%(b)	1.69%	0.11%	0.72%	2.29%	2.05%
(a)	Results represent past performance and are not indicative of future results.
(b)	Annualized.
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of five (5) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2023, the Portfolio had invested in repurchase agreements with the gross values of $3,262,000,000 and associated collateral equal to $3,428,483,101.
13

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2023.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
14

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$14,641,806,575	$1,114,931	$1,731,331	$(616,400)
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.06%	$1,024.60	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
17

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STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
__________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with theseservice providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio.  The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks.  The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund.  The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
20

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Money Market Funds, Generally.  The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe.  The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio.  The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5 and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio.  The Board considered that the Fund’s actual management fee was below the median of its Expense Group and was equal to the median of its Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
21

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
22

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Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITILRMMSAR

Semi-Annual Report
June 30, 2023
State Street Institutional Investment Trust
State Street Institutional U.S. Government Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$105,105,994,034
Receivable for fund shares sold	9,976,290
Receivable from Adviser	37,079
TOTAL ASSETS	105,116,007,403
LIABILITIES
Payable for fund shares repurchased	12,717,362
Administration fees payable	3,989,201
Shareholder servicing fee payable	765,889
Distribution fees payable	111,129
Transfer agent fees payable	85,871
Registration and filing fees payable	1,199,000
Professional fees payable	51,613
Printing fees payable	178,337
Distribution payable	112,749,216
Accrued expenses and other liabilities	116,975
TOTAL LIABILITIES	131,964,593
NET ASSETS	$104,984,042,810
NET ASSETS CONSIST OF:
Paid-in Capital	$104,983,987,627
Total distributable earnings (loss)	55,183
NET ASSETS	$104,984,042,810
Administration Class
Net Assets	$ 2,008,191,631
Shares Outstanding	2,008,221,140
Net asset value, offering and redemption price per share	$ 1.00
Bancroft Capital Class
Net Assets	$ 286,263,213
Shares Outstanding	286,266,551
Net asset value, offering and redemption price per share	$ 1.00
Blaylock Van Class
Net Assets	$ 884,319,157
Shares Outstanding	884,320,663
Net asset value, offering and redemption price per share	$ 1.00
Cabrera Capital Markets Class
Net Assets	$ 231,400
Shares Outstanding	231,427
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 5,312,391,649
Shares Outstanding	5,312,421,739
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 268,118,075
Shares Outstanding	268,122,093
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 2,481,248,938
Shares Outstanding	2,481,261,014
Net asset value, offering and redemption price per share	$ 1.00
Opportunity Class
Net Assets	$ 2,576,622,548
Shares Outstanding	2,576,648,248
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$ 86,556,414,556
Shares Outstanding	86,556,693,582
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES  (continued)
June 30, 2023 (Unaudited)

Class G
Net Assets	$ 4,572,517,017
Shares Outstanding	4,572,530,806
Net asset value, offering and redemption price per share	$ 1.00
Select Class
Net Assets	$ 37,724,626
Shares Outstanding	37,724,707
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	2,046,621,671
Expenses allocated from affiliated Portfolio	(25,706,226)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	2,020,915,445
EXPENSES
Administration fees
Administration Class	551,340
Bancroft Capital Class	37,361
Blaylock Van Class	36,118
Cabrera Capital Markets Class	921
Institutional Class	851,624
Investment Class	85,878
Investor Class	559,172
Opportunity Class	525,737
Premier Class	17,637,698
Class G	221,481
Select Class	8,514
Shareholder servicing fees
Administration Class	2,205,359
Bancroft Capital Class	22,417
Blaylock Van Class	21,671
Cabrera Capital Markets Class	553
Institutional Class	510,974
Investment Class	429,389
Investor Class	894,675
Opportunity Class	315,442
Distribution fees
Administration Class	551,340
Investment Class	171,755
Custodian fees	25,522
Trustees’ fees and expenses	10,879
Transfer agent fees	31,026
Registration and filing fees	208,511
Professional fees and expenses	165,502
Printing and postage fees	106,927
Insurance expense	175,470
Miscellaneous expenses	478,581
TOTAL EXPENSES	26,841,837
Expenses waived/reimbursed by the Adviser	(37,790)
NET EXPENSES	26,804,047
NET INVESTMENT INCOME (LOSS)	$ 1,994,111,398
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	95,822
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,994,207,220
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,994,111,398	$ 1,615,342,225
Net realized gain (loss)	95,822	14,116
Net increase (decrease) in net assets resulting from operations	1,994,207,220	1,615,356,341
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(48,298,832)	(30,403,803)
Bancroft Capital Class	(3,633,033)	(4,593,453)
Blaylock Van Class	(3,377,007)	(2,577,990)
Cabrera Capital Markets Class	(86,357)	(316,971)
Institutional Class	(79,142,806)	(111,528,060)
Investment Class	(7,271,409)	(5,636,872)
Investor Class	(51,201,923)	(44,160,603)
Opportunity Class	(48,220,023)	(38,011,457)
Premier Class	(1,646,269,621)	(1,301,431,265)
Class G	(103,636,795)	(78,603,361)
Select Class (a)	(801,810)	(372,870)
Total distributions to shareholders	(1,991,939,616)	(1,617,636,705)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	12,201,660,847	29,201,648,211
Reinvestment of distributions	6,222,984	4,730,380
Shares redeemed	(12,449,967,991)	(29,186,693,061)
Net increase (decrease) from capital share transactions	(242,084,160)	19,685,530
Bancroft Capital Class
Shares sold	335,000,001	400,000,000
Reinvestment of distributions	3,552,492	4,591,986
Shares redeemed	(52,386,071)	(404,591,857)
Net increase (decrease) from capital share transactions	286,166,422	129
Blaylock Van Class
Shares sold	3,379,474,999	1,166,100,000
Reinvestment of distributions	1,043,448	1,574,438
Shares redeemed	(2,925,981,809)	(738,390,439)
Net increase (decrease) from capital share transactions	454,536,638	429,283,999
Cabrera Capital Markets Class
Shares sold	95,125,001	186,900,000
Reinvestment of distributions	11,138	263,401
Shares redeemed	(270,268,118)	(11,900,000)
Net increase (decrease) from capital share transactions	(175,131,979)	175,263,401
Institutional Class
Shares sold	22,957,068,501	99,884,324,051
Reinvestment of distributions	52,570,437	38,903,259
Shares redeemed	(21,070,677,437)	(98,138,160,818)
Net increase (decrease) from capital share transactions	1,938,961,501	1,785,066,492
Investment Class
Shares sold	389,195,298	1,089,683,205
Reinvestment of distributions	330,158	249,518
Shares redeemed	(538,645,153)	(1,100,785,759)
Net increase (decrease) from capital share transactions	(149,119,697)	(10,853,036)
Investor Class
Shares sold	19,814,983,858	45,095,968,660
Reinvestment of distributions	40,309,247	30,311,679
Shares redeemed	(19,136,396,887)	(44,427,014,179)
Net increase (decrease) from capital share transactions	718,896,218	699,266,160
Opportunity Class
Shares sold	15,352,161,142	30,683,571,064
Reinvestment of distributions	34,288,021	28,714,601
Shares redeemed	(15,194,272,171)	(28,627,816,127)
Net increase (decrease) from capital share transactions	192,176,992	2,084,469,538
Premier Class
Shares sold	514,491,640,592	1,188,891,252,940
Reinvestment of distributions	1,364,826,891	997,664,208
Shares redeemed	(504,440,031,390)	(1,198,758,038,671)
Net increase (decrease) from capital share transactions	11,416,436,093	(8,869,121,523)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
Class G
Shares sold	24,470,393,920	$ 67,568,039,534
Reinvestment of distributions	101,579,108	75,307,122
Shares redeemed	(24,699,184,862)	(70,123,767,467)
Net increase (decrease) from capital share transactions	(127,211,834)	(2,480,420,811)
Select Class (a)
Shares sold	131,114,259	202,068,547
Reinvestment of distributions	795,503	364,777
Shares redeemed	(122,878,966)	(173,739,413)
Net increase (decrease) from capital share transactions	9,030,796	28,693,911
Net increase (decrease) in net assets from beneficial interest transactions	14,322,656,990	(6,138,666,210)
Net increase (decrease) in net assets during the period	14,324,924,594	(6,140,946,574)
Net assets at beginning of period	90,659,118,216	96,800,064,790
NET ASSETS AT END OF PERIOD	$ 104,984,042,810	$ 90,659,118,216
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	12,201,660,847	29,201,648,211
Reinvestment of distributions	6,222,984	4,730,380
Shares redeemed	(12,449,967,991)	(29,186,693,061)
Net increase (decrease) from share transactions	(242,084,160)	19,685,530
Bancroft Capital Class
Shares sold	335,000,001	400,000,000
Reinvestment of distributions	3,552,492	4,591,986
Shares redeemed	(52,386,071)	(404,591,857)
Net increase (decrease) from share transactions	286,166,422	129
Blaylock Van Class
Shares sold	3,379,474,999	1,166,100,000
Reinvestment of distributions	1,043,448	1,574,438
Shares redeemed	(2,925,981,809)	(738,390,439)
Net increase (decrease) from share transactions	454,536,638	429,283,999
Cabrera Capital Markets Class
Shares sold	95,125,001	186,900,000
Reinvestment of distributions	11,138	263,401
Shares redeemed	(270,268,118)	(11,900,000)
Net increase (decrease) from share transactions	(175,131,979)	175,263,401
Institutional Class
Shares sold	22,957,068,501	99,884,324,051
Reinvestment of distributions	52,570,437	38,903,259
Shares redeemed	(21,070,677,437)	(98,138,160,818)
Net increase (decrease) from share transactions	1,938,961,501	1,785,066,492
Investment Class
Shares sold	389,195,298	1,089,683,205
Reinvestment of distributions	330,158	249,518
Shares redeemed	(538,645,153)	(1,100,785,759)
Net increase (decrease) from share transactions	(149,119,697)	(10,853,036)
Investor Class
Shares sold	19,814,983,858	45,095,968,660
Reinvestment of distributions	40,309,247	30,311,679
Shares redeemed	(19,136,396,887)	(44,427,014,179)
Net increase (decrease) from share transactions	718,896,218	699,266,160
Opportunity Class
Shares sold	15,352,161,142	30,683,571,064
Reinvestment of distributions	34,288,021	28,714,601
Shares redeemed	(15,194,272,171)	(28,627,816,127)
Net increase (decrease) from share transactions	192,176,992	2,084,469,538
Premier Class
Shares sold	514,491,640,592	1,188,891,252,940
Reinvestment of distributions	1,364,826,891	997,664,208
Shares redeemed	(504,440,031,390)	(1,198,758,038,671)
Net increase (decrease) from share transactions	11,416,436,093	(8,869,121,523)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
Class G
Shares sold	24,470,393,920	67,568,039,534
Reinvestment of distributions	101,579,108	75,307,122
Shares redeemed	(24,699,184,862)	(70,123,767,467)
Net increase (decrease) from share transactions	(127,211,834)	(2,480,420,811)
Select Class (a)
Shares sold	131,114,259	202,068,547
Reinvestment of distributions	795,503	364,777
Shares redeemed	(122,878,966)	(173,739,413)
Net increase (decrease) from share transactions	9,030,796	28,693,911

(a)	For Select Class shares, data for the period ended December 31, 2022 is from June 2, 2022 (commencement date) through June 30, 2022.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0217	0.0139	0.0001	0.0026	0.0186	0.0150
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0217	0.0139	0.0001	0.0026	0.0186	0.0150
Distributions to shareholders from:
Net investment income	(0.0217)	(0.0139)	(0.0001)	(0.0026)	(0.0186)	(0.0150)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.19%	1.39%	0.01%	0.26%	1.88%	1.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,008,192	$2,250,119	$2,230,490	$2,550,831	$1,672,762	$1,686,105
Ratios to Average Net Assets:
Total expenses	0.36%(d)	0.37%	0.37%	0.37%	0.37%	0.37%
Net expenses	0.36%(d)	0.30%	0.07%	0.23%	0.37%	0.37%
Net investment income (loss)	4.39%(d)	1.39%	0.01%	0.20%	1.87%	1.47%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0228	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0228	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0228)	(0.0157)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.30%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$286,263	$ 100	$ 100
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.15%	0.14%(d)
Net expenses	0.14%(d)	0.13%	0.04%(d)
Net investment income (loss)	4.86%(d)	1.46%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Blaylock Van Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0228	0.0156	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0228	0.0156	0.0001
Distributions to shareholders from:
Net investment income	(0.0228)	(0.0156)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.30%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$884,319	$429,773	$ 500
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.15%	0.14%(d)
Net expenses	0.14%(d)	0.15%	0.04%(d)
Net investment income (loss)	4.68%(d)	3.46%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0153	0.0157	0.0001
Net realized gain (loss)	0.0075	0.0000(b)	0.0000(b)
Total from investment operations	0.0228	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0228)	(0.0157)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.31%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 231	$175,359	$ 100
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.18%	0.14%(d)
Net expenses	0.14%(d)	0.17%	0.04%(d)
Net investment income (loss)	4.68%(d)	4.32%	0.02%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 1/18/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0228	0.0156	0.0001	0.0037	0.0207	0.0170
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0228	0.0156	0.0001	0.0037	0.0207	0.0170
Distributions to shareholders from:
Net investment income	(0.0228)	(0.0156)	(0.0001)	(0.0037)	(0.0207)	(0.0170)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.31%	1.58%	0.03%	0.37%	2.09%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,312,392	$3,373,375	$1,588,396	$1,349,398	$950,202	$639,733
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.15%	0.15%	0.15%	0.15%	0.15%(d)
Net expenses	0.14%(d)	0.14%	0.04%	0.14%	0.15%	0.15%(d)
Net investment income (loss)	4.65%(d)	2.06%	0.03%	0.42%	1.95%	1.71%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0212	0.0132	0.0001	0.0025	0.0178	0.0140
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0212	0.0132	0.0001	0.0025	0.0178	0.0140
Distributions to shareholders from:
Net investment income	(0.0212)	(0.0132)	(0.0001)	(0.0025)	(0.0178)	(0.0140)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.14%	1.33%	0.01%	0.25%	1.79%	1.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$268,118	$417,225	$428,088	$483,015	$517,997	$380,085
Ratios to Average Net Assets:
Total expenses	0.46%(d)	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.46%(d)	0.38%	0.07%	0.27%	0.45%	0.47%
Net investment income (loss)	4.24%(d)	1.32%	0.01%	0.32%	1.76%	1.42%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0226	0.0152	0.0001	0.0033	0.0203	0.0170
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0226	0.0152	0.0001	0.0033	0.0203	0.0170
Distributions to shareholders from:
Net investment income	(0.0226)	(0.0152)	(0.0001)	(0.0033)	(0.0203)	(0.0170)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.28%	1.53%	0.01%	0.33%	2.05%	1.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,481,249	$1,762,314	$1,063,097	$936,980	$726,126	$1,875,096
Ratios to Average Net Assets:
Total expenses	0.19%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.19%(d)	0.18%	0.07%	0.18%	0.20%	0.20%
Net investment income (loss)	4.58%(d)	1.96%	0.01%	0.35%	2.08%	1.68%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0228	0.0156	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0228	0.0156	0.0001
Distributions to shareholders from:
Net investment income	(0.0228)	(0.0156)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.30%	1.58%	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,576,623	$2,384,409	$300,002
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.15%	0.15%(d)
Net expenses	0.14%(d)	0.14%	0.04%(d)
Net investment income (loss)	4.59%(d)	2.00%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0230	0.0159	0.0001	0.0039	0.0211	0.0170
Net realized gain (loss)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0230	0.0159	0.0001	0.0039	0.0211	0.0170
Distributions to shareholders from:
Net investment income	(0.0230)	(0.0159)	(0.0001)	(0.0039)	(0.0211)	(0.0170)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.32%	1.60%	0.03%	0.39%	2.13%	1.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$86,556,415	$75,138,139	$84,009,144	$67,604,723	$52,826,660	$32,939,927
Ratios to Average Net Assets:
Total expenses	0.11%(d)	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.11%(d)	0.10%	0.05%	0.12%	0.12%	0.12%
Net investment income (loss)	4.67%(d)	1.63%	0.03%	0.33%	2.08%	1.74%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class G (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0232	0.0162	0.0001	0.0043	0.0215	0.0180
Net realized gain (loss)	(0.0001)	0.0000(b)	—	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0231	0.0162	0.0001	0.0043	0.0215	0.0180
Distributions to shareholders from:
Net investment income	(0.0231)	(0.0162)	(0.0001)	(0.0043)	(0.0215)	(0.0180)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.34%	1.63%	0.03%	0.43%	2.17%	1.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,572,517	$4,699,611	$7,180,149	$6,025,209	$3,607,164	$3,065,834
Ratios to Average Net Assets:
Total expenses	0.07%(d)	0.08%	0.08%	0.08%	0.08%	0.08%
Net expenses	0.07%(d)	0.07%	0.05%	0.08%	0.08%	0.08%
Net investment income (loss)	4.68%(d)	1.47%	0.03%	0.37%	2.12%	1.74%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Select Class (a)
	Six Months Ended 06/30/23 (Unaudited)	For the Period 6/2/22*- 12/31/22
Net asset value, beginning of period	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0231	0.0152
Net realized gain (loss)	0.0000(b)	—
Total from investment operations	0.0231	0.0152
Distributions to shareholders from:
Net investment income	(0.0231)	(0.0152)
Net asset value, end of period	$ 1.0000	$ 1.0000
Total return (c)	2.34%	1.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 37,725	$ 28,693
Ratios to Average Net Assets:
Total expenses	0.11%(d)	0.12%(d)
Net expenses	0.07%(d)	0.08%(d)
Net investment income (loss)	4.71%(d)	2.86%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund	Administration Class Bancroft Capital Class Blaylock Van Class Cabrera Capital Markets Class Class G Investment Class Investor Class Institutional Class Opportunity Class Premier Class Select Class	August 23, 2016 October 13, 2021 October 20, 2021 October 20, 2021 October 5, 2014 October 17, 2007 March 21, 2016 January 18, 2018 October 28, 2021 October 25, 2007 June 2, 2022	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.43% at June 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2023, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2024 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with approval of the Board. For the period ended June 30, 2023, the Adviser contractually waived fees in the amount of $30,978.
SSGA FM is contractually obligated until April 30, 2024 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Select Class shares of the Fund exceed 0.08% of average daily net assets on an annual basis. This reimbursement arrangement for Select Class shares of the Fund may not be terminated prior to April 30, 2024 except with approval of the Fund's Board of Trustees. For the period ended June 30, 2023, the Adviser contractually waived fees in the amount of $6,812.
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STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2023 were $0.
As of June 30, 2023, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 4,506,387
12/31/2024	$61,082,619
12/31/2025	$10,107,908
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, each share class of the Fund, except class G shares, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class G shares pay a fee at an annual rate of 0.01% of the average daily net assets of such class to SSGA FM. The fees are accrued daily and paid monthly.
The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2023, the Fund's Administration Class shares and Investment Class shares paid $551,340 and $171,755, respectively, to SSGA FD under the Plan.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08% and 0.03%, respectively, of the eligible average daily net assets of the Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares, respectively. During the period ended June 30, 2023, the Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares paid SSGA FD $2,205,359, $22,417, $21,671, $553, $510,974, $429,389, $894,675 and $315,442, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.  As of December 31, 2022, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
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STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional U.S. Government Money Market Fund
Administration Class	0.36%	$1,021.90	$1.80	$1,023.00	$1.81
Bancroft Capital Class	0.14	1,023.00	0.70	1,024.10	0.70
Blaylock Van Class	0.14	1,023.00	0.70	1,024.10	0.70
Cabrera Capital Markets Class	0.14	1,023.10	0.70	1,024.10	0.70
Institutional Class	0.14	1,023.10	0.70	1,024.10	0.70
Investment Class	0.46	1,021.40	2.31	1,022.50	2.31
Investor Class	0.19	1,022.80	0.95	1,023.90	0.95
Opportunity Class	0.14	1,023.00	0.70	1,024.10	0.70
Premier Class	0.11	1,023.20	0.55	1,024.20	0.55
Class G	0.07	1,023.40	0.35	1,024.40	0.35
Select Class	0.07	1,023.40	0.35	1,024.40	0.35
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Investment Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional U.S. Government Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").   At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s  Adviser and Administrator, with respect to its operations relating to the Fund and  its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund  (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s  investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks.  The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions.  The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022.  For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Money Market Funds, Generally.  The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe.  The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund.  The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods and was equal to the median of its Performance Group for the 10-year period.  The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional U.S. Government Money Market Fund.  The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund  during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund  to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund  at this time.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and  its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
29

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Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston,  MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2023
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2023

% of Net Assets
Treasury Repurchase Agreements	33.9%
Government Agency Repurchase Agreements	24.7
Treasury Debt	16.7
Government Agency Debt	13.3
Other Assets in Excess of Liabilities	11.4
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2023

% of Net Assets
2 to 30 Days	59.9%
31 to 60 Days	4.0
61 to 90 Days	4.8
Over 90 Days	19.9
Total	88.6%
Average days to maturity	22
Weighted average life	48
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—13.3%
Federal Farm Credit Banks Funding Corp., SOFR + 0.02% (a)	5.078%	07/01/2023	07/14/2023	$ 162,800,000	$ 162,799,851
Federal Farm Credit Banks Funding Corp., SOFR + 0.02% (a)	5.080%	07/01/2023	08/21/2023	379,450,000	379,448,968
Federal Farm Credit Banks Funding Corp., SOFR + 0.04% (a)	5.100%	07/01/2023	02/05/2024	78,625,000	78,608,022
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	5.105%	07/01/2023	05/24/2024	178,700,000	178,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	5.105%	07/01/2023	06/03/2024	124,800,000	124,800,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	5.110%	07/01/2023	05/09/2024	135,000,000	135,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	5.120%	07/01/2023	02/06/2024	325,500,000	325,492,371
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	5.120%	07/01/2023	05/13/2024	49,920,000	49,925,398
Federal Farm Credit Banks Funding Corp., SOFR + 0.085% (a)	5.145%	07/03/2023	07/03/2024	147,300,000	147,300,000
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.03% (a)	5.274%	07/01/2023	07/13/2023	75,000,000	74,999,896
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.03% (a)	5.276%	07/01/2023	10/12/2023	275,000,000	274,996,499
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.04% (a)	5.284%	07/01/2023	11/01/2023	300,000,000	299,995,965
Federal Home Loan Bank Discount Notes	3.085%	07/13/2023	07/13/2023	690,750,000	690,157,655
Federal Home Loan Bank Discount Notes	3.155%	08/11/2023	08/11/2023	277,600,000	276,651,186
Federal Home Loan Bank Discount Notes (b)	4.750%	08/02/2023	08/02/2023	275,536,000	274,445,337
Federal Home Loan Bank Discount Notes	4.890%	11/03/2023	11/03/2023	198,900,000	195,576,878
Federal Home Loan Bank Discount Notes	4.900%	10/18/2023	10/18/2023	455,000,000	448,373,431
Federal Home Loan Bank Discount Notes	4.940%	07/21/2023	07/21/2023	271,000,000	270,330,630
Federal Home Loan Bank Discount Notes	4.980%	08/04/2023	08/04/2023	423,100,000	421,227,077
Federal Home Loan Bank Discount Notes	4.980%	09/19/2023	09/19/2023	677,300,000	669,991,933
Federal Home Loan Bank Discount Notes	4.985%	09/01/2023	09/01/2023	634,700,000	629,426,701
Federal Home Loan Bank Discount Notes	4.990%	09/15/2023	09/15/2023	643,000,000	636,404,606
Federal Home Loan Banks (c)	3.026%	08/10/2023	08/10/2023	685,000,000	685,000,000
Federal Home Loan Banks, SOFR + 0.02% (a)	5.080%	07/01/2023	10/03/2023	100,300,000	100,300,000
Federal Home Loan Banks, SOFR + 0.025% (a)	5.085%	07/01/2023	09/25/2023	824,800,000	824,800,000
Federal Home Loan Banks, SOFR + 0.025% (a)	5.085%	07/01/2023	11/03/2023	537,500,000	537,500,000
Federal Home Loan Banks, SOFR + 0.03% (a)	5.090%	07/01/2023	11/09/2023	254,000,000	254,000,000
Federal Home Loan Banks, SOFR + 0.03% (a)	5.090%	07/01/2023	11/10/2023	287,000,000	287,000,000
Federal Home Loan Banks, SOFR + 0.06% (a)	5.120%	07/01/2023	07/27/2023	114,000,000	114,000,000
Federal Home Loan Banks, SOFR + 0.06% (a)	5.120%	07/01/2023	09/05/2023	364,300,000	364,300,000
Federal Home Loan Banks	5.124%	05/10/2024	05/10/2024	320,000,000	320,000,000
Federal Home Loan Banks, SOFR + 0.08% (a)	5.135%	07/01/2023	11/03/2023	299,400,000	299,400,000
Federal Home Loan Banks, SOFR + 0.09% (a)	5.150%	07/01/2023	12/01/2023	364,300,000	364,300,000
Federal Home Loan Banks, SOFR + 0.09% (a)	5.150%	07/01/2023	12/05/2023	400,000,000	400,000,000
Federal Home Loan Banks, SOFR + 0.105% (a)	5.165%	07/01/2023	07/24/2023	145,800,000	145,800,000
Federal Home Loan Banks, SOFR + 0.11% (a)	5.170%	07/01/2023	08/18/2023	686,300,000	686,300,000
Federal Home Loan Banks	5.334%	04/26/2024	04/26/2024	277,000,000	277,000,000
Federal Home Loan Banks	5.414%	06/07/2024	06/07/2024	847,900,000	847,900,000
Federal National Mortgage Association	5.060%	03/28/2024	03/28/2024	231,000,000	231,000,000
Federal National Mortgage Association	5.074%	04/26/2024	04/26/2024	231,000,000	231,000,000
Federal National Mortgage Association	5.264%	05/10/2024	05/10/2024	320,000,000	320,000,000
TOTAL GOVERNMENT AGENCY DEBT					14,034,252,404
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—16.7%
U.S. Treasury Bill	4.788%	12/28/2023	12/28/2023	$ 368,200,000	$ 358,705,861
U.S. Treasury Bill	4.823%	10/19/2023	10/19/2023	70,200,000	69,174,378
U.S. Treasury Bill	4.844%	10/12/2023	10/12/2023	121,665,000	120,028,285
U.S. Treasury Bill	4.896%	11/09/2023	11/09/2023	967,390,000	950,430,028
U.S. Treasury Bill	5.014%	09/12/2023	09/12/2023	147,500,000	146,041,414
U.S. Treasury Bill	5.030%	09/05/2023	09/05/2023	400,000	396,456
U.S. Treasury Bill	5.046%	07/27/2023	07/27/2023	320,320,000	319,241,589
U.S. Treasury Bill	5.070%	08/10/2023	08/10/2023	48,200,000	48,043,042
U.S. Treasury Bill	5.101%	09/19/2023	09/19/2023	475,650,000	470,381,701
U.S. Treasury Bill	5.150%	10/17/2023	10/17/2023	386,500,000	380,639,157
U.S. Treasury Bill	5.180%	09/28/2023	09/28/2023	1,210,960,000	1,195,791,882
U.S. Treasury Bill	5.200%	10/26/2023	10/26/2023	118,230,000	116,266,068
U.S. Treasury Bill	5.211%	10/10/2023	10/10/2023	898,440,000	885,555,246
U.S. Treasury Bill	5.220%	10/24/2023	10/24/2023	1,392,450,000	1,369,708,284
U.S. Treasury Bill	5.227%	10/31/2023	10/31/2023	1,595,450,000	1,568,118,111
U.S. Treasury Bill	5.230%	07/13/2023	07/13/2023	529,960,000	529,207,421
U.S. Treasury Bill	5.240%	09/26/2023	09/26/2023	281,750,000	278,264,126
U.S. Treasury Bill	5.320%	10/03/2023	10/03/2023	476,000,000	469,528,516
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (a)	0.080%	07/31/2023	07/31/2023	1,351,605,000	1,351,605,687
U.S. Treasury Notes, 3 Month USD MMY - 0.08% (a)	5.174%	07/01/2023	04/30/2024	2,508,100,000	2,506,684,721
U.S. Treasury Notes, 3 Month USD MMY - 0.02% (a)	5.234%	07/01/2023	01/31/2024	77,600,000	77,604,343
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	5.284%	07/03/2023	10/31/2023	3,068,258,000	3,068,257,332
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	5.286%	07/01/2023	07/31/2024	699,000,000	698,588,007
U.S. Treasury Notes, 3 Month USD MMY + 0.14% (a)	5.389%	07/01/2023	10/31/2024	355,295,000	355,154,061
U.S. Treasury Notes, 3 Month USD MMY + 0.20% (a)	5.449%	07/01/2023	01/31/2025	361,000,000	361,000,000
TOTAL TREASURY DEBT					17,694,415,716
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—24.7%
Agreement with Banco Santander and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.500% due 09/01/2050 – 04/01/2053, and Federal National Mortgage Associations, 2.000% – 7.000% due 07/01/2027 – 06/01/2053, valued at $890,460,007); expected proceeds $873,367,751	5.055%	07/03/2023	07/03/2023	873,000,000	873,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations Strips, 0.325% – 5.000% due 04/15/2036 – 01/15/2051, Federal Home Loan Mortgage Corporations, 0.000% – 5.500% due 10/25/2027 – 01/25/2061, Federal National Mortgage Associations, 0.000% – 5.500% due 05/25/2029 – 03/25/2062, Federal National Mortgage Associations Strips, 3.500% – 4.500% due 11/01/2040 – 12/01/2045, Government National Mortgage Associations, 0.000% – 7.000% due 02/20/2034 – 06/20/2073, and U.S. Treasury Notes, 1.250% – 1.875% due 02/28/2027 – 03/31/2028, valued at $2,390,035,361); expected proceeds $2,225,938,208
	5.060%	07/03/2023	07/03/2023	2,225,000,000	2,225,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank Of New York Mellon (Tri–Party), dated 6/30/2023 (collateralized by Government National Mortgage Associations, 2.500% – 4.500% due 06/20/2046 – 10/20/2052, valued at $306,000,000); expected proceeds $300,126,250	5.050%	07/03/2023	07/03/2023	$ 300,000,000	$ 300,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations, 0.114% – 10.567% due 08/25/2026 – 07/01/2053, valued at $5,450,673, Federal National Mortgage Associations, 0.001% – 5.500% due 04/25/2037 – 03/25/2061, Government National Mortgage Associations, 0.934% – 6.000% due 11/20/2031 – 03/20/2053, a U.S. Treasury Bill, 0.000 % due 10/26/2023, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, a U.S. Treasury Note, 3.875% due 9/30/2029, and U.S. Treasury Strips, 0.000% due 5/15/2025 – 11/15/2039, valued at $225,507,670); expected proceeds $221,093,188
	5.060%	07/03/2023	07/03/2023	221,000,000	221,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporation Strips, 2.500% – 3.500% due 01/25/2050 – 01/25/2051, Federal Home Loan Mortgage Corporations 0.000% – 8.140% due 03/15/2024 – 07/25/2053, Federal National Mortgage Associations, 0.000% – 10.247% due 11/25/2027 – 03/25/2060, and Government National Mortgage Associations, 0.000%–6.500% due 12/20/2036 – 06/20/2073, valued at $1,167,279,130); expected proceeds $1,134,478,170	5.060%	06/30/2023	07/03/2023	1,134,000,000	1,134,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations, 0.423% – 7.505% due 12/25/2024 – 05/15/2031, Government National Mortgage Associations 0.000% – 20.182% due 02/20/2032 – 11/20/2052, a U.S. Treasury Inflation index Note, 0.125% due 10/15/2024, and U.S.Treasury Notes, 0.250% – 5.339% due 09/30/2023 – 2/15/2025, valued at $1,497,605,316); expected proceeds $1,465,443,260	5.070%	07/05/2023	07/05/2023	1,464,000,000	1,464,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri–Party), dated 06/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 5.000% due 09/15/2033 – 01/01/2052, Federal National Mortgage Associations, 3.500% – 6.500% due 04/01/2035 – 06/01/2053, Federal National Mortgage Association Strip, 2.000% due 02/01/2051, Government National Mortgage Associations, 0.000% – 6.500% due 08/15/2024 – 03/16/2064, U.S. treasury Bonds, 1.250% – 5.375% due 02/15/2031 – 11/15/2052, a U.S. Treasury Inflation Index Bond, 2.125% due 2/15/2041, U.S. Treasury inflation Index Notes, 0.125% – 0.500% due 04/15/2024 – 01/15/2031, U.S. Treasury Notes, 0.500% – 4.625% due 06/30/2024 – 08/31/2027, and U.S. Treasury Strips, 0.000% due 11/15/2026 – 05/15/2053, valued at $4,080,839,983); expected proceeds $4,003,943,333
	5.070%	07/06/2023	07/06/2023	$ 4,000,000,000	$ 4,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 4.500% due 03/01/2045 – 09/01/2052, Federal National Mortgage Associations, 2.000% – 7.500% due 04/01/2032 – 01/01/2053, Government National Mortgage Associations, 0.000% – 6.500% due 02/20/2024 – 08/16/2065, U.S. Treasury Bonds, 1.250% – 3.625% due 05/15/2041 – 05/15/2053, U.S. Treasury Inflation Index Bonds, 0.750% – 1.500% due 02/15/2042 – 02/15/2053, U.S. Treasury inflation Index Notes, 0.125% – 0.750% due 07/15/2028 – 07/15/2031, U.S. Treasury Notes, 2.750% – 3.250% due 05/31/2027 – 06/30/2029, and U.S. Treasury Strips, 0.000% due 11/15/2026 – 11/15/2050, valued at $5,867,121,063); expected proceeds $5,752,473,604	5.060%	07/03/2023	07/03/2023	5,750,049,000	5,750,049,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 4.500% due 11/01/2030 – 06/01/2052, and a Federal National Mortgage Association, 5.520% due 06/01/2053, valued at $102,000,000); expected proceeds $100,042,167	5.060%	07/03/2023	07/03/2023	100,000,000	100,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 06/15/2023 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.000% due 11/01/2029 – 04/01/2053, Federal National Mortgage Associations, 1.500% – 6.500% due 03/01/2028 – 05/01/2058 and a Government National Mortgage Association, 5.500% due 09/20/2052, valued at $657,900,000); expected proceeds $648,815,175 (d)	5.070%	07/27/2023	07/27/2023	645,000,000	645,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with ING Financial Markets, Inc. and Bank Of New York Mellon (Tri–Party), dated 6/16/2023 (collateralized by, Federal Home Mortgage Corporations, 2.000% – 5.500% due 09/01/2029 – 10/01/2052 valued at $27,734,216, Federal National Mortgage Associations, 1.500% – 8.000% due 11/01/2026 – 02/01/2057, and a Government National Mortgage Association, 5.500% due 09/20/2052, valued at $173,400,000); expected proceeds $171,007,533 (d)	5.080%	07/28/2023	07/28/2023	$ 170,000,000	$ 170,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporation Strips, 2.500% – 5.500% due 11/15/2032 – 11/15/2052, Federal Home Loan Mortgage Corporations, 0.001% – 8.723% due 09/25/2025 – 07/25/2056, Federal National Mortgage Associations, 0.000% – 6.000% due 02/25/2027 – 06/25/2061, Federal National Mortgage Associations Strips, 0.850% – 6.000% due 07/01/2037 – 01/01/2062 and Government National Mortgage Associations, 0.000% – 6.000% due 06/20/2036 – 10/16/2064, valued at $1,069,840,485); expected proceeds $1,017,221,944 (d)
	5.210%	07/03/2023	10/27/2023	1,000,000,000	1,000,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.770% – 6.685% due 04/01/2032 – 04/01/2053, and Federal National Mortgage Associations, 1.500% – 6.183% due 11/01/2023 – 06/01/2053, valued at $3,007,980,003); expected proceeds $2,950,243,495	5.060%	07/03/2023	07/03/2023	2,949,000,000	2,949,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon(Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.500%– 6.000% due 02/01/2026 – 07/01/2053, and Federal National Mortgage Associations, 1.500%–6.000% due 11/01/2024 – 06/01/2053, valued at $16,326,908); expected proceeds $16,006,747 (a)	5.060%	07/03/2023	07/03/2023	16,000,000	16,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a Federal Home Loan Mortgage Corporation, 5.000% due 02/01/2053, Federal National Mortgage Associations, 2.000% – 6.500% due 07/01/2040 – 12/01/2052, a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2026, and a U.S. Treasury Note, 3.500% due 01/31/2028, valued at $234,600,002); expected proceeds $230,096,983	5.060%	07/03/2023	07/03/2023	230,000,000	230,000,000
See accompanying notes to financial statements.
6

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 5.000% due 03/01/2049 – 02/01/2053, Federal National Mortgage Associations, 2.000% – 6.000% due 11/01/2034 – 05/01/2053, Government National Mortgage Associations, 1.000% – 4.500% due 07/20/2047 – 08/20/2052, a U.S. Treasury Bond, 1.125% due 08/15/2040, U.S. Treasury Inflation Index Bonds, 0.8750% – 2.1250% due 02/15/2041 – 02/15/2047, a U.S. Treasury Inflation Index Note, 0.5000% due 04/15/2024, and U.S. Treasury Notes, 0.250% – 4.1250% due 05/15/2024 – 8/15/2031, valued at $382,500,020); expected proceeds $377,218,125
	5.070%	07/07/2023	07/07/2023	$ 375,000,000	$ 375,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a Federal National Mortgage Association, 3.500% due 02/01/2043, a Government National Mortgage Association, 3.500% due 09/15/2042, and U.S. Treasury Notes, 5.174% – 5.449% due 04/30/2024 – 01/31/2025, valued at $46,920,068); expected proceeds $46,019,358	5.050%	07/03/2023	07/03/2023	46,000,000	46,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 06/26/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.000% due 06/01/2036 – 07/01/2053, Federal National Mortgage Associations, 2.000% – 5.500% due 04/01/2045 – 04/01/2053, U.S. treasury Bills, 0.000% due 07/18/2023 – 12/21/2023, a U.S. Treasury Inflation Index Bond, 0.250% due 02/15/2050, and a U.S. Treasury Note, 2.000% due 02/15/2025, valued at $1,514,700,020); expected proceeds $1,486,461,075	5.060%	07/03/2023	07/03/2023	1,485,000,000	1,485,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 06/29/2023 (collateralized by Government National Mortgage Associations, 2.000% – 5.500% due 12/20/2044 – 08/20/2052, valued at $678,300,000); expected proceeds $665,655,579	5.070%	07/06/2023	07/06/2023	665,000,000	665,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Government National Mortgage Associations, 6.500% due 12/20/2052 , valued at $220,320,000); expected proceeds $216,091,080	5.060%	07/03/2023	07/03/2023	216,000,000	216,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal National Mortgage Associations, 0.899% – 1.050% due 08/25/2042 – 05/25/2049, valued at $1,080,000); expected proceeds $1,000,422	5.060%	07/03/2023	07/03/2023	1,000,000	1,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a Federal National Mortgage Associations, 1.500% – 7.039% due 09/01/2025 – 07/01/2053, valued at $2,265,354,822); expected proceeds $2,220,936,100	5.060%	07/03/2023	07/03/2023	2,220,000,000	2,220,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					26,085,049,000
See accompanying notes to financial statements.
7

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SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS—33.9%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon(Tri–Party), dated 6/30/2023 (collateralized by, U.S Treasury Notes, 0.250% – 3.250% due 08/31/2024 – 03/31/2028, valued at $765,000,011); expected proceeds $750,315,625	5.050%	07/03/2023	07/03/2023	$ 750,000,000	$ 750,000,000
Agreement with Barclays Capital, Inc., dated 06/30/2023 (collateralized by U.S. Treasury Notes, 0.500% – 4.125% due 09/15/2025 – 06/30/2029, valued at $9,588,745,438); expected proceeds $9,403,971,500	5.070%	07/03/2023	07/03/2023	9,400,000,000	9,400,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bonds, 1.250% – 4.625% due 05/15/2038 – 05/15/2040, and U.S. Treasury Inflation Index Bond, 2.1250% due 02/15/2040, valued at $16,320,054); expected proceeds $16,006,733	5.050%	07/03/2023	07/03/2023	16,000,000	16,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a U.S.Treasury note, 3.125% due 08/31/2027, valued at $1,020,063); expected proceeds $1,000,422	5.060%	07/03/2023	07/03/2023	1,000,000	1,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a U.S. Treasury Bond, 1.375% due 08/15/2050, and U.S. Treasury Notes, 1.375% – 2.875% due 11/30/2023 – 11/15/2031, valued at $5,802,440,839); expected proceeds $5,802,440,833	5.050%	07/03/2023	07/03/2023	5,800,000,000	5,800,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bills, 0.000% due 07/11/2023 – 10/26/2023, U.S. Treasury Bonds, 1.375% – 6.500% due 11/15/2026 – 05/15/2053, and U.S. Treasury Notes, 0.125% – 5.278% due 07/31/2023 – 05/31/2028, valued at $11,556,600,063); expected proceeds $11,334,777,483	5.060%	07/03/2023	07/03/2023	11,330,000,000	11,330,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon(Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bonds, 1.125% – 1.875% due 05/15/2040 – 02/15/2041, a U.S. Treasury Inflation Index Note, 0.500% due 01/15/2028, and U.S. Treasury Notes, 1.375% – 2.375% due 03/31/2029 – 11/15/2031, valued at $2,713,200,062); expected proceeds $2,661,121,633	5.060%	07/03/2023	07/03/2023	2,660,000,000	2,660,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2023 (collateralized by a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2024, and U.S. Treasury Notes, 0.750% – 4.125% due 03/31/2026 – 05/15/2043, valued at $ 2,735,785,051); expected proceeds $2,671,128,075	5.070%	06/30/2023	07/03/2023	2,670,000,000	2,670,000,000
See accompanying notes to financial statements.
8

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bills, 000% due 07/05/2023 – 10/12/2023, and U.S. Treasury Notes, 0.375% – 3.000% due 07/15/2025 – 11/30/2025, valued at $729,300,071); expected proceeds $715,301,492	5.060%	07/03/2023	07/03/2023	$ 715,000,000	$ 715,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2023 (collateralized by U.S. Treasury Notes, 0.625% – 3.875% due 03/15/2025 – 08/15/2052, valued at $1,829,555,101); expected proceeds $1,785,754,163	5.070%	07/03/2023	07/03/2023	1,785,000,000	1,785,000,000
Agreement with National Australia Bank, Ltd., and Bank of New York Mellon(Tri–Party),dated 6/29/2023 (collateralized by a U.S Treasury Note, 4.000% due 06/30/2028, valued at $358,125,573); expected proceeds $350,147,292	5.050%	07/03/2023	07/03/2023	350,000,000	350,000,000
Agreement with Norinchukin and Bank of New York Mellon(Tri–Party), dated 06/29/2023 (collateralized by a U.S. Treasury Note, 3.250% due 06/30/2029, valued at $153,000,084); expected proceeds $150,148,750	5.100%	07/06/2023	07/06/2023	150,000,000	150,000,000
Agreement with Prudential Insurance Co., dated 06/30/2023 (collateralized by a U.S. Treasury Strip, 0.000% due 08/05/2027, valued at $84,202,400); expected proceeds $82,409,803	5.070%	07/03/2023	07/03/2023	82,375,000	82,375,000
Agreement with Prudential Insurance Co., dated 06/30/2023 (collateralized by U.S. Treasury Notes, 1.750% – 3.750% due 08/15/2041 – 11/15/2043, and U.S. Treasury Strips, 0.000% due 08/15/2030 – 11/15/2045, valued at $170,843,382); expected proceeds $166,840,886	5.070%	07/03/2023	07/03/2023	166,770,425	166,770,425
TOTAL TREASURY REPURCHASE AGREEMENTS					35,876,145,425
TOTAL INVESTMENTS –88.6% (e)(f)					93,689,862,545
Other Assets in Excess of Liabilities —11.4%					12,019,094,311
NET ASSETS –100.0%					$105,708,956,856
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2023. Maturity date shown is the final maturity.
(d)	Illiquid security. These securities represent $1,815,000,000 or 1.7% of net assets as of June 30, 2023.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
MMY	Money Market Yield
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 31,728,668,120
Repurchase agreements, at value and amortized cost	61,961,194,425
Total Investments	93,689,862,545
Cash	13,556,149,709
Interest receivable — unaffiliated issuers	178,823,717
Other receivable	5,727,262
TOTAL ASSETS	107,430,563,233
LIABILITIES
Payable for investments purchased	1,715,418,111
Advisory and administrator fee payable	4,249,392
Custody, sub-administration and transfer agent fees payable	1,746,688
Trustees’ fees and expenses payable	4,153
Professional fees payable	120,280
Printing fees payable	22,424
Accrued expenses and other liabilities	45,329
TOTAL LIABILITIES	1,721,606,377
NET ASSETS	$105,708,956,856
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	2,061,637,936
EXPENSES
Advisory and administrator fee	21,554,665
Custodian, sub-administrator and transfer agent fees	3,517,460
Trustees’ fees and expenses	394,220
Professional fees and expenses	302,092
Printing and postage fees	39,090
Insurance expense	21,253
Miscellaneous expenses	61,249
TOTAL EXPENSES	25,890,029
NET INVESTMENT INCOME (LOSS)	$2,035,747,907
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	97,033
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,035,844,940
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,035,747,907	$ 1,674,313,439
Net realized gain (loss)	97,033	14,224
Net increase (decrease) in net assets resulting from operations	2,035,844,940	1,674,327,663
CAPITAL TRANSACTIONS
Contributions	176,536,321,999	332,658,752,241
Withdrawals	(164,201,815,778)	(340,382,697,082)
Net increase (decrease) in net assets from capital transactions	12,334,506,221	(7,723,944,841)
Net increase (decrease) in net assets during the period	14,370,351,161	(6,049,617,178)
Net assets at beginning of period	91,338,605,695	97,388,222,873
NET ASSETS AT END OF PERIOD	$ 105,708,956,856	$ 91,338,605,695
See accompanying notes to financial statements.
12

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	2.39%	1.63%	0.01%	0.45%	2.20%	1.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$105,708,957	$91,338,606	$97,388,223	$79,611,947	$60,887,784	$41,221,782
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.07%	0.07%
Net investment income (loss)	4.72%(b)	1.71%	0.01%	0.39%	2.13%	1.78%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
14

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2023, the Portfolio had invested in repurchase agreements with the gross values of $61,961,194,425 and associated collateral equal to $63,300,209,050.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
15

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2023.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s
16

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.06%	$1,000.00	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
18

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
19

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
20

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
21

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their  own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio.  The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks.  The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions.  The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund.  The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022.  For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
22

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Money Market Funds, Generally.  The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe.  The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio.  The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods and was equal to the median of its Performance Group for the 10-year period.  The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio.  The Board considered that the Fund’s actual management fee was below  the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
23

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITUSGOVMMSAR
00288936

Semi-Annual Report
June 30, 2023
State Street Institutional Investment Trust
State Street Institutional Treasury Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$10,948,237,826
TOTAL ASSETS	10,948,237,826
LIABILITIES
Payable for fund shares repurchased	359,286
Administration fees payable	473,021
Shareholder servicing fee payable	116,612
Distribution fees payable	20,631
Transfer agent fees payable	14,365
Registration and filing fees payable	158,401
Professional fees payable	11,597
Printing fees payable	53,255
Distribution payable	8,073,864
Accrued expenses and other liabilities	14,063
TOTAL LIABILITIES	9,295,095
NET ASSETS	$10,938,942,731
NET ASSETS CONSIST OF:
Paid-in Capital	$10,938,979,439
Total distributable earnings (loss)	(36,708)
NET ASSETS	$10,938,942,731
Administration Class
Net Assets	$ 52,938
Shares Outstanding	52,939
Net asset value, offering and redemption price per share	$ 1.00
Bancroft Capital Class
Net Assets	$ 50,000
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Cabrera Capital Markets Class
Net Assets	$ 51,863
Shares Outstanding	51,863
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 1,124,038,582
Shares Outstanding	1,124,076,408
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 229,730,989
Shares Outstanding	229,735,767
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 434,433,435
Shares Outstanding	434,440,311
Net asset value, offering and redemption price per share	$ 1.00
Opportunity Class
Net Assets	$ 23,929,163
Shares Outstanding	23,931,735
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$ 9,126,655,761
Shares Outstanding	9,126,741,180
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$274,845,314
Expenses allocated from affiliated Portfolio	(3,594,759)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	271,250,555
EXPENSES
Administration fees
Administration Class	13
Bancroft Capital Class	13
Cabrera Capital Markets Class	13
Institutional Class	285,000
Investment Class	75,029
Investor Class	125,690
Opportunity Class	12,849
Premier Class	2,452,164
Shareholder servicing fees
Administration Class	49
Bancroft Capital Class	7
Cabrera Capital Markets Class	7
Institutional Class	171,000
Investment Class	375,150
Investor Class	201,105
Opportunity Class	7,709
Distribution fees
Administration Class	13
Investment Class	150,059
Custodian fees	20,499
Trustees’ fees and expenses	10,573
Transfer agent fees	5,753
Registration and filing fees	57,354
Professional fees	28,928
Printing and postage fees	14,278
Insurance expense	26,960
Miscellaneous expenses	46,165
TOTAL EXPENSES	4,066,380
NET INVESTMENT INCOME (LOSS)	$267,184,175
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	177,794
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$267,361,969
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 267,184,175	$ 200,665,257
Net realized gain (loss)	177,794	(221,565)
Net increase (decrease) in net assets resulting from operations	267,361,969	200,443,692
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(1,072)	(634)
Bancroft Capital Class	(1,123)	(721)
Cabrera Capital Markets Class	(1,150)	(726)
Institutional Class	(25,505,545)	(24,647,811)
Investment Class	(6,226,236)	(5,775,321)
Investor Class	(11,243,585)	(7,382,562)
Opportunity Class	(1,214,690)	(318,732)
Premier Class	(223,022,677)	(162,523,804)
Total distributions to shareholders	(267,216,078)	(200,650,311)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	2,936	—
Reinvestment of distributions	3	—
Net increase (decrease) from capital share transactions	2,939	—
Cabrera Capital Markets Class
Reinvestment of distributions	1,146	716
Net increase (decrease) from capital share transactions	1,146	716
Institutional Class
Shares sold	2,140,621,570	7,597,086,274
Reinvestment of distributions	1,971,241	2,612,428
Shares redeemed	(2,682,336,425)	(6,847,263,138)
Net increase (decrease) from capital share transactions	(539,743,614)	752,435,564
Investment Class
Shares sold	169,967,787	732,327,976
Reinvestment of distributions	115,682	138,353
Shares redeemed	(307,226,638)	(649,470,394)
Net increase (decrease) from capital share transactions	(137,143,169)	82,995,935
Investor Class
Shares sold	2,941,054,364	10,251,895,791
Reinvestment of distributions	10,409,896	6,426,861
Shares redeemed	(3,010,509,667)	(10,303,112,429)
Net increase (decrease) from capital share transactions	(59,045,407)	(44,789,777)
Opportunity Class
Shares sold	339,179,478	160,599,999
Reinvestment of distributions	902,237	256,140
Shares redeemed	(381,555,828)	(95,500,291)
Net increase (decrease) from capital share transactions	(41,474,113)	65,355,848
Premier Class
Shares sold	47,374,858,073	110,731,895,295
Reinvestment of distributions	217,042,993	156,683,525
Shares redeemed	(47,872,132,233)	(113,182,581,798)
Net increase (decrease) from capital share transactions	(280,231,167)	(2,294,002,978)
Net increase (decrease) in net assets from beneficial interest transactions	(1,057,633,385)	(1,438,004,692)
Net increase (decrease) in net assets during the period	(1,057,487,494)	(1,438,211,311)
Net assets at beginning of period	11,996,430,225	13,434,641,536
NET ASSETS AT END OF PERIOD	$ 10,938,942,731	$ 11,996,430,225
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	2,936	—
Reinvestment of distributions	3	—
Net increase (decrease) from share transactions	2,939	—
Cabrera Capital Markets Class
Reinvestment of distributions	1,146	716
Net increase (decrease) from share transactions	1,146	716
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
Institutional Class
Shares sold	2,140,621,570	7,597,086,274
Reinvestment of distributions	1,971,241	2,612,428
Shares redeemed	(2,682,336,425)	(6,847,263,138)
Net increase (decrease) from share transactions	(539,743,614)	752,435,564
Investment Class
Shares sold	169,967,787	732,327,976
Reinvestment of distributions	115,682	138,353
Shares redeemed	(307,226,638)	(649,470,394)
Net increase (decrease) from share transactions	(137,143,169)	82,995,935
Investor Class
Shares sold	2,941,054,364	10,251,895,791
Reinvestment of distributions	10,409,896	6,426,861
Shares redeemed	(3,010,509,667)	(10,303,112,429)
Net increase (decrease) from share transactions	(59,045,407)	(44,789,777)
Opportunity Class
Shares sold	339,179,478	160,599,999
Reinvestment of distributions	902,237	256,140
Shares redeemed	(381,555,828)	(95,500,291)
Net increase (decrease) from share transactions	(41,474,113)	65,355,848
Premier Class
Shares sold	47,374,858,073	110,731,895,295
Reinvestment of distributions	217,042,993	156,683,525
Shares redeemed	(47,872,132,233)	(113,182,581,798)
Net increase (decrease) from share transactions	(280,231,167)	(2,294,002,978)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0214	0.0127	0.0009	0.0029	0.0184	0.0076
Net realized gain (loss)	(0.0001)	(0.0002)	(0.0007)	(0.0001)	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0213	0.0125	0.0002	0.0028	0.0184	0.0076
Distributions to shareholders from:
Net investment income	(0.0213)	(0.0125)	(0.0001)	(0.0028)	(0.0184)	(0.0076)
Net realized gains	—	—	(0.0001)	—	—	—
Total distributions	(0.0213)	(0.0125)	(0.0002)	(0.0028)	(0.0184)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.15%	1.26%	0.00%(d)	0.28%	1.85%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 53	$ 50	$ 50	$ 325	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.36%(e)	0.36%	0.37%	0.37%	0.37%	0.37%(e)
Net expenses	0.36%(e)	0.30%	0.07%	0.18%	0.37%	0.37%(e)
Net investment income (loss)	4.31%(e)	1.27%	0.01%	0.07%	1.84%	1.79%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0225	0.0144	0.0001
Net realized gain (loss)	(0.0001)	(0.0002)	0.0001
Total from investment operations	0.0224	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0224)	(0.0142)	(0.0001)
Net realized gains	—	—	(0.0001)
Total distributions	(0.0224)	(0.0142)	(0.0002)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (b)	2.26%	1.43%	0.00%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.15%(d)
Net expenses	0.14%(d)	0.13%	0.05%(d)
Net investment income (loss)	4.53%(d)	1.44%	0.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Amount is less than 0.005%.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0225	0.0145	0.0001
Net realized gain (loss)	(0.0001)	(0.0003)	0.0001
Total from investment operations	0.0224	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0224)	(0.0142)	(0.0001)
Net realized gains	—	—	(0.0001)
Total distributions	(0.0224)	(0.0142)	(0.0002)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (b)	2.26%	1.43%	0.00%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 52	$ 51	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.15%(d)
Net expenses	0.14%(d)	0.13%	0.05%(d)
Net investment income (loss)	4.53%(d)	1.45%	0.02%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Amount is less than 0.005%.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 7/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0221	0.0152	0.0001	0.0038	0.0205	0.0085
Net realized gain (loss)	0.0003	(0.0010)	0.0001	—	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0224	0.0142	0.0002	0.0038	0.0205	0.0085
Distributions to shareholders from:
Net investment income	(0.0224)	(0.0142)	(0.0001)	(0.0038)	(0.0205)	(0.0085)
Net realized gains	—	—	(0.0001)	—	—	—
Total distributions	(0.0224)	(0.0142)	(0.0002)	(0.0038)	(0.0205)	(0.0085)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.26%	1.42%	0.01%	0.38%	2.07%	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,124,039	$1,663,786	$911,380	$244,039	$ 23,628	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.15%	0.15%	0.15%	0.15%	0.15%(d)
Net expenses	0.14%(d)	0.14%	0.06%	0.14%	0.15%	0.15%(d)
Net investment income (loss)	4.47%(d)	1.52%	0.01%	0.12%	1.86%	2.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0205	0.0126	0.0000	0.0027	0.0175	0.0138
Net realized gain (loss)	0.0003	(0.0008)	0.0002	0.0001	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0208	0.0118	0.0002	0.0028	0.0175	0.0138
Distributions to shareholders from:
Net investment income	(0.0208)	(0.0118)	(0.0001)	(0.0027)	(0.0175)	(0.0138)
Net realized gains	—	—	(0.0001)	(0.0001)	—	—
Total distributions	(0.0208)	(0.0118)	(0.0002)	(0.0028)	(0.0175)	(0.0138)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.09%	1.18%	0.01%	0.27%	1.76%	1.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$229,731	$366,876	$283,888	$479,954	$408,230	$390,735
Ratios to Average Net Assets:
Total expenses	0.46%(d)	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.46%(d)	0.41%	0.06%	0.26%	0.46%	0.47%
Net investment income (loss)	4.15%(d)	1.26%	0.01%	0.21%	1.74%	1.37%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0221	0.0130	0.0001	0.0035	0.0200	0.0165
Net realized gain (loss)	0.0000(b)	0.0008	0.0001	—	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0221	0.0138	0.0002	0.0035	0.0200	0.0165
Distributions to shareholders from:
Net investment income	(0.0221)	(0.0138)	(0.0001)	(0.0035)	(0.0200)	(0.0165)
Net realized gains	—	—	(0.0001)	—	—	—
Total distributions	(0.0221)	(0.0138)	(0.0002)	(0.0035)	(0.0200)	(0.0165)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.23%	1.38%	0.01%	0.35%	2.02%	1.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$434,433	$493,478	$538,275	$555,517	$131,075	$ 97,241
Ratios to Average Net Assets:
Total expenses	0.19%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.19%(d)	0.17%	0.06%	0.17%	0.20%	0.20%
Net investment income (loss)	4.47%(d)	1.30%	0.01%	0.17%	1.95%	1.70%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0232	0.0252	0.0001
Net realized gain (loss)	(0.0008)	(0.0110)	0.0001
Total from investment operations	0.0224	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0224)	(0.0142)	(0.0001)
Net realized gains	—	—	(0.0001)
Total distributions	(0.0224)	(0.0142)	(0.0002)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (b)	2.26%	1.43%	0.00%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 23,929	$ 65,406	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.15%	0.15%(d)
Net expenses	0.14%(d)	0.15%	0.05%(d)
Net investment income (loss)	4.73%(d)	2.52%	0.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Amount is less than 0.005%.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0225	0.0139	0.0000	0.0040	0.0208	0.0173
Net realized gain (loss)	0.0000(b)	0.0005	0.0002	0.0001	0.0000(b)	(0.0000)(b)
Total from investment operations	0.0225	0.0144	0.0002	0.0041	0.0208	0.0173
Distributions to shareholders from:
Net investment income	(0.0225)	(0.0144)	(0.0001)	(0.0040)	(0.0208)	(0.0173)
Net realized gains	—	—	(0.0001)	(0.0001)	—	—
Total distributions	(0.0225)	(0.0144)	(0.0002)	(0.0041)	(0.0208)	(0.0173)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.27%	1.45%	0.01%	0.40%	2.10%	1.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,126,656	$9,406,734	$11,700,899	$14,707,995	$11,812,916	$9,424,507
Ratios to Average Net Assets:
Total expenses	0.11%(d)	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.11%(d)	0.11%	0.06%	0.12%	0.12%	0.12%
Net investment income (loss)	4.55%(d)	1.39%	0.01%	0.33%	2.07%	1.71%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class Bancroft Capital Class Cabrera Capital Markets Class Institutional Class Investment Class Investor Class Opportunity Class Premier Class Select Class	July 31, 2018 October 13, 2021 October 20, 2021 July 31, 2018 October 25, 2007 December 22, 2016 October 28, 2021 October 25, 2007 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (94.27% at June 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2023, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2024 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with approval of the Board. There were no waivers for the period ended June 30, 2023.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2023 were $0. As of June 30, 2023, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 1,398,757
12/31/2024	$10,134,247
12/31/2025	$ 1,169,499
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2023, the Fund's Administration Class shares and Investment Class shares paid $13 and $150,059, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08%, and 0.03%, respectively, of the eligible average daily net assets of the Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, and Opportunity Class shares, respectively. During the period ended June 30, 2023, the Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares paid SSGA FD $49, $7, $7, $171,100, $375,150, $201,105 and $7,709, respectively, for these services, which SSGA FD subsequently paid in part to financial intermediaries.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.  As of December 31, 2022,  SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Money Market Fund
Administration Class	0.36%	$1,021.50	$1.80	$1,023.00	$1.81
Bancroft Capital Class	0.14	1,022.60	0.70	1,024.10	0.70
Cabrera Capital Markets Class	0.14	1,022.60	0.70	1,024.10	0.70
Institutional Class	0.14	1,022.60	0.70	1,024.10	0.70
Investment Class	0.46	1,020.90	2.30	1,022.50	2.31
Investor Class	0.19	1,022.30	0.95	1,023.90	0.95
Opportunity Class	0.14	1,022.60	0.70	1,024.10	0.70
Premier Class	0.11	1,022.70	0.55	1,024.20	0.55
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Investment Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Treasury Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
_________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s  investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund. The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 3- and 5-year periods and was below the median of its Performance Group for the 1- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 5- and 10-year periods, was below the Benchmark for the 1-year period, and was equal to the Benchmark for the 3-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Treasury Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
24

Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston,  MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2023
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2023

% of Net Assets
Treasury Debt	102.8%
Liabilities in Excess of Other Assets	(2.8)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2023

% of Net Assets
2 to 30 Days	22.9%
31 to 60 Days	32.8
61 to 90 Days	19.7
Over 90 Days	27.4
Total	102.8%
Average days to maturity	45
Weighted average life	87
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—102.8%
U.S. Treasury Bill (a)	4.566%	07/06/2023	07/06/2023	$ 4,690,000	$ 4,688,216
U.S. Treasury Bill (a)	4.720%	07/18/2023	07/18/2023	510,000,000	508,977,072
U.S. Treasury Bill (a)	4.823%	10/19/2023	10/19/2023	213,500,000	210,320,148
U.S. Treasury Bill (a)	4.840%	09/07/2023	09/07/2023	450,000,000	445,932,750
U.S. Treasury Bill (a)	4.844%	10/12/2023	10/12/2023	312,800,000	308,607,442
U.S. Treasury Bill (a)	4.850%	07/05/2023	07/05/2023	128,473,000	128,438,384
U.S. Treasury Bill (a)	4.850%	07/25/2023	07/25/2023	500,000,000	498,489,868
U.S. Treasury Bill (a)	4.850%	10/05/2023	10/05/2023	150,000,000	148,100,417
U.S. Treasury Bill (a)	4.896%	11/09/2023	11/09/2023	127,300,000	125,068,216
U.S. Treasury Bill (a)	4.904%	07/11/2023	07/11/2023	383,200,000	382,779,039
U.S. Treasury Bill (a)	4.929%	08/08/2023	08/08/2023	473,700,000	471,337,100
U.S. Treasury Bill (a)	4.935%	08/31/2023	08/31/2023	460,000,000	456,212,364
U.S. Treasury Bill (a)	4.950%	07/20/2023	07/20/2023	414,245,000	413,276,714
U.S. Treasury Bill (a)	4.970%	08/29/2023	08/29/2023	370,000,000	367,067,033
U.S. Treasury Bill (a)	4.981%	08/15/2023	08/15/2023	535,000,000	531,771,336
U.S. Treasury Bill (a)	4.995%	08/01/2023	08/01/2023	235,000,000	234,054,419
U.S. Treasury Bill (a)	5.014%	09/12/2023	09/12/2023	169,800,000	168,110,245
U.S. Treasury Bill (a)	5.030%	08/03/2023	08/03/2023	639,000,000	636,278,562
U.S. Treasury Bill (a)	5.030%	09/05/2023	09/05/2023	120,000,000	118,926,933
U.S. Treasury Bill (a)	5.046%	07/27/2023	07/27/2023	225,000,000	224,241,466
U.S. Treasury Bill (a)	5.055%	08/17/2023	08/17/2023	200,000,000	198,736,250
U.S. Treasury Bill (a)	5.057%	08/22/2023	08/22/2023	285,000,000	282,980,969
U.S. Treasury Bill (a)	5.070%	08/10/2023	08/10/2023	222,000,000	220,817,212
U.S. Treasury Bill (a)	5.080%	09/14/2023	09/14/2023	531,900,000	526,535,225
U.S. Treasury Bill (a)	5.101%	09/19/2023	09/19/2023	426,500,000	421,792,561
U.S. Treasury Bill (a)	5.150%	10/17/2023	10/17/2023	48,500,000	47,764,551
U.S. Treasury Bill (a)	5.180%	09/28/2023	09/28/2023	160,440,000	158,430,376
U.S. Treasury Bill (a)	5.200%	10/26/2023	10/26/2023	16,300,000	16,029,239
U.S. Treasury Bill (a)	5.220%	10/24/2023	10/24/2023	184,100,000	181,093,252
U.S. Treasury Bill (a)	5.227%	10/31/2023	10/31/2023	347,100,000	341,154,484
U.S. Treasury Bill (a)	5.230%	07/13/2023	07/13/2023	500,960,000	500,310,459
U.S. Treasury Bill (a)	5.250%	08/24/2023	08/24/2023	408,540,000	405,541,060
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (b)	0.080%	07/31/2023	07/31/2023	348,382,000	348,371,309
U.S. Treasury Notes	5.062%	07/31/2023	07/31/2023	100,000,000	99,626,392
U.S. Treasury Notes, 3 Month USD MMY - 0.08% (b)	5.174%	07/01/2023	04/30/2024	756,650,000	756,312,461
U.S. Treasury Notes, 3 Month USD MMY - 0.02% (b)	5.234%	07/01/2023	01/31/2024	21,750,000	21,754,463
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (b)	5.284%	07/03/2023	10/31/2023	628,135,000	628,201,437
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (b)	5.286%	07/01/2023	07/31/2024	100,000,000	99,941,060
U.S. Treasury Notes, 3 Month USD MMY + 0.14% (b)	5.389%	07/01/2023	10/31/2024	225,950,000	225,860,359
U.S. Treasury Notes, 3 Month USD MMY + 0.20% (b)	5.449%	07/01/2023	01/31/2025	71,000,000	71,000,000
TOTAL INVESTMENTS –102.8% (c)(d)					11,934,930,843
Liabilities in Excess of Other Assets —(2.8)%					(321,011,225)
NET ASSETS –100.0%					$ 11,613,919,618
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$11,934,930,843
Cash	662,933
Interest receivable — unaffiliated issuers	20,129,710
Other receivable	255,488
TOTAL ASSETS	11,955,978,974
LIABILITIES
Payable for investments purchased	341,154,484
Advisory and administrator fee payable	524,539
Custody, sub-administration and transfer agent fees payable	300,517
Trustees’ fees and expenses payable	792
Professional fees payable	32,987
Printing fees payable	20,696
Accrued expenses and other liabilities	25,341
TOTAL LIABILITIES	342,059,356
NET ASSETS	$11,613,919,618
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$291,070,885
EXPENSES
Advisory and administrator fee	3,122,482
Custodian, sub-administrator and transfer agent fees	520,657
Trustees’ fees and expenses	68,832
Professional fees	56,701
Printing and postage fees	5,923
Insurance expense	3,390
Miscellaneous expenses	26,196
TOTAL EXPENSES	3,804,181
NET INVESTMENT INCOME (LOSS)	$287,266,704
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	190,822
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$287,457,526
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 287,266,704	$ 220,177,539
Net realized gain (loss)	190,822	(233,704)
Net increase (decrease) in net assets resulting from operations	287,457,526	219,943,835
CAPITAL TRANSACTIONS
Contributions	17,409,936,857	38,227,888,329
Withdrawals	(18,762,383,722)	(39,829,794,938)
Net increase (decrease) in net assets from capital transactions	(1,352,446,865)	(1,601,906,609)
Net increase (decrease) in net assets during the period	(1,064,989,339)	(1,381,962,774)
Net assets at beginning of period	12,678,908,957	14,060,871,731
NET ASSETS AT END OF PERIOD	$ 11,613,919,618	$ 12,678,908,957
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	2.34%	1.49%	0.00%(b)	0.48%	2.18%	1.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,613,920	$12,678,909	$14,060,872	$16,771,503	$12,816,642	$10,372,969
Ratios to average net assets:
Total expenses	0.06%(c)	0.06%	0.07%	0.06%	0.07%	0.07%
Net investment income (loss)	4.60%(c)	1.46%	0.00%(b)	0.38%	2.13%	1.76%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
(c)	Annualized.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2023.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.06%	$1,023.40	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 3- and 5-year periods and was below the median of its Performance Group for the 1- and 10-year periods.  The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 5- and 10-year periods, was below the Benchmark for the 1-year period, and was equal to the Benchmark for the 3-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRMMSAR

Semi-Annual Report
June 30, 2023
State Street Institutional Investment Trust
State Street Institutional Treasury Plus Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$ 25,110,975,892
Receivable for fund shares sold	34,314
Receivable from Adviser	10,626
TOTAL ASSETS	25,111,020,832
LIABILITIES
Payable for fund shares repurchased	6,804,979
Administration fees payable	1,169,938
Shareholder servicing fee payable	371,831
Distribution fees payable	1,491
Transfer agent fees payable	9,340
Registration and filing fees payable	640,521
Professional fees payable	21,119
Printing fees payable	56,396
Distribution payable	21,351,230
Accrued expenses and other liabilities	2,927
TOTAL LIABILITIES	30,429,772
NET ASSETS	$25,080,591,060
NET ASSETS CONSIST OF:
Paid-in Capital	$ 25,081,508,711
Total distributable earnings (loss)	(917,651)
NET ASSETS	$25,080,591,060
Administration Class
Net Assets	$ 4,673,536
Shares Outstanding	4,673,589
Net asset value, offering and redemption price per share	$ 1.00
Bancroft Capital Class
Net Assets	$ 49,997
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$ 1.00
Blaylock Van Class
Net Assets	$ 53,946,233
Shares Outstanding	53,946,253
Net asset value, offering and redemption price per share	$ 1.00
Cabrera Capital Markets Class
Net Assets	$ 74,020,702
Shares Outstanding	74,020,702
Net asset value, offering and redemption price per share	$ 1.00
Institutional Class
Net Assets	$ 2,358,765,875
Shares Outstanding	2,358,854,192
Net asset value, offering and redemption price per share	$ 1.00
Investment Class
Net Assets	$ 13,530,203
Shares Outstanding	13,530,896
Net asset value, offering and redemption price per share	$ 1.00
Investor Class
Net Assets	$ 2,969,321,316
Shares Outstanding	2,969,404,851
Net asset value, offering and redemption price per share	$ 1.00
Opportunity Class
Net Assets	$ 69,397,976
Shares Outstanding	69,398,576
Net asset value, offering and redemption price per share	$ 1.00
Premier Class
Net Assets	$17,248,497,467
Shares Outstanding	17,249,535,207
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES  (continued)
June 30, 2023 (Unaudited)

Trust Class
Net Assets	$ 2,288,387,755
Shares Outstanding	2,288,561,208
Net asset value, offering and redemption price per share	$ 1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$707,540,615
Expenses allocated from affiliated Portfolio	(8,982,378)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	698,558,237
EXPENSES
Administration fees
Administration Class	1,439
Bancroft Capital Class	13
Blaylock Van Class	7,225
Cabrera Capital Markets Class	9,977
Institutional Class	522,764
Investment Class	3,336
Investor Class	582,754
Opportunity Class	10,527
Premier Class	5,537,475
Trust Class	765,344
Shareholder servicing fees
Administration Class	5,755
Bancroft Capital Class	7
Blaylock Van Class	4,335
Cabrera Capital Markets Class	5,986
Institutional Class	313,658
Investment Class	16,682
Investor Class	932,407
Opportunity Class	6,317
Trust Class	857,186
Distribution fees
Administration Class	1,439
Investment Class	6,673
Custodian fees	24,189
Trustees’ fees and expenses	10,626
Transfer agent fees	4,253
Registration and filing fees	73,912
Professional fees	61,684
Printing and postage fees	30,399
Insurance expense	64,381
Miscellaneous expenses	87,336
TOTAL EXPENSES	9,948,079
Expenses waived/reimbursed by the Adviser	(9,880)
NET EXPENSES	9,938,199
NET INVESTMENT INCOME (LOSS)	$688,620,038
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	904
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$688,620,942
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 688,620,038	$ 614,109,251
Net realized gain (loss)	904	(851,701)
Net increase (decrease) in net assets resulting from operations	688,620,942	613,257,550
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(127,600)	(2,910)
Bancroft Capital Class	(1,147)	(799)
Blaylock Van Class	(669,293)	(8,030)
Cabrera Capital Markets Class	(975,769)	(804)
Institutional Class	(48,661,540)	(29,028,428)
Investment Class	(287,075)	(178,816)
Investor Class	(53,919,437)	(53,743,746)
Opportunity Class	(1,016,184)	(501,672)
Premier Class	(512,058,834)	(472,247,436)
Trust Class	(69,792,838)	(59,588,072)
Total distributions to shareholders	(687,509,717)	(615,300,713)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	38,828,490	1,016,254
Reinvestment of distributions	122,917	1,617
Shares redeemed	(35,320,407)	(25,282)
Net increase (decrease) from capital share transactions	3,631,000	992,589
Blaylock Van Class
Shares sold	839,447,000	—
Reinvestment of distributions	67,785	7,916
Shares redeemed	(786,076,459)	—
Net increase (decrease) from capital share transactions	53,438,326	7,916
Cabrera Capital Markets Class
Shares sold	450,125,000	—
Reinvestment of distributions	844,907	793
Shares redeemed	(377,000,000)	—
Net increase (decrease) from capital share transactions	73,969,907	793
Institutional Class
Shares sold	7,106,788,148	12,950,689,578
Reinvestment of distributions	27,657,426	9,906,054
Shares redeemed	(6,898,216,681)	(11,115,996,559)
Net increase (decrease) from capital share transactions	236,228,893	1,844,599,073
Investment Class
Shares sold	25,545,168	27,207,416
Reinvestment of distributions	53,858	36,611
Shares redeemed	(25,452,787)	(37,553,379)
Net increase (decrease) from capital share transactions	146,239	(10,309,352)
Investor Class
Shares sold	26,484,652,436	44,496,827,680
Reinvestment of distributions	46,453,765	47,529,827
Shares redeemed	(28,812,290,233)	(41,786,077,115)
Net increase (decrease) from capital share transactions	(2,281,184,032)	2,758,280,392
Opportunity Class
Shares sold	95,747,713	522,235,832
Reinvestment of distributions	971,148	449,356
Shares redeemed	(42,048,084)	(508,007,389)
Net increase (decrease) from capital share transactions	54,670,777	14,677,799
Premier Class
Shares sold	137,507,507,159	352,559,376,754
Reinvestment of distributions	462,050,807	415,322,507
Shares redeemed	(146,960,064,917)	(343,679,026,461)
Net increase (decrease) from capital share transactions	(8,990,506,951)	9,295,672,800
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
Trust Class
Shares sold	13,302,106,091	$ 28,376,685,142
Reinvestment of distributions	63,416,196	53,328,426
Shares redeemed	(14,843,236,482)	(28,230,256,356)
Net increase (decrease) from capital share transactions	(1,477,714,195)	199,757,212
Net increase (decrease) in net assets from beneficial interest transactions	(12,327,320,036)	14,103,679,222
Net increase (decrease) in net assets during the period	(12,326,208,811)	14,101,636,059
Net assets at beginning of period	37,406,799,871	23,305,163,812
NET ASSETS AT END OF PERIOD	$ 25,080,591,060	$ 37,406,799,871
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	38,828,490	1,016,254
Reinvestment of distributions	122,917	1,617
Shares redeemed	(35,320,407)	(25,282)
Net increase (decrease) from share transactions	3,631,000	992,589
Blaylock Van Class
Shares sold	839,447,000	—
Reinvestment of distributions	67,785	7,916
Shares redeemed	(786,076,459)	—
Net increase (decrease) from share transactions	53,438,326	7,916
Cabrera Capital Markets Class
Shares sold	450,125,000	—
Reinvestment of distributions	844,907	793
Shares redeemed	(377,000,000)	—
Net increase (decrease) from share transactions	73,969,907	793
Institutional Class
Shares sold	7,106,788,148	12,950,689,578
Reinvestment of distributions	27,657,426	9,906,054
Shares redeemed	(6,898,216,681)	(11,115,996,559)
Net increase (decrease) from share transactions	236,228,893	1,844,599,073
Investment Class
Shares sold	25,545,168	27,207,416
Reinvestment of distributions	53,858	36,611
Shares redeemed	(25,452,787)	(37,553,379)
Net increase (decrease) from share transactions	146,239	(10,309,352)
Investor Class
Shares sold	26,484,652,436	44,496,827,679
Reinvestment of distributions	46,453,765	47,529,827
Shares redeemed	(28,812,290,233)	(41,786,077,115)
Net increase (decrease) from share transactions	(2,281,184,032)	2,758,280,391
Opportunity Class
Shares sold	95,747,713	522,235,832
Reinvestment of distributions	971,148	449,356
Shares redeemed	(42,048,084)	(508,007,389)
Net increase (decrease) from share transactions	54,670,777	14,677,799
Premier Class
Shares sold	137,507,507,159	352,559,376,754
Reinvestment of distributions	462,050,807	415,322,507
Shares redeemed	(146,960,064,917)	(343,679,026,461)
Net increase (decrease) from share transactions	(8,990,506,951)	9,295,672,800
Trust Class
Shares sold	13,302,106,091	28,376,685,142
Reinvestment of distributions	63,416,196	53,328,426
Shares redeemed	(14,843,236,482)	(28,230,256,356)
Net increase (decrease) from share transactions	(1,477,714,195)	199,757,212
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 07/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0218	0.0140	0.0001	0.0027	0.0185	0.0076
Net realized gain (loss)	0.0000(b)	—	—	—	(0.0000)(b)	—
Total from investment operations	0.0218	0.0140	0.0001	0.0027	0.0185	0.0076
Distributions to shareholders from:
Net investment income	(0.0218)	(0.0140)	(0.0001)	(0.0027)	(0.0185)	(0.0076)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.20%	1.41%	0.00%(d)	0.27%	1.86%	0.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 4,674	$ 1,043	$ 50	$ 50	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.36%(e)	0.37%	0.37%	0.36%	0.37%	0.37%(e)
Net expenses	0.36%(e)	0.34%	0.07%	0.25%	0.37%	0.37%(e)
Net investment income (loss)	4.44%(e)	2.82%	0.00%(d)	0.27%	1.85%	1.78%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0229	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0229	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0229)	(0.0157)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.31%	1.59%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 50	$ 50	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.15%(e)
Net expenses	0.14%(e)	0.13%	0.05%(e)
Net investment income (loss)	4.63%(e)	1.59%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Blaylock Van Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0230	0.0157	0.0001
Net realized gain (loss)	(0.0001)	—	0.0000(b)
Total from investment operations	0.0229	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0229)	(0.0157)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.31%	1.58%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 53,946	$ 508	$ 500
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.15%	0.15%(e)
Net expenses	0.14%(e)	0.13%	0.05%(e)
Net investment income (loss)	4.65%(e)	1.60%	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0229	0.0158	0.0001
Net realized gain (loss)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0229	0.0158	0.0001
Distributions to shareholders from:
Net investment income	(0.0229)	(0.0158)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.31%	1.59%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 74,021	$ 51	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.13%(e)
Net expenses	0.14%(e)	0.13%	0.04%(e)
Net investment income (loss)	4.89%(e)	1.60%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	For the Period 7/31/18*- 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0229	0.0157	0.0001	0.0037	0.0207	0.0085
Net realized gain (loss)	0.0000(b)	—	—	—	(0.0000)(b)	—
Total from investment operations	0.0229	0.0157	0.0001	0.0037	0.0207	0.0085
Distributions to shareholders from:
Net investment income	(0.0229)	(0.0157)	(0.0001)	(0.0037)	(0.0207)	(0.0085)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.31%	1.58%	0.02%	0.37%	2.09%	0.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,358,766	$2,122,508	$278,027	$ 90,569	$468,721	$ 94,554
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.15%	0.15%	0.15%	0.15%	0.15%(d)
Net expenses	0.14%(d)	0.15%	0.06%	0.15%	0.15%	0.15%(d)
Net investment income (loss)	4.66%(d)	2.57%	0.02%	0.34%	2.09%	2.04%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0213	0.0133	0.0001	0.0025	0.0180	0.0139
Net realized gain (loss)	0.0000(b)	—	—	—	(0.0000)(b)	—
Total from investment operations	0.0213	0.0133	0.0001	0.0025	0.0180	0.0139
Distributions to shareholders from:
Net investment income	(0.0213)	(0.0133)	(0.0001)	(0.0025)	(0.0180)	(0.0139)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.15%	1.33%	0.01%	0.25%	1.81%	1.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 13,530	$ 13,378	$ 23,688	$ 42,358	$ 52,086	$ 69,812
Ratios to Average Net Assets:
Total expenses	0.46%(d)	0.47%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.46%(d)	0.36%	0.07%	0.29%	0.46%	0.47%
Net investment income (loss)	4.31%(d)	1.10%	0.00%(e)	0.27%	1.78%	1.54%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0226	0.0153	0.0001	0.0034	0.0202	0.0166
Net realized gain (loss)	0.0000(b)	—	—	—	(0.0000)(b)	—
Total from investment operations	0.0226	0.0153	0.0001	0.0034	0.0202	0.0166
Distributions to shareholders from:
Net investment income	(0.0226)	(0.0153)	(0.0001)	(0.0034)	(0.0202)	(0.0166)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.28%	1.54%	0.01%	0.34%	2.03%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,969,321	$5,250,351	$2,492,307	$546,563	$230,017	$774,885
Ratios to Average Net Assets:
Total expenses	0.19%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.19%(d)	0.19%	0.07%	0.18%	0.20%	0.20%
Net investment income (loss)	4.64%(d)	2.13%	0.01%	0.31%	2.02%	1.67%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0229	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0229	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0229)	(0.0157)	(0.0001)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.31%	1.58%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 69,398	$ 14,727	$ 50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.15%	0.15%(e)
Net expenses	0.14%(e)	0.15%	0.04%(e)
Net investment income (loss)	4.83%(e)	2.32%	0.00%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0230	0.0160	0.0001	0.0040	0.0210	0.0174
Net realized gain (loss)	0.0000(b)	—	—	—	(0.0000)(b)	—
Total from investment operations	0.0230	0.0160	0.0001	0.0040	0.0210	0.0174
Distributions to shareholders from:
Net investment income	(0.0230)	(0.0160)	(0.0001)	(0.0040)	(0.0210)	(0.0174)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.32%	1.61%	0.02%	0.40%	2.12%	1.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,248,497	$26,238,411	$16,944,237	$20,004,414	$14,672,348	$8,402,049
Ratios to Average Net Assets:
Total expenses	0.11%(d)	0.12%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.11%(d)	0.11%	0.06%	0.12%	0.12%	0.12%
Net investment income (loss)	4.63%(d)	1.83%	0.02%	0.33%	2.07%	1.80%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class (a)
	Six Months Ended 06/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0227	0.0155	0.0001	0.0036	0.0204	0.0168
Net realized gain (loss)	0.0000(b)	—	—	—	(0.0000)(b)	—
Total from investment operations	0.0227	0.0155	0.0001	0.0036	0.0204	0.0168
Distributions to shareholders from:
Net investment income	(0.0227)	(0.0155)	(0.0001)	(0.0036)	(0.0204)	(0.0168)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.30%	1.56%	0.01%	0.36%	2.06%	1.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,288,388	$3,765,775	$3,566,204	$4,609,983	$4,185,964	$4,481,410
Ratios to Average Net Assets:
Total expenses	0.17%(d)	0.17%	0.17%	0.18%	0.18%	0.18%
Net expenses	0.17%(d)	0.16%	0.07%	0.16%	0.18%	0.18%
Net investment income (loss)	4.57%(d)	1.61%	0.01%	0.33%	2.05%	1.64%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Plus Money Market Fund	Investment Class
Premier Class
Investor Class
Trust Class
Administration Class
Institutional Class
Select Class
Bancroft Capital Class
Blaylock Van Class
Cabrera Capital Markets Class
	Opportunity Class	October 24, 2007 October 24, 2007 October 14, 2016 August 29, 2016 July 31, 2018 July 31, 2018 Not commenced October 13, 2021 October 20, 2021 October 20, 2021 October 28, 2021	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (82.93% at June 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2023, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2024 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with approval of the Board. For the period ended June 30, 2023, the Adviser contractually waived fees in the amount of $9,880.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2023 were $0.
As of June 30, 2023, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 1,084,579
12/31/2024	$13,835,326
12/31/2025	$ 1,295,526
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2023, the Fund's Administration Class shares and Investment Class shares paid $1,439 and $6,673, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Market Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08%, 0.03% and 0.056%, respectively, of the eligible average daily net assets of the Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares, respectively. During the year ended June 30, 2023, the Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

shares and Trust Class shares paid SSGA FD $5,755, $7, $4,335, $5,986, $313,658, $16,682, $932,407, $6,317 and $857,186, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.  As of December 31, 2022, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Institutional Treasury Plus Money Market Fund
Administration Class	0.36%	$1,022.00	$1.80	$1,023.00	$1.81
Bancroft Capital Class	0.14	1,023.10	0.70	1,024.10	0.70
Blaylock Van Class	0.14	1,023.10	0.70	1,024.10	0.70
Cabrera Capital Markets Class	0.14	1,023.10	0.70	1,024.10	0.70
Institutional Class	0.14	1,023.10	0.70	1,024.10	0.70
Investment Class	0.46	1,021.50	2.31	1,022.50	2.31
Investor Class	0.19	1,022.80	0.95	1,023.90	0.95
Opportunity Class	0.14	1,023.10	0.70	1,024.10	0.70
Premier Class	0.11	1,023.20	0.55	1,024.20	0.55
Trust Class	0.17	1,023.00	0.85	1,024.00	0.85
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Investment Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Treasury Plus Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”), for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
__________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
 • Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
 • Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
 • Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
 • Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments.The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks.The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions.The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe.The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund.The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods.The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Treasury Plus Money Market Fund.The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex.The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole.The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
26

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Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston,  MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2023
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2023

% of Net Assets
Treasury Repurchase Agreements	59.3%
Treasury Debt	30.0
Other Assets in Excess of Liabilities	10.7
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2023

% of Net Assets
2 to 30 Days	64.0%
31 to 60 Days	2.2
61 to 90 Days	2.5
Over 90 Days	20.6
Total	89.3%
Average days to maturity	16
Weighted average life	47
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—30.0%
U.S. Treasury Bill	4.566%	07/06/2023	07/06/2023	$ 81,700,000	$ 81,679,006
U.S. Treasury Bill	4.720%	07/18/2023	07/18/2023	640,000,000	638,737,933
U.S. Treasury Bill	4.788%	12/28/2023	12/28/2023	129,800,000	126,453,071
U.S. Treasury Bill	4.823%	10/19/2023	10/19/2023	265,800,000	261,916,662
U.S. Treasury Bill	4.844%	10/12/2023	10/12/2023	346,300,000	341,645,487
U.S. Treasury Bill	4.896%	11/09/2023	11/09/2023	355,800,000	349,562,226
U.S. Treasury Bill	5.014%	09/12/2023	09/12/2023	54,200,000	53,664,031
U.S. Treasury Bill	5.030%	09/05/2023	09/05/2023	400,000	396,456
U.S. Treasury Bill	5.046%	07/27/2023	07/27/2023	110,400,000	110,028,320
U.S. Treasury Bill	5.070%	08/10/2023	08/10/2023	137,000,000	136,553,875
U.S. Treasury Bill	5.101%	09/19/2023	09/19/2023	179,000,000	177,017,396
U.S. Treasury Bill	5.150%	10/17/2023	10/17/2023	133,200,000	131,180,170
U.S. Treasury Bill	5.180%	09/28/2023	09/28/2023	426,500,000	421,157,788
U.S. Treasury Bill	5.200%	10/26/2023	10/26/2023	42,300,000	41,597,350
U.S. Treasury Bill	5.211%	10/10/2023	10/10/2023	325,200,000	320,536,226
U.S. Treasury Bill	5.220%	10/24/2023	10/24/2023	490,600,000	482,587,466
U.S. Treasury Bill	5.227%	10/31/2023	10/31/2023	504,000,000	495,365,904
U.S. Treasury Bill	5.230%	07/13/2023	07/13/2023	579,800,000	579,185,048
U.S. Treasury Bill	5.240%	09/26/2023	09/26/2023	106,000,000	104,688,544
U.S. Treasury Bill	5.320%	10/03/2023	10/03/2023	172,700,000	170,352,048
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (a)	0.080%	07/31/2023	07/31/2023	537,644,000	537,644,041
U.S. Treasury Notes, 3 Month USD MMY - 0.08% (a)	5.174%	07/01/2023	04/30/2024	1,355,200,000	1,354,588,066
U.S. Treasury Notes, 3 Month USD MMY - 0.02% (a)	5.234%	07/01/2023	01/31/2024	9,700,000	9,701,990
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	5.284%	07/03/2023	10/31/2023	1,442,590,000	1,442,601,274
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	5.286%	07/01/2023	07/31/2024	400,000,000	399,764,239
U.S. Treasury Notes, 3 Month USD MMY + 0.14% (a)	5.389%	07/01/2023	10/31/2024	177,420,000	177,349,620
U.S. Treasury Notes, 3 Month USD MMY + 0.20% (a)	5.449%	07/01/2023	01/31/2025	135,850,000	135,850,000
TOTAL TREASURY DEBT					9,081,804,237
TREASURY REPURCHASE AGREEMENTS—59.3%
Agreement with Banco Santander and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bills, 0.000% due 07/25/2023 – 09/21/2023, U.S. Treasury Bonds, 1.125% – 4.500% due 08/15/2039 – 02/15/2052, U.S. Treasury Inflation Index Bonds, 0.750% – 1.375% due 02/15/2044 – 02/15/2045, and U.S. Treasury Notes, 1.875% – 4.625% due 12/31/2024 – 05/15/2033, valued at $765,000,040); expected proceeds $750,315,938	5.055%	07/03/2023	07/03/2023	750,000,000	750,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a U.S. Treasury Note, 2.875% due 06/15,2025, valued at $255,000,036); expected proceeds $250,105,208	5.050%	07/03/2023	07/03/2023	250,000,000	250,000,000
Agreement with Barclays Capital, Inc., dated 06/30/2023 (collateralized by U.S. Treasury Notes, 0.500% – 4.000% due 06/30/2027 – 05/15/2032, valued at $2,853,991,164); expected proceeds $2,801,183,000	5.070%	07/03/2023	07/03/2023	2,800,000,000	2,800,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a U.S. Treasury Bond, 1.375% due 08/15/2050, and U.S. Treasury Notes, 0.375% – 3.125% due 04/15/2024 – 08/15/2025, valued at $5,302,230,477); expected proceeds $5,302,230,417	5.050%	07/03/2023	07/03/2023	$ 5,300,000,000	$ 5,300,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2026, and a U.S. Treasury Note, 4.000% due 12/15/2025, valued at $897,600,054); expected proceeds $880,371,067	5.060%	07/03/2023	07/03/2023	880,000,000	880,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bills, 0.000% due 07/18/2023 – 12/14/2023, U.S. Treasury Bonds, 1.250% – 6.250% due 08/15/2023 – 05/15/2053, and U.S. Treasury Notes, 0.125% – 4.375% due 08/31/2023 – 08/15/2030, valued at $3,743,400,029); expected proceeds $3,671,547,517	5.060%	07/03/2023	07/03/2023	3,670,000,000	3,670,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2023 (collateralized by U.S. Treasury Notes, 2.375% – 4.125% due 06/15/2026 – 03/31/2029, valued at $849,707,795); expected proceeds $830,350,675	5.070%	07/03/2023	07/03/2023	830,000,000	830,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collaterlized by U.S. Treasury Notes, 0.375% – 2.500% due 04/30/2024 – 04/30/2025, and U.S. Treasury Strips, 0.000% due 02/15/2040 – 05/15/2045, valued at $153,000,001); expected proceeds $150,063,250	5.060%	07/03/2023	07/03/2023	150,000,000	150,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 06/29/2023 (collateralized by a U.S. Treasury Bill, 0.000% due 12/07/2023, U.S. Treasury Bonds, 1.625% – 4.000% due 11/15/2042 – 11/15/2051, and U.S. Treasury Notes, 0.875% – 4.000% due 01/31/2024 – 11/15/2030, valued at $153,000,046); expected proceeds $150,147,583	5.060%	07/06/2023	07/06/2023	150,000,000	150,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Notes, 0.250% – 4.000% due 08/31/2025 – 02/29/2028, valued at $229,500,046); expected proceeds $225,094,875	5.060%	07/03/2023	07/03/2023	225,000,000	225,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2023 (collateralized by Various U.S. Treasury Notes, 1.125% – 3.625% due 05/15/2040 – 11/15/2051, valued at $564,825,559); expected proceeds $550,232,375	5.070%	07/03/2023	07/03/2023	550,000,000	550,000,000
Agreement with National Australia Bank, Ltd., and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a U.S. Treasury Note, 4.000% due 06/30/2028, valued at $153,530,604); expected proceeds $150,063,125	5.050%	07/03/2023	07/03/2023	150,000,000	150,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Norinchukin and Bank of New York Mellon (Tri–Party), dated 06/29/2023 (collateralized by a U.S. Treasury Note, 3.250% due 06/30/2029, valued at $51,000,060); expected proceeds $50,049,583	5.100%	07/06/2023	07/06/2023	$ 50,000,000	$ 50,000,000
Agreement with Prudential Insurance Co., dated 06/30/2023 (collateralized by a U.S. Treasury Note, 1.750% due 08/15/2041, and U.S. Treasury Strips, 0.000% due 05/15/2030 – 11/15/2037, valued at $174,021,865); expected proceeds $169,985,539	5.070%	07/03/2023	07/03/2023	169,913,750	169,913,750
Agreement with Prudential Insurance Co., dated 06/30/2023 (collateralized by a U.S. Treasury Strip, 0.000% due 11/15/2035, valued at $24,469,560); expected proceeds $23,860,077	5.070%	07/03/2023	07/03/2023	23,850,000	23,850,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 06/26/2023 (collateralized by U.S. Treasury Bonds, 2.250% – 4.500% due 08/15/2039 – 02/15/2052, valued at $499,800,058); expected proceeds $490,482,106	5.060%	07/03/2023	07/03/2023	490,000,000	490,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 06/29/2023 (collateralized by U.S. Treasury Bonds, 2.000% – 3.375% due 02/15/2039 – 02/15/2050, valued at $214,200,028); expected proceeds $210,207,025	5.070%	07/06/2023	07/06/2023	210,000,000	210,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bills, 0.000% due 07/11/2023 – 04/18/2024, U.S. Treasury Bonds, 1.125% – 5.500% due 08/15/2028 – 05/15/2053, U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 04/15/2027 – 04/15/2028, and U.S. Treasury Notes, 0.125% – 4.625% due 07/15/2023 – 08/15/2032, valued at $1,225,020,037); expected proceeds $1,201,506,422	5.060%	07/03/2023	07/03/2023	1,201,000,000	1,201,000,000
Agreement with UBS Warburg and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bills, 0.000% due 09/21/2023 – 01/25/2024, U.S. Treasury Bonds, 1.250% – 7.500% due 11/15/2024 – 02/15/2052, U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 04/15/2028 – 02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% – 1.625% due 07/15/2023 – 07/15/2031, U.S. Treasury Notes, 0.125% – 5.278% due 07/31/2023 – 05/15/2033, and U.S. Treasury Strips, 0.000% due 08/15/2023 – 02/15/2045, valued at $117,300,000); expected proceeds $115,048,492	5.060%	07/03/2023	07/03/2023	115,000,000	115,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					17,964,763,750
TOTAL INVESTMENTS (b)(c)–89.3%					27,046,567,987
Other Assets in Excess of Liabilities —10.7%					3,233,488,909
NET ASSETS –100.0%					$ 30,280,056,896
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Also represents the cost for federal tax purposes.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 9,081,804,237
Repurchase agreements, at value and amortized cost	17,964,763,750
Total Investments	27,046,567,987
Cash	3,683,700,667
Interest receivable — unaffiliated issuers	47,301,274
TOTAL ASSETS	30,777,569,928
LIABILITIES
Payable for investments purchased	495,365,904
Advisory and administrator fee payable	1,412,912
Custody, sub-administration and transfer agent fees payable	622,858
Trustees’ fees and expenses payable	1,992
Professional fees payable	64,230
Printing fees payable	18,999
Accrued expenses and other liabilities	26,137
TOTAL LIABILITIES	497,513,032
NET ASSETS	$30,280,056,896
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$832,582,555
EXPENSES
Advisory and administrator fee	8,743,127
Custodian, sub-administrator and transfer agent fees	1,433,682
Trustees’ fees and expenses	182,536
Professional fees	136,885
Printing and postage fees	13,140
Insurance expense	9,025
Miscellaneous expenses	37,061
TOTAL EXPENSES	10,555,456
NET INVESTMENT INCOME (LOSS)	$822,027,099
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,088
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$822,028,187
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 822,027,099	$ 736,045,247
Net realized gain (loss)	1,088	(971,357)
Net increase (decrease) in net assets resulting from operations	822,028,187	735,073,890
CAPITAL TRANSACTIONS
Contributions	59,119,377,681	170,908,030,378
Withdrawals	(73,348,444,284)	(155,017,320,210)
Net increase (decrease) in net assets from capital transactions	(14,229,066,603)	15,890,710,168
Net increase (decrease) in net assets during the period	(13,407,038,416)	16,625,784,058
Net assets at beginning of period	43,687,095,312	27,061,311,254
NET ASSETS AT END OF PERIOD	$ 30,280,056,896	$ 43,687,095,312
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	2.45%	1.65%	0.01%	0.46%	2.19%	1.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$30,280,057	$43,687,095	$27,061,311	$28,049,358	$23,834,935	$17,447,265
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.07%	0.07%
Net investment income (loss)	4.70%(b)	1.91%	0.01%	0.41%	2.13%	1.79%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2023, the Portfolio had invested in repurchase agreements with the gross values of $17,964,763,750 and associated collateral equal to $18,226,597,460.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2023.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,023.90	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments.The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
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OTHER INFORMATION  (continued)
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Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe.The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio.The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods.The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio.The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole.The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
19

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Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRPLMMSAR
00288937

Semi-Annual Report
June 30, 2023
State Street Institutional Investment Trust
State Street Treasury Obligations Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$5,168,561,161
Receivable from Adviser	173,297
TOTAL ASSETS	5,168,734,458
LIABILITIES
Administration fees payable	257,869
Transfer agent fees payable	5,302
Registration and filing fees payable	47,720
Professional fees payable	13,877
Printing fees payable	37,347
Distribution payable	1,427,314
Accrued expenses and other liabilities	700
TOTAL LIABILITIES	1,790,129
NET ASSETS	$5,166,944,329
NET ASSETS CONSIST OF:
Paid-in Capital	$5,167,067,231
Total distributable earnings (loss)	(122,902)
NET ASSETS	$5,166,944,329
NET ASSET VALUE PER SHARE
Net asset value, offering and redemption price per share	$ 1.00
Shares outstanding	5,167,067,231
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$124,523,199
Expenses allocated from affiliated Portfolio	(1,573,077)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	122,950,122
EXPENSES
Administration fees	1,302,273
Custodian fees	7,332
Trustees’ fees and expenses	10,574
Transfer agent fees	478
Registration and filing fees	13,127
Professional fees and expenses	16,601
Printing and postage fees	5,021
Insurance expense	10,665
Miscellaneous expenses	12,670
TOTAL EXPENSES	1,378,741
Expenses waived/reimbursed by the Adviser	(868,182)
NET EXPENSES	510,559
NET INVESTMENT INCOME (LOSS)	$122,439,563
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	185
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$122,439,748
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 122,439,563	$ 100,241,285
Net realized gain (loss)	185	(119,658)
Net increase (decrease) in net assets resulting from operations	122,439,748	100,121,627
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(122,245,134)	(100,440,497)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,516,327,166	7,246,651,965
Reinvestment of distributions	122,251,107	98,971,918
Cost of shares redeemed	(3,726,048,912)	(4,846,841,445)
Net increase (decrease) from share transactions	(1,087,470,639)	2,498,782,438
Net increase (decrease) in net assets during the period	(1,087,276,025)	2,498,463,568
Net assets at beginning of period	6,254,220,354	3,755,756,786
NET ASSETS AT END OF PERIOD	$ 5,166,944,329	$ 6,254,220,354
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,516,327,166	7,246,651,965
Reinvestment of distributions	122,251,107	98,971,918
Shares redeemed	(3,726,048,912)	(4,846,841,445)
Net increase (decrease) from share transactions	(1,087,470,639)	2,498,782,438
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22(a)	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0232	0.0162	0.0002	0.0045	0.0213	0.0178
Net realized and unrealized gain (loss)	—	—	(0.0001)	(0.0001)	(0.0000)(b)	—
Total from investment operations	0.0232	0.0162	0.0001	0.0044	0.0213	0.0178
Distributions to shareholders from:
Net investment income	(0.0232)	(0.0162)	(0.0001)	(0.0044)	(0.0213)	(0.0178)
Net asset value, end of period	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000	$ 1.0000
Total return (c)	2.34%	1.64%	0.02%	0.44%	2.16%	1.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,166,944	$6,254,220	$3,755,757	$2,753,990	$4,220,578	$3,620,569
Ratios to average net assets:
Total expenses	0.11%(d)	0.12%	0.12%	0.12%	0.12%	0.13%
Net expenses	0.08%(d)	0.08%	0.05%	0.08%	0.08%	0.08%
Net investment income (loss)	4.70%(d)	1.83%	0.02%	0.45%	2.13%	1.77%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Commencement of Operations	Diversification Classification
State Street Treasury Obligations Money Market Fund	October 5, 2017	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (17.07% at June 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2023, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2024 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, and extraordinary expenses), exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with approval of the Board. For the period ended June 30, 2023, the Adviser contractually waived fees in the amount of $347,273.
Additionally, the Adviser currently intends to voluntarily waive its advisory fee and/or to reimburse the Fund for expenses to the extent that the Fund’s total annual fund operating expenses exceed 0.08% of average daily net assets on an annual basis – this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended June 30, 2023, the Adviser voluntarily waived expenses in the amount of $520,909.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2023 were $0.
As of June 30, 2023, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 645
12/31/2024	$1,057,953
12/31/2025	$ 90,183
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2023, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

6.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Obligations Money Market Fund	0.08%	$1,023.40	$0.40	$1,024.40	$0.40
(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Investment Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s website at www.ssga.com.
Monthly Portfolio Schedule
The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023,  including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Obligations Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022.  For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Treasury Obligations Money Market Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3- and 5-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Treasury Obligations Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston,  MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Semi-Annual Report
June 30, 2023
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2023

% of Net Assets
Treasury Repurchase Agreements	59.3%
Treasury Debt	30.0
Other Assets in Excess of Liabilities	10.7
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2023

% of Net Assets
2 to 30 Days	64.0%
31 to 60 Days	2.2
61 to 90 Days	2.5
Over 90 Days	20.6
Total	89.3%
Average days to maturity	16
Weighted average life	47
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—30.0%
U.S. Treasury Bill	4.566%	07/06/2023	07/06/2023	$ 81,700,000	$ 81,679,006
U.S. Treasury Bill	4.720%	07/18/2023	07/18/2023	640,000,000	638,737,933
U.S. Treasury Bill	4.788%	12/28/2023	12/28/2023	129,800,000	126,453,071
U.S. Treasury Bill	4.823%	10/19/2023	10/19/2023	265,800,000	261,916,662
U.S. Treasury Bill	4.844%	10/12/2023	10/12/2023	346,300,000	341,645,487
U.S. Treasury Bill	4.896%	11/09/2023	11/09/2023	355,800,000	349,562,226
U.S. Treasury Bill	5.014%	09/12/2023	09/12/2023	54,200,000	53,664,031
U.S. Treasury Bill	5.030%	09/05/2023	09/05/2023	400,000	396,456
U.S. Treasury Bill	5.046%	07/27/2023	07/27/2023	110,400,000	110,028,320
U.S. Treasury Bill	5.070%	08/10/2023	08/10/2023	137,000,000	136,553,875
U.S. Treasury Bill	5.101%	09/19/2023	09/19/2023	179,000,000	177,017,396
U.S. Treasury Bill	5.150%	10/17/2023	10/17/2023	133,200,000	131,180,170
U.S. Treasury Bill	5.180%	09/28/2023	09/28/2023	426,500,000	421,157,788
U.S. Treasury Bill	5.200%	10/26/2023	10/26/2023	42,300,000	41,597,350
U.S. Treasury Bill	5.211%	10/10/2023	10/10/2023	325,200,000	320,536,226
U.S. Treasury Bill	5.220%	10/24/2023	10/24/2023	490,600,000	482,587,466
U.S. Treasury Bill	5.227%	10/31/2023	10/31/2023	504,000,000	495,365,904
U.S. Treasury Bill	5.230%	07/13/2023	07/13/2023	579,800,000	579,185,048
U.S. Treasury Bill	5.240%	09/26/2023	09/26/2023	106,000,000	104,688,544
U.S. Treasury Bill	5.320%	10/03/2023	10/03/2023	172,700,000	170,352,048
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (a)	0.080%	07/31/2023	07/31/2023	537,644,000	537,644,041
U.S. Treasury Notes, 3 Month USD MMY - 0.08% (a)	5.174%	07/01/2023	04/30/2024	1,355,200,000	1,354,588,066
U.S. Treasury Notes, 3 Month USD MMY - 0.02% (a)	5.234%	07/01/2023	01/31/2024	9,700,000	9,701,990
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	5.284%	07/03/2023	10/31/2023	1,442,590,000	1,442,601,274
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	5.286%	07/01/2023	07/31/2024	400,000,000	399,764,239
U.S. Treasury Notes, 3 Month USD MMY + 0.14% (a)	5.389%	07/01/2023	10/31/2024	177,420,000	177,349,620
U.S. Treasury Notes, 3 Month USD MMY + 0.20% (a)	5.449%	07/01/2023	01/31/2025	135,850,000	135,850,000
TOTAL TREASURY DEBT					9,081,804,237
TREASURY REPURCHASE AGREEMENTS—59.3%
Agreement with Banco Santander and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bills, 0.000% due 07/25/2023 – 09/21/2023, U.S. Treasury Bonds, 1.125% – 4.500% due 08/15/2039 – 02/15/2052, U.S. Treasury Inflation Index Bonds, 0.750% – 1.375% due 02/15/2044 – 02/15/2045, and U.S. Treasury Notes, 1.875% – 4.625% due 12/31/2024 – 05/15/2033, valued at $765,000,040); expected proceeds $750,315,938	5.055%	07/03/2023	07/03/2023	750,000,000	750,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a U.S. Treasury Note, 2.875% due 06/15,2025, valued at $255,000,036); expected proceeds $250,105,208	5.050%	07/03/2023	07/03/2023	250,000,000	250,000,000
Agreement with Barclays Capital, Inc., dated 06/30/2023 (collateralized by U.S. Treasury Notes, 0.500% – 4.000% due 06/30/2027 – 05/15/2032, valued at $2,853,991,164); expected proceeds $2,801,183,000	5.070%	07/03/2023	07/03/2023	2,800,000,000	2,800,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a U.S. Treasury Bond, 1.375% due 08/15/2050, and U.S. Treasury Notes, 0.375% – 3.125% due 04/15/2024 – 08/15/2025, valued at $5,302,230,477); expected proceeds $5,302,230,417	5.050%	07/03/2023	07/03/2023	$ 5,300,000,000	$ 5,300,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2026, and a U.S. Treasury Note, 4.000% due 12/15/2025, valued at $897,600,054); expected proceeds $880,371,067	5.060%	07/03/2023	07/03/2023	880,000,000	880,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bills, 0.000% due 07/18/2023 – 12/14/2023, U.S. Treasury Bonds, 1.250% – 6.250% due 08/15/2023 – 05/15/2053, and U.S. Treasury Notes, 0.125% – 4.375% due 08/31/2023 – 08/15/2030, valued at $3,743,400,029); expected proceeds $3,671,547,517	5.060%	07/03/2023	07/03/2023	3,670,000,000	3,670,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2023 (collateralized by U.S. Treasury Notes, 2.375% – 4.125% due 06/15/2026 – 03/31/2029, valued at $849,707,795); expected proceeds $830,350,675	5.070%	07/03/2023	07/03/2023	830,000,000	830,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collaterlized by U.S. Treasury Notes, 0.375% – 2.500% due 04/30/2024 – 04/30/2025, and U.S. Treasury Strips, 0.000% due 02/15/2040 – 05/15/2045, valued at $153,000,001); expected proceeds $150,063,250	5.060%	07/03/2023	07/03/2023	150,000,000	150,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 06/29/2023 (collateralized by a U.S. Treasury Bill, 0.000% due 12/07/2023, U.S. Treasury Bonds, 1.625% – 4.000% due 11/15/2042 – 11/15/2051, and U.S. Treasury Notes, 0.875% – 4.000% due 01/31/2024 – 11/15/2030, valued at $153,000,046); expected proceeds $150,147,583	5.060%	07/06/2023	07/06/2023	150,000,000	150,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Notes, 0.250% – 4.000% due 08/31/2025 – 02/29/2028, valued at $229,500,046); expected proceeds $225,094,875	5.060%	07/03/2023	07/03/2023	225,000,000	225,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2023 (collateralized by Various U.S. Treasury Notes, 1.125% – 3.625% due 05/15/2040 – 11/15/2051, valued at $564,825,559); expected proceeds $550,232,375	5.070%	07/03/2023	07/03/2023	550,000,000	550,000,000
Agreement with National Australia Bank, Ltd., and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a U.S. Treasury Note, 4.000% due 06/30/2028, valued at $153,530,604); expected proceeds $150,063,125	5.050%	07/03/2023	07/03/2023	150,000,000	150,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Norinchukin and Bank of New York Mellon (Tri–Party), dated 06/29/2023 (collateralized by a U.S. Treasury Note, 3.250% due 06/30/2029, valued at $51,000,060); expected proceeds $50,049,583	5.100%	07/06/2023	07/06/2023	$ 50,000,000	$ 50,000,000
Agreement with Prudential Insurance Co., dated 06/30/2023 (collateralized by a U.S. Treasury Note, 1.750% due 08/15/2041, and U.S. Treasury Strips, 0.000% due 05/15/2030 – 11/15/2037, valued at $174,021,865); expected proceeds $169,985,539	5.070%	07/03/2023	07/03/2023	169,913,750	169,913,750
Agreement with Prudential Insurance Co., dated 06/30/2023 (collateralized by a U.S. Treasury Strip, 0.000% due 11/15/2035, valued at $24,469,560); expected proceeds $23,860,077	5.070%	07/03/2023	07/03/2023	23,850,000	23,850,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 06/26/2023 (collateralized by U.S. Treasury Bonds, 2.250% – 4.500% due 08/15/2039 – 02/15/2052, valued at $499,800,058); expected proceeds $490,482,106	5.060%	07/03/2023	07/03/2023	490,000,000	490,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 06/29/2023 (collateralized by U.S. Treasury Bonds, 2.000% – 3.375% due 02/15/2039 – 02/15/2050, valued at $214,200,028); expected proceeds $210,207,025	5.070%	07/06/2023	07/06/2023	210,000,000	210,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bills, 0.000% due 07/11/2023 – 04/18/2024, U.S. Treasury Bonds, 1.125% – 5.500% due 08/15/2028 – 05/15/2053, U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 04/15/2027 – 04/15/2028, and U.S. Treasury Notes, 0.125% – 4.625% due 07/15/2023 – 08/15/2032, valued at $1,225,020,037); expected proceeds $1,201,506,422	5.060%	07/03/2023	07/03/2023	1,201,000,000	1,201,000,000
Agreement with UBS Warburg and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bills, 0.000% due 09/21/2023 – 01/25/2024, U.S. Treasury Bonds, 1.250% – 7.500% due 11/15/2024 – 02/15/2052, U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 04/15/2028 – 02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% – 1.625% due 07/15/2023 – 07/15/2031, U.S. Treasury Notes, 0.125% – 5.278% due 07/31/2023 – 05/15/2033, and U.S. Treasury Strips, 0.000% due 08/15/2023 – 02/15/2045, valued at $117,300,000); expected proceeds $115,048,492	5.060%	07/03/2023	07/03/2023	115,000,000	115,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					17,964,763,750
TOTAL INVESTMENTS (b)(c)–89.3%					27,046,567,987
Other Assets in Excess of Liabilities —10.7%					3,233,488,909
NET ASSETS –100.0%					$ 30,280,056,896
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Also represents the cost for federal tax purposes.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 9,081,804,237
Repurchase agreements, at value and amortized cost	17,964,763,750
Total Investments	27,046,567,987
Cash	3,683,700,667
Interest receivable — unaffiliated issuers	47,301,274
TOTAL ASSETS	30,777,569,928
LIABILITIES
Payable for investments purchased	495,365,904
Advisory and administrator fee payable	1,412,912
Custody, sub-administration and transfer agent fees payable	622,858
Trustees’ fees and expenses payable	1,992
Professional fees payable	64,230
Printing fees payable	18,999
Accrued expenses and other liabilities	26,137
TOTAL LIABILITIES	497,513,032
NET ASSETS	$30,280,056,896
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$832,582,555
EXPENSES
Advisory and administrator fee	8,743,127
Custodian, sub-administrator and transfer agent fees	1,433,682
Trustees’ fees and expenses	182,536
Professional fees	136,885
Printing and postage fees	13,140
Insurance expense	9,025
Miscellaneous expenses	37,061
TOTAL EXPENSES	10,555,456
NET INVESTMENT INCOME (LOSS)	$822,027,099
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,088
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$822,028,187
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 822,027,099	$ 736,045,247
Net realized gain (loss)	1,088	(971,357)
Net increase (decrease) in net assets resulting from operations	822,028,187	735,073,890
CAPITAL TRANSACTIONS
Contributions	59,119,377,681	170,908,030,378
Withdrawals	(73,348,444,284)	(155,017,320,210)
Net increase (decrease) in net assets from capital transactions	(14,229,066,603)	15,890,710,168
Net increase (decrease) in net assets during the period	(13,407,038,416)	16,625,784,058
Net assets at beginning of period	43,687,095,312	27,061,311,254
NET ASSETS AT END OF PERIOD	$ 30,280,056,896	$ 43,687,095,312
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	2.45%	1.65%	0.01%	0.46%	2.19%	1.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$30,280,057	$43,687,095	$27,061,311	$28,049,358	$23,834,935	$17,447,265
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.07%	0.07%
Net investment income (loss)	4.70%(b)	1.91%	0.01%	0.41%	2.13%	1.79%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2023, the Portfolio had invested in repurchase agreements with the gross values of $17,964,763,750 and associated collateral equal to $18,226,597,460.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2023.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,023.90	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio.
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
19

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Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITTROBSAR

Semi-Annual Report
June 30, 2023
State Street Institutional Investment Trust
State Street Aggregate Bond Index Fund
State Street Global All Cap Equity ex- U.S. Index Fund
State Street Small/Mid Cap Equity Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex- U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex- U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value*	$ 738,491,051	$1,308,006,828	$460,174,179
Receivable for investments sold	—	2,243,426	—
Receivable for fund shares sold	5,455,529	751,391	954,334
Receivable from Adviser	67,687	180,638	40,530
TOTAL ASSETS	744,014,267	1,311,182,283	461,169,043
LIABILITIES
Payable for investments purchased	5,236,004	—	615,895
Payable for fund shares repurchased	214,275	2,989,566	333,189
Advisory fee payable	14,967	64,073	11,013
Custodian fees payable	8,881	8,821	8,862
Administration fees payable	29,935	53,395	18,355
Distribution fees payable	3,085	2,839	6,252
Trustees’ fees and expenses payable	504	504	504
Transfer agent fees payable	25,932	23,745	14,037
Sub-transfer agent fee payable	76,178	10,877	87,683
Registration and filing fees payable	8,566	11,682	8,902
Professional fees payable	19,762	1,868	19,589
Printing and postage fees payable	11,995	17,526	5,580
Accrued expenses and other liabilities	47	389,361	67
TOTAL LIABILITIES	5,650,131	3,574,257	1,129,928
NET ASSETS	$ 738,364,136	$1,307,608,026	$ 460,039,115
NET ASSETS CONSIST OF:
Paid-in Capital	$ 845,415,374	$1,310,459,639	$529,485,243
Total distributable earnings (loss)	(107,051,238)	(2,851,613)	(69,446,128)
NET ASSETS	$ 738,364,136	$1,307,608,026	$ 460,039,115
Class A
Net Assets	$ 14,884,825	$ 13,896,328	$ 31,046,028
Shares Outstanding	173,264	140,656	127,965
Net asset value, offering and redemption price per share	$ 85.91	$ 98.80	$ 242.61
Maximum sales charge	3.75%	5.25%	5.25%
Maximum offering price per share	$ 89.26	$ 104.27	$ 256.05
Class I
Net Assets	$ 5,638,102	$ 847,135	$ 9,077,170
Shares Outstanding	65,809	8,554	37,363
Net asset value, offering and redemption price per share	$ 85.67	$ 99.03	$ 242.94
Class K
Net Assets	$ 717,841,209	$1,292,864,563	$419,915,917
Shares Outstanding	8,378,268	13,027,927	1,726,487
Net asset value, offering and redemption price per share	$ 85.68	$ 99.24	$ 243.22
COST OF INVESTMENTS:
*Investment in corresponding affiliated Portfolio, at cost	$ 813,462,159	$1,304,685,039	$532,536,870
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex- U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
INVESTMENT INCOME
Dividend income from corresponding affiliated Portfolio	$ 8,757,871	$ 7	$ —
EXPENSES
Advisory fee	87,216	368,877	61,672
Administration fees	174,433	307,398	102,787
Sub-transfer agent fee
Class A	14,909	13,006	30,109
Class I	6,401	432	8,196
Distribution fees
Class A	18,637	16,259	37,636
Custodian fees	17,928	17,912	17,939
Trustees’ fees and expenses	11,004	11,004	11,004
Transfer agent fees	75,523	62,932	31,807
Registration and filing fees	27,635	26,278	29,249
Professional fees and expenses	12,082	14,570	11,455
Printing and postage fees	3,529	6,969	2,106
Insurance expense	1,052	1,865	578
Miscellaneous expenses	4,158	299,431	3,195
TOTAL EXPENSES	454,507	1,146,933	347,733
Expenses waived/reimbursed by the Adviser	(395,373)	(970,300)	(222,660)
NET EXPENSES	59,134	176,633	125,073
NET INVESTMENT INCOME (LOSS)	$ 8,698,737	$ (176,626)	$ (125,073)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	(5,528,794)	(747,663)	1,071,402
Net change in unrealized appreciation/depreciation on:
Investments in corresponding affiliated Portfolio	10,676,179	111,571,346	50,235,658
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,147,385	110,823,683	51,307,060
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$13,846,122	$110,647,057	$51,181,987
See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex- U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 8,698,737	$ 14,417,789	$ (176,626)	$ 26,170,994	$ (125,073)	$ 5,279,329
Net realized gain (loss)	(5,528,794)	(27,069,858)	(747,663)	(224,261)	1,071,402	5,820,902
Net change in unrealized appreciation/depreciation	10,676,179	(72,787,921)	111,571,346	(229,510,950)	50,235,658	(121,009,699)
Net increase (decrease) in net assets resulting from operations	13,846,122	(85,439,990)	110,647,057	(203,564,217)	51,181,987	(109,909,468)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(156,600)	(249,669)	—	(280,004)	—	(4,268,660)
Class I	(74,350)	(167,916)	—	(20,980)	—	(1,161,603)
Class K	(8,481,474)	(13,894,274)	—	(31,469,496)	—	(47,954,867)
Total distributions to shareholders	(8,712,424)	(14,311,859)	—	(31,770,480)	—	(53,385,130)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	1,673,391	9,406,357	1,981,764	4,245,005	2,641,747	5,218,561
Reinvestment of distributions	128,149	217,498	—	279,991	—	4,178,201
Cost of shares redeemed	(1,440,825)	(4,048,232)	(1,072,820)	(2,584,626)	(4,712,154)	(9,045,902)
Net increase (decrease) from capital share transactions	360,715	5,575,623	908,944	1,940,370	(2,070,407)	350,860
Class I
Proceeds from sale of shares sold	470,763	2,979,451	61,447	279,997	2,269,196	4,038,433
Reinvestment of distributions	5,537	13,819	—	20,980	—	1,161,603
Cost of shares redeemed	(1,808,096)	(1,962,856)	(73,755)	(30,123)	(2,279,180)	(4,745,531)
Net increase (decrease) from capital share transactions	(1,331,796)	1,030,414	(12,308)	270,854	(9,984)	454,505
Class K
Proceeds from sale of shares sold	191,392,249	331,714,606	170,099,629	441,489,455	83,703,644	135,153,718
Reinvestment of distributions	8,337,644	13,877,348	—	30,324,342	—	47,808,154
Cost of shares redeemed	(74,806,703)	(282,487,329)	(111,844,814)	(250,849,914)	(40,178,958)	(63,651,028)
Net increase (decrease) from capital share transactions	124,923,190	63,104,625	58,254,815	220,963,883	43,524,686	119,310,844
Net increase (decrease) in net assets from beneficial interest transactions	123,952,109	69,710,662	59,151,451	223,175,107	41,444,295	120,116,209
Contribution from affiliates (Note 5)	—	378,243	—	—	—	230,431
Net increase (decrease) in net assets during the period	129,085,807	(29,662,944)	169,798,508	(12,159,590)	92,626,282	(42,947,958)
Net assets at beginning of period	609,278,329	638,941,273	1,137,809,518	1,149,969,108	367,412,833	410,360,791
NET ASSETS AT END OF PERIOD	$738,364,136	$ 609,278,329	$1,307,608,026	$1,137,809,518	$ 460,039,115	$ 367,412,833
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	19,275	104,949	20,661	42,506	11,695	18,755
Reinvestment of distributions	1,477	2,451	—	3,087	—	19,531
Shares redeemed	(16,669)	(45,306)	(11,059)	(26,955)	(20,571)	(32,118)
Net increase (decrease) from share transactions	4,083	62,094	9,602	18,638	(8,876)	6,168
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex- U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
Class I
Shares sold	5,454	32,153	643	2,738	10,043	13,474
Reinvestment of distributions	64	155	—	231	—	5,429
Shares redeemed	(20,708)	(22,889)	(806)	(318)	(10,040)	(15,948)
Net increase (decrease) from share transactions	(15,190)	9,419	(163)	2,651	3	2,955
Class K
Shares sold	2,215,243	3,709,218	1,757,773	4,650,269	373,304	484,855
Reinvestment of distributions	96,407	156,104	—	333,564	—	223,434
Shares redeemed	(867,310)	(3,141,325)	(1,151,584)	(2,757,646)	(175,826)	(224,634)
Net increase (decrease) from share transactions	1,444,340	723,997	606,189	2,226,187	197,478	483,655
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 85.06	$100.32	$105.53	$101.10	$ 95.50	$98.20
Income (loss) from investment operations:
Net investment income (loss) (b)	0.88	1.79	1.45	2.18	3.40	2.60
Net realized and unrealized gain (loss)	0.87	(15.40)	(3.79)	5.10	4.40	(3.00)
Total from investment operations	1.75	(13.61)	(2.34)	7.28	7.80	(0.40)
Contribution from affiliates (Note 5)	—	0.06	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.90)	(1.70)	(1.44)	(2.06)	(2.20)	(2.30)
Net realized gains	—	(0.01)	(1.43)	(0.79)	—	—
Total distributions	(0.90)	(1.71)	(2.87)	(2.85)	(2.20)	(2.30)
Net asset value, end of period	$ 85.91	$ 85.06	$100.32	$105.53	$101.10	$95.50
Total return (c)	2.05%	(13.57)%(d)	(2.22)%	7.25%	8.27%	(0.39)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,885	$14,390	$10,742	$ 11,200	$19,325	$1,121
Ratios to Average Net Assets:
Total expenses (e)	0.57%(f)	0.58%	0.58%	0.66%	0.68%	0.55%
Net expenses (e)	0.46%(f)	0.45%	0.47%	0.48%	0.48%	0.31%
Net investment income (loss)	2.05%(f)	2.01%	1.41%	2.08%	3.45%	2.74%
Portfolio turnover rate (g)	4%(h)	21%	29%	37%	69%	90%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.63)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$84.81	$100.03	$105.23	$100.80	$ 95.50	$ 98.40
Income (loss) from investment operations:
Net investment income (loss) (b)	0.99	1.94	1.69	2.38	2.70	2.70
Net realized and unrealized gain (loss)	0.86	(15.29)	(3.77)	5.20	5.40	(2.90)
Total from investment operations	1.85	(13.35)	(2.08)	7.58	8.10	(0.20)
Contribution from affiliates (Note 5)	—	0.06	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.99)	(1.92)	(1.69)	(2.36)	(2.80)	(2.70)
Net realized gains	—	(0.01)	(1.43)	(0.79)	—	—
Total distributions	(0.99)	(1.93)	(3.12)	(3.15)	(2.80)	(2.70)
Net asset value, end of period	$85.67	$ 84.81	$100.03	$105.23	$100.80	$ 95.50
Total return (c)	2.18%	(13.36)%(d)	(1.97)%	7.57%	8.55%	(0.20)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,638	$ 6,870	$ 7,160	$ 8,073	$ 7,273	$10,598
Ratios to Average Net Assets:
Total expenses (e)	0.32%(f)	0.33%	0.33%	0.41%	0.32%	0.27%
Net expenses (e)	0.21%(f)	0.20%	0.22%	0.23%	0.12%	0.04%
Net investment income (loss)	2.30%(f)	2.16%	1.65%	2.27%	2.73%	2.78%
Portfolio turnover rate (g)	4%(h)	21%	29%	37%	69%	90%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.42)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 84.80	$ 100.01	$ 105.20	$ 100.80	$ 95.50	$ 98.30
Income (loss) from investment operations:
Net investment income (loss) (b)	1.07	2.13	1.92	2.59	2.90	2.70
Net realized and unrealized gain (loss)	0.87	(15.30)	(3.79)	5.20	5.20	(2.80)
Total from investment operations	1.94	(13.17)	(1.87)	7.79	8.10	(0.10)
Contribution from affiliates (Note 5)	—	0.06	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.06)	(2.09)	(1.89)	(2.60)	(2.80)	(2.70)
Net realized gains	—	(0.01)	(1.43)	(0.79)	—	—
Total distributions	(1.06)	(2.10)	(3.32)	(3.39)	(2.80)	(2.70)
Net asset value, end of period	$ 85.68	$ 84.80	$ 100.01	$ 105.20	$ 100.80	$ 95.50
Total return (c)	2.29%	(13.19)%(d)	(1.77)%	7.79%	8.57%	(0.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$717,841	$588,019	$621,039	$362,294	$210,489	$127,817
Ratios to Average Net Assets:
Total expenses (e)	0.12%(f)	0.13%	0.13%	0.21%	0.23%	0.27%
Net expenses (e)	0.01%(f)	0.00%	0.02%	0.03%	0.03%	0.04%
Net investment income (loss)	2.51%(f)	2.38%	1.88%	2.47%	2.94%	2.83%
Portfolio turnover rate (g)	4%(h)	21%	29%	37%	69%	90%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.25)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 90.38	$ 111.26	$107.01	$ 98.00	$84.60	$106.70
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.23)	1.73	2.53	1.63	3.20	3.60
Net realized and unrealized gain (loss)	8.65	(20.44)	5.89	8.74	14.50	(19.00)
Total from investment operations	8.42	(18.71)	8.42	10.37	17.70	(15.40)
Distributions to shareholders from:
Net investment income	—	(1.76)	(2.40)	(1.34)	(2.50)	(2.30)
Net realized gains	—	(0.41)	(1.77)	(0.02)	(1.80)	(4.40)
Total distributions	—	(2.17)	(4.17)	(1.36)	(4.30)	(6.70)
Net asset value, end of period	$ 98.80	$ 90.38	$ 111.26	$107.01	$98.00	$ 84.60
Total return (c)	9.32%	(16.83)%	7.88%	10.47%	21.01%	(14.38)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,896	$11,845	$12,507	$ 9,413	$7,104	$ 3,599
Ratios to Average Net Assets:
Total expenses (d)	0.63%(e)	0.63%	0.63%	0.70%	0.71%	0.57%
Net expenses (d)	0.47%(e)	0.47%	0.46%	0.46%	0.45%	0.42%
Net investment income (loss)	(0.47)%(e)	1.82%	2.21%	1.79%	3.44%	3.59%
Portfolio turnover rate (f)	4%(g)	2%	2%	2%	28%	4%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$90.44	$111.37	$107.12	$ 98.10	$84.60	$106.70
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.06)	2.11	2.87	1.26	2.70	2.30
Net realized and unrealized gain (loss)	8.65	(20.57)	5.91	9.44	15.40	(17.60)
Total from investment operations	8.59	(18.46)	8.78	10.70	18.10	(15.30)
Distributions to shareholders from:
Net investment income	—	(2.06)	(2.76)	(1.66)	(2.80)	(2.40)
Net realized gains	—	(0.41)	(1.77)	(0.02)	(1.80)	(4.40)
Total distributions	—	(2.47)	(4.53)	(1.68)	(4.60)	(6.80)
Net asset value, end of period	$99.03	$ 90.44	$ 111.37	$107.12	$98.10	$ 84.60
Total return (c)	9.50%	(16.58)%	8.21%	10.91%	21.24%	(14.18)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 847	$ 788	$ 676	$ 419	$ 739	$ 635
Ratios to Average Net Assets:
Total expenses (d)	0.29%(e)	0.33%	0.32%	0.40%	0.38%	0.43%
Net expenses (d)	0.13%(e)	0.17%	0.16%	0.16%	0.12%	0.30%
Net investment income (loss)	(0.13)%(e)	2.23%	2.50%	1.37%	2.90%	2.27%
Portfolio turnover rate (f)	4%(g)	2%	2%	2%	28%	4%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 90.58	$ 111.50	$ 107.24	$ 98.20	$ 84.70	$ 106.80
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.01)	2.23	3.41	2.49	2.90	2.60
Net realized and unrealized gain (loss)	8.67	(20.57)	5.54	8.40	15.40	(17.70)
Total from investment operations	8.66	(18.34)	8.95	10.89	18.30	(15.10)
Distributions to shareholders from:
Net investment income	—	(2.17)	(2.92)	(1.83)	(3.00)	(2.60)
Net realized gains	—	(0.41)	(1.77)	(0.02)	(1.80)	(4.40)
Total distributions	—	(2.58)	(4.69)	(1.85)	(4.80)	(7.00)
Net asset value, end of period	$ 99.24	$ 90.58	$ 111.50	$ 107.24	$ 98.20	$ 84.70
Total return (c)	9.56%	(16.45)%	8.36%	11.08%	21.49%	(14.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,292,865	$1,125,177	$1,136,787	$795,026	$423,417	$433,086
Ratios to Average Net Assets:
Total expenses (d)	0.18%(e)	0.18%	0.18%	0.25%	0.27%	0.18%
Net expenses (d)	0.02%(e)	0.02%	0.01%	0.01%	0.01%	0.05%
Net investment income (loss)	(0.02)%(e)	2.35%	2.97%	2.70%	3.12%	2.57%
Portfolio turnover rate (f)	4%(g)	2%	2%	2%	28%	4%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$215.67	$338.94	$330.61	$253.40	$209.40	$239.00
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.54)	2.63	10.39	2.82	4.40	6.40
Net realized and unrealized gain (loss)	27.48	(90.34)	29.12	77.73	53.00	(29.00)
Total from investment operations	26.94	(87.71)	39.51	80.55	57.40	(22.60)
Contribution from affiliates (Note 5)	—	0.17	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(2.60)	(10.62)	(0.71)	(4.60)	(3.00)
Net realized gains	—	(33.13)	(20.56)	(2.63)	(8.80)	(4.00)
Total distributions	—	(35.73)	(31.18)	(3.34)	(13.40)	(7.00)
Net asset value, end of period	$242.61	$215.67	$338.94	$330.61	$253.40	$209.40
Total return (c)	12.49%	(25.74)%(d)	11.95%	31.79%	27.42%	(9.35)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$31,046	$29,512	$44,290	$25,877	$22,037	$ 9,274
Ratios to Average Net Assets:
Total expenses (e)	0.58%(f)	0.59%	0.60%	0.69%	0.79%	0.80%
Net expenses (e)	0.47%(f)	0.47%	0.49%	0.50%	0.49%	0.29%
Net investment income (loss)	(0.47)%(f)	0.95%	2.82%	1.12%	1.76%	2.65%
Portfolio turnover rate (g)	5%(h)	19%	28%	52%	51%	22%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (25.80)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$215.69	$338.99	$330.66	$253.40	$209.60	$239.00
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.25)	3.58	9.73	3.20	3.80	4.00
Net realized and unrealized gain (loss)	27.50	(90.69)	30.71	78.24	54.40	(25.80)
Total from investment operations	27.25	(87.11)	40.44	81.44	58.20	(21.80)
Contribution from affiliates (Note 5)	—	0.17	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(3.23)	(11.55)	(1.55)	(5.60)	(3.60)
Net realized gains	—	(33.13)	(20.56)	(2.63)	(8.80)	(4.00)
Total distributions	—	(36.36)	(32.11)	(4.18)	(14.40)	(7.60)
Net asset value, end of period	$242.94	$215.69	$338.99	$330.66	$253.40	$209.60
Total return (c)	12.63%	(25.56)%(d)	12.22%	32.15%	27.70%	(9.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 9,077	$ 8,058	$ 11,663	$ 7,400	$ 6,312	$ 5,038
Ratios to Average Net Assets:
Total expenses (e)	0.33%(f)	0.34%	0.35%	0.44%	0.46%	0.61%
Net expenses (e)	0.22%(f)	0.22%	0.24%	0.25%	0.17%	0.07%
Net investment income (loss)	(0.22)%(f)	1.31%	2.65%	1.28%	1.58%	1.58%
Portfolio turnover rate (g)	5%(h)	19%	28%	52%	51%	22%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (25.62)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 215.72	$ 339.03	$ 330.71	$ 253.40	$209.60	$239.00
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.03)	4.39	12.44	7.44	5.40	5.80
Net realized and unrealized gain (loss)	27.53	(91.00)	28.74	74.73	53.00	(27.60)
Total from investment operations	27.50	(86.61)	41.18	82.17	58.40	(21.80)
Contribution from affiliates (Note 5)	—	0.17	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(3.74)	(12.30)	(2.23)	(5.80)	(3.60)
Net realized gains	—	(33.13)	(20.56)	(2.63)	(8.80)	(4.00)
Total distributions	—	(36.87)	(32.86)	(4.86)	(14.60)	(7.60)
Net asset value, end of period	$ 243.22	$ 215.72	$ 339.03	$ 330.71	$253.40	$209.60
Total return (c)	12.75%	(25.41)%(d)	12.45%	32.44%	27.84%	(9.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$419,916	$329,843	$354,408	$216,700	$77,885	$38,195
Ratios to Average Net Assets:
Total expenses (e)	0.13%(f)	0.14%	0.15%	0.24%	0.34%	0.55%
Net expenses (e)	0.02%(f)	0.02%	0.04%	0.05%	0.05%	0.04%
Net investment income (loss)	(0.02)%(f)	1.60%	3.38%	2.91%	2.17%	2.37%
Portfolio turnover rate (g)	5%(h)	19%	28%	52%	51%	22%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (25.47)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
13

State Street Aggregate Bond Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2023

% of Net Assets
U.S. Treasury Obligations	40.7%
U.S. Government Agency Obligations	28.6
Corporate Bonds & Notes	25.0
Foreign Government Obligations	3.0
Mortgage-Backed Securities	0.9
Municipal Bonds & Notes	0.4
Asset-Backed Securities	0.4
Commercial Mortgage Backed Securities	0.1
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(3.7)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2023

Description	% of Net Assets
Banks	5.6%
Electric	2.0
Pharmaceuticals	1.5
Telecommunications	1.0
Diversified Financial Services	1.0
TOTAL	11.1%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

State Street Global All Cap Equity ex- U.S. Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2023

% of Net Assets
Common Stocks	95.8%
Preferred Stocks	0.1
Warrants	0.0 *
Rights	0.0 *
Short-Term Investments	5.9
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
15

State Street Small/Mid Cap Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2023

% of Net Assets
Common Stocks	99.0%
Short-Term Investments	9.1
Liabilities in Excess of Other Assets	(8.1)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of June 30, 2023

Description	% of Net Assets
Software	8.9%
Biotechnology	5.5
Banks	4.7
Capital Markets	4.2
Hotels, Restaurants & Leisure	3.5
TOTAL	26.8%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.0%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 100,000	$ 81,450
3.38%, 3/1/2041	70,000	51,081
4.65%, 10/1/2028	10,000	9,639
5.38%, 6/15/2033	140,000	138,603
5.40%, 10/1/2048	25,000	23,378
Omnicom Group, Inc.:
2.45%, 4/30/2030	100,000	83,902
2.60%, 8/1/2031	200,000	165,930
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	96,054
		650,037
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.20%, 2/4/2026	1,400,000	1,285,606
2.60%, 10/30/2025	35,000	32,572
2.75%, 2/1/2026 (b)	550,000	512,352
2.95%, 2/1/2030	50,000	43,503
3.25%, 2/1/2028	50,000	45,937
3.25%, 3/1/2028 (b)	25,000	22,777
3.38%, 6/15/2046	25,000	17,490
3.50%, 3/1/2039	250,000	190,370
3.55%, 3/1/2038	165,000	129,096
3.63%, 2/1/2031	30,000	27,043
3.65%, 3/1/2047	100,000	71,304
3.75%, 2/1/2050	50,000	37,545
3.83%, 3/1/2059	250,000	178,730
4.88%, 5/1/2025	335,000	330,199
5.04%, 5/1/2027	150,000	148,291
5.15%, 5/1/2030	200,000	198,098
5.71%, 5/1/2040	150,000	149,568
5.81%, 5/1/2050	200,000	198,918
5.93%, 5/1/2060	150,000	148,486
General Dynamics Corp.:
1.15%, 6/1/2026	35,000	31,625
2.25%, 6/1/2031	45,000	37,863
2.38%, 11/15/2024	250,000	239,745
2.85%, 6/1/2041	790,000	598,172
3.63%, 4/1/2030	100,000	94,230
4.25%, 4/1/2050	60,000	55,014
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	12,987
3.83%, 4/27/2025	50,000	48,462
3.85%, 12/15/2026	50,000	47,680
4.40%, 6/15/2028	100,000	96,138
Lockheed Martin Corp.:
1.85%, 6/15/2030	395,000	329,493
2.80%, 6/15/2050	400,000	283,156
3.55%, 1/15/2026	50,000	48,540
3.60%, 3/1/2035	50,000	44,720
Security Description	Principal Amount	Value
3.90%, 6/15/2032	$ 70,000	$ 65,948
4.15%, 6/15/2053	500,000	439,945
4.70%, 5/15/2046	110,000	106,117
5.25%, 1/15/2033 (b)	500,000	518,365
5.70%, 11/15/2054	500,000	555,435
5.90%, 11/15/2063	500,000	569,030
Northrop Grumman Corp.:
2.93%, 1/15/2025	150,000	144,204
3.25%, 1/15/2028	150,000	140,285
4.03%, 10/15/2047	100,000	85,787
4.70%, 3/15/2033	205,000	201,238
4.75%, 6/1/2043	25,000	23,389
4.95%, 3/15/2053 (b)	165,000	160,931
Raytheon Technologies Corp.:
1.90%, 9/1/2031	125,000	99,893
2.25%, 7/1/2030	700,000	591,318
2.38%, 3/15/2032	750,000	615,240
2.82%, 9/1/2051	200,000	134,306
3.13%, 5/4/2027	200,000	187,186
3.13%, 7/1/2050	200,000	145,102
3.50%, 3/15/2027	136,000	129,344
4.13%, 11/16/2028	60,000	57,789
4.35%, 4/15/2047	450,000	399,757
4.45%, 11/16/2038	20,000	18,444
4.50%, 6/1/2042	100,000	92,118
4.63%, 11/16/2048	35,000	32,638
5.38%, 2/27/2053	600,000	623,094
		11,872,613
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	195,512
3.40%, 2/4/2041	550,000	384,681
3.88%, 9/16/2046	100,000	70,213
4.40%, 2/14/2026	117,000	114,561
4.45%, 5/6/2050	500,000	368,955
4.50%, 5/2/2043	25,000	19,915
4.80%, 2/14/2029 (b)	40,000	38,898
5.80%, 2/14/2039	285,000	278,550
5.95%, 2/14/2049 (b)	75,000	70,908
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032	115,000	100,150
3.25%, 3/27/2030	250,000	229,300
BAT Capital Corp.:
2.26%, 3/25/2028	525,000	450,056
2.73%, 3/25/2031	50,000	39,814
2.79%, 9/6/2024	70,000	67,387
3.22%, 8/15/2024	50,000	48,513
3.22%, 9/6/2026	100,000	93,075
3.46%, 9/6/2029	100,000	86,895
3.56%, 8/15/2027	100,000	92,066
3.73%, 9/25/2040	30,000	21,396
3.98%, 9/25/2050	250,000	168,540
4.39%, 8/15/2037	100,000	79,910
4.54%, 8/15/2047	105,000	77,478
4.70%, 4/2/2027	250,000	242,205

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.76%, 9/6/2049	$ 100,000	$ 75,493
BAT International Finance PLC:
1.67%, 3/25/2026	525,000	472,054
4.45%, 3/16/2028	250,000	235,732
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (b)	200,000	167,942
3.75%, 9/25/2027	30,000	28,354
Philip Morris International, Inc.:
0.88%, 5/1/2026	150,000	133,854
1.75%, 11/1/2030	150,000	118,663
2.10%, 5/1/2030	550,000	455,268
2.75%, 2/25/2026	125,000	117,504
3.13%, 3/2/2028	200,000	184,112
4.13%, 3/4/2043	25,000	20,415
4.25%, 11/10/2044	250,000	208,020
4.50%, 3/20/2042	50,000	43,106
4.88%, 2/13/2026	100,000	99,284
4.88%, 2/15/2028	100,000	98,620
5.13%, 2/15/2030	100,000	98,905
5.38%, 2/15/2033	100,000	99,821
5.75%, 11/17/2032	750,000	768,615
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	23,523
5.85%, 8/15/2045	175,000	155,878
		6,944,141
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series AA, Class AA, 3.15%, 8/15/2033	62,796	54,512
Series AA, Class AA, 3.35%, 4/15/2031	72,939	65,199
Delta Air Lines Pass-Through Trust Series AA, Class AA, 2.00%, 12/10/2029	82,062	72,814
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	20,910	19,034
Southwest Airlines Co.:
2.63%, 2/10/2030	100,000	85,165
5.13%, 6/15/2027	100,000	99,253
5.25%, 5/4/2025	90,000	89,159
United Airlines Pass-Through Trust:
Series AA, Class AA, 2.70%, 11/1/2033	55,835	47,213
Series AA, Class AA, 3.10%, 1/7/2030	35,489	31,997
Series AA, Class AA, 3.50%, 9/1/2031	90,198	81,414
Series AA, Class AA, 4.15%, 2/25/2033	60,007	54,953
Security Description	Principal Amount	Value
Series 2020-1, Class B, 4.88%, 7/15/2027	$ 383,600	$ 367,869
Series 2023-1, 5.80%, 7/15/2037	750,000	764,175
Series 20-1, Class A, 5.88%, 4/15/2029	424,023	420,953
		2,253,710
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	50,000	46,459
2.40%, 3/27/2025	500,000	478,040
2.85%, 3/27/2030	500,000	452,005
3.25%, 3/27/2040	200,000	164,356
3.38%, 3/27/2050 (b)	150,000	121,496
3.88%, 11/1/2045	30,000	26,238
Ralph Lauren Corp.:
2.95%, 6/15/2030	15,000	13,232
3.75%, 9/15/2025	25,000	24,135
VF Corp.:
2.40%, 4/23/2025	100,000	93,770
2.95%, 4/23/2030 (b)	65,000	53,490
		1,473,221
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
Series MTN, 0.75%, 8/9/2024	65,000	61,701
Series MTN, 1.30%, 9/9/2026	85,000	75,698
1.50%, 1/13/2025 (b)	100,000	94,506
Series MTN, 2.00%, 3/24/2028	115,000	100,932
Series MTN, 2.15%, 9/10/2024	100,000	96,102
Series MTN, 2.25%, 1/12/2029	100,000	86,947
Series A, 4.60%, 4/17/2025	250,000	246,930
Cummins, Inc. 1.50%, 9/1/2030	200,000	161,984
General Motors Co.:
5.15%, 4/1/2038	200,000	178,460
5.20%, 4/1/2045	200,000	170,534
6.13%, 10/1/2025	250,000	251,630
6.60%, 4/1/2036	100,000	102,859
6.75%, 4/1/2046	25,000	25,267
General Motors Financial Co., Inc.:
1.20%, 10/15/2024	45,000	42,326
1.25%, 1/8/2026	500,000	446,665
1.50%, 6/10/2026	500,000	442,155
2.40%, 4/10/2028	100,000	86,234
2.40%, 10/15/2028	1,000,000	848,290
2.70%, 6/10/2031 (b)	500,000	398,630
4.00%, 1/15/2025	35,000	33,913

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 4/6/2029	$ 150,000	$ 137,802
4.35%, 1/17/2027	185,000	177,430
5.00%, 4/9/2027	500,000	486,855
5.25%, 3/1/2026	100,000	98,444
5.80%, 6/23/2028	750,000	747,352
6.00%, 1/9/2028	100,000	100,935
6.05%, 10/10/2025	500,000	501,400
Honda Motor Co. Ltd. 2.53%, 3/10/2027 (b)	750,000	690,547
PACCAR Financial Corp.:
Series MTN, 0.90%, 11/8/2024	75,000	70,484
Series MTN, 1.10%, 5/11/2026	70,000	62,982
2.00%, 2/4/2027	105,000	95,041
4.60%, 1/10/2028 (b)	100,000	100,285
4.95%, 10/3/2025	50,000	49,695
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	100,000	90,561
Series MTN, 1.15%, 8/13/2027	60,000	51,857
Series MTN, 1.80%, 2/13/2025	150,000	141,984
Series MTN, 1.90%, 4/6/2028 (b)	100,000	87,881
Series MTN, 3.00%, 4/1/2025	500,000	481,765
Series GMTN, 3.05%, 1/11/2028	50,000	46,340
Series MTN, 3.40%, 4/14/2025	100,000	96,843
3.65%, 8/18/2025	500,000	484,205
4.40%, 9/20/2024	250,000	246,942
4.45%, 5/18/2026	750,000	738,817
4.63%, 1/12/2028 (b)	125,000	123,986
4.80%, 1/10/2025	500,000	496,520
5.45%, 11/10/2027	200,000	204,198
		10,562,914
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
3.10%, 12/1/2051	250,000	157,000
4.35%, 3/15/2029 (b)	45,000	43,250
4.40%, 10/1/2046 (b)	30,000	23,359
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	500,000	381,100
BorgWarner, Inc. 2.65%, 7/1/2027 (b)	50,000	45,529
Lear Corp.:
3.50%, 5/30/2030 (b)	25,000	21,997
4.25%, 5/15/2029	25,000	23,464
5.25%, 5/15/2049	30,000	26,249
Magna International, Inc.:
5.50%, 3/21/2033 (b)	200,000	203,644
Security Description	Principal Amount	Value
5.98%, 3/21/2026	$ 200,000	$ 200,076
		1,125,668
BANKS — 5.6%
Australia & New Zealand Banking Group Ltd. 5.09%, 12/8/2025	250,000	248,945
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	200,000	180,114
1 year CMT + 2.30%, 5.86%, 9/14/2026 (c)	200,000	197,150
Banco Santander SA:
1 year CMT + 0.90%, 1.72%, 9/14/2027 (c)	200,000	173,874
1.85%, 3/25/2026	200,000	178,964
2.75%, 5/28/2025	200,000	187,862
2.75%, 12/3/2030	200,000	156,226
2.96%, 3/25/2031	200,000	165,296
1 year CMT + 1.60%, 3.23%, 11/22/2032 (c)	400,000	316,520
4.38%, 4/12/2028	200,000	188,484
5.15%, 8/18/2025	200,000	196,732
Bank of America Corp.:
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	250,000	234,890
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	100,000	90,014
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	200,000	183,242
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	600,000	540,090
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	770,000	687,079
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	398,035
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	79,196
Series MTN, 3 Month SOFR + 0.90%, 2.02%, 2/13/2026 (c)	500,000	468,300
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	700,000	598,087
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	200,000	159,884
Series MTN, 3 Month SOFR + 1.13%, 2.46%, 10/22/2025 (c)	75,000	71,609
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (c)	200,000	152,736

See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month SOFR + 1.25%, 2.50%, 2/13/2031 (c)	$ 250,000	$ 209,238
SOFR + 1.05%, 2.55%, 2/4/2028 (c)	200,000	180,530
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	200,000	162,786
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	735,000	617,679
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	150,000	124,212
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	350,000	245,854
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	150,000	124,274
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	275,000	180,285
Series MTN, 3 Month SOFR + 1.45%, 2.88%, 10/22/2030 (c)	75,000	64,593
SOFR + 1.33%, 2.97%, 2/4/2033 (c)	875,000	728,499
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	200,000	135,732
Series MTN, 3 Month SOFR + 1.35%, 3.09%, 10/1/2025 (c)	250,000	240,610
Series MTN, 3 Month SOFR + 1.44%, 3.19%, 7/23/2030 (c)	100,000	88,261
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	700,000	533,470
3 Month SOFR + 1.07%, 3.37%, 1/23/2026 (c)	250,000	240,047
SOFR + 1.33%, 3.38%, 4/2/2026 (c)	500,000	479,645
3 Month SOFR + 1.30%, 3.42%, 12/20/2028 (c)	750,000	689,520
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	350,000	259,878
Series GMTN, 3.50%, 4/19/2026	130,000	124,820
Series MTN, 3 Month SOFR + 1.32%, 3.56%, 4/23/2027 (c)	250,000	237,150
Series GMTN, 3 Month SOFR + 1.63%, 3.59%, 7/21/2028 (c)	250,000	232,897
5 Year CMT + 2.00%, 3.85%, 3/8/2037 (c)	200,000	170,822
3 Month SOFR + 1.45%, 3.95%, 1/23/2049 (c)	100,000	80,848
Series L, 3.95%, 4/21/2025	50,000	48,440
Series MTN, 3 Month SOFR + 1.47%, 3.97%, 2/7/2030 (c)	150,000	139,049
Security Description	Principal Amount	Value
Series MTN, 3 Month SOFR + 1.58%, 4.08%, 4/23/2040 (b) (c)	$ 150,000	$ 128,631
Series MTN, 3 Month SOFR + 3.41%, 4.08%, 3/20/2051 (c)	600,000	496,494
Series MTN, 4.20%, 8/26/2024	50,000	49,070
3 Month SOFR + 2.08%, 4.24%, 4/24/2038 (c)	200,000	175,690
Series MTN, 3 Month SOFR + 1.57%, 4.27%, 7/23/2029 (c)	500,000	474,210
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	250,000	240,367
Series MTN, 3 Month SOFR + 2.25%, 4.44%, 1/20/2048 (c)	150,000	132,429
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	500,000	469,845
SOFR + 1.75%, 4.83%, 7/22/2026 (c)	250,000	245,607
Series MTN, 4.88%, 4/1/2044	50,000	47,645
SOFR + 2.04%, 4.95%, 7/22/2028 (c)	250,000	245,565
Series MTN, 5.00%, 1/21/2044	100,000	96,299
SOFR + 2.16%, 5.02%, 7/22/2033 (c)	500,000	488,065
SOFR + 1.29%, 5.08%, 1/20/2027 (c)	700,000	691,838
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	700,000	692,496
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	700,000	693,581
6.11%, 1/29/2037	75,000	79,067
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	325,000	334,321
Bank of Montreal:
Series MTN, 1.25%, 9/15/2026	100,000	88,205
Series MTN, 1.50%, 1/10/2025	500,000	469,835
Series MTN, 1.85%, 5/1/2025	500,000	467,320
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (c)	200,000	156,582
Series H, 4.25%, 9/14/2024	250,000	245,220
5.20%, 12/12/2024	75,000	74,386
5.20%, 2/1/2028 (b)	100,000	99,969
5.30%, 6/5/2026	250,000	249,405
Bank of New York Mellon 5.15%, 5/22/2026 (b)	250,000	249,525

See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	$ 250,000	$ 223,067
Series J, 0.85%, 10/25/2024	150,000	140,865
Series MTN, 1.65%, 7/14/2028	100,000	85,687
Series J, 1.90%, 1/25/2029	150,000	125,349
Series G, 3.00%, 2/24/2025	100,000	96,141
Series MTN, 3.25%, 5/16/2027	100,000	93,603
Series MTN, 3.30%, 8/23/2029 (b)	250,000	224,460
3.35%, 4/25/2025	200,000	192,098
Series MTN, 3 Month SOFR + 1.33%, 3.44%, 2/7/2028 (c)	250,000	235,350
SOFR + 1.03%, 4.95%, 4/26/2027 (c)	230,000	227,065
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	350,000	341,705
SOFR + 1.82%, 5.80%, 10/25/2028 (c)	145,000	147,707
SOFR + 2.07%, 5.83%, 10/25/2033 (c)	115,000	119,875
Bank of Nova Scotia:
1.05%, 3/2/2026	250,000	222,583
1.30%, 6/11/2025 (b)	150,000	137,982
1.30%, 9/15/2026	200,000	176,044
1.35%, 6/24/2026 (b)	100,000	89,123
2.15%, 8/1/2031 (b)	100,000	79,808
2.95%, 3/11/2027	100,000	92,733
3.45%, 4/11/2025	600,000	578,154
4.75%, 2/2/2026	500,000	492,360
4.85%, 2/1/2030 (b)	85,000	82,015
5.25%, 12/6/2024	500,000	496,025
Barclays PLC:
1 year CMT + 1.05%, 2.28%, 11/24/2027 (c)	200,000	176,078
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	200,000	157,252
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	200,000	187,488
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	200,000	157,280
1 year CMT + 1.30%, 3.33%, 11/24/2042 (c)	250,000	175,183
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (c)	250,000	197,570
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	550,000	389,724
4.38%, 1/12/2026	50,000	48,012
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	189,230
Security Description	Principal Amount	Value
5.25%, 8/17/2045	$ 25,000	$ 23,178
1 year CMT + 2.30%, 5.30%, 8/9/2026 (c)	250,000	244,830
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	200,000	197,360
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	200,000	199,310
1 year CMT + 3.05%, 7.33%, 11/2/2026 (c)	200,000	204,698
1 year CMT + 3.30%, 7.39%, 11/2/2028 (c)	200,000	208,968
1 year CMT + 3.50%, 7.44%, 11/2/2033 (c)	700,000	757,351
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	250,000	243,492
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	45,000	40,856
1.25%, 6/22/2026	100,000	88,808
3.60%, 4/7/2032 (b)	90,000	80,746
3.95%, 8/4/2025	250,000	241,805
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	1,000,000	891,740
SOFR + 0.53%, 1.28%, 11/3/2025 (c)	60,000	56,213
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	500,000	443,950
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	145,000	136,361
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	145,000	116,864
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	860,000	702,181
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	125,087
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	100,000	86,837
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	135,000	112,605
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (c)	200,000	184,102
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	250,000	238,702
3.20%, 10/21/2026	300,000	280,851
3 Month SOFR + 1.41%, 3.52%, 10/27/2028 (c)	250,000	232,292
3 Month SOFR + 1.65%, 3.67%, 7/24/2028 (c)	100,000	93,618
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	500,000	441,575
3 Month SOFR + 1.82%, 3.89%, 1/10/2028 (c)	250,000	236,790
3 Month SOFR + 1.45%, 4.08%, 4/23/2029 (b) (c)	250,000	235,490

See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 7/25/2028	$ 70,000	$ 65,956
3 Month SOFR + 2.10%, 4.28%, 4/24/2048 (c)	150,000	128,870
4.30%, 11/20/2026	50,000	47,896
4.40%, 6/10/2025	250,000	242,967
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	250,000	235,192
4.45%, 9/29/2027	150,000	143,238
4.65%, 7/30/2045	25,000	22,164
4.65%, 7/23/2048	250,000	226,557
SOFR + 1.89%, 4.66%, 5/24/2028 (b) (c)	500,000	487,950
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	500,000	483,510
5.30%, 5/6/2044	50,000	46,264
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	250,000	244,767
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	500,000	499,815
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	285,000	286,984
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	885,000	939,109
6.68%, 9/13/2043	175,000	188,757
Citizens Bank NA Series BKNT, 2.25%, 4/28/2025	250,000	226,337
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	58,944
2.85%, 7/27/2026	25,000	22,175
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (b) (c)	250,000	202,390
Comerica, Inc. 4.00%, 2/1/2029 (b)	50,000	41,940
Commonwealth Bank of Australia:
5.08%, 1/10/2025	500,000	497,615
5.32%, 3/13/2026	550,000	551,435
Cooperatieve Rabobank UA:
Series BKNT, 3.75%, 7/21/2026	500,000	467,235
4.38%, 8/4/2025	250,000	241,360
5.75%, 12/1/2043	50,000	50,184
Credit Suisse AG:
2.95%, 4/9/2025	500,000	470,310
Series MTN, 3.63%, 9/9/2024	500,000	482,420
7.50%, 2/15/2028	500,000	531,260
Deutsche Bank AG:
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	500,000	443,920
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	500,000	430,100
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	500,000	433,985
Security Description	Principal Amount	Value
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	$ 150,000	$ 150,536
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	200,000	184,098
Discover Bank Series BKNT, 3.45%, 7/27/2026	25,000	22,988
Fifth Third Bancorp:
2.55%, 5/5/2027	500,000	442,615
3.95%, 3/14/2028 (b)	100,000	91,885
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	60,000	55,077
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	225,000	207,545
SOFR + 1.23%, 5.85%, 10/27/2025 (c)	250,000	244,017
Goldman Sachs Group, Inc.:
SOFR + 0.61%, 0.86%, 2/12/2026 (b) (c)	535,000	493,249
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	450,000	401,917
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	80,000	71,531
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	150,000	131,918
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	230,000	204,424
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	90,000	70,829
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	525,000	419,921
2.60%, 2/7/2030	750,000	640,980
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	180,000	147,557
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	590,000	536,039
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	115,000	93,674
SOFR + 1.41%, 3.10%, 2/24/2033 (b) (c)	200,000	168,982
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	155,000	114,505
3 Month SOFR + 1.46%, 3.27%, 9/29/2025 (c)	325,000	314,103
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	1,350,000	1,025,379
3.50%, 1/23/2025	50,000	48,279
3.50%, 4/1/2025	250,000	239,980
3.50%, 11/16/2026	250,000	234,607
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	500,000	469,180
3 Month SOFR + 1.77%, 3.69%, 6/5/2028 (c)	250,000	234,977
3.75%, 2/25/2026	50,000	47,996
3.80%, 3/15/2030	250,000	231,175

See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 Month SOFR + 1.63%, 4.02%, 10/31/2038 (c)	$ 200,000	$ 169,300
3 Month SOFR + 1.56%, 4.22%, 5/1/2029 (c)	500,000	472,370
3 Month SOFR + 1.69%, 4.41%, 4/23/2039 (c)	350,000	306,085
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	385,000	372,464
4.75%, 10/21/2045	50,000	45,583
Series MTN, 4.80%, 7/8/2044	50,000	45,901
5.15%, 5/22/2045	250,000	232,922
5.95%, 1/15/2027	50,000	50,631
6.25%, 2/1/2041	200,000	214,820
6.75%, 10/1/2037	150,000	161,282
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	750,000	662,010
SOFR + 1.54%, 1.65%, 4/18/2026 (b) (c)	350,000	323,179
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	200,000	171,326
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	500,000	463,030
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	200,000	167,344
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	200,000	161,888
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	200,000	166,354
3 Month SOFR + 1.81%, 4.04%, 3/13/2028 (c)	250,000	234,820
3 Month SOFR + 1.61%, 4.29%, 9/12/2026 (c)	200,000	192,320
4.30%, 3/8/2026	250,000	241,775
3 Month SOFR + 1.80%, 4.58%, 6/19/2029 (c)	250,000	235,300
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	500,000	451,575
4.95%, 3/31/2030	250,000	246,172
5.25%, 3/14/2044	250,000	225,087
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	250,000	244,010
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	750,000	757,005
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	200,000	204,916
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	1,000,000	1,035,710
6.50%, 9/15/2037	200,000	199,114
SOFR + 2.98%, 6.55%, 6/20/2034 (c)	750,000	746,985
SOFR + 3.03%, 7.34%, 11/3/2026 (b) (c)	500,000	514,720
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	500,000	527,905
Security Description	Principal Amount	Value
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	$ 500,000	$ 554,505
HSBC USA, Inc. 5.63%, 3/17/2025	550,000	548,405
Huntington Bancshares, Inc. 4.00%, 5/15/2025 (b)	100,000	95,846
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (b) (c)	250,000	233,787
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	500,000	445,285
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	200,000	187,814
4.55%, 10/2/2028	200,000	192,346
JPMorgan Chase & Co.:
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	165,000	155,366
3 Month SOFR + 0.70%, 1.04%, 2/4/2027 (c)	250,000	222,805
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	600,000	537,606
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	115,000	101,531
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	700,000	655,550
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	135,000	121,266
3 Month SOFR + 1.11%, 1.76%, 11/19/2031 (c)	100,000	79,183
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	650,000	518,037
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (c)	720,000	676,310
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	250,000	234,115
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	200,000	177,998
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	500,000	423,455
3 Month SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	68,768
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	155,000	126,850
3 Month SOFR + 1.25%, 2.58%, 4/22/2032 (c)	905,000	751,449
SOFR + 0.92%, 2.60%, 2/24/2026 (c)	200,000	189,770
2.95%, 10/1/2026	350,000	328,506
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	620,000	569,216
3 Month SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	483,465
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	100,000	84,295
3 Month SOFR + 2.46%, 3.11%, 4/22/2041 (c)	165,000	124,836

See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	$ 250,000	$ 174,853
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	200,000	150,938
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	485,000	353,512
3 Month SOFR + 0.95%, 3.51%, 1/23/2029 (c)	185,000	171,321
3 Month SOFR + 1.64%, 3.54%, 5/1/2028 (c)	200,000	187,052
3 Month SOFR + 1.42%, 3.70%, 5/6/2030 (c)	125,000	114,756
3 Month SOFR + 1.60%, 3.78%, 2/1/2028 (c)	250,000	238,265
3 Month SOFR + 1.62%, 3.88%, 7/24/2038 (c)	200,000	172,562
3 Month SOFR + 1.64%, 3.96%, 11/15/2048 (c)	100,000	81,806
3 Month SOFR + 1.72%, 4.03%, 7/24/2048 (c)	50,000	41,569
4.13%, 12/15/2026	50,000	48,165
3 Month SOFR + 1.52%, 4.20%, 7/23/2029 (c)	200,000	190,114
4.25%, 10/1/2027	80,000	77,480
3 Month SOFR + 1.84%, 4.26%, 2/22/2048 (c)	100,000	86,636
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	500,000	482,685
3 Month SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	240,140
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	140,000	134,596
4.85%, 2/1/2044	50,000	47,437
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	500,000	493,240
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	1,000,000	977,690
4.95%, 6/1/2045	50,000	46,548
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	245,000	247,364
5.40%, 1/6/2042	50,000	50,697
5.50%, 10/15/2040	150,000	154,655
SOFR + 1.07%, 5.55%, 12/15/2025 (c)	500,000	498,090
5.63%, 8/16/2043	250,000	256,112
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	750,000	760,987
KeyBank NA:
Series BKNT, 3.40%, 5/20/2026	25,000	21,451
Series BKNT, 4.39%, 12/14/2027 (b)	300,000	263,463
5.85%, 11/15/2027	250,000	235,405
KeyCorp:
Series MTN, 2.25%, 4/6/2027	100,000	83,065
Security Description	Principal Amount	Value
Series MTN, 4.15%, 10/29/2025 (b)	$ 65,000	$ 60,265
Kreditanstalt fuer Wiederaufbau:
0.50%, 9/20/2024 (b)	500,000	471,400
1.00%, 10/1/2026	500,000	447,405
1.25%, 1/31/2025	500,000	470,415
3.00%, 5/20/2027	225,000	213,503
3.63%, 4/1/2026	955,000	930,667
3.75%, 2/15/2028	425,000	415,743
3.88%, 6/15/2028 (b)	295,000	289,967
Landwirtschaftliche Rentenbank:
Series GMTN, 1.75%, 7/27/2026	50,000	45,915
2.00%, 1/13/2025	25,000	23,822
Series 44, 3.88%, 6/14/2028	750,000	738,150
Lloyds Banking Group PLC:
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	200,000	177,050
1 year CMT + 1.60%, 3.51%, 3/18/2026 (c)	200,000	190,320
3.75%, 1/11/2027	100,000	93,711
1 year CMT + 1.80%, 3.75%, 3/18/2028 (c)	200,000	184,968
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	250,000	243,505
4.34%, 1/9/2048	200,000	150,258
4.55%, 8/16/2028	250,000	236,110
4.65%, 3/24/2026	100,000	95,472
1 year CMT + 1.75%, 4.72%, 8/11/2026 (c)	250,000	243,097
1 year CMT + 2.30%, 4.98%, 8/11/2033 (c)	250,000	234,070
1 year CMT + 1.70%, 5.87%, 3/6/2029 (c)	500,000	496,375
1 year CMT + 3.75%, 7.95%, 11/15/2033 (c)	250,000	270,790
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	165,000	154,067
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	500,000	456,195
Manufacturers & Traders Trust Co.:
4.70%, 1/27/2028	500,000	471,450
5.40%, 11/21/2025	250,000	242,897
Mitsubishi UFJ Financial Group, Inc.:
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	100,000	94,490
1.41%, 7/17/2025	500,000	458,250
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	100,000	88,225
1 year CMT + 0.67%, 1.64%, 10/13/2027 (c)	500,000	439,610

See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.19%, 2/25/2025	$ 250,000	$ 235,740
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	500,000	397,595
2.76%, 9/13/2026	25,000	22,953
3.29%, 7/25/2027 (b)	50,000	46,323
3.68%, 2/22/2027 (b)	50,000	48,085
3.74%, 3/7/2029 (b)	250,000	231,652
3.78%, 3/2/2025	50,000	48,439
3.85%, 3/1/2026	25,000	23,966
3.96%, 3/2/2028	50,000	47,550
4.05%, 9/11/2028 (b)	100,000	94,789
4.29%, 7/26/2038 (b)	35,000	31,355
1 year CMT + 1.55%, 5.06%, 9/12/2025 (c)	450,000	444,415
1 year CMT + 1.70%, 5.24%, 4/19/2029 (b)	200,000	196,826
1 year CMT + 1.90%, 5.35%, 9/13/2028 (c)	200,000	198,592
1 year CMT + 1.38%, 5.42%, 2/22/2029 (c)	500,000	496,315
1 year CMT + 1.63%, 5.44%, 2/22/2034 (c)	200,000	199,346
1 year CMT + 2.13%, 5.47%, 9/13/2033 (b) (c)	200,000	201,128
1 year CMT + 1.53%, 5.48%, 2/22/2031 (c)	200,000	198,786
1 year CMT + 1.08%, 5.72%, 2/20/2026 (c)	500,000	497,500
Mizuho Financial Group, Inc.:
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	500,000	399,430
2.56%, 9/13/2031	215,000	168,999
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	200,000	192,582
SOFR + 1.57%, 2.87%, 9/13/2030 (c)	200,000	169,444
4.02%, 3/5/2028	200,000	188,020
1 year CMT + 2.05%, 5.41%, 9/13/2028 (c)	200,000	198,434
1 year CMT + 1.80%, 5.75%, 5/27/2034 (b) (c)	200,000	201,130
5.78%, 7/6/2029 (c)	240,000	240,749
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	450,000	401,476
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	110,000	102,840
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	700,000	620,270
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	245,000	219,329
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	65,000	50,430
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	$ 525,000	$ 409,647
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	255,000	239,340
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	200,000	158,972
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	670,000	604,983
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	200,000	151,380
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	110,000	88,752
SOFR + 0.94%, 2.63%, 2/18/2026 (c)	150,000	142,394
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	212,815
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	500,000	482,155
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	250,000	164,205
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	135,000	112,205
Series MTN, 3.13%, 7/27/2026	225,000	210,834
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	145,000	110,056
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	100,000	92,400
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	500,000	450,865
3.63%, 1/20/2027	100,000	94,994
Series GMTN, 3.70%, 10/23/2024	250,000	244,065
Series GMTN, 3.88%, 1/27/2026	125,000	120,631
3.95%, 4/23/2027	25,000	23,685
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	100,000	84,830
Series GMTN, 4.00%, 7/23/2025	500,000	485,520
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	175,000	168,147
4.30%, 1/27/2045	50,000	43,740
Series GMTN, 4.35%, 9/8/2026	50,000	48,293
4.38%, 1/22/2047	100,000	89,328
Series GMTN, 3 Month SOFR + 1.89%, 4.43%, 1/23/2030 (c)	250,000	238,087

See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 Month SOFR + 1.69%, 4.46%, 4/22/2039 (c)	$ 250,000	$ 222,763
SOFR + 1.30%, 5.05%, 1/28/2027 (c)	80,000	79,326
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	635,000	626,643
SOFR + 1.59%, 5.16%, 4/20/2029 (c)	155,000	153,293
SOFR + 1.87%, 5.25%, 4/21/2034 (c)	180,000	177,653
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	160,000	151,157
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	200,000	208,228
5 Year CMT + 2.43%, 5.95%, 1/19/2038 (c)	135,000	133,168
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (c)	250,000	252,735
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	250,000	257,350
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	980,000	1,042,867
6.38%, 7/24/2042	65,000	72,483
National Australia Bank Ltd.:
Series BKNT, 2.50%, 7/12/2026	50,000	46,233
4.94%, 1/12/2028	300,000	298,938
4.97%, 1/12/2026	250,000	248,615
5.13%, 11/22/2024	250,000	248,872
National Bank of Canada 5.25%, 1/17/2025	250,000	247,690
NatWest Group PLC:
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	1,450,000	1,276,696
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	450,040
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	183,532
1 year CMT + 1.95%, 5.81%, 9/13/2029 (c)	750,000	739,492
1 year CMT + 1.35%, 5.85%, 3/2/2027 (c)	550,000	544,054
Northern Trust Corp.:
1.95%, 5/1/2030	75,000	61,699
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	56,057
3.65%, 8/3/2028	100,000	94,827
4.00%, 5/10/2027	100,000	96,675
Oesterreichische Kontrollbank AG 4.63%, 11/3/2025	645,000	642,156
PNC Bank NA:
2.50%, 8/27/2024	250,000	239,577
Security Description	Principal Amount	Value
Series BKNT, 3.25%, 1/22/2028	$ 250,000	$ 229,770
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	150,000	142,899
SOFR + 0.98%, 2.31%, 4/23/2032 (b) (c)	135,000	109,562
2.55%, 1/22/2030	500,000	422,155
3.15%, 5/19/2027	100,000	92,754
3.45%, 4/23/2029	100,000	90,297
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	100,000	91,919
SOFR + 1.09%, 4.76%, 1/26/2027 (c)	115,000	112,470
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	500,000	494,280
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	750,000	746,647
SOFR + 1.32%, 5.81%, 6/12/2026 (c)	145,000	144,239
Regions Financial Corp. 2.25%, 5/18/2025	100,000	92,670
Royal Bank of Canada:
Series GMTN, 1.15%, 7/14/2026	100,000	88,549
1.20%, 4/27/2026	100,000	89,191
Series FXD, 2.05%, 1/21/2027	100,000	89,735
Series MTN, 2.30%, 11/3/2031 (b)	100,000	81,139
3.63%, 5/4/2027	250,000	236,572
3.88%, 5/4/2032 (b)	500,000	458,180
Series GMTN, 4.65%, 1/27/2026	100,000	97,371
4.90%, 1/12/2028	500,000	493,135
5.66%, 10/25/2024	500,000	499,895
6.00%, 11/1/2027	200,000	205,184
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	50,000	47,047
4.50%, 7/17/2025	50,000	48,566
SOFR + 2.33%, 5.81%, 9/9/2026 (c)	295,000	290,425
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	675,000	668,317
Santander U.K. Group Holdings PLC:
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	250,000	222,600
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	250,000	216,440
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	180,062
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	250,000	250,675

See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	$ 200,000	$ 183,810
1.90%, 9/17/2028	550,000	462,616
2.14%, 9/23/2030	200,000	159,130
2.30%, 1/12/2041 (b)	750,000	500,100
2.35%, 1/15/2025	500,000	474,070
2.45%, 9/27/2024	200,000	191,684
3.01%, 10/19/2026	50,000	46,269
3.04%, 7/16/2029	200,000	174,858
3.36%, 7/12/2027 (b)	50,000	46,740
3.78%, 3/9/2026	30,000	28,655
3.94%, 7/19/2028	50,000	46,714
4.31%, 10/16/2028 (b)	100,000	94,646
5.46%, 1/13/2026	500,000	498,765
5.52%, 1/13/2028	400,000	401,616
5.77%, 1/13/2033	200,000	205,676
Synchrony Bank 5.40%, 8/22/2025	500,000	478,040
Synovus Bank 5.63%, 2/15/2028 (b)	250,000	225,360
Toronto-Dominion Bank:
Series MTN, 0.70%, 9/10/2024	100,000	94,236
Series MTN, 0.75%, 9/11/2025 (b)	250,000	226,282
Series MTN, 1.15%, 6/12/2025 (b)	200,000	184,266
Series MTN, 1.20%, 6/3/2026	100,000	88,922
Series MTN, 1.25%, 9/10/2026	100,000	88,414
Series MTN, 2.00%, 9/10/2031 (b)	100,000	79,270
Series GMTN, 2.45%, 1/12/2032 (b)	150,000	122,801
3.20%, 3/10/2032 (b)	200,000	172,916
3.77%, 6/6/2025	200,000	194,022
4.11%, 6/8/2027	200,000	191,402
4.29%, 9/13/2024	250,000	245,612
5.16%, 1/10/2028 (b)	500,000	496,500
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	800,000	738,688
Series BKNT, 3.63%, 9/16/2025	25,000	23,347
Series BKNT, 4.05%, 11/3/2025 (b)	40,000	38,305
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	100,000	84,345
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	60,000	52,957
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	50,000	41,587
Security Description	Principal Amount	Value
Series MTN, 2.50%, 8/1/2024	$ 100,000	$ 96,443
Series MTN, 3.88%, 3/19/2029	100,000	89,550
4.00%, 5/1/2025	100,000	96,757
SOFR + 1.37%, 4.12%, 6/6/2028 (c)	180,000	169,931
SOFR + 1.44%, 4.87%, 1/26/2029 (c)	105,000	100,888
SOFR + 1.85%, 5.12%, 1/26/2034 (b) (c)	500,000	473,595
SOFR + 2.36%, 5.87%, 6/8/2034 (c)	750,000	750,660
SOFR + 2.05%, 6.05%, 6/8/2027 (c)	750,000	750,397
SOFR + 2.30%, 6.12%, 10/28/2033 (c)	350,000	356,440
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	150,000	114,810
1.45%, 5/12/2025	150,000	140,133
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b) (c)	200,000	177,632
2.40%, 7/30/2024	100,000	96,475
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	200,000	160,354
Series DMTN, 3.00%, 7/30/2029	100,000	84,750
Series W, 3.10%, 4/27/2026 (b)	50,000	46,671
Series W, 3.60%, 9/11/2024	25,000	24,280
SOFR + 1.23%, 4.65%, 2/1/2029 (b) (c)	200,000	191,162
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	500,000	468,205
SOFR + 1.43%, 5.73%, 10/21/2026 (c)	905,000	908,104
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	750,000	749,700
SOFR + 2.26%, 5.84%, 6/12/2034 (b)	250,000	251,570
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	155,000	155,698
U.S. Bank NA Series BKNT, 2.05%, 1/21/2025	500,000	471,550
Wells Fargo & Co.:
Series MTN, 3 Month SOFR + 1.01%, 2.16%, 2/11/2026 (c)	625,000	588,787
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	310,000	290,551

See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	$ 200,000	$ 178,360
Series MTN, 3 Month SOFR + 1.09%, 2.41%, 10/30/2025 (c)	250,000	238,197
Series MTN, 3 Month SOFR + 1.26%, 2.57%, 2/11/2031 (c)	250,000	211,863
3.00%, 4/22/2026	250,000	235,312
3.00%, 10/23/2026	250,000	232,302
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	915,000	671,363
Series MTN, 3 Month SOFR + 1.43%, 3.20%, 6/17/2027 (c)	110,000	103,338
Series MTN, 3.30%, 9/9/2024	150,000	146,126
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	695,000	594,830
SOFR + 1.51%, 3.53%, 3/24/2028 (c)	665,000	621,715
Series MTN, 3.55%, 9/29/2025	50,000	47,968
Series MTN, 3 Month SOFR + 1.57%, 3.58%, 5/22/2028 (c)	350,000	326,133
SOFR + 1.32%, 3.91%, 4/25/2026 (c)	145,000	140,167
Series MTN, 4.15%, 1/24/2029	250,000	236,907
Series GMTN, 4.30%, 7/22/2027	50,000	47,996
Series MTN, 3 Month SOFR + 4.03%, 4.48%, 4/4/2031 (c)	150,000	142,691
SOFR + 1.56%, 4.54%, 8/15/2026 (c)	500,000	488,800
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,250,000	1,096,525
SOFR + 1.98%, 4.81%, 7/25/2028 (c)	165,000	161,334
SOFR + 2.10%, 4.90%, 7/25/2033 (c)	500,000	479,290
Series GMTN, 4.90%, 11/17/2045	150,000	131,999
Series MTN, 3 Month SOFR + 4.50%, 5.01%, 4/4/2051 (c)	500,000	464,265
5.38%, 11/2/2043	150,000	141,203
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	260,000	258,409
5.61%, 1/15/2044	325,000	311,857
Westpac Banking Corp.:
1.15%, 6/3/2026	100,000	89,063
2.15%, 6/3/2031 (b)	600,000	502,902
Security Description	Principal Amount	Value
2.35%, 2/19/2025	$ 100,000	$ 95,242
5 Year CMT + 1.75%, 2.67%, 11/15/2035 (c)	40,000	30,650
2.85%, 5/13/2026	50,000	47,078
2.96%, 11/16/2040	530,000	355,280
3.35%, 3/8/2027	150,000	141,510
3.40%, 1/25/2028 (b)	100,000	93,895
5 Year CMT + 2.00%, 4.11%, 7/24/2034 (c)	30,000	26,174
4.42%, 7/24/2039	25,000	20,612
1 year CMT + 2.68%, 5.41%, 8/10/2033 (c)	250,000	236,662
5.46%, 11/18/2027	250,000	253,865
Zions Bancorp NA 3.25%, 10/29/2029	250,000	183,518
		139,068,554
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	250,000	242,160
4.70%, 2/1/2036	125,000	121,711
4.90%, 2/1/2046	1,000,000	955,100
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	465,400
4.00%, 4/13/2028	80,000	77,405
4.35%, 6/1/2040	500,000	459,710
4.38%, 4/15/2038	215,000	199,559
4.60%, 4/15/2048	35,000	32,498
4.75%, 1/23/2029	750,000	747,187
4.90%, 1/23/2031 (b)	65,000	66,136
4.95%, 1/15/2042	250,000	243,857
5.45%, 1/23/2039	350,000	362,614
5.55%, 1/23/2049	350,000	368,616
5.80%, 1/23/2059	45,000	49,057
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	48,453
4.00%, 4/15/2038	50,000	44,161
4.75%, 4/15/2033	200,000	200,900
Coca-Cola Co.:
1.00%, 3/15/2028	250,000	214,937
1.38%, 3/15/2031	200,000	160,240
1.45%, 6/1/2027 (b)	790,000	706,592
1.50%, 3/5/2028	60,000	52,771
2.00%, 3/5/2031	65,000	54,750
2.13%, 9/6/2029 (b)	150,000	131,685
2.25%, 1/5/2032 (b)	100,000	85,152
2.50%, 3/15/2051	250,000	170,830
2.60%, 6/1/2050	350,000	245,311
2.88%, 5/5/2041	100,000	79,145
3.00%, 3/5/2051	90,000	68,550
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032	250,000	195,665

See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Constellation Brands, Inc.:
2.25%, 8/1/2031	$ 250,000	$ 204,525
2.88%, 5/1/2030	25,000	21,704
3.15%, 8/1/2029	100,000	90,286
3.75%, 5/1/2050	20,000	15,737
4.50%, 5/9/2047	50,000	43,177
4.65%, 11/15/2028	30,000	29,466
5.00%, 2/2/2026	665,000	662,679
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	406,550
3.88%, 5/18/2028	200,000	191,434
5.30%, 10/24/2027	550,000	559,542
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	22,678
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	40,000	32,933
3.20%, 5/1/2030	45,000	40,365
3.35%, 3/15/2051	280,000	200,088
3.80%, 5/1/2050	70,000	55,251
3.95%, 4/15/2029	200,000	188,512
4.42%, 5/25/2025	200,000	196,304
4.50%, 4/15/2052	500,000	440,490
Molson Coors Beverage Co.:
3.00%, 7/15/2026	50,000	46,723
4.20%, 7/15/2046	30,000	24,718
PepsiCo, Inc.:
1.40%, 2/25/2031	40,000	32,212
1.63%, 5/1/2030	75,000	62,440
2.25%, 3/19/2025	250,000	238,520
2.63%, 7/29/2029	50,000	45,052
2.75%, 10/21/2051	200,000	143,690
2.85%, 2/24/2026	85,000	81,138
2.88%, 10/15/2049	100,000	75,257
3.38%, 7/29/2049	35,000	28,491
3.45%, 10/6/2046	150,000	123,867
3.60%, 2/18/2028	550,000	530,095
4.45%, 5/15/2028 (b)	100,000	99,951
4.45%, 2/15/2033 (b)	100,000	100,822
4.55%, 2/13/2026	65,000	64,772
4.65%, 2/15/2053	100,000	100,437
		12,050,058
BIOTECHNOLOGY — 0.5%
Amgen, Inc.:
1.65%, 8/15/2028 (b)	250,000	213,868
2.20%, 2/21/2027	820,000	745,011
2.30%, 2/25/2031 (b)	100,000	83,097
2.77%, 9/1/2053	65,000	40,558
3.15%, 2/21/2040	850,000	650,190
3.20%, 11/2/2027	250,000	233,670
3.38%, 2/21/2050	100,000	73,359
4.05%, 8/18/2029 (b)	500,000	473,405
4.20%, 2/22/2052	500,000	414,285
4.40%, 5/1/2045	50,000	43,308
4.56%, 6/15/2048	200,000	177,476
4.66%, 6/15/2051	150,000	134,378
Security Description	Principal Amount	Value
4.88%, 3/1/2053	$ 500,000	$ 459,735
5.15%, 3/2/2028	700,000	699,048
5.25%, 3/2/2025	535,000	532,362
5.25%, 3/2/2030	600,000	601,614
5.25%, 3/2/2033	680,000	680,687
5.51%, 3/2/2026	85,000	84,793
5.60%, 3/2/2043	795,000	796,868
5.65%, 3/2/2053	910,000	922,558
5.75%, 3/2/2063	795,000	808,030
Baxalta, Inc. 4.00%, 6/23/2025	8,000	7,762
Biogen, Inc.:
2.25%, 5/1/2030	35,000	29,245
3.25%, 2/15/2051	308,000	215,538
4.05%, 9/15/2025	50,000	48,413
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (b)	295,000	254,730
1.65%, 10/1/2030 (b)	290,000	236,805
2.60%, 10/1/2040	350,000	253,522
2.80%, 10/1/2050	150,000	101,597
2.95%, 3/1/2027	25,000	23,474
3.65%, 3/1/2026	85,000	81,822
4.15%, 3/1/2047	120,000	104,197
4.50%, 2/1/2045	25,000	22,789
4.60%, 9/1/2035	100,000	96,524
4.75%, 3/1/2046	175,000	164,876
4.80%, 4/1/2044	25,000	23,883
Illumina, Inc.:
5.75%, 12/13/2027	100,000	100,532
5.80%, 12/12/2025	250,000	250,613
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	27,896
2.80%, 9/15/2050	30,000	19,339
Royalty Pharma PLC:
1.20%, 9/2/2025	70,000	63,215
2.20%, 9/2/2030	40,000	32,177
3.30%, 9/2/2040	65,000	46,276
3.55%, 9/2/2050	315,000	212,701
		11,286,226
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	20,000	18,462
2.05%, 5/15/2030	20,000	16,997
2.70%, 5/15/2040	50,000	37,308
2.80%, 5/15/2050	35,000	25,026
4.80%, 3/3/2033	250,000	252,072
Cabot Corp. 4.00%, 7/1/2029	25,000	23,186
Celanese U.S. Holdings LLC:
6.17%, 7/15/2027	600,000	598,746
6.38%, 7/15/2032 (b)	600,000	603,732
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	500,000	413,135

See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 11/15/2050	$ 750,000	$ 558,457
4.25%, 10/1/2034	36,000	32,778
4.38%, 11/15/2042	50,000	42,328
4.80%, 11/30/2028	100,000	99,113
4.80%, 5/15/2049	65,000	57,124
6.90%, 5/15/2053	500,000	566,555
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	100,000	97,962
4.73%, 11/15/2028	150,000	147,646
5.42%, 11/15/2048	110,000	108,690
Eastman Chemical Co.:
3.80%, 3/15/2025	25,000	24,341
4.50%, 12/1/2028	100,000	95,434
5.75%, 3/8/2033	250,000	249,987
Ecolab, Inc.:
1.65%, 2/1/2027	500,000	449,615
2.70%, 11/1/2026	150,000	141,096
2.75%, 8/18/2055	500,000	320,980
EIDP, Inc. 1.70%, 7/15/2025	40,000	37,197
FMC Corp. 4.50%, 10/1/2049	100,000	77,263
Huntsman International LLC 4.50%, 5/1/2029	20,000	18,312
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	42,246
Linde, Inc.:
1.10%, 8/10/2030	500,000	398,000
3.20%, 1/30/2026	275,000	265,589
3.55%, 11/7/2042	25,000	20,288
4.70%, 12/5/2025	250,000	248,130
LYB International Finance BV 4.88%, 3/15/2044	25,000	21,953
LYB International Finance III LLC:
1.25%, 10/1/2025	20,000	18,094
2.25%, 10/1/2030 (b)	25,000	20,524
3.38%, 10/1/2040	280,000	206,805
3.63%, 4/1/2051	40,000	27,758
3.80%, 10/1/2060	30,000	20,252
4.20%, 10/15/2049	50,000	38,283
4.20%, 5/1/2050	50,000	38,181
LyondellBasell Industries NV 4.63%, 2/26/2055 (b)	25,000	20,395
Mosaic Co.:
4.05%, 11/15/2027	250,000	238,192
5.63%, 11/15/2043	25,000	23,459
NewMarket Corp. 2.70%, 3/18/2031	750,000	613,695
Nutrien Ltd.:
2.95%, 5/13/2030	100,000	87,050
3.00%, 4/1/2025	50,000	47,550
4.00%, 12/15/2026	50,000	47,956
4.13%, 3/15/2035	25,000	21,941
4.20%, 4/1/2029 (b)	85,000	80,452
Security Description	Principal Amount	Value
4.90%, 3/27/2028 (b)	$ 140,000	$ 137,623
5.00%, 4/1/2049	150,000	135,221
5.80%, 3/27/2053	750,000	752,745
PPG Industries, Inc.:
1.20%, 3/15/2026	70,000	62,740
2.80%, 8/15/2029 (b)	100,000	88,441
RPM International, Inc.:
2.95%, 1/15/2032	500,000	398,950
3.75%, 3/15/2027	50,000	46,936
4.25%, 1/15/2048	200,000	153,726
5.25%, 6/1/2045	25,000	22,219
Sherwin-Williams Co.:
2.20%, 3/15/2032 (b)	155,000	125,161
2.30%, 5/15/2030	60,000	50,426
2.95%, 8/15/2029	50,000	44,219
3.30%, 5/15/2050	100,000	70,952
3.45%, 6/1/2027	30,000	28,296
3.80%, 8/15/2049	50,000	38,680
Westlake Corp.:
3.13%, 8/15/2051	350,000	219,439
4.38%, 11/15/2047	150,000	118,484
5.00%, 8/15/2046	100,000	86,713
		10,241,306
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	75,000	60,805
1.70%, 5/15/2028 (b)	60,000	52,701
Block Financial LLC 3.88%, 8/15/2030	30,000	26,469
California Institute of Technology 3.65%, 9/1/2119	45,000	30,670
Cintas Corp. No. 2:
3.45%, 5/1/2025	45,000	43,583
3.70%, 4/1/2027	150,000	144,541
Equifax, Inc.:
2.60%, 12/1/2024	50,000	47,657
5.10%, 12/15/2027	115,000	113,818
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	86,251
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	17,127
Global Payments, Inc.:
1.20%, 3/1/2026	75,000	66,659
1.50%, 11/15/2024	55,000	51,695
2.15%, 1/15/2027	100,000	88,900
2.65%, 2/15/2025	350,000	332,108
4.45%, 6/1/2028	100,000	93,857
GXO Logistics, Inc. 1.65%, 7/15/2026	750,000	653,685

See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	$ 100,000	$ 74,708
3.96%, 7/1/2038	50,000	45,988
Moody's Corp.:
2.00%, 8/19/2031	100,000	80,528
2.75%, 8/19/2041	350,000	245,549
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	123,948
PayPal Holdings, Inc.:
2.30%, 6/1/2030	55,000	46,619
2.40%, 10/1/2024	35,000	33,658
2.65%, 10/1/2026	270,000	251,073
2.85%, 10/1/2029	30,000	26,636
3.25%, 6/1/2050	65,000	47,042
3.90%, 6/1/2027	70,000	67,753
President & Fellows of Harvard College 3.15%, 7/15/2046	225,000	173,486
Quanta Services, Inc.:
0.95%, 10/1/2024	30,000	28,196
2.35%, 1/15/2032	55,000	43,292
3.05%, 10/1/2041	250,000	173,512
RELX Capital, Inc. 4.00%, 3/18/2029	100,000	95,638
S&P Global, Inc.:
2.45%, 3/1/2027	545,000	503,095
2.50%, 12/1/2029	55,000	47,961
2.90%, 3/1/2032	70,000	60,727
3.25%, 12/1/2049	65,000	48,779
3.70%, 3/1/2052	525,000	429,828
3.90%, 3/1/2062	30,000	24,800
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	20,000	13,737
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	17,477
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	7,614
University of Southern California:
2.81%, 10/1/2050	50,000	34,773
3.03%, 10/1/2039	25,000	20,076
Series A, 3.23%, 10/1/2120	35,000	21,768
Verisk Analytics, Inc.:
4.13%, 3/15/2029	120,000	114,552
5.75%, 4/1/2033 (b)	115,000	120,236
		4,933,575
COMPUTERS — 0.5%
Apple, Inc.:
0.55%, 8/20/2025	200,000	182,640
Security Description	Principal Amount	Value
0.70%, 2/8/2026	$ 200,000	$ 180,330
1.13%, 5/11/2025	350,000	326,112
1.20%, 2/8/2028 (b)	500,000	432,850
1.25%, 8/20/2030	200,000	162,456
1.40%, 8/5/2028	500,000	431,645
1.65%, 5/11/2030 (b)	90,000	75,798
1.65%, 2/8/2031	200,000	165,796
2.05%, 9/11/2026	750,000	690,937
2.38%, 2/8/2041	50,000	36,886
2.40%, 8/20/2050 (b)	110,000	73,432
2.65%, 5/11/2050	300,000	208,899
2.65%, 2/8/2051	200,000	138,104
2.70%, 8/5/2051	350,000	243,687
2.75%, 1/13/2025	200,000	192,912
2.80%, 2/8/2061	100,000	67,553
3.00%, 11/13/2027	100,000	94,246
3.20%, 5/11/2027	250,000	238,660
3.25%, 2/23/2026	150,000	144,489
3.25%, 8/8/2029	750,000	702,030
3.45%, 2/9/2045	350,000	294,514
3.85%, 5/4/2043	25,000	22,281
3.85%, 8/4/2046	150,000	131,814
3.95%, 8/8/2052	500,000	440,450
4.10%, 8/8/2062	750,000	656,857
4.38%, 5/13/2045	75,000	71,156
4.50%, 2/23/2036 (b)	350,000	356,293
4.65%, 2/23/2046	75,000	73,868
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (d)	250,000	176,320
3.45%, 12/15/2051 (d)	250,000	166,898
4.00%, 7/15/2024	50,000	49,163
4.90%, 10/1/2026	100,000	99,307
5.75%, 2/1/2033 (b)	65,000	65,654
6.02%, 6/15/2026	520,000	527,462
6.20%, 7/15/2030 (b)	250,000	259,950
8.35%, 7/15/2046	252,000	308,546
DXC Technology Co.:
1.80%, 9/15/2026	100,000	86,906
2.38%, 9/15/2028 (b)	100,000	83,433
Genpact Luxembourg Sarl 3.38%, 12/1/2024	50,000	48,100
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	150,000	136,682
4.90%, 10/15/2025	70,000	69,048
6.10%, 4/1/2026	350,000	350,798
6.20%, 10/15/2035	10,000	10,473
6.35%, 10/15/2045	10,000	10,411
HP, Inc.:
1.45%, 6/17/2026	200,000	179,514
4.00%, 4/15/2029 (b)	500,000	466,590
4.20%, 4/15/2032 (b)	200,000	179,360
6.00%, 9/15/2041 (b)	250,000	252,375

See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
International Business Machines Corp.:
1.70%, 5/15/2027	$ 850,000	$ 753,678
1.95%, 5/15/2030	350,000	290,087
2.72%, 2/9/2032 (b)	100,000	85,555
2.85%, 5/15/2040	100,000	73,319
2.95%, 5/15/2050	100,000	67,047
3.30%, 5/15/2026	250,000	238,282
3.50%, 5/15/2029	215,000	198,583
4.00%, 7/27/2025	500,000	488,710
4.15%, 7/27/2027	250,000	242,872
4.15%, 5/15/2039 (b)	100,000	87,701
4.70%, 2/19/2046	325,000	294,518
5.88%, 11/29/2032	25,000	26,719
Leidos, Inc.:
2.30%, 2/15/2031	55,000	43,358
3.63%, 5/15/2025	25,000	23,973
5.75%, 3/15/2033	95,000	94,535
Western Digital Corp.:
2.85%, 2/1/2029	30,000	23,992
3.10%, 2/1/2032 (b)	55,000	40,714
		13,437,328
CONSTRUCTION MATERIALS — 0.2%
Carrier Global Corp.:
2.24%, 2/15/2025	535,000	506,404
2.49%, 2/15/2027	35,000	31,925
2.70%, 2/15/2031 (b)	250,000	211,473
2.72%, 2/15/2030	300,000	258,546
3.38%, 4/5/2040	515,000	395,046
3.58%, 4/5/2050	550,000	406,334
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	200,000	178,046
5.88%, 6/1/2033	65,000	65,142
Johnson Controls International PLC:
3.63%, 7/2/2024 (e)	23,000	22,534
4.50%, 2/15/2047	320,000	279,475
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030	15,000	12,115
Lennox International, Inc. 1.35%, 8/1/2025	25,000	22,805
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	50,000	40,838
3.20%, 7/15/2051	70,000	48,810
4.25%, 12/15/2047	100,000	83,190
Masco Corp.:
2.00%, 2/15/2031	100,000	78,956
3.13%, 2/15/2051	500,000	315,225
4.50%, 5/15/2047	100,000	80,778
Mohawk Industries, Inc. 3.63%, 5/15/2030 (b)	100,000	90,360
Security Description	Principal Amount	Value
Owens Corning:
3.95%, 8/15/2029	$ 70,000	$ 65,075
4.30%, 7/15/2047	100,000	82,085
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	90,000	91,067
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	25,000	25,611
Trane Technologies Luxembourg Finance SA 3.80%, 3/21/2029	100,000	94,206
Vulcan Materials Co.:
4.70%, 3/1/2048	100,000	89,279
5.80%, 3/1/2026	165,000	164,946
		3,740,271
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
1.85%, 2/15/2025	100,000	94,935
4.60%, 6/15/2045	50,000	47,259
		142,194
DIVERSIFIED FINANCIAL SERVICES — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	1,150,000	1,080,298
1.75%, 1/30/2026	225,000	202,070
Series 3NC1, 1.75%, 10/29/2024	150,000	140,914
2.45%, 10/29/2026	150,000	134,093
3.30%, 1/30/2032	150,000	122,622
3.40%, 10/29/2033	150,000	120,762
3.65%, 7/21/2027	150,000	137,712
6.50%, 7/15/2025	500,000	502,905
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	70,000	59,047
Air Lease Corp.:
0.80%, 8/18/2024	85,000	80,108
1.88%, 8/15/2026	100,000	88,870
Series MTN, 2.88%, 1/15/2026	160,000	148,149
3.13%, 12/1/2030	100,000	83,380
3.25%, 3/1/2025	100,000	95,448
3.63%, 4/1/2027	70,000	64,723
Series GMTN, 3.75%, 6/1/2026	150,000	141,882
4.25%, 9/15/2024	25,000	24,418
5.30%, 2/1/2028	150,000	147,406
5.85%, 12/15/2027	250,000	249,550
Aircastle Ltd. 4.25%, 6/15/2026	65,000	61,244
Ally Financial, Inc.:
2.20%, 11/2/2028	100,000	80,037
5.80%, 5/1/2025	215,000	211,483

See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	$ 125,000	$ 123,521
7.10%, 11/15/2027 (b)	200,000	201,782
American Express Co.:
1.65%, 11/4/2026	550,000	489,406
2.25%, 3/4/2025	500,000	474,045
2.50%, 7/30/2024	165,000	159,535
2.55%, 3/4/2027	165,000	150,353
3.00%, 10/30/2024	100,000	96,730
3.95%, 8/1/2025	250,000	242,612
4.20%, 11/6/2025	105,000	102,312
SOFR + 1.76%, 4.42%, 8/3/2033 (c)	250,000	235,715
4.90%, 2/13/2026	45,000	44,563
SOFR + 1.00%, 4.99%, 5/1/2026 (c)	250,000	247,170
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	105,000	100,530
Ameriprise Financial, Inc.:
3.70%, 10/15/2024	50,000	48,761
4.50%, 5/13/2032	70,000	67,040
5.15%, 5/15/2033	60,000	59,656
BGC Partners, Inc. 8.00%, 5/25/2028 (d)	200,000	193,236
BlackRock, Inc.:
1.90%, 1/28/2031	25,000	20,510
2.40%, 4/30/2030	45,000	38,993
3.20%, 3/15/2027	56,000	53,091
3.25%, 4/30/2029	60,000	55,768
4.75%, 5/25/2033	235,000	231,130
Brookfield Capital Finance LLC 6.09%, 6/14/2033	350,000	355,390
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	65,436
3.50%, 3/30/2051	50,000	33,257
3.90%, 1/25/2028	50,000	46,345
4.35%, 4/15/2030	100,000	92,610
4.70%, 9/20/2047	50,000	42,055
4.85%, 3/29/2029	100,000	96,110
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	300,000	257,988
SOFR + 1.27%, 2.62%, 11/2/2032 (b) (c)	300,000	230,805
SOFR + 1.29%, 2.64%, 3/3/2026 (c)	175,000	163,354
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	200,000	170,282
3.30%, 10/30/2024	100,000	96,082
3.75%, 7/28/2026	125,000	116,421
3.80%, 1/31/2028	250,000	230,227
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	250,000	237,130
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	155,000	148,769
Security Description	Principal Amount	Value
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	$ 500,000	$ 477,550
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	750,000	745,305
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	165,000	163,824
Cboe Global Markets, Inc. 1.63%, 12/15/2030 (b)	100,000	78,862
Charles Schwab Corp.:
0.90%, 3/11/2026 (b)	250,000	220,877
1.15%, 5/13/2026 (b)	50,000	44,253
1.65%, 3/11/2031	250,000	191,820
2.00%, 3/20/2028	500,000	432,140
2.30%, 5/13/2031	100,000	79,733
3.20%, 1/25/2028	50,000	45,536
3.45%, 2/13/2026	50,000	47,228
3.85%, 5/21/2025	250,000	240,912
4.00%, 2/1/2029 (b)	50,000	46,877
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	200,000	200,852
CI Financial Corp. 3.20%, 12/17/2030 (b)	250,000	187,562
CME Group, Inc.:
2.65%, 3/15/2032	145,000	123,265
3.75%, 6/15/2028	100,000	95,713
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	55,071
Discover Financial Services:
4.10%, 2/9/2027	75,000	69,755
4.50%, 1/30/2026	50,000	47,784
6.70%, 11/29/2032 (b)	400,000	412,744
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	139,680
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	78,791
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	25,102
2.65%, 9/15/2040	50,000	35,561
3.00%, 6/15/2050	25,000	17,343
3.00%, 9/15/2060	50,000	32,666
3.10%, 9/15/2027	100,000	93,530
3.65%, 5/23/2025	595,000	583,046
3.75%, 12/1/2025	180,000	174,715
4.00%, 9/15/2027	200,000	194,872
4.25%, 9/21/2048	150,000	130,446
4.35%, 6/15/2029	85,000	83,279
4.60%, 3/15/2033	55,000	53,301
4.95%, 6/15/2052	95,000	90,626
5.20%, 6/15/2062	145,000	143,901
Invesco Finance PLC 3.75%, 1/15/2026	50,000	48,234
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	250,000	194,437
2.75%, 10/15/2032 (b)	40,000	30,772

See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 1/23/2030	$ 50,000	$ 45,065
4.85%, 1/15/2027	90,000	88,178
6.50%, 1/20/2043	50,000	50,758
Lazard Group LLC 4.50%, 9/19/2028	100,000	94,665
Mastercard, Inc.:
2.00%, 3/3/2025	100,000	95,084
2.95%, 6/1/2029	100,000	91,082
3.30%, 3/26/2027	30,000	28,658
3.35%, 3/26/2030	50,000	46,613
3.50%, 2/26/2028 (b)	30,000	28,679
3.65%, 6/1/2049	100,000	83,422
3.85%, 3/26/2050	515,000	444,249
3.95%, 2/26/2048	30,000	26,598
4.88%, 3/9/2028	215,000	217,526
Nasdaq, Inc.:
1.65%, 1/15/2031 (b)	200,000	155,212
2.50%, 12/21/2040	250,000	167,765
3.25%, 4/28/2050	40,000	27,062
3.95%, 3/7/2052	500,000	383,920
5.55%, 2/15/2034	750,000	752,962
6.10%, 6/28/2063	750,000	767,460
Nomura Holdings, Inc.:
1.65%, 7/14/2026	150,000	131,954
1.85%, 7/16/2025	200,000	183,008
2.33%, 1/22/2027	500,000	442,445
2.65%, 1/16/2025	500,000	472,575
5.71%, 1/9/2026	500,000	495,670
ORIX Corp.:
2.25%, 3/9/2031 (b)	100,000	82,292
3.70%, 7/18/2027	50,000	47,116
4.00%, 4/13/2032 (b)	100,000	92,585
Raymond James Financial, Inc. 3.75%, 4/1/2051	165,000	124,832
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	85,806
Synchrony Financial:
2.88%, 10/28/2031	150,000	108,666
4.50%, 7/23/2025	50,000	47,254
Visa, Inc.:
0.75%, 8/15/2027	45,000	39,015
1.10%, 2/15/2031	500,000	394,950
1.90%, 4/15/2027	500,000	455,665
2.05%, 4/15/2030	150,000	128,640
2.70%, 4/15/2040	350,000	268,555
2.75%, 9/15/2027 (b)	250,000	232,237
3.65%, 9/15/2047	100,000	84,698
4.15%, 12/14/2035	50,000	47,614
4.30%, 12/14/2045	200,000	185,648
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	47,019
		23,747,008
Security Description	Principal Amount	Value
ELECTRIC — 2.0%
AEP Texas, Inc.:
3.45%, 5/15/2051	$ 50,000	$ 35,703
Series H, 3.45%, 1/15/2050	100,000	72,081
3.80%, 10/1/2047	25,000	18,882
4.70%, 5/15/2032	200,000	191,550
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	79,664
3.80%, 6/15/2049	50,000	39,668
4.25%, 9/15/2048	20,000	17,238
AES Corp.:
1.38%, 1/15/2026	250,000	223,277
2.45%, 1/15/2031	500,000	404,455
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	50,000	39,569
3.13%, 7/15/2051	50,000	34,632
3.85%, 12/1/2042	75,000	61,686
Series A, 4.30%, 7/15/2048	65,000	55,351
Ameren Corp.:
1.75%, 3/15/2028	50,000	42,914
3.65%, 2/15/2026	50,000	47,640
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	40,192
3.80%, 5/15/2028	25,000	23,832
4.15%, 3/15/2046	50,000	41,933
4.50%, 3/15/2049	50,000	45,344
4.95%, 6/1/2033	400,000	396,876
American Electric Power Co., Inc.:
Series N, 1.00%, 11/1/2025	30,000	27,085
5 Year CMT + 2.68%, 3.88%, 2/15/2062 (c)	250,000	200,422
Series J, 4.30%, 12/1/2028	100,000	95,553
5.63%, 3/1/2033	190,000	193,496
5.70%, 8/15/2025	90,000	89,386
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	20,692
Series BB, 4.50%, 8/1/2032	85,000	79,885
7.00%, 4/1/2038	25,000	28,171
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	51,685
3.75%, 5/15/2046	25,000	18,445
4.20%, 8/15/2048	25,000	19,605
4.25%, 3/1/2049	50,000	39,610
4.35%, 11/15/2045	50,000	40,195
Avangrid, Inc. 3.15%, 12/1/2024	50,000	48,032
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	400,000	333,012
5.40%, 6/1/2053	500,000	509,140
6.35%, 10/1/2036	50,000	54,146

See accompanying notes to financial statements.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031 (b)	$ 30,000	$ 23,300
2.85%, 5/15/2051	300,000	194,238
3.25%, 4/15/2028	30,000	27,601
3.70%, 7/15/2030	250,000	229,435
4.25%, 10/15/2050	500,000	404,390
4.50%, 2/1/2045	50,000	42,513
4.60%, 5/1/2053	500,000	428,540
5.15%, 11/15/2043	150,000	139,447
Black Hills Corp.:
3.15%, 1/15/2027	25,000	23,171
3.88%, 10/15/2049	100,000	73,725
4.35%, 5/1/2033	30,000	26,753
5.95%, 3/15/2028	200,000	202,508
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	55,000	46,177
Series Z, 2.40%, 9/1/2026	50,000	45,993
Series AA, 3.00%, 2/1/2027	100,000	93,539
Series AF, 3.35%, 4/1/2051	350,000	262,255
3.95%, 3/1/2048	50,000	41,404
Series AC, 4.25%, 2/1/2049	200,000	174,144
4.95%, 4/1/2033	500,000	499,820
CenterPoint Energy, Inc. 2.65%, 6/1/2031	40,000	33,421
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	16,788
CMS Energy Corp.:
3.45%, 8/15/2027	50,000	46,760
5 Year CMT + 4.12%, 4.75%, 6/1/2050 (c)	50,000	43,072
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	285,000	184,902
Series 130, 3.13%, 3/15/2051	150,000	105,328
Series 132, 3.15%, 3/15/2032	100,000	88,019
Series 123, 3.75%, 8/15/2047	150,000	118,473
4.00%, 3/1/2048	125,000	104,747
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025 (b)	250,000	224,395
Series A, 3.20%, 3/15/2027	150,000	141,211
Series A, 4.15%, 6/1/2045	100,000	84,852
4.90%, 7/1/2033	350,000	348,260
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	200,000	166,530
Security Description	Principal Amount	Value
Series C, 3.00%, 12/1/2060	$ 150,000	$ 94,843
3.20%, 12/1/2051	500,000	347,980
3.60%, 6/15/2061	250,000	181,062
3.70%, 11/15/2059	85,000	62,104
3.85%, 6/15/2046	50,000	38,828
Series 20B, 3.95%, 4/1/2050	250,000	203,860
Series D, 4.00%, 12/1/2028	100,000	95,642
Series A, 4.13%, 5/15/2049	100,000	81,862
4.45%, 3/15/2044	75,000	65,552
4.50%, 5/15/2058	100,000	83,964
Series 06-B, 6.20%, 6/15/2036	25,000	26,335
Constellation Energy Generation LLC:
5.60%, 3/1/2028	125,000	126,171
5.80%, 3/1/2033 (b)	145,000	149,072
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	36,781
3.75%, 2/15/2050	50,000	39,955
4.05%, 5/15/2048	100,000	84,316
4.63%, 5/15/2033	100,000	97,529
4.65%, 3/1/2028	300,000	297,795
Dayton Power & Light Co. 3.95%, 6/15/2049 (b)	30,000	23,371
Dominion Energy South Carolina, Inc. Series A, 2.30%, 12/1/2031	150,000	122,149
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	75,000	67,462
Series C, 2.25%, 8/15/2031	45,000	36,316
Series D, 2.85%, 8/15/2026	25,000	23,175
Series B, 3.30%, 4/15/2041	565,000	419,354
Series C, 3.38%, 4/1/2030	350,000	313,288
4.70%, 12/1/2044	130,000	112,947
5.38%, 11/15/2032	350,000	351,687
DTE Electric Co.:
2.25%, 3/1/2030	500,000	426,575
Series A, 3.00%, 3/1/2032	100,000	86,170
3.70%, 6/1/2046	75,000	58,527
DTE Energy Co.:
Series F, 1.05%, 6/1/2025	70,000	64,131
Series C, 3.40%, 6/15/2029	164,000	146,724
4.88%, 6/1/2028	290,000	283,782
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	129,541
2.55%, 4/15/2031	75,000	63,710

See accompanying notes to financial statements.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.85%, 3/15/2032	$ 155,000	$ 131,871
3.20%, 8/15/2049	100,000	72,102
3.45%, 4/15/2051	90,000	66,029
3.88%, 3/15/2046	150,000	119,370
3.95%, 11/15/2028	100,000	95,610
4.25%, 12/15/2041	130,000	112,653
4.95%, 1/15/2033	250,000	248,400
5.35%, 1/15/2053	500,000	507,145
5.40%, 1/15/2054	750,000	763,845
Duke Energy Corp.:
0.90%, 9/15/2025	350,000	318,514
2.55%, 6/15/2031	100,000	82,788
2.65%, 9/1/2026	50,000	46,244
3.15%, 8/15/2027	100,000	92,447
3.30%, 6/15/2041	850,000	627,376
3.50%, 6/15/2051	100,000	72,516
3.75%, 9/1/2046	250,000	189,900
3.95%, 8/15/2047	150,000	116,026
5.00%, 8/15/2052	500,000	457,605
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	129,664
3.20%, 1/15/2027	250,000	237,057
6.40%, 6/15/2038	50,000	54,891
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	41,502
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	21,262
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	62,277
3.40%, 4/1/2032	145,000	128,183
3.60%, 9/15/2047	50,000	38,424
3.70%, 9/1/2028 (b)	50,000	47,276
4.20%, 8/15/2045	150,000	124,941
Edison International:
3.55%, 11/15/2024	80,000	77,382
4.13%, 3/15/2028	50,000	46,743
5.25%, 11/15/2028	285,000	277,687
6.95%, 11/15/2029	300,000	315,978
Emera U.S. Finance LP 4.75%, 6/15/2046	130,000	105,446
Enel Chile SA 4.88%, 6/12/2028	50,000	48,083
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	62,502
3.35%, 6/15/2052	100,000	71,420
4.20%, 4/1/2049	25,000	20,966
Entergy Corp.:
1.90%, 6/15/2028	125,000	106,685
2.40%, 6/15/2031	150,000	121,501
2.95%, 9/1/2026	50,000	46,171
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	21,724
3.10%, 6/15/2041 (b)	250,000	187,955
3.25%, 4/1/2028	200,000	184,034
4.20%, 4/1/2050	50,000	41,676
Security Description	Principal Amount	Value
Entergy Mississippi LLC:
2.85%, 6/1/2028	$ 25,000	$ 22,428
3.50%, 6/1/2051	145,000	106,737
3.85%, 6/1/2049	125,000	96,985
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	67,308
3.55%, 9/30/2049	25,000	18,558
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	17,633
4.13%, 3/1/2042	30,000	25,237
5.70%, 3/15/2053	135,000	139,055
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	50,000	41,633
Series 2019, 4.13%, 4/1/2049	100,000	81,620
4.20%, 6/15/2047	25,000	20,702
4.20%, 3/15/2048	50,000	41,366
Eversource Energy:
2.90%, 3/1/2027	100,000	92,302
Series L, 2.90%, 10/1/2024	250,000	240,590
3.38%, 3/1/2032	100,000	87,342
Series O, 4.25%, 4/1/2029	25,000	23,817
5.45%, 3/1/2028	160,000	161,123
Exelon Corp.:
2.75%, 3/15/2027	100,000	91,603
3.35%, 3/15/2032	100,000	86,943
3.40%, 4/15/2026	100,000	95,260
3.95%, 6/15/2025	50,000	48,399
4.10%, 3/15/2052	350,000	282,779
4.70%, 4/15/2050	250,000	221,377
5.10%, 6/15/2045	330,000	308,824
5.15%, 3/15/2028	550,000	548,113
5.30%, 3/15/2033	100,000	100,055
5.60%, 3/15/2053	100,000	100,877
Florida Power & Light Co.:
2.45%, 2/3/2032	500,000	421,170
2.85%, 4/1/2025	500,000	480,775
2.88%, 12/4/2051	750,000	518,182
3.15%, 10/1/2049	30,000	21,907
3.95%, 3/1/2048	85,000	71,630
3.99%, 3/1/2049	25,000	21,053
4.05%, 10/1/2044	50,000	42,775
4.13%, 6/1/2048	100,000	86,032
5.10%, 4/1/2033	500,000	508,215
Fortis, Inc. 3.06%, 10/4/2026	50,000	46,152
Georgia Power Co.:
Series A, 2.20%, 9/15/2024	100,000	95,594
Series A, 3.25%, 3/15/2051	570,000	400,932
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	31,471
4.25%, 8/15/2048	15,000	12,617

See accompanying notes to financial statements.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Interstate Power & Light Co.:
3.50%, 9/30/2049	$ 50,000	$ 36,582
3.70%, 9/15/2046	50,000	37,575
4.10%, 9/26/2028	50,000	47,307
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	90,531
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	46,691
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	121,365
National Rural Utilities Cooperative Finance Corp.:
1.00%, 6/15/2026	100,000	88,560
1.35%, 3/15/2031	50,000	38,102
Series MTN, 1.65%, 6/15/2031	200,000	155,386
3.40%, 2/7/2028	50,000	46,593
3.90%, 11/1/2028	100,000	94,277
4.02%, 11/1/2032	50,000	45,769
5.05%, 9/15/2028	500,000	498,345
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	750,000	642,990
2.25%, 6/1/2030	250,000	207,862
2.44%, 1/15/2032	500,000	405,805
2.75%, 11/1/2029	165,000	143,413
3.50%, 4/1/2029	100,000	91,541
3.55%, 5/1/2027	100,000	94,366
4.63%, 7/15/2027	500,000	489,185
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	25,000	22,029
5.05%, 2/28/2033	500,000	493,360
5.25%, 2/28/2053	500,000	482,680
Northern States Power Co.:
2.60%, 6/1/2051	50,000	32,054
2.90%, 3/1/2050	30,000	20,661
3.60%, 9/15/2047	50,000	39,277
5.10%, 5/15/2053	350,000	344,865
NSTAR Electric Co. 3.20%, 5/15/2027 (b)	50,000	46,951
Oglethorpe Power Corp. 5.05%, 10/1/2048	100,000	88,580
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	100,000	78,991
4.00%, 6/1/2049	20,000	16,194
5.00%, 6/1/2033	350,000	344,445
Oklahoma Gas & Electric Co.:
3.80%, 8/15/2028	50,000	47,304
5.40%, 1/15/2033	105,000	106,569
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	70,000	63,244
2.75%, 5/15/2030	75,000	65,785
3.70%, 11/15/2028 (b)	200,000	188,948
Security Description	Principal Amount	Value
3.80%, 9/30/2047	$ 100,000	$ 80,401
4.15%, 6/1/2032	75,000	71,422
5.35%, 10/1/2052	100,000	101,393
7.50%, 9/1/2038	50,000	60,410
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	350,000	274,564
3.25%, 6/1/2031	790,000	642,941
3.30%, 8/1/2040	350,000	236,215
3.45%, 7/1/2025	250,000	236,542
3.50%, 8/1/2050	295,000	188,148
4.20%, 3/1/2029 (b)	70,000	62,929
4.20%, 6/1/2041	55,000	40,940
4.50%, 7/1/2040	250,000	194,400
4.55%, 7/1/2030	250,000	226,255
4.95%, 7/1/2050 (b)	250,000	196,712
5.25%, 3/1/2052	500,000	404,955
6.15%, 1/15/2033	250,000	245,517
PacifiCorp:
2.70%, 9/15/2030	320,000	266,592
2.90%, 6/15/2052	200,000	124,822
3.30%, 3/15/2051	65,000	44,513
5.35%, 12/1/2053	1,100,000	1,002,936
5.50%, 5/15/2054	350,000	328,387
PECO Energy Co.:
3.05%, 3/15/2051	45,000	31,104
3.90%, 3/1/2048	125,000	103,072
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	352,516	334,213
Series A-4, 5.21%, 12/1/2049	500,000	498,765
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	49,556
3.95%, 6/1/2047	50,000	41,771
5.00%, 5/15/2033	145,000	145,383
5.25%, 5/15/2053	585,000	596,185
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	500,000	404,315
Series 34, 3.20%, 3/1/2050	30,000	21,211
3.80%, 6/15/2047	150,000	117,696
Public Service Co. of Oklahoma 5.25%, 1/15/2033	200,000	199,214
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	150,000	135,387
Series MTN, 2.05%, 8/1/2050	50,000	29,529
Series MTN, 3.00%, 3/1/2051 (b)	150,000	105,297
Series MTN, 3.20%, 5/15/2029	50,000	45,200

See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.20%, 8/1/2049	$ 30,000	$ 22,197
Series MTN, 3.60%, 12/1/2047	100,000	78,721
Series MTN, 3.65%, 9/1/2042	50,000	40,393
Series MTN, 3.70%, 5/1/2028	50,000	47,571
4.90%, 12/15/2032	625,000	625,012
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	78,323
2.45%, 11/15/2031	100,000	80,916
Puget Energy, Inc. 4.22%, 3/15/2032	180,000	161,714
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	46,196
4.22%, 6/15/2048	65,000	54,976
5.80%, 3/15/2040	50,000	50,674
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	150,000	120,240
Series WWW, 2.95%, 8/15/2051	350,000	237,713
Series RRR, 3.75%, 6/1/2047	50,000	39,185
Sempra Energy:
3.25%, 6/15/2027	300,000	277,461
3.30%, 4/1/2025	140,000	134,383
3.40%, 2/1/2028	30,000	27,654
3.80%, 2/1/2038	100,000	82,846
4.00%, 2/1/2048	30,000	23,332
5.40%, 8/1/2026	200,000	199,088
5.50%, 8/1/2033	200,000	198,986
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	46,593
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	83,628
2.75%, 2/1/2032	125,000	104,587
2.85%, 8/1/2029	115,000	100,924
Series 20A, 2.95%, 2/1/2051	500,000	327,310
Series C, 3.60%, 2/1/2045	50,000	36,620
3.65%, 2/1/2050	250,000	187,005
Series B, 3.65%, 3/1/2028	100,000	93,429
Series 13-A, 3.90%, 3/15/2043	50,000	39,605
4.00%, 4/1/2047	191,000	152,221
Series A, 4.20%, 3/1/2029	100,000	95,075
4.50%, 9/1/2040	25,000	21,805
5.30%, 3/1/2028	250,000	250,345
5.88%, 12/1/2053	350,000	357,455
Southern Co.:
3.25%, 7/1/2026	250,000	235,370
Security Description	Principal Amount	Value
Series B, 5 Year CMT + 3.73%, 4.00%, 1/15/2051 (c)	$ 500,000	$ 463,980
4.25%, 7/1/2036	250,000	222,727
4.85%, 6/15/2028	500,000	490,905
Southern Power Co.:
0.90%, 1/15/2026	250,000	224,002
Series F, 4.95%, 12/15/2046	150,000	131,116
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	300,000	271,443
Series K, 2.75%, 10/1/2026	50,000	46,015
3.25%, 11/1/2051	250,000	167,895
Series M, 4.10%, 9/15/2028	25,000	23,729
Southwestern Public Service Co. 3.75%, 6/15/2049	100,000	76,743
Tampa Electric Co.:
3.63%, 6/15/2050	150,000	111,357
4.30%, 6/15/2048	50,000	41,784
4.45%, 6/15/2049	25,000	21,131
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	24,019
4.85%, 12/1/2048	50,000	44,191
5.50%, 4/15/2053	200,000	199,176
Union Electric Co.:
2.15%, 3/15/2032	250,000	200,122
3.50%, 3/15/2029	250,000	230,435
4.00%, 4/1/2048	50,000	40,978
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	225,214
Series B, 2.95%, 11/15/2026	30,000	27,779
3.30%, 12/1/2049	50,000	35,906
Series B, 3.75%, 5/15/2027	155,000	148,639
4.60%, 12/1/2048	250,000	222,252
8.88%, 11/15/2038	50,000	66,461
WEC Energy Group, Inc.:
1.80%, 10/15/2030	250,000	198,975
2.20%, 12/15/2028	100,000	86,119
4.75%, 1/9/2026	385,000	379,444
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	50,000	47,487
4.30%, 10/15/2048	25,000	21,600
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	275,000	218,366
4.95%, 4/1/2033	90,000	88,999
Wisconsin Public Service Corp. 5.35%, 11/10/2025	75,000	75,211

See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Xcel Energy, Inc.:
1.75%, 3/15/2027 (b)	$ 500,000	$ 442,545
2.60%, 12/1/2029	100,000	85,576
4.00%, 6/15/2028	50,000	47,727
		49,961,035
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
0.88%, 10/15/2026	65,000	57,304
1.95%, 10/15/2030	50,000	41,442
2.00%, 12/21/2028	200,000	173,274
2.20%, 12/21/2031	700,000	579,768
		851,788
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	43,630
Allegion PLC 3.50%, 10/1/2029	50,000	44,288
Allegion U.S. Holding Co., Inc. 3.55%, 10/1/2027	50,000	46,251
Amphenol Corp.:
2.20%, 9/15/2031 (b)	60,000	48,995
2.80%, 2/15/2030	100,000	87,717
4.35%, 6/1/2029	50,000	48,410
4.75%, 3/30/2026	65,000	64,235
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	48,279
3.88%, 1/12/2028	25,000	23,147
6.13%, 3/1/2026	100,000	99,751
Avnet, Inc. 3.00%, 5/15/2031	100,000	79,974
Flex Ltd.:
3.75%, 2/1/2026	50,000	47,590
4.88%, 6/15/2029	75,000	71,818
6.00%, 1/15/2028	355,000	361,010
Fortive Corp. 3.15%, 6/15/2026	50,000	47,322
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	176,394
1.75%, 9/1/2031	160,000	128,374
1.95%, 6/1/2030	250,000	210,277
2.30%, 8/15/2024	100,000	96,676
2.50%, 11/1/2026	150,000	140,124
2.70%, 8/15/2029 (b)	60,000	53,421
4.25%, 1/15/2029 (b)	160,000	155,760
4.50%, 1/15/2034	175,000	171,153
Hubbell, Inc.:
2.30%, 3/15/2031	60,000	49,446
3.35%, 3/1/2026	50,000	47,586
Jabil, Inc.:
1.70%, 4/15/2026	65,000	58,142
3.60%, 1/15/2030	25,000	22,381
3.95%, 1/12/2028 (b)	25,000	23,353
5.45%, 2/1/2029	155,000	153,974
Security Description	Principal Amount	Value
Keysight Technologies, Inc.:
3.00%, 10/30/2029	$ 50,000	$ 43,828
4.60%, 4/6/2027	30,000	29,584
Trimble, Inc. 4.90%, 6/15/2028	50,000	48,851
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	37,816
3.70%, 2/15/2026	50,000	48,250
4.50%, 2/13/2026	150,000	147,811
		3,005,618
ENTERTAINMENT — 0.2%
Warnermedia Holdings, Inc.:
3.64%, 3/15/2025	500,000	482,360
3.76%, 3/15/2027 (b)	685,000	639,153
4.05%, 3/15/2029	500,000	456,940
4.28%, 3/15/2032	645,000	571,515
5.05%, 3/15/2042	550,000	461,412
5.14%, 3/15/2052	1,250,000	1,019,312
5.39%, 3/15/2062	500,000	406,380
6.41%, 3/15/2026	550,000	550,402
		4,587,474
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	100,000	78,543
2.90%, 7/1/2026	45,000	42,382
3.38%, 11/15/2027	60,000	56,471
3.95%, 5/15/2028	150,000	144,164
4.88%, 4/1/2029	220,000	219,712
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	92,989
2.95%, 1/15/2052	115,000	78,836
3.05%, 4/1/2050	20,000	13,885
3.50%, 5/1/2029	50,000	46,045
Waste Management, Inc.:
0.75%, 11/15/2025 (b)	20,000	18,043
1.15%, 3/15/2028	30,000	25,555
1.50%, 3/15/2031	30,000	23,872
2.00%, 6/1/2029	75,000	64,154
2.50%, 11/15/2050	20,000	12,810
2.95%, 6/1/2041	55,000	40,811
4.63%, 2/15/2030	250,000	246,347
4.63%, 2/15/2033	250,000	244,838
		1,449,457
FOOD — 0.3%
Campbell Soup Co.:
2.38%, 4/24/2030 (b)	15,000	12,629
3.95%, 3/15/2025	100,000	97,257
4.15%, 3/15/2028	50,000	47,920
4.80%, 3/15/2048	20,000	18,100
Conagra Brands, Inc.:
5.30%, 11/1/2038	265,000	254,631
5.40%, 11/1/2048	40,000	38,124

See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Flowers Foods, Inc. 2.40%, 3/15/2031	$ 45,000	$ 36,793
General Mills, Inc.:
3.00%, 2/1/2051	510,000	360,917
3.20%, 2/10/2027 (b)	100,000	94,584
4.20%, 4/17/2028	25,000	24,287
4.95%, 3/29/2033	145,000	143,731
Hershey Co.:
0.90%, 6/1/2025	45,000	41,456
3.20%, 8/21/2025	25,000	24,052
4.25%, 5/4/2028	175,000	173,187
4.50%, 5/4/2033	180,000	178,839
Hormel Foods Corp.:
1.70%, 6/3/2028	570,000	495,290
3.05%, 6/3/2051 (b)	45,000	32,056
Ingredion, Inc. 2.90%, 6/1/2030	100,000	86,374
J M Smucker Co.:
3.38%, 12/15/2027	100,000	93,675
3.55%, 3/15/2050 (b)	25,000	18,366
4.25%, 3/15/2035	50,000	45,538
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
5.75%, 4/1/2033 (b) (d)	250,000	235,445
6.50%, 12/1/2052 (d)	500,000	472,925
Kellogg Co.:
4.30%, 5/15/2028	100,000	96,804
4.50%, 4/1/2046	100,000	88,646
5.25%, 3/1/2033	70,000	70,368
Kraft Heinz Foods Co.:
3.88%, 5/15/2027	750,000	720,150
4.88%, 10/1/2049	750,000	684,037
Kroger Co.:
2.65%, 10/15/2026	50,000	46,352
3.70%, 8/1/2027 (b)	35,000	33,423
3.95%, 1/15/2050	550,000	440,297
4.45%, 2/1/2047	100,000	87,280
4.65%, 1/15/2048	100,000	87,957
McCormick & Co., Inc. 3.40%, 8/15/2027	100,000	93,598
Mondelez International, Inc.:
1.50%, 5/4/2025	60,000	55,978
1.50%, 2/4/2031	40,000	31,453
1.88%, 10/15/2032 (b)	75,000	58,317
2.63%, 3/17/2027	200,000	184,680
2.63%, 9/4/2050	35,000	22,631
2.75%, 4/13/2030	35,000	30,682
3.00%, 3/17/2032	200,000	173,214
Pilgrim's Pride Corp. 6.25%, 7/1/2033	145,000	141,059
Sysco Corp.:
2.40%, 2/15/2030 (b)	10,000	8,530
2.45%, 12/14/2031	145,000	118,562
3.15%, 12/14/2051	500,000	346,150
3.25%, 7/15/2027	50,000	46,726
Security Description	Principal Amount	Value
3.30%, 7/15/2026	$ 100,000	$ 94,528
3.30%, 2/15/2050 (b)	10,000	7,163
3.75%, 10/1/2025	5,000	4,835
4.45%, 3/15/2048	50,000	42,661
4.85%, 10/1/2045	5,000	4,448
6.60%, 4/1/2050	250,000	285,027
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	141,064
4.55%, 6/2/2047	285,000	238,237
		7,511,033
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	200,000	183,798
4.50%, 8/1/2024	50,000	49,192
Fibria Overseas Finance Ltd. 5.50%, 1/17/2027 (b)	25,000	25,025
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	28,224
International Paper Co. 4.35%, 8/15/2048	27,000	22,763
Suzano Austria GmbH:
2.50%, 9/15/2028	125,000	106,256
Series DM3N, 3.13%, 1/15/2032 (b)	80,000	64,108
3.75%, 1/15/2031	150,000	128,105
		607,471
GAS — 0.1%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	78,815
2.63%, 9/15/2029	200,000	176,100
3.00%, 6/15/2027	150,000	140,541
4.15%, 1/15/2043	25,000	21,551
CenterPoint Energy Resources Corp. 5.25%, 3/1/2028 (b)	250,000	250,150
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	46,042
5.50%, 1/15/2026	30,000	29,539
NiSource, Inc.:
0.95%, 8/15/2025	560,000	511,112
1.70%, 2/15/2031	100,000	78,347
2.95%, 9/1/2029	100,000	87,603
3.49%, 5/15/2027	50,000	47,115
4.38%, 5/15/2047	150,000	128,373
4.80%, 2/15/2044	30,000	27,282
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	77,461
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	190,000	155,298
5.05%, 5/15/2052	750,000	676,282
Southern California Gas Co.:
2.95%, 4/15/2027	110,000	102,657
3.15%, 9/15/2024	25,000	24,230

See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 6/15/2025	$ 50,000	$ 47,861
3.75%, 9/15/2042	30,000	23,527
Series VV, 4.30%, 1/15/2049	50,000	41,916
Series MM, 5.13%, 11/15/2040	25,000	23,978
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	500,000	393,120
4.40%, 5/30/2047	150,000	124,606
Southwest Gas Corp.:
3.70%, 4/1/2028	25,000	23,190
4.05%, 3/15/2032	90,000	81,003
5.45%, 3/23/2028	165,000	164,479
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	37,451
		3,619,629
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 4.63%, 6/15/2028	50,000	47,593
Regal Rexnord Corp.:
6.05%, 2/15/2026 (d)	500,000	500,950
6.05%, 4/15/2028 (d)	500,000	496,815
6.40%, 4/15/2033 (d)	500,000	499,070
Snap-on, Inc. 3.10%, 5/1/2050	70,000	51,897
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	100,000	59,583
3.40%, 3/1/2026 (b)	35,000	33,186
5 Year CMT + 2.66%, 4.00%, 3/15/2060 (c)	30,000	22,877
4.25%, 11/15/2028	100,000	95,255
6.27%, 3/6/2026	250,000	252,220
		2,059,446
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.40%, 6/30/2030 (b)	500,000	411,325
2.95%, 3/15/2025	75,000	72,602
3.75%, 11/30/2026	85,000	82,921
4.75%, 11/30/2036	250,000	250,825
4.75%, 4/15/2043	25,000	24,543
4.90%, 11/30/2046	150,000	151,207
Baxter International, Inc.:
1.32%, 11/29/2024	600,000	562,896
1.73%, 4/1/2031	45,000	34,883
1.92%, 2/1/2027	600,000	533,142
2.27%, 12/1/2028	500,000	428,850
3.13%, 12/1/2051 (b)	250,000	165,440
3.50%, 8/15/2046	50,000	34,798
Boston Scientific Corp.:
1.90%, 6/1/2025	65,000	60,943
2.65%, 6/1/2030	100,000	87,147
4.55%, 3/1/2039	50,000	46,382
Security Description	Principal Amount	Value
4.70%, 3/1/2049 (b)	$ 35,000	$ 32,902
Danaher Corp. 2.60%, 10/1/2050	565,000	380,403
DH Europe Finance II Sarl:
2.20%, 11/15/2024	50,000	47,863
2.60%, 11/15/2029 (b)	30,000	26,409
3.25%, 11/15/2039	50,000	40,736
3.40%, 11/15/2049	50,000	39,160
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025	500,000	500,520
5.65%, 11/15/2027	500,000	505,800
5.86%, 3/15/2030	550,000	564,943
5.91%, 11/22/2032	500,000	522,810
6.38%, 11/22/2052	500,000	556,125
Medtronic Global Holdings SCA 4.25%, 3/30/2028	155,000	151,399
Medtronic, Inc.:
4.38%, 3/15/2035	54,000	51,837
4.63%, 3/15/2045	345,000	335,230
Revvity, Inc.:
2.25%, 9/15/2031	105,000	84,372
2.55%, 3/15/2031	85,000	69,831
3.30%, 9/15/2029	65,000	58,135
Smith & Nephew PLC 2.03%, 10/14/2030	50,000	40,487
Stryker Corp.:
1.15%, 6/15/2025	50,000	46,089
1.95%, 6/15/2030 (b)	50,000	41,794
2.90%, 6/15/2050	25,000	17,331
3.38%, 11/1/2025	25,000	23,927
3.50%, 3/15/2026	25,000	23,969
3.65%, 3/7/2028	50,000	47,547
4.63%, 3/15/2046	25,000	23,266
Thermo Fisher Scientific, Inc.:
1.22%, 10/18/2024	900,000	851,139
4.10%, 8/15/2047	100,000	89,480
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	100,000	82,982
		8,204,390
HEALTH CARE SERVICES — 0.7%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	250,000	164,735
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	37,569
Aetna, Inc.:
3.88%, 8/15/2047	100,000	78,041
4.13%, 11/15/2042	25,000	20,585
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	49,271

See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ascension Health 3.95%, 11/15/2046	$ 150,000	$ 126,066
Banner Health 2.34%, 1/1/2030	40,000	34,201
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	25,000	19,948
Centene Corp.:
2.50%, 3/1/2031	500,000	398,695
4.63%, 12/15/2029	500,000	460,695
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050 (b)	15,000	9,592
CommonSpirit Health:
2.76%, 10/1/2024	250,000	240,680
4.19%, 10/1/2049 (b)	250,000	204,380
4.35%, 11/1/2042	25,000	21,427
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	41,767
Elevance Health, Inc.:
1.50%, 3/15/2026	600,000	542,634
2.25%, 5/15/2030	265,000	222,054
2.38%, 1/15/2025	20,000	19,018
2.55%, 3/15/2031	100,000	84,122
3.13%, 5/15/2050	270,000	189,332
3.35%, 12/1/2024	50,000	48,378
3.50%, 8/15/2024	25,000	24,365
3.60%, 3/15/2051	305,000	233,468
3.65%, 12/1/2027	130,000	122,842
4.10%, 3/1/2028	100,000	96,058
4.10%, 5/15/2032	200,000	186,510
4.38%, 12/1/2047	130,000	113,374
4.55%, 3/1/2048	50,000	43,984
4.65%, 1/15/2043	50,000	45,651
4.75%, 2/15/2033	250,000	243,070
5.13%, 2/15/2053	500,000	483,880
HCA, Inc.:
2.38%, 7/15/2031	650,000	519,987
3.13%, 3/15/2027 (d)	45,000	41,324
3.50%, 7/15/2051	650,000	447,642
3.63%, 3/15/2032 (d)	650,000	564,375
4.13%, 6/15/2029	35,000	32,416
4.50%, 2/15/2027	50,000	48,289
4.63%, 3/15/2052 (d)	500,000	410,570
5.13%, 6/15/2039	275,000	255,167
5.25%, 4/15/2025	60,000	59,229
5.25%, 6/15/2026	65,000	64,310
5.25%, 6/15/2049	100,000	90,424
5.50%, 6/15/2047	65,000	61,038
5.90%, 6/1/2053	750,000	743,580
Humana, Inc.:
2.15%, 2/3/2032	350,000	276,164
3.70%, 3/23/2029	105,000	96,172
4.80%, 3/15/2047	100,000	90,065
Security Description	Principal Amount	Value
4.95%, 10/1/2044	$ 50,000	$ 45,748
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	25,000	16,746
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	41,106
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	135,000	99,095
Series 2021, 3.00%, 6/1/2051	135,000	94,659
Series 2019, 3.27%, 11/1/2049	105,000	78,081
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	70,000	62,448
2.30%, 12/1/2024	100,000	95,058
2.70%, 6/1/2031 (b)	100,000	84,744
2.95%, 12/1/2029	100,000	87,848
3.25%, 9/1/2024	100,000	96,876
4.70%, 2/1/2045	25,000	21,686
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	80,547
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	67,847
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	55,000	38,190
4.13%, 7/1/2052	25,000	21,204
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	42,272
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	30,924
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	35,000	26,988
New York & Presbyterian Hospital:
2.26%, 8/1/2040	50,000	33,837
Series 2019, 3.95%, 8/1/2119	35,000	25,299
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	41,095
Novant Health, Inc. 3.17%, 11/1/2051	85,000	60,980
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	70,510

See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Orlando Health Obligated Group 3.33%, 10/1/2050	$ 25,000	$ 18,270
Providence St Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029 (b)	80,000	67,370
5.40%, 10/1/2033	250,000	248,595
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	30,789
4.20%, 6/30/2029	100,000	96,590
4.70%, 3/30/2045	25,000	22,014
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	50,000	38,185
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	45,478
Series 20A, 3.36%, 8/15/2050	55,000	39,529
5.16%, 8/15/2033	180,000	179,674
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	35,414
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	100,000	90,466
1.25%, 1/15/2026	35,000	31,977
2.00%, 5/15/2030	305,000	256,847
2.30%, 5/15/2031	100,000	84,546
2.75%, 5/15/2040	300,000	222,753
2.90%, 5/15/2050	200,000	139,932
3.05%, 5/15/2041	350,000	269,853
3.10%, 3/15/2026	50,000	47,823
3.13%, 5/15/2060 (b)	100,000	69,700
3.25%, 5/15/2051	100,000	74,413
3.38%, 4/15/2027	100,000	95,034
3.50%, 8/15/2039	200,000	167,670
3.70%, 12/15/2025 (b)	10,000	9,646
3.75%, 7/15/2025	305,000	296,896
3.75%, 10/15/2047	50,000	41,118
3.88%, 12/15/2028	15,000	14,391
4.25%, 1/15/2029	750,000	728,707
4.25%, 4/15/2047	100,000	87,574
4.63%, 7/15/2035	200,000	195,666
4.75%, 7/15/2045	230,000	219,924
4.75%, 5/15/2052	500,000	474,720
5.15%, 10/15/2025	45,000	45,122
5.20%, 4/15/2063	750,000	748,147
5.25%, 2/15/2028	145,000	147,832
5.35%, 2/15/2033	700,000	727,265
5.88%, 2/15/2053	500,000	554,660
6.88%, 2/15/2038	25,000	29,819
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	550,000	349,250
		16,814,591
Security Description	Principal Amount	Value
HOME BUILDERS — 0.0% (a)
DR Horton, Inc. 2.50%, 10/15/2024	$ 100,000	$ 95,777
Lennar Corp. 4.75%, 11/29/2027	250,000	243,090
MDC Holdings, Inc. 3.97%, 8/6/2061	200,000	119,698
NVR, Inc. 3.00%, 5/15/2030	130,000	112,653
PulteGroup, Inc. 5.00%, 1/15/2027 (b)	250,000	246,512
		817,730
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029	100,000	95,174
Whirlpool Corp.:
2.40%, 5/15/2031	25,000	20,304
4.50%, 6/1/2046	25,000	20,280
4.60%, 5/15/2050 (b)	50,000	41,534
4.75%, 2/26/2029 (b)	60,000	58,517
5.50%, 3/1/2033	100,000	99,812
		335,621
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	55,000	48,063
4.60%, 3/1/2028	145,000	145,940
4.80%, 3/2/2026	120,000	120,508
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (b)	95,000	78,069
2.00%, 12/1/2024	45,000	42,935
2.38%, 12/1/2029 (b)	40,000	34,574
3.13%, 12/1/2049	60,000	43,845
4.38%, 5/15/2028	115,000	113,319
4.65%, 5/15/2033 (b)	125,000	122,959
Haleon U.K. Capital PLC 3.13%, 3/24/2025	550,000	525,668
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	250,000	234,040
3.63%, 3/24/2032	250,000	224,202
Kenvue, Inc.:
4.90%, 3/22/2033 (d)	500,000	505,580
5.05%, 3/22/2053 (d)	750,000	764,557
5.35%, 3/22/2026 (d)	500,000	503,590
Procter & Gamble Co.:
1.00%, 4/23/2026	500,000	452,635
1.20%, 10/29/2030	300,000	242,568
1.90%, 2/1/2027	500,000	457,845
2.45%, 11/3/2026	150,000	140,498
3.00%, 3/25/2030	100,000	92,600
3.95%, 1/26/2028	500,000	491,570
4.05%, 1/26/2033 (b)	200,000	197,638
Unilever Capital Corp.:
0.63%, 8/12/2024	100,000	94,679
1.38%, 9/14/2030	100,000	80,194

See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
1.75%, 8/12/2031 (b)	$ 140,000	$ 113,184
2.00%, 7/28/2026	100,000	92,306
2.90%, 5/5/2027	150,000	140,292
3.10%, 7/30/2025 (b)	50,000	48,049
		6,151,907
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 5.75%, 3/15/2033	250,000	255,072
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	40,000	33,057
5.60%, 11/15/2032	95,000	100,352
Clorox Co.:
3.10%, 10/1/2027	50,000	46,320
3.90%, 5/15/2028	50,000	47,661
4.40%, 5/1/2029	200,000	194,512
Kimberly-Clark Corp.:
1.05%, 9/15/2027	15,000	12,956
2.00%, 11/2/2031	250,000	206,440
2.75%, 2/15/2026	25,000	23,703
3.10%, 3/26/2030	40,000	36,510
3.20%, 4/25/2029	100,000	92,818
3.90%, 5/4/2047	50,000	42,757
3.95%, 11/1/2028 (b)	55,000	53,386
4.50%, 2/16/2033	100,000	99,872
		1,245,416
INSURANCE — 0.6%
Aflac, Inc.:
1.13%, 3/15/2026	105,000	94,089
4.75%, 1/15/2049	75,000	69,981
Alleghany Corp. 4.90%, 9/15/2044	50,000	46,457
Allstate Corp.:
1.45%, 12/15/2030 (b)	250,000	194,195
3.85%, 8/10/2049	125,000	97,330
4.20%, 12/15/2046	50,000	40,934
5.25%, 3/30/2033 (b)	195,000	194,374
American Financial Group, Inc. 4.50%, 6/15/2047	100,000	81,577
American International Group, Inc.:
2.50%, 6/30/2025	400,000	377,064
3.90%, 4/1/2026	15,000	14,418
4.38%, 6/30/2050	315,000	266,477
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	100,000	96,892
Aon Corp. 3.75%, 5/2/2029	100,000	92,563
Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/2031	645,000	532,673
Aon Global Ltd. 3.88%, 12/15/2025	150,000	144,567
Security Description	Principal Amount	Value
Arch Capital Group Ltd. 3.64%, 6/30/2050	$ 105,000	$ 77,301
Assurant, Inc.:
2.65%, 1/15/2032	600,000	448,434
4.90%, 3/27/2028 (b)	50,000	47,871
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	40,000	27,466
Athene Holding Ltd.:
3.45%, 5/15/2052	500,000	307,610
3.50%, 1/15/2031 (b)	150,000	123,552
4.13%, 1/12/2028	100,000	91,164
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	22,799
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	80,000	65,115
1.85%, 3/12/2030 (b)	10,000	8,502
2.30%, 3/15/2027 (b)	200,000	186,888
2.50%, 1/15/2051	110,000	72,179
2.85%, 10/15/2050	340,000	236,810
2.88%, 3/15/2032	200,000	176,160
3.85%, 3/15/2052	550,000	454,976
4.20%, 8/15/2048	100,000	90,110
4.25%, 1/15/2049	150,000	136,551
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	55,000	52,988
4.50%, 2/11/2043	180,000	173,552
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	137,908
4.70%, 6/22/2047	150,000	114,208
Brown & Brown, Inc.:
2.38%, 3/15/2031	150,000	120,975
4.20%, 3/17/2032	65,000	58,395
4.50%, 3/15/2029	50,000	47,201
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	150,000	119,103
3.05%, 12/15/2061	500,000	336,725
3.35%, 5/3/2026	250,000	240,370
4.15%, 3/13/2043	25,000	21,514
4.35%, 11/3/2045	125,000	113,177
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	80,106
3.45%, 8/15/2027	100,000	92,972
4.50%, 3/1/2026	25,000	24,269
Corebridge Financial, Inc.:
3.50%, 4/4/2025	500,000	476,485
3.65%, 4/5/2027	500,000	464,840
Enstar Group Ltd. 4.95%, 6/1/2029	50,000	46,636
Equitable Holdings, Inc.:
4.35%, 4/20/2028	150,000	140,517
5.00%, 4/20/2048	100,000	86,104
5.59%, 1/11/2033	100,000	98,227

See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	$ 500,000	$ 354,825
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	70,000	59,023
4.85%, 4/17/2028	100,000	96,137
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	100,000	78,458
3.20%, 9/17/2051	250,000	145,927
4.50%, 8/15/2028	50,000	47,578
First American Financial Corp. 4.60%, 11/15/2024	25,000	24,446
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	78,884
4.55%, 9/15/2028	25,000	24,143
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	15,000	11,857
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	70,000	60,453
2.90%, 9/15/2051	325,000	212,729
4.40%, 3/15/2048	100,000	83,267
Kemper Corp. 2.40%, 9/30/2030	100,000	78,475
Lincoln National Corp.:
3.05%, 1/15/2030 (b)	100,000	82,614
3.40%, 3/1/2032	250,000	202,015
3.80%, 3/1/2028 (b)	35,000	31,630
4.35%, 3/1/2048	50,000	36,103
6.30%, 10/9/2037	50,000	49,279
Loews Corp.:
3.20%, 5/15/2030	15,000	13,341
3.75%, 4/1/2026	50,000	48,485
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	64,155
3.70%, 3/16/2032	200,000	181,952
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	50,000	46,806
Markel Group, Inc.:
3.45%, 5/7/2052	135,000	95,087
3.50%, 11/1/2027	50,000	46,494
4.15%, 9/17/2050	50,000	39,079
5.00%, 5/20/2049	30,000	27,006
Marsh & McLennan Cos., Inc.:
2.38%, 12/15/2031	615,000	503,248
3.75%, 3/14/2026	25,000	24,243
4.38%, 3/15/2029	250,000	242,917
Mercury General Corp. 4.40%, 3/15/2027	50,000	47,272
MetLife, Inc.:
4.05%, 3/1/2045	150,000	125,605
4.88%, 11/13/2043	200,000	185,074
5.25%, 1/15/2054	500,000	486,770
Security Description	Principal Amount	Value
6.40%, 12/15/2066	$ 100,000	$ 99,940
Old Republic International Corp. 3.85%, 6/11/2051	85,000	61,144
Principal Financial Group, Inc.:
2.13%, 6/15/2030 (b)	150,000	121,860
3.70%, 5/15/2029	50,000	45,861
5.38%, 3/15/2033	140,000	139,083
Progressive Corp.:
2.50%, 3/15/2027	40,000	36,754
3.00%, 3/15/2032	50,000	43,696
4.00%, 3/1/2029 (b)	50,000	47,918
4.20%, 3/15/2048	100,000	85,468
4.95%, 6/15/2033	400,000	397,052
Prudential Financial, Inc.:
5 Year CMT + 3.04%, 3.70%, 10/1/2050 (c)	600,000	503,682
Series MTN, 3.70%, 3/13/2051	100,000	76,753
3.94%, 12/7/2049	100,000	79,669
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (c)	170,000	155,893
Series MTN, 4.60%, 5/15/2044	75,000	66,162
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	200,000	195,336
Series MTN, 6.63%, 6/21/2040	25,000	27,486
5 Year CMT + 2.85%, 6.75%, 3/1/2053 (b) (c)	160,000	161,115
Prudential Funding Asia PLC 3.63%, 3/24/2032	150,000	133,569
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	30,058
3.90%, 5/15/2029	50,000	45,525
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	27,881
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	250,000	244,855
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	6,441
3.05%, 6/8/2051	250,000	178,302
3.75%, 5/15/2046	10,000	7,963
4.00%, 5/30/2047	80,000	67,304
4.05%, 3/7/2048	100,000	84,003
4.10%, 3/4/2049	100,000	85,194
5.45%, 5/25/2053	115,000	120,359
Series MTN, 6.25%, 6/15/2037	25,000	27,678
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	25,074
Unum Group:
4.00%, 6/15/2029	70,000	64,387

See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 6/15/2051	$ 100,000	$ 73,617
4.50%, 12/15/2049	15,000	11,503
W R Berkley Corp.:
3.55%, 3/30/2052	100,000	71,134
4.00%, 5/12/2050	45,000	35,285
Willis North America, Inc.:
3.88%, 9/15/2049	70,000	50,917
4.50%, 9/15/2028	50,000	47,676
4.65%, 6/15/2027	100,000	97,198
5.35%, 5/15/2033	250,000	243,892
		16,023,415
INTERNET — 0.5%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041	500,000	335,535
3.15%, 2/9/2051	100,000	64,692
3.40%, 12/6/2027 (b)	200,000	185,794
3.60%, 11/28/2024	75,000	72,619
4.20%, 12/6/2047	260,000	204,386
Alphabet, Inc.:
1.10%, 8/15/2030 (b)	165,000	133,462
2.00%, 8/15/2026	250,000	231,360
2.05%, 8/15/2050	250,000	156,100
Amazon.com, Inc.:
0.80%, 6/3/2025 (b)	815,000	753,476
1.00%, 5/12/2026	150,000	134,881
1.50%, 6/3/2030	235,000	193,283
1.65%, 5/12/2028 (b)	150,000	131,079
2.10%, 5/12/2031	150,000	126,092
2.50%, 6/3/2050	390,000	258,972
2.70%, 6/3/2060	280,000	179,802
2.80%, 8/22/2024	100,000	97,249
2.88%, 5/12/2041	150,000	115,748
3.00%, 4/13/2025	200,000	193,038
3.10%, 5/12/2051	150,000	111,777
3.15%, 8/22/2027	100,000	94,100
3.25%, 5/12/2061	150,000	108,629
3.30%, 4/13/2027	250,000	238,385
3.45%, 4/13/2029	200,000	188,386
3.60%, 4/13/2032	250,000	233,012
3.80%, 12/5/2024	30,000	29,444
3.88%, 8/22/2037	125,000	114,148
3.95%, 4/13/2052	500,000	434,785
4.05%, 8/22/2047	125,000	112,005
4.25%, 8/22/2057	150,000	135,291
4.55%, 12/1/2027	250,000	248,377
4.60%, 12/1/2025	800,000	794,024
4.65%, 12/1/2029 (b)	500,000	501,305
4.70%, 11/29/2024	500,000	497,160
4.70%, 12/1/2032	500,000	503,730
4.95%, 12/5/2044	125,000	126,489
5.20%, 12/3/2025	50,000	50,151
Baidu, Inc.:
1.63%, 2/23/2027	200,000	175,812
2.38%, 8/23/2031	200,000	162,598
Security Description	Principal Amount	Value
Booking Holdings, Inc.:
3.60%, 6/1/2026	$ 250,000	$ 241,117
4.63%, 4/13/2030	100,000	97,522
eBay, Inc.:
1.40%, 5/10/2026	100,000	90,323
1.90%, 3/11/2025	140,000	131,687
2.60%, 5/10/2031	100,000	83,611
2.70%, 3/11/2030 (b)	100,000	85,916
3.45%, 8/1/2024	25,000	24,449
3.65%, 5/10/2051	50,000	36,651
Expedia Group, Inc.:
2.95%, 3/15/2031 (b)	555,000	469,730
3.25%, 2/15/2030	35,000	30,446
3.80%, 2/15/2028	50,000	46,811
4.63%, 8/1/2027	590,000	572,518
Meta Platforms, Inc.:
3.50%, 8/15/2027	550,000	522,219
3.85%, 8/15/2032	500,000	464,395
4.45%, 8/15/2052	750,000	653,122
4.60%, 5/15/2028 (b)	250,000	247,380
4.95%, 5/15/2033	250,000	249,642
5.60%, 5/15/2053	500,000	513,425
VeriSign, Inc. 2.70%, 6/15/2031 (b)	80,000	66,620
		13,054,760
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
2.15%, 7/15/2026	750,000	651,180
2.88%, 6/15/2028	500,000	413,690
3.88%, 1/15/2026	100,000	92,794
4.25%, 3/1/2025	50,000	47,741
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	100,000	85,650
Blackstone Private Credit Fund:
2.63%, 12/15/2026	200,000	170,874
7.05%, 9/29/2025	200,000	199,524
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	100,000	82,010
3.63%, 1/15/2026	150,000	137,916
FS KKR Capital Corp.:
3.40%, 1/15/2026	250,000	227,225
4.13%, 2/1/2025 (b)	100,000	94,991
Golub Capital BDC, Inc. 2.50%, 8/24/2026	160,000	138,675
Main Street Capital Corp. 3.00%, 7/14/2026	85,000	74,782
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	100,000	86,117
Owl Rock Capital Corp.:
3.40%, 7/15/2026	250,000	221,610
4.00%, 3/30/2025	50,000	46,987

See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
OWL Rock Core Income Corp. 7.95%, 6/13/2028 (d)	$ 200,000	$ 200,482
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	500,000	414,465
Prospect Capital Corp. 3.44%, 10/15/2028	100,000	77,024
		3,463,737
IRON/STEEL — 0.0% (a)
ArcelorMittal SA:
6.55%, 11/29/2027	200,000	205,526
6.80%, 11/29/2032	175,000	179,763
Nucor Corp.:
2.00%, 6/1/2025	15,000	14,028
2.70%, 6/1/2030	15,000	13,023
2.98%, 12/15/2055	50,000	32,016
3.13%, 4/1/2032	90,000	77,913
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	40,000	36,554
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	8,542
2.80%, 12/15/2024	25,000	23,871
3.25%, 10/15/2050	20,000	13,268
3.45%, 4/15/2030	40,000	35,588
Vale Overseas Ltd. 6.88%, 11/10/2039	300,000	314,733
		954,825
IT SERVICES — 0.1%
Apple, Inc.:
4.00%, 5/10/2028 (b)	925,000	909,312
4.30%, 5/10/2033 (b)	200,000	198,990
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	250,000	247,613
		1,355,915
LEISURE TIME — 0.0% (a)
Brunswick Corp. 4.40%, 9/15/2032 (b)	250,000	217,848
LODGING — 0.0% (a)
Choice Hotels International, Inc. 3.70%, 12/1/2029	50,000	43,163
Hyatt Hotels Corp.:
4.38%, 9/15/2028	50,000	47,237
5.75%, 1/30/2027	190,000	189,550
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	500,000	431,765
3.75%, 3/15/2025	25,000	24,205
5.00%, 10/15/2027	55,000	54,598
Security Description	Principal Amount	Value
Series EE, 5.75%, 5/1/2025	$ 290,000	$ 290,768
		1,081,286
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	30,000	27,187
0.90%, 3/2/2026	600,000	539,862
3.40%, 5/13/2025	750,000	726,630
3.65%, 8/12/2025	500,000	485,360
4.35%, 5/15/2026	750,000	738,277
Caterpillar, Inc.:
2.60%, 9/19/2029 (b)	100,000	89,919
2.60%, 4/9/2030 (b)	95,000	84,370
3.25%, 4/9/2050	125,000	98,439
3.80%, 8/15/2042	125,000	109,561
4.75%, 5/15/2064	25,000	23,798
Oshkosh Corp. 3.10%, 3/1/2030	10,000	8,744
		2,932,147
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	150,000	132,789
4.55%, 4/10/2028	125,000	121,037
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	15,000	14,094
Deere & Co.:
2.88%, 9/7/2049	35,000	26,345
3.90%, 6/9/2042	225,000	203,904
Flowserve Corp.:
2.80%, 1/15/2032	75,000	59,749
3.50%, 10/1/2030	35,000	29,947
IDEX Corp.:
2.63%, 6/15/2031	100,000	83,635
3.00%, 5/1/2030	25,000	21,969
John Deere Capital Corp.:
Series MTN, 0.63%, 9/10/2024	55,000	51,992
Series MTN, 0.70%, 1/15/2026	100,000	89,968
Series MTN, 1.25%, 1/10/2025	500,000	471,615
Series MTN, 1.30%, 10/13/2026	300,000	266,901
1.45%, 1/15/2031	70,000	55,884
Series MTN, 1.50%, 3/6/2028	100,000	86,296
Series MTN, 2.25%, 9/14/2026	100,000	92,109
Series MTN, 2.80%, 7/18/2029 (b)	50,000	44,848
3.35%, 4/18/2029 (b)	100,000	93,014

See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.40%, 9/11/2025	$ 25,000	$ 24,066
Series MTN, 3.45%, 3/13/2025	100,000	97,140
4.55%, 10/11/2024	110,000	108,996
4.70%, 6/10/2030	750,000	745,177
4.80%, 1/9/2026	500,000	498,340
nVent Finance Sarl:
2.75%, 11/15/2031	50,000	39,936
4.55%, 4/15/2028	50,000	46,879
Otis Worldwide Corp.:
2.06%, 4/5/2025	600,000	565,722
2.57%, 2/15/2030	250,000	215,590
3.11%, 2/15/2040	250,000	193,240
Rockwell Automation, Inc.:
3.50%, 3/1/2029 (b)	85,000	80,010
4.20%, 3/1/2049	250,000	223,620
Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/2028	300,000	290,592
Xylem, Inc. 1.95%, 1/30/2028	45,000	39,496
		5,114,900
MEDIA — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	350,000	264,799
2.80%, 4/1/2031	290,000	233,734
3.50%, 6/1/2041	500,000	337,770
3.70%, 4/1/2051	730,000	463,265
3.85%, 4/1/2061	100,000	60,741
3.90%, 6/1/2052	100,000	65,153
4.20%, 3/15/2028	250,000	234,430
4.40%, 4/1/2033 (b)	315,000	276,564
4.40%, 12/1/2061	100,000	67,265
4.80%, 3/1/2050	155,000	116,639
4.91%, 7/23/2025	50,000	49,033
5.05%, 3/30/2029	100,000	95,352
5.25%, 4/1/2053	750,000	605,340
5.38%, 5/1/2047	150,000	123,959
6.48%, 10/23/2045	185,000	174,190
Comcast Corp.:
1.50%, 2/15/2031 (b)	150,000	119,388
1.95%, 1/15/2031	70,000	57,231
2.45%, 8/15/2052	115,000	70,334
2.65%, 8/15/2062	75,000	44,612
2.80%, 1/15/2051	805,000	532,346
2.89%, 11/1/2051	350,000	234,752
2.94%, 11/1/2056	500,000	325,705
2.99%, 11/1/2063	550,000	348,474
3.15%, 3/1/2026	225,000	215,651
3.15%, 2/15/2028 (b)	200,000	186,678
3.20%, 7/15/2036	250,000	205,433
Security Description	Principal Amount	Value
3.30%, 2/1/2027	$ 150,000	$ 142,401
3.30%, 4/1/2027	100,000	94,586
3.40%, 4/1/2030	550,000	505,714
3.40%, 7/15/2046	100,000	75,868
3.75%, 4/1/2040	250,000	210,613
3.90%, 3/1/2038	150,000	130,314
3.95%, 10/15/2025	350,000	341,057
4.00%, 11/1/2049	69,000	57,278
4.15%, 10/15/2028	250,000	242,245
4.20%, 8/15/2034	100,000	93,222
4.25%, 10/15/2030	50,000	48,154
4.25%, 1/15/2033	50,000	47,542
4.60%, 10/15/2038	305,000	284,379
4.65%, 2/15/2033	500,000	496,655
4.65%, 7/15/2042	75,000	69,179
4.70%, 10/15/2048	500,000	470,165
4.95%, 10/15/2058	105,000	100,966
5.35%, 5/15/2053	500,000	508,380
5.50%, 11/15/2032	605,000	628,698
5.50%, 5/15/2064	750,000	760,012
Discovery Communications LLC:
3.95%, 3/20/2028	30,000	27,929
4.00%, 9/15/2055	265,000	175,629
4.65%, 5/15/2050	250,000	189,903
5.20%, 9/20/2047	100,000	82,415
Fox Corp.:
4.71%, 1/25/2029	40,000	38,899
5.48%, 1/25/2039	275,000	256,982
5.58%, 1/25/2049	25,000	23,378
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	43,088
6.13%, 1/31/2046 (b)	100,000	99,067
Paramount Global:
2.90%, 1/15/2027	125,000	112,439
3.70%, 6/1/2028	50,000	44,501
4.20%, 6/1/2029 (b)	200,000	178,364
4.38%, 3/15/2043	25,000	17,674
4.75%, 5/15/2025	111,000	108,384
4.95%, 1/15/2031 (b)	250,000	225,822
4.95%, 5/19/2050 (b)	200,000	149,928
5.85%, 9/1/2043	200,000	170,578
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	47,551
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	74,636
5.50%, 9/1/2041	425,000	355,083
5.88%, 11/15/2040	50,000	44,232
6.75%, 6/15/2039	50,000	48,035
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	50,000	47,735
Series MTN, 3.00%, 7/30/2046	75,000	53,895
Series GMTN, 3.15%, 9/17/2025	25,000	23,997

See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Walt Disney Co.:
1.75%, 8/30/2024	$ 50,000	$ 47,899
1.75%, 1/13/2026	105,000	97,226
2.00%, 9/1/2029	185,000	157,455
2.20%, 1/13/2028 (b)	70,000	63,343
2.65%, 1/13/2031	440,000	382,884
3.35%, 3/24/2025	250,000	242,232
3.38%, 11/15/2026	100,000	95,156
3.50%, 5/13/2040	650,000	536,133
3.60%, 1/13/2051	75,000	59,683
3.70%, 10/15/2025	100,000	97,022
3.80%, 5/13/2060	90,000	72,320
4.00%, 10/1/2023	100,000	99,558
4.70%, 3/23/2050	700,000	669,249
5.40%, 10/1/2043	75,000	76,481
6.65%, 11/15/2037	250,000	289,477
		16,442,528
METAL FABRICATE & HARDWARE — 0.0% (a)
Timken Co.:
4.13%, 4/1/2032 (b)	55,000	49,457
4.50%, 12/15/2028	20,000	19,046
		68,503
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	200,000	174,914
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	256,935
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	125,000	112,680
5.00%, 9/30/2043	50,000	49,544
Freeport-McMoRan, Inc.:
4.55%, 11/14/2024	350,000	344,813
5.45%, 3/15/2043	350,000	326,340
Newmont Corp.:
2.25%, 10/1/2030	65,000	53,376
2.60%, 7/15/2032	500,000	408,225
2.80%, 10/1/2029	80,000	68,947
4.88%, 3/15/2042	50,000	46,460
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	250,000	170,917
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	21,963
4.75%, 3/22/2042	150,000	142,913
5.00%, 3/9/2033	750,000	756,405
5.13%, 3/9/2053	750,000	756,037
Southern Copper Corp. 5.88%, 4/23/2045	357,000	366,450
		4,056,919
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.00%, 2/14/2025 (b)	100,000	94,372
Security Description	Principal Amount	Value
2.38%, 8/26/2029	$ 100,000	$ 85,877
2.88%, 10/15/2027 (b)	225,000	205,945
3.25%, 8/26/2049 (b)	60,000	43,565
Series MTN, 3.38%, 3/1/2029 (b)	50,000	45,880
Series MTN, 3.63%, 10/15/2047 (b)	25,000	19,264
Series MTN, 4.00%, 9/14/2048 (b)	30,000	26,278
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	55,423
Eaton Corp.:
3.10%, 9/15/2027	100,000	93,804
4.15%, 11/2/2042	25,000	22,248
4.35%, 5/18/2028	205,000	201,296
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	193,860
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	286,731
Parker-Hannifin Corp.:
Series MTN, 3.30%, 11/21/2024	50,000	48,306
4.00%, 6/14/2049	40,000	33,258
4.25%, 9/15/2027	750,000	727,552
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	208,960
Textron, Inc.:
2.45%, 3/15/2031 (b)	30,000	24,725
3.90%, 9/17/2029	50,000	45,910
4.00%, 3/15/2026	50,000	48,271
		2,511,525
MULTI-NATIONAL — 0.2%
African Development Bank 4.38%, 11/3/2027	405,000	405,405
Asian Development Bank 3.75%, 4/25/2028	175,000	171,118
Corp. Andina de Fomento:
2.25%, 2/8/2027	150,000	134,779
4.75%, 4/1/2026	45,000	44,204
5.25%, 11/21/2025	100,000	99,441
European Investment Bank 3.63%, 7/15/2030	1,120,000	1,088,416
International Bank for Reconstruction & Development 3.50%, 7/12/2028	2,100,000	2,028,138
Nordic Investment Bank 2.63%, 4/4/2025	200,000	191,764
		4,163,265
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	215,000	193,431
3.57%, 12/1/2031	500,000	422,330
		615,761

See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS — 0.8%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	$ 500,000	$ 409,455
2.72%, 1/12/2032	500,000	425,000
2.94%, 6/4/2051 (b)	105,000	71,916
3.00%, 2/24/2050	250,000	174,495
3.02%, 1/16/2027	200,000	188,270
3.06%, 6/17/2041	500,000	379,690
3.38%, 2/8/2061	150,000	106,785
3.59%, 4/14/2027	250,000	239,207
3.63%, 4/6/2030	200,000	186,522
3.94%, 9/21/2028	100,000	95,824
4.81%, 2/13/2033	535,000	527,681
4.89%, 9/11/2033	750,000	742,515
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027	50,000	47,233
3.90%, 2/1/2025 (b)	25,000	24,187
Series GMTN, 4.95%, 6/1/2047	100,000	89,437
Cenovus Energy, Inc. 2.65%, 1/15/2032	35,000	28,259
Chevron Corp.:
1.55%, 5/11/2025	385,000	361,045
2.00%, 5/11/2027	350,000	318,048
2.24%, 5/11/2030	100,000	87,174
2.95%, 5/16/2026	50,000	47,606
3.08%, 5/11/2050	100,000	74,552
Chevron USA, Inc.:
0.69%, 8/12/2025	65,000	59,418
1.02%, 8/12/2027	40,000	34,820
2.34%, 8/12/2050	65,000	41,535
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	100,000	95,944
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	300,000	289,356
4.38%, 5/2/2028	250,000	245,455
CNOOC Petroleum North America ULC 5.88%, 3/10/2035	100,000	105,699
ConocoPhillips 6.50%, 2/1/2039	75,000	86,462
ConocoPhillips Co.:
2.40%, 3/7/2025	23,000	21,931
3.80%, 3/15/2052	500,000	405,990
4.03%, 3/15/2062	215,000	175,326
5.30%, 5/15/2053	750,000	763,200
6.95%, 4/15/2029	50,000	55,056
Coterra Energy, Inc. 3.90%, 5/15/2027	250,000	235,947
Devon Energy Corp.:
5.00%, 6/15/2045 (b)	25,000	21,690
5.25%, 9/15/2024	500,000	495,965
5.85%, 12/15/2025	50,000	50,394
Security Description	Principal Amount	Value
Diamondback Energy, Inc.:
3.13%, 3/24/2031 (b)	$ 795,000	$ 680,679
3.25%, 12/1/2026	45,000	42,317
3.50%, 12/1/2029	100,000	90,132
4.40%, 3/24/2051 (b)	35,000	27,755
6.25%, 3/15/2033	550,000	569,596
6.25%, 3/15/2053	250,000	253,795
EOG Resources, Inc.:
3.90%, 4/1/2035	25,000	22,413
4.38%, 4/15/2030	30,000	29,393
4.95%, 4/15/2050 (b)	35,000	34,563
EQT Corp. 5.70%, 4/1/2028	500,000	495,775
Equinor ASA:
2.88%, 4/6/2025	250,000	239,717
3.25%, 11/18/2049	305,000	229,021
3.63%, 9/10/2028	50,000	47,722
3.63%, 4/6/2040	100,000	83,854
3.70%, 4/6/2050	250,000	203,450
3.95%, 5/15/2043	50,000	42,960
4.80%, 11/8/2043	30,000	28,700
Exxon Mobil Corp.:
2.02%, 8/16/2024	50,000	48,207
2.44%, 8/16/2029 (b)	50,000	44,497
2.61%, 10/15/2030	300,000	263,511
2.99%, 3/19/2025	650,000	626,463
3.00%, 8/16/2039	50,000	39,619
3.10%, 8/16/2049	50,000	36,727
3.29%, 3/19/2027	350,000	336,028
3.45%, 4/15/2051	545,000	425,323
3.48%, 3/19/2030	250,000	234,530
4.11%, 3/1/2046	125,000	110,025
4.23%, 3/19/2040	105,000	96,732
4.33%, 3/19/2050 (b)	250,000	227,055
Hess Corp.:
5.60%, 2/15/2041	75,000	71,752
5.80%, 4/1/2047 (b)	250,000	243,090
Marathon Oil Corp.:
4.40%, 7/15/2027 (b)	50,000	47,725
5.20%, 6/1/2045 (b)	50,000	42,202
Marathon Petroleum Corp.:
3.63%, 9/15/2024	50,000	48,699
3.80%, 4/1/2028	30,000	27,967
4.50%, 4/1/2048	25,000	19,778
4.70%, 5/1/2025	350,000	343,462
5.13%, 12/15/2026	150,000	148,709
Ovintiv, Inc.:
5.65%, 5/15/2025	85,000	84,410
5.65%, 5/15/2028	175,000	171,756
7.10%, 7/15/2053	750,000	770,865
Phillips 66:
2.15%, 12/15/2030 (b)	150,000	122,436
3.85%, 4/9/2025	180,000	175,120
3.90%, 3/15/2028	50,000	47,482
4.88%, 11/15/2044	95,000	87,552

See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Phillips 66 Co.:
3.15%, 12/15/2029	$ 100,000	$ 87,288
3.55%, 10/1/2026	10,000	9,387
3.75%, 3/1/2028	25,000	23,439
4.90%, 10/1/2046	10,000	8,846
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	95,000	85,646
2.15%, 1/15/2031	70,000	57,323
Shell International Finance BV:
2.38%, 11/7/2029	100,000	87,674
2.50%, 9/12/2026	150,000	139,800
2.75%, 4/6/2030	250,000	223,730
2.88%, 11/26/2041	350,000	261,408
3.13%, 11/7/2049	100,000	72,835
3.25%, 5/11/2025	100,000	96,682
3.25%, 4/6/2050 (b)	500,000	373,520
4.00%, 5/10/2046	100,000	85,143
4.13%, 5/11/2035	75,000	69,791
4.38%, 5/11/2045	250,000	225,272
4.55%, 8/12/2043	250,000	231,610
5.50%, 3/25/2040	25,000	26,177
Suncor Energy, Inc.:
3.75%, 3/4/2051	285,000	208,908
4.00%, 11/15/2047	70,000	54,165
6.50%, 6/15/2038	50,000	52,001
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	380,115
3.13%, 5/29/2050 (b)	200,000	145,254
TotalEnergies Capital SA 3.88%, 10/11/2028	25,000	24,018
Valero Energy Corp.:
2.15%, 9/15/2027	250,000	221,677
3.65%, 12/1/2051 (b)	750,000	525,607
6.63%, 6/15/2037	250,000	268,415
		19,918,384
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026 (b)	600,000	541,092
3.34%, 12/15/2027	50,000	46,327
4.08%, 12/15/2047	150,000	121,610
Halliburton Co.:
2.92%, 3/1/2030	500,000	440,010
3.80%, 11/15/2025	9,000	8,693
4.85%, 11/15/2035	150,000	141,264
5.00%, 11/15/2045	35,000	31,679
7.45%, 9/15/2039	25,000	29,008
NOV, Inc. 3.60%, 12/1/2029	100,000	89,174
Security Description	Principal Amount	Value
Schlumberger Investment SA 2.65%, 6/26/2030 (b)	$ 150,000	$ 131,315
		1,580,172
PACKAGING & CONTAINERS — 0.0% (a)
Amcor Finance USA, Inc. 5.63%, 5/26/2033	160,000	158,181
Amcor Flexibles North America, Inc. 2.69%, 5/25/2031 (b)	130,000	106,535
Berry Global, Inc. 1.57%, 1/15/2026	250,000	225,635
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	21,819
3.40%, 12/15/2027	35,000	32,610
4.05%, 12/15/2049	10,000	7,953
WRKCo, Inc.:
3.00%, 6/15/2033 (b)	500,000	407,555
3.38%, 9/15/2027	100,000	91,820
3.75%, 3/15/2025	100,000	96,321
4.20%, 6/1/2032	50,000	45,528
		1,193,957
PHARMACEUTICALS — 1.5%
AbbVie, Inc.:
2.60%, 11/21/2024	605,000	580,504
2.95%, 11/21/2026	605,000	565,379
3.20%, 5/14/2026	200,000	189,564
3.20%, 11/21/2029	245,000	221,419
3.60%, 5/14/2025	350,000	338,404
3.80%, 3/15/2025	425,000	413,355
4.05%, 11/21/2039	700,000	609,259
4.25%, 11/14/2028	35,000	33,961
4.25%, 11/21/2049	340,000	292,968
4.30%, 5/14/2036	50,000	45,975
4.40%, 11/6/2042	50,000	44,765
4.45%, 5/14/2046	150,000	132,136
4.50%, 5/14/2035	50,000	47,454
4.55%, 3/15/2035	350,000	333,186
4.75%, 3/15/2045	75,000	68,687
4.88%, 11/14/2048	25,000	23,583
AmerisourceBergen Corp.:
2.70%, 3/15/2031	200,000	170,510
2.80%, 5/15/2030	100,000	86,774
3.45%, 12/15/2027 (b)	50,000	46,806
Astrazeneca Finance LLC:
1.20%, 5/28/2026	785,000	708,298
1.75%, 5/28/2028	55,000	47,663
2.25%, 5/28/2031 (b)	20,000	16,875
4.88%, 3/3/2028	250,000	249,895
AstraZeneca PLC:
3.00%, 5/28/2051	780,000	578,955
3.38%, 11/16/2025	35,000	33,642
4.00%, 1/17/2029	35,000	33,841
4.00%, 9/18/2042	25,000	22,273
4.38%, 8/17/2048	40,000	37,421

See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.45%, 9/15/2037	$ 25,000	$ 28,709
Becton Dickinson & Co.:
1.96%, 2/11/2031	65,000	52,660
3.70%, 6/6/2027	163,000	154,938
3.73%, 12/15/2024	14,000	13,599
4.67%, 6/6/2047	210,000	192,528
4.69%, 2/13/2028	265,000	261,369
4.69%, 12/15/2044	20,000	18,203
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	50,000	45,429
1.13%, 11/13/2027	50,000	43,546
1.45%, 11/13/2030 (b)	30,000	24,098
2.35%, 11/13/2040	520,000	365,258
2.55%, 11/13/2050	30,000	19,536
2.90%, 7/26/2024	319,000	310,610
2.95%, 3/15/2032	95,000	83,911
3.25%, 8/1/2042	50,000	38,957
3.40%, 7/26/2029	155,000	143,821
3.55%, 3/15/2042	550,000	455,499
3.70%, 3/15/2052	500,000	405,685
3.90%, 2/20/2028	100,000	97,090
4.13%, 6/15/2039	535,000	488,016
4.25%, 10/26/2049	150,000	133,156
4.35%, 11/15/2047	225,000	203,996
4.55%, 2/20/2048	100,000	93,228
Cardinal Health, Inc.:
3.41%, 6/15/2027	300,000	282,633
4.90%, 9/15/2045	25,000	21,778
Cigna Group:
1.25%, 3/15/2026	165,000	148,256
2.40%, 3/15/2030	120,000	101,951
3.05%, 10/15/2027	50,000	46,109
3.20%, 3/15/2040	585,000	449,760
3.40%, 3/15/2050	415,000	303,232
3.40%, 3/15/2051 (b)	290,000	211,564
4.38%, 10/15/2028	310,000	299,897
4.50%, 2/25/2026	750,000	734,700
4.80%, 8/15/2038	60,000	56,635
4.90%, 12/15/2048	295,000	274,377
6.13%, 11/15/2041	25,000	26,744
CVS Health Corp.:
1.30%, 8/21/2027	300,000	258,474
1.88%, 2/28/2031	250,000	198,507
2.70%, 8/21/2040	850,000	592,671
2.88%, 6/1/2026	210,000	197,576
3.38%, 8/12/2024 (b)	25,000	24,372
3.75%, 4/1/2030	250,000	229,290
3.88%, 7/20/2025	20,000	19,447
4.10%, 3/25/2025	311,000	304,397
4.13%, 4/1/2040	350,000	294,626
4.30%, 3/25/2028	179,000	172,619
4.78%, 3/25/2038	675,000	622,235
4.88%, 7/20/2035	45,000	42,753
5.00%, 2/20/2026	70,000	69,710
5.00%, 1/30/2029	820,000	812,185
Security Description	Principal Amount	Value
5.05%, 3/25/2048	$ 300,000	$ 276,666
5.13%, 2/21/2030	100,000	99,360
5.13%, 7/20/2045	185,000	170,957
5.25%, 2/21/2033	100,000	99,618
5.30%, 6/1/2033 (b)	80,000	79,861
5.63%, 2/21/2053	700,000	695,464
5.88%, 6/1/2053	860,000	883,487
Eli Lilly & Co.:
2.25%, 5/15/2050	100,000	65,294
2.50%, 9/15/2060	250,000	157,327
4.70%, 2/27/2033	125,000	126,546
4.88%, 2/27/2053	140,000	143,826
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	835,000	775,323
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	55,000	53,487
3.88%, 5/15/2028 (b)	100,000	96,228
4.20%, 3/18/2043	25,000	22,543
6.38%, 5/15/2038	50,000	57,035
Johnson & Johnson:
0.95%, 9/1/2027	65,000	56,797
1.30%, 9/1/2030	570,000	468,050
2.10%, 9/1/2040	65,000	45,805
2.25%, 9/1/2050 (b)	100,000	66,142
2.45%, 3/1/2026	30,000	28,331
2.45%, 9/1/2060	65,000	41,828
2.90%, 1/15/2028 (b)	250,000	235,502
3.40%, 1/15/2038	100,000	87,165
3.55%, 3/1/2036	150,000	135,015
3.63%, 3/3/2037	200,000	179,982
3.75%, 3/3/2047	100,000	88,106
4.50%, 12/5/2043	50,000	49,520
McKesson Corp. 0.90%, 12/3/2025	370,000	331,797
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	22,444
Merck & Co., Inc.:
0.75%, 2/24/2026	350,000	316,239
1.45%, 6/24/2030	55,000	44,871
1.70%, 6/10/2027	850,000	761,209
1.90%, 12/10/2028	100,000	87,349
2.15%, 12/10/2031	195,000	161,673
2.35%, 6/24/2040	70,000	50,144
2.75%, 2/10/2025	325,000	313,157
2.75%, 12/10/2051	150,000	103,516
3.40%, 3/7/2029	100,000	93,731
3.60%, 9/15/2042	25,000	20,807
3.70%, 2/10/2045	50,000	42,470
3.90%, 3/7/2039 (b)	100,000	89,877
4.00%, 3/7/2049	65,000	57,465
4.05%, 5/17/2028 (b)	100,000	98,251
4.30%, 5/17/2030	200,000	195,710
4.50%, 5/17/2033	120,000	119,095
5.00%, 5/17/2053	750,000	759,382

See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Novartis Capital Corp.:
1.75%, 2/14/2025	$ 100,000	$ 94,805
2.00%, 2/14/2027	100,000	91,658
2.20%, 8/14/2030	100,000	86,559
2.75%, 8/14/2050 (b)	815,000	592,562
3.00%, 11/20/2025	25,000	23,922
3.10%, 5/17/2027	30,000	28,594
4.00%, 11/20/2045	50,000	45,156
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	945,000	933,452
4.45%, 5/19/2028	500,000	491,785
4.65%, 5/19/2025	860,000	852,148
4.65%, 5/19/2030	250,000	247,065
4.75%, 5/19/2033	1,015,000	1,011,600
5.11%, 5/19/2043	1,000,000	1,000,330
5.30%, 5/19/2053	660,000	687,218
5.34%, 5/19/2063	250,000	253,002
Pfizer, Inc.:
1.70%, 5/28/2030	150,000	124,603
1.75%, 8/18/2031	65,000	52,851
2.55%, 5/28/2040	900,000	661,428
2.70%, 5/28/2050 (b)	250,000	176,027
3.00%, 12/15/2026	150,000	141,786
3.45%, 3/15/2029 (b)	100,000	94,130
3.60%, 9/15/2028 (b)	100,000	95,955
3.90%, 3/15/2039	25,000	22,383
4.00%, 12/15/2036	150,000	140,041
4.00%, 3/15/2049	100,000	89,458
4.10%, 9/15/2038	200,000	181,950
4.20%, 9/15/2048	35,000	32,217
7.20%, 3/15/2039	75,000	93,355
Sanofi 3.63%, 6/19/2028	100,000	96,402
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	30,000	28,157
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	250,000	207,855
3.03%, 7/9/2040	200,000	150,972
3.18%, 7/9/2050	500,000	351,760
5.00%, 11/26/2028	100,000	99,445
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	197,407
Viatris, Inc.:
2.70%, 6/22/2030	150,000	121,464
3.85%, 6/22/2040	500,000	346,220
4.00%, 6/22/2050	900,000	595,341
Wyeth LLC 6.00%, 2/15/2036	25,000	27,204
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	46,576
3.00%, 5/15/2050	105,000	73,587
3.90%, 8/20/2028	50,000	47,986
4.45%, 8/20/2048	25,000	22,255
Security Description	Principal Amount	Value
4.70%, 2/1/2043	$ 25,000	$ 23,246
5.40%, 11/14/2025	95,000	95,276
		36,275,537
PIPELINES — 0.8%
Boardwalk Pipelines LP:
3.40%, 2/15/2031	45,000	38,680
4.80%, 5/3/2029	40,000	38,377
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	750,000	591,015
3.70%, 11/15/2029	90,000	81,641
Cheniere Energy Partners LP 5.95%, 6/30/2033 (d)	250,000	251,010
Enbridge, Inc.:
2.50%, 2/14/2025 (b)	80,000	76,115
2.50%, 8/1/2033	200,000	156,796
3.40%, 8/1/2051 (b)	145,000	101,345
3.70%, 7/15/2027	50,000	47,263
4.00%, 11/15/2049	100,000	77,426
4.25%, 12/1/2026	50,000	48,237
5.70%, 3/8/2033	610,000	618,424
5.97%, 3/8/2026	645,000	645,974
Energy Transfer LP:
2.90%, 5/15/2025	500,000	474,640
4.00%, 10/1/2027	50,000	46,926
4.15%, 9/15/2029	100,000	92,132
4.20%, 4/15/2027	50,000	47,743
4.40%, 3/15/2027	50,000	47,868
4.75%, 1/15/2026	225,000	220,077
4.95%, 5/15/2028	30,000	29,073
5.00%, 5/15/2050	250,000	211,245
5.15%, 2/1/2043	25,000	21,311
5.15%, 3/15/2045	225,000	193,815
5.25%, 4/15/2029	275,000	268,430
5.30%, 4/1/2044	25,000	21,544
5.35%, 5/15/2045	25,000	21,839
5.40%, 10/1/2047	150,000	132,658
5.55%, 2/15/2028	550,000	549,263
5.75%, 2/15/2033	500,000	503,175
6.25%, 4/15/2049	275,000	268,579
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	89,737
3.20%, 2/15/2052	200,000	140,970
3.30%, 2/15/2053	250,000	178,967
3.70%, 1/31/2051	1,250,000	958,512
3.75%, 2/15/2025	75,000	72,985
3.95%, 2/15/2027	200,000	193,136
4.15%, 10/16/2028	25,000	23,931
4.20%, 1/31/2050	65,000	54,495
4.80%, 2/1/2049	25,000	22,904
4.85%, 3/15/2044	50,000	46,096
4.90%, 5/15/2046	50,000	46,130
5.10%, 2/15/2045	200,000	190,808

See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series E, 3 Month SOFR + 3.29%, 5.25%, 8/16/2077 (c)	$ 150,000	$ 131,203
5.35%, 1/31/2033	500,000	508,570
Kinder Morgan Energy Partners LP 5.40%, 9/1/2044	25,000	22,252
Kinder Morgan, Inc.:
2.00%, 2/15/2031	110,000	87,441
3.25%, 8/1/2050	650,000	418,775
3.60%, 2/15/2051	600,000	414,894
4.30%, 6/1/2025	300,000	292,815
5.05%, 2/15/2046	50,000	42,788
5.20%, 6/1/2033	175,000	169,500
5.30%, 12/1/2034	200,000	193,166
5.55%, 6/1/2045	150,000	138,307
Magellan Midstream Partners LP:
4.20%, 10/3/2047	50,000	37,151
4.85%, 2/1/2049	275,000	223,641
5.00%, 3/1/2026	50,000	49,544
MPLX LP:
1.75%, 3/1/2026	35,000	31,801
2.65%, 8/15/2030	500,000	418,790
4.00%, 3/15/2028	35,000	32,980
4.50%, 4/15/2038	180,000	155,120
4.70%, 4/15/2048	100,000	82,367
4.80%, 2/15/2029	105,000	101,419
4.88%, 6/1/2025	50,000	49,160
4.90%, 4/15/2058	25,000	20,167
4.95%, 3/14/2052	500,000	424,845
5.00%, 3/1/2033	145,000	139,081
5.20%, 3/1/2047	100,000	87,866
5.20%, 12/1/2047	100,000	87,598
ONEOK, Inc.:
2.20%, 9/15/2025	25,000	23,131
2.75%, 9/1/2024	100,000	96,666
3.10%, 3/15/2030	525,000	451,085
3.40%, 9/1/2029 (b)	100,000	87,418
4.00%, 7/13/2027	30,000	28,120
4.45%, 9/1/2049	40,000	30,422
4.50%, 3/15/2050	25,000	19,084
4.55%, 7/15/2028	50,000	47,430
4.95%, 7/13/2047	150,000	123,663
5.20%, 7/15/2048	25,000	21,401
Plains All American Pipeline LP/PAA Finance Corp.:
3.60%, 11/1/2024	25,000	24,204
4.50%, 12/15/2026	50,000	48,362
4.65%, 10/15/2025	400,000	389,980
4.70%, 6/15/2044	25,000	19,528
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	94,839
4.50%, 5/15/2030	250,000	237,805
Security Description	Principal Amount	Value
5.63%, 3/1/2025	$ 200,000	$ 199,332
5.88%, 6/30/2026	250,000	252,067
Targa Resources Corp.:
5.20%, 7/1/2027	85,000	83,567
6.50%, 2/15/2053	500,000	512,405
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	500,000	433,630
TransCanada PipeLines Ltd.:
1.00%, 10/12/2024	120,000	112,873
4.10%, 4/15/2030	700,000	650,958
4.63%, 3/1/2034 (b)	250,000	229,520
4.75%, 5/15/2038	100,000	89,493
6.20%, 3/9/2026	550,000	550,423
7.63%, 1/15/2039	25,000	28,959
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	750,000	666,907
7.85%, 2/1/2026	200,000	209,628
Valero Energy Partners LP 4.50%, 3/15/2028	50,000	48,178
Western Midstream Operating LP 6.15%, 4/1/2033	605,000	609,047
Williams Cos., Inc.:
2.60%, 3/15/2031	750,000	622,035
3.50%, 11/15/2030	100,000	89,653
3.75%, 6/15/2027	200,000	188,882
3.90%, 1/15/2025	50,000	48,593
5.10%, 9/15/2045	125,000	112,596
5.40%, 3/2/2026	500,000	499,570
5.65%, 3/15/2033 (b)	500,000	506,830
5.75%, 6/24/2044	25,000	24,386
		20,815,203
REAL ESTATE — 0.0% (a)
CBRE Services, Inc.:
4.88%, 3/1/2026	50,000	48,553
5.95%, 8/15/2034	155,000	153,523
		202,076
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.00%, 6/15/2028	65,000	54,142
4.80%, 10/1/2032	250,000	232,415
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	125,000	94,567
3.00%, 5/18/2051	250,000	153,897
3.38%, 8/15/2031	60,000	51,483
3.45%, 4/30/2025	100,000	95,814
4.00%, 2/1/2050	100,000	74,691
4.70%, 7/1/2030	35,000	33,264
5.15%, 4/15/2053	500,000	449,635

See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
American Tower Corp.:
1.45%, 9/15/2026	$ 200,000	$ 176,158
1.50%, 1/31/2028	500,000	420,080
2.30%, 9/15/2031	145,000	115,411
2.75%, 1/15/2027	200,000	182,080
3.10%, 6/15/2050	100,000	65,476
3.13%, 1/15/2027	100,000	92,197
3.38%, 10/15/2026	75,000	70,114
3.65%, 3/15/2027	160,000	149,942
5.50%, 3/15/2028	750,000	746,475
5.65%, 3/15/2033	650,000	661,245
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	140,000	112,384
Series MTN, 2.45%, 1/15/2031	70,000	58,712
Series GMTN, 2.95%, 5/11/2026	50,000	47,071
Series MTN, 3.20%, 1/15/2028	40,000	36,872
Series MTN, 3.30%, 6/1/2029	65,000	58,998
Series MTN, 3.90%, 10/15/2046	50,000	38,737
5.00%, 2/15/2033	500,000	498,280
Boston Properties LP:
2.45%, 10/1/2033	50,000	36,132
2.55%, 4/1/2032	200,000	150,742
2.75%, 10/1/2026	150,000	132,847
2.90%, 3/15/2030	35,000	28,280
3.40%, 6/21/2029	100,000	84,210
3.65%, 2/1/2026	100,000	92,998
6.75%, 12/1/2027	100,000	101,095
Brandywine Operating Partnership LP 7.55%, 3/15/2028 (b)	500,000	456,320
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	50,000	42,147
2.50%, 8/16/2031	50,000	38,935
4.05%, 7/1/2030	25,000	22,568
4.13%, 6/15/2026	50,000	46,777
4.13%, 5/15/2029	100,000	89,213
Camden Property Trust:
3.15%, 7/1/2029	65,000	57,667
4.10%, 10/15/2028	20,000	18,995
Corporate Office Properties LP:
2.25%, 3/15/2026	35,000	30,891
2.75%, 4/15/2031	40,000	30,420
Crown Castle, Inc.:
2.10%, 4/1/2031	500,000	400,070
2.50%, 7/15/2031	500,000	411,100
2.90%, 4/1/2041	500,000	350,255
3.20%, 9/1/2024	250,000	242,262
3.65%, 9/1/2027	150,000	140,221
3.70%, 6/15/2026	15,000	14,262
Security Description	Principal Amount	Value
4.00%, 3/1/2027	$ 20,000	$ 19,046
4.75%, 5/15/2047	100,000	85,755
5.00%, 1/11/2028	35,000	34,467
CubeSmart LP:
3.00%, 2/15/2030	100,000	85,680
4.38%, 2/15/2029	30,000	28,174
Digital Realty Trust LP:
3.70%, 8/15/2027	150,000	138,459
5.55%, 1/15/2028	140,000	138,314
Equinix, Inc.:
1.00%, 9/15/2025 (b)	150,000	135,568
1.45%, 5/15/2026	70,000	62,580
1.55%, 3/15/2028	75,000	62,906
2.00%, 5/15/2028	70,000	59,630
2.50%, 5/15/2031	100,000	81,412
2.63%, 11/18/2024	65,000	62,158
2.95%, 9/15/2051	150,000	95,227
3.20%, 11/18/2029	45,000	39,591
3.40%, 2/15/2052 (b)	50,000	35,098
3.90%, 4/15/2032	100,000	89,809
ERP Operating LP:
1.85%, 8/1/2031	200,000	157,518
3.00%, 7/1/2029	25,000	22,041
3.50%, 3/1/2028	100,000	92,720
4.00%, 8/1/2047	50,000	39,158
4.15%, 12/1/2028	100,000	95,031
Essex Portfolio LP:
1.70%, 3/1/2028	165,000	139,357
2.55%, 6/15/2031	30,000	24,227
3.00%, 1/15/2030	25,000	21,397
3.63%, 5/1/2027	50,000	46,705
4.00%, 3/1/2029	65,000	60,036
4.50%, 3/15/2048	50,000	40,914
Extra Space Storage LP:
2.35%, 3/15/2032	70,000	54,784
3.90%, 4/1/2029	520,000	473,720
5.70%, 4/1/2028	550,000	549,642
Federal Realty OP LP:
3.20%, 6/15/2029	75,000	64,945
3.25%, 7/15/2027	50,000	45,332
5.38%, 5/1/2028	250,000	245,885
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	100,000	80,834
3.35%, 9/1/2024	55,000	53,094
4.00%, 1/15/2030	65,000	56,341
4.00%, 1/15/2031	50,000	43,232
5.25%, 6/1/2025	20,000	19,591
5.38%, 4/15/2026	40,000	39,179
5.75%, 6/1/2028	20,000	19,538
Healthcare Realty Holdings LP:
2.00%, 3/15/2031	55,000	42,215
3.50%, 8/1/2026	25,000	23,024

See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Healthpeak OP LLC:
1.35%, 2/1/2027	$ 100,000	$ 86,707
2.13%, 12/1/2028	125,000	105,810
2.88%, 1/15/2031	125,000	105,561
5.25%, 12/15/2032	300,000	292,998
Highwoods Realty LP:
3.05%, 2/15/2030	25,000	19,418
3.88%, 3/1/2027	50,000	45,169
Host Hotels & Resorts LP Series H, 3.38%, 12/15/2029	150,000	128,403
Hudson Pacific Properties LP:
3.25%, 1/15/2030	200,000	126,450
4.65%, 4/1/2029 (b)	25,000	17,726
Kilroy Realty LP:
3.05%, 2/15/2030	50,000	39,174
3.45%, 12/15/2024	50,000	47,453
4.75%, 12/15/2028	25,000	22,156
Kimco Realty OP LLC:
2.25%, 12/1/2031	180,000	140,206
2.80%, 10/1/2026	50,000	45,680
3.30%, 2/1/2025	40,000	38,266
3.70%, 10/1/2049	100,000	71,219
3.80%, 4/1/2027	25,000	23,297
4.60%, 2/1/2033	250,000	231,440
Life Storage LP:
2.40%, 10/15/2031	70,000	55,462
4.00%, 6/15/2029	100,000	90,508
Mid-America Apartments LP:
3.60%, 6/1/2027	50,000	47,296
3.95%, 3/15/2029	100,000	94,397
NNN REIT, Inc.:
3.00%, 4/15/2052	250,000	151,052
3.10%, 4/15/2050	100,000	61,392
3.50%, 4/15/2051	45,000	30,389
3.60%, 12/15/2026	50,000	46,510
4.30%, 10/15/2028	35,000	32,641
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	200,000	148,944
3.63%, 10/1/2029	50,000	41,057
Physicians Realty LP:
2.63%, 11/1/2031	25,000	19,450
3.95%, 1/15/2028	100,000	91,418
Piedmont Operating Partnership LP 3.15%, 8/15/2030	100,000	73,085
Prologis LP:
1.25%, 10/15/2030	30,000	23,285
1.63%, 3/15/2031	250,000	197,612
1.75%, 2/1/2031	70,000	55,859
2.13%, 4/15/2027	50,000	45,097
2.25%, 4/15/2030	65,000	55,234
2.25%, 1/15/2032	100,000	80,820
3.00%, 4/15/2050	50,000	34,015
3.05%, 3/1/2050	10,000	6,900
Security Description	Principal Amount	Value
4.00%, 9/15/2028	$ 100,000	$ 95,967
4.38%, 2/1/2029	65,000	62,411
4.75%, 6/15/2033	200,000	195,434
Public Storage:
1.50%, 11/9/2026 (b)	50,000	44,795
1.85%, 5/1/2028	250,000	217,232
2.25%, 11/9/2031	65,000	53,301
Realty Income Corp.:
0.75%, 3/15/2026	250,000	219,787
1.80%, 3/15/2033	300,000	218,481
2.85%, 12/15/2032	250,000	203,785
3.10%, 12/15/2029	150,000	131,460
3.65%, 1/15/2028	100,000	93,351
3.88%, 4/15/2025	100,000	96,848
3.95%, 8/15/2027	40,000	38,025
4.13%, 10/15/2026	50,000	47,940
4.63%, 11/1/2025	50,000	49,215
4.70%, 12/15/2028	140,000	135,822
4.88%, 6/1/2026	10,000	9,899
5.05%, 1/13/2026	45,000	44,664
Regency Centers LP:
4.13%, 3/15/2028	50,000	46,698
4.40%, 2/1/2047	150,000	120,745
Sabra Health Care LP:
3.20%, 12/1/2031	150,000	111,708
5.13%, 8/15/2026	25,000	23,602
Simon Property Group LP:
1.38%, 1/15/2027 (b)	200,000	175,336
1.75%, 2/1/2028	250,000	214,265
2.20%, 2/1/2031	250,000	200,735
2.65%, 7/15/2030	350,000	297,860
2.65%, 2/1/2032	500,000	406,590
4.25%, 11/30/2046	50,000	39,570
5.50%, 3/8/2033	200,000	198,604
Spirit Realty LP:
2.10%, 3/15/2028	50,000	42,030
2.70%, 2/15/2032	60,000	45,840
3.40%, 1/15/2030 (b)	100,000	85,269
STORE Capital Corp.:
2.70%, 12/1/2031	100,000	69,042
4.50%, 3/15/2028	50,000	43,785
Sun Communities Operating LP:
2.30%, 11/1/2028	65,000	54,722
2.70%, 7/15/2031	40,000	31,618
4.20%, 4/15/2032	50,000	43,714
Tanger Properties LP 3.88%, 7/15/2027 (b)	50,000	44,994
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	250,000	184,842
Series MTN, 2.95%, 9/1/2026	25,000	22,864
Series GMTN, 3.50%, 1/15/2028	150,000	136,560

See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.50%, 7/1/2027	$ 50,000	$ 46,751
Ventas Realty LP:
2.65%, 1/15/2025	25,000	23,545
3.00%, 1/15/2030	50,000	42,808
3.85%, 4/1/2027	100,000	93,591
4.00%, 3/1/2028	100,000	92,903
4.38%, 2/1/2045	75,000	60,247
VICI Properties LP 5.13%, 5/15/2032	750,000	701,107
Vornado Realty LP 3.50%, 1/15/2025	50,000	47,087
Welltower OP LLC:
2.05%, 1/15/2029	560,000	466,704
2.70%, 2/15/2027	50,000	45,419
2.80%, 6/1/2031	200,000	165,736
3.10%, 1/15/2030	55,000	47,861
4.00%, 6/1/2025	175,000	169,122
4.13%, 3/15/2029	100,000	92,754
Weyerhaeuser Co.:
3.38%, 3/9/2033	60,000	51,622
4.00%, 11/15/2029	200,000	184,892
4.75%, 5/15/2026	200,000	196,450
WP Carey, Inc.:
2.25%, 4/1/2033	50,000	37,657
3.85%, 7/15/2029	100,000	90,579
		21,918,682
RETAIL — 0.7%
Advance Auto Parts, Inc.:
3.90%, 4/15/2030 (b)	100,000	85,855
5.95%, 3/9/2028	55,000	54,242
AutoNation, Inc.:
3.85%, 3/1/2032 (b)	200,000	169,936
4.75%, 6/1/2030	50,000	46,802
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	31,213
3.75%, 6/1/2027	100,000	95,246
4.50%, 2/1/2028	105,000	102,414
4.75%, 2/1/2033	95,000	90,970
Best Buy Co., Inc. 4.45%, 10/1/2028 (b)	50,000	48,413
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	88,356
1.60%, 4/20/2030	65,000	54,117
1.75%, 4/20/2032 (b)	530,000	428,256
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (b)	15,000	14,305
4.55%, 2/15/2048	15,000	12,597
Dollar General Corp.:
4.13%, 5/1/2028	70,000	66,618
4.15%, 11/1/2025	25,000	24,260
4.25%, 9/20/2024	45,000	44,156
4.63%, 11/1/2027	100,000	97,922
5.00%, 11/1/2032	60,000	58,336
5.45%, 7/5/2033	750,000	743,385
Security Description	Principal Amount	Value
5.50%, 11/1/2052	$ 100,000	$ 95,771
Dollar Tree, Inc.:
2.65%, 12/1/2031 (b)	200,000	163,342
4.00%, 5/15/2025	100,000	96,887
4.20%, 5/15/2028	45,000	42,657
Genuine Parts Co. 1.75%, 2/1/2025	40,000	37,465
Home Depot, Inc.:
1.50%, 9/15/2028	100,000	85,591
1.88%, 9/15/2031	40,000	32,538
2.13%, 9/15/2026 (b)	150,000	138,550
2.38%, 3/15/2051	500,000	310,350
2.50%, 4/15/2027	350,000	324,992
2.70%, 4/15/2030	250,000	222,140
2.75%, 9/15/2051	100,000	67,447
2.80%, 9/14/2027	250,000	232,850
2.88%, 4/15/2027	100,000	94,091
3.00%, 4/1/2026 (b)	350,000	334,897
3.13%, 12/15/2049	100,000	73,208
3.25%, 4/15/2032	130,000	116,821
3.30%, 4/15/2040	250,000	203,030
3.35%, 4/15/2050	150,000	114,507
3.63%, 4/15/2052 (b)	500,000	398,220
4.00%, 9/15/2025	80,000	78,457
4.25%, 4/1/2046	35,000	31,036
4.95%, 9/15/2052 (b)	250,000	248,145
5.95%, 4/1/2041	50,000	55,010
Lowe's Cos., Inc.:
1.30%, 4/15/2028	20,000	16,917
1.70%, 9/15/2028	25,000	21,257
1.70%, 10/15/2030	520,000	416,837
2.50%, 4/15/2026	50,000	46,797
2.63%, 4/1/2031	100,000	84,361
3.00%, 10/15/2050	265,000	173,612
3.10%, 5/3/2027	200,000	186,786
3.35%, 4/1/2027	90,000	85,028
3.38%, 9/15/2025	25,000	23,968
3.50%, 4/1/2051 (b)	50,000	35,600
3.70%, 4/15/2046	50,000	38,176
3.75%, 4/1/2032	250,000	226,045
4.05%, 5/3/2047	300,000	241,173
4.40%, 9/8/2025	70,000	68,625
4.80%, 4/1/2026	140,000	138,621
5.00%, 4/15/2033 (b)	210,000	207,728
5.15%, 7/1/2033 (b)	350,000	349,296
5.80%, 9/15/2062	250,000	248,012
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	13,851
Series MTN, 2.13%, 3/1/2030	15,000	12,770
Series MTN, 2.63%, 9/1/2029 (b)	75,000	66,520
Series MTN, 3.50%, 3/1/2027 (b)	50,000	47,705

See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.60%, 7/1/2030	$ 250,000	$ 232,610
Series MTN, 3.63%, 9/1/2049	160,000	126,248
Series MTN, 3.70%, 1/30/2026	75,000	72,529
Series MTN, 3.80%, 4/1/2028	100,000	95,847
Series MTN, 4.20%, 4/1/2050	750,000	648,750
Series MTN, 4.45%, 3/1/2047	125,000	112,340
Series MTN, 4.45%, 9/1/2048	20,000	17,974
Series MTN, 4.70%, 12/9/2035	150,000	145,606
Series MTN, 4.88%, 12/9/2045	100,000	95,590
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	45,000	35,456
3.60%, 9/1/2027	50,000	47,328
4.35%, 6/1/2028	100,000	96,764
Starbucks Corp.:
2.00%, 3/12/2027 (b)	100,000	89,869
2.25%, 3/12/2030	100,000	84,626
2.55%, 11/15/2030	100,000	85,310
3.00%, 2/14/2032	220,000	191,002
3.35%, 3/12/2050	25,000	18,365
3.50%, 11/15/2050	150,000	113,992
3.80%, 8/15/2025	50,000	48,426
4.00%, 11/15/2028 (b)	50,000	47,993
4.45%, 8/15/2049	100,000	88,536
4.50%, 11/15/2048	30,000	26,827
4.75%, 2/15/2026	75,000	74,263
4.80%, 2/15/2033	145,000	143,356
Target Corp.:
1.95%, 1/15/2027 (b)	200,000	183,114
2.25%, 4/15/2025	500,000	476,840
2.50%, 4/15/2026	50,000	47,316
3.38%, 4/15/2029 (b)	100,000	93,756
4.40%, 1/15/2033 (b)	65,000	63,185
4.80%, 1/15/2053	565,000	540,439
TJX Cos., Inc.:
1.60%, 5/15/2031 (b)	250,000	202,765
2.25%, 9/15/2026	50,000	46,135
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	50,000	42,494
3.45%, 6/1/2026	250,000	234,792
4.10%, 4/15/2050 (b)	350,000	249,217
Walmart, Inc.:
1.05%, 9/17/2026	165,000	147,302
1.50%, 9/22/2028	500,000	434,095
1.80%, 9/22/2031	570,000	473,339
2.50%, 9/22/2041	750,000	558,727
2.65%, 12/15/2024	150,000	144,595
Security Description	Principal Amount	Value
2.65%, 9/22/2051	$ 400,000	$ 284,488
3.25%, 7/8/2029 (b)	80,000	75,030
3.90%, 4/15/2028 (b)	125,000	122,011
4.10%, 4/15/2033	135,000	131,078
4.50%, 9/9/2052 (b)	250,000	244,005
		16,239,416
SEMICONDUCTORS — 0.7%
Analog Devices, Inc. 2.10%, 10/1/2031	500,000	413,885
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	25,060
3.90%, 10/1/2025	25,000	24,430
4.35%, 4/1/2047	100,000	93,591
5.10%, 10/1/2035	50,000	50,809
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	350,000	333,830
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	80,000	69,223
2.45%, 2/15/2031 (d)	700,000	568,603
2.60%, 2/15/2033 (d)	200,000	155,906
3.14%, 11/15/2035 (d)	750,000	574,860
3.15%, 11/15/2025	80,000	76,024
3.42%, 4/15/2033 (d)	315,000	263,712
3.47%, 4/15/2034 (d)	250,000	204,905
3.50%, 2/15/2041 (d)	315,000	235,800
3.75%, 2/15/2051 (d)	40,000	29,532
4.11%, 9/15/2028	159,000	150,435
4.15%, 11/15/2030	100,000	91,897
4.30%, 11/15/2032	55,000	50,394
4.75%, 4/15/2029	150,000	145,230
4.93%, 5/15/2037 (d)	500,000	451,455
5.00%, 4/15/2030	200,000	196,158
Intel Corp.:
1.60%, 8/12/2028	55,000	47,380
2.00%, 8/12/2031 (b)	100,000	81,544
2.45%, 11/15/2029	150,000	130,018
3.05%, 8/12/2051	350,000	234,626
3.10%, 2/15/2060	150,000	96,007
3.15%, 5/11/2027	200,000	187,552
3.25%, 11/15/2049	150,000	105,504
3.40%, 3/25/2025	500,000	484,815
3.75%, 3/25/2027	300,000	288,585
3.75%, 8/5/2027	250,000	239,150
4.10%, 5/19/2046	370,000	311,281
4.10%, 5/11/2047	50,000	42,134
4.75%, 3/25/2050	150,000	135,636
4.88%, 2/10/2026	750,000	748,020
4.88%, 2/10/2028	150,000	149,466
4.90%, 8/5/2052	500,000	461,045
5.20%, 2/10/2033	635,000	640,918
5.63%, 2/10/2043	100,000	101,625
5.70%, 2/10/2053	570,000	580,625
5.90%, 2/10/2063	500,000	515,650

See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
KLA Corp.:
3.30%, 3/1/2050	$ 50,000	$ 37,646
4.10%, 3/15/2029	65,000	62,557
4.95%, 7/15/2052	750,000	738,270
Lam Research Corp.:
3.75%, 3/15/2026	50,000	48,528
4.00%, 3/15/2029	280,000	270,315
4.88%, 3/15/2049	25,000	24,247
Marvell Technology, Inc.:
1.65%, 4/15/2026	65,000	58,564
2.45%, 4/15/2028	65,000	56,751
2.95%, 4/15/2031	60,000	50,255
Micron Technology, Inc.:
2.70%, 4/15/2032	110,000	86,863
4.66%, 2/15/2030	200,000	188,630
5.38%, 4/15/2028	500,000	495,340
NVIDIA Corp.:
1.55%, 6/15/2028	100,000	87,325
2.00%, 6/15/2031 (b)	100,000	83,820
3.20%, 9/16/2026	50,000	48,157
3.50%, 4/1/2040	300,000	256,917
3.50%, 4/1/2050	150,000	121,843
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025	10,000	9,480
3.15%, 5/1/2027	15,000	13,809
3.25%, 5/11/2041	350,000	254,313
3.40%, 5/1/2030	570,000	504,849
4.30%, 6/18/2029	500,000	470,935
4.40%, 6/1/2027	75,000	72,480
5.00%, 1/15/2033	100,000	96,130
QUALCOMM, Inc.:
1.30%, 5/20/2028 (b)	250,000	213,087
2.15%, 5/20/2030	100,000	85,937
3.25%, 5/20/2027	50,000	47,402
3.25%, 5/20/2050 (b)	45,000	33,822
3.45%, 5/20/2025	50,000	48,518
4.25%, 5/20/2032	90,000	87,702
4.30%, 5/20/2047	50,000	45,271
4.80%, 5/20/2045	25,000	24,172
5.40%, 5/20/2033 (b)	250,000	263,135
6.00%, 5/20/2053	500,000	559,080
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	65,340
3.88%, 3/15/2039	250,000	224,202
4.15%, 5/15/2048	150,000	136,251
4.60%, 2/15/2028	115,000	115,237
TSMC Arizona Corp.:
1.75%, 10/25/2026	750,000	667,552
3.13%, 10/25/2041	750,000	598,890
3.88%, 4/22/2027	200,000	192,274
		17,333,216
Security Description	Principal Amount	Value
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	$ 100,000	$ 84,122
SOFTWARE — 0.7%
Activision Blizzard, Inc. 4.50%, 6/15/2047	150,000	138,146
Adobe, Inc.:
1.90%, 2/1/2025	30,000	28,493
2.30%, 2/1/2030	30,000	26,321
3.25%, 2/1/2025	25,000	24,271
Autodesk, Inc.:
2.40%, 12/15/2031	160,000	131,240
3.50%, 6/15/2027	50,000	47,350
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	122,952
2.90%, 12/1/2029	50,000	42,819
Electronic Arts, Inc.:
1.85%, 2/15/2031	90,000	72,772
2.95%, 2/15/2051	65,000	44,013
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	305,000	272,243
1.65%, 3/1/2028	35,000	29,588
2.25%, 3/1/2031 (b)	100,000	79,989
3.10%, 3/1/2041	15,000	10,333
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	44,940
2.65%, 6/1/2030	50,000	42,593
2.75%, 7/1/2024	100,000	97,035
3.20%, 7/1/2026	275,000	258,038
3.50%, 7/1/2029	65,000	59,483
4.20%, 10/1/2028	65,000	62,283
4.40%, 7/1/2049	60,000	50,473
5.45%, 3/2/2028	750,000	753,772
5.60%, 3/2/2033	500,000	509,385
Intuit, Inc.:
0.95%, 7/15/2025	15,000	13,710
1.65%, 7/15/2030	15,000	12,182
Microsoft Corp.:
2.40%, 8/8/2026	200,000	187,698
2.53%, 6/1/2050	1,668,000	1,153,906
2.68%, 6/1/2060	288,000	192,897
2.92%, 3/17/2052	860,000	639,135
3.04%, 3/17/2062	312,000	227,763
3.13%, 11/3/2025	50,000	48,120
3.30%, 2/6/2027	280,000	269,343
3.45%, 8/8/2036	262,000	238,873
Oracle Corp.:
1.65%, 3/25/2026	590,000	535,779
2.30%, 3/25/2028	105,000	92,631
2.50%, 4/1/2025	600,000	569,490
2.65%, 7/15/2026	45,000	41,667
2.80%, 4/1/2027	250,000	230,012

See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 3/25/2031	$ 370,000	$ 315,336
2.95%, 5/15/2025	10,000	9,543
2.95%, 4/1/2030	300,000	261,888
3.60%, 4/1/2040	750,000	580,342
3.60%, 4/1/2050	525,000	374,876
3.65%, 3/25/2041	910,000	700,927
3.80%, 11/15/2037	180,000	147,186
3.85%, 7/15/2036	150,000	125,420
3.85%, 4/1/2060	250,000	175,372
3.90%, 5/15/2035	5,000	4,310
3.95%, 3/25/2051	370,000	279,372
4.00%, 7/15/2046	180,000	138,368
4.10%, 3/25/2061	145,000	106,698
4.30%, 7/8/2034	200,000	181,650
4.38%, 5/15/2055	10,000	8,038
4.50%, 5/6/2028 (b)	90,000	87,585
4.90%, 2/6/2033	590,000	572,760
5.55%, 2/6/2053	500,000	484,440
5.80%, 11/10/2025 (b)	550,000	556,176
6.15%, 11/9/2029	295,000	307,299
6.25%, 11/9/2032	350,000	371,332
6.90%, 11/9/2052	500,000	560,285
Roper Technologies, Inc.:
1.75%, 2/15/2031	250,000	198,447
2.00%, 6/30/2030	30,000	24,558
2.95%, 9/15/2029	40,000	35,395
3.80%, 12/15/2026	30,000	28,706
4.20%, 9/15/2028	65,000	62,490
Salesforce, Inc.:
0.63%, 7/15/2024	55,000	52,374
1.50%, 7/15/2028 (b)	65,000	55,978
1.95%, 7/15/2031	120,000	99,065
2.70%, 7/15/2041	60,000	43,960
2.90%, 7/15/2051	100,000	70,387
3.05%, 7/15/2061 (b)	50,000	34,031
3.70%, 4/11/2028	25,000	24,115
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	51,506
Take-Two Interactive Software, Inc.:
4.95%, 3/28/2028	500,000	494,420
5.00%, 3/28/2026	250,000	247,555
VMware, Inc.:
1.00%, 8/15/2024	750,000	710,167
1.40%, 8/15/2026	500,000	441,165
3.90%, 8/21/2027	150,000	142,395
Workday, Inc. 3.50%, 4/1/2027	550,000	521,312
		17,088,967
TELECOMMUNICATIONS — 1.0%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	173,952
4.38%, 7/16/2042	50,000	43,971
4.38%, 4/22/2049 (b)	200,000	174,204
4.70%, 7/21/2032	200,000	192,902
Security Description	Principal Amount	Value
6.13%, 3/30/2040	$ 100,000	$ 106,475
AT&T, Inc.:
1.65%, 2/1/2028	530,000	455,964
1.70%, 3/25/2026	850,000	774,401
2.25%, 2/1/2032 (b)	125,000	99,363
2.30%, 6/1/2027	550,000	494,917
2.55%, 12/1/2033	350,000	273,906
2.75%, 6/1/2031	350,000	295,382
3.10%, 2/1/2043	150,000	107,940
3.50%, 6/1/2041	600,000	460,980
3.50%, 9/15/2053	900,000	637,164
3.55%, 9/15/2055	429,000	300,334
3.65%, 6/1/2051	100,000	73,371
3.65%, 9/15/2059	294,000	204,515
3.80%, 2/15/2027	150,000	143,364
3.80%, 12/1/2057	471,000	340,688
3.85%, 6/1/2060	45,000	32,642
4.10%, 2/15/2028	184,000	176,237
4.50%, 5/15/2035	300,000	275,643
4.55%, 3/9/2049	208,000	176,407
4.65%, 6/1/2044	25,000	21,771
4.75%, 5/15/2046	30,000	26,496
4.85%, 3/1/2039	570,000	525,158
5.40%, 2/15/2034	1,130,000	1,132,814
5.54%, 2/20/2026	600,000	600,132
Bell Telephone Co. of Canada or Bell Canada:
Series US-4, 3.65%, 3/17/2051 (b)	150,000	114,137
4.30%, 7/29/2049	55,000	46,327
4.46%, 4/1/2048 (b)	30,000	26,006
British Telecommunications PLC 5.13%, 12/4/2028 (b)	200,000	196,196
Cisco Systems, Inc.:
3.50%, 6/15/2025	25,000	24,268
5.50%, 1/15/2040	300,000	318,585
Corning, Inc.:
4.38%, 11/15/2057	25,000	20,328
5.35%, 11/15/2048 (b)	100,000	96,968
5.75%, 8/15/2040	25,000	25,373
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	250,000	299,472
Juniper Networks, Inc.:
1.20%, 12/10/2025	250,000	223,717
2.00%, 12/10/2030	250,000	194,102
3.75%, 8/15/2029	100,000	90,230
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	81,999
4.00%, 9/1/2024 (b)	3,000	2,928
4.60%, 2/23/2028	125,000	121,168
4.60%, 5/23/2029	50,000	48,382
Orange SA 5.50%, 2/6/2044	50,000	50,699

See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Rogers Communications, Inc.:
3.20%, 3/15/2027 (d)	$ 135,000	$ 125,470
3.70%, 11/15/2049	50,000	35,552
3.80%, 3/15/2032 (d)	125,000	109,286
4.30%, 2/15/2048	40,000	31,319
4.35%, 5/1/2049	155,000	123,163
4.55%, 3/15/2052 (d)	500,000	404,295
5.00%, 3/15/2044	50,000	44,270
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	127,226
5.21%, 3/8/2047	300,000	261,123
5.52%, 3/1/2049	150,000	135,236
7.05%, 6/20/2036	25,000	27,320
Telefonica Europe BV 8.25%, 9/15/2030	25,000	28,869
TELUS Corp. 4.60%, 11/16/2048	150,000	128,670
T-Mobile USA, Inc.:
2.05%, 2/15/2028	45,000	39,088
2.25%, 11/15/2031	50,000	40,008
2.55%, 2/15/2031	165,000	137,141
2.70%, 3/15/2032	500,000	414,280
3.00%, 2/15/2041	555,000	405,255
3.30%, 2/15/2051	350,000	245,738
3.40%, 10/15/2052	500,000	356,845
3.50%, 4/15/2025	650,000	625,423
3.60%, 11/15/2060	20,000	14,040
3.75%, 4/15/2027	150,000	142,101
3.88%, 4/15/2030	380,000	350,288
4.38%, 4/15/2040	350,000	309,834
4.50%, 4/15/2050	545,000	468,248
4.80%, 7/15/2028	250,000	245,387
5.05%, 7/15/2033	500,000	490,950
5.20%, 1/15/2033	250,000	248,425
5.65%, 1/15/2053	250,000	253,795
5.75%, 1/15/2054	500,000	514,625
Verizon Communications, Inc.:
0.85%, 11/20/2025	200,000	180,504
1.45%, 3/20/2026	580,000	525,840
1.50%, 9/18/2030 (b)	60,000	47,304
1.68%, 10/30/2030	55,000	43,489
1.75%, 1/20/2031	200,000	157,688
2.10%, 3/22/2028	500,000	439,305
2.55%, 3/21/2031	500,000	417,590
2.63%, 8/15/2026	50,000	46,489
2.65%, 11/20/2040	200,000	139,038
2.88%, 11/20/2050	200,000	130,222
2.99%, 10/30/2056	337,000	214,143
3.00%, 11/20/2060	175,000	109,554
3.15%, 3/22/2030	500,000	444,760
3.38%, 2/15/2025	500,000	483,170
3.40%, 3/22/2041	500,000	385,680
3.55%, 3/22/2051	500,000	373,390
3.70%, 3/22/2061	500,000	363,660
Security Description	Principal Amount	Value
3.88%, 2/8/2029	$ 10,000	$ 9,394
4.00%, 3/22/2050	500,000	406,155
4.02%, 12/3/2029	350,000	326,497
4.27%, 1/15/2036	28,000	25,290
4.33%, 9/21/2028	285,000	274,615
4.40%, 11/1/2034	250,000	230,602
4.50%, 8/10/2033	250,000	235,760
5.05%, 5/9/2033 (b)	490,000	484,336
Vodafone Group PLC:
4.13%, 5/30/2025	50,000	48,807
4.25%, 9/17/2050	750,000	601,972
4.38%, 2/19/2043	75,000	62,951
5.63%, 2/10/2053	140,000	137,365
		24,530,818
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	27,944
3.90%, 11/19/2029	100,000	90,568
		118,512
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	10,650
3.30%, 9/15/2051	350,000	261,345
3.40%, 9/1/2024	100,000	97,584
3.55%, 2/15/2050	250,000	198,365
3.90%, 8/1/2046	100,000	82,636
4.05%, 6/15/2048	155,000	132,672
4.13%, 6/15/2047	150,000	130,234
4.15%, 12/15/2048	30,000	26,137
4.45%, 3/15/2043	50,000	45,408
4.45%, 1/15/2053	500,000	458,285
4.55%, 9/1/2044	50,000	45,973
4.90%, 4/1/2044	125,000	121,234
5.20%, 4/15/2054	895,000	913,204
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	9,582
2.75%, 3/1/2026	100,000	94,204
2.95%, 11/21/2024	50,000	48,276
3.20%, 8/2/2046	25,000	18,561
3.65%, 2/3/2048	50,000	40,621
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	150,000	141,013
1.75%, 12/2/2026	80,000	71,930
2.05%, 3/5/2030 (b)	35,000	29,375
2.45%, 12/2/2031 (b)	565,000	496,347
2.88%, 11/15/2029	65,000	57,597
3.00%, 12/2/2041	350,000	287,297
3.50%, 5/1/2050	25,000	19,278
4.00%, 6/1/2028	100,000	95,701
4.70%, 5/1/2048	50,000	45,402
4.80%, 9/15/2035	30,000	29,278

See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CSX Corp.:
2.40%, 2/15/2030	$ 50,000	$ 43,133
2.50%, 5/15/2051	610,000	386,941
3.25%, 6/1/2027	50,000	47,162
3.35%, 9/15/2049	65,000	48,031
3.40%, 8/1/2024	25,000	24,409
3.80%, 3/1/2028	50,000	47,746
3.80%, 11/1/2046	100,000	80,907
4.10%, 3/15/2044	75,000	64,435
4.25%, 3/15/2029	95,000	92,054
4.30%, 3/1/2048	50,000	43,511
4.50%, 3/15/2049	125,000	111,786
4.65%, 3/1/2068	50,000	44,830
FedEx Corp.:
2.40%, 5/15/2031	65,000	53,928
3.25%, 5/15/2041	65,000	48,491
3.40%, 2/15/2028	50,000	46,563
3.90%, 2/1/2035	200,000	176,362
4.05%, 2/15/2048	50,000	39,946
4.55%, 4/1/2046	100,000	85,965
4.75%, 11/15/2045	25,000	22,311
4.95%, 10/17/2048	100,000	91,652
5.25%, 5/15/2050	250,000	240,225
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	141,286
2.90%, 8/25/2051	150,000	99,333
3.00%, 3/15/2032	150,000	129,133
3.05%, 5/15/2050	350,000	242,567
3.15%, 6/1/2027	50,000	46,857
3.16%, 5/15/2055	68,000	46,569
3.40%, 11/1/2049	100,000	73,564
3.94%, 11/1/2047	100,000	80,883
4.45%, 3/1/2033	200,000	191,438
4.45%, 6/15/2045	19,000	16,535
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	125,000	111,352
Series MTN, 2.50%, 9/1/2024	40,000	38,420
Series MTN, 2.85%, 3/1/2027	145,000	132,491
5.65%, 3/1/2028	250,000	250,607
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	228,527
2.38%, 5/20/2031	40,000	33,840
2.40%, 2/5/2030 (b)	500,000	435,300
2.75%, 3/1/2026	50,000	47,302
2.80%, 2/14/2032	570,000	491,807
2.97%, 9/16/2062	110,000	71,813
3.20%, 5/20/2041	70,000	54,972
3.25%, 2/5/2050	700,000	522,809
3.38%, 2/14/2042	40,000	32,009
3.50%, 2/14/2053	75,000	58,004
3.55%, 5/20/2061	100,000	74,001
3.80%, 10/1/2051	52,000	42,605
Security Description	Principal Amount	Value
3.80%, 4/6/2071	$ 175,000	$ 134,136
3.84%, 3/20/2060	130,000	103,282
4.10%, 9/15/2067	15,000	12,428
4.50%, 1/20/2033	250,000	246,065
4.95%, 9/9/2052 (b)	250,000	248,377
United Parcel Service, Inc.:
2.40%, 11/15/2026	30,000	27,965
3.05%, 11/15/2027	50,000	47,118
3.75%, 11/15/2047	175,000	146,764
3.90%, 4/1/2025	500,000	489,580
4.88%, 3/3/2033	175,000	176,997
5.05%, 3/3/2053	600,000	610,260
5.30%, 4/1/2050	200,000	210,114
		11,995,687
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
1.90%, 6/1/2031	200,000	153,452
3.10%, 6/1/2051	250,000	158,590
3.85%, 3/30/2027	50,000	46,966
4.55%, 11/7/2028	50,000	47,813
4.70%, 4/1/2029	25,000	23,938
		430,759
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 3.38%, 1/20/2027	65,000	56,283
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	100,000	83,057
2.95%, 9/1/2027	121,000	111,816
3.25%, 6/1/2051 (b)	100,000	72,818
3.40%, 3/1/2025	25,000	24,188
3.45%, 5/1/2050	50,000	37,394
3.75%, 9/1/2028 (b)	100,000	94,512
3.75%, 9/1/2047	100,000	79,091
4.30%, 12/1/2042	25,000	22,022
Essential Utilities, Inc.:
2.40%, 5/1/2031	105,000	85,245
2.70%, 4/15/2030	60,000	50,833
		660,976
TOTAL CORPORATE BONDS & NOTES (Cost $702,660,669)		623,251,531
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
BMW Vehicle Lease Trust Series 2023-1, Class A4, 5.07%, 6/25/2026	98,000	97,179
Capital One Prime Auto Receivables Trust Series 2023-1, Class A3, 4.87%, 2/15/2028	450,000	444,446

See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CarMax Auto Owner Trust:
Series 2023-1, Class A3, 4.75%, 10/15/2027	$ 421,000	$ 414,972
Series 2023-2, Class A3, 5.05%, 1/18/2028	250,000	248,169
Ford Credit Auto Lease Trust Series 2023-A, Class A3, 4.94%, 3/15/2026	123,000	121,674
Ford Credit Auto Owner Trust Series 2023-A, Class A3, 4.65%, 2/15/2028	94,000	92,639
GM Financial Automobile Leasing Trust Series 2023-2, Class A3, 5.05%, 7/20/2026	90,000	89,183
GM Financial Consumer Automobile Receivables Trust:
Series 2023-2, Class A3, 4.47%, 2/16/2028	500,000	490,956
Series 2023-1, Class A3, 4.66%, 2/16/2028	55,000	54,162
Series 2022-1, Class A3, 1.26%, 11/16/2026	300,000	286,040
Honda Auto Receivables Owner Trust:
Series 2023-2, Class A3, 4.93%, 11/15/2027	125,000	124,049
Series 2023-1, Class A3, 5.04%, 4/21/2027	78,000	77,481
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A3, 5.21%, 8/16/2027	424,000	421,404
Nissan Auto Lease Trust Series 2023-A, Class A3, 4.91%, 1/15/2026	89,000	88,007
Nissan Auto Receivables Owner Trust Series 2023-A, Class A4, 4.85%, 6/17/2030	400,000	396,387
Santander Drive Auto Receivables Trust Series 2023-2, Class A3, 5.21%, 7/15/2027	97,000	96,193
Toyota Auto Receivables Owner Trust Series 2023-B, Class A3, 4.71%, 2/15/2028	350,000	345,784
World Omni Auto Receivables Trust Series 2022-D, Class A3, 5.61%, 2/15/2028	500,000	501,570
		4,390,295
Security Description	Principal Amount	Value
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2021-1, Class A, 0.90%, 11/15/2026	$ 368,000	$ 345,477
Series 2022-3, Class A, 3.75%, 8/15/2027	500,000	484,467
Series 2023-1, Class A, 4.87%, 5/15/2028	137,000	136,124
BA Credit Card Trust Series 2022-A2, Class A2, 5.00%, 4/15/2028	300,000	298,393
Capital One Multi-Asset Execution Trust:
Series 2022-A2, Class A, 3.49%, 5/15/2027	500,000	483,157
Series 2023-A1, Class A, 4.42%, 5/15/2028	286,000	280,819
Series 2021-A3, Class A3, 1.04%, 11/15/2026	300,000	282,429
Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	294,293
Chase Issuance Trust Series 2022-A1, Class A, 3.97%, 9/15/2027	181,000	176,281
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	190,681
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	271,000	238,594
Series 2022-A2, Class A, 3.32%, 5/15/2027	250,000	240,829
Series 2023-A2, Class A, 4.93%, 6/15/2028	253,000	251,766
Synchrony Card Funding LLC Series 2022-A1, Class A, 3.37%, 4/15/2028	180,000	173,198
		3,876,508
OTHER ABS — 0.0% (a)
CNH Equipment Trust Series 2023-A, Class A3, 4.81%, 8/15/2028	250,000	247,045
John Deere Owner Trust 2023 Series 2023-A, Class A3, 5.01%, 11/15/2027	400,000	396,537
Verizon Master Trust:
Series 2021-1, Class A, 0.50%, 5/20/2027	353,000	336,853

See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2023-4, Class A1A, 5.16%, 6/20/2029	$ 205,000	$ 204,502
		1,184,937
TOTAL ASSET-BACKED SECURITIES (Cost $9,724,034)		9,451,740
FOREIGN GOVERNMENT OBLIGATIONS — 3.0%
AUSTRALIA — 0.0% (a)
National Australia Bank Ltd. 5.20%, 5/13/2025	250,000	249,438
AUSTRIA — 0.1%
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	90,000	81,709
1.50%, 02/12/2025	50,000	47,147
4.25%, 03/01/2028	750,000	748,117
Series GMTN, 0.50%, 02/02/2026	500,000	448,840
		1,325,813
BRAZIL — 0.0% (a)
Vale Overseas Ltd. 6.13%, 6/12/2033	375,000	375,904
CANADA — 0.5%
Canada Government International Bonds:
0.75%, 05/19/2026	500,000	448,695
1.63%, 01/22/2025	250,000	237,025
3.75%, 04/26/2028	260,000	254,662
Export Development Canada:
3.38%, 08/26/2025	500,000	485,095
3.88%, 02/14/2028	500,000	491,195
Province of Alberta:
1.00%, 05/20/2025	500,000	462,825
1.30%, 07/22/2030	400,000	325,184
3.30%, 03/15/2028	650,000	617,103
Province of British Columbia:
0.90%, 07/20/2026	500,000	446,460
1.30%, 01/29/2031 (b)	200,000	161,996
2.25%, 06/02/2026	150,000	139,964
Province of Manitoba 2.13%, 6/22/2026	250,000	231,750
Province of New Brunswick 3.63%, 2/24/2028	50,000	47,926
Province of Ontario:
0.63%, 01/21/2026	440,000	395,921
1.05%, 04/14/2026	200,000	180,874
1.13%, 10/07/2030	500,000	400,970
1.60%, 02/25/2031	250,000	205,777
1.80%, 10/14/2031	500,000	416,220
2.00%, 10/02/2029 (b)	350,000	305,480
2.50%, 04/27/2026	350,000	329,168
3.10%, 05/19/2027	750,000	709,110
Security Description	Principal Amount	Value
Series MTN, 2.13%, 01/21/2032 (b)	$ 1,250,000	$ 1,064,450
Province of Quebec:
0.60%, 07/23/2025	250,000	229,047
1.35%, 05/28/2030	300,000	247,557
1.90%, 04/21/2031 (b)	250,000	210,765
2.50%, 04/20/2026	250,000	235,485
2.75%, 04/12/2027 (b)	200,000	186,886
3.63%, 04/13/2028	1,750,000	1,687,630
Series QO, 2.88%, 10/16/2024	200,000	193,664
Series QX, 1.50%, 02/11/2025 (b)	500,000	471,205
		11,820,089
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	200,000	172,620
2.55%, 07/27/2033	250,000	204,450
3.10%, 01/22/2061	250,000	163,632
3.13%, 01/21/2026 (b)	50,000	47,888
3.24%, 02/06/2028	200,000	187,976
3.25%, 09/21/2071	250,000	162,788
3.86%, 06/21/2047	300,000	245,841
4.34%, 03/07/2042	250,000	222,272
4.95%, 01/05/2036	335,000	331,080
		1,738,547
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
0.01%, 06/29/2037	100,000	56,432
0.38%, 07/18/2025 (b)	250,000	228,260
0.63%, 01/22/2026	225,000	203,245
0.75%, 09/30/2030	500,000	397,450
1.38%, 08/05/2024	500,000	478,425
1.75%, 09/14/2029 (b)	250,000	218,627
2.00%, 05/02/2025	100,000	94,718
2.50%, 11/20/2024	300,000	288,855
2.88%, 04/03/2028	290,000	272,762
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	240,000	216,756
0.88%, 09/03/2030 (b)	200,000	159,676
Series 37, 2.50%, 11/15/2027 (b)	50,000	46,388
Series 40, 0.50%, 05/27/2025	90,000	82,615
		2,744,209
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031 (b)	500,000	404,020
2.15%, 07/28/2031	500,000	410,815
3.05%, 03/12/2051 (b)	250,000	183,325

See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 03/31/2032	$ 350,000	$ 317,334
4.45%, 04/15/2070	200,000	170,318
4.55%, 01/11/2028	200,000	197,484
4.75%, 02/11/2029 (b)	150,000	149,427
4.85%, 01/11/2033 (b)	200,000	199,852
5.35%, 02/11/2049 (b)	100,000	101,036
		2,133,611
ISRAEL — 0.0% (a)
Israel Government International Bonds:
2.75%, 07/03/2030 (b)	200,000	176,708
2.88%, 03/16/2026	100,000	94,787
3.25%, 01/17/2028	100,000	93,406
3.88%, 07/03/2050	200,000	164,616
4.13%, 01/17/2048	100,000	85,653
4.50%, 01/17/2033	200,000	196,490
State of Israel 3.38%, 1/15/2050	300,000	225,840
		1,037,500
ITALY — 0.1%
Republic of Italy Government International Bonds:
1.25%, 02/17/2026	250,000	223,268
2.38%, 10/17/2024	250,000	238,817
2.88%, 10/17/2029	500,000	435,830
3.88%, 05/06/2051 (b)	200,000	144,942
4.00%, 10/17/2049	200,000	150,246
5.38%, 06/15/2033	50,000	49,798
		1,242,901
JAPAN — 0.1%
Japan Bank for International Cooperation:
0.63%, 07/15/2025	450,000	411,273
1.25%, 01/21/2031	250,000	197,900
1.88%, 04/15/2031 (b)	200,000	165,404
2.13%, 02/16/2029 (b)	250,000	218,343
2.75%, 11/16/2027	200,000	184,882
2.88%, 04/14/2025 (b)	200,000	191,542
2.88%, 07/21/2027	100,000	93,255
3.25%, 07/20/2028 (b)	250,000	234,152
3.88%, 09/16/2025	500,000	487,535
4.25%, 01/26/2026	200,000	196,692
4.25%, 04/27/2026	200,000	196,514
Series DTC, 1.75%, 10/17/2024	200,000	190,532
Series DTC, 2.38%, 04/20/2026	200,000	186,660
Japan International Cooperation Agency 1.75%, 4/28/2031	200,000	163,274
		3,117,958
Security Description	Principal Amount	Value
MEXICO — 0.3%
Mexico Government International Bonds:
2.66%, 05/24/2031 (b)	$ 450,000	$ 374,476
3.25%, 04/16/2030 (b)	350,000	311,819
3.50%, 02/12/2034	250,000	209,540
3.75%, 01/11/2028	100,000	95,150
3.77%, 05/24/2061	200,000	136,144
3.90%, 04/27/2025 (b)	500,000	492,175
4.13%, 01/21/2026	125,000	122,689
4.15%, 03/28/2027	200,000	196,010
4.28%, 08/14/2041	1,025,000	847,634
4.40%, 02/12/2052	400,000	316,048
4.50%, 04/22/2029	250,000	242,728
4.50%, 01/31/2050 (b)	250,000	204,025
4.60%, 02/10/2048	200,000	164,986
4.75%, 04/27/2032 (b)	200,000	191,024
5.00%, 04/27/2051	200,000	173,752
5.40%, 02/09/2028	850,000	864,203
5.55%, 01/21/2045 (b)	450,000	430,047
6.05%, 01/11/2040	30,000	30,467
6.34%, 05/04/2053	500,000	510,475
6.35%, 02/09/2035	500,000	526,280
Series MTN, 4.75%, 03/08/2044	100,000	85,834
		6,525,506
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	200,000	152,796
3.16%, 01/23/2030	200,000	175,044
3.30%, 01/19/2033 (b)	500,000	417,490
3.75%, 03/16/2025	150,000	145,185
3.87%, 07/23/2060	200,000	132,322
3.88%, 03/17/2028	200,000	189,182
4.50%, 05/15/2047	50,000	39,836
4.50%, 04/16/2050	700,000	542,927
6.40%, 02/14/2035 (b)	200,000	208,762
6.70%, 01/26/2036	50,000	53,490
6.85%, 03/28/2054	850,000	887,740
		2,944,774
PERU — 0.1%
Peruvian Government International Bonds:
2.39%, 01/23/2026	250,000	232,975
2.78%, 01/23/2031	320,000	274,160
2.78%, 12/01/2060	150,000	91,371
3.00%, 01/15/2034	250,000	207,465
3.23%, 07/28/2121	150,000	90,459
3.30%, 03/11/2041	815,000	626,719
3.55%, 03/10/2051 (b)	70,000	52,312
3.60%, 01/15/2072	250,000	169,625
4.13%, 08/25/2027	150,000	146,197
5.63%, 11/18/2050 (b)	150,000	153,810

See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.55%, 03/14/2037	$ 25,000	$ 28,024
		2,073,117
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031	250,000	198,535
1.95%, 01/06/2032	200,000	160,222
2.46%, 05/05/2030	200,000	172,714
2.65%, 12/10/2045	600,000	405,126
2.95%, 05/05/2045	250,000	179,647
3.20%, 07/06/2046	200,000	148,264
3.70%, 03/01/2041	200,000	166,084
3.70%, 02/02/2042	100,000	82,988
3.95%, 01/20/2040	200,000	173,722
5.00%, 01/13/2037	150,000	149,844
5.50%, 01/17/2048	500,000	519,335
5.61%, 04/13/2033	500,000	530,015
7.75%, 01/14/2031	100,000	118,298
		3,004,794
POLAND — 0.1%
Republic of Poland Government International Bonds:
3.25%, 04/06/2026	175,000	168,539
4.88%, 10/04/2033	500,000	491,065
5.50%, 11/16/2027	350,000	359,124
5.75%, 11/16/2032 (b)	250,000	262,320
		1,281,048
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 02/09/2026 (b)	200,000	177,134
1.13%, 12/29/2026 (b)	200,000	173,114
2.38%, 04/21/2027	25,000	22,873
2.50%, 06/29/2041 (b)	250,000	185,290
3.25%, 11/10/2025	150,000	142,821
4.25%, 09/15/2027	250,000	244,348
5.00%, 01/11/2028	250,000	251,402
5.13%, 01/11/2033	200,000	206,502
Korea Development Bank:
0.80%, 07/19/2026	250,000	217,920
1.63%, 01/19/2031	250,000	201,615
2.00%, 02/24/2025	200,000	189,288
3.00%, 01/13/2026	100,000	94,353
4.38%, 02/15/2028 (b)	200,000	196,118
4.38%, 02/15/2033	750,000	729,270
Korea International Bonds:
1.00%, 09/16/2030	200,000	161,276
3.50%, 09/20/2028	200,000	191,084
		3,384,408
SUPRANATIONAL — 1.1%
African Development Bank:
4.38%, 03/14/2028	400,000	401,128
Security Description	Principal Amount	Value
Series GDIF, 0.88%, 03/23/2026	$ 150,000	$ 135,542
Asian Development Bank:
0.63%, 04/29/2025 (b)	500,000	461,850
1.50%, 10/18/2024	200,000	190,506
1.88%, 03/15/2029 (b)	250,000	220,288
2.88%, 05/06/2025	225,000	216,488
3.13%, 04/27/2032	250,000	233,995
4.00%, 01/12/2033	170,000	169,913
4.25%, 01/09/2026	650,000	643,142
Series GMTN, 0.38%, 09/03/2025	250,000	227,345
Series GMTN, 0.50%, 02/04/2026	250,000	224,855
Series GMTN, 0.75%, 10/08/2030	200,000	158,116
Series GMTN, 1.00%, 04/14/2026	100,000	90,623
Series GMTN, 1.25%, 06/09/2028	100,000	86,704
Series GMTN, 1.50%, 01/20/2027	500,000	451,380
Series GMTN, 1.50%, 03/04/2031	250,000	207,918
Series GMTN, 1.88%, 01/24/2030	500,000	435,135
Series GMTN, 2.00%, 04/24/2026	100,000	93,165
Series GMTN, 2.38%, 08/10/2027	50,000	46,383
Series GMTN, 2.50%, 11/02/2027	100,000	92,901
Series GMTN, 2.63%, 01/12/2027	50,000	46,984
Series GMTN, 3.13%, 08/20/2027	1,000,000	955,230
Series GMTN, 3.13%, 09/26/2028	50,000	47,348
Series GMTN, 3.88%, 09/28/2032	200,000	198,012
Series GMTN, 4.13%, 09/27/2024	215,000	211,672
Asian Infrastructure Investment Bank:
0.50%, 05/28/2025	200,000	183,072
0.50%, 01/27/2026	500,000	447,520
3.75%, 09/14/2027	200,000	194,462
4.00%, 01/18/2028	500,000	490,430
Corp. Andina de Fomento 1.25%, 10/26/2024	68,000	63,959
Council of Europe Development Bank 0.88%, 9/22/2026 (b)	100,000	88,896
Council Of Europe Development Bank 3.63%, 1/26/2028	150,000	145,884

See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
European Bank for Reconstruction & Development:
4.38%, 03/09/2028	$ 660,000	$ 663,148
Series GMTN, 0.50%, 11/25/2025	250,000	226,243
Series GMTN, 0.50%, 01/28/2026 (b)	200,000	180,090
Series GMTN, 1.50%, 02/13/2025	250,000	236,052
European Investment Bank:
0.38%, 12/15/2025	200,000	180,230
0.38%, 03/26/2026	750,000	669,315
0.63%, 07/25/2025	350,000	321,345
0.75%, 10/26/2026	250,000	221,325
0.75%, 09/23/2030	200,000	159,592
1.25%, 02/14/2031	390,000	320,408
1.63%, 03/14/2025 (b)	485,000	458,005
1.63%, 05/13/2031 (b)	100,000	84,179
1.75%, 03/15/2029 (b)	133,000	116,519
1.88%, 02/10/2025	100,000	95,026
2.13%, 04/13/2026 (b)	100,000	93,568
2.38%, 05/24/2027	100,000	92,727
2.50%, 10/15/2024	25,000	24,132
2.75%, 08/15/2025	195,000	186,798
3.75%, 02/14/2033	990,000	975,279
3.88%, 03/15/2028 (b)	300,000	295,224
Series GMTN, 1.38%, 03/15/2027 (b)	350,000	313,750
Inter-American Development Bank:
0.50%, 09/23/2024	850,000	801,210
0.63%, 07/15/2025	500,000	459,110
0.63%, 09/16/2027 (b)	500,000	429,795
0.88%, 04/03/2025 (b)	500,000	465,055
1.13%, 07/20/2028	200,000	171,540
1.50%, 01/13/2027	350,000	315,983
2.00%, 07/23/2026	100,000	92,636
2.38%, 07/07/2027	100,000	92,847
3.13%, 09/18/2028	100,000	94,563
3.50%, 09/14/2029	200,000	192,882
4.00%, 01/12/2028	200,000	197,762
4.38%, 01/24/2044	75,000	75,026
4.50%, 05/15/2026	315,000	313,828
Series GMTN, 0.88%, 04/20/2026	250,000	225,553
Series GMTN, 1.13%, 01/13/2031	750,000	606,675
Series GMTN, 1.75%, 03/14/2025	250,000	236,405
Inter-American Investment Corp. 4.13%, 2/15/2028	200,000	196,966
Security Description	Principal Amount	Value
International Bank for Reconstruction & Development:
0.38%, 07/28/2025 (b)	$ 750,000	$ 684,615
0.50%, 10/28/2025	250,000	226,967
0.63%, 04/22/2025	550,000	508,458
0.75%, 03/11/2025	500,000	465,185
0.75%, 11/24/2027	390,000	335,139
0.75%, 08/26/2030	170,000	134,812
0.88%, 07/15/2026	1,000,000	895,700
0.88%, 05/14/2030 (b)	250,000	201,723
1.13%, 09/13/2028	500,000	427,465
1.25%, 02/10/2031 (b)	500,000	408,315
1.63%, 01/15/2025	350,000	331,859
1.63%, 11/03/2031	1,000,000	836,990
3.13%, 06/15/2027	200,000	190,592
3.88%, 02/14/2030	825,000	812,608
Series GDIF, 1.38%, 04/20/2028	250,000	218,983
Series GDIF, 1.75%, 10/23/2029	250,000	216,888
Series GDIF, 2.50%, 11/25/2024	300,000	288,948
Series GDIF, 2.50%, 07/29/2025	200,000	190,792
Series GDIF, 2.50%, 11/22/2027	250,000	232,180
Series GMTN, 4.75%, 02/15/2035	25,000	26,202
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	250,000	228,732
Series GMTN, 0.75%, 10/08/2026	500,000	442,935
Series GMTN, 2.13%, 04/07/2026	100,000	93,509
Series GMTN, 3.63%, 09/15/2025	133,000	129,882
Nordic Investment Bank:
0.38%, 09/20/2024	200,000	188,496
0.38%, 09/11/2025	200,000	181,820
4.38%, 03/14/2028	700,000	703,500
Series GMTN, 0.50%, 01/21/2026	200,000	180,138
		28,525,070
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
0.50%, 08/26/2025	350,000	318,287
4.13%, 06/14/2028	200,000	197,492
4.63%, 11/28/2025	500,000	496,485
Series GMTN, 2.25%, 03/22/2027	250,000	229,395
		1,241,659

See accompanying notes to financial statements.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
UNITED STATES — 0.0% (a)
Inter-American Development Bank 2.25%, 6/18/2029	$ 250,000	$ 223,763
URUGUAY — 0.0% (a)
Uruguay Government International Bonds:
4.38%, 10/27/2027	225,000	223,333
4.38%, 01/23/2031	280,000	276,035
4.98%, 04/20/2055	400,000	390,512
5.10%, 06/18/2050	175,000	174,792
		1,064,672
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $83,800,119)		76,054,781
U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.6%
Federal Farm Credit Banks Funding Corp.:
0.30%, 11/12/2024	250,000	233,162
0.47%, 8/19/2024	100,000	94,536
0.68%, 8/4/2025	100,000	91,203
0.68%, 1/13/2027	250,000	216,870
0.70%, 1/27/2027	100,000	86,912
0.79%, 6/21/2027	125,000	107,824
0.88%, 11/18/2024	185,000	174,052
0.90%, 8/19/2027	100,000	86,063
1.00%, 8/3/2027	100,000	85,366
1.04%, 1/25/2029	150,000	123,860
1.10%, 8/10/2029	150,000	122,448
1.13%, 1/6/2025	110,000	103,341
1.14%, 8/20/2029	150,000	122,268
1.15%, 8/12/2030	100,000	78,958
1.32%, 9/9/2030	100,000	79,920
1.38%, 1/14/2031	250,000	197,957
1.65%, 7/23/2035	100,000	70,531
1.69%, 8/20/2035	100,000	70,802
1.75%, 2/14/2025	315,000	297,867
1.95%, 8/13/2040	100,000	63,873
1.99%, 3/17/2031	500,000	410,860
3.38%, 8/26/2024	250,000	244,282
4.25%, 9/26/2024	500,000	492,580
4.38%, 6/23/2026 (b)	1,000,000	995,330
4.50%, 11/18/2024	250,000	247,105
Federal Home Loan Banks:
0.38%, 9/4/2025	750,000	681,405
0.50%, 4/14/2025 (b)	1,455,000	1,343,853
0.55%, 1/20/2026	150,000	134,172
0.65%, 1/28/2026	150,000	133,989
0.65%, 2/26/2026	100,000	89,386
0.70%, 1/28/2026	150,000	134,170
0.75%, 2/24/2026	100,000	89,689
Security Description	Principal Amount	Value
0.83%, 2/10/2027	$ 100,000	$ 87,122
0.90%, 2/26/2027	150,000	131,258
1.00%, 8/16/2028	250,000	209,265
1.25%, 12/21/2026	1,000,000	897,190
1.50%, 8/15/2024	190,000	181,788
2.88%, 9/13/2024	50,000	48,464
3.25%, 6/9/2028	500,000	478,665
3.25%, 11/16/2028	280,000	268,047
4.50%, 10/3/2024	1,500,000	1,484,280
4.63%, 12/13/2024 (b)	1,500,000	1,486,350
4.63%, 6/6/2025	675,000	670,396
5.00%, 2/28/2025	1,000,000	997,850
5.50%, 7/15/2036	135,000	152,790
Federal Home Loan Mortgage Corp.:
0.38%, 9/23/2025	730,000	661,227
0.60%, 10/15/2025	110,000	99,273
0.60%, 10/20/2025	150,000	134,943
0.63%, 11/25/2025	175,000	157,916
0.68%, 8/6/2025	100,000	91,208
0.75%, 6/23/2026	150,000	133,521
1.50%, 2/12/2025	2,500,000	2,361,725
1.50%, 4/1/2037	1,283,517	1,105,795
1.50%, 2/1/2051	2,116,067	1,637,454
1.50%, 10/1/2051	1,842,386	1,429,300
1.50%, 11/1/2051	5,357,884	4,156,031
2.00%, 2/1/2036	2,207,511	1,959,919
2.00%, 6/1/2036	1,912,279	1,696,162
2.00%, 1/1/2037	2,639,943	2,340,430
2.00%, 4/1/2037	1,536,764	1,361,196
2.00%, 9/1/2050	3,917,231	3,217,116
2.00%, 10/1/2050	1,244,875	1,019,631
2.00%, 12/1/2050	946,437	774,696
2.00%, 1/1/2051	2,391,005	1,957,495
2.00%, 2/1/2051	2,972,055	2,432,827
2.00%, 9/1/2051	4,460,995	3,644,221
2.00%, 11/1/2051	7,126,919	5,813,900
2.00%, 12/1/2051	1,959,680	1,617,290
2.00% 2/1/2052	8,333,254	6,808,319
2.00%, 3/1/2052	5,100,893	4,156,463
2.22%, 7/13/2040	150,000	102,414
2.50%, 10/1/2029	12,986	12,107
2.50%, 1/1/2031	28,594	26,606
2.50%, 5/1/2031	45,099	41,863
2.50%, 6/1/2031	83,581	77,584
2.50%, 10/1/2031	80,653	74,866
2.50%, 12/1/2031	106,246	98,622
2.50%, 12/1/2032	370,247	343,700
2.50%, 2/1/2033	394,218	365,951
2.50%, 9/1/2035	490,539	448,715
2.50%, 1/1/2037	1,762,654	1,607,115
2.50%, 1/1/2042	1,050,676	917,267
2.50%, 7/1/2042	2,990,927	2,608,078
2.50%, 9/1/2046	623,249	539,215
2.50%, 7/1/2050	2,731,566	2,328,579

See accompanying notes to financial statements.
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 10/1/2050	$ 1,771,663	$ 1,509,086
2.50%, 1/1/2051	719,439	612,922
2.50%, 2/1/2051	2,314,541	1,970,787
2.50%, 6/1/2051	5,400,618	4,579,599
2.50%, 9/1/2051	4,903,284	4,161,262
2.50%, 10/1/2051	4,090,038	3,470,928
2.50%, 11/1/2051	5,016,664	4,257,095
2.50%, 12/1/2051	4,288,568	3,639,074
2.50% 4/1/2052	5,960,562	5,093,622
3.00%, 10/1/2030	194,599	184,976
3.00%, 12/1/2030	35,196	33,455
3.00%, 5/1/2031	25,933	24,597
3.00%, 12/1/2031	145,169	137,690
3.00%, 2/1/2032	195,080	185,030
3.00%, 5/1/2032	195,273	184,446
3.00%, 7/1/2032	55,415	52,342
3.00%, 1/1/2033	235,948	222,866
3.00%, 3/1/2035	972,898	912,131
3.00%, 5/1/2035	452,393	423,951
3.00%, 4/1/2036	131,773	122,220
3.00%, 6/1/2036	83,579	77,520
3.00%, 2/1/2038	249,882	231,668
3.00%, 1/1/2043	1,228,874	1,112,239
3.00%, 7/1/2043	1,282,899	1,161,002
3.00%, 6/1/2045	29,250	26,203
3.00% 8/1/2045	194,667	175,616
3.00%, 4/1/2046	110,441	98,962
3.00% 6/1/2046	1,430,091	1,292,361
3.00%, 7/1/2046	1,857,895	1,662,488
3.00%, 8/1/2046	210,581	188,693
3.00%, 9/1/2046	68,720	61,577
3.00%, 10/1/2046	117,048	104,882
3.00% 11/1/2046	426,220	380,921
3.00% 12/1/2046	383,600	343,728
3.00%, 1/1/2047	279,172	250,166
3.00% 2/1/2047	765,959	686,356
3.00%, 4/1/2047	1,845,214	1,651,141
3.00%, 9/1/2049	184,675	164,003
3.00%, 12/1/2049	179,002	158,965
3.00%, 2/1/2050	660,670	586,717
3.00%, 5/1/2050	1,649,313	1,462,889
3.00%, 8/1/2050	3,367,609	3,007,869
3.00%, 6/1/2051	1,447,409	1,279,334
3.00%, 3/1/2052	4,661,083	4,106,497
3.50%, 4/1/2032	102,352	98,300
3.50%, 6/1/2033	190,806	183,175
3.50%, 9/1/2033	127,238	122,144
3.50%, 11/1/2034	86,799	82,348
3.50%, 3/1/2037	105,802	100,403
3.50%, 10/1/2037	1,491,212	1,417,893
3.50%, 4/1/2042	122,921	114,930
3.50%, 12/1/2042	79,013	73,896
3.50%, 8/1/2043	206,723	193,208
3.50%, 5/1/2044	913,368	853,651
3.50%, 11/1/2044	12,639	11,741
Security Description	Principal Amount	Value
3.50%, 1/1/2045	$ 17,209	$ 15,985
3.50% 7/1/2045	105,440	97,916
3.50%, 10/1/2045	16,146	14,994
3.50% 12/1/2045	200,687	186,365
3.50%, 1/1/2046	24,123	22,401
3.50%, 3/1/2046	48,526	44,855
3.50%, 4/1/2046	70,245	64,932
3.50%, 6/1/2046	83,108	76,821
3.50%, 8/1/2046	960,487	891,942
3.50%, 12/1/2046	277,765	256,753
3.50%, 2/1/2047	181,584	167,848
3.50%, 3/1/2047	173,089	159,996
3.50%, 4/1/2047	97,610	90,185
3.50%, 6/1/2047	94,255	87,085
3.50% 10/1/2047	170,528	157,556
3.50%, 11/1/2047	59,831	55,280
3.50%, 12/1/2047	138,902	128,335
3.50%, 4/1/2049	138,323	127,509
3.50%, 7/1/2049	371,231	341,797
3.50%, 9/1/2049	1,849,523	1,713,952
3.50%, 10/1/2049	39,337	36,218
3.50%, 3/1/2050	944,623	869,728
3.50%, 9/1/2052	1,304,081	1,188,016
4.00%, 11/1/2033	137,844	133,704
4.00%, 4/1/2042	11,042	10,611
4.00%, 6/1/2042	32,838	31,546
4.00%, 7/1/2042	585,243	562,426
4.00%, 12/1/2044	12,767	12,249
4.00%, 4/1/2045	9,351	8,969
4.00%, 10/1/2045	22,046	21,144
4.00%, 12/1/2045	41,701	39,996
4.00%, 1/1/2046	152,590	146,348
4.00%, 2/1/2046	60,673	58,191
4.00%, 1/1/2047	189,313	180,696
4.00%, 2/1/2047	75,183	71,761
4.00%, 6/1/2047	132,864	126,630
4.00%, 9/1/2047	163,042	155,391
4.00%, 11/1/2047	121,918	116,197
4.00%, 1/1/2048	317,247	302,360
4.00%, 10/1/2048	607,796	578,901
4.00%, 4/1/2049	48,051	45,615
4.00%, 2/1/2051	2,443,550	2,317,235
4.00%, 1/1/2053	5,256,619	4,930,967
4.50%, 5/1/2042	302,826	299,246
4.50%, 5/1/2044	124,783	122,904
4.50%, 12/1/2045	181,281	178,551
4.50%, 9/1/2046	135,206	133,114
4.50%, 4/1/2047	68,987	67,573
4.50%, 10/1/2047	107,727	105,519
4.50%, 11/1/2047	86,914	85,133
4.50%, 12/1/2047	45,436	44,505
4.50%, 7/1/2048	242,179	236,619
4.50%, 9/1/2048	379,013	369,882
4.50%, 11/1/2048	136,320	133,185
4.50%, 6/1/2049	183,288	178,641

See accompanying notes to financial statements.
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 11/1/2049	$ 352,145	$ 343,216
4.50%, 10/1/2052	1,050,901	1,010,031
4.50%, 12/1/2052	2,291,386	2,220,126
4.50%, 5/1/2053	222,590	213,931
5.00%, 7/1/2041	62,087	62,571
5.00%, 11/1/2048	146,072	145,336
5.00%, 9/1/2052	3,043,069	2,981,024
5.00%, 10/1/2052	762,333	750,535
5.00% 12/1/2052	1,352,485	1,333,594
5.00%, 2/1/2053	5,630,202	5,515,407
5.50%, 8/1/2038	184,993	189,918
5.50%, 12/1/2052	415,916	419,647
5.50%, 2/1/2053	2,150,479	2,140,130
6.00%, 7/1/2040	72,033	75,881
6.25%, 7/15/2032 (b)	460,000	537,358
6.50%, 6/1/2053	1,435,789	1,465,781
Series 0000, 0.64%, 11/24/2025	175,000	158,240
Series 0001, 0.60%, 11/12/2025	150,000	135,009
Series USD, 0.38%, 7/21/2025	110,000	100,352
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K040, Class A2, 3.24%, 9/25/2024	575,000	558,977
Series K046, Class A2, 3.21%, 3/25/2025	557,000	537,250
Series K049, Class A2, 3.01%, 7/25/2025	200,000	191,576
Series K054, Class A2, 2.75%, 1/25/2026	500,000	473,110
Series K062, Class A2, 3.41%, 12/25/2026	400,000	382,155
Series K080, Class A2, 3.93%, 7/25/2028 (c)	1,000,000	971,244
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	243,049
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	154,484
Series K087, Class A2, 3.77%, 12/25/2028	1,607,000	1,544,830
Series K090, Class A2, 3.42%, 2/25/2029	163,934	154,667
Series K092, Class A2, 3.30%, 4/25/2029	350,000	327,796
Series K093, Class A2, 2.98%, 5/25/2029	100,000	92,076
Series K094, Class A2, 2.90%, 6/25/2029	352,767	322,803
Series K098, Class A2, 2.43%, 8/25/2029	100,000	88,697
Series K099, Class A2, 2.60%, 9/25/2029	100,000	89,446
Series K101, Class A2, 2.52%, 10/25/2029	200,000	177,777
Security Description	Principal Amount	Value
Series K109, Class A2, 1.56%, 4/25/2030	$ 100,000	$ 82,727
Series K114, Class A2, 1.37%, 6/25/2030	85,000	68,937
Series K115, Class A2, 1.38%, 6/25/2030	400,000	324,731
Series K118, Class A2, 1.49%, 9/25/2030	750,000	610,655
Series K121, Class A2, 1.55%, 10/25/2030	320,000	260,394
Series K123, Class A2, 1.62%, 12/25/2030	233,333	190,580
Series K124, Class A2, 1.66%, 12/25/2030	500,000	408,665
Series K126, Class A2, 2.07%, 1/25/2031	500,000	421,436
Series K127, Class A2, 2.11%, 1/25/2031	450,000	379,871
Series K131, Class A2, 1.85%, 7/25/2031	500,000	410,539
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	224,100
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	187,130
Series K-1520, Class A2, 2.44%, 2/25/2036	520,000	408,542
Series K1522, Class A2, 2.36%, 10/25/2036	250,000	191,677
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	481,418
Series K734, Class A2, 3.21%, 2/25/2026	350,000	334,858
Series K735, Class A2, 2.86%, 5/25/2026	197,416	186,704
Series K736, Class A2, 2.28%, 7/25/2026	300,000	278,842
Series K743, Class A2, 1.77%, 5/25/2028	300,000	263,410
Series K748, Class A2, 2.26%, 1/25/2029 (c)	500,000	443,664
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	440,000	372,989
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	166,667	146,725
Federal National Mortgage Association:
0.38%, 8/25/2025	665,000	604,339
0.50%, 6/17/2025 (b)	1,000,000	917,560
0.50%, 11/7/2025	235,000	212,962
0.63%, 4/22/2025	215,000	198,841
0.65%, 12/10/2025	100,000	90,196
0.65%, 12/17/2025	125,000	112,653
0.70%, 7/30/2025	100,000	91,352
0.75%, 10/8/2027 (b)	700,000	607,313
0.88%, 12/18/2026	125,000	109,819

See accompanying notes to financial statements.
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
0.88%, 8/5/2030	$ 1,900,000	$ 1,527,011
1.50%, 7/1/2036	3,588,989	3,095,144
1.50%, 3/1/2037	4,787,884	4,125,097
1.50%, 4/1/2037	1,414,817	1,218,964
1.50%, 3/1/2051	2,692,861	2,090,937
1.50%, 11/1/2051	5,555,087	4,308,831
1.63%, 1/7/2025	215,000	203,880
2.00%, 11/1/2031	53,310	48,829
2.00%, 8/1/2035	741,301	658,145
2.00% 11/1/2035	1,853,973	1,646,001
2.00%, 12/1/2035	1,031,822	916,077
2.00%, 2/1/2036	2,186,240	1,940,997
2.00% 6/1/2036	3,393,592	3,009,090
2.00%, 12/1/2036	4,904,379	4,347,881
2.00%, 5/1/2037	4,660,033	4,128,276
2.00%, 7/15/2038 (f)	2,000,000	1,772,266
2.00%, 1/1/2042	4,493,782	3,809,770
2.00%, 7/1/2050	748,741	613,567
2.00%, 8/1/2050	1,316,483	1,078,649
2.00%, 9/1/2050	2,117,512	1,756,592
2.00%, 10/1/2050	17,260,964	14,138,344
2.00%, 11/1/2050	3,759,703	3,079,082
2.00% 1/1/2051	4,847,314	3,968,296
2.00%, 2/1/2051	2,802,077	2,293,774
2.00% 3/1/2051	14,115,812	11,542,401
2.00%, 4/1/2051	4,603,573	3,763,537
2.00% 5/1/2051	8,899,547	7,281,033
2.00%, 7/1/2051	7,770,179	6,349,426
2.00%, 11/1/2051	14,546,064	11,866,598
2.00%, 1/1/2052	4,610,443	3,758,736
2.00% 2/1/2052	8,188,152	6,696,951
2.00%, 3/1/2052	2,952,430	2,405,788
2.00%, 4/1/2052	5,218,753	4,252,502
2.13%, 4/24/2026	200,000	187,238
2.50%, 3/1/2029	70,311	66,579
2.50%, 7/1/2030	378,091	353,285
2.50%, 2/1/2031	43,397	40,329
2.50%, 10/1/2031	80,372	74,511
2.50%, 12/1/2031	143,318	132,866
2.50%, 1/1/2032	52,901	49,043
2.50%, 4/1/2032	505,985	469,084
2.50%, 6/1/2032	1,326,470	1,229,733
2.50%, 10/1/2032	170,478	158,037
2.50%, 12/1/2032	342,130	317,162
2.50%, 1/1/2033	193,179	179,081
2.50% 2/1/2035	2,147,981	1,991,333
2.50% 8/1/2035	1,241,903	1,136,043
2.50%, 9/1/2035	2,970,631	2,717,416
2.50%, 2/1/2036	831,001	760,167
2.50%, 6/1/2040	265,678	234,052
2.50%, 8/1/2040	155,151	136,615
2.50%, 11/1/2049	1,457,324	1,248,073
2.50%, 12/1/2049	654,721	560,713
2.50%, 7/1/2050	1,181,121	1,006,347
2.50%, 8/1/2050	2,866,229	2,441,884
Security Description	Principal Amount	Value
2.50%, 10/1/2050	$ 1,827,793	$ 1,556,905
2.50%, 11/1/2050	2,238,087	1,906,218
2.50%, 12/1/2050	1,272,041	1,083,322
2.50% 4/1/2051	7,479,697	6,361,349
2.50%, 7/1/2051	7,162,568	6,079,057
2.50%, 8/1/2051	12,403,405	10,526,610
2.50%, 9/1/2051	4,246,453	3,603,745
2.50% 10/1/2051	10,567,316	8,967,526
2.50%, 1/1/2052	2,714,394	2,301,689
2.50%, 2/1/2052	1,194,857	1,013,782
2.50%, 3/1/2052	6,015,800	5,098,535
2.50%, 4/1/2052	5,632,265	4,773,480
2.63%, 9/6/2024	250,000	242,505
3.00%, 10/1/2028	23,488	22,302
3.00%, 8/1/2029	13,450	12,780
3.00%, 5/1/2030	63,234	60,578
3.00%, 6/1/2030	13,260	12,589
3.00%, 8/1/2030	262,861	249,553
3.00%, 9/1/2030	14,086	13,373
3.00%, 11/1/2030	30,521	28,976
3.00% 12/1/2030	184,148	174,825
3.00%, 4/1/2031	95,468	90,441
3.00%, 12/1/2031	151,879	143,882
3.00% 2/1/2032	484,206	458,710
3.00%, 5/1/2032	174,635	164,758
3.00%, 8/1/2032	55,823	52,666
3.00%, 10/1/2032	97,769	92,240
3.00%, 2/1/2034	446,375	421,128
3.00%, 7/1/2034	119,882	112,400
3.00%, 6/1/2035	1,511,083	1,416,774
3.00%, 6/1/2036	24,474	22,675
3.00%, 8/1/2036	124,362	115,220
3.00%, 9/1/2036	223,308	206,893
3.00%, 10/1/2036	68,393	63,366
3.00%, 12/1/2036	126,346	117,059
3.00%, 4/1/2037	632,342	585,859
3.00%, 11/1/2037	260,864	235,832
3.00%, 2/1/2038	1,870,806	1,745,497
3.00%, 7/15/2038	500,000	466,582
3.00%, 6/1/2042	495,527	447,977
3.00%, 6/1/2043	151,400	136,872
3.00%, 7/1/2043	32,161	29,072
3.00%, 2/1/2044	269,614	243,718
3.00%, 1/1/2045	475,992	430,274
3.00%, 5/1/2045	433,614	391,966
3.00%, 9/1/2045	25,316	22,653
3.00% 11/1/2045	164,515	147,208
3.00%, 12/1/2045	33,640	30,101
3.00%, 5/1/2046	231,401	207,100
3.00%, 7/1/2046	257,062	230,066
3.00%, 10/1/2046	168,301	150,626
3.00%, 11/1/2046	355,042	317,756
3.00% 12/1/2046	318,509	285,059
3.00% 1/1/2047	889,678	796,359
3.00%, 2/1/2047	284,050	253,860

See accompanying notes to financial statements.
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 5/1/2047	$ 329,273	$ 294,654
3.00%, 11/1/2047	172,206	154,100
3.00%, 9/1/2049	1,591,067	1,412,898
3.00%, 11/1/2049	531,786	472,237
3.00% 12/1/2049	4,282,055	3,812,625
3.00%, 1/1/2050	1,019,448	905,289
3.00%, 2/1/2050	3,751,546	3,357,564
3.00%, 3/1/2050	980,493	869,882
3.00%, 5/1/2050	1,110,870	985,293
3.00%, 7/1/2050	967,669	858,056
3.00%, 8/1/2050	402,598	356,946
3.00%, 9/1/2050	3,606,308	3,196,964
3.00%, 10/1/2050	184,162	163,236
3.00%, 1/1/2051	3,612,670	3,222,834
3.00%, 1/1/2052	2,672,775	2,360,238
3.00% 2/1/2052	3,270,222	2,887,217
3.00%, 5/1/2052	3,311,358	2,914,052
3.00%, 6/1/2052	5,095,284	4,519,162
3.50%, 11/1/2025	6,073	5,914
3.50%, 1/1/2027	6,934	6,741
3.50%, 5/1/2029	14,452	13,886
3.50%, 10/1/2029	13,816	13,275
3.50%, 2/1/2031	77,901	75,636
3.50%, 3/1/2032	81,847	78,515
3.50%, 4/1/2032	123,532	118,504
3.50%, 2/1/2033	249,021	238,883
3.50%, 4/1/2033	74,582	71,513
3.50%, 11/1/2034	469,068	448,615
3.50%, 12/1/2035	15,913	15,073
3.50%, 1/1/2037	119,834	113,534
3.50%, 2/1/2037	169,435	160,526
3.50%, 7/1/2037	68,314	64,756
3.50%, 4/1/2038	152,790	144,296
3.50%, 2/1/2041	53,525	49,998
3.50%, 10/1/2044	11,348	10,530
3.50% 1/1/2045	31,656	29,373
3.50% 2/1/2045	1,407,361	1,314,738
3.50%, 5/1/2045	12,555	11,645
3.50% 8/1/2045	41,827	38,796
3.50%, 11/1/2045	14,442	13,396
3.50% 12/1/2045	225,410	209,078
3.50%, 1/1/2046	152,932	141,850
3.50% 2/1/2046	192,294	178,361
3.50% 4/1/2046	108,432	100,113
3.50% 5/1/2046	155,011	143,121
3.50%, 6/1/2046	40,367	37,270
3.50%, 7/1/2046	118,084	109,025
3.50%, 8/1/2046	1,258,532	1,174,843
3.50%, 1/1/2047	187,925	173,509
3.50% 2/1/2047	854,796	792,108
3.50%, 3/1/2047	180,998	167,114
3.50%, 4/1/2047	360,103	332,324
3.50% 5/1/2047	1,366,549	1,262,774
3.50%, 6/1/2047	141,346	130,442
3.50% 7/1/2047	1,880,949	1,757,158
Security Description	Principal Amount	Value
3.50%, 9/1/2047	$ 131,699	$ 121,540
3.50%, 10/1/2047	152,120	140,385
3.50%, 11/1/2047	34,578	31,911
3.50% 12/1/2047	3,162,436	2,933,142
3.50%, 1/1/2048	72,824	67,274
3.50%, 2/1/2048	117,096	108,393
3.50%, 6/1/2048	197,584	182,326
3.50%, 10/1/2048	632,866	584,045
3.50% 11/1/2048	1,189,460	1,097,972
3.50%, 3/1/2049	1,374,043	1,268,045
3.50%, 5/1/2049	1,211,824	1,115,752
3.50%, 6/1/2049	3,275,970	3,023,253
3.50%, 7/1/2049	184,159	169,559
3.50%, 8/1/2049	517,081	476,087
3.50%, 2/1/2050	2,805,676	2,599,342
3.50%, 6/1/2050	299,256	275,054
3.50%, 12/1/2051	333,334	304,543
3.50%, 5/1/2052	1,008,582	928,112
3.50%, 6/1/2052	5,770,309	5,258,595
3.50%, 7/1/2052	2,428,148	2,214,512
4.00%, 3/1/2031	243,525	237,618
4.00%, 10/1/2033	55,659	54,115
4.00%, 10/1/2037	444,362	429,942
4.00%, 1/1/2038	1,437,863	1,388,083
4.00%, 1/1/2039	47,792	46,245
4.00%, 2/1/2039	41,395	40,055
4.00%, 12/1/2040	21,667	20,811
4.00%, 2/1/2043	121,283	116,492
4.00% 10/1/2043	260,608	250,136
4.00%, 11/1/2043	84,022	80,616
4.00%, 12/1/2043	88,953	85,347
4.00% 10/1/2044	14,437	13,836
4.00%, 1/1/2045	261,732	251,158
4.00%, 3/1/2045	13,871	13,289
4.00%, 5/1/2045	716,761	686,929
4.00%, 7/1/2045	14,044	13,454
4.00% 9/1/2045	56,734	54,350
4.00% 12/1/2045	22,960	21,996
4.00%, 2/1/2046	1,392,589	1,337,344
4.00%, 4/1/2046	48,478	46,221
4.00%, 7/1/2046	77,645	74,030
4.00%, 10/1/2046	1,412,232	1,355,638
4.00% 11/1/2046	723,889	693,223
4.00%, 12/1/2046	180,924	172,500
4.00% 4/1/2047	278,557	265,187
4.00%, 7/1/2047	1,464,232	1,393,955
4.00%, 8/1/2047	128,623	122,449
4.00%, 9/1/2047	129,511	123,295
4.00%, 12/1/2047	178,186	169,634
4.00%, 2/1/2048	396,773	377,729
4.00%, 6/1/2048	306,201	291,306
4.00%, 7/1/2048	129,559	123,257
4.00%, 9/1/2048	695,781	661,936
4.00%, 11/1/2048	1,303,464	1,240,059
4.00%, 6/1/2049	602,072	573,175

See accompanying notes to financial statements.
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/2049	$ 437,324	$ 414,719
4.00%, 8/1/2049	728,936	693,478
4.00%, 9/1/2049	161,331	152,991
4.00%, 2/1/2050	492,265	466,820
4.00%, 7/1/2050	1,361,730	1,295,490
4.00%, 3/1/2051	2,212,041	2,097,700
4.00%, 7/1/2052	1,148,525	1,085,639
4.00%, 8/1/2052	1,438,862	1,363,249
4.00%, 10/1/2052	2,948,859	2,766,237
4.00%, 5/1/2053	2,181,998	2,046,668
4.50%, 5/1/2038	1,083,495	1,061,911
4.50%, 7/15/2038	1,000,000	980,116
4.50%, 9/1/2039	151,165	149,204
4.50%, 12/1/2040	19,211	18,954
4.50%, 1/1/2042	28,318	27,921
4.50% 9/1/2043	48,850	48,182
4.50%, 11/1/2043	18,541	18,269
4.50%, 5/1/2044	75,857	74,628
4.50%, 6/1/2044	19,528	19,212
4.50%, 2/1/2046	92,736	91,494
4.50%, 3/1/2046	296,749	292,406
4.50%, 5/1/2046	242,778	239,549
4.50%, 7/1/2046	74,330	72,994
4.50%, 11/1/2047	246,701	241,369
4.50%, 4/1/2048	105,784	103,238
4.50%, 7/1/2048	515,553	503,145
4.50% 8/1/2048	334,086	326,046
4.50%, 12/1/2048	126,035	123,001
4.50%, 1/1/2049	42,339	41,320
4.50%, 4/1/2049	62,638	61,048
4.50%, 3/1/2050	438,055	426,940
4.50%, 8/1/2052	11,808,292	11,349,149
4.50%, 3/1/2053	1,994,940	1,918,385
5.00%, 7/15/2038	600,000	595,715
5.00%, 1/1/2039	244,667	246,059
5.00%, 6/1/2040	90,715	91,415
5.00%, 7/1/2041	15,768	15,889
5.00%, 5/1/2042	20,515	20,674
5.00%, 11/1/2044	243,917	245,800
5.00%, 1/1/2045	12,887	12,942
5.00%, 6/1/2048	160,863	160,053
5.00%, 9/1/2048	172,741	171,870
5.00%, 3/1/2050	267,349	265,775
5.00%, 10/1/2052	646,146	636,006
5.00%, 6/1/2053	1,990,130	1,949,310
5.50%, 2/1/2037	12,370	12,686
5.50%, 4/1/2038	57,558	59,045
5.50%, 9/1/2040	18,240	18,759
5.50%, 9/1/2041	28,398	29,131
5.50% 5/1/2044	338,024	344,556
5.50%, 12/1/2052	569,049	569,821
5.50%, 2/1/2053	631,655	634,004
5.50%, 5/1/2053	3,454,426	3,437,619
5.63%, 7/15/2037	80,000	91,547
6.00%, 2/1/2053	3,883,058	3,916,420
Security Description	Principal Amount	Value
6.00%, 5/1/2053	$ 1,475,723	$ 1,488,442
6.00%, 7/15/2053	1,750,000	1,764,910
6.50%, 7/15/2053	1,150,000	1,174,046
6.63%, 11/15/2030	365,000	422,827
7.25%, 5/15/2030	75,000	88,793
2.00%, 10/1/2051	8,748,688	7,138,884
Series 0000, 0.56%, 11/17/2025	350,000	315,675
TBA, 2.00%, 7/15/2053	5,250,000	4,277,800
TBA, 2.50%, 7/15/2038 (f)	1,000,000	910,352
TBA, 2.50%, 7/15/2053	4,950,000	4,194,670
TBA, 3.00%, 7/15/2053 (f)	3,500,000	3,079,342
TBA, 3.50%, 7/15/2038	1,185,000	1,126,934
TBA, 3.50%, 7/15/2053 (f)	5,625,000	5,123,537
TBA, 4.00%, 7/15/2053 (f)	3,275,000	3,072,445
TBA, 4.50%, 7/15/2053 (f)	2,725,000	2,619,273
TBA, 5.00%, 7/15/2053	5,075,000	4,971,054
TBA, 5.50%, 7/15/2053	5,725,000	5,696,873
Federal National Mortgage Association-Aces:
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (c)	212,265	204,610
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (c)	263,336	248,449
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (c)	251,097	235,287
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (c)	236,831	221,246
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (c)	880,564	843,140
Series 2020-M14, Class A2, 1.78%, 5/25/2030	492,456	415,388
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	160,888
Series 2020-M8, Class A2, 1.82%, 2/25/2030	143,173	122,046
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (c)	725,000	579,341
Series 2021-M19, Class A2, 1.80%, 10/25/2031 (c)	300,000	242,626
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	272,000	222,602
Series 2020-M52, Class A2, VRN, 1.36%, 10/25/2030 (c)	350,000	281,345
Series 2020-M53, Class A2, VRN, 1.74%, 11/25/2032 (c)	550,000	435,248
Series 2021-M1, Class A2, VRN, 1.44%, 11/25/2030 (c)	61,250	49,137

See accompanying notes to financial statements.
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-M4, Class A2, VRN, 1.51%, 2/25/2031 (c)	$ 280,000	$ 224,739
Government National Mortgage Association:
2.00%, 9/20/2050	668,311	564,432
2.00%, 1/20/2051	1,830,306	1,542,391
2.00%, 4/20/2051	3,882,068	3,270,308
2.00%, 5/20/2051	2,064,473	1,738,630
2.00%, 6/20/2051	3,574,497	3,009,439
2.00%, 9/20/2051	6,740,938	5,670,327
2.00%, 12/20/2051	2,651,295	2,228,244
2.00%, 1/20/2052	2,933,135	2,464,387
2.00%, 3/20/2052	5,239,338	4,400,214
2.00%, 4/20/2052	2,887,370	2,424,934
2.00%, 5/20/2052	2,098,225	1,762,177
2.50%, 12/20/2046	3,352,924	2,943,128
2.50%, 8/20/2050	1,685,420	1,467,629
2.50%, 9/20/2050	1,092,095	950,671
2.50%, 10/20/2050	1,955,680	1,701,880
2.50%, 1/20/2051	3,704,480	3,220,644
2.50%, 4/20/2051	3,674,803	3,189,620
2.50%, 7/20/2051	2,462,409	2,135,244
2.50%, 8/20/2051	2,296,924	1,991,108
2.50%, 9/20/2051	4,403,171	3,815,701
2.50%, 10/20/2051	1,623,669	1,406,588
2.50%, 1/20/2052	3,157,030	2,733,187
2.50%, 3/20/2052	963,308	834,036
2.50%, 5/20/2052	5,151,342	4,459,254
3.00%, 1/20/2043	225,228	205,802
3.00%, 5/20/2043	111,093	101,317
3.00%, 12/20/2044	16,870	15,369
3.00%, 3/20/2045	8,566	7,797
3.00%, 4/20/2045	26,300	23,943
3.00%, 6/20/2045	402,477	366,343
3.00%, 7/20/2045	26,643	24,251
3.00%, 8/20/2045	26,448	24,073
3.00%, 2/20/2046	767,326	699,806
3.00%, 3/20/2046	237,510	215,919
3.00%, 4/20/2046	1,319,934	1,199,948
3.00%, 5/20/2046	39,010	35,464
3.00%, 7/20/2046	24,913	22,673
3.00%, 8/20/2046	80,608	73,281
3.00%, 9/20/2046	57,486	52,261
3.00%, 10/20/2046	1,573,183	1,430,176
3.00%, 11/20/2046	106,451	96,774
3.00%, 12/20/2046	425,885	387,171
3.00%, 2/20/2047	220,961	200,875
3.00%, 4/20/2047	314,361	284,840
3.00%, 6/20/2047	95,740	86,749
3.00%, 7/20/2047	179,970	163,069
3.00%, 8/20/2047	89,869	81,430
3.00%, 10/20/2047	131,050	118,744
3.00%, 1/20/2048	488,921	443,007
3.00%, 2/20/2048	291,794	264,392
Security Description	Principal Amount	Value
3.00%, 3/20/2048	$ 505,924	$ 458,413
3.00%, 11/20/2049	792,152	714,189
3.00%, 12/20/2049	480,143	432,888
3.00%, 2/20/2050	1,643,790	1,482,364
3.00%, 6/20/2050	1,350,277	1,216,631
3.00%, 7/20/2050	1,665,873	1,500,629
3.00%, 12/20/2050	2,014,477	1,811,849
3.00%, 8/20/2051	4,054,729	3,637,032
3.00%, 12/20/2051	1,755,543	1,571,036
3.00%, 3/20/2052	2,468,529	2,206,160
3.00%, 5/20/2052	1,736,873	1,553,315
3.00%, 6/20/2052	1,315,586	1,174,705
3.50%, 10/20/2042	174,614	164,867
3.50%, 1/20/2043	762,723	720,146
3.50%, 5/20/2043	26,958	25,424
3.50%, 9/20/2043	17,542	16,544
3.50%, 11/20/2043	139,588	131,643
3.50%, 6/20/2044	664,835	626,498
3.50%, 10/20/2044	14,958	14,095
3.50%, 12/20/2044	9,785	9,221
3.50%, 3/20/2045	8,556	8,030
3.50%, 4/20/2045	29,347	27,367
3.50%, 6/20/2045	382,172	358,690
3.50%, 10/20/2045	751,506	706,395
3.50% 1/20/2046	2,599,453	2,439,731
3.50%, 3/20/2046	59,901	56,221
3.50%, 4/20/2046	31,866	29,882
3.50%, 5/20/2046	32,377	30,361
3.50%, 6/20/2046	491,437	460,834
3.50%, 7/20/2046	77,535	72,707
3.50%, 10/20/2046	156,893	147,269
3.50%, 11/20/2046	545,118	511,172
3.50%, 12/20/2046	356,352	334,161
3.50%, 5/20/2047	236,684	221,883
3.50%, 6/20/2047	160,140	150,125
3.50%, 7/20/2047	124,265	116,295
3.50%, 8/20/2047	199,043	186,075
3.50%, 9/20/2047	79,847	74,645
3.50%, 10/20/2047	78,050	72,965
3.50%, 11/20/2047	991,135	926,562
3.50%, 12/20/2047	369,080	345,034
3.50%, 6/20/2048	118,168	110,469
3.50%, 8/20/2048	85,222	79,627
3.50%, 8/20/2049	294,795	275,277
3.50%, 9/20/2049	867,532	809,860
3.50%, 12/20/2049	178,654	166,730
3.50%, 2/20/2050	297,396	277,546
3.50%, 7/20/2050	428,615	399,833
3.50%, 10/20/2050	1,665,041	1,554,127
3.50%, 6/20/2052	2,468,528	2,277,692
3.50%, 7/20/2052	725,642	669,544
3.50%, 10/20/2052	1,466,334	1,352,976
3.50%, 12/20/2052	2,625,876	2,422,876
4.00%, 4/15/2040	18,892	18,253
4.00%, 2/20/2042	8,218	7,976

See accompanying notes to financial statements.
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/20/2042	$ 5,976	$ 5,774
4.00%, 7/15/2044	17,646	16,894
4.00%, 8/20/2044	10,680	10,307
4.00%, 10/20/2044	95,379	92,042
4.00%, 5/15/2045	10,087	9,655
4.00%, 6/15/2045	23,616	22,547
4.00%, 8/20/2045	9,233	8,896
4.00%, 11/20/2045	116,820	112,559
4.00%, 2/20/2046	90,051	86,767
4.00%, 5/20/2046	92,180	88,818
4.00%, 6/20/2046	63,278	60,885
4.00%, 1/20/2047	184,114	177,152
4.00%, 3/20/2047	75,860	72,991
4.00%, 4/20/2047	141,991	136,201
4.00%, 5/20/2047	97,857	93,867
4.00%, 7/20/2047	97,755	93,990
4.00%, 8/20/2047	42,870	41,122
4.00%, 1/20/2048	68,200	65,420
4.00%, 5/20/2048	1,188,301	1,137,333
4.00%, 6/20/2048	1,759,161	1,683,708
4.00%, 8/20/2048	362,659	347,104
4.00%, 10/20/2048	153,035	146,472
4.00%, 11/20/2048	122,325	117,078
4.00%, 4/20/2049	105,327	100,759
4.00%, 6/20/2049	232,351	222,273
4.00%, 7/20/2049	127,887	122,340
4.00%, 1/20/2050	196,744	188,210
4.00%, 3/20/2050	362,786	347,050
4.00%, 9/20/2052	2,940,936	2,778,697
4.00%, 10/20/2052	2,126,259	2,008,962
4.00%, 11/20/2052	980,638	926,541
4.50%, 1/20/2044	52,371	51,625
4.50%, 11/20/2044	14,512	14,299
4.50%, 12/20/2044	12,361	12,180
4.50%, 4/20/2046	62,466	61,550
4.50%, 6/20/2046	43,622	43,000
4.50%, 7/20/2046	53,292	52,510
4.50%, 4/20/2047	158,195	155,255
4.50%, 8/20/2047	45,558	44,711
4.50%, 11/20/2047	412,224	403,320
4.50%, 12/20/2047	25,161	24,617
4.50%, 11/20/2048	140,230	137,133
4.50%, 7/20/2049	148,178	144,905
4.50%, 10/20/2052	513,205	495,094
4.50%, 12/20/2052	2,958,420	2,854,020
4.50%, 1/20/2053	2,371,287	2,287,607
4.50%, 3/20/2053	3,433,569	3,312,402
5.00%, 6/15/2040	11,612	11,707
5.00%, 10/15/2041	60,934	61,419
5.00%, 3/20/2044	23,096	23,366
5.00%, 12/20/2045	88,891	89,932
5.00%, 1/20/2048	106,585	106,551
5.00%, 5/20/2048	75,967	75,826
5.00%, 9/20/2048	130,319	129,822
5.00%, 3/20/2050	155,741	155,735
Security Description	Principal Amount	Value
5.00%, 11/20/2052	$ 1,568,034	$ 1,540,385
5.00%, 5/20/2053	2,502,855	2,457,814
5.50%, 10/20/2043	19,866	20,383
5.50%, 5/20/2045	248,704	255,399
5.50%, 5/20/2053	2,172,331	2,162,076
6.00%, 12/20/2052	1,117,754	1,124,899
TBA, 2.00%, 7/20/2053	1,000,000	839,978
TBA, 2.50%, 7/20/2053 (f)	2,300,000	1,990,040
TBA, 3.00%, 7/20/2053 (f)	1,000,000	893,089
TBA, 3.50%, 7/20/2053	1,000,000	922,889
TBA, 4.00%, 7/20/2053 (f)	1,795,000	1,696,490
TBA, 5.00%, 7/20/2053 (f)	3,600,000	3,535,726
TBA, 5.50%, 7/20/2053	2,675,000	2,662,230
TBA, 6.00%, 7/20/2053	2,375,000	2,389,392
Tennessee Valley Authority:
0.75%, 5/15/2025	85,000	78,363
1.50%, 9/15/2031	75,000	60,395
2.88%, 9/15/2024	100,000	96,904
3.50%, 12/15/2042	525,000	439,661
3.88%, 3/15/2028	412,000	405,330
4.25%, 9/15/2065	350,000	313,593
5.25%, 9/15/2039	150,000	157,798
Series A, 2.88%, 2/1/2027	150,000	141,208
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $796,186,815)		712,734,523
U.S. TREASURY OBLIGATIONS — 40.7%
U.S. Treasury Bonds:
1.13%, 5/15/2040	2,850,000	1,848,047
1.13%, 8/15/2040	1,000,000	643,281
1.25%, 5/15/2050	3,750,000	2,109,375
1.38%, 11/15/2040	3,750,000	2,510,156
1.38%, 8/15/2050	3,350,000	1,947,711
1.63%, 11/15/2050	4,000,000	2,485,625
1.75%, 8/15/2041	5,000,000	3,514,844
1.88%, 2/15/2041	4,350,000	3,159,867
1.88%, 2/15/2051 (b)	4,500,000	2,981,250
1.88%, 11/15/2051	5,250,000	3,466,641
2.00%, 11/15/2041	4,250,000	3,111,797
2.00%, 2/15/2050	2,050,000	1,405,531
2.00%, 8/15/2051	4,750,000	3,238,906
2.25%, 5/15/2041	5,000,000	3,851,563
2.25%, 8/15/2046	3,425,000	2,502,391
2.25%, 8/15/2049	2,000,000	1,454,063
2.25%, 2/15/2052	8,650,000	6,253,680
2.38%, 2/15/2042	8,250,000	6,424,687
2.38%, 11/15/2049	2,500,000	1,867,969
2.38%, 5/15/2051	5,900,000	4,388,125
2.50%, 2/15/2045	3,340,000	2,585,369
2.50%, 2/15/2046	3,400,000	2,616,406
2.50%, 5/15/2046	1,850,000	1,422,477
2.75%, 8/15/2042	900,000	741,656
2.75%, 11/15/2042	1,500,000	1,233,984

See accompanying notes to financial statements.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 8/15/2047	$ 1,700,000	$ 1,367,438
2.75%, 11/15/2047	3,400,000	2,735,406
2.88%, 5/15/2043	1,850,000	1,546,773
2.88%, 8/15/2045	5,480,000	4,522,713
2.88%, 11/15/2046	2,500,000	2,059,766
2.88%, 5/15/2049	2,450,000	2,025,844
2.88%, 5/15/2052	4,750,000	3,938,047
3.00%, 5/15/2042	325,000	279,398
3.00%, 11/15/2044	3,075,000	2,602,699
3.00%, 5/15/2045	1,875,000	1,583,789
3.00%, 11/15/2045	1,900,000	1,602,234
3.00%, 2/15/2047	2,200,000	1,852,125
3.00%, 5/15/2047	3,300,000	2,779,219
3.00%, 2/15/2048	3,200,000	2,698,000
3.00%, 8/15/2048	2,950,000	2,489,523
3.00%, 2/15/2049	2,650,000	2,241,734
3.00%, 8/15/2052	5,000,000	4,253,906
3.13%, 11/15/2041	350,000	308,328
3.13%, 2/15/2042	725,000	637,320
3.13%, 2/15/2043	1,075,000	937,098
3.13%, 8/15/2044	2,500,000	2,163,281
3.13%, 5/15/2048	2,375,000	2,049,922
3.25%, 5/15/2042	3,500,000	3,123,750
3.38%, 8/15/2042	8,000,000	7,262,500
3.38%, 5/15/2044	1,900,000	1,712,969
3.38%, 11/15/2048	3,100,000	2,803,078
3.50%, 2/15/2039	1,000,000	958,594
3.63%, 8/15/2043	1,600,000	1,501,500
3.63%, 2/15/2044	2,725,000	2,552,984
3.63%, 2/15/2053	5,500,000	5,282,578
3.63%, 5/15/2053	4,000,000	3,846,250
3.75%, 8/15/2041	2,000,000	1,931,875
3.75%, 11/15/2043	1,425,000	1,361,543
3.88%, 8/15/2040	750,000	744,023
3.88%, 2/15/2043	12,500,000	12,191,406
3.88%, 5/15/2043 (b)	9,000,000	8,783,437
4.00%, 11/15/2042	19,500,000	19,387,266
4.00%, 11/15/2052	9,250,000	9,507,266
4.25%, 5/15/2039	1,500,000	1,569,375
4.25%, 11/15/2040	1,500,000	1,559,297
4.38%, 2/15/2038	650,000	691,742
4.38%, 11/15/2039	1,250,000	1,323,438
4.38%, 5/15/2040	575,000	607,523
4.38%, 5/15/2041	300,000	315,703
4.50%, 2/15/2036 (b)	1,500,000	1,617,656
4.50%, 5/15/2038	200,000	215,313
4.50%, 8/15/2039	650,000	699,258
4.63%, 2/15/2040	400,000	435,938
4.75%, 2/15/2037	350,000	387,023
4.75%, 2/15/2041	650,000	717,539
5.00%, 5/15/2037	300,000	339,703
5.25%, 11/15/2028	450,000	472,641
6.00%, 2/15/2026	2,500,000	2,578,516
6.25%, 5/15/2030	5,000,000	5,660,156
6.50%, 11/15/2026 (b)	1,500,000	1,593,164
Security Description	Principal Amount	Value
U.S. Treasury Notes:
0.25%, 5/31/2025	$ 3,500,000	$ 3,202,637
0.25%, 6/30/2025	3,000,000	2,739,844
0.25%, 8/31/2025 (b)	5,000,000	4,536,719
0.25%, 9/30/2025	5,000,000	4,528,906
0.25%, 10/31/2025	7,750,000	6,994,375
0.38%, 7/15/2024	5,000,000	4,748,633
0.38%, 8/15/2024	2,000,000	1,892,188
0.38%, 9/15/2024	7,500,000	7,068,457
0.38%, 4/30/2025	4,000,000	3,680,156
0.38%, 11/30/2025	3,000,000	2,707,969
0.38%, 12/31/2025	6,000,000	5,407,969
0.38%, 1/31/2026	7,000,000	6,284,141
0.38%, 7/31/2027	2,000,000	1,710,781
0.38%, 9/30/2027	6,000,000	5,106,094
0.50%, 3/31/2025	2,150,000	1,988,666
0.50%, 2/28/2026	6,000,000	5,390,156
0.50%, 4/30/2027	3,000,000	2,599,688
0.50%, 6/30/2027	4,500,000	3,879,141
0.50%, 8/31/2027	4,000,000	3,431,563
0.50%, 10/31/2027	2,250,000	1,920,586
0.63%, 10/15/2024	4,250,000	4,003,965
0.63%, 7/31/2026 (b)	1,500,000	1,336,406
0.63%, 11/30/2027	4,550,000	3,896,648
0.63%, 12/31/2027	6,000,000	5,127,187
0.63%, 5/15/2030	900,000	721,125
0.63%, 8/15/2030	3,750,000	2,987,695
0.75%, 11/15/2024	8,000,000	7,524,062
0.75%, 3/31/2026	5,000,000	4,519,141
0.75%, 4/30/2026	3,500,000	3,151,914
0.75%, 8/31/2026	5,000,000	4,459,766
0.75%, 1/31/2028 (b)	6,500,000	5,575,781
0.88%, 6/30/2026	3,000,000	2,703,047
0.88%, 9/30/2026	4,000,000	3,579,063
0.88%, 11/15/2030	8,000,000	6,475,000
1.00%, 12/15/2024	14,000,000	13,175,859
1.00%, 7/31/2028	7,000,000	6,004,141
1.13%, 1/15/2025	4,000,000	3,761,719
1.13%, 2/28/2025	2,000,000	1,874,531
1.13%, 10/31/2026	4,500,000	4,046,836
1.13%, 2/28/2027	1,250,000	1,115,430
1.13%, 2/29/2028	4,500,000	3,921,680
1.13%, 8/31/2028	5,000,000	4,308,594
1.13%, 2/15/2031	5,500,000	4,523,750
1.25%, 11/30/2026	21,500,000	19,371,836
1.25%, 12/31/2026	7,500,000	6,750,586
1.25%, 3/31/2028	6,000,000	5,250,000
1.25%, 4/30/2028	4,000,000	3,494,375
1.25%, 5/31/2028	5,500,000	4,798,750
1.25%, 6/30/2028	6,000,000	5,223,750
1.25%, 9/30/2028	4,000,000	3,462,813
1.25%, 8/15/2031	8,500,000	6,976,641
1.38%, 1/31/2025	2,000,000	1,886,172
1.38%, 8/31/2026	3,000,000	2,730,000
1.38%, 10/31/2028	5,500,000	4,785,430

See accompanying notes to financial statements.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
1.38%, 12/31/2028	$ 3,500,000	$ 3,036,250
1.38%, 11/15/2031 (b)	6,000,000	4,947,187
1.50%, 9/30/2024 (b)	5,000,000	4,770,703
1.50%, 10/31/2024	1,500,000	1,427,285
1.50%, 11/30/2024	1,500,000	1,424,121
1.50%, 2/15/2025	5,000,000	4,719,336
1.50%, 8/15/2026	1,650,000	1,508,203
1.50%, 1/31/2027	6,050,000	5,480,922
1.50%, 11/30/2028	5,000,000	4,373,828
1.50%, 2/15/2030	2,850,000	2,441,648
1.63%, 2/15/2026	1,925,000	1,783,633
1.63%, 5/15/2026	2,750,000	2,538,164
1.63%, 9/30/2026	1,250,000	1,144,922
1.63%, 10/31/2026	1,250,000	1,142,969
1.63%, 8/15/2029	2,250,000	1,962,598
1.63%, 5/15/2031	8,750,000	7,437,500
1.75%, 12/31/2024	1,250,000	1,188,330
1.75%, 3/15/2025	10,000,000	9,458,984
1.75%, 1/31/2029	5,000,000	4,420,703
1.75%, 11/15/2029	3,000,000	2,631,094
1.88%, 8/31/2024 (b)	850,000	816,697
1.88%, 6/30/2026	1,250,000	1,160,059
1.88%, 7/31/2026	1,000,000	925,859
1.88%, 2/28/2027	4,000,000	3,667,188
1.88%, 2/28/2029	3,250,000	2,890,469
1.88%, 2/15/2032	8,500,000	7,282,109
2.00%, 2/15/2025	2,375,000	2,260,239
2.00%, 8/15/2025 (b)	1,500,000	1,414,805
2.00%, 11/15/2026	2,250,000	2,081,426
2.13%, 7/31/2024	2,500,000	2,414,258
2.13%, 9/30/2024	1,500,000	1,442,285
2.13%, 11/30/2024	1,250,000	1,197,119
2.13%, 5/15/2025	2,350,000	2,231,307
2.13%, 5/31/2026	2,500,000	2,338,281
2.25%, 10/31/2024	1,250,000	1,201,172
2.25%, 11/15/2024	3,000,000	2,880,469
2.25%, 12/31/2024	1,250,000	1,196,875
2.25%, 11/15/2025 (b)	5,475,000	5,172,164
2.25%, 3/31/2026	3,000,000	2,822,813
2.25%, 2/15/2027	3,000,000	2,790,000
2.25%, 8/15/2027	2,000,000	1,848,750
2.25%, 11/15/2027	4,750,000	4,374,824
2.38%, 8/15/2024	1,950,000	1,887,082
2.38%, 5/15/2027	2,900,000	2,700,172
2.38%, 3/31/2029	3,750,000	3,424,512
2.38%, 5/15/2029	4,350,000	3,965,637
2.50%, 1/31/2025	1,000,000	959,648
2.50%, 2/28/2026	2,500,000	2,369,531
2.50%, 3/31/2027	2,500,000	2,342,969
2.63%, 3/31/2025	1,000,000	959,688
2.63%, 4/15/2025	7,500,000	7,193,262
2.63%, 12/31/2025 (b)	3,250,000	3,095,371
2.63%, 1/31/2026	2,250,000	2,141,191
2.63%, 5/31/2027	6,000,000	5,638,125
2.63%, 2/15/2029	4,450,000	4,122,508
Security Description	Principal Amount	Value
2.63%, 7/31/2029	$ 2,000,000	$ 1,847,813
2.75%, 2/28/2025	1,000,000	963,320
2.75%, 5/15/2025	3,500,000	3,361,504
2.75%, 6/30/2025	2,750,000	2,637,959
2.75%, 8/31/2025	2,500,000	2,394,727
2.75%, 4/30/2027	5,000,000	4,723,437
2.75%, 7/31/2027	5,500,000	5,185,469
2.75%, 2/15/2028	2,750,000	2,584,785
2.75%, 5/31/2029	4,000,000	3,724,375
2.75%, 8/15/2032	8,000,000	7,335,000
2.88%, 4/30/2025	1,250,000	1,203,418
2.88%, 5/31/2025	3,900,000	3,753,141
2.88%, 6/15/2025	3,000,000	2,885,859
2.88%, 7/31/2025 (b)	4,000,000	3,844,375
2.88%, 11/30/2025	1,500,000	1,437,656
2.88%, 5/15/2028	4,000,000	3,774,688
2.88%, 8/15/2028	7,750,000	7,301,348
2.88%, 4/30/2029	5,250,000	4,923,926
2.88%, 5/15/2032	9,000,000	8,346,094
3.00%, 9/30/2025	2,500,000	2,405,664
3.00%, 10/31/2025	2,750,000	2,644,727
3.13%, 8/15/2025	5,000,000	4,828,516
3.13%, 8/31/2027	2,500,000	2,391,211
3.13%, 11/15/2028	5,500,000	5,240,039
3.13%, 8/31/2029	9,000,000	8,550,000
3.25%, 8/31/2024	6,250,000	6,100,098
3.25%, 6/30/2029	3,000,000	2,870,391
3.38%, 5/15/2033 (b)	6,500,000	6,269,453
3.50%, 9/15/2025	1,000,000	972,891
3.50%, 1/31/2028	5,000,000	4,855,859
3.50%, 1/31/2030	8,500,000	8,250,312
3.50%, 4/30/2030	3,000,000	2,913,750
3.50%, 2/15/2033	7,500,000	7,306,641
3.63%, 5/15/2026 (b)	8,000,000	7,805,625
3.63%, 3/31/2028	7,500,000	7,326,562
3.63%, 5/31/2028 (b)	5,000,000	4,891,016
3.63%, 3/31/2030	9,000,000	8,805,937
3.75%, 4/15/2026	6,000,000	5,872,969
3.75%, 5/31/2030	3,500,000	3,451,875
3.75%, 6/30/2030	10,000,000	9,867,187
3.88%, 3/31/2025	15,000,000	14,705,859
3.88%, 4/30/2025	6,000,000	5,883,516
3.88%, 1/15/2026	4,500,000	4,416,328
3.88%, 11/30/2027	3,500,000	3,450,781
3.88%, 12/31/2027	14,000,000	13,806,406
3.88%, 9/30/2029	6,500,000	6,437,031
3.88%, 11/30/2029	3,500,000	3,469,102
3.88%, 12/31/2029	6,500,000	6,445,156
4.00%, 12/15/2025	13,500,000	13,289,062
4.00%, 2/15/2026	8,000,000	7,878,125
4.00%, 2/29/2028	5,000,000	4,964,062
4.00%, 6/30/2028	10,000,000	9,945,312
4.00%, 10/31/2029	5,000,000	4,988,281
4.00%, 2/28/2030	5,000,000	4,997,656
4.13%, 1/31/2025	6,500,000	6,398,184

See accompanying notes to financial statements.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 6/15/2026	$ 7,500,000	$ 7,423,242
4.13%, 9/30/2027	3,000,000	2,983,359
4.13%, 10/31/2027	4,350,000	4,327,230
4.13%, 11/15/2032	14,500,000	14,819,453
4.25%, 9/30/2024	6,000,000	5,920,781
4.25%, 12/31/2024	7,500,000	7,395,703
4.25%, 5/31/2025 (b)	5,000,000	4,937,109
4.25%, 10/15/2025	3,000,000	2,966,484
4.38%, 10/31/2024	3,250,000	3,210,771
4.50%, 11/30/2024	5,000,000	4,947,070
4.50%, 11/15/2025	5,750,000	5,720,801
4.63%, 2/28/2025	11,500,000	11,411,055
4.63%, 6/30/2025	10,000,000	9,954,297
4.63%, 3/15/2026	7,500,000	7,508,789
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,112,851,657)		1,015,015,196
MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.2%
Bay Area Toll Authority Revenue, CA:
Series F3, 3.13%, 4/1/2055	500,000	355,007
Series S3, 6.91%, 10/1/2050	25,000	31,940
California State University Revenue, CA Series B, 3.90%, 11/1/2047	100,000	87,297
Los Angeles Community College District, General Obligation, CA:
1.61%, 8/1/2028	50,000	43,706
1.81%, 8/1/2030	50,000	41,759
2.11%, 8/1/2032	50,000	40,798
Los Angeles Department of Water & Power Revenue, CA 5.72%, 7/1/2039	100,000	107,402
Los Angeles Unified School District, General Obligation, CA 5.75%, 7/1/2034	25,000	26,515
Regents of the University of California Medical Center Pooled Revenue, CA:
Series Q, 4.13%, 5/15/2032	500,000	475,135
Series H, 6.55%, 5/15/2048	50,000	58,336
San Jose Redevelopment Successor Agency, Special Obligation, CA Series T, 3.38%, 8/1/2034	275,000	244,714
State of California, General Obligation, CA:
3.50%, 4/1/2028	250,000	237,316
5.20%, 3/1/2043	1,250,000	1,236,000
7.30%, 10/1/2039	125,000	150,934
7.50%, 4/1/2034	100,000	121,769
7.55%, 4/1/2039	100,000	125,980
7.60%, 11/1/2040	250,000	319,169
Security Description	Principal Amount	Value
University of California Revenue, CA:
Series BG, 0.88%, 5/15/2025	$ 15,000	$ 13,887
Series AX, 3.06%, 7/1/2025	300,000	288,752
		4,006,416
FLORIDA — 0.0% (a)
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	125,000	111,719
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.26%, 7/1/2025	50,000	46,163
Series A, 1.71%, 7/1/2027	50,000	44,260
Series A, 2.15%, 7/1/2030	50,000	41,675
		243,817
GEORGIA — 0.0% (a)
Municipal Electric Authority of Georgia Revenue, GA 6.66%, 4/1/2057	156,000	178,630
ILLINOIS — 0.0% (a)
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	50,000	46,606
Series C, Class C, 4.57%, 1/1/2054	50,000	47,690
Sales Tax Securitization Corp. Revenue, IL Series B, 3.59%, 1/1/2043	275,000	230,633
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	50,000	49,135
Series 1, 6.63%, 2/1/2035	184,616	192,662
Series 5, 7.35%, 7/1/2035	92,857	100,075
		666,801
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts, General Obligation, MA Series C, 2.51%, 7/1/2041	15,000	11,164
Massachusetts School Building Authority Revenue, MA:
Series C, 2.95%, 5/15/2043	100,000	74,890
Series B, 3.40%, 10/15/2040	20,000	16,536
		102,590
MICHIGAN — 0.0% (a)
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	750,000	574,682
University of Michigan Revenue, MI Series A, 4.45%, 4/1/2122	250,000	216,662
		791,344

See accompanying notes to financial statements.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, Class A, 3.23%, 5/15/2050	$ 300,000	$ 229,426
Series A, 3.65%, 8/15/2057	100,000	80,619
		310,045
NEW JERSEY — 0.0% (a)
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	100,000	121,825
Rutgers The State University of New Jersey Revenue, NJ Series P, 3.92%, 5/1/2119	35,000	25,224
		147,049
NEW YORK — 0.1%
New York City Municipal Water Finance Authority Revenue, NY Series AA, 5.44%, 6/15/2043	25,000	26,761
New York State Dormitory Authority Revenue, NY Series B, 3.14%, 7/1/2043	100,000	80,996
New York State Urban Development Corp. Revenue, NY Series B, 3.90%, 3/15/2033	100,000	93,472
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	500,000	374,868
3.18%, 7/15/2060	1,000,000	709,014
4.03%, 9/1/2048	125,000	110,030
4.46%, 10/1/2062	190,000	173,555
Series 192, 4.81%, 10/15/2065	25,000	24,313
5.65%, 11/1/2040	100,000	107,387
		1,700,396
OHIO — 0.0% (a)
American Municipal Power, Inc. Revenue, OH Series B, 7.83%, 2/15/2041	150,000	189,072
OREGON — 0.0% (a)
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	750,000	558,673
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Revenue, PA:
Series A, 2.99%, 6/1/2042	750,000	562,518
Series A, 4.14%, 6/1/2038	125,000	114,172
Security Description	Principal Amount	Value
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	$ 100,000	$ 68,531
		745,221
TEXAS — 0.1%
Dallas Area Rapid Transit Revenue, TX:
Series A, 2.61%, 12/1/2048	500,000	355,755
5.02%, 12/1/2048	100,000	102,937
Dallas Fort Worth International Airport Revenue, TX Series A, 2.99%, 11/1/2038	250,000	209,361
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	65,000	47,764
Permanent University Fund - University of Texas System Revenue, TX Series A, 3.38%, 7/1/2047	150,000	121,793
State of Texas, General Obligation, TX 3.21%, 4/1/2044	50,000	40,654
Texas Transportation Commission, General Obligation, TX:
2.47%, 10/1/2044	150,000	106,262
2.56%, 4/1/2042	40,000	30,442
		1,014,968
VIRGINIA — 0.0% (a)
University of Virginia Revenue, VA:
2.26%, 9/1/2050	150,000	93,145
Series C, 4.18%, 9/1/2117	50,000	40,615
		133,760
TOTAL MUNICIPAL BONDS & NOTES (Cost $13,100,953)		10,788,782
MORTGAGE-BACKED SECURITIES — 0.9%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	94,425
Bank:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	81,840
Series 2017-BNK8, Class B, 4.09%, 11/15/2050 (c)	50,000	42,330
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	143,329	135,096

See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	$ 100,000	$ 94,859
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	89,467
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	86,060
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	42,798
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	173,368
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	74,497
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	390,521
Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	186,784
Series 2021-BN32, Class A5, 2.64%, 4/15/2054	300,000	249,492
Series 2021-BN37, Class A4, 2.37%, 11/15/2064	500,000	403,444
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	135,897
BBCMS Mortgage Trust:
Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	200,864
Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	203,021
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	450,000	377,616
Series 2023-C19, Class A5, 5.45%, 4/15/2056	200,000	202,964
Series 2023-C20, Class A5, 5.58%, 7/15/2056 (c)	100,000	102,568
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	130,000	118,764
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	92,344
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	93,357
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	103,929
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	174,608
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	634,749
Security Description	Principal Amount	Value
Series 2020-B18, Class A5, 1.93%, 7/15/2053	$ 79,167	$ 61,894
Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	341,681
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	397,383
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	253,873
Series 2023-B39, Class A5, 5.75%, 7/15/2055	229,000	234,871
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054 (c)	300,000	237,570
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	300,000	273,118
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	170,877
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	279,627
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	568,266
Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	228,541
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	85,825
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	128,440
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	630,852
COMM Mortgage Trust:
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	386,339
Series 2014-UBS6, Class A4, 3.38%, 12/10/2047	757,535	729,132
Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	96,058
Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	47,598
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	93,475

See accompanying notes to financial statements.
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class AS, 3.79%, 4/15/2050 (c)	$ 150,000	$ 141,250
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	250,000	224,690
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	46,985
Series 2018-CX11, Class A4, 3.77%, 4/15/2051	500,000	466,387
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	172,435
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K-154, Class A2, 4.35%, 1/25/2033 (c)	250,000	247,040
Series K-155, Class A2, 4.25%, 4/25/2033	1,500,000	1,471,431
Series K-157, Class A2, 4.20%, 5/25/2033	255,091	249,569
Series K751, Class A2, 4.41%, 3/25/2030	500,000	495,164
GS Mortgage Securities Trust:
Series 2014-GC24, Class A5, 3.93%, 9/10/2047	600,000	578,358
Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	181,555
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	226,937
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	150,000	129,329
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	389,224
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	94,542
Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	188,461
Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	94,513
Series 2016-C1, Class B, 4.86%, 3/17/2049 (c)	300,000	268,806
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	455,652
Security Description	Principal Amount	Value
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	$ 1,000,000	$ 794,709
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	190,562
Series 2015-C26, Class AS, 3.89%, 10/15/2048 (c)	650,000	612,544
Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	387,821
Morgan Stanley Capital I Trust:
Series 2015-MS1, Class A3, 3.51%, 5/15/2048	204,050	194,048
Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	139,368
Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	175,347
Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	289,284
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	368,318
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	89,804
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class A3, 3.43%, 11/15/2048	78,461	74,955
Series 2015-SG1, Class A4, 3.79%, 9/15/2048	970,578	922,504
Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	272,898
Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	226,059
Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	141,929
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	172,078
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	86,477
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	285,753
WFRBS Commercial Mortgage Trust Series 2014-C24, Class A4, 3.34%, 11/15/2047	425,000	408,272
TOTAL MORTGAGE-BACKED SECURITIES (Cost $25,052,018)		21,786,140

See accompanying notes to financial statements.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.1%
Bank Series 2019-BN21, Class A5, 2.85%, 10/17/2052	$ 1,450,000	$ 1,237,239
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class A5, 3.77%, 7/15/2058 (c)	500,000	473,516
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,749,565)		1,710,755
	Shares
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (g) (h)	33,576,697	33,583,413
State Street Navigator Securities Lending Portfolio II (i) (j)	82,014,579	82,014,579
TOTAL SHORT-TERM INVESTMENTS (Cost $115,596,282)		115,597,992
TOTAL INVESTMENTS — 103.7% (Cost $2,860,722,112)		2,586,391,440
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(93,167,639)
NET ASSETS — 100.0%		$ 2,493,223,801
(a)	Amount shown represents less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2023. Maturity date shown is the final maturity.
(f)	Security, or a portion of the security has been designated as collateral for TBA securities.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to financial statements.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 623,251,531	$—	$ 623,251,531
Asset-Backed Securities	—	9,451,740	—	9,451,740
Foreign Government Obligations	—	76,054,781	—	76,054,781
U.S. Government Agency Obligations	—	712,734,523	—	712,734,523
U.S. Treasury Obligations	—	1,015,015,196	—	1,015,015,196
Municipal Bonds & Notes	—	10,788,782	—	10,788,782
Mortgage-Backed Securities	—	21,786,140	—	21,786,140
Commercial Mortgage Backed Securities	—	1,710,755	—	1,710,755
Short-Term Investments	115,597,992	—	—	115,597,992
TOTAL INVESTMENTS	$115,597,992	$2,470,793,448	$—	$2,586,391,440

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	54,313,817	$ 54,324,679	$291,418,800	$312,163,724	$7,572	$(3,914)	33,576,697	$ 33,583,413	$1,726,990
State Street Navigator Securities Lending Portfolio II	82,618,698	82,618,698	516,209,950	516,814,069	—	—	82,014,579	82,014,579	184,361
Total		$136,943,377	$807,628,750	$828,977,793	$7,572	$(3,914)		$115,597,992	$ 1,911,351
See accompanying notes to financial statements.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.8%
AUSTRALIA — 5.0%
29Metals Ltd.	50,119	$ 28,421
Abacus Property Group REIT	78,325	140,530
Accent Group Ltd.	80,316	89,880
Adbri Ltd. (a)	66,713	106,527
AGL Energy Ltd. (a)	126,483	912,806
Allkem Ltd. (b)	122,145	1,312,567
Alpha HPA Ltd. (b)	109,995	84,691
ALS Ltd.	91,752	685,069
Altium Ltd.	24,114	596,709
Alumina Ltd. (a)	533,852	494,774
AMP Ltd.	550,600	415,762
Ampol Ltd.	50,288	1,003,821
AngloGold Ashanti Ltd.	82,684	1,743,713
Ansell Ltd.	25,657	458,166
ANZ Group Holdings Ltd.	615,832	9,741,168
APA Group Stapled Security	232,782	1,504,959
APM Human Services International Ltd.	44,330	62,597
Arafura Rare Earths Ltd. (b)	324,473	66,255
ARB Corp. Ltd. (a)	17,501	335,505
Arena REIT	57,037	143,332
Argosy Minerals Ltd. (b)	218,738	57,300
Aristocrat Leisure Ltd.	117,807	3,045,710
ASX Ltd.	38,265	1,609,097
Atlas Arteria Ltd. Stapled Security	286,236	1,187,840
AUB Group Ltd.	27,891	548,160
Aurizon Holdings Ltd.	363,154	949,372
Aussie Broadband Ltd. (a)(b)	39,567	78,820
Austal Ltd.	60,258	95,335
Australian Agricultural Co. Ltd. (b)	66,789	64,995
Australian Clinical Labs Ltd.	11,460	26,307
AVZ Minerals Ltd. (a)(b)(c)	378,780	98,333
Bank of Queensland Ltd. (a)	133,197	487,780
Bapcor Ltd.	67,346	267,517
Beach Energy Ltd.	295,473	266,197
Bega Cheese Ltd.	66,288	126,197
Bellevue Gold Ltd. (b)	251,703	215,163
Bendigo & Adelaide Bank Ltd. (a)	107,194	613,594
BHP Group Ltd.	1,026,050	30,821,908
Blackmores Ltd.	5,825	366,738
BlueScope Steel Ltd.	89,834	1,235,440
Boral Ltd. (b)	71,366	192,109
Boss Energy Ltd. (a)(b)	52,162	108,564
BrainChip Holdings Ltd. (a)(b)	253,070	62,214
Brambles Ltd.	276,099	2,652,856
Breville Group Ltd. (a)	28,855	385,405
Brickworks Ltd.	17,916	318,762
BWP Trust REIT	89,143	215,640
Calix Ltd. (b)	20,810	58,153
Capricorn Metals Ltd. (b)	69,661	189,057
Security Description	Shares	Value
carsales.com Ltd.	73,128	$ 1,168,555
Centuria Capital Group Stapled Security	111,741	123,585
Centuria Industrial REIT	113,993	235,919
Centuria Office REIT	90,435	82,662
Chalice Mining Ltd. (a)(b)	60,579	254,931
Challenger Ltd.	107,298	464,215
Champion Iron Ltd.	76,528	311,253
Charter Hall Group REIT	91,499	655,450
Charter Hall Long Wale REIT	129,186	345,382
Charter Hall Retail REIT	103,861	250,362
Charter Hall Social Infrastructure REIT	83,823	164,564
Cleanaway Waste Management Ltd.	406,592	702,870
Clinuvel Pharmaceuticals Ltd. (a)	6,455	77,239
Cochlear Ltd.	14,361	2,198,570
Codan Ltd. (a)	19,951	107,217
Coles Group Ltd.	267,807	3,285,904
Collins Foods Ltd.	27,699	182,033
Commonwealth Bank of Australia	342,665	22,923,090
Computershare Ltd.	113,155	1,764,572
Core Lithium Ltd. (a)(b)	329,380	199,429
Coronado Global Resources, Inc. CDI (d)	130,461	133,779
Corporate Travel Management Ltd.	32,318	387,777
Costa Group Holdings Ltd.	76,579	139,254
Credit Corp. Group Ltd. (a)	10,877	144,367
Cromwell Property Group REIT	314,615	112,306
CSR Ltd.	109,002	377,784
Data#3 Ltd.	21,811	104,827
De Grey Mining Ltd. (b)	407,245	368,750
Deterra Royalties Ltd.	98,307	301,773
Dexus REIT	223,658	1,163,896
Dexus Industria REIT	27,326	47,097
Dicker Data Ltd. (a)	13,173	72,191
Domain Holdings Australia Ltd. (a)	51,929	132,243
Domino's Pizza Enterprises Ltd.	12,093	375,652
Downer EDI Ltd.	138,327	379,503
Eagers Automotive Ltd.	30,682	277,328
EBOS Group Ltd.	30,693	692,310
Elders Ltd.	26,825	117,761
Endeavour Group Ltd.	299,846	1,261,009
Evolution Mining Ltd.	360,989	785,349
EVT Ltd.	18,245	143,017
Firefinch Ltd. (a)(b)(c)	180,320	7,202
FleetPartners Group Ltd. (b)	45,962	79,174
Flight Centre Travel Group Ltd. (a)(b)	33,623	428,308
Flutter Entertainment PLC (b)(e)	21,338	4,293,715

See accompanying notes to financial statements.
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Flutter Entertainment PLC (b)(e)	11,326	$ 2,278,801
Fortescue Metals Group Ltd.	352,657	5,229,047
G8 Education Ltd.	123,292	85,650
Glencore PLC	2,180,693	12,377,420
Gold Road Resources Ltd.	230,902	231,155
Goodman Group REIT	353,499	4,748,465
GPT Group REIT	381,255	1,054,173
GrainCorp Ltd. Class A	50,653	264,805
Grange Resources Ltd. (a)	84,209	30,139
Growthpoint Properties Australia Ltd. REIT	38,972	72,688
GUD Holdings Ltd.	22,661	133,729
GWA Group Ltd.	53,859	62,740
Hansen Technologies Ltd. (a)	29,249	101,007
Harvey Norman Holdings Ltd. (a)	95,564	222,110
Healius Ltd.	100,912	214,730
Helia Group Ltd.	52,077	120,084
HMC Capital Ltd. REIT	27,298	92,899
HomeCo Daily Needs REIT	306,603	240,674
HUB24 Ltd.	15,232	260,205
IDP Education Ltd. (a)	49,310	729,674
IGO Ltd.	138,800	1,415,636
Iluka Resources Ltd.	95,630	711,532
Imdex Ltd.	101,204	127,819
Imugene Ltd. (b)	908,453	55,693
Incitec Pivot Ltd.	377,633	690,495
Ingenia Communities Group REIT	82,745	220,153
Inghams Group Ltd.	168,523	294,857
Insignia Financial Ltd.	107,414	202,538
Insurance Australia Group Ltd.	486,421	1,848,414
Integral Diagnostics Ltd.	37,623	82,143
InvoCare Ltd.	23,100	194,331
ioneer Ltd. (a)(b)	317,776	72,509
IPH Ltd.	45,193	236,803
IRESS Ltd.	35,397	242,809
JB Hi-Fi Ltd. (a)	25,173	736,178
Johns Lyng Group Ltd.	32,604	115,986
Judo Capital Holdings Ltd. (b)	89,055	70,432
Jumbo Interactive Ltd.	6,701	63,904
Karoon Energy Ltd. (b)	131,438	173,152
Kelsian Group Ltd. (a)	34,444	167,248
Lake Resources NL (a)(b)	266,629	53,936
Lendlease Corp. Ltd. Stapled Security (a)	136,160	705,928
Leo Lithium Ltd. (b)	203,060	146,071
Lifestyle Communities Ltd. (a)	14,038	147,168
Link Administration Holdings Ltd.	83,066	92,641
Liontown Resources Ltd. (b)	319,135	607,277
Lottery Corp. Ltd.	449,543	1,539,994
Lovisa Holdings Ltd.	9,542	123,404
Lynas Rare Earths Ltd. (b)	184,233	845,941
Security Description	Shares	Value
MA Financial Group Ltd. (a)	13,806	$ 46,930
Maas Group Holdings Ltd. (a)	10,298	18,241
Macquarie Group Ltd.	75,410	8,966,137
Magellan Financial Group Ltd.	33,740	214,800
McMillan Shakespeare Ltd.	10,424	125,631
Medibank Pvt Ltd.	548,504	1,287,455
Megaport Ltd. (b)	28,472	138,618
Mesoblast Ltd. (b)	152,603	116,440
Metcash Ltd.	173,681	435,662
Mincor Resources NL (a)(b)	58,525	54,815
Mineral Resources Ltd.	34,254	1,639,286
Mirvac Group REIT	767,004	1,157,382
Monadelphous Group Ltd.	13,496	105,501
Mount Gibson Iron Ltd. (a)(b)	98,191	28,510
Nanosonics Ltd. (b)	64,592	205,285
National Australia Bank Ltd.	641,923	11,281,577
National Storage REIT	264,690	415,181
Netwealth Group Ltd.	26,981	250,342
Neuren Pharmaceuticals Ltd. (b)	20,434	166,945
New Hope Corp. Ltd.	140,723	455,529
Newcrest Mining Ltd.	178,932	3,189,466
NEXTDC Ltd. (b)	114,856	967,827
nib holdings Ltd.	127,242	717,075
Nick Scali Ltd. (a)	11,946	72,765
Nine Entertainment Co. Holdings Ltd.	290,057	381,309
Northern Star Resources Ltd.	231,671	1,885,976
Novonix Ltd. (a)(b)	62,564	41,374
NRW Holdings Ltd.	104,835	177,020
Nufarm Ltd.	72,045	245,132
Objective Corp. Ltd. (a)	2,964	27,212
OceanaGold Corp. (a)	131,800	259,964
Omni Bridgeway Ltd. (a)(b)	52,001	90,752
oOh!media Ltd.	161,946	127,620
Orica Ltd.	90,872	899,570
Origin Energy Ltd.	339,882	1,908,890
Orora Ltd.	206,323	452,964
Paladin Energy Ltd. (b)	501,240	246,336
Pepper Money Ltd.	84,260	79,405
Perenti Ltd. (a)(b)	90,600	62,039
Perpetual Ltd. (a)	29,508	509,900
Perseus Mining Ltd.	272,549	302,541
PEXA Group Ltd. (b)	33,424	303,982
Pilbara Minerals Ltd. (a)	531,125	1,744,319
Pinnacle Investment Management Group Ltd. (a)	27,782	186,618
Platinum Asset Management Ltd.	87,073	101,158
PolyNovo Ltd. (b)	95,720	99,002
Premier Investments Ltd.	16,862	228,603
Pro Medicus Ltd. (a)	10,306	453,234
PWR Holdings Ltd.	12,163	70,418
Qantas Airways Ltd. (b)	189,348	784,091
QBE Insurance Group Ltd.	316,084	3,297,704

See accompanying notes to financial statements.
85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Qube Holdings Ltd.	368,935	$ 702,647
Ramelius Resources Ltd.	195,160	165,822
Ramsay Health Care Ltd.	36,896	1,385,149
REA Group Ltd.	10,355	993,988
Reece Ltd.	48,002	597,533
Region RE Ltd. REIT	213,880	324,131
Regis Resources Ltd. (b)	121,027	149,091
Resolute Mining Ltd. (b)	419,081	110,098
Rio Tinto Ltd.	76,970	5,889,913
Rio Tinto PLC	229,427	14,595,518
Rural Funds Group REIT	80,669	94,948
Sandfire Resources Ltd. (b)	90,431	358,823
Santos Ltd.	660,617	3,302,907
Sayona Mining Ltd. (a)(b)	1,708,559	201,321
Scentre Group REIT	1,021,546	1,805,260
SEEK Ltd.	70,656	1,031,409
Select Harvests Ltd. (a)	16,300	45,080
Seven Group Holdings Ltd.	35,256	580,987
Seven West Media Ltd. (a)(b)	154,264	38,702
Sigma Healthcare Ltd.	183,261	102,724
Silex Systems Ltd. (b)	87,668	231,647
Silver Lake Resources Ltd. (b)	138,597	90,302
SiteMinder Ltd. (b)	35,031	68,229
SmartGroup Corp. Ltd.	25,202	133,423
SolGold PLC (a)(b)	211,825	42,819
Sonic Healthcare Ltd.	89,883	2,135,962
South32 Ltd. (e)	10,757	27,292
South32 Ltd. (e)	902,125	2,269,481
Stanmore Resources Ltd. (b)	53,229	91,827
Star Entertainment Group Ltd. (a)(b)	302,842	233,768
Steadfast Group Ltd.	192,416	770,637
Stockland REIT	470,967	1,265,143
Strike Energy Ltd. (b)	985,145	289,327
Suncorp Group Ltd.	273,795	2,458,260
Super Retail Group Ltd.	47,823	365,633
Syrah Resources Ltd. (a)(b)	102,414	62,203
Tabcorp Holdings Ltd.	380,401	281,952
Technology One Ltd.	59,774	626,331
Telix Pharmaceuticals Ltd. (b)	47,489	357,545
Telstra Group Ltd.	806,361	2,311,470
Temple & Webster Group Ltd. (a)(b)	17,447	68,859
Terracom Ltd. (a)	104,325	29,259
Tietto Minerals Ltd. (b)	390,910	121,719
Transurban Group Stapled Security	616,797	5,868,339
Treasury Wine Estates Ltd.	142,414	1,067,183
Tyro Payments Ltd. (b)	83,907	64,077
United Malt Group Ltd. (b)	70,342	206,704
Ventia Services Group Pty. Ltd.	121,785	246,399
Vicinity Ltd. REIT	793,057	975,931
Viva Energy Group Ltd. (d)	177,765	356,973
Vulcan Energy Resources Ltd. (b)	16,801	47,188
Security Description	Shares	Value
Vulcan Steel Ltd.	8,527	$ 46,657
Washington H Soul Pattinson & Co. Ltd.	46,803	992,837
Waypoint REIT Ltd.	110,238	190,523
Webjet Ltd. (a)(b)	70,553	325,877
Weebit Nano Ltd. (a)(b)	30,828	104,510
Wesfarmers Ltd.	233,712	7,699,538
West African Resources Ltd. (b)	174,419	101,822
Westpac Banking Corp.	718,730	10,226,037
Whitehaven Coal Ltd.	175,441	785,884
WiseTech Global Ltd.	32,662	1,750,617
Woodside Energy Group Ltd.	389,878	9,011,721
Woolworths Group Ltd.	243,858	6,456,468
Worley Ltd.	72,348	763,370
Yancoal Australia Ltd.	51,984	158,848
		295,912,351
AUSTRIA — 0.2%
Agrana Beteiligungs AG	3,687	69,791
ams-OSRAM AG (b)	48,221	347,678
ANDRITZ AG	13,307	741,993
AT&S Austria Technologie & Systemtechnik AG	5,053	181,510
BAWAG Group AG (b)(d)	15,427	711,088
CA Immobilien Anlagen AG	8,392	243,313
DO & Co. AG (b)	1,342	183,332
Erste Group Bank AG	68,801	2,412,950
EVN AG	7,098	157,028
IMMOFINANZ AG (b)	6,422	118,899
Kontron AG	8,066	159,529
Lenzing AG (b)	2,503	122,620
Mondi PLC (e)	77,622	1,185,493
Mondi PLC (e)	19,096	290,863
Oesterreichische Post AG	6,664	237,889
OMV AG	32,915	1,397,387
Palfinger AG	2,748	83,632
Porr Ag	3,398	48,046
Raiffeisen Bank International AG (b)	29,619	469,934
Schoeller-Bleckmann Oilfield Equipment AG	1,927	111,593
Semperit AG Holding	2,674	60,972
UNIQA Insurance Group AG	23,821	191,090
Verbund AG	14,180	1,137,392
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,801	203,923
voestalpine AG	22,845	820,814
Wienerberger AG	21,239	650,020
		12,338,779
BELGIUM — 0.6%
Ackermans & van Haaren NV	4,512	742,752
Aedifica SA REIT (a)	9,564	613,190
Ageas SA	32,630	1,322,553
AGFA-Gevaert NV (b)	39,088	96,017

See accompanying notes to financial statements.
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Anheuser-Busch InBev SA	173,266	$ 9,818,473
Barco NV	14,654	365,512
Bekaert SA	8,197	371,440
bpost SA (a)	27,427	120,480
Cofinimmo SA REIT (a)	6,863	515,618
Deme Group NV (b)	1,771	241,924
D'ieteren Group	4,815	852,027
Elia Group SA	6,016	764,216
Etablissements Franz Colruyt NV	11,897	443,613
Euronav NV	32,908	499,210
Exmar NV	10,505	122,326
Fagron	12,626	212,557
Galapagos NV (b)	9,374	381,327
Groupe Bruxelles Lambert NV	19,689	1,551,871
Immobel SA (a)	1,863	70,781
Intervest Offices & Warehouses NV REIT	6,150	92,862
Ion Beam Applications	4,121	68,699
KBC Ancora	7,640	349,234
KBC Group NV	49,930	3,484,515
Kinepolis Group NV (a)	2,953	132,971
Melexis NV	3,801	373,183
Montea NV REIT	2,805	216,508
Ontex Group NV (a)(b)	20,660	155,275
Proximus SADP	32,097	239,312
Recticel SA (a)	8,030	95,589
Retail Estates NV REIT	1,714	110,952
Shurgard Self Storage Ltd. REIT	5,867	267,750
Sofina SA (a)	3,040	630,136
Solvay SA	14,673	1,640,434
Telenet Group Holding NV	9,284	209,169
Tessenderlo Group SA (a)	5,115	167,541
UCB SA	24,943	2,211,002
Umicore SA	41,321	1,155,091
VGP NV (a)	2,928	286,412
Warehouses De Pauw CVA REIT	32,116	881,829
X-Fab Silicon Foundries SE (b)(d)	38,071	412,358
Xior Student Housing NV REIT	5,821	173,093
		32,459,802
BERMUDA — 0.0% (f)
Cool Co. Ltd.	4,767	64,437
BRAZIL — 1.6%
3R Petroleum Oleo E Gas SA (b)	46,470	287,548
AES Brasil Energia SA	41,344	104,988
Aliansce Sonae Shopping Centers sa	94,822	484,528
Alpargatas SA Preference Shares (b)	41,207	79,441
Alupar Investimento SA	36,296	225,571
Security Description	Shares	Value
Ambev SA	939,267	$ 3,000,436
Ambipar Participacoes e Empreendimentos SA	11,000	49,664
Arezzo Industria e Comercio SA	12,117	198,609
Armac Locacao Logistica E Servicos SA	35,900	111,481
Atacadao SA	118,200	274,428
Auren Energia SA	48,330	143,567
Azul SA Preference Shares (b)	51,900	235,185
B3 SA - Brasil Bolsa Balcao	1,211,903	3,670,378
Banco ABC Brasil SA Preference Shares	16,392	64,800
Banco Bradesco SA	309,840	940,310
Banco Bradesco SA Preference Shares	1,058,782	3,610,482
Banco BTG Pactual SA	241,808	1,576,464
Banco do Brasil SA	173,800	1,779,793
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	55,500	172,575
Banco Pan SA Preference Shares	88,800	168,433
Banco Santander Brasil SA	76,900	488,277
BB Seguridade Participacoes SA	137,000	873,858
Blau Farmaceutica SA	6,700	25,847
Boa Vista Servicos SA	62,800	103,365
Bradespar SA	16,100	69,787
Bradespar SA Preference Shares	47,336	217,938
BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,000	40,647
BRF SA (b)	137,309	253,612
Camil Alimentos SA	18,200	26,636
CCR SA	234,500	682,986
Centrais Eletricas Brasileiras SA	234,619	1,933,272
Centrais Eletricas Brasileiras SA Class B, Preference Shares (g)	52,400	483,592
Centro De Imagem Diagnosticos SA (b)	9,200	45,390
Cia Brasileira de Aluminio	27,700	28,940
Cia Brasileira de Distribuicao (b)	30,100	116,744
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	10,600	106,505
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	66,100	775,140
Cia de Saneamento de Minas Gerais Copasa MG	49,600	217,463
Cia de Saneamento do Parana	38,500	174,463

See accompanying notes to financial statements.
87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Cia de Saneamento do Parana Preference Shares (g)	132,600	$ 121,220
Cia Energetica de Minas Gerais Preference Shares (g)	269,403	718,185
Cia Energetica do Ceara Class A, Preference Shares	1,500	17,879
Cia Siderurgica Nacional SA	149,200	375,165
Cielo SA	265,839	252,944
CM Hospitalar SA	33,500	137,917
Cogna Educacao SA (b)	415,363	280,697
Cosan SA	235,680	872,563
CPFL Energia SA	48,800	347,892
Cury Construtora e Incorporadora SA	24,600	81,847
Cyrela Brazil Realty SA Empreendimentos e Participacoes	67,500	281,670
Dexco SA	93,038	161,042
Direcional Engenharia SA	21,529	87,696
EcoRodovias Infraestrutura e Logistica SA	81,929	110,394
EDP - Energias do Brasil SA	58,100	284,478
Embraer SA (b)	146,400	562,657
Enauta Participacoes SA	35,800	101,968
Energisa SA	38,600	401,683
Eneva SA (b)	187,412	476,688
Engie Brasil Energia SA	43,266	409,789
Equatorial Energia SA	207,833	1,385,122
Equatorial Energia SA (b)	2,909	19,285
ERO Copper Corp. (a)(b)	15,000	303,797
Ez Tec Empreendimentos e Participacoes SA	31,200	119,134
Fleury SA	57,402	190,983
Gerdau SA Preference Shares (g)	223,735	1,162,736
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	26,856	73,320
GPS Participacoes e Empreendimentos SA (d)	48,800	170,861
Grendene SA	87,800	136,141
Grupo De Moda Soma SA	109,072	271,323
Grupo Mateus SA (b)	120,500	197,836
Grupo SBF SA	28,867	79,528
Hapvida Participacoes e Investimentos SA (b)(d)	1,136,902	1,032,262
Hidrovias do Brasil SA (b)	120,200	79,236
Hospital Mater Dei SA	44,500	98,335
Hypera SA	80,800	770,648
Iguatemi SA	42,713	198,513
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,300	82,114
Iochpe Maxion SA	41,300	106,931
IRB-Brasil Resseguros SA (b)	14,017	126,542
Security Description	Shares	Value
Itau Unibanco Holding SA Preference Shares (g)	954,403	$ 5,622,747
Itausa SA Preference Shares	987,043	1,972,449
Jalles Machado SA	48,500	75,605
JHSF Participacoes SA	59,024	62,279
Klabin SA	150,528	679,311
Localiza Rent a Car SA	155,291	2,205,106
Locaweb Servicos de Internet SA (d)	101,765	181,000
LOG Commercial Properties e Participacoes SA	7,400	35,880
Lojas Renner SA	191,749	794,979
M Dias Branco SA	20,700	182,670
Magazine Luiza SA (b)	572,561	399,986
Mahle Metal Leve SA	7,400	71,392
Marcopolo SA Preference Shares	86,300	93,205
Marfrig Global Foods SA	58,600	88,313
Metalurgica Gerdau SA Preference Shares	131,500	322,208
Mills Estruturas e Servicos de Engenharia SA	21,200	49,528
Minerva SA	66,635	146,835
Movida Participacoes SA	42,600	92,989
MRV Engenharia e Participacoes SA	49,600	118,962
Multiplan Empreendimentos Imobiliarios SA	56,314	323,012
Natura & Co. Holding SA (b)	181,337	629,266
Odontoprev SA	78,060	203,079
Omega Energia SA (b)	53,037	124,237
Oncoclinicas do Brasil Servicos Medicos SA (b)	27,800	58,205
Orizon Valorizacao de Residuos SA (b)	6,923	53,515
Pet Center Comercio e Participacoes SA	110,108	150,189
Petroleo Brasileiro SA	733,900	5,035,674
Petroleo Brasileiro SA Preference Shares	937,500	5,738,884
Petroreconcavo SA	22,200	88,220
PRIO SA (b)	145,610	1,119,241
Raia Drogasil SA	255,076	1,565,143
Randon SA Implementos e Participacoes Preference Shares	25,700	64,836
Rede D'Or Sao Luiz SA (d)	124,753	851,341
Rumo SA	266,671	1,227,217
Santos Brasil Participacoes SA	104,381	219,841
Sao Martinho SA	33,600	237,861
Sendas Distribuidora SA	234,900	669,543
SIMPAR SA	66,400	123,743
Sitios Latinoamerica SAB de CV (a)(b)	394,270	158,623
SLC Agricola SA	24,882	197,137

See accompanying notes to financial statements.
88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Smartfit Escola de Ginastica e Danca SA (b)	44,300	$ 197,440
Suzano SA	152,909	1,401,666
Taurus Armas SA	26,600	83,097
Telefonica Brasil SA	98,385	882,487
TIM SA	172,900	524,005
TOTVS SA	101,501	630,804
Transmissora Alianca de Energia Eletrica SA	43,800	341,756
Tres Tentos Agroindustrial SA	17,015	45,324
Tupy SA	11,000	59,789
Ultrapar Participacoes SA	149,600	585,809
Unipar Carbocloro SA Class B, Preference Shares	8,470	138,954
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, Preference Shares (g)	87,200	127,799
Vale SA	748,418	9,963,392
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	64,257	161,309
Via SA (b)	225,180	100,360
Vibra Energia SA	227,000	849,368
Vivara Participacoes SA	27,900	164,716
Vulcabras Azaleia SA	16,600	59,532
WEG SA	333,740	2,611,668
Wheaton Precious Metals Corp.	92,056	3,985,557
Wilson Sons Holdings Brasil SA	34,300	95,989
Yara International ASA (a)	36,690	1,298,753
YDUQS Participacoes SA (b)	68,100	279,797
		93,155,786
BURKINA FASO — 0.0% (f)
Endeavour Mining PLC (a)	36,000	865,483
IAMGOLD Corp. (b)	86,200	228,651
		1,094,134
CANADA — 7.0%
Absolute Software Corp.	12,200	139,771
ADENTRA, Inc. (a)	5,200	127,716
Advantage Energy Ltd. (a)(b)	35,100	229,446
Aecon Group, Inc. (a)	12,400	115,918
Africa Oil Corp. (a)	73,600	156,850
Ag Growth International, Inc. (a)	4,900	187,631
Agnico Eagle Mines Ltd.	100,008	4,999,455
Air Canada (b)	35,000	660,986
Alamos Gold, Inc. Class A (a)	79,869	952,453
Algoma Steel Group, Inc.	17,100	120,957
Algonquin Power & Utilities Corp. (a)	136,130	1,126,487
Alimentation Couche-Tard, Inc.	158,500	8,136,713
Security Description	Shares	Value
Allied Properties Real Estate Investment Trust	13,900	$ 228,156
AltaGas Ltd. (a)	54,500	980,238
Altius Minerals Corp. (a)	8,500	140,676
Altus Group Ltd. (a)	9,500	315,386
Andlauer Healthcare Group, Inc. (a)	4,000	134,517
ARC Resources Ltd. (a)	122,785	1,639,608
Aritzia, Inc. (a)(b)	17,000	472,518
Artis Real Estate Investment Trust	14,000	76,494
Atco Ltd. Class I (a)	14,600	435,159
Athabasca Oil Corp. (a)(b)	126,600	274,583
ATS Corp. (a)(b)	14,700	677,094
AutoCanada, Inc. (a)(b)	3,300	47,932
Aya Gold & Silver, Inc. (b)	17,600	112,922
B2Gold Corp. (a)	248,873	887,724
Badger Infrastructure Solution (a)	7,200	146,367
Ballard Power Systems, Inc. (a)(b)	46,200	202,501
Bank of Montreal (a)	144,903	13,101,224
Bank of Nova Scotia	243,500	12,196,622
Barrick Gold Corp.	364,969	6,180,960
Baytex Energy Corp. (a)(b)	136,800	446,610
BCE, Inc. (a)	14,079	642,639
BELLUS Health, Inc. (b)	14,400	212,400
Birchcliff Energy Ltd. (a)	54,600	323,494
BlackBerry Ltd. (a)(b)	111,600	619,040
Boardwalk Real Estate Investment Trust	4,500	211,491
Bombardier, Inc. Class B (a)(b)	17,272	852,473
Boralex, Inc. Class A	18,600	507,011
Boyd Group Services, Inc. (a)	4,200	802,229
Brookfield Asset Management Ltd. Class A (a)	69,808	2,281,124
Brookfield Business Corp. Class A (a)	5,000	94,351
Brookfield Corp.	289,125	9,744,927
Brookfield Infrastructure Corp. Class A (a)	19,450	887,946
Brookfield Reinsurance Ltd. (a)(b)	1,907	64,592
BSR Real Estate Investment Trust	5,000	64,122
CAE, Inc. (a)(b)	63,300	1,418,360
Calian Group Ltd. (a)	2,800	130,198
Calibre Mining Corp. (b)	95,400	100,212
Cameco Corp. (a)	86,000	2,696,497
Canaccord Genuity Group, Inc. (a)	20,300	128,098
Canada Goose Holdings, Inc. (a)(b)	10,500	187,108
Canadian Apartment Properties REIT	16,900	649,563

See accompanying notes to financial statements.
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Canadian Imperial Bank of Commerce (a)	186,453	$ 7,969,606
Canadian National Railway Co.	115,900	14,050,767
Canadian Natural Resources Ltd.	226,100	12,726,188
Canadian Pacific Kansas City Ltd.	189,600	15,331,343
Canadian Tire Corp. Ltd. Class A (a)	10,700	1,464,564
Canadian Utilities Ltd. Class A (a)	25,400	658,586
Canadian Western Bank (a)	19,200	358,681
Canfor Corp. (a)(b)	11,300	203,071
Canopy Growth Corp. (a)(b)	59,200	22,817
Capital Power Corp.	22,600	719,033
Capstone Copper Corp. (a)(b)	82,000	372,432
Cardinal Energy Ltd. (a)	26,000	129,288
Cargojet, Inc. (a)	1,600	116,344
Cascades, Inc. (a)	17,800	157,251
CCL Industries, Inc. Class B (a)	29,600	1,456,680
Celestica, Inc. (b)	20,100	292,101
Cenovus Energy, Inc. (a)	298,328	5,072,647
Centerra Gold, Inc. (a)	42,600	255,616
CES Energy Solutions Corp. (a)	48,000	95,039
CGI, Inc. (b)	44,300	4,676,902
Choice Properties Real Estate Investment Trust	34,200	350,723
Chorus Aviation, Inc. (a)(b)	11,000	25,188
CI Financial Corp. (a)	33,400	379,623
Cineplex, Inc. (a)(b)	12,300	82,449
Cogeco Communications, Inc. (a)	2,900	154,922
Cogeco, Inc. (a)	1,700	71,777
Colliers International Group, Inc. (a)	7,400	726,998
Constellation Software, Inc.	4,000	8,297,026
Converge Technology Solutions Corp. (a)	36,000	87,058
Corby Spirit & Wine Ltd.	1,300	13,951
Crescent Point Energy Corp.	109,800	740,159
Crew Energy, Inc. (b)	23,200	95,377
Crombie Real Estate Investment Trust	10,200	105,449
Cronos Group, Inc. (a)(b)	33,600	66,273
CT Real Estate Investment Trust	10,200	116,318
Definity Financial Corp.	15,100	401,107
Denison Mines Corp. (a)(b)	149,500	187,546
dentalcorp Holdings Ltd. (a)(b)	16,600	92,079
Descartes Systems Group, Inc. (b)	16,900	1,355,321
Docebo, Inc. (b)	3,100	122,852
Security Description	Shares	Value
Dollarama, Inc.	56,800	$ 3,851,197
Dream Industrial Real Estate Investment Trust	24,200	258,048
Dream Office Real Estate Investment Trust	3,667	35,859
DREAM Unlimited Corp. Class A (a)	4,365	68,052
Dundee Precious Metals, Inc.	35,800	236,728
Dye & Durham Ltd.	5,798	79,351
ECN Capital Corp. (a)	41,500	83,737
Element Fleet Management Corp. (a)	78,300	1,194,101
Emera, Inc.	58,800	2,424,431
Empire Co. Ltd. Class A (a)	31,800	904,314
Enbridge, Inc.	412,500	15,349,707
Endeavour Silver Corp. (a)(b)	40,100	116,671
Enerflex Ltd. (a)	21,200	144,511
Enerplus Corp. (a)	43,000	623,918
Enghouse Systems Ltd. (a)	8,600	209,208
Ensign Energy Services, Inc. (b)	80,300	114,693
EQB, Inc. (a)	5,100	269,790
Equinox Gold Corp. (a)(b)	58,718	269,351
Evertz Technologies Ltd.	3,400	35,330
Exchange Income Corp. (a)	4,200	166,350
Extendicare, Inc. (a)	19,700	106,149
Fairfax Financial Holdings Ltd.	4,500	3,374,498
Fiera Capital Corp.	16,100	78,599
Filo Corp. (b)	18,500	360,843
Finning International, Inc. (a)	30,600	942,339
First Capital Real Estate Investment Trust	19,000	209,923
First Majestic Silver Corp. (a)	54,200	306,789
First National Financial Corp.	3,500	100,431
FirstService Corp. (a)	8,000	1,233,448
Fortis, Inc. (a)	98,721	4,259,197
Fortuna Silver Mines, Inc. (b)	53,863	175,439
Franco-Nevada Corp.	38,569	5,503,278
Freehold Royalties Ltd. (a)	24,800	251,889
GDI Integrated Facility Services, Inc. (a)(b)	3,100	97,738
George Weston Ltd.	13,727	1,624,729
GFL Environmental, Inc. (a)	46,000	1,788,203
Gibson Energy, Inc. (a)	29,200	459,653
Gildan Activewear, Inc. (a)	35,300	1,139,364
Global Atomic Corp. (b)	26,900	60,580
goeasy Ltd. (a)	2,500	208,917
GoGold Resources, Inc. (b)	65,900	75,698
Granite Real Estate Investment Trust	6,800	402,784
Great-West Lifeco, Inc. (a)	55,500	1,613,516
H&R Real Estate Investment Trust	23,700	183,582
Headwater Exploration, Inc. (a)	49,000	235,141
Home Capital Group, Inc.	8,283	269,851

See accompanying notes to financial statements.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Hudbay Minerals, Inc. (a)	65,100	$ 312,401
Hut 8 Mining Corp. (a)(b)	43,600	144,976
Hydro One Ltd. (a)(d)	65,600	1,876,410
i-80 Gold Corp. (b)	29,100	65,534
iA Financial Corp., Inc.	20,400	1,391,347
IGM Financial, Inc. (a)	15,500	472,409
Imperial Oil Ltd. (a)	41,500	2,125,728
Innergex Renewable Energy, Inc. (a)	29,500	275,103
Intact Financial Corp.	35,400	5,471,918
Interfor Corp. (a)(b)	9,800	185,002
International Petroleum Corp. (b)	17,900	146,771
InterRent Real Estate Investment Trust	14,347	138,998
Ivanhoe Mines Ltd. Class A (a)(b)	118,200	1,080,839
Jamieson Wellness, Inc. (d)	9,300	210,915
K92 Mining, Inc. (b)	46,600	202,494
Karora Resources, Inc. (b)	47,000	143,850
Kelt Exploration Ltd. (a)(b)	39,900	168,555
Keyera Corp. (a)	45,200	1,043,537
Killam Apartment Real Estate Investment Trust	11,000	146,805
Kinaxis, Inc. (b)	5,400	772,507
Kinross Gold Corp. (a)	251,000	1,198,806
Knight Therapeutics, Inc. (b)	26,600	99,304
Labrador Iron Ore Royalty Corp. (a)	11,100	260,713
Largo, Inc. (b)	4,440	18,857
Lassonde Industries, Inc. Class A (a)	400	31,607
Laurentian Bank of Canada (a)	7,900	197,373
Leon's Furniture Ltd. (a)	3,900	64,693
Lightspeed Commerce, Inc. (a)(b)	25,200	426,777
Linamar Corp. (a)	9,300	489,300
Lion Electric Co. (a)(b)	19,000	35,179
Lithium Americas Corp. (b)	20,000	405,214
Loblaw Cos. Ltd.	32,000	2,932,900
Logan Energy Corp. (c)	28,800	—
Lundin Gold, Inc.	21,200	253,935
MAG Silver Corp. (a)(b)	20,500	228,509
Magna International, Inc.	54,300	3,069,032
Major Drilling Group International, Inc. (b)	12,200	84,268
Manulife Financial Corp. (a)	381,700	7,222,950
Maple Leaf Foods, Inc. (a)	15,600	305,103
Martinrea International, Inc.	17,800	178,235
MEG Energy Corp. (a)(b)	52,700	836,350
Methanex Corp. (a)	12,800	529,508
Metro, Inc.	46,457	2,626,800
Minto Apartment Real Estate Investment Trust (d)	6,300	71,510
Morguard Corp. (a)	1,200	92,500
Security Description	Shares	Value
Morguard North American Residential Real Estate Investment Trust	5,100	$ 64,942
MTY Food Group, Inc.	4,300	196,892
Mullen Group Ltd. (a)	18,900	216,816
NanoXplore, Inc. (a)(b)	24,000	58,764
National Bank of Canada (a)	68,100	5,079,516
Neighbourly Pharmacy, Inc. (a)	7,000	84,640
New Gold, Inc. (a)(b)	124,900	135,920
New Pacific Metals Corp. (b)	16,700	36,221
NexGen Energy Ltd. (a)(b)	86,000	406,197
Nexus Industrial REIT	8,000	51,268
NFI Group, Inc.	12,700	109,604
North American Construction Group Ltd. (a)	4,900	93,871
North West Co., Inc. (a)	8,900	211,192
Northland Power, Inc.	48,700	1,016,876
NorthWest Healthcare Properties Real Estate Investment Trust	20,400	96,816
Novagold Resources, Inc. (a)(b)	45,200	179,331
Nutrien Ltd. (a)	102,118	6,035,631
Nuvei Corp. (a)(b)(d)	13,600	402,065
NuVista Energy Ltd. (a)(b)	33,700	270,466
Obsidian Energy Ltd. (b)	11,300	66,182
Onex Corp. (a)	14,300	790,728
Open Text Corp. (a)	53,700	2,236,063
Orla Mining Ltd. (a)(b)	36,500	153,365
Osisko Gold Royalties Ltd.	36,950	568,526
Osisko Mining, Inc. (b)	60,500	147,221
Pan American Silver Corp. (a)	70,404	1,026,864
Paramount Resources Ltd. Class A (a)	15,100	328,645
Parex Resources, Inc. (a)	20,900	419,501
Park Lawn Corp. (a)	6,600	121,351
Parkland Corp. (a)	28,473	710,077
Pason Systems, Inc.	15,300	132,852
Pembina Pipeline Corp. (a)	112,948	3,555,099
Pet Valu Holdings Ltd.	7,700	176,898
Peyto Exploration & Development Corp. (a)	35,900	297,347
Pipestone Energy Corp. (a)	21,500	36,883
Pollard Banknote Ltd. (a)	1,300	25,347
Power Corp. of Canada (a)	115,853	3,122,099
PrairieSky Royalty Ltd. (a)	41,594	727,993
Precision Drilling Corp. (a)(b)	2,600	127,067
Premium Brands Holdings Corp. (a)	9,000	710,954
Primaris Real Estate Investment Trust	13,425	136,660
Quebecor, Inc. Class B (a)	29,300	722,951
RB Global, Inc.	39,400	2,367,126
Restaurant Brands International, Inc. (a)	59,346	4,606,407

See accompanying notes to financial statements.
91

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Richelieu Hardware Ltd. (a)	10,300	$ 326,144
RioCan Real Estate Investment Trust	27,700	403,594
Rogers Communications, Inc. Class B	71,000	3,242,955
Rogers Sugar, Inc. (a)	17,400	75,872
Royal Bank of Canada (a)	281,000	26,867,274
Russel Metals, Inc.	12,100	335,590
Sandstorm Gold Ltd. (a)	50,700	260,157
Saputo, Inc. (a)	50,100	1,123,724
Savaria Corp. (a)	10,000	127,716
Seabridge Gold, Inc. (a)(b)	12,400	149,653
Secure Energy Services, Inc. (a)	62,000	297,057
ShawCor Ltd. (b)	13,200	191,129
Shopify, Inc. Class A (b)	243,800	15,774,915
Sienna Senior Living, Inc. (a)	14,400	125,364
Silvercorp Metals, Inc.	34,200	97,437
SilverCrest Metals, Inc. (a)(b)	26,200	153,646
Skeena Resources Ltd. (b)	12,600	60,846
Slate Grocery REIT Class U,	5,300	52,189
Sleep Country Canada Holdings, Inc. (a)(d)	7,500	162,724
SmartCentres Real Estate Investment Trust	14,000	256,989
SNC-Lavalin Group, Inc. (a)	34,000	892,877
Softchoice Corp. Class WI (a)	5,700	77,924
Solaris Resources, Inc. (a)(b)	14,800	66,213
Spartan Delta Corp.	54,500	195,636
Spin Master Corp. (a)(d)	5,800	153,629
Sprott, Inc. (a)	4,870	157,849
SSR Mining, Inc. (a)	40,004	568,052
Stantec, Inc.	22,100	1,444,496
Stelco Holdings, Inc. (a)	6,700	218,835
Stella-Jones, Inc. (a)	10,400	536,171
StorageVault Canada, Inc. (a)	51,900	229,446
Sun Life Financial, Inc. (a)	117,400	6,127,069
Suncor Energy, Inc.	273,964	8,045,525
SunOpta, Inc. (a)(b)	14,000	93,739
Superior Plus Corp. (a)	33,200	238,102
Surge Energy, Inc. (a)	15,200	80,868
Tamarack Valley Energy Ltd. (a)	96,900	235,064
Taseko Mines Ltd. (b)	72,200	103,669
TC Energy Corp. (a)	209,176	8,463,467
Teck Resources Ltd. Class B	90,900	3,829,032
TELUS Corp.	93,477	1,821,150
TFI International, Inc. (a)	15,600	1,779,337
Thomson Reuters Corp. (a)	33,405	4,515,229
Timbercreek Financial Corp. (a)	17,500	98,526
TMX Group Ltd.	55,500	1,250,297
Topaz Energy Corp. (a)	19,800	308,690
Torex Gold Resources, Inc. (b)	16,700	237,517
Toromont Industries Ltd.	16,400	1,348,809
Toronto-Dominion Bank	369,672	22,938,801
Security Description	Shares	Value
Tourmaline Oil Corp. (a)	64,300	$ 3,033,143
TransAlta Corp. (a)	49,300	461,984
TransAlta Renewables, Inc. (a)	20,700	178,021
Transcontinental, Inc. Class A (a)	13,900	153,995
Trican Well Service Ltd.	40,500	108,041
Tricon Residential, Inc. (a)	50,200	443,103
Triple Flag Precious Metals Corp. (a)	20,667	284,723
Trisura Group Ltd. (a)(b)	8,900	252,691
Uni-Select, Inc. (b)	7,700	273,784
Vermilion Energy, Inc. (a)	32,400	404,495
Victoria Gold Corp. (b)	10,400	60,675
Well Health Technologies Corp. (a)(b)	42,100	151,124
Wesdome Gold Mines Ltd. (a)(b)	25,300	131,925
West Fraser Timber Co. Ltd.	11,000	946,087
Westshore Terminals Investment Corp. (a)	8,200	193,590
Whitecap Resources, Inc. (a)	118,100	827,347
Winpak Ltd.	6,400	199,315
WSP Global, Inc. (a)	24,900	3,293,405
		413,003,824
CHILE — 0.2%
Aguas Andinas SA Class A	787,060	272,770
Antofagasta PLC	82,740	1,540,307
Banco de Chile	7,052,944	735,849
Banco de Credito e Inversiones SA	10,639	324,920
Banco Itau Chile SA	8,665	92,899
Banco Santander Chile	10,798,372	510,740
CAP SA	18,785	139,056
Cencosud SA	249,298	482,932
Cia Cervecerias Unidas SA	24,209	195,115
Cia Sud Americana de Vapores SA	2,602,126	176,632
Colbun SA	2,338,950	370,313
Embotelladora Andina SA Class B, Preference Shares	91,953	240,844
Empresa Nacional de Telecomunicaciones SA	36,914	148,420
Empresas CMPC SA	202,191	386,662
Empresas COPEC SA	63,993	474,672
Enel Americas SA (b)	3,225,974	430,277
Enel Chile SA	5,627,525	365,510
Engie Energia Chile SA (b)	71,134	68,124
Falabella SA	127,487	305,943
Inversiones Aguas Metropolitanas SA	105,572	86,205
Lundin Mining Corp. (a)	130,600	1,024,469
Parque Arauco SA	130,868	210,296
Plaza SA	84,877	131,048
SMU SA	1,137,230	199,900

See accompanying notes to financial statements.
92

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	26,744	$ 1,947,046
Vina Concha y Toro SA	73,303	85,299
		10,946,248
CHINA — 7.3%
360 Security Technology, Inc. Class A (b)	223,600	386,191
361 Degrees International Ltd. (a)(b)	183,000	87,183
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	11,500	55,236
3peak, Inc. Class A	1,200	36,001
3SBio, Inc. (d)	367,000	369,275
AAC Technologies Holdings, Inc.	116,000	274,149
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	6,506	140,642
AECC Aero-Engine Control Co. Ltd. Class A	99,703	334,714
AECC Aviation Power Co. Ltd. Class A	35,700	207,781
Agile Group Holdings Ltd. (a)(b)	174,000	27,650
Agora, Inc. ADR (b)	17,300	54,149
Agricultural Bank of China Ltd. Class A	1,161,700	564,039
Agricultural Bank of China Ltd. Class H	5,735,000	2,258,435
Aier Eye Hospital Group Co. Ltd. Class A	86,644	221,421
Air China Ltd. Class A (b)	120,700	136,894
Air China Ltd. Class H (a)(b)	450,000	321,439
Airtac International Group	27,743	916,868
AK Medical Holdings Ltd. (d)	142,000	123,728
Akeso, Inc. (b)(d)	94,000	426,348
Alibaba Group Holding Ltd. (b)	3,340,200	34,768,243
Alibaba Health Information Technology Ltd. (b)	847,500	512,823
A-Living Smart City Services Co. Ltd. (b)(d)	135,250	87,248
Alphamab Oncology (a)(b)(d)	125,000	120,048
Aluminum Corp. of China Ltd. Class A	84,600	64,062
Aluminum Corp. of China Ltd. Class H	862,000	373,068
Amlogic Shanghai Co. Ltd. Class A (b)	5,435	63,116
Angel Yeast Co. Ltd. Class A	12,900	64,286
Angelalign Technology, Inc. (b)(d)	8,400	78,829
Anhui Conch Cement Co. Ltd. Class A	41,600	135,946
Security Description	Shares	Value
Anhui Conch Cement Co. Ltd. Class H	248,000	$ 659,774
Anhui Expressway Co. Ltd. Class H	114,000	110,311
Anhui Gujing Distillery Co. Ltd. Class A (b)	4,200	142,937
Anhui Gujing Distillery Co. Ltd. Class B (b)	20,900	360,367
Anhui Kouzi Distillery Co. Ltd. Class A	9,700	65,977
Anhui Yingjia Distillery Co. Ltd. Class A	9,200	80,840
Anjoy Foods Group Co. Ltd. Class A	4,000	80,875
ANTA Sports Products Ltd.	242,200	2,488,638
Ascentage Pharma Group International (a)(b)(d)	36,900	99,988
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (b)	3,800	12,010
Asia Cement China Holdings Corp.	63,000	31,112
AsiaInfo Technologies Ltd. (d)	76,000	106,040
Asymchem Laboratories Tianjin Co. Ltd. Class A	7,840	127,303
Autohome, Inc. ADR	15,400	449,064
Avary Holding Shenzhen Co. Ltd. Class A	11,300	37,783
AviChina Industry & Technology Co. Ltd. Class H	509,000	247,602
AVICOPTER PLC Class A	35,500	194,578
Baidu, Inc. Class A (b)	447,100	7,625,050
Bank of Beijing Co. Ltd. Class A	342,600	218,233
Bank of Chengdu Co. Ltd. Class A (b)	77,900	130,911
Bank of China Ltd. Class A	418,700	225,090
Bank of China Ltd. Class H	15,850,000	6,363,166
Bank of Communications Co. Ltd. Class A	379,900	303,193
Bank of Communications Co. Ltd. Class H	2,079,000	1,379,290
Bank of Hangzhou Co. Ltd. Class A	58,900	95,273
Bank of Jiangsu Co. Ltd. Class A (b)	156,780	158,690
Bank of Nanjing Co. Ltd. Class A	176,700	194,564
Bank of Ningbo Co. Ltd. Class A	72,840	253,807
Bank of Shanghai Co. Ltd. Class A	271,500	214,773
Baoshan Iron & Steel Co. Ltd. Class A	184,000	142,259
Baozun, Inc. ADR (a)(b)	9,900	39,501
BeiGene Ltd. (b)	135,500	1,857,775

See accompanying notes to financial statements.
93

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Beijing Capital International Airport Co. Ltd. Class H (b)	326,000	$ 211,557
Beijing Dabeinong Technology Group Co. Ltd. Class A	67,200	60,992
Beijing Easpring Material Technology Co. Ltd. Class A	7,100	49,400
Beijing Enterprises Holdings Ltd.	82,000	297,480
Beijing Enterprises Water Group Ltd.	820,000	195,049
Beijing Jingneng Clean Energy Co. Ltd. Class H	138,000	32,998
Beijing Kingsoft Office Software, Inc. Class A (b)	5,556	361,481
Beijing New Building Materials PLC Class A	10,400	35,057
Beijing Shiji Information Technology Co. Ltd. Class A (b)	34,580	66,753
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	30,000	55,052
Beijing Tongrentang Co. Ltd. Class A	14,100	111,695
Beijing United Information Technology Co. Ltd. Class A	7,540	38,329
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	12,292	113,016
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	389,400	281,913
Betta Pharmaceuticals Co. Ltd. Class A	2,800	18,517
BGI Genomics Co. Ltd. Class A	16,500	136,202
Bilibili, Inc. Class Z (a)(b)	39,080	588,095
Bloomage Biotechnology Corp. Ltd. Class A	5,848	71,792
BOC Aviation Ltd. (d)	37,900	307,162
BOC Hong Kong Holdings Ltd.	776,000	2,376,959
BOE Technology Group Co. Ltd. Class A	738,800	416,259
BOE Varitronix Ltd.	80,000	115,537
Bosideng International Holdings Ltd.	708,000	299,053
Brii Biosciences Ltd. (a)(b)	50,000	20,136
Budweiser Brewing Co. APAC Ltd. (d)	393,600	1,018,425
BYD Co. Ltd. Class A	22,300	794,131
BYD Co. Ltd. Class H	196,000	6,284,188
BYD Electronic International Co. Ltd.	157,000	477,554
By-health Co. Ltd. Class A	11,400	37,615
C&D International Investment Group Ltd.	118,028	269,143
Security Description	Shares	Value
Caitong Securities Co. Ltd. Class A	30,160	$ 30,074
Cambricon Technologies Corp. Ltd. Class A (b)	4,931	128,028
Canaan, Inc. ADR (a)(b)	43,600	92,868
Canmax Technologies Co. Ltd. Class A	6,240	30,812
CARsgen Therapeutics Holdings Ltd. (a)(b)(d)	40,000	49,762
CETC Cyberspace Security Technology Co. Ltd. Class A	11,900	45,700
CGN New Energy Holdings Co. Ltd. (a)	158,000	44,085
CGN Power Co. Ltd. Class H (d)	2,791,600	674,111
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	3,200	60,100
Changjiang Securities Co. Ltd. Class A	35,800	28,582
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,600	78,247
Chaozhou Three-Circle Group Co. Ltd. Class A (b)	24,900	100,614
Chengxin Lithium Group Co. Ltd. Class A	11,700	51,384
Chervon Holdings Ltd. (a)	18,200	72,396
China Aoyuan Group Ltd. (a)(b)(c)	128,000	4,818
China Baoan Group Co. Ltd. Class A	34,300	56,984
China BlueChemical Ltd. Class H	204,000	45,921
China Cinda Asset Management Co. Ltd. Class H	1,770,592	176,971
China CITIC Bank Corp. Ltd. Class H	1,884,000	885,709
China Coal Energy Co. Ltd. Class H	356,000	265,062
China Communications Services Corp. Ltd. Class H	458,000	226,110
China Conch Environment Protection Holdings Ltd. (a)(b)	262,000	76,869
China Conch Venture Holdings Ltd.	283,000	369,731
China Construction Bank Corp. Class A	243,900	210,025
China Construction Bank Corp. Class H (b)	19,255,000	12,465,181
China CSSC Holdings Ltd. Class A	32,600	147,805
China Datang Corp. Renewable Power Co. Ltd. Class H	556,000	186,298

See accompanying notes to financial statements.
94

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
China East Education Holdings Ltd. (d)	63,000	$ 24,330
China Eastern Airlines Corp. Ltd. Class A (b)	60,800	39,822
China Education Group Holdings Ltd. (a)	166,000	129,754
China Energy Engineering Corp. Ltd. Class A	293,500	94,497
China Everbright Bank Co. Ltd. Class A (b)	384,100	162,180
China Everbright Bank Co. Ltd. Class H	1,095,300	314,990
China Everbright Environment Group Ltd.	575,518	227,463
China Everbright Ltd.	208,000	124,981
China Evergrande Group (a)(b)(c)	547,000	11,517
China Feihe Ltd. (d)	849,000	473,851
China Foods Ltd.	362,000	128,236
China Galaxy Securities Co. Ltd. Class A	27,500	43,969
China Galaxy Securities Co. Ltd. Class H	649,300	347,536
China Gas Holdings Ltd.	545,000	625,003
China Greatwall Technology Group Co. Ltd. Class A	33,600	63,946
China Hongqiao Group Ltd.	401,000	327,506
China International Capital Corp. Ltd. Class A	6,300	30,794
China International Capital Corp. Ltd. Class H (b)(d)	273,600	482,296
China Jinmao Holdings Group Ltd.	816,485	120,363
China Jushi Co. Ltd. Class A	25,717	50,139
China Lesso Group Holdings Ltd.	209,000	137,724
China Life Insurance Co. Ltd. Class A	28,900	139,133
China Life Insurance Co. Ltd. Class H	1,477,000	2,472,284
China Lilang Ltd.	100,000	53,595
China Literature Ltd. (a)(b)(d)	71,000	299,426
China Longyuan Power Group Corp. Ltd. Class H	756,000	780,793
China Maple Leaf Educational Systems Ltd. (a)(b)(c)	136,000	4,621
China Medical System Holdings Ltd.	234,000	381,779
China Meheco Co. Ltd. Class A	11,700	20,934
China Meidong Auto Holdings Ltd.	194,000	224,791
China Mengniu Dairy Co. Ltd. (b)	628,000	2,373,210
China Merchants Bank Co. Ltd. Class A	232,700	1,050,448
China Merchants Bank Co. Ltd. Class H	790,500	3,605,265
Security Description	Shares	Value
China Merchants Energy Shipping Co. Ltd. Class A	83,300	$ 66,335
China Merchants Port Holdings Co. Ltd.	371,324	525,263
China Merchants Securities Co. Ltd. Class A	71,800	134,206
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	82,900	148,615
China Minsheng Banking Corp. Ltd. Class A	325,200	167,768
China Minsheng Banking Corp. Ltd. Class H	1,745,600	646,214
China Modern Dairy Holdings Ltd.	574,000	60,283
China National Building Material Co. Ltd. Class H	902,000	557,340
China National Chemical Engineering Co. Ltd. Class A	71,900	81,961
China National Nuclear Power Co. Ltd. Class A	302,600	293,622
China National Software & Service Co. Ltd. Class A	11,570	74,685
China New Higher Education Group Ltd. (d)	79,000	23,613
China Nonferrous Mining Corp. Ltd.	212,000	100,592
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	37,800	124,885
China Oilfield Services Ltd. Class H	314,000	325,126
China Oriental Group Co. Ltd. (a)	192,000	26,313
China Overseas Grand Oceans Group Ltd.	216,135	101,818
China Overseas Land & Investment Ltd.	730,500	1,597,951
China Overseas Property Holdings Ltd.	280,000	282,955
China Pacific Insurance Group Co. Ltd. Class A	66,000	236,088
China Pacific Insurance Group Co. Ltd. Class H	531,800	1,380,532
China Petroleum & Chemical Corp. Class A	378,200	330,928
China Petroleum & Chemical Corp. Class H	5,040,000	2,962,990
China Power International Development Ltd.	938,000	345,987
China Railway Group Ltd. Class A	197,100	205,772
China Railway Group Ltd. Class H	877,000	580,250
China Railway Signal & Communication Corp. Ltd. Class A	79,848	63,733

See accompanying notes to financial statements.
95

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
China Rare Earth Resources & Technology Co. Ltd. Class A	14,100	$ 57,486
China Renaissance Holdings Ltd. (b)(c)(d)	18,400	12,802
China Resources Beer Holdings Co. Ltd.	322,721	2,132,447
China Resources Cement Holdings Ltd.	430,000	177,853
China Resources Gas Group Ltd.	168,600	578,150
China Resources Land Ltd.	637,333	2,712,067
China Resources Medical Holdings Co. Ltd.	322,000	247,839
China Resources Microelectronics Ltd. Class A	31,302	226,011
China Resources Mixc Lifestyle Services Ltd. (d)	132,000	657,462
China Resources Pharmaceutical Group Ltd. (d)	250,000	218,207
China Resources Power Holdings Co. Ltd.	400,055	906,040
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	17,300	144,254
China Ruyi Holdings Ltd. (a)(b)	1,643,200	387,253
China Shenhua Energy Co. Ltd. Class A	83,500	353,248
China Shenhua Energy Co. Ltd. Class H	673,000	2,062,331
China South City Holdings Ltd. (a)(b)	476,000	29,824
China Southern Airlines Co. Ltd. Class A (b)	172,600	143,160
China Southern Airlines Co. Ltd. Class H (b)	552,000	312,480
China State Construction Engineering Corp. Ltd. Class A	539,600	426,021
China State Construction International Holdings Ltd.	510,750	583,758
China Taiping Insurance Holdings Co. Ltd.	318,600	331,882
China Three Gorges Renewables Group Co. Ltd. Class A	396,500	293,024
China Tobacco International HK Co. Ltd.	93,000	128,741
China Tourism Group Duty Free Corp. Ltd. Class A	24,300	370,343
China Tourism Group Duty Free Corp. Ltd. Class H (a)(b)(d)	13,000	176,370
China Tower Corp. Ltd. Class H (d)	9,780,000	1,089,109
Security Description	Shares	Value
China Traditional Chinese Medicine Holdings Co. Ltd.	530,000	$ 247,478
China Travel International Investment Hong Kong Ltd. (a)(b)	266,000	52,067
China United Network Communications Ltd. Class A	421,500	278,362
China Vanke Co. Ltd. Class A	111,100	214,184
China Vanke Co. Ltd. Class H	433,400	583,791
China Water Affairs Group Ltd.	126,000	95,434
China XLX Fertiliser Ltd.	86,000	36,892
China Yangtze Power Co. Ltd. Class A	363,000	1,100,984
China Youran Dairy Group Ltd. (d)	204,000	45,143
China Youzan Ltd. (a)(b)	8,096,000	145,303
China Zhenhua Group Science & Technology Co. Ltd. Class A	4,300	56,767
China Zheshang Bank Co. Ltd. Class A	206,180	74,897
Chinasoft International Ltd. (b)	452,000	285,036
Chindata Group Holdings Ltd. ADR (b)	31,700	226,972
Chlitina Holding Ltd.	15,000	96,188
Chongqing Brewery Co. Ltd. Class A	7,200	91,297
Chongqing Changan Automobile Co. Ltd. Class A (b)	69,680	124,408
Chongqing Rural Commercial Bank Co. Ltd. Class A	188,800	93,263
Chongqing Zhifei Biological Products Co. Ltd. Class A	23,100	140,692
Chow Tai Fook Jewellery Group Ltd.	374,800	675,794
CIFI Ever Sunshine Services Group Ltd. (c)	142,000	41,450
CIFI Holdings Group Co. Ltd. (a)(b)(c)	927,303	67,448
CIMC Enric Holdings Ltd.	78,000	69,838
CITIC Ltd.	1,178,000	1,410,359
CITIC Securities Co. Ltd. Class A	150,285	409,487
CITIC Securities Co. Ltd. Class H	443,275	805,951
CITIC Telecom International Holdings Ltd.	239,000	91,609
Cloud Music, Inc. (b)(d)	12,700	134,803
CMGE Technology Group Ltd. (b)	118,000	26,477
CMOC Group Ltd. Class A	183,600	134,891
CMOC Group Ltd. Class H	744,000	391,678
CNGR Advanced Material Co. Ltd. Class A	3,200	26,574

See accompanying notes to financial statements.
96

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COFCO Joycome Foods Ltd. (a)(b)	478,000	$ 115,058
Contemporary Amperex Technology Co. Ltd. Class A	52,020	1,641,207
COSCO SHIPPING Energy Transportation Co. Ltd. Class A (b)	36,400	63,245
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (a)(b)	258,000	259,619
COSCO SHIPPING Holdings Co. Ltd. Class A	120,000	155,431
COSCO SHIPPING Holdings Co. Ltd. Class H	609,900	551,286
COSCO SHIPPING Ports Ltd. (a)	325,303	194,188
Country Garden Holdings Co. Ltd. (a)(b)	2,326,052	474,457
Country Garden Services Holdings Co. Ltd.	410,000	531,999
CRRC Corp. Ltd. Class A	331,200	296,383
CRRC Corp. Ltd. Class H	923,000	505,911
CSC Financial Co. Ltd. Class A	31,500	105,069
CSPC Pharmaceutical Group Ltd.	1,707,280	1,485,695
CStone Pharmaceuticals (a)(b)(d)	173,500	55,232
Daan Gene Co. Ltd. Class A	70,900	97,300
Dada Nexus Ltd. ADR (b)	15,600	82,836
Dali Foods Group Co. Ltd. (d)	627,000	280,463
Daqin Railway Co. Ltd. Class A	189,500	193,707
Daqo New Energy Corp. ADR (b)	12,000	476,400
DaShenLin Pharmaceutical Group Co. Ltd. Class A	7,257	27,986
DingDong Cayman Ltd. ADR (a)(b)	12,700	39,243
Do-Fluoride New Materials Co. Ltd. Class A	4,620	12,626
Dongfang Electric Corp. Ltd. Class A	54,100	138,934
Dongfeng Motor Group Co. Ltd. Class H	434,000	198,920
Dongyue Group Ltd.	236,000	177,247
DouYu International Holdings Ltd. ADR (b)	37,800	39,690
East Buy Holding Ltd. (a)(b)(d)	76,000	248,329
East Money Information Co. Ltd. Class A	171,940	336,812
Eastern Communications Co. Ltd. Class B	135,500	59,866
E-Commodities Holdings Ltd.	236,000	31,707
Ecovacs Robotics Co. Ltd. Class A	3,400	36,429
Security Description	Shares	Value
ENN Energy Holdings Ltd.	157,700	$ 1,972,374
ENN Natural Gas Co. Ltd. Class A	24,700	64,442
ESR Group Ltd. (d)	495,000	852,449
Eve Energy Co. Ltd. Class A	21,906	182,777
Everbright Securities Co. Ltd. Class A	35,500	77,725
Everest Medicines Ltd. (a)(b)(d)	30,000	91,505
Excellence Commercial Property & Facilities Management Group Ltd.	69,000	22,579
Fangda Carbon New Material Co. Ltd. Class A (b)	84,400	72,021
Far East Horizon Ltd. (a)	238,000	188,779
FAW Jiefang Group Co. Ltd. Class A (b)	253,201	291,880
FIH Mobile Ltd. (b)	297,000	30,008
FinVolution Group ADR	34,800	160,080
Fire Rock Holdings Ltd. (a)(b)(c)	290,000	10,362
First Tractor Co. Ltd. Class H	108,000	51,099
Flat Glass Group Co. Ltd. Class A	16,900	89,650
Flat Glass Group Co. Ltd. Class H	76,000	260,565
Focus Media Information Technology Co. Ltd. Class A	101,100	94,669
Foshan Haitian Flavouring & Food Co. Ltd. Class A	50,109	323,277
Fosun International Ltd.	432,000	297,658
Fosun Tourism Group (b)(d)	50,600	47,825
Foxconn Industrial Internet Co. Ltd. Class A	192,600	667,091
Fu Shou Yuan International Group Ltd.	276,000	190,339
Fufeng Group Ltd.	263,000	133,267
Fuyao Glass Industry Group Co. Ltd. Class A	35,300	174,202
Fuyao Glass Industry Group Co. Ltd. Class H (d)	105,200	436,336
Ganfeng Lithium Group Co. Ltd. Class A	22,280	187,575
Ganfeng Lithium Group Co. Ltd. Class H (a)(b)(d)	73,080	479,292
G-bits Network Technology Xiamen Co. Ltd. Class A	1,600	108,013
GCL Technology Holdings Ltd. (a)	3,700,000	858,909
GD Power Development Co. Ltd. Class A (b)	239,700	126,293
GDS Holdings Ltd. Class A (b)	143,000	196,069
Geely Automobile Holdings Ltd.	1,218,000	1,495,401
GEM Co. Ltd. Class A (b)	32,900	31,335
Gemdale Corp. Class A	24,500	24,295

See accompanying notes to financial statements.
97

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Gemdale Properties & Investment Corp. Ltd. (b)	808,000	$ 47,029
Genertec Universal Medical Group Co. Ltd. (d)	93,000	51,176
Genscript Biotech Corp. (a)(b)	228,000	515,722
GF Securities Co. Ltd. Class A	60,100	121,871
GF Securities Co. Ltd. Class H (b)	178,200	246,345
GigaDevice Semiconductor, Inc. Class A	6,928	101,567
Ginlong Technologies Co. Ltd. Class A (b)	3,000	43,070
GoerTek, Inc. Class A	28,300	69,247
Golden Solar New Energy Technology Holdings Ltd. (a)(b)	180,000	156,446
GOME Retail Holdings Ltd. (a)(b)(c)	13,868,000	92,906
GoodWe Technologies Co. Ltd. Class A	3,383	77,927
Gotion High-tech Co. Ltd. Class A (b)	8,500	32,362
Great Wall Motor Co. Ltd. Class A (b)	14,400	49,953
Great Wall Motor Co. Ltd. Class H (a)	572,500	659,305
Gree Electric Appliances, Inc. of Zhuhai Class A	25,000	125,651
Greentown China Holdings Ltd.	142,000	142,821
Greentown Management Holdings Co. Ltd. (b)(d)	153,000	121,936
Greentown Service Group Co. Ltd. (a)	280,000	134,156
Guangdong Haid Group Co. Ltd. Class A	22,500	145,008
Guangdong Investment Ltd.	604,000	521,656
Guangdong Kinlong Hardware Products Co. Ltd. Class A	4,700	41,860
Guanghui Energy Co. Ltd. Class A	204,300	193,067
Guangzhou Automobile Group Co. Ltd. Class A	48,200	69,162
Guangzhou Automobile Group Co. Ltd. Class H	684,800	409,366
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	10,100	44,279
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	72,685
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	6,600	68,600
Guangzhou R&F Properties Co. Ltd. Class H (a)(b)	333,200	53,464
Security Description	Shares	Value
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	20,107	$ 185,017
Guangzhou Tinci Materials Technology Co. Ltd. Class A	26,860	152,619
Guosen Securities Co. Ltd. Class A	26,700	32,109
Guotai Junan Securities Co. Ltd. Class A	54,200	104,442
H World Group Ltd. ADR (b)	38,500	1,493,030
Haichang Ocean Park Holdings Ltd. (a)(b)(d)	486,000	73,983
Haidilao International Holding Ltd. (a)(d)	331,000	731,921
Haier Smart Home Co. Ltd. Class A	74,500	240,757
Haier Smart Home Co. Ltd. Class H	483,000	1,523,050
Hainan Airlines Holding Co. Ltd. Class A (b)	509,600	110,806
Hainan Meilan International Airport Co. Ltd. Class H (b)	25,000	31,113
Haitian International Holdings Ltd.	104,000	243,895
Haitong Securities Co. Ltd. Class A	61,800	78,455
Haitong Securities Co. Ltd. Class H	714,000	438,441
Hangzhou First Applied Material Co. Ltd. Class A	22,108	113,191
Hangzhou Lion Electronics Co. Ltd. Class A	14,300	72,400
Hangzhou Oxygen Plant Group Co. Ltd. Class A	10,200	48,202
Hangzhou Robam Appliances Co. Ltd. Class A	18,900	65,834
Hangzhou Silan Microelectronics Co. Ltd. Class A	19,900	82,992
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	176,592	205,738
Hangzhou Tigermed Consulting Co. Ltd. Class A (b)	7,900	70,205
Hangzhou Tigermed Consulting Co. Ltd. Class H (d)	18,000	102,846
Hansoh Pharmaceutical Group Co. Ltd. (d)	306,000	493,329
Harbin Electric Co. Ltd. Class H	36,000	14,528
Health & Happiness H&H International Holdings Ltd. (a)	69,000	88,893
Heilongjiang Agriculture Co. Ltd. Class A	43,700	80,183

See accompanying notes to financial statements.
98

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Helens International Holdings Co. Ltd. (a)(b)	30,000	$ 29,429
Hello Group, Inc. ADR	33,300	320,013
Henan Shenhuo Coal & Power Co. Ltd. Class A	24,800	44,390
Henan Shuanghui Investment & Development Co. Ltd. Class A	58,000	195,490
Hengan International Group Co. Ltd.	154,000	649,284
Hengli Petrochemical Co. Ltd. Class A (b)	61,000	120,430
Hengtong Optic-electric Co. Ltd. Class A	24,600	49,641
Hengyi Petrochemical Co. Ltd. Class A	291,090	271,528
Hithink RoyalFlush Information Network Co. Ltd. Class A	3,600	86,954
Hongfa Technology Co. Ltd. Class A	7,140	31,334
Hope Education Group Co. Ltd. (a)(b)(d)	186,000	12,399
Hopson Development Holdings Ltd.	230,186	164,106
Hoshine Silicon Industry Co. Ltd. Class A	3,500	33,762
Hoyuan Green Energy Co. Ltd. Class A (b)	5,500	56,493
Hua Hong Semiconductor Ltd. (a)(b)(d)	150,000	493,535
Hua Medicine (b)(d)	84,000	17,738
Huadian Power International Corp. Ltd. Class A	84,700	77,980
Huadong Medicine Co. Ltd. Class A	11,260	67,209
Huafon Chemical Co. Ltd. Class A	33,800	31,916
Huaibei Mining Holdings Co. Ltd. Class A	25,800	40,905
Hualan Biological Engineering, Inc. Class A	28,860	89,098
Huaneng Power International, Inc. Class A (b)	89,900	114,433
Huaneng Power International, Inc. Class H (b)	864,000	541,657
Huangshan Tourism Development Co. Ltd. Class B (b)	20,400	15,311
Huatai Securities Co. Ltd. Class A	50,600	96,010
Huatai Securities Co. Ltd. Class H (d)	360,000	445,928
Huaxi Securities Co. Ltd. Class A	50,700	58,051
Huaxia Bank Co. Ltd. Class A	152,200	113,308
Huayu Automotive Systems Co. Ltd. Class A	62,800	159,620
Security Description	Shares	Value
Huazhong In-Vehicle Holdings Co. Ltd. (a)(b)	162,000	$ 52,507
Hubei Xingfa Chemicals Group Co. Ltd. Class A	16,000	48,996
Huizhou Desay Sv Automotive Co. Ltd. Class A	3,400	72,964
Humanwell Healthcare Group Co. Ltd. Class A	11,800	43,754
Hunan Valin Steel Co. Ltd. Class A	44,000	28,899
Hundsun Technologies, Inc. Class A	19,510	119,008
HUTCHMED China Ltd. ADR (b)	21,100	253,200
HUYA, Inc. ADR (b)	25,100	89,858
Hygeia Healthcare Holdings Co. Ltd. Class C (d)	63,000	342,166
iDreamSky Technology Holdings Ltd. (a)(b)(d)	134,400	59,511
Iflytek Co. Ltd. Class A (b)	35,600	333,007
I-Mab ADR (a)(b)	20,100	60,099
Imeik Technology Development Co. Ltd. Class A	1,900	116,378
Industrial & Commercial Bank of China Ltd. Class A	824,900	546,995
Industrial & Commercial Bank of China Ltd. Class H	11,268,000	6,021,288
Industrial Bank Co. Ltd. Class A	260,900	562,511
Industrial Securities Co. Ltd. Class A	42,900	36,167
Ingenic Semiconductor Co. Ltd. Class A	8,200	99,831
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (b)	292,000	71,980
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	219,500	123,876
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	71,300	277,805
Inner Mongolia Yitai Coal Co. Ltd. Class B	211,600	289,778
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	14,900	14,740
Innovent Biologics, Inc. (b)(d)	232,500	883,048
Inspur Digital Enterprise Technology Ltd. (b)	450,000	162,429
Inspur Electronic Information Industry Co. Ltd. Class A	7,900	52,668
iQIYI, Inc. ADR (b)	84,200	449,628
JA Solar Technology Co. Ltd. Class A	34,160	195,955
Jacobio Pharmaceuticals Group Co. Ltd. (b)(d)	52,200	39,415
Jafron Biomedical Co. Ltd. Class A	30,500	97,365

See accompanying notes to financial statements.
99

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Jason Furniture Hangzhou Co. Ltd. Class A (b)	5,330	$ 27,972
JCET Group Co. Ltd. Class A	57,900	248,759
JD Health International, Inc. (b)(d)	224,250	1,424,291
JD Logistics, Inc. (b)(d)	392,700	614,828
JD.com, Inc. Class A	464,454	7,920,452
Jiangsu Eastern Shenghong Co. Ltd. Class A	23,500	38,258
Jiangsu Expressway Co. Ltd. Class H	224,000	206,557
Jiangsu Hengli Hydraulic Co. Ltd. Class A	13,468	119,260
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	66,324	437,207
Jiangsu King's Luck Brewery JSC Ltd. Class A	7,700	55,979
Jiangsu Pacific Quartz Co. Ltd. Class A	6,800	106,475
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	14,700	265,739
Jiangsu Yangnong Chemical Co. Ltd. Class A	2,100	25,247
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	72,900	360,836
Jiangsu Zhongtian Technology Co. Ltd. Class A	24,900	54,531
Jiangxi Copper Co. Ltd. Class A	32,700	85,657
Jiangxi Copper Co. Ltd. Class H	192,000	296,769
Jiangxi Special Electric Motor Co. Ltd. Class A (b)	14,700	24,177
Jinan Acetate Chemical Co. Ltd.	11,000	195,748
Jinchuan Group International Resources Co. Ltd. (a)	832,000	42,642
Jinko Solar Co. Ltd. Class A (b)	79,291	153,610
JinkoSolar Holding Co. Ltd. ADR (a)(b)	8,400	372,792
Jinxin Fertility Group Ltd. (a)(d)	297,000	157,524
JiuGui Liquor Co. Ltd. Class A	2,200	27,335
Jiumaojiu International Holdings Ltd. (a)(d)	188,000	309,146
Joinn Laboratories China Co. Ltd. Class A	3,332	18,762
Jointown Pharmaceutical Group Co. Ltd. Class A	52,001	74,224
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	5,170	26,167
JOYY, Inc. ADR	11,700	359,307
Security Description	Shares	Value
Juewei Food Co. Ltd. Class A	4,000	$ 20,473
Kangji Medical Holdings Ltd.	92,000	97,869
Kanzhun Ltd. ADR (b)	37,200	559,860
KE Holdings, Inc. ADR (b)	129,000	1,915,650
Keda Industrial Group Co. Ltd. Class A	17,700	27,708
Kerry Logistics Network Ltd.	101,500	120,014
Keymed Biosciences, Inc. (b)(d)	36,000	188,429
Kingboard Holdings Ltd.	162,000	443,063
Kingdee International Software Group Co. Ltd. (b)	624,000	837,867
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	32,200	196,420
Kingsoft Corp. Ltd.	191,200	755,671
Kintor Pharmaceutical Ltd. (a)(b)(d)	28,500	13,106
Konka Group Co. Ltd. Class B (b)	8,900	1,660
Kuaishou Technology (b)(d)	459,600	3,158,659
Kuang-Chi Technologies Co. Ltd. Class A	107,500	226,009
Kunlun Energy Co. Ltd.	1,042,000	820,781
Kunlun Tech Co. Ltd. Class A	14,200	78,645
Kweichow Moutai Co. Ltd. Class A	15,000	3,491,394
KWG Group Holdings Ltd. (a)(b)	805,500	103,496
LB Group Co. Ltd. Class A	11,000	24,985
Lee & Man Paper Manufacturing Ltd.	156,000	51,929
Lenovo Group Ltd.	1,508,000	1,580,077
Lens Technology Co. Ltd. Class A	26,800	43,416
Lepu Biopharma Co. Ltd. Class H (a)(b)(d)	112,000	78,034
Lepu Medical Technology Beijing Co. Ltd. Class A	9,700	30,163
LexinFintech Holdings Ltd. ADR (b)	28,100	64,349
Li Auto, Inc. Class A (b)	222,700	3,855,528
Li Ning Co. Ltd.	467,500	2,524,391
Lifetech Scientific Corp. (b)	1,054,000	360,423
Lingyi iTech Guangdong Co. Class A (b)	50,400	47,938
Linklogis, Inc. Class B (d)	122,000	43,586
Longfor Group Holdings Ltd. (d)	350,000	854,614
LONGi Green Energy Technology Co. Ltd. Class A	86,492	341,709
Lonking Holdings Ltd.	174,000	28,700
Lufax Holding Ltd. ADR	136,200	194,766
Luxshare Precision Industry Co. Ltd. Class A	73,168	327,922
Luye Pharma Group Ltd. (a)(b)(d)	305,000	129,109

See accompanying notes to financial statements.
100

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Luzhou Laojiao Co. Ltd. Class A	18,500	$ 533,700
Mango Excellent Media Co. Ltd. Class A	9,700	45,758
Maoyan Entertainment (b)(d)	41,600	38,131
Maxscend Microelectronics Co. Ltd. Class A	4,000	53,276
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (b)	24,000	23,499
Meitu, Inc. (a)(d)	814,000	308,800
Meituan Class B (b)(d)	1,008,810	15,817,855
Metallurgical Corp. of China Ltd. Class A	116,300	63,558
Microport Scientific Corp. (b)	163,208	296,845
Midea Real Estate Holding Ltd. (d)	42,400	38,215
Ming Yang Smart Energy Group Ltd. Class A	25,500	59,292
Ming Yuan Cloud Group Holdings Ltd. (a)(b)	94,000	42,409
MINISO Group Holding Ltd. ADR	18,400	312,616
Minth Group Ltd.	122,000	335,417
MMG Ltd. (b)	576,000	168,088
Mobvista, Inc. (b)(d)	53,000	23,326
Montage Technology Co. Ltd. Class A	9,953	78,812
Muyuan Foods Co. Ltd. Class A (b)	56,823	329,438
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	44,159	82,087
NARI Technology Co. Ltd. Class A	92,928	295,476
National Silicon Industry Group Co. Ltd. Class A (b)	32,816	94,455
NAURA Technology Group Co. Ltd. Class A	5,200	227,968
NavInfo Co. Ltd. Class A (b)	34,200	54,567
Nayuki Holdings Ltd. (a)(b)	70,000	48,546
NetDragon Websoft Holdings Ltd.	53,500	101,008
NetEase, Inc.	392,500	7,601,713
New China Life Insurance Co. Ltd. Class A	11,300	57,230
New China Life Insurance Co. Ltd. Class H	154,000	406,922
New Hope Liuhe Co. Ltd. Class A (b)	42,400	68,126
New Horizon Health Ltd. (a)(b)(d)	24,000	84,365
New Oriental Education & Technology Group, Inc. (b)	297,900	1,174,161
Nexteer Automotive Group Ltd.	160,000	83,848
Ninestar Corp. Class A	16,800	79,221
Security Description	Shares	Value
Ningbo Deye Technology Co. Ltd. Class A	5,400	$ 111,341
Ningbo Joyson Electronic Corp. Class A	16,900	41,068
Ningbo Orient Wires & Cables Co. Ltd. Class A	10,600	71,589
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	4,054	30,218
Ningbo Shanshan Co. Ltd. Class A	19,400	40,458
Ningbo Tuopu Group Co. Ltd. Class A (b)	16,500	183,354
Ningxia Baofeng Energy Group Co. Ltd. Class A	107,000	185,970
NIO, Inc. ADR (b)	272,900	2,644,401
Noah Holdings Ltd. ADR (a)	6,600	92,928
Nongfu Spring Co. Ltd. Class H (a)(d)	351,000	1,942,472
North Industries Group Red Arrow Co. Ltd. Class A	5,600	13,959
Ocumension Therapeutics (b)(d)	19,000	18,518
Offshore Oil Engineering Co. Ltd. Class A	92,400	74,403
Oppein Home Group, Inc. Class A	6,300	83,107
Orient Securities Co. Ltd. Class A	41,728	55,789
Ovctek China, Inc. Class A	4,620	19,214
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (b)	49,000	26,386
PDD Holdings, Inc. ADR (b)	100,300	6,934,742
Peijia Medical Ltd. (b)(d)	176,000	138,777
People's Insurance Co. Group of China Ltd. Class A	77,000	61,882
People's Insurance Co. Group of China Ltd. Class H	2,128,000	772,877
Perfect World Co. Ltd. Class A	10,650	24,762
PetroChina Co. Ltd. Class A	224,400	230,757
PetroChina Co. Ltd. Class H	4,182,000	2,903,581
Pharmaron Beijing Co. Ltd. Class A (b)	7,200	37,941
Pharmaron Beijing Co. Ltd. Class H (b)(d)	37,750	117,038
PICC Property & Casualty Co. Ltd. Class H	1,373,700	1,529,438
Ping An Bank Co. Ltd. Class A	200,400	310,161
Ping An Healthcare & Technology Co. Ltd. (a)(b)(d)	129,500	313,856
Ping An Insurance Group Co. of China Ltd. Class A	131,990	842,685
Ping An Insurance Group Co. of China Ltd. Class H	1,257,000	8,027,736

See accompanying notes to financial statements.
101

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	35,200	$ 36,511
Poly Developments & Holdings Group Co. Ltd. Class A	136,000	243,691
Poly Property Group Co. Ltd.	196,120	43,895
Pop Mart International Group Ltd. (d)	154,800	345,096
Postal Savings Bank of China Co. Ltd. Class A	334,800	225,358
Postal Savings Bank of China Co. Ltd. Class H (a)(d)	1,474,000	908,883
Power Construction Corp. of China Ltd. Class A	142,200	112,340
Powerlong Real Estate Holdings Ltd. (a)(b)	913,000	108,828
Prosus NV (b)	159,887	11,707,037
Pylon Technologies Co. Ltd. Class A	1,591	43,455
Q Technology Group Co. Ltd. (b)	47,000	18,583
Qifu Technology, Inc. ADR	24,100	416,448
Qinghai Salt Lake Industry Co. Ltd. Class A (b)	92,800	244,972
Radiance Holdings Group Co. Ltd. (a)(b)	99,000	47,248
Raytron Technology Co. Ltd. Class A	5,962	36,779
Redco Properties Group Ltd. (a)(b)(c)(d)	108,000	13,747
Riyue Heavy Industry Co. Ltd. Class A	13,800	36,096
RLX Technology, Inc. ADR (a)(b)	114,100	201,957
Rongsheng Petrochemical Co. Ltd. Class A	103,050	165,234
SAIC Motor Corp. Ltd. Class A	168,400	328,527
Sailun Group Co. Ltd. Class A	11,700	18,344
Sanan Optoelectronics Co. Ltd. Class A	59,300	140,957
Sangfor Technologies, Inc. Class A (b)	5,800	90,542
Sany Heavy Equipment International Holdings Co. Ltd.	192,000	252,139
Sany Heavy Industry Co. Ltd. Class A	99,800	228,465
Satellite Chemical Co. Ltd. Class A	24,680	50,829
SDIC Power Holdings Co. Ltd. Class A	88,700	154,392
Seazen Group Ltd. (a)(b)	491,333	96,286
Seazen Holdings Co. Ltd. Class A (b)	13,900	27,572
Seres Group Co. Ltd. Class A (b)	18,000	91,256
Security Description	Shares	Value
SF Holding Co. Ltd. Class A	50,900	$ 315,897
SG Micro Corp. Class A	6,305	71,365
Shaanxi Coal Industry Co. Ltd. Class A	99,600	249,294
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	39,150	42,612
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	33,800	95,730
Shandong Gold Mining Co. Ltd. Class A	37,600	121,915
Shandong Gold Mining Co. Ltd. Class H (d)	133,750	245,822
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	13,650	57,547
Shandong Linglong Tyre Co. Ltd. Class A	25,208	77,065
Shandong Nanshan Aluminum Co. Ltd. Class A	82,200	34,205
Shandong Sun Paper Industry JSC Ltd. Class A	17,800	26,187
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	546,000	716,380
Shanghai Aiko Solar Energy Co. Ltd. Class A	34,580	146,431
Shanghai Bairun Investment Holding Group Co. Ltd. Class A (b)	6,664	33,370
Shanghai Baosight Software Co. Ltd. Class A	43,400	303,747
Shanghai Baosight Software Co. Ltd. Class B	137,297	362,954
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	100,625	54,398
Shanghai Electric Group Co. Ltd. Class A (b)	55,900	35,160
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (b)	22,400	95,409
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (a)(b)	81,000	216,985
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	4,669	32,207
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	53,000	130,748
Shanghai Haixin Group Co. Class B	42,000	11,052
Shanghai Highly Group Co. Ltd. Class B	24,100	9,351
Shanghai Industrial Holdings Ltd.	53,000	77,012
Shanghai International Airport Co. Ltd. Class A (b)	18,700	116,986
Shanghai International Port Group Co. Ltd. Class A	192,900	139,435

See accompanying notes to financial statements.
102

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Shanghai Jinjiang International Hotels Co. Ltd. Class A	5,500	$ 32,064
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	85,900	83,409
Shanghai Junshi Biosciences Co. Ltd. Class A (b)	14,779	78,388
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	219,252	136,389
Shanghai M&G Stationery, Inc. Class A	6,100	37,484
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	62,000	68,787
Shanghai New Power Automotive Technology Co. Ltd. Class B	32,500	8,810
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	25,600	78,939
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	142,300	282,460
Shanghai Pudong Development Bank Co. Ltd. Class A	432,700	431,159
Shanghai Putailai New Energy Technology Co. Ltd. Class A	29,232	153,963
Shanghai RAAS Blood Products Co. Ltd. Class A	455,400	470,571
Shanghai Rural Commercial Bank Co. Ltd. Class A	234,900	176,133
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	42,500	40,125
Shangri-La Asia Ltd. (b)	388,000	297,446
Shanxi Coking Coal Energy Group Co. Ltd. Class A	129,480	162,312
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	68,800	154,524
Shanxi Meijin Energy Co. Ltd. Class A (b)	34,400	35,733
Shanxi Taigang Stainless Steel Co. Ltd. Class A	42,100	22,440
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	12,660	322,474
Shengyi Technology Co. Ltd. Class A	55,900	109,249
Shennan Circuits Co. Ltd. Class A	9,560	99,218
Shenwan Hongyuan Group Co. Ltd. Class A	224,600	142,899
Shenzhen Capchem Technology Co. Ltd. Class A	9,000	64,410
Shenzhen Dynanonic Co. Ltd. Class A	3,840	58,448
Security Description	Shares	Value
Shenzhen Energy Group Co. Ltd. Class A	52,200	$ 47,332
Shenzhen Inovance Technology Co. Ltd. Class A	30,750	272,154
Shenzhen International Holdings Ltd.	269,246	237,510
Shenzhen Investment Ltd.	724,301	129,852
Shenzhen Kangtai Biological Products Co. Ltd. Class A (b)	15,360	53,713
Shenzhen Kedali Industry Co. Ltd. Class A	1,200	21,878
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	15,900	657,000
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	8,600	69,748
Shenzhen Overseas Chinese Town Co. Ltd. Class A (b)	50,300	30,473
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	7,200	30,914
Shenzhen SC New Energy Technology Corp. Class A	4,900	75,841
Shenzhen Senior Technology Material Co. Ltd. Class A	5,900	13,979
Shenzhen Transsion Holdings Co. Ltd. Class A	5,516	111,648
Shenzhou International Group Holdings Ltd.	170,400	1,636,476
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	17,400	61,572
Shimao Group Holdings Ltd. (b)(c)	220,500	31,092
Shimao Services Holdings Ltd. (a)(b)(d)	71,000	14,108
Shoucheng Holdings Ltd.	712,000	165,745
Shougang Fushan Resources Group Ltd.	244,000	61,469
Shui On Land Ltd.	328,000	37,269
Sichuan Chuantou Energy Co. Ltd. Class A	76,700	158,838
Sichuan Expressway Co. Ltd. Class H	20,000	5,750
Sichuan New Energy Power Co. Ltd. Class A (b)	6,400	12,697
Sichuan Road & Bridge Group Co. Ltd. Class A	55,160	74,418
Sichuan Swellfun Co. Ltd. Class A	3,400	27,624
Sieyuan Electric Co. Ltd. Class A	11,100	71,387
Sihuan Pharmaceutical Holdings Group Ltd. (a)	463,000	46,298
Silergy Corp.	61,000	759,889

See accompanying notes to financial statements.
103

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Sinoma Science & Technology Co. Ltd. Class A	11,600	$ 32,804
Sinomine Resource Group Co. Ltd. Class A	3,080	21,650
Sino-Ocean Group Holding Ltd. (a)(b)	296,000	16,710
Sinopec Engineering Group Co. Ltd. Class H	563,000	251,295
Sinopec Kantons Holdings Ltd.	120,000	45,100
Sinopec Shanghai Petrochemical Co. Ltd. Class A	133,200	57,045
Sinopharm Group Co. Ltd. Class H	307,200	961,614
SITC International Holdings Co. Ltd.	281,000	514,519
Skshu Paint Co. Ltd. Class A (b)	3,528	31,767
Smoore International Holdings Ltd. (a)(d)	343,000	350,044
SOHO China Ltd. (b)	353,000	52,777
Sohu.com Ltd. ADR (b)	8,000	88,160
Songcheng Performance Development Co. Ltd. Class A	32,040	54,799
Spring Airlines Co. Ltd. Class A (b)	11,800	93,360
StarPower Semiconductor Ltd. Class A	1,900	56,366
Sun King Technology Group Ltd. (b)	146,000	31,459
Sunac Services Holdings Ltd. (a)(d)	325,000	92,260
Sungrow Power Supply Co. Ltd. Class A	16,700	268,609
Sunny Optical Technology Group Co. Ltd.	142,000	1,423,671
Sunwoda Electronic Co. Ltd. Class A	18,900	42,544
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A (b)	11,100	39,621
Suzhou Maxwell Technologies Co. Ltd. Class A	2,048	47,745
SY Holdings Group Ltd. (a)	92,500	60,552
TAL Education Group ADR (b)	83,700	498,852
TBEA Co. Ltd. Class A (b)	113,000	346,953
TCL Electronics Holdings Ltd. (b)	73,000	38,094
TCL Technology Group Corp. Class A (b)	153,890	83,486
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	81,375	371,897
Tencent Holdings Ltd.	1,256,000	53,251,793
Security Description	Shares	Value
Tencent Music Entertainment Group ADR (b)	143,100	$ 1,056,078
Theme International Holdings Ltd. (a)(b)	750,000	84,417
Thunder Software Technology Co. Ltd. Class A	6,400	85,023
TI Fluid Systems PLC (d)	59,340	103,054
Tiangong International Co. Ltd.	104,000	25,286
Tianma Microelectronics Co. Ltd. Class A (b)	57,200	72,260
Tianneng Power International Ltd. (a)	78,000	80,790
Tianqi Lithium Corp. Class A	15,200	146,661
Tianshui Huatian Technology Co. Ltd. Class A	237,400	301,040
Tibet Summit Resources Co. Ltd. Class A (b)	12,400	31,234
Tingyi Cayman Islands Holding Corp.	442,000	688,190
Titan Wind Energy Suzhou Co. Ltd. Class A (b)	11,000	23,065
Toly Bread Co. Ltd. Class A	33,840	47,135
Tong Ren Tang Technologies Co. Ltd. Class H	51,000	50,847
Tongcheng Travel Holdings Ltd. (b)	306,400	643,531
Tongdao Liepin Group (b)	19,400	22,498
TongFu Microelectronics Co. Ltd. Class A	89,900	280,296
Tongkun Group Co. Ltd. Class A	12,700	23,147
Tongling Nonferrous Metals Group Co. Ltd. Class A	346,900	138,330
Tongwei Co. Ltd. Class A	46,800	221,206
Topchoice Medical Corp. Class A (b)	2,000	26,677
Topsports International Holdings Ltd. (d)	301,000	261,857
Towngas Smart Energy Co. Ltd. (b)	100,407	44,735
TravelSky Technology Ltd. Class H	177,000	301,504
Trina Solar Co. Ltd. Class A	19,751	115,903
Trip.com Group Ltd. (b)	109,050	3,806,578
Triumph New Energy Co. Ltd. Class H (a)(b)	34,000	27,029
Tsingtao Brewery Co. Ltd. Class A	4,500	64,208
Tsingtao Brewery Co. Ltd. Class H	118,000	1,077,253
Tuya, Inc. ADR (a)(b)	50,200	94,878
Unigroup Guoxin Microelectronics Co. Ltd. Class A	11,519	148,042
Uni-President China Holdings Ltd.	197,000	166,120

See accompanying notes to financial statements.
104

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Unisplendour Corp. Ltd. Class A	53,180	$ 233,428
Up Fintech Holding Ltd. ADR (a)(b)	21,800	61,912
Venus MedTech Hangzhou, Inc. Class H (b)(d)	26,500	20,897
Vesync Co. Ltd. (b)	57,000	22,039
Vipshop Holdings Ltd. ADR (b)	86,000	1,419,000
Viva Biotech Holdings (a)(b)(d)	81,500	15,694
Vnet Group, Inc. ADR (b)	24,100	69,890
VSTECS Holdings Ltd.	136,000	70,127
Walvax Biotechnology Co. Ltd. Class A	21,900	79,671
Wanhua Chemical Group Co. Ltd. Class A	34,300	414,432
Want Want China Holdings Ltd.	1,015,000	675,022
Weibo Corp. ADR	16,510	216,446
Weichai Power Co. Ltd. Class A	79,100	135,771
Weichai Power Co. Ltd. Class H	337,000	495,781
Weihai Guangwei Composites Co. Ltd. Class A	16,320	69,280
Weimob, Inc. (a)(b)(d)	359,000	175,191
Wens Foodstuffs Group Co. Ltd. Class A	85,960	217,108
West China Cement Ltd.	262,000	26,486
Western Securities Co. Ltd. Class A	30,800	26,933
Western Superconducting Technologies Co. Ltd. Class A	6,753	51,813
Will Semiconductor Co. Ltd. Shanghai Class A	10,935	147,962
Wilmar International Ltd.	384,600	1,082,739
Wingtech Technology Co. Ltd. Class A	8,000	53,963
Wuchan Zhongda Group Co. Ltd. Class A	175,700	119,485
Wuhan Guide Infrared Co. Ltd. Class A	60,642	64,876
Wuliangye Yibin Co. Ltd. Class A	46,700	1,052,714
Wuling Motors Holdings Ltd. (a)	320,000	29,518
WUS Printed Circuit Kunshan Co. Ltd. Class A	13,640	39,340
WuXi AppTec Co. Ltd. Class A	28,200	242,160
WuXi AppTec Co. Ltd. Class H (a)(d)	72,203	578,623
Wuxi Biologics Cayman, Inc. (b)(d)	754,500	3,625,887
XCMG Construction Machinery Co. Ltd. Class A	112,400	104,745
Security Description	Shares	Value
XD, Inc. (b)	57,400	$ 145,051
Xiabuxiabu Catering Management China Holdings Co. Ltd. (d)	140,500	66,278
Xiamen C & D, Inc. Class A	72,000	108,104
Xiamen Faratronic Co. Ltd. Class A	1,900	35,922
Xiamen Tungsten Co. Ltd. Class A	14,700	38,530
Xiaomi Corp. Class B (b)(d)	3,022,400	4,155,279
Xinhua Winshare Publishing & Media Co. Ltd. Class H	66,000	48,334
Xinjiang Daqo New Energy Co. Ltd. Class A	21,185	118,062
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	22,900	33,487
Xinyi Glass Holdings Ltd.	341,000	533,051
Xinyi Solar Holdings Ltd.	945,811	1,097,999
XPeng, Inc. Class A (a)(b)	204,800	1,360,360
Xtep International Holdings Ltd.	289,077	295,866
Yadea Group Holdings Ltd. (d)	252,000	574,811
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	9,500	53,132
Yangzijiang Shipbuilding Holdings Ltd.	486,600	541,001
Yankuang Energy Group Co. Ltd. Class A	27,700	114,030
Yankuang Energy Group Co. Ltd. Class H (a)	288,000	826,819
Yanlord Land Group Ltd. (b)	128,800	72,951
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	11,700	40,482
Yeahka Ltd. (a)(b)	28,000	62,772
Yealink Network Technology Corp. Ltd. Class A	11,760	56,755
Yifeng Pharmacy Chain Co. Ltd. Class A	9,682	49,336
Yihai International Holding Ltd. (b)	76,000	163,685
Yihai Kerry Arawana Holdings Co. Ltd. Class A	10,000	55,087
Yixin Group Ltd. (a)(d)	141,000	14,291
YongXing Special Materials Technology Co. Ltd. Class A	4,420	38,176
Yonyou Network Technology Co. Ltd. Class A	51,830	146,215
Youdao, Inc. ADR (b)	10,100	48,682
Youngor Group Co. Ltd. Class A	208,500	180,961
Youngy Co. Ltd. Class A	3,200	29,479
YTO Express Group Co. Ltd. Class A	44,600	89,366
Yuexiu Property Co. Ltd.	397,540	463,166

See accompanying notes to financial statements.
105

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Yuexiu Transport Infrastructure Ltd. (a)	208,000	$ 103,154
Yum China Holdings, Inc.	82,900	4,683,850
Yunda Holding Co. Ltd. Class A	18,850	24,816
Yunnan Aluminium Co. Ltd. Class A	41,400	72,784
Yunnan Baiyao Group Co. Ltd. Class A	12,880	93,016
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	4,100	50,182
Yunnan Energy New Material Co. Ltd. Class A (b)	8,000	106,363
Yunnan Yuntianhua Co. Ltd. Class A	19,100	44,936
Zai Lab Ltd. ADR (a)(b)	17,795	493,455
Zangge Mining Co. Ltd. Class A	16,400	50,984
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	5,600	220,872
Zhaojin Mining Industry Co. Ltd. Class H	266,500	336,243
Zhejiang Century Huatong Group Co. Ltd. Class A (b)	140,100	146,378
Zhejiang Chint Electrics Co. Ltd. Class A	13,200	50,260
Zhejiang Dahua Technology Co. Ltd. Class A	49,600	135,015
Zhejiang Dingli Machinery Co. Ltd. Class A (b)	8,260	63,672
Zhejiang Expressway Co. Ltd. Class H	328,000	249,562
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	27,000	68,390
Zhejiang Huayou Cobalt Co. Ltd. Class A	18,890	119,542
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	20,600	201,491
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	11,900	44,826
Zhejiang Juhua Co. Ltd. Class A (b)	28,100	53,291
Zhejiang NHU Co. Ltd. Class A	16,848	35,706
Zhejiang Supcon Technology Co. Ltd. Class A	13,438	116,361
Zhejiang Supor Co. Ltd. Class A	3,800	26,159
Zhejiang Weiming Environment Protection Co. Ltd. Class A	23,400	56,419
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (b)	12,400	57,378
Security Description	Shares	Value
Zhejiang Zheneng Electric Power Co. Ltd. Class A (b)	134,200	$ 93,613
Zheshang Securities Co. Ltd. Class A	21,700	29,521
ZhongAn Online P&C Insurance Co. Ltd. Class H (b)(d)	123,000	335,837
Zhongji Innolight Co. Ltd. Class A	9,500	192,905
Zhongsheng Group Holdings Ltd.	141,000	541,243
Zhongtai Securities Co. Ltd. Class A	72,500	68,936
Zhou Hei Ya International Holdings Co. Ltd. (a)(b)(d)	202,000	79,492
Zhuzhou CRRC Times Electric Co. Ltd. Class A	2,088	12,044
Zhuzhou CRRC Times Electric Co. Ltd. Class H	99,800	372,754
Zhuzhou Kibing Group Co. Ltd. Class A (b)	19,700	23,397
Zijin Mining Group Co. Ltd. Class A	239,700	376,187
Zijin Mining Group Co. Ltd. Class H	1,150,000	1,702,882
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	87,400	81,190
ZTE Corp. Class A	41,400	259,534
ZTE Corp. Class H	150,800	606,036
ZTO Express Cayman, Inc. ADR	84,200	2,111,736
		426,454,185
COLOMBIA — 0.0% (f)
Bancolombia SA	45,934	341,004
Bancolombia SA ADR	5,003	133,480
Bancolombia SA Preference Shares (g)	65,472	438,855
Cementos Argos SA	60,790	49,497
Frontera Energy Corp. (b)	10,400	86,532
Grupo Argos SA	49,231	113,770
Interconexion Electrica SA ESP	67,960	274,882
		1,438,020
CYPRUS — 0.0% (f)
Atalaya Mining PLC	10,407	42,339
CZECH REPUBLIC — 0.0% (f)
CEZ AS (a)	27,202	1,124,212
Komercni Banka AS	11,765	358,854
Moneta Money Bank AS (d)	69,836	255,910
Philip Morris CR AS	128	98,277
		1,837,253
DENMARK — 1.8%
ALK-Abello AS (b)	28,843	315,083
Alm Brand AS	158,651	248,463

See accompanying notes to financial statements.
106

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Ambu AS Class B (b)	39,949	$ 654,769
AP Moller - Maersk AS Class A	614	1,070,420
AP Moller - Maersk AS Class B	1,030	1,810,635
Bavarian Nordic AS (b)	17,542	499,609
Better Collective AS (b)	4,859	100,317
Carlsberg AS Class B	19,529	3,126,582
cBrain AS	1,152	26,226
Cementir Holding NV	5,474	44,313
Chemometec AS (b)	3,082	210,876
Chr Hansen Holding AS	20,811	1,446,464
Coloplast AS Class B	23,805	2,978,276
D/S Norden AS	5,060	252,610
Danske Bank AS (b)	138,611	3,375,397
Demant AS (b)	18,181	769,394
Dfds AS	6,404	233,294
DSV AS	37,133	7,797,926
FLSmidth & Co. AS	11,386	551,475
Genmab AS (b)	13,163	4,987,234
GN Store Nord AS (b)	29,911	747,883
H Lundbeck AS	75,388	358,805
H Lundbeck AS Class A	11,647	51,788
ISS AS	32,910	696,058
Jyske Bank AS (b)	9,331	709,691
Matas AS	12,409	182,912
Netcompany Group AS (b)(d)	10,664	441,705
Nilfisk Holding AS (b)	3,415	62,911
NKT AS (b)	10,081	611,601
NKT AS (b)	2,520	152,791
Novo Nordisk AS Class B	330,223	53,333,572
Novozymes AS Class B	41,649	1,942,919
NTG Nordic Transport Group AS Class A (b)	2,507	158,578
Orsted AS (d)	37,897	3,592,011
Pandora AS	17,962	1,605,156
Per Aarsleff Holding AS	4,610	226,621
Ringkjoebing Landbobank AS	5,538	793,698
ROCKWOOL AS Class B	2,209	571,150
Royal Unibrew AS	10,061	900,416
Scandinavian Tobacco Group AS Class A (d)	10,671	177,709
Schouw & Co. AS	2,520	199,139
SimCorp AS	9,252	979,985
Solar AS Class B	889	65,789
Spar Nord Bank AS	22,983	359,620
Sydbank AS	12,130	560,752
Topdanmark AS	9,578	470,739
Trifork Holding AG (a)(b)	4,282	86,709
Tryg AS	71,427	1,546,517
Vestas Wind Systems AS (b)	201,446	5,354,851
Zealand Pharma AS (b)	12,899	462,939
		107,904,378
EGYPT — 0.0% (f)
Centamin PLC	201,929	234,537
Security Description	Shares	Value
Commercial International Bank Egypt SAE	494,266	$ 819,756
Eastern Co. SAE	208,719	144,144
E-Finance for Digital & Financial Investments	67,568	37,305
Egyptian Financial Group-Hermes Holding Co. (b)	116,839	71,546
ElSewedy Electric Co.	69,110	46,228
Energean PLC	26,771	348,522
Talaat Moustafa Group	131,579	38,518
Telecom Egypt Co.	60,241	50,418
		1,790,974
FAEROE ISLANDS — 0.0% (f)
Bakkafrost P	9,918	594,421
FINLAND — 0.7%
Aktia Bank Oyj	16,282	165,351
Anora Group Oyj (a)	4,874	26,170
Cargotec Oyj Class B	7,304	401,862
Caverion Oyj	14,031	130,576
Citycon Oyj (a)(b)	19,217	122,115
Elisa Oyj	28,135	1,501,693
Finnair Oyj (a)(b)	99,297	61,294
Fortum Oyj	88,310	1,181,591
F-Secure Oyj	14,547	37,120
Huhtamaki Oyj (a)	19,201	630,033
Incap Oyj (a)(b)	16,707	183,669
Kemira Oyj	20,338	324,378
Kempower Oyj (a)(b)	5,722	212,252
Kesko Oyj Class B	54,075	1,018,167
Kojamo Oyj	24,325	228,615
Kone Oyj Class B	68,054	3,554,800
Konecranes Oyj	13,332	536,849
Marimekko Oyj	4,180	41,454
Metsa Board Oyj Class B (a)	32,480	239,573
Metso Oyj	130,542	1,574,927
Musti Group Oyj (b)	7,349	143,438
Neste Oyj	84,708	3,260,934
Nokia Oyj (e)	1,058,963	4,436,089
Nokia Oyj (e)	12,368	51,605
Nokian Renkaat Oyj	27,502	239,799
Nordea Bank Abp (e)	646,071	7,027,051
Nordea Bank Abp (e)	1,995	21,727
Oriola Oyj Class B	11,775	16,521
Orion Oyj Class B	21,579	895,387
Outokumpu Oyj	68,881	368,646
Puuilo Oyj	13,810	109,203
QT Group Oyj (b)	3,760	313,435
Revenio Group Oyj	3,977	137,649
Rovio Entertainment Oyj (d)	11,604	115,585
Sampo Oyj Class A	93,142	4,182,466
Stora Enso Oyj Class R	114,517	1,328,378
Talenom Oyj (a)	3,511	27,848
TietoEVRY Oyj	20,980	579,125
Tokmanni Group Corp.	9,924	129,722

See accompanying notes to financial statements.
107

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
UPM-Kymmene Oyj	106,866	$ 3,183,683
Uponor Oyj	11,690	365,797
Valmet Oyj (a)	33,438	930,627
Wartsila OYJ Abp	93,181	1,050,514
YIT Oyj (a)	22,823	53,112
		41,140,830
FRANCE — 6.0%
AB Science SA (b)	2,718	12,425
ABC arbitrage	11,541	74,918
Accor SA	34,844	1,296,357
Adevinta ASA (b)	53,088	349,511
Aeroports de Paris	5,421	778,812
Air France-KLM (b)	200,576	377,833
Air Liquide SA	106,421	19,081,522
Airbus SE	120,591	17,432,065
AKWEL	1,074	15,830
ALD SA (d)	31,560	337,882
Alstom SA	62,938	1,878,403
Altarea SCA REIT	636	70,622
Alten SA (b)	5,699	898,591
Amundi SA (d)	11,804	697,237
Antin Infrastructure Partners SA	8,410	136,529
Arkema SA	11,520	1,086,095
Atos SE (b)	36,850	527,156
Aubay	1,140	59,232
AXA SA	367,983	10,872,391
Believe SA (b)	2,588	32,132
Beneteau SA	8,515	143,997
BioMerieux	8,242	865,230
BNP Paribas SA	226,531	14,292,836
Boiron SA	454	19,416
Bollore SE	168,050	1,047,813
Bonduelle SCA	1,324	16,049
Bouygues SA	44,223	1,485,329
Bureau Veritas SA	57,866	1,587,265
Capgemini SE	32,895	6,227,283
Carmila SA REIT (b)	9,871	153,503
Carrefour SA	116,854	2,214,061
Casino Guichard Perrachon SA (b)	10,842	48,184
CGG SA (b)	253,845	192,612
Chargeurs SA	5,503	66,556
Cie de Saint-Gobain	97,744	5,950,186
Cie des Alpes	3,159	47,709
Cie Generale des Etablissements Michelin SCA	133,082	3,936,020
Cie Plastic Omnium SA	11,639	204,677
Clariane SE	11,920	86,679
Coface SA	17,138	236,358
Covivio SA REIT	10,273	485,207
Credit Agricole SA	239,529	2,843,613
Danone SA	128,074	7,847,378
Dassault Aviation SA	4,929	987,349
Dassault Systemes SE	133,179	5,900,207
Security Description	Shares	Value
Derichebourg SA	21,744	$ 120,963
Edenred	49,444	3,311,368
Eiffage SA	16,395	1,711,464
Elior Group SA (b)(d)	27,606	79,040
Elis SA	52,344	1,018,072
Engie SA	364,339	6,066,197
Equasens	1,458	134,854
Eramet SA	1,844	168,632
Esker SA	1,312	198,583
EssilorLuxottica SA	58,386	11,007,842
Etablissements Maurel et Prom SA	19,383	82,593
Eurazeo SE	7,948	559,482
Euroapi SA (b)	8,007	91,741
Eutelsat Communications SA	35,649	232,529
Fnac Darty SA	3,113	116,530
Forvia (b)(e)	25,871	610,472
Forvia (b)(e)	5,581	132,662
Gaztransport Et Technigaz SA	6,607	672,469
Gecina SA REIT	9,048	965,051
Getlink SE	88,598	1,507,471
Hermes International	6,459	14,037,476
ICADE REIT	6,427	268,180
ID Logistics Group (b)	626	184,514
Imerys SA	6,084	237,100
Interparfums SA	3,388	241,563
Ipsen SA	6,907	831,287
IPSOS	8,108	451,072
JCDecaux SE (b)	11,798	235,140
Kaufman & Broad SA	1,893	55,971
Kering SA	14,806	8,174,362
Klepierre SA REIT	39,705	986,257
La Francaise des Jeux SAEM (d)	26,282	1,034,236
Legrand SA	55,475	5,502,325
LISI	1,063	30,536
L'Oreal SA	48,884	22,799,045
LVMH Moet Hennessy Louis Vuitton SE	55,804	52,608,629
Maisons du Monde SA (b)(d)	4,452	44,824
Manitou BF SA	1,060	28,333
McPhy Energy SA (b)	2,265	20,699
Mercialys SA REIT	13,227	119,509
Mersen SA	4,122	186,799
Metropole Television SA	3,965	56,158
Neoen SA (d)	11,979	379,673
Nexans SA	4,579	397,020
Nexity SA	6,162	124,560
Orange SA	393,722	4,600,367
Pernod Ricard SA	41,164	9,094,534
PEUGEOT INVEST	1,682	187,639
Pierre Et Vacances SA (b)	161,476	284,261
Publicis Groupe SA	45,140	3,622,103
Quadient SA	11,950	246,058
Remy Cointreau SA	4,214	676,310

See accompanying notes to financial statements.
108

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Renault SA	38,344	$ 1,617,574
Rexel SA	46,601	1,151,483
Rubis SCA	19,510	473,868
Safran SA	68,183	10,682,979
Sartorius Stedim Biotech	5,277	1,317,710
SCOR SE	30,776	904,570
SEB SA	4,336	448,324
Seche Environnement SA	2,725	336,541
SES-imagotag SA (b)	1,255	128,750
SMCP SA (b)(d)	4,538	39,550
Societe BIC SA	4,123	236,288
Societe Generale SA	159,480	4,146,717
Sodexo SA	17,413	1,917,121
SOITEC (b)	5,129	867,541
Sopra Steria Group SACA	3,094	617,590
SPIE SA	25,380	820,616
Technip Energies NV	26,606	612,785
Teleperformance	11,636	1,951,629
Television Francaise 1	4,354	29,906
Thales SA	21,136	3,166,202
TotalEnergies SE	489,711	28,106,523
Trigano SA	1,440	206,476
Ubisoft Entertainment SA (b)	18,573	524,878
Unibail-Rodamco-Westfield CDI (b)(e)	34,100	87,850
Unibail-Rodamco-Westfield REIT (b)(e)	20,711	1,092,187
Valeo SA	40,736	875,227
Vallourec SA (b)	43,266	512,088
Valneva SE (b)	27,004	196,758
Veolia Environnement SA	135,415	4,285,837
Verallia SA (d)	15,260	573,093
Vicat SA	3,900	123,931
Vilmorin & Cie SA	622	42,481
Vinci SA	108,519	12,607,100
Virbac SA	919	271,446
Vivendi SE	135,714	1,245,690
Voltalia SA (b)	7,058	112,281
Wavestone	2,248	122,921
Wendel SE	5,925	608,421
Worldline SA (b)(d)	45,622	1,670,372
		354,168,919
GABON — 0.0% (f)
BW Energy Ltd. (b)	12,927	31,072
GEORGIA — 0.0% (f)
Bank of Georgia Group PLC	7,021	261,090
TBC Bank Group PLC	7,553	237,182
		498,272
GERMANY — 5.0%
1&1 AG	6,659	73,271
About You Holding SE (b)	5,000	26,118
Adesso SE	472	63,780
adidas AG	32,416	6,291,701
Adtran Networks SE (b)	3,390	73,156
AIXTRON SE	22,442	761,936
Security Description	Shares	Value
Allianz SE	81,970	$ 19,089,263
Amadeus Fire AG	922	112,472
Aroundtown SA (b)	173,816	200,406
Atoss Software AG	793	179,535
AURELIUS Equity Opportunities SE & Co. KGaA (b)	7,227	140,843
Aurubis AG	6,424	551,473
Auto1 Group SE (b)(d)	17,914	166,379
BASF SE	179,843	8,735,752
Basler AG	1,137	21,233
Bayer AG	200,955	11,121,833
Bayerische Motoren Werke AG	68,095	8,374,629
Bayerische Motoren Werke AG Preference Shares	12,357	1,407,883
BayWa AG	2,500	103,002
Bechtle AG	16,337	648,666
Beiersdorf AG	20,902	2,767,410
Bertrandt AG	1,559	83,343
Bilfinger SE	5,632	219,049
Borussia Dortmund GmbH & Co. KGaA (b)	15,463	73,663
Brenntag SE	32,252	2,515,777
CANCOM SE	8,623	261,253
Carl Zeiss Meditec AG	8,395	907,706
CECONOMY AG (b)	43,948	110,459
Cewe Stiftung & Co. KGAA	785	78,140
Commerzbank AG	213,003	2,360,887
CompuGroup Medical SE & Co. KgaA	5,359	263,974
Continental AG	21,779	1,645,111
Covestro AG (b)(d)	38,539	2,004,921
CropEnergies AG	4,161	45,544
CTS Eventim AG & Co. KGaA	12,283	776,710
CureVac NV (b)	19,663	208,068
Daimler Truck Holding AG	98,802	3,560,382
Datagroup SE	430	27,397
Dermapharm Holding SE	3,546	175,324
Deutsche Bank AG	409,075	4,299,721
Deutsche Beteiligungs AG	2,337	73,725
Deutsche Boerse AG	38,048	7,022,922
Deutsche EuroShop AG	2,621	59,838
Deutsche Lufthansa AG (b)	122,747	1,258,361
Deutsche Pfandbriefbank AG (d)	26,908	196,945
Deutsche Post AG	206,208	10,073,940
Deutsche Telekom AG	660,581	14,410,247
Deutz AG	19,492	114,671
DIC Asset AG	6,483	35,989
Draegerwerk AG & Co. KGaA	314	12,889
Draegerwerk AG & Co. KGaA Preference Shares	2,641	125,514
Duerr AG	9,614	311,299
E.ON SE	465,610	5,946,801

See accompanying notes to financial statements.
109

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,965	$ 117,782
Einhell Germany AG Preference Shares (g)	387	64,937
Elmos Semiconductor SE	2,710	222,582
ElringKlinger AG	2,938	26,467
Encavis AG (b)	22,645	371,900
Energiekontor AG	1,621	124,111
Evonik Industries AG	41,517	790,952
Evotec SE (b)	28,276	636,843
Fielmann AG	5,027	267,832
flatexDEGIRO AG (b)	11,921	118,258
Formycon AG (b)	1,736	117,933
Fraport AG Frankfurt Airport Services Worldwide (b)	7,846	418,730
Freenet AG	23,718	595,514
Fresenius Medical Care AG & Co. KGaA	41,805	1,997,541
Fresenius SE & Co. KGaA	84,526	2,344,048
FUCHS PETROLUB SE Preference Shares	13,907	550,126
GEA Group AG	29,988	1,255,249
Gerresheimer AG	6,890	775,496
GFT Technologies SE	2,760	77,853
Grand City Properties SA	19,669	154,576
GRENKE AG	5,049	147,247
Hamborner REIT AG	13,775	96,129
Hamburger Hafen und Logistik AG	4,381	54,282
Hannover Rueck SE	12,569	2,667,891
Heidelberg Materials AG	28,672	2,357,514
Heidelberger Druckmaschinen AG (b)	43,797	68,455
HelloFresh SE (b)	32,633	806,953
Henkel AG & Co. KGaA	21,337	1,501,725
Henkel AG & Co. KGaA Preference Shares	36,898	2,950,424
Hensoldt AG	10,358	340,144
HOCHTIEF AG	5,342	462,102
Hornbach Holding AG & Co. KGaA	1,539	121,383
HUGO BOSS AG	11,133	870,011
Hypoport SE (b)	860	157,130
Indus Holding AG	4,262	120,042
Infineon Technologies AG	267,326	11,007,063
Instone Real Estate Group SE (d)	9,808	58,900
Ionos SE (b)	4,158	59,064
Jenoptik AG	11,318	388,763
JOST Werke SE (d)	3,047	165,049
Jungheinrich AG Preference Shares	10,101	370,229
K&S AG	38,298	667,692
KION Group AG	16,487	664,481
Kloeckner & Co. SE	12,637	123,105
Knaus Tabbert AG	831	54,838
Knorr-Bremse AG	14,472	1,106,089
Security Description	Shares	Value
Krones AG	3,013	$ 365,726
LANXESS AG	16,363	493,589
LEG Immobilien SE (b)	15,551	897,109
MBB SE	230	20,021
Medios AG (b)	4,820	82,034
Mercedes-Benz Group AG	174,526	14,045,251
Merck KGaA	25,861	4,279,983
METRO AG (b)	29,607	240,474
Montana Aerospace AG (b)(d)	3,894	62,907
MorphoSys AG (b)	6,507	193,626
MTU Aero Engines AG	11,084	2,874,320
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,676	10,763,359
Nagarro SE (a)(b)	1,607	139,736
Nemetschek SE	11,376	849,140
Nordex SE (b)	32,951	400,662
Norma Group SE	5,838	108,025
Northern Data AG (b)	2,383	58,353
OHB SE	540	18,823
PATRIZIA SE	12,942	153,956
Pfeiffer Vacuum Technology AG	515	83,791
PNE AG	8,549	132,070
Porsche Automobil Holding SE Preference Shares (b)	30,210	1,820,407
ProSiebenSat.1 Media SE (b)	32,636	304,470
Puma SE	21,126	1,272,823
PVA TePla AG (b)	4,352	90,436
Rational AG	1,013	733,380
Rheinmetall AG	8,716	2,387,330
RWE AG	126,373	5,505,857
SAF-Holland SE	8,936	124,838
Salzgitter AG	5,203	188,478
SAP SE	211,595	28,900,152
Sartorius AG Preference Shares	5,159	1,787,053
Schaeffler AG Preference Shares	26,533	163,751
Scout24 SE (d)	17,114	1,084,242
Secunet Security Networks AG	245	58,214
SGL Carbon SE (b)	9,210	84,890
Siemens AG	154,101	25,684,064
Siemens Energy AG (b)	105,030	1,856,779
Siemens Healthineers AG (d)	56,427	3,197,432
Siltronic AG	3,551	271,643
Sirius Real Estate Ltd.	193,470	209,934
Sixt SE	2,955	354,136
Sixt SE Preference Shares	3,317	259,381
SMA Solar Technology AG (b)	3,081	376,786
Software AG	10,373	360,519
Softwareone Holding AG (b)	21,901	434,912
Stabilus SE	5,052	303,631
Steico SE	1,042	34,511

See accompanying notes to financial statements.
110

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
STO SE & Co. KGaA Preference Shares (g)	608	$ 101,980
STRATEC SE	1,583	109,477
Stroeer SE & Co. KGaA (b)	7,291	354,151
Suedzucker AG	16,363	291,515
SUESS MicroTec SE	3,583	95,227
SUSE SA (b)	7,889	111,197
Symrise AG	28,378	2,974,959
Synlab AG	17,055	168,388
TAG Immobilien AG (b)	31,240	295,369
Takkt AG	5,349	81,234
Talanx AG	12,468	715,663
TeamViewer SE (b)(d)	27,991	449,828
Telefonica Deutschland Holding AG	187,271	526,980
thyssenkrupp AG	98,256	769,443
TUI AG (b)	90,100	639,863
United Internet AG	31,049	437,104
Varta AG (a)(b)	2,625	53,832
VERBIO Vereinigte BioEnergie AG	4,111	165,470
Vitesco Technologies Group AG Class A (b)	4,004	330,151
Volkswagen AG	5,905	986,833
Volkswagen AG Preference Shares	42,801	5,754,509
Vonovia SE	142,042	2,773,521
Vossloh AG	1,786	79,936
Wacker Chemie AG	3,593	493,495
Wacker Neuson SE	5,915	143,461
Wuestenrot & Wuerttembergische AG	3,780	64,684
Zalando SE (b)(d)	47,830	1,379,125
		293,047,145
GHANA — 0.0% (f)
Tullow Oil PLC (a)(b)	180,053	64,644
GREECE — 0.1%
Aegean Airlines SA (b)	8,153	96,046
Alpha Services & Holdings SA (b)	652,497	1,068,566
Athens Water Supply & Sewage Co. SA	4,435	33,531
Autohellas Tourist & Trading SA	3,851	58,820
Eurobank Ergasias Services & Holdings SA Class A (b)	574,115	945,731
FF Group (b)(c)	122	—
GEK Terna Holding Real Estate Construction SA (b)	9,885	154,602
Hellenic Telecommunications Organization SA	36,648	628,143
Helleniq Energy Holdings SA	14,090	120,391
Holding Co. ADMIE IPTO SA	31,100	77,806
JUMBO SA	22,897	629,512
LAMDA Development SA (b)	12,062	88,703
Security Description	Shares	Value
Motor Oil Hellas Corinth Refineries SA	15,114	$ 382,553
Mytilineos SA	21,132	745,936
National Bank of Greece SA (b)	108,658	706,191
OPAP SA	41,301	720,087
Piraeus Financial Holdings SA (b)	197,793	649,215
Public Power Corp. SA (b)	47,658	543,433
Sarantis SA	9,794	79,926
Terna Energy SA	8,992	198,070
		7,927,262
GUATEMALA — 0.0% (f)
Millicom International Cellular SA SDR (b)	34,696	530,125
GUERNSEY — 0.0% (f)
Balanced Commercial Property Trust Ltd. REIT	140,782	118,487
HONG KONG — 1.5%
AIA Group Ltd.	2,329,400	23,656,731
Alibaba Pictures Group Ltd. (b)	1,680,000	88,106
Alliance International Education Leasing Holdings Ltd. (a)(b)(d)	235,000	143,940
ASMPT Ltd.	56,400	557,164
Bank of East Asia Ltd.	227,525	314,698
Cadeler AS (b)	77,402	324,388
Cafe de Coral Holdings Ltd.	40,000	51,319
Canvest Environmental Protection Group Co. Ltd. (a)	88,000	44,244
Champion REIT	488,000	177,261
China Common Rich Renewable Energy Investments Ltd. (b)(c)	68,000	—
China High Speed Transmission Equipment Group Co. Ltd. (a)(b)	107,000	33,414
China Huishan Dairy Holdings Co. Ltd. (b)(c)	66,000	—
China Zhongwang Holdings Ltd. (a)(b)(c)	231,200	—
Chinese Estates Holdings Ltd. (b)	55,000	16,620
Chow Sang Sang Holdings International Ltd.	60,000	67,051
Citychamp Watch & Jewellery Group Ltd. (b)	286,000	40,204
CK Asset Holdings Ltd.	415,681	2,309,661
CK Infrastructure Holdings Ltd.	216,500	1,148,246
CK Life Sciences International Holdings, Inc. (a)	310,000	30,159
CLP Holdings Ltd.	343,500	2,675,177
C-Mer Eye Care Holdings Ltd. (b)	40,000	19,354

See accompanying notes to financial statements.
111

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Comba Telecom Systems Holdings Ltd.	280,000	$ 51,615
Concord New Energy Group Ltd.	620,000	51,547
Cowell e Holdings, Inc. (a)(b)	46,000	85,332
Dah Sing Banking Group Ltd.	110,000	82,082
Dah Sing Financial Holdings Ltd.	23,200	58,107
Digital China Holdings Ltd.	68,000	27,170
EC Healthcare	54,000	28,778
Far East Consortium International Ltd.	122,269	29,086
Fortune Real Estate Investment Trust	345,000	248,513
Futu Holdings Ltd. ADR (a)(b)	11,300	449,062
Grand Pharmaceutical Group Ltd. Class A	130,000	73,566
Guotai Junan International Holdings Ltd. (a)	757,000	57,253
Gushengtang Holdings Ltd. (b)	28,800	182,651
Haitong International Securities Group Ltd. (a)(b)	541,970	46,439
Hang Lung Group Ltd.	253,000	384,295
Hang Lung Properties Ltd.	381,000	589,539
Hang Seng Bank Ltd.	160,700	2,290,703
Henderson Land Development Co. Ltd.	273,466	814,323
HKBN Ltd.	114,000	61,473
HKT Trust & HKT Ltd. Stapled Security	713,000	830,133
Hong Kong & China Gas Co. Ltd.	2,187,101	1,893,862
Hong Kong Exchanges & Clearing Ltd.	239,961	9,091,189
Hong Kong Technology Venture Co. Ltd. (a)	127,000	72,467
Hongkong Land Holdings Ltd.	254,700	995,940
Huabao International Holdings Ltd. (a)	211,000	77,414
Hutchison Port Holdings Trust Stapled Security	883,800	170,876
Hutchison Telecommunications Hong Kong Holdings Ltd.	346,000	54,863
Hysan Development Co. Ltd.	107,000	261,469
Jardine Matheson Holdings Ltd.	33,800	1,714,004
Johnson Electric Holdings Ltd.	53,468	68,567
K Wah International Holdings Ltd.	225,000	72,127
Kerry Properties Ltd.	103,000	214,263
Kingboard Laminates Holdings Ltd.	158,500	149,419
Security Description	Shares	Value
Kingkey Financial International Holdings Ltd. (a)(b)	630,000	$ 140,686
Link REIT	500,907	2,788,397
LK Technology Holdings Ltd. (a)	107,500	97,793
Luk Fook Holdings International Ltd.	83,000	213,080
Man Wah Holdings Ltd.	322,000	215,549
Melco International Development Ltd. (b)	139,000	129,564
Melco Resorts & Entertainment Ltd. ADR (b)	44,130	538,827
MTR Corp. Ltd.	337,881	1,555,340
New World Development Co. Ltd.	356,581	881,239
Nine Dragons Paper Holdings Ltd. (a)(b)	242,000	149,403
Nissin Foods Co. Ltd. (a)	76,000	65,112
NWS Holdings Ltd.	284,968	323,739
Orient Overseas International Ltd.	24,500	329,075
Pacific Basin Shipping Ltd.	989,000	301,740
Pacific Textiles Holdings Ltd.	229,000	53,579
PAX Global Technology Ltd.	81,000	61,630
PCCW Ltd.	917,471	475,920
Perfect Medical Health Management Ltd.	80,000	39,738
Power Assets Holdings Ltd.	275,000	1,443,495
Productive Technologies Co. Ltd. (a)(b)	1,818,000	157,752
Prosperity REIT	191,000	42,977
Prudential PLC	550,907	7,788,951
Realord Group Holdings Ltd. (a)(b)	46,000	36,461
Sa Sa International Holdings Ltd. (b)	124,000	22,390
Shun Tak Holdings Ltd. (b)	122,000	19,213
Sino Biopharmaceutical Ltd.	1,946,000	850,191
Sino Land Co. Ltd.	673,974	829,671
Skyworth Group Ltd.	136,807	60,595
SmarTone Telecommunications Holdings Ltd.	38,500	23,806
SSY Group Ltd.	204,000	130,570
Stella International Holdings Ltd.	94,000	88,763
Sun Hung Kai & Co. Ltd.	57,000	22,195
Sun Hung Kai Properties Ltd.	288,500	3,644,805
SUNeVision Holdings Ltd.	101,000	51,637
Sunlight Real Estate Investment Trust	122,000	44,928
Super Hi International Holding Ltd. (b)	31,000	60,410
Swire Pacific Ltd. Class A	93,500	718,275
Swire Properties Ltd.	223,600	550,878
Techtronic Industries Co. Ltd.	284,500	3,110,941

See accompanying notes to financial statements.
112

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Texhong International Group Ltd.	30,500	$ 20,097
Truly International Holdings Ltd.	248,000	29,278
United Energy Group Ltd. (a)(b)	1,270,000	123,377
United Laboratories International Holdings Ltd.	166,000	138,738
Value Partners Group Ltd. (a)	187,000	59,120
Vinda International Holdings Ltd.	127,000	316,569
Vitasoy International Holdings Ltd.	190,000	236,633
Viva Goods Company Ltd. (b)	528,000	96,729
VTech Holdings Ltd.	59,300	389,417
WH Group Ltd. (d)	1,925,702	1,025,500
Wharf Real Estate Investment Co. Ltd.	319,000	1,600,414
Yue Yuen Industrial Holdings Ltd.	148,000	193,738
Yuexiu Real Estate Investment Trust (a)	571,646	122,035
Zhuguang Holdings Group Co. Ltd. (a)(b)	174,000	15,551
		85,402,375
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	65,543	77,546
MOL Hungarian Oil & Gas PLC	90,180	788,412
OTP Bank Nyrt	47,736	1,694,564
Richter Gedeon Nyrt	27,970	689,506
		3,250,028
INDIA — 4.2%
360 ONE WAM Ltd.	24,904	138,382
3M India Ltd.	304	100,172
Aarti Drugs Ltd.	792	4,500
Aarti Industries Ltd.	30,791	189,392
Aarti Pharmalabs Ltd. (b)	7,697	34,804
Aavas Financiers Ltd. (b)	7,143	134,059
ABB India Ltd.	9,854	532,248
ACC Ltd. (b)	14,571	322,868
Adani Enterprises Ltd.	50,947	1,488,347
Adani Green Energy Ltd. (b)	63,073	727,249
Adani Ports & Special Economic Zone Ltd.	106,873	965,534
Adani Power Ltd. (b)	138,948	424,596
Aditya Birla Capital Ltd. (b)	106,473	255,415
Aditya Birla Fashion & Retail Ltd. (b)	76,383	198,687
Aegis Logistics Ltd.	34,324	134,494
Affle India Ltd. (b)	5,330	71,434
AIA Engineering Ltd.	9,606	375,382
Ajanta Pharma Ltd.	8,506	153,367
Akzo Nobel India Ltd.	1,862	55,219
Alembic Pharmaceuticals Ltd.	7,522	58,426
Security Description	Shares	Value
Alkyl Amines Chemicals	1,560	$ 51,915
Allcargo Logistics Ltd.	10,620	36,884
Allcargo Terminals Ltd. (b)	10,620	5,545
Alok Industries Ltd. (b)	102,260	20,421
Amara Raja Batteries Ltd.	11,750	97,762
Amber Enterprises India Ltd. (b)	3,821	105,278
Ambuja Cements Ltd. (b)	108,262	563,643
Angel One Ltd.	3,338	70,100
Apar Industries Ltd.	4,746	201,331
APL Apollo Tubes Ltd.	32,613	519,781
Apollo Hospitals Enterprise Ltd.	18,526	1,153,191
Apollo Tyres Ltd. (b)	53,024	263,342
Aptus Value Housing Finance India Ltd.	27,028	81,929
Asahi India Glass Ltd.	8,757	52,145
Ashok Leyland Ltd.	236,765	484,285
Asian Paints Ltd.	77,989	3,202,528
Astral Ltd.	20,812	504,230
AstraZeneca Pharma India Ltd.	1,288	58,228
Atul Ltd.	2,574	219,781
AU Small Finance Bank Ltd. (d)	27,974	257,753
Aurobindo Pharma Ltd.	46,396	412,042
Avanti Feeds Ltd.	15,964	76,383
Avenue Supermarts Ltd. (b)(d)	35,206	1,673,048
Axis Bank Ltd.	452,112	5,455,342
Bajaj Auto Ltd.	18,125	1,038,532
Bajaj Electricals Ltd.	14,427	223,767
Bajaj Finance Ltd.	54,006	4,730,168
Bajaj Finserv Ltd.	70,429	1,315,481
Bajaj Holdings & Investment Ltd.	4,968	424,735
Balaji Amines Ltd. (b)	1,401	39,639
Balkrishna Industries Ltd.	14,618	423,117
Balrampur Chini Mills Ltd.	31,845	149,675
Bandhan Bank Ltd. (b)(d)	143,923	425,848
Bank of Baroda	273,926	637,908
BASF India Ltd.	5,048	161,607
Bata India Ltd.	10,694	218,770
Bayer CropScience Ltd.	1,511	80,767
BEML Land Assets Ltd. (b)	2,700	5,268
BEML Ltd.	2,700	53,468
Berger Paints India Ltd.	42,535	352,156
Bharat Dynamics Ltd.	11,567	158,288
Bharat Electronics Ltd.	1,245,924	1,913,410
Bharat Forge Ltd.	45,514	465,224
Bharat Heavy Electricals Ltd.	207,405	222,213
Bharat Petroleum Corp. Ltd.	178,594	794,726
Bharti Airtel Ltd.	446,116	4,785,344
Biocon Ltd.	155,067	502,507
Birla Corp. Ltd.	3,296	49,926
Birlasoft Ltd.	30,216	132,800
Blue Dart Express Ltd.	2,241	198,128

See accompanying notes to financial statements.
113

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Blue Star Ltd.	27,610	$ 258,607
Bombay Burmah Trading Co.	6,225	77,086
Borosil Renewables Ltd. (b)	17,601	108,853
Brigade Enterprises Ltd.	14,178	99,573
Brightcom Group Ltd.	189,673	72,136
Britannia Industries Ltd.	22,051	1,352,114
Brookfield India Real Estate Trust REIT (d)	15,270	49,751
BSE Ltd. (b)	9,567	71,143
Can Fin Homes Ltd.	8,634	82,014
Carborundum Universal Ltd.	16,876	246,867
Castrol India Ltd.	94,135	138,792
CCL Products India Ltd.	10,542	85,530
CE Info Systems Ltd. (b)	4,160	61,284
Ceat Ltd.	2,422	61,427
Central Depository Services India Ltd.	9,305	126,204
Century Plyboards India Ltd.	8,003	64,681
Century Textiles & Industries Ltd.	10,983	115,549
Cera Sanitaryware Ltd.	1,162	108,676
CESC Ltd.	147,320	129,448
CG Power & Industrial Solutions Ltd.	107,602	497,520
Chambal Fertilisers & Chemicals Ltd.	19,934	66,393
Chemplast Sanmar Ltd. (b)	18,532	102,831
Cholamandalam Financial Holdings Ltd.	22,915	251,383
Cholamandalam Investment & Finance Co. Ltd.	82,882	1,156,344
CIE Automotive India Ltd.	16,385	103,178
Cipla Ltd.	100,372	1,243,640
City Union Bank Ltd.	109,083	169,591
Clean Science & Technology Ltd.	2,912	49,662
Coal India Ltd.	274,784	775,187
Coforge Ltd.	7,872	453,830
Colgate-Palmolive India Ltd.	40,980	844,301
Computer Age Management Services Ltd.	6,375	171,188
Container Corp. Of India Ltd.	73,454	593,736
Coromandel International Ltd.	19,045	220,529
CreditAccess Grameen Ltd. (b)	5,585	85,104
CRISIL Ltd.	2,098	99,922
Crompton Greaves Consumer Electricals Ltd.	109,284	386,352
Cummins India Ltd.	27,519	653,210
Cyient Ltd.	29,605	542,563
Dabur India Ltd.	155,395	1,087,009
Dalmia Bharat Ltd.	13,320	352,511
Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,754	60,210
Deepak Nitrite Ltd.	11,783	312,916
Delhivery Ltd. (b)	78,105	363,335
Devyani International Ltd. (b)	34,765	80,024
Security Description	Shares	Value
Divi's Laboratories Ltd.	28,271	$ 1,237,106
Dixon Technologies India Ltd.	4,648	249,247
DLF Ltd.	113,838	682,436
Dr Lal PathLabs Ltd. (d)	7,802	215,210
Dr Reddy's Laboratories Ltd.	20,833	1,312,062
eClerx Services Ltd.	3,393	67,377
Edelweiss Financial Services Ltd.	131,214	79,888
Eicher Motors Ltd.	27,462	1,200,680
EID Parry India Ltd.	12,949	73,102
EIH Ltd. (b)	39,305	101,777
Elgi Equipments Ltd.	42,308	279,992
Emami Ltd.	51,808	268,455
Embassy Office Parks REIT	80,037	284,552
Endurance Technologies Ltd. (d)	7,581	146,126
EPL Ltd.	15,437	40,463
Equitas Small Finance Bank Ltd. (b)(d)	93,926	103,463
Escorts Kubota Ltd.	12,374	339,803
Exide Industries Ltd. (b)	109,934	318,012
FDC Ltd. (b)	14,730	55,780
Federal Bank Ltd.	246,452	380,142
Fine Organic Industries Ltd.	1,104	65,949
Finolex Cables Ltd.	8,417	88,271
Finolex Industries Ltd.	49,960	107,256
Firstsource Solutions Ltd.	34,036	52,999
Fortis Healthcare Ltd. (b)	65,478	251,890
GAIL India Ltd.	444,114	569,644
GAIL India Ltd. GDR	2,133	16,637
Galaxy Surfactants Ltd.	4,286	138,623
Garware Technical Fibres Ltd.	1,337	50,658
GHCL Ltd.	10,036	63,140
GHCL Textiles Ltd. (b)	10,036	8,955
Gland Pharma Ltd. (b)(d)	9,193	119,304
GlaxoSmithKline Pharmaceuticals Ltd.	11,400	198,179
Glenmark Pharmaceuticals Ltd.	20,328	167,740
GMM Pfaudler Ltd.	2,412	43,596
GMR Airports Infrastructure Ltd. (b)	532,807	284,452
Godrej Consumer Products Ltd. (b)	84,594	1,116,180
Godrej Industries Ltd. (b)	10,074	63,662
Godrej Properties Ltd. (b)	22,450	430,324
Granules India Ltd.	19,628	71,131
Graphite India Ltd.	7,019	34,324
Grasim Industries Ltd.	47,722	1,010,949
Great Eastern Shipping Co. Ltd.	12,319	111,758
Greenpanel Industries Ltd.	9,124	37,066
Grindwell Norton Ltd.	5,900	164,250
Gujarat Fluorochemicals Ltd.	4,276	153,128
Gujarat Gas Ltd.	56,712	321,973

See accompanying notes to financial statements.
114

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	11,197	$ 81,957
Gujarat Pipavav Port Ltd.	38,312	57,496
Gujarat State Fertilizers & Chemicals Ltd.	54,769	109,685
Gujarat State Petronet Ltd.	68,783	238,939
Happiest Minds Technologies Ltd.	7,184	85,961
Havells India Ltd.	55,782	873,960
HCL Technologies Ltd.	201,697	2,932,179
HDFC Life Insurance Co. Ltd. (d)	193,260	1,535,284
HeidelbergCement India Ltd.	37,912	79,622
Hero MotoCorp Ltd.	22,665	805,672
HFCL Ltd.	79,838	63,404
Hindalco Industries Ltd.	245,186	1,264,373
Hindustan Aeronautics Ltd.	16,571	767,486
Hindustan Petroleum Corp. Ltd.	128,053	428,092
Hindustan Unilever Ltd.	162,773	5,321,858
Hitachi Energy India Ltd.	2,802	142,210
Housing Development Finance Corp. Ltd.	350,923	12,106,935
ICICI Bank Ltd.	920,003	10,533,101
ICICI Bank Ltd. ADR	61,022	1,408,388
ICICI Lombard General Insurance Co. Ltd. (d)	42,674	700,011
ICICI Prudential Life Insurance Co. Ltd. (b)(d)	68,094	476,090
ICICI Securities Ltd. (d)	17,119	127,205
IDFC First Bank Ltd. (b)	848,930	824,835
IDFC Ltd.	302,285	379,546
IIFL Finance Ltd.	39,096	241,546
India Cements Ltd.	20,093	52,087
Indiabulls Housing Finance Ltd. (b)	83,213	125,613
Indiabulls Real Estate Ltd. (b)	79,569	58,658
IndiaMart InterMesh Ltd. (d)	6,304	216,700
Indian Bank	61,871	221,267
Indian Energy Exchange Ltd. (d)	81,444	126,486
Indian Hotels Co. Ltd.	169,209	811,314
Indian Oil Corp. Ltd.	667,401	743,813
Indian Railway Catering & Tourism Corp. Ltd.	63,341	491,582
Indigo Paints Ltd.	3,191	55,663
Indraprastha Gas Ltd.	69,621	402,290
Info Edge India Ltd.	12,451	682,775
Infosys Ltd.	599,185	9,759,457
Infosys Ltd. ADR (a)	70,069	1,126,009
Intellect Design Arena Ltd.	9,675	74,374
InterGlobe Aviation Ltd. (b)(d)	26,792	859,155
Ipca Laboratories Ltd.	22,647	205,284
IRB Infrastructure Developers Ltd.	177,240	58,185
ITC Ltd.	592,210	3,265,455
Security Description	Shares	Value
JB Chemicals & Pharmaceuticals Ltd.	4,324	$ 124,884
Jindal Stainless Ltd.	110,203	445,160
Jindal Steel & Power Ltd.	83,402	592,735
JK Cement Ltd.	6,371	263,178
JK Lakshmi Cement Ltd.	7,195	63,192
JK Paper Ltd.	11,415	44,690
JM Financial Ltd.	51,311	46,061
JSW Steel Ltd.	132,344	1,269,959
Jubilant Foodworks Ltd.	71,064	435,336
Jubilant Ingrevia Ltd.	9,180	47,820
Jubilant Pharmova Ltd.	16,358	79,594
Just Dial Ltd. (b)	11,761	106,158
Jyothy Labs Ltd.	47,330	124,636
Kajaria Ceramics Ltd.	23,178	355,919
Kalpataru Projects International Ltd.	9,301	60,902
Kansai Nerolac Paints Ltd.	27,581	151,612
Karur Vysya Bank Ltd.	105,611	161,036
Kaveri Seed Co. Ltd.	10,556	65,682
KEC International Ltd. (b)	26,603	178,971
KEI Industries Ltd.	9,323	263,863
KNR Constructions Ltd.	18,235	53,861
Kotak Mahindra Bank Ltd.	216,584	4,884,722
KPIT Technologies Ltd.	32,871	438,224
KPR Mill Ltd.	11,678	94,729
Krishna Institute of Medical Sciences Ltd. (b)(d)	4,518	98,540
L&T Finance Holdings Ltd.	129,907	202,821
Lakshmi Machine Works Ltd.	1,452	224,819
Larsen & Toubro Ltd.	132,395	4,003,293
Larsen & Toubro Ltd. GDR	4,121	124,096
Laurus Labs Ltd. (d)	56,662	253,504
Laxmi Organic Industries Ltd.	11,013	34,984
Lemon Tree Hotels Ltd. (b)(d)	48,077	55,068
LIC Housing Finance Ltd.	53,162	254,676
Linde India Ltd. (b)	2,553	134,597
LTIMindtree Ltd. (d)	25,366	1,613,538
Lupin Ltd.	36,629	403,592
LUX Industries Ltd. (b)	1,083	19,957
Mahanagar Gas Ltd.	7,097	90,840
Mahindra & Mahindra Financial Services Ltd.	73,974	304,157
Mahindra & Mahindra Ltd.	178,757	3,176,042
Mahindra & Mahindra Ltd. GDR	6,375	112,838
Mahindra Lifespace Developers Ltd.	12,533	71,288
Mahindra Logistics Ltd. (d)	8,183	38,230
Manappuram Finance Ltd.	62,089	100,436
Marico Ltd.	140,640	911,569
Maruti Suzuki India Ltd.	26,990	3,227,972
Mastek Ltd.	1,831	43,509
Max Financial Services Ltd. (b)	39,277	388,815
Max Healthcare Institute Ltd. (b)	144,286	1,055,767

See accompanying notes to financial statements.
115

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Medplus Health Services Ltd. (b)	17,531	$ 165,595
Metropolis Healthcare Ltd. (d)	2,766	50,428
Mindspace Business Parks REIT (d)	37,000	139,410
Motherson Sumi Wiring India Ltd.	307,234	216,709
Motilal Oswal Financial Services Ltd.	11,474	101,982
Mphasis Ltd.	14,477	335,767
MRF Ltd.	408	504,257
Multi Commodity Exchange of India Ltd.	5,986	109,753
Muthoot Finance Ltd.	22,318	337,828
Narayana Hrudayalaya Ltd.	8,685	105,309
Natco Pharma Ltd.	13,136	111,089
National Aluminium Co. Ltd.	208,978	209,880
Navin Fluorine International Ltd.	5,499	302,272
Nazara Technologies Ltd. (b)	7,862	69,614
NBCC India Ltd.	75,439	36,512
NCC Ltd.	48,477	72,323
Neogen Chemicals Ltd.	3,049	60,124
NESCO Ltd.	5,149	39,699
Nestle India Ltd.	7,277	2,033,655
NIIT Learning Systems Ltd. (b)	10,587	40,426
NIIT Ltd. (b)	10,587	10,962
Nippon Life India Asset Management Ltd. (d)	14,668	51,581
NTPC Ltd.	853,812	1,971,953
Nuvama Wealth Management Ltd. (b)	1,457	50,351
Nuvoco Vistas Corp. Ltd. (b)	27,030	116,018
Oberoi Realty Ltd.	22,553	271,295
Oil & Natural Gas Corp. Ltd.	623,439	1,220,302
Oil India Ltd.	33,154	99,220
Oracle Financial Services Software Ltd.	7,966	375,639
Orient Electric Ltd.	27,998	81,803
Page Industries Ltd.	1,106	508,563
PB Fintech Ltd. (b)	45,938	391,179
Persistent Systems Ltd.	8,644	530,046
Petronet LNG Ltd.	148,910	405,016
Phoenix Mills Ltd.	20,201	385,365
PI Industries Ltd.	13,454	644,148
Pidilite Industries Ltd.	32,312	1,024,866
Piramal Enterprises Ltd.	19,534	224,783
Piramal Pharma Ltd. (b)	78,136	88,055
PNB Housing Finance Ltd. (b)(d)	24,718	171,356
PNC Infratech Ltd.	33,089	132,462
Polyplex Corp. Ltd.	4,159	66,692
Poonawalla Fincorp Ltd.	34,257	142,849
Power Grid Corp. of India Ltd.	691,363	2,155,282
Praj Industries Ltd.	15,877	73,227
Security Description	Shares	Value
Prestige Estates Projects Ltd.	24,187	$ 169,890
Prince Pipes & Fittings Ltd.	6,821	55,926
Procter & Gamble Health Ltd.	760	48,681
PVR Inox Ltd. (b)	15,850	265,852
Quess Corp. Ltd. (d)	7,670	42,139
Radico Khaitan Ltd.	12,968	191,295
Rain Industries Ltd.	24,232	48,296
Rainbow Children's Medicare Ltd.	10,076	118,368
Rajesh Exports Ltd.	10,314	68,936
Rallis India Ltd.	37,687	90,701
Ramco Cements Ltd.	18,699	211,144
Ratnamani Metals & Tubes Ltd.	2,937	81,466
Raymond Ltd.	9,369	194,012
RBL Bank Ltd. (b)(d)	140,013	311,501
REC Ltd.	266,211	535,450
Redington Ltd.	90,456	205,732
Relaxo Footwears Ltd.	16,812	186,580
Reliance Industries Ltd.	587,530	18,313,945
Reliance Industries Ltd. GDR (d)(e)	10,202	635,328
Reliance Industries Ltd. GDR (d)(e)	3,000	186,900
Reliance Power Ltd. (b)	342,941	58,872
Restaurant Brands Asia Ltd. (b)	40,914	53,799
Route Mobile Ltd.	2,470	48,074
Samvardhana Motherson International Ltd.	374,994	392,996
Sanofi India Ltd.	1,905	160,598
Sansera Engineering Ltd. (d)	5,139	54,576
Sapphire Foods India Ltd. (b)	5,264	88,368
Saregama India Ltd.	9,720	48,453
SBI Cards & Payment Services Ltd.	56,261	582,204
SBI Life Insurance Co. Ltd. (d)	89,426	1,426,697
Sheela Foam Ltd. (b)	4,012	59,319
Shree Cement Ltd.	2,013	587,026
Shree Renuka Sugars Ltd. (b)	178,694	94,672
Shriram Finance Ltd.	46,213	979,620
Siemens Ltd.	17,437	801,961
SIS Ltd. (b)	23,573	121,328
SKF India Ltd.	5,041	306,146
Sobha Ltd.	12,486	81,892
Solar Industries India Ltd.	4,252	194,145
Sona Blw Precision Forgings Ltd. (d)	81,230	512,175
Sonata Software Ltd.	10,165	125,373
SRF Ltd.	30,137	843,086
State Bank of India	344,190	2,410,675
State Bank of India GDR	1,020	71,502
Sterlite Technologies Ltd.	54,517	97,444
Strides Pharma Science Ltd. (b)	26,243	137,881

See accompanying notes to financial statements.
116

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Sumitomo Chemical India Ltd.	12,208	$ 65,008
Sun Pharma Advanced Research Co. Ltd. (b)	8,505	21,675
Sun Pharmaceutical Industries Ltd.	193,528	2,482,960
Sun TV Network Ltd.	29,907	160,423
Sundram Fasteners Ltd.	23,040	342,281
Sunteck Realty Ltd. (b)	14,806	50,910
Suprajit Engineering Ltd.	9,970	49,764
Supreme Industries Ltd.	11,128	434,238
Supreme Petrochem Ltd.	18,536	100,635
Suven Pharmaceuticals Ltd.	18,967	112,424
Suzlon Energy Ltd. (b)	1,382,752	258,633
Symphony Ltd.	3,877	42,411
Syngene International Ltd. (d)	36,318	339,234
Tanla Platforms Ltd.	8,909	111,427
Tata Chemicals Ltd.	23,860	291,811
Tata Coffee Ltd.	17,606	53,278
Tata Communications Ltd.	21,223	413,388
Tata Consultancy Services Ltd.	185,633	7,500,931
Tata Consumer Products Ltd.	128,038	1,346,227
Tata Elxsi Ltd.	7,054	655,022
Tata Investment Corp. Ltd.	2,223	63,622
Tata Motors Ltd. (b)	345,233	2,516,174
Tata Power Co. Ltd.	265,960	721,124
Tata Steel Ltd.	1,384,756	1,897,280
Tata Steel Ltd. GDR	1,300	17,355
Tata Teleservices Maharashtra Ltd. (b)	66,994	58,253
TCI Express Ltd.	4,120	79,021
TeamLease Services Ltd. (b)	1,645	50,043
Tech Mahindra Ltd.	122,216	1,692,111
Tejas Networks Ltd. (b)(d)	6,983	61,836
Thermax Ltd.	9,721	270,852
Timken India Ltd.	6,375	266,362
Titan Co. Ltd.	71,610	2,666,361
Torrent Pharmaceuticals Ltd.	18,202	423,283
Torrent Power Ltd.	20,143	151,375
TransIndia Realty & Logistics Parks Ltd. (b)	10,620	5,545
Trent Ltd.	37,756	813,315
Trident Ltd.	139,708	56,701
Triveni Turbine Ltd.	28,401	141,225
TTK Prestige Ltd.	4,980	45,607
Tube Investments of India Ltd.	19,474	755,366
TV18 Broadcast Ltd. (b)	322,994	147,411
TVS Motor Co. Ltd.	47,088	763,004
UltraTech Cement Ltd.	22,890	2,317,673
United Spirits Ltd. (b)	74,892	834,639
UNO Minda Ltd.	35,498	252,129
UPL Ltd.	99,079	832,074
UTI Asset Management Co. Ltd.	5,427	52,022
Vaibhav Global Ltd.	5,835	21,946
Security Description	Shares	Value
Vardhman Textiles Ltd. (b)	15,810	$ 70,740
Varun Beverages Ltd.	84,574	829,327
Vedanta Ltd.	170,770	581,644
V-Guard Industries Ltd.	20,544	70,832
Vinati Organics Ltd.	4,690	104,362
VIP Industries Ltd.	8,149	61,067
V-Mart Retail Ltd.	2,562	69,134
Vodafone Idea Ltd. (b)	1,677,930	152,729
Voltas Ltd.	54,022	501,189
Welspun Corp. Ltd.	29,482	94,017
Welspun India Ltd.	35,592	40,159
Westlife Foodworld Ltd. (b)	16,453	171,647
Whirlpool of India Ltd. (b)	14,536	261,538
Wipro Ltd.	273,973	1,304,235
Wipro Ltd. ADR (a)	19,054	89,935
Wockhardt Ltd. (b)	21,369	61,440
Yes Bank Ltd. (b)	2,045,987	405,991
Zee Entertainment Enterprises Ltd.	173,637	376,404
Zensar Technologies Ltd.	13,013	61,615
ZF Commercial Vehicle Control Systems India Ltd.	1,191	176,574
Zomato Ltd. (b)	849,135	779,103
Zydus Wellnes Ltd.	5,126	92,810
		244,564,273
INDONESIA — 0.5%
Ace Hardware Indonesia Tbk PT (b)	1,445,300	65,071
Adaro Energy Indonesia Tbk PT	2,432,700	362,053
AKR Corporindo Tbk PT	3,026,000	287,082
Aneka Tambang Tbk	2,322,500	303,025
Astra Agro Lestari Tbk PT	154,200	76,722
Astra International Tbk PT	3,641,900	1,651,886
Bank Aladin Syariah Tbk PT (b)	1,000,000	81,708
Bank BTPN Syariah Tbk PT	170,800	23,536
Bank Central Asia Tbk PT	10,681,400	6,550,882
Bank Mandiri Persero Tbk PT	7,101,400	2,471,338
Bank Negara Indonesia Persero Tbk PT	1,257,200	771,356
Bank Neo Commerce Tbk PT (b)	638,888	20,963
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	555,000	43,682
Bank Pembangunan Daerah Jawa Timur Tbk PT	959,000	41,258
Bank Rakyat Indonesia Persero Tbk PT	12,913,017	4,714,433
Bank Tabungan Negara Persero Tbk PT	1,613,762	142,506
Barito Pacific Tbk PT	4,773,222	237,871
Berkah Beton Sadaya Tbk PT (b)	3,287,000	10,962
BFI Finance Indonesia Tbk PT	2,268,000	216,572

See accompanying notes to financial statements.
117

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Bukit Asam Tbk PT	469,600	$ 83,816
Bumi Resources Minerals Tbk PT (b)	2,386,000	21,644
Bumi Serpong Damai Tbk PT (b)	1,332,000	97,285
Bumitama Agri Ltd.	133,900	54,524
Charoen Pokphand Indonesia Tbk PT (b)	1,602,300	563,215
Ciputra Development Tbk PT	929,100	65,689
Digital Mediatama Maxima Tbk PT (b)	388,500	12,697
Erajaya Swasembada Tbk PT	1,523,700	48,466
First Pacific Co. Ltd.	386,000	133,814
First Resources Ltd.	108,800	112,169
Golden Agri-Resources Ltd.	1,396,500	253,203
GoTo Gojek Tokopedia Tbk PT (b)	127,488,900	940,835
Indah Kiat Pulp & Paper Tbk PT	403,700	229,472
Indo Tambangraya Megah Tbk PT	115,300	185,534
Indocement Tunggal Prakarsa Tbk PT	240,300	159,501
Indofood CBP Sukses Makmur Tbk PT	604,300	456,475
Indofood Sukses Makmur Tbk PT	1,089,000	533,990
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,079,505	101,253
Japfa Comfeed Indonesia Tbk PT	2,105,200	188,075
Jasa Marga Persero Tbk PT	371,675	94,525
Kalbe Farma Tbk PT	3,975,800	544,095
Lippo Karawaci Tbk PT (b)	12,717,700	78,889
Medco Energi Internasional Tbk PT	3,023,500	181,368
Media Nusantara Citra Tbk PT (b)	1,186,900	51,676
Medikaloka Hermina Tbk PT	1,020,600	91,900
Merdeka Copper Gold Tbk PT (b)	1,980,252	405,379
Metro Healthcare Indonesia TBK PT (b)	5,468,200	170,721
Mitra Adiperkasa Tbk PT (b)	2,793,900	315,321
Nickel Industries Ltd.	357,995	212,899
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	55,020
Pacific Strategic Financial Tbk PT (b)	2,687,400	196,278
Pakuwon Jati Tbk PT	1,357,000	44,142
Perusahaan Gas Negara Tbk PT	2,224,000	194,696
Sarana Menara Nusantara Tbk PT	5,005,800	354,775
Semen Indonesia Persero Tbk PT	625,265	254,637
Smartfren Telecom Tbk PT (b)	6,214,000	25,008
Security Description	Shares	Value
Sumber Alfaria Trijaya Tbk PT	2,799,400	$ 482,370
Summarecon Agung Tbk PT	988,789	43,581
Surya Citra Media Tbk PT	2,556,000	27,619
Surya Esa Perkasa Tbk PT	487,400	18,842
Telkom Indonesia Persero Tbk PT	9,417,100	2,519,287
Timah Tbk PT	378,800	22,416
Transcoal Pacific Tbk PT	285,500	133,300
Unilever Indonesia Tbk PT	2,067,100	588,504
United Tractors Tbk PT	282,900	438,749
Vale Indonesia Tbk PT	424,800	179,278
Waskita Karya Persero Tbk PT (b)	3,149,800	42,439
Wijaya Karya Persero Tbk PT (b)	1,310,600	44,366
XL Axiata Tbk PT	464,200	60,741
		30,187,384
IRAQ — 0.0% (f)
Genel Energy PLC	56,734	74,581
Gulf Keystone Petroleum Ltd.	34,974	53,402
		127,983
IRELAND — 0.4%
AerCap Holdings NV (b)	32,723	2,078,565
AIB Group PLC	199,204	838,216
Bank of Ireland Group PLC	203,884	1,946,213
C&C Group PLC	56,746	90,468
Cairn Homes PLC	98,009	124,036
COSMO Pharmaceuticals NV	2,102	106,316
CRH PLC	145,805	8,042,199
Dalata Hotel Group PLC (b)	26,175	132,696
Glanbia PLC	39,712	593,564
Glenveagh Properties PLC (b)(d)	87,042	106,358
Greencore Group PLC (b)	60,591	56,311
Irish Residential Properties REIT PLC (a)	89,200	93,137
Kerry Group PLC Class A	31,506	3,074,519
Keywords Studios PLC	14,867	342,111
Kingspan Group PLC	29,446	1,959,679
Origin Enterprises PLC	14,761	53,708
Smurfit Kappa Group PLC	49,628	1,656,035
Uniphar PLC (a)	37,380	121,529
		21,415,660
ISRAEL — 0.5%
AFI Properties Ltd. (b)	2,219	82,497
Africa Israel Residences Ltd.	2,183	104,828
Airport City Ltd. (b)	13,375	176,282
Alony Hetz Properties & Investments Ltd.	26,501	207,738
Altshuler Shaham Penn Ltd.	6,613	11,804
Amot Investments Ltd.	39,500	207,333
Arad Investment & Industrial Development Ltd.	1,074	116,721
Ashtrom Group Ltd.	6,844	94,859

See accompanying notes to financial statements.
118

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Azorim-Investment Development & Construction Co. Ltd. (b)	27,782	$ 84,606
Azrieli Group Ltd.	7,785	439,292
Bank Hapoalim BM	252,157	2,076,942
Bank Leumi Le-Israel BM	293,637	2,197,759
Bezeq The Israeli Telecommunication Corp. Ltd.	370,790	452,463
Big Shopping Centers Ltd. (b)	2,046	184,642
Blue Square Real Estate Ltd.	992	57,570
Camtek Ltd. (b)	5,820	202,721
Cellcom Israel Ltd. (b)	30,780	106,687
Check Point Software Technologies Ltd. (b)	19,410	2,438,284
Clal Insurance Enterprises Holdings Ltd. (b)	14,033	218,572
Danel Adir Yeoshua Ltd.	1,347	95,469
Danya Cebus Ltd.	1,393	33,736
Delek Automotive Systems Ltd.	9,266	71,023
Delek Group Ltd.	1,635	187,382
Delta Galil Ltd.	2,065	80,980
Doral Group Renewable Energy Resources Ltd. (b)	29,857	60,118
Elbit Systems Ltd.	5,087	1,063,497
Elco Ltd.	2,531	86,916
Electra Consumer Products 1970 Ltd.	2,139	53,226
Electra Ltd.	418	172,642
Electra Real Estate Ltd.	7,672	87,623
Energix-Renewable Energies Ltd.	41,880	135,976
Enlight Renewable Energy Ltd. (b)	22,949	404,264
Equital Ltd. (b)	3,782	106,310
Fattal Holdings 1998 Ltd. (b)	970	94,316
FIBI Holdings Ltd.	4,162	168,062
First International Bank Of Israel Ltd.	9,865	385,286
Formula Systems 1985 Ltd.	1,777	130,703
Fox Wizel Ltd.	1,835	150,754
G City Ltd.	12,106	40,034
Harel Insurance Investments & Financial Services Ltd.	26,038	203,368
Hilan Ltd.	2,662	131,910
ICL Group Ltd.	153,586	841,990
IDI Insurance Co. Ltd.	1,267	28,662
Innoviz Technologies Ltd. (a)(b)	19,130	54,329
Isracard Ltd.	49,413	206,323
Israel Canada T.R Ltd.	17,962	41,578
Israel Corp. Ltd.	754	199,108
Israel Discount Bank Ltd. Class A	234,191	1,168,575
Isras Investment Co. Ltd.	573	105,502
Ituran Location & Control Ltd.	6,200	144,708
Security Description	Shares	Value
Kornit Digital Ltd. (b)	10,500	$ 308,385
M Yochananof & Sons Ltd.	756	33,573
Magic Software Enterprises Ltd.	4,827	63,109
Matrix IT Ltd.	6,184	126,104
Maytronics Ltd.	9,751	133,465
Mega Or Holdings Ltd. REIT	5,861	122,006
Melisron Ltd.	4,921	319,700
Menora Mivtachim Holdings Ltd.	4,497	95,379
Migdal Insurance & Financial Holdings Ltd.	75,361	91,515
Mivne Real Estate KD Ltd.	107,699	262,893
Mizrahi Tefahot Bank Ltd.	29,335	979,778
Nano Dimension Ltd. ADR (a)(b)	63,800	184,382
Nano-X Imaging Ltd. (a)(b)	11,300	175,037
Naphtha Israel Petroleum Corp. Ltd.	12,597	52,310
Nayax Ltd. (b)	1,321	25,071
NEOGAMES SA (b)	2,800	73,136
Neto Malinda Trading Ltd. (b)	1,889	34,492
Nice Ltd. (b)	12,614	2,593,065
Nova Ltd. (b)	5,132	586,061
Oil Refineries Ltd.	372,498	106,654
One Software Technologies Ltd.	7,032	94,691
OPC Energy Ltd. (b)	20,175	133,204
OY Nofar Energy Ltd. (b)	2,491	55,438
Partner Communications Co. Ltd. (b)	24,825	97,678
Paz Oil Co. Ltd. (b)	1,806	194,064
Perion Network Ltd. (b)	7,513	235,865
Phoenix Holdings Ltd.	35,227	354,316
Plus500 Ltd.	17,814	331,791
Prashkovsky Investments & Construction Ltd.	1,044	25,387
Property & Building Corp. Ltd. (b)	682	29,681
Radware Ltd. (b)	9,900	191,961
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,480	87,681
Reit 1 Ltd.	33,086	145,256
Retailors Ltd.	1,806	34,943
Sapiens International Corp. NV	5,908	156,761
Sella Capital Real Estate Ltd. REIT	33,394	66,651
Shapir Engineering & Industry Ltd.	29,728	205,004
Shikun & Binui Ltd. (b)	47,570	101,821
Shufersal Ltd. (b)	47,479	248,662
Sisram Medical Ltd. (a)(d)	17,200	20,601
Strauss Group Ltd. (b)	10,127	228,235
Summit Real Estate Holdings Ltd. REIT	5,965	76,927

See accompanying notes to financial statements.
119

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Taboola.com Ltd. (b)	31,186	$ 96,988
Tadiran Group Ltd.	1,085	82,678
Tel Aviv Stock Exchange Ltd. (b)	19,698	101,676
Teva Pharmaceutical Industries Ltd. (b)	25,290	191,287
Teva Pharmaceutical Industries Ltd. ADR (b)	195,253	1,470,255
Tower Semiconductor Ltd. (b)	21,831	805,451
Tremor International Ltd. (a)(b)	12,248	44,055
WalkMe Ltd. (a)(b)	4,400	42,240
Wix.com Ltd. (b)	11,000	860,640
YH Dimri Construction & Development Ltd.	2,050	127,373
ZIM Integrated Shipping Services Ltd. (a)	17,500	216,825
		29,718,171
ITALY — 1.5%
A2A SpA	329,629	602,942
ACEA SpA	6,680	87,356
AMCO - Asset Management Co. SpA Class B (a)(b)(c)	403	—
Amplifon SpA (a)	23,358	856,610
Anima Holding SpA (d)	38,797	144,408
Antares Vision SpA (b)	8,788	66,059
Ariston Holding NV	18,227	192,493
Arnoldo Mondadori Editore SpA	41,346	90,434
Ascopiave SpA	16,517	42,532
Assicurazioni Generali SpA	217,761	4,427,569
Autogrill SpA (a)(b)	35,578	256,493
Azimut Holding SpA	21,251	458,463
Banca Generali SpA	10,823	372,284
Banca IFIS SpA	5,425	86,899
Banca Mediolanum SpA	47,836	432,624
Banca Monte dei Paschi di Siena SpA (b)	82,130	206,590
Banca Popolare di Sondrio SPA	95,663	398,618
Banco BPM SpA	293,314	1,362,144
BFF Bank SpA (d)	36,539	400,390
Biesse SpA	4,132	54,449
BPER Banca (a)	219,007	665,744
Brembo SpA	31,950	474,078
Brunello Cucinelli SpA	7,165	630,728
Buzzi SpA	18,911	473,728
Carel Industries SpA (d)	7,919	238,566
CIR SpA-Compagnie Industriali (b)	81,273	33,558
Coca-Cola HBC AG (b)	44,294	1,322,689
Credito Emiliano SpA	12,829	99,893
Cromwell European Real Estate Investment Trust	89,560	152,428
Danieli & C Officine Meccaniche SpA	5,774	106,042
Security Description	Shares	Value
Danieli & C Officine Meccaniche SpA	1,537	$ 36,827
Davide Campari-Milano NV	101,491	1,406,328
De' Longhi SpA	14,428	315,358
DiaSorin SpA (a)	4,645	483,776
Digital Value SpA	503	32,711
doValue SpA (d)	6,479	29,970
El.En. SpA	10,888	130,674
Enav SpA (d)	44,871	191,159
Enel SpA	1,663,382	11,213,170
Eni SpA	487,825	7,021,630
ERG SpA	9,874	291,157
Esprinet SpA	3,797	23,059
Eurogroup Laminations SpA (b)	14,805	106,120
Ferrari NV	25,919	8,472,608
Fila SpA	4,681	40,167
Fincantieri SpA (a)(b)	59,925	33,311
FinecoBank Banca Fineco SpA	120,894	1,627,009
Gruppo MutuiOnline SpA (b)	3,985	134,125
GVS SpA (a)(b)(d)	12,903	77,990
Hera SpA	169,891	505,509
Industrie De Nora SpA (a)	9,354	196,585
Infrastrutture Wireless Italiane SpA (d)	80,532	1,062,848
Interpump Group SpA	13,724	763,147
Intesa Sanpaolo SpA	3,316,371	8,693,104
Iren SpA	115,861	215,638
Italgas SpA (a)	98,515	583,955
Iveco Group NV (b)	54,778	493,900
Juventus Football Club SpA (a)(b)	93,321	34,938
Leonardo SpA	90,324	1,025,430
Maire Tecnimont SpA	17,380	67,196
MARR SpA	3,554	54,550
Mediobanca Banca di Credito Finanziario SpA	109,164	1,306,726
MFE-MediaForEurope NV Class A	251,572	140,283
MFE-MediaForEurope NV Class B (a)	40,137	30,780
Moncler SpA	43,942	3,039,691
Nexi SpA (b)(d)	140,573	1,102,701
OVS SpA (d)	29,909	83,002
Pharmanutra SpA	582	38,565
Piaggio & C SpA	24,484	101,574
Pirelli & C SpA (b)(d)	95,706	473,051
Poste Italiane SpA (a)(d)	103,435	1,120,298
Prysmian SpA (a)	50,433	2,108,908
RAI Way SpA (d)	11,872	71,367
Recordati Industria Chimica e Farmaceutica SpA	24,629	1,176,380
Reply SpA	4,814	547,216
Safilo Group SpA (b)	36,831	49,962
Saipem SpA (b)	229,319	319,246
Salcef Group SpA	3,946	99,093

See accompanying notes to financial statements.
120

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Salvatore Ferragamo SpA (a)	11,696	$ 192,559
Sanlorenzo SpA	2,587	111,248
Saras SpA (a)	89,482	110,965
Seco SpA (a)(b)	5,196	29,061
Sesa SpA	1,926	240,536
Snam SpA	399,234	2,086,154
SOL SpA	7,183	207,280
Spaxs SpA (a)(b)	8,543	59,216
Tamburi Investment Partners SpA	17,060	171,953
Technogym SpA (d)	25,909	239,822
Technoprobe SpA (b)	20,000	158,072
Telecom Italia SpA (a)(b)	1,863,882	525,388
Terna - Rete Elettrica Nazionale	278,560	2,375,448
Tinexta Spa	5,449	100,166
Tod's SpA (b)	3,016	126,567
UniCredit SpA	374,660	8,710,585
Unipol Gruppo SpA (a)	82,833	442,579
Webuild SpA	51,213	96,606
Wiit SpA	1,415	31,305
Zignago Vetro SpA	3,618	61,718
		87,986,831
JAPAN — 14.8%
77 Bank Ltd.	8,100	144,012
Abalance Corp. (a)	2,100	156,121
ABC-Mart, Inc.	6,900	374,346
Activia Properties, Inc. REIT	135	376,891
Adastria Co. Ltd.	7,500	159,743
ADEKA Corp.	13,800	263,180
Advance Logistics Investment Corp. REIT	82	76,243
Advance Residence Investment Corp. REIT	253	603,180
Advantest Corp.	39,900	5,364,967
Aeon Co. Ltd.	129,700	2,651,392
Aeon Delight Co. Ltd.	3,300	70,342
AEON Financial Service Co. Ltd.	15,600	139,122
Aeon Hokkaido Corp.	3,200	19,341
Aeon Mall Co. Ltd.	21,600	279,079
AEON REIT Investment Corp.	303	326,334
AGC, Inc. (a)	40,600	1,458,196
Ai Holdings Corp. (a)	4,100	65,956
Aica Kogyo Co. Ltd.	11,900	261,293
Aichi Corp.	11,000	66,677
Aichi Financial Group, Inc.	6,400	103,250
Aida Engineering Ltd.	8,700	56,888
Aiful Corp.	60,800	141,417
Ain Holdings, Inc.	3,800	133,991
Air Water, Inc.	33,100	458,753
Airtrip Corp.	3,000	58,290
Aisin Corp.	27,500	847,816
Ajinomoto Co., Inc.	89,900	3,575,386
Alfresa Holdings Corp.	33,800	504,775
Security Description	Shares	Value
Alpen Co. Ltd. (a)	6,500	$ 89,203
Alpha Systems, Inc. (a)	1,000	24,405
Alps Alpine Co. Ltd.	43,200	378,662
Amada Co. Ltd.	61,600	606,728
Amano Corp.	9,900	208,612
Amvis Holdings, Inc.	6,600	149,992
ANA Holdings, Inc. (b)	32,000	760,983
Anicom Holdings, Inc.	7,200	31,421
Anritsu Corp.	27,500	234,488
Anycolor, Inc. (b)	1,800	97,293
AOKI Holdings, Inc.	8,500	51,879
Aozora Bank Ltd. (a)	21,300	395,393
Appier Group, Inc. (b)	11,600	142,073
Arata Corp.	1,900	62,009
Arcland Service Holdings Co. Ltd. (a)	4,100	83,023
ARCLANDS Corp.	9,000	98,352
Arcs Co. Ltd.	8,800	150,210
Argo Graphics, Inc.	2,900	78,715
Ariake Japan Co. Ltd. (a)	2,700	99,376
ARTERIA Networks Corp.	5,200	71,111
As One Corp. (a)	6,000	237,699
Asahi Group Holdings Ltd.	95,600	3,703,104
Asahi Holdings, Inc.	11,500	155,126
Asahi Intecc Co. Ltd.	41,200	809,797
Asahi Kasei Corp.	246,900	1,669,002
Asics Corp.	34,600	1,068,954
ASKUL Corp.	4,800	66,691
Astellas Pharma, Inc.	361,300	5,371,717
Atom Corp. (a)(b)	21,200	125,276
Autobacs Seven Co. Ltd.	12,200	129,445
Avex, Inc.	6,600	69,161
Awa Bank Ltd.	4,900	67,632
Axial Retailing, Inc.	2,100	52,749
Azbil Corp.	21,900	691,983
AZ-COM MARUWA Holdings, Inc.	5,400	72,596
Bandai Namco Holdings, Inc.	118,000	2,728,025
Bank of Kyoto Ltd.	10,200	509,514
BayCurrent Consulting, Inc.	25,000	938,487
Belc Co. Ltd.	1,500	66,783
Bell System24 Holdings, Inc. (b)	3,500	33,069
Belluna Co. Ltd.	8,800	43,441
Benefit One, Inc.	17,200	176,363
Benesse Holdings, Inc.	11,900	151,949
Bengo4.com, Inc. (a)(b)	2,500	66,662
Bic Camera, Inc. (a)	14,200	105,194
BIPROGY, Inc.	14,800	363,516
BML, Inc.	3,000	60,414
Bridgestone Corp.	113,700	4,663,232
Brother Industries Ltd.	44,400	648,785
Bunka Shutter Co. Ltd.	10,500	80,765
Bushiroad, Inc.	6,600	35,388
C Uyemura & Co. Ltd.	2,600	148,297
Calbee, Inc.	14,300	270,113

See accompanying notes to financial statements.
121

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Canon Electronics, Inc.	2,900	$ 40,664
Canon Marketing Japan, Inc.	6,900	171,538
Canon, Inc. (a)	207,800	5,453,290
Capcom Co. Ltd.	35,200	1,393,026
Casio Computer Co. Ltd.	35,400	291,271
Cawachi Ltd.	5,300	80,840
Cellebrite DI Ltd. (a)(b)	9,577	68,954
CellSource Co. Ltd. (a)(b)	1,400	27,167
Central Glass Co. Ltd.	4,900	104,886
Central Japan Railway Co.	30,500	3,815,039
Change Holdings, Inc. (a)	6,500	103,177
Chiba Bank Ltd.	97,800	592,088
Chiyoda Corp. (a)(b)	30,000	73,957
Chofu Seisakusho Co. Ltd.	3,100	53,714
Chubu Electric Power Co., Inc.	126,800	1,544,327
Chudenko Corp.	3,000	47,872
Chugai Pharmaceutical Co. Ltd.	141,100	4,011,717
Chugin Financial Group, Inc.	22,200	133,381
Chugoku Electric Power Co., Inc. (a)(b)	53,500	361,634
Chugoku Marine Paints Ltd.	8,400	70,747
CI Takiron Corp.	12,200	48,688
Citizen Watch Co. Ltd.	36,600	220,278
CKD Corp.	7,700	126,090
Coca-Cola Bottlers Japan Holdings, Inc. (a)	22,100	234,043
COLOPL, Inc. (a)	4,900	22,145
Colowide Co. Ltd.	11,900	168,282
Comforia Residential REIT, Inc.	118	282,083
COMSYS Holdings Corp.	22,700	448,871
Comture Corp.	6,200	89,371
Concordia Financial Group Ltd.	197,100	769,354
Cosmo Energy Holdings Co. Ltd.	15,400	420,191
Cosmos Pharmaceutical Corp.	4,100	415,034
CRE Logistics REIT, Inc. (a)	137	169,248
Create Restaurants Holdings, Inc. (a)	31,600	213,813
Create SD Holdings Co. Ltd.	4,000	98,617
Credit Saison Co. Ltd.	26,700	409,927
Curves Holdings Co. Ltd.	4,300	22,447
CyberAgent, Inc. (a)	80,200	585,307
CYBERDYNE, Inc. (b)	11,000	24,504
Cybozu, Inc.	7,400	120,704
Dai Nippon Printing Co. Ltd.	44,800	1,270,459
Daicel Corp.	53,800	480,680
Daido Steel Co. Ltd.	4,200	174,862
Daiei Kankyo Co. Ltd.	8,000	141,032
Daifuku Co. Ltd.	61,200	1,258,369
Daihen Corp.	3,000	115,886
Daiho Corp. (a)	2,700	72,522
Dai-ichi Life Holdings, Inc.	192,700	3,659,047
Security Description	Shares	Value
Daiichi Sankyo Co. Ltd.	377,800	$ 11,984,382
Daiichikosho Co. Ltd.	17,800	313,526
Daiken Corp.	4,000	63,588
Daiki Aluminium Industry Co. Ltd.	6,500	63,288
Daikin Industries Ltd.	52,800	10,801,035
Daikokutenbussan Co. Ltd. (a)	2,200	81,322
Daio Paper Corp. (a)	35,500	279,124
Daiseki Co. Ltd.	10,660	300,875
Daishi Hokuetsu Financial Group, Inc.	5,500	118,584
Daito Trust Construction Co. Ltd.	12,900	1,304,672
Daiwa House Industry Co. Ltd.	123,300	3,252,418
Daiwa House REIT Investment Corp.	425	813,519
Daiwa Industries Ltd. (a)	6,600	63,382
Daiwa Office Investment Corp. REIT	53	230,078
Daiwa Securities Group, Inc.	267,200	1,374,597
Daiwa Securities Living Investments Corp. REIT	428	339,080
Daiwabo Holdings Co. Ltd.	15,300	295,786
DCM Holdings Co. Ltd.	20,900	176,817
Demae-Can Co. Ltd. (b)	9,700	27,326
DeNA Co. Ltd.	12,800	166,400
Denka Co. Ltd.	13,800	260,322
Denso Corp.	86,700	5,838,386
Dentsu Group, Inc. (a)	39,900	1,310,018
Descente Ltd.	5,100	145,571
Dexerials Corp. (a)	9,400	206,154
DIC Corp. (a)	13,700	248,853
Digital Arts, Inc.	1,700	69,260
Digital Garage, Inc.	9,600	256,914
dip Corp.	5,500	137,155
Direct Marketing MiX, Inc. (a)	6,600	39,406
Disco Corp.	18,300	2,896,573
DMG Mori Co. Ltd. (a)	20,500	355,798
Doshisha Co. Ltd.	4,900	78,750
Doutor Nichires Holdings Co. Ltd.	3,100	45,336
Dowa Holdings Co. Ltd.	9,500	301,160
DTS Corp.	5,600	131,988
Duskin Co. Ltd.	11,700	261,147
DyDo Group Holdings, Inc. (a)	1,000	34,977
Earth Corp.	6,200	217,868
East Japan Railway Co.	63,900	3,537,592
Ebara Corp. (a)	18,000	862,182
EDION Corp.	11,900	120,019
eGuarantee, Inc.	9,200	122,539
Eiken Chemical Co. Ltd.	8,200	87,685
Eisai Co. Ltd.	51,800	3,504,866
Eizo Corp.	1,600	52,645
Elan Corp.	4,000	24,291

See accompanying notes to financial statements.
122

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STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Elecom Co. Ltd.	10,000	$ 101,229
Electric Power Development Co. Ltd. Class C	26,300	386,486
EM Systems Co. Ltd.	15,200	83,935
en Japan, Inc.	9,200	158,857
ENEOS Holdings, Inc.	604,000	2,072,634
eRex Co. Ltd. (a)	3,000	23,603
ES-Con Japan Ltd.	18,200	104,104
euglena Co. Ltd. (a)(b)	22,900	141,731
Exedy Corp.	3,100	52,131
EXEO Group, Inc.	16,800	336,887
Ezaki Glico Co. Ltd. (a)	9,400	245,546
Fancl Corp.	13,900	231,713
FANUC Corp.	191,900	6,725,586
Fast Retailing Co. Ltd.	35,900	9,192,156
FCC Co. Ltd.	3,600	46,804
Ferrotec Holdings Corp. (a)	7,100	180,459
Financial Partners Group Co. Ltd.	14,500	127,887
Food & Life Cos. Ltd.	30,900	603,099
FP Corp.	7,000	142,497
Freee KK (a)(b)	7,800	177,438
Frontier Real Estate Investment Corp. REIT (a)	103	334,103
Fuji Co. Ltd.	12,300	155,357
Fuji Corp.	19,800	350,589
Fuji Electric Co. Ltd.	25,700	1,129,565
Fuji Kyuko Co. Ltd.	4,100	157,299
Fuji Media Holdings, Inc.	5,100	53,402
Fuji Oil Holdings, Inc.	9,500	131,221
Fuji Seal International, Inc.	6,200	65,541
Fuji Soft, Inc.	9,000	289,636
Fujicco Co. Ltd.	4,500	58,721
FUJIFILM Holdings Corp.	74,100	4,407,780
Fujikura Ltd.	39,500	331,100
Fujimi, Inc.	8,700	214,654
Fujimori Kogyo Co. Ltd.	2,700	67,194
Fujio Food Group, Inc. (b)	4,800	48,844
Fujitec Co. Ltd. (a)	16,100	411,506
Fujitsu General Ltd.	11,300	246,409
Fujitsu Ltd.	38,700	5,002,663
Fujiya Co. Ltd.	3,600	61,587
Fukui Computer Holdings, Inc.	3,000	58,237
Fukuoka Financial Group, Inc.	32,300	666,482
Fukuoka REIT Corp. (a)	190	218,471
Fukushima Galilei Co. Ltd. (a)	2,400	89,353
Fukuyama Transporting Co. Ltd.	4,200	116,997
FULLCAST Holdings Co. Ltd. (a)	7,200	109,631
Funai Soken Holdings, Inc.	9,400	166,386
Furukawa Co. Ltd.	5,200	56,656
Furukawa Electric Co. Ltd.	16,900	298,393
Fuso Chemical Co. Ltd.	3,100	97,345
Security Description	Shares	Value
Future Corp.	8,700	$ 103,573
Fuyo General Lease Co. Ltd.	2,900	222,517
G-7 Holdings, Inc.	8,400	76,597
Genky DrugStores Co. Ltd.	3,300	101,023
Geo Holdings Corp.	5,700	72,377
Giken Ltd.	2,200	31,129
Global One Real Estate Investment Corp. REIT	139	109,812
GLOBERIDE, Inc.	4,700	74,032
Glory Ltd.	9,800	196,294
GLP J-Reit	881	867,528
GMO Financial Gate, Inc.	800	64,844
GMO Financial Holdings, Inc.	5,300	25,786
GMO GlobalSign Holdings KK (a)	1,000	21,909
GMO internet group, Inc. (a)	11,300	216,680
GMO Payment Gateway, Inc.	7,900	618,643
GNI Group Ltd. (a)(b)	6,700	65,349
Goldcrest Co. Ltd.	3,600	44,899
Goldwin, Inc.	4,400	374,004
Gree, Inc. (a)	15,200	67,512
GS Yuasa Corp.	11,800	231,112
G-Tekt Corp.	3,300	39,510
GungHo Online Entertainment, Inc.	7,200	141,544
Gunma Bank Ltd.	63,000	230,728
Gunze Ltd.	1,500	46,202
H.U. Group Holdings, Inc.	13,300	253,908
H2O Retailing Corp.	13,300	135,724
Hachijuni Bank Ltd.	91,100	395,061
Hakuhodo DY Holdings, Inc.	49,800	524,810
Hakuto Co. Ltd.	1,900	73,437
Halows Co. Ltd.	1,500	40,503
Hamakyorex Co. Ltd.	2,200	58,566
Hamamatsu Photonics KK	27,900	1,367,431
Hankyu Hanshin Holdings, Inc.	45,800	1,511,822
Hankyu Hanshin REIT, Inc.	94	94,268
Hanwa Co. Ltd.	6,000	189,186
Harmonic Drive Systems, Inc. (a)	8,900	286,360
Haseko Corp.	43,300	532,678
Hazama Ando Corp.	38,400	286,740
Heiwa Corp.	10,800	187,522
Heiwa Real Estate Co. Ltd.	5,200	137,192
Heiwa Real Estate REIT, Inc.	143	144,846
Heiwado Co. Ltd.	3,000	44,773
Hiday Hidaka Corp.	3,500	57,025
Hikari Tsushin, Inc.	3,800	544,515
Hino Motors Ltd. (b)	48,400	205,368
Hioki EE Corp. (a)	2,100	136,715
Hirata Corp.	2,600	154,689
Hirogin Holdings, Inc.	54,100	306,377
Hirose Electric Co. Ltd.	5,500	731,023
HIS Co. Ltd. (b)	9,300	131,538
Hisamitsu Pharmaceutical Co., Inc.	8,800	230,537

See accompanying notes to financial statements.
123

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Hitachi Construction Machinery Co. Ltd.	20,000	$ 561,416
Hitachi Ltd.	191,100	11,862,200
Hitachi Zosen Corp.	36,800	243,104
Hogy Medical Co. Ltd.	6,600	145,588
Hokkaido Electric Power Co., Inc. (b)	31,100	127,926
Hokkoku Financial Holdings, Inc. (a)	3,200	92,267
Hokuetsu Corp. (a)	18,500	111,357
Hokuhoku Financial Group, Inc.	54,100	432,373
Hokuriku Electric Power Co. (a)(b)	25,500	137,132
Hokuto Corp.	6,300	80,027
Honda Motor Co. Ltd.	323,100	9,771,693
Horiba Ltd. (a)	6,500	373,222
Hoshino Resorts REIT, Inc.	39	167,067
Hoshizaki Corp.	20,300	727,614
Hosiden Corp.	7,100	88,860
House Foods Group, Inc.	13,400	298,014
Hoya Corp.	73,300	8,756,965
Hulic Co. Ltd. (a)	73,000	624,456
Hulic Reit, Inc.	309	344,763
Hyakugo Bank Ltd.	22,900	66,428
Ibiden Co. Ltd.	22,500	1,278,066
Ichibanya Co. Ltd.	4,100	154,980
Ichigo Office REIT Investment Corp.	183	113,362
Ichigo, Inc.	57,100	109,255
Idec Corp.	3,800	87,347
Idemitsu Kosan Co. Ltd.	45,577	912,986
IDOM, Inc.	21,200	129,229
IHI Corp.	26,200	709,426
Iida Group Holdings Co. Ltd.	31,600	533,116
Iino Kaiun Kaisha Ltd.	10,500	61,928
Inaba Denki Sangyo Co. Ltd.	7,300	166,275
Inabata & Co. Ltd.	5,700	127,883
Inageya Co. Ltd. (a)	2,600	26,973
Industrial & Infrastructure Fund Investment Corp. REIT	370	388,862
Infocom Corp.	2,800	44,193
Infomart Corp. (a)	36,200	83,124
Information Services International-Dentsu Ltd. (a)	6,300	220,827
INFRONEER Holdings, Inc.	48,680	458,315
Inpex Corp.	204,700	2,245,194
Insource Co. Ltd.	6,400	52,755
Internet Initiative Japan, Inc.	18,500	348,150
Invincible Investment Corp. REIT	1,131	448,849
Iriso Electronics Co. Ltd.	4,100	119,156
Isetan Mitsukoshi Holdings Ltd. (a)	63,400	643,463
Isuzu Motors Ltd.	116,700	1,413,364
Security Description	Shares	Value
Ito En Ltd.	9,200	$ 254,003
ITOCHU Corp. (a)	243,700	9,664,066
Itochu Enex Co. Ltd.	5,600	49,266
Itochu Techno-Solutions Corp.	26,100	660,273
Itochu-Shokuhin Co. Ltd.	800	28,753
Itoham Yonekyu Holdings, Inc.	22,500	113,035
Iwatani Corp.	8,200	433,641
Iyogin Holdings, Inc. (a)	53,100	298,018
Izumi Co. Ltd.	4,800	114,282
J Front Retailing Co. Ltd.	45,600	436,638
JAC Recruitment Co. Ltd.	8,300	149,964
Jaccs Co. Ltd.	3,300	115,247
JAFCO Group Co. Ltd.	10,800	138,402
Japan Airlines Co. Ltd.	30,300	655,918
Japan Airport Terminal Co. Ltd.	11,500	519,296
Japan Aviation Electronics Industry Ltd. (a)	11,800	246,571
Japan Display, Inc. (b)	167,900	45,549
Japan Elevator Service Holdings Co. Ltd.	9,800	128,720
Japan Excellent, Inc. REIT (a)	180	156,376
Japan Exchange Group, Inc.	100,700	1,759,172
Japan Hotel REIT Investment Corp.	801	407,941
Japan Lifeline Co. Ltd.	15,700	112,501
Japan Logistics Fund, Inc. REIT	175	379,192
Japan Material Co. Ltd.	14,200	236,951
Japan Metropolitan Fund Invest REIT	1,325	885,064
Japan Petroleum Exploration Co. Ltd.	4,700	140,477
Japan Post Bank Co. Ltd.	288,900	2,249,170
Japan Post Holdings Co. Ltd.	467,200	3,352,305
Japan Post Insurance Co. Ltd.	39,100	586,655
Japan Prime Realty Investment Corp. REIT (a)	158	381,731
Japan Pulp & Paper Co. Ltd.	2,000	67,498
Japan Real Estate Investment Corp. REIT	255	968,810
Japan Securities Finance Co. Ltd. (a)	22,000	170,638
Japan Steel Works Ltd.	11,200	239,993
Japan Tobacco, Inc. (a)	240,100	5,250,892
Japan Wool Textile Co. Ltd.	5,100	36,861
JCR Pharmaceuticals Co. Ltd. (a)	9,800	86,720
JCU Corp.	3,500	83,091
Jeol Ltd.	8,000	285,119
JFE Holdings, Inc.	99,600	1,421,572
JGC Holdings Corp.	46,600	604,907
JINS Holdings, Inc. (a)	4,500	93,075

See accompanying notes to financial statements.
124

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
JMDC, Inc.	6,900	$ 275,145
J-Oil Mills, Inc. (a)	3,600	39,963
Joshin Denki Co. Ltd.	3,500	47,655
Joyful Honda Co. Ltd. (a)	8,000	94,281
JSR Corp.	41,500	1,190,570
JTEKT Corp.	43,700	397,580
JTOWER, Inc. (a)(b)	1,800	86,399
Juroku Financial Group, Inc.	8,300	179,014
Justsystems Corp.	4,900	137,189
Kadokawa Corp.	21,100	505,288
Kaga Electronics Co. Ltd.	2,000	88,875
Kagome Co. Ltd.	13,600	296,803
Kajima Corp.	90,600	1,365,663
Kakaku.com, Inc.	27,000	388,291
Kaken Pharmaceutical Co. Ltd.	5,700	142,592
Kameda Seika Co. Ltd.	1,600	47,971
Kamigumi Co. Ltd.	17,100	387,080
Kanamoto Co. Ltd.	4,700	71,581
Kandenko Co. Ltd.	27,300	219,076
Kaneka Corp.	10,500	293,788
Kanematsu Corp.	15,600	217,640
Kansai Electric Power Co., Inc.	147,300	1,845,017
Kansai Paint Co. Ltd.	33,000	485,920
Kanto Denka Kogyo Co. Ltd.	9,100	62,320
Kao Corp. (a)	98,400	3,564,997
Kappa Create Co. Ltd. (b)	7,600	80,826
Katakura Industries Co. Ltd.	5,600	63,326
Katitas Co. Ltd.	9,300	160,749
Kato Sangyo Co. Ltd.	3,500	96,013
Kawasaki Heavy Industries Ltd.	28,400	725,904
Kawasaki Kisen Kaisha Ltd. (a)	39,700	971,827
KDDI Corp.	315,900	9,739,776
KeePer Technical Laboratory Co. Ltd. (a)	4,900	166,734
Keihan Holdings Co. Ltd. (a)	20,400	536,950
Keihanshin Building Co. Ltd.	6,200	49,725
Keikyu Corp. (a)	41,500	366,037
Keio Corp. (a)	19,100	599,823
Keisei Electric Railway Co. Ltd.	25,900	1,071,754
Keiyo Bank Ltd.	11,200	41,401
Keiyo Co. Ltd.	7,200	40,057
Kenedix Office Investment Corp. REIT	161	386,778
Kenedix Residential Next Investment Corp. REIT (a)	187	303,637
Kenedix Retail REIT Corp.	97	195,185
Kewpie Corp. (a)	18,800	306,846
Keyence Corp.	39,500	18,737,513
KFC Holdings Japan Ltd.	1,700	33,460
KH Neochem Co. Ltd. (a)	5,100	83,146
Kikkoman Corp.	28,600	1,630,594
Kinden Corp.	24,000	324,169
Security Description	Shares	Value
Kintetsu Department Store Co. Ltd.	5,900	$ 103,860
Kintetsu Group Holdings Co. Ltd.	36,500	1,261,977
Kirin Holdings Co. Ltd. (a)	161,900	2,360,249
Kisoji Co. Ltd.	6,300	106,099
Kissei Pharmaceutical Co. Ltd.	3,200	63,985
Ki-Star Real Estate Co. Ltd.	2,300	79,043
Kitz Corp. (a)	7,300	55,170
Kiyo Bank Ltd.	12,500	128,378
Koa Corp.	4,200	52,651
Kobayashi Pharmaceutical Co. Ltd.	10,400	564,547
Kobe Bussan Co. Ltd.	27,800	720,354
Kobe Steel Ltd.	90,400	831,292
Koei Tecmo Holdings Co. Ltd.	25,320	437,850
Kohnan Shoji Co. Ltd.	3,300	80,215
Koito Manufacturing Co. Ltd.	38,700	701,128
Kokuyo Co. Ltd. (a)	18,800	257,890
Komatsu Ltd.	184,200	4,973,971
KOMEDA Holdings Co. Ltd.	6,800	127,854
Komeri Co. Ltd.	5,500	111,949
Konami Group Corp.	19,900	1,041,843
Konica Minolta, Inc. (a)	84,300	292,250
Konishi Co. Ltd.	5,200	82,827
Konoike Transport Co. Ltd.	4,700	53,939
Kose Corp.	6,200	595,012
Koshidaka Holdings Co. Ltd.	4,300	35,950
Kotobuki Spirits Co. Ltd.	4,400	321,960
K's Holdings Corp.	25,500	221,816
Kubota Corp.	203,500	2,974,064
Kumagai Gumi Co. Ltd.	7,000	149,570
Kumiai Chemical Industry Co. Ltd.	12,100	94,348
Kura Sushi, Inc. (a)	3,100	65,624
Kuraray Co. Ltd. (a)	59,500	578,317
Kureha Corp.	2,400	137,257
Kurita Water Industries Ltd.	19,500	747,408
Kusuri No. Aoki Holdings Co. Ltd.	3,000	168,805
KYB Corp.	2,700	94,755
Kyocera Corp.	66,300	3,598,220
Kyoei Steel Ltd.	3,100	43,743
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,800	69,861
Kyorin Pharmaceutical Co. Ltd.	6,100	74,125
Kyoritsu Maintenance Co. Ltd. (a)	6,300	239,128
Kyowa Kirin Co. Ltd.	54,100	1,001,092
Kyudenko Corp.	6,400	171,551
Kyushu Electric Power Co., Inc. (b)	96,700	617,331
Kyushu Financial Group, Inc.	69,300	292,270
Kyushu Railway Co.	27,800	596,710
LaSalle Logiport REIT	307	321,572

See accompanying notes to financial statements.
125

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Lasertec Corp.	14,800	$ 2,232,811
Lawson, Inc.	8,000	354,129
Leopalace21 Corp. (a)(b)	38,400	71,303
Life Corp.	1,600	33,942
LIFENET INSURANCE Co. (b)	23,500	176,002
Link & Motivation, Inc. (a)	5,700	17,045
Lintec Corp.	6,100	96,257
Lion Corp. (a)	51,900	483,076
LITALICO, Inc.	3,800	61,423
Lixil Corp.	53,900	684,906
M&A Capital Partners Co. Ltd. (b)	3,100	72,230
M&A Research Institute Holdings, Inc. (a)(b)	5,100	403,081
M3, Inc.	87,900	1,913,442
Mabuchi Motor Co. Ltd.	8,100	225,649
Macnica Holdings, Inc.	9,300	385,834
Maeda Kosen Co. Ltd.	5,700	126,847
Makino Milling Machine Co. Ltd.	3,400	131,961
Makita Corp.	45,000	1,269,870
Management Solutions Co. Ltd. (a)	1,800	51,306
Mandom Corp.	3,500	35,182
Mani, Inc.	12,800	151,379
Marubeni Corp.	317,600	5,404,186
Maruha Nichiro Corp.	6,800	114,239
Marui Group Co. Ltd.	32,800	572,301
Maruichi Steel Tube Ltd.	10,400	238,508
MARUKA FURUSATO Corp.	4,600	73,132
Maruwa Co. Ltd. (a)	1,300	201,560
Maruzen Showa Unyu Co. Ltd.	2,600	70,910
Matsuda Sangyo Co. Ltd.	1,700	26,845
Matsui Securities Co. Ltd. (a)	30,700	169,211
MatsukiyoCocokara & Co.	27,040	1,516,345
Matsuyafoods Holdings Co. Ltd.	2,200	62,926
Max Co. Ltd.	4,200	77,163
Maxell Ltd.	6,800	75,630
Maxvalu Tokai Co. Ltd.	1,400	26,696
Mazda Motor Corp.	118,700	1,145,234
McDonald's Holdings Co. Japan Ltd. (a)	17,800	690,891
MCJ Co. Ltd.	10,000	69,582
Mebuki Financial Group, Inc.	172,600	408,818
Medipal Holdings Corp.	38,300	625,214
Medley, Inc. (b)	4,300	160,637
Megachips Corp.	1,800	46,770
Megmilk Snow Brand Co. Ltd.	6,600	89,417
Meidensha Corp.	5,900	82,046
MEIJI Holdings Co. Ltd.	43,800	976,468
Meiko Electronics Co. Ltd. (a)	4,700	88,719
Meitec Corp.	13,300	229,108
Melco Holdings, Inc.	1,400	30,887
Security Description	Shares	Value
Menicon Co. Ltd.	11,500	$ 201,434
Mercari, Inc. (a)(b)	20,200	474,642
METAWATER Co. Ltd. (a)	4,200	53,632
Micronics Japan Co. Ltd.	8,600	120,232
Midac Holdings Co. Ltd.	1,100	11,694
Mie Kotsu Group Holdings, Inc.	19,400	77,051
Milbon Co. Ltd. (a)	3,900	133,277
Mimasu Semiconductor Industry Co. Ltd. (a)	4,300	93,416
MINEBEA MITSUMI, Inc. (a)	74,800	1,416,349
Mirai Corp. REIT	251	80,383
MIRAIT ONE Corp.	13,900	174,678
MISUMI Group, Inc.	65,600	1,318,536
Mitani Sekisan Co. Ltd.	4,200	143,325
Mitsubishi Chemical Group Corp.	266,300	1,599,037
Mitsubishi Corp.	253,200	12,221,109
Mitsubishi Electric Corp.	386,700	5,457,639
Mitsubishi Estate Co. Ltd.	222,200	2,635,422
Mitsubishi Estate Logistics REIT Investment Corp. (a)	116	332,163
Mitsubishi Gas Chemical Co., Inc.	27,500	399,935
Mitsubishi HC Capital, Inc.	174,730	1,035,720
Mitsubishi Heavy Industries Ltd.	63,100	2,942,208
Mitsubishi Logisnext Co. Ltd.	7,200	66,680
Mitsubishi Logistics Corp.	10,700	263,979
Mitsubishi Materials Corp.	24,500	440,352
Mitsubishi Motors Corp.	119,300	416,467
Mitsubishi Pencil Co. Ltd. (a)	5,800	67,540
Mitsubishi Research Institute, Inc.	1,100	41,965
Mitsubishi Shokuhin Co. Ltd.	1,300	33,476
Mitsubishi UFJ Financial Group, Inc.	2,352,200	17,309,450
Mitsuboshi Belting Ltd.	4,200	128,499
Mitsui & Co. Ltd.	283,800	10,723,377
Mitsui Chemicals, Inc.	34,400	1,012,282
Mitsui DM Sugar Holdings Co. Ltd.	2,500	47,754
Mitsui Fudosan Co. Ltd.	178,400	3,549,857
Mitsui Fudosan Logistics Park, Inc. REIT	135	468,084
Mitsui High-Tec, Inc. (a)	3,200	218,590
Mitsui Mining & Smelting Co. Ltd.	9,500	218,971
Mitsui OSK Lines Ltd. (a)	68,700	1,650,117
Mitsui-Soko Holdings Co. Ltd.	7,100	172,582
Mitsuuroko Group Holdings Co. Ltd.	3,800	36,603
Miura Co. Ltd.	18,800	490,583
Mixi, Inc.	7,200	133,799
Mizuho Financial Group, Inc.	482,720	7,366,350
Mizuho Leasing Co. Ltd. (a)	5,900	192,434
Mizuno Corp.	3,400	87,795

See accompanying notes to financial statements.
126

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Mochida Pharmaceutical Co. Ltd.	3,500	$ 80,035
Modec, Inc. (b)	2,400	23,259
Monex Group, Inc.	37,700	145,599
Money Forward, Inc. (b)	8,200	326,447
Monogatari Corp.	4,200	101,770
MonotaRO Co. Ltd.	45,200	576,264
Mori Hills REIT Investment Corp. Class C,	284	290,037
Mori Trust Reit, Inc.	541	269,900
Morinaga & Co. Ltd.	7,300	228,091
Morinaga Milk Industry Co. Ltd.	8,300	271,301
Morita Holdings Corp.	4,400	47,520
MOS Food Services, Inc. (a)	3,100	69,428
MS&AD Insurance Group Holdings, Inc.	91,100	3,220,702
Murata Manufacturing Co. Ltd.	114,900	6,589,003
Musashi Seimitsu Industry Co. Ltd.	10,800	132,927
Musashino Bank Ltd.	4,100	61,972
Nabtesco Corp. (a)	19,500	430,269
Nachi-Fujikoshi Corp. (a)	2,300	65,291
Nafco Co. Ltd.	2,000	26,308
Nagaileben Co. Ltd.	6,300	95,273
Nagase & Co. Ltd.	17,400	289,275
Nagawa Co. Ltd.	1,600	76,578
Nagoya Railroad Co. Ltd.	39,200	628,743
Nakanishi, Inc.	13,100	289,614
Nankai Electric Railway Co. Ltd. (a)	17,600	393,066
Nanto Bank Ltd.	3,100	52,457
NEC Corp.	49,000	2,373,165
NEC Networks & System Integration Corp.	9,300	128,351
NET One Systems Co. Ltd.	16,700	366,263
Nexon Co. Ltd.	93,800	1,795,784
Nextage Co. Ltd. (a)	8,200	159,081
NGK Insulators Ltd.	43,900	523,626
NH Foods Ltd.	14,300	386,503
NHK Spring Co. Ltd.	36,400	265,619
Nichias Corp.	12,200	253,857
Nichicon Corp.	5,100	54,291
Nichiden Corp.	3,800	63,366
Nichiha Corp.	5,200	111,334
Nichirei Corp.	19,300	412,033
Nidec Corp.	86,800	4,775,206
Nifco, Inc.	14,000	415,546
Nihon Kohden Corp.	14,700	392,328
Nihon M&A Center Holdings, Inc.	57,900	444,742
Nihon Parkerizing Co. Ltd.	12,300	91,575
Nikkiso Co. Ltd.	9,900	62,496
Nikkon Holdings Co. Ltd. (a)	8,800	175,582
Nikon Corp.	59,500	771,199
Nintendo Co. Ltd.	218,500	9,944,504
Security Description	Shares	Value
Nippn Corp.	8,800	$ 112,490
Nippon Accommodations Fund, Inc. REIT	95	427,454
Nippon Building Fund, Inc. REIT (a)	316	1,240,506
Nippon Carbon Co. Ltd.	1,200	36,192
Nippon Ceramic Co. Ltd.	2,800	53,237
Nippon Densetsu Kogyo Co. Ltd.	3,100	42,563
Nippon Electric Glass Co. Ltd. (a)	12,700	223,490
NIPPON EXPRESS HOLDINGS, Inc. (a)	14,400	810,929
Nippon Gas Co. Ltd.	18,900	265,620
Nippon Kanzai Holdings Co. Ltd.	4,000	72,018
Nippon Kayaku Co. Ltd.	19,200	164,013
Nippon Light Metal Holdings Co. Ltd.	14,500	146,073
Nippon Paint Holdings Co. Ltd.	188,300	1,555,783
Nippon Paper Industries Co. Ltd. (b)	23,100	189,939
Nippon Parking Development Co. Ltd. Class C	44,800	69,657
Nippon Pillar Packing Co. Ltd.	9,400	304,811
Nippon Prologis REIT, Inc.	528	1,059,413
NIPPON REIT Investment Corp. (a)	79	187,109
Nippon Road Co. Ltd.	1,200	77,863
Nippon Sanso Holdings Corp.	34,000	737,453
Nippon Seiki Co. Ltd.	4,600	31,323
Nippon Shinyaku Co. Ltd.	10,500	428,881
Nippon Shokubai Co. Ltd.	6,400	238,894
Nippon Signal Company Ltd.	6,300	46,931
Nippon Soda Co. Ltd.	2,900	104,222
Nippon Steel Corp.	170,800	3,568,785
Nippon Telegraph & Telephone Corp.	5,952,500	7,031,935
Nippon Television Holdings, Inc.	5,700	54,209
Nippon Yusen KK (a)	95,400	2,115,187
Nipro Corp.	27,000	191,134
Nishimatsu Construction Co. Ltd.	6,200	150,451
Nishimatsuya Chain Co. Ltd.	9,000	106,367
Nishi-Nippon Financial Holdings, Inc.	22,400	198,636
Nishi-Nippon Railroad Co. Ltd. (a)	15,700	266,686
Nishio Holdings Co. Ltd.	2,900	68,318
Nissan Chemical Corp.	24,100	1,037,458
Nissan Motor Co. Ltd.	456,900	1,872,064
Nissan Shatai Co. Ltd.	6,700	39,094
Nissha Co. Ltd. (a)	4,100	47,977
Nisshin Oillio Group Ltd.	3,600	85,453

See accompanying notes to financial statements.
127

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Nisshin Seifun Group, Inc.	35,600	$ 439,315
Nisshinbo Holdings, Inc. (a)	27,200	225,193
Nissin Foods Holdings Co. Ltd.	12,400	1,023,592
Nissui Corp.	42,500	190,558
Niterra Co. Ltd.	27,500	550,833
Nitori Holdings Co. Ltd.	16,200	1,816,146
Nitta Corp.	3,000	63,601
Nittetsu Mining Co. Ltd.	1,600	49,803
Nitto Boseki Co. Ltd.	6,800	108,513
Nitto Denko Corp.	30,200	2,237,893
Nitto Kogyo Corp.	3,700	91,301
Noevir Holdings Co. Ltd.	2,300	87,404
NOF Corp.	13,800	591,849
Nohmi Bosai Ltd.	1,800	22,600
Nojima Corp.	10,800	102,588
NOK Corp.	14,600	213,792
Nomura Co. Ltd.	11,200	76,860
Nomura Holdings, Inc.	572,800	2,180,183
Nomura Real Estate Holdings, Inc.	25,400	602,872
Nomura Real Estate Master Fund, Inc. REIT	916	1,054,744
Nomura Research Institute Ltd.	78,200	2,156,878
Noritake Co. Ltd.	3,300	125,190
Noritsu Koki Co. Ltd.	2,100	33,907
Noritz Corp.	6,800	83,942
North Pacific Bank Ltd.	161,100	318,080
NS Solutions Corp. (a)	4,800	133,906
NS United Kaiun Kaisha Ltd. (a)	1,400	33,323
NSD Co. Ltd.	13,100	262,938
NSK Ltd.	66,900	427,466
NTN Corp.	90,000	190,320
NTT Data Corp.	125,700	1,759,501
NTT UD REIT Investment Corp.	231	215,911
Obara Group, Inc. (a)	1,300	37,584
Obayashi Corp.	125,700	1,085,290
OBIC Business Consultants Co. Ltd.	6,800	248,745
Obic Co. Ltd.	13,700	2,195,312
Odakyu Electric Railway Co. Ltd.	55,600	743,785
Ogaki Kyoritsu Bank Ltd.	5,100	65,232
Ohsho Food Service Corp.	1,900	88,287
Oiles Corp.	4,900	67,805
Oisix ra daichi, Inc. (a)(b)	5,100	87,562
Oji Holdings Corp.	250,300	934,334
Okamoto Industries, Inc.	1,900	51,462
Okamura Corp.	6,100	80,846
Okasan Securities Group, Inc. (a)	15,600	51,780
Oki Electric Industry Co. Ltd.	29,500	184,545
Okinawa Cellular Telephone Co.	3,000	62,369
Security Description	Shares	Value
Okinawa Electric Power Co., Inc. (b)	19,635	$ 156,544
Okinawa Financial Group, Inc.	2,300	33,133
OKUMA Corp.	5,500	294,798
Okumura Corp.	4,600	129,985
Olympus Corp.	253,200	4,000,324
Omron Corp.	36,500	2,237,443
One REIT, Inc.	58	100,147
Ono Pharmaceutical Co. Ltd.	78,500	1,414,057
Open Door, Inc. (a)(b)	2,700	24,208
Open House Group Co. Ltd.	15,400	555,040
Open Up Group, Inc. (a)	10,803	158,248
Optex Group Co. Ltd. (a)	4,700	66,193
Optorun Co. Ltd.	5,700	96,354
Oracle Corp. Japan	7,600	564,301
Organo Corp.	6,000	177,068
Orient Corp. (a)	5,500	43,086
Oriental Land Co. Ltd.	224,000	8,718,359
ORIX Corp.	234,700	4,272,927
Orix JREIT, Inc.	542	666,092
Osaka Gas Co. Ltd.	79,400	1,215,007
Osaka Organic Chemical Industry Ltd.	2,800	56,587
Osaka Soda Co. Ltd. (a)	2,700	102,036
OSAKA Titanium Technologies Co. Ltd.	5,100	104,621
OSG Corp.	15,000	214,975
Otsuka Corp.	21,800	847,736
Otsuka Holdings Co. Ltd.	76,900	2,816,136
Outsourcing, Inc.	22,100	210,515
Pacific Industrial Co. Ltd.	8,700	78,574
Pacific Metals Co. Ltd. (a)(b)	4,900	52,026
PAL GROUP Holdings Co. Ltd.	4,400	118,900
PALTAC Corp.	6,400	212,430
Pan Pacific International Holdings Corp.	77,800	1,391,061
Panasonic Holdings Corp.	441,900	5,409,546
Paramount Bed Holdings Co. Ltd.	10,400	172,997
Park24 Co. Ltd. (b)	25,800	350,097
Pasona Group, Inc.	4,800	55,646
Penta-Ocean Construction Co. Ltd.	45,600	244,693
PeptiDream, Inc. (b)	16,500	247,282
Persol Holdings Co. Ltd.	34,900	630,565
Pharma Foods International Co. Ltd. (a)	4,300	62,264
PHC Holdings Corp.	12,900	138,426
Pigeon Corp. (a)	24,000	330,772
Pilot Corp. (a)	5,300	167,814
Piolax, Inc.	4,300	64,789
PKSHA Technology, Inc. (a)(b)	3,100	66,724
Plus Alpha Consulting Co. Ltd.	1,600	37,131

See accompanying notes to financial statements.
128

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Pola Orbis Holdings, Inc.	14,500	$ 211,076
Pressance Corp. (a)	4,800	67,497
Prestige International, Inc.	14,500	61,415
Prima Meat Packers Ltd.	3,400	51,182
Raito Kogyo Co. Ltd.	9,300	127,951
Raiznext Corp.	6,900	70,902
Raksul, Inc. (a)(b)	10,400	97,907
Rakus Co. Ltd.	16,700	284,222
Rakuten Group, Inc. (a)	296,600	1,031,795
Recruit Holdings Co. Ltd.	295,600	9,418,504
Relo Group, Inc.	20,900	284,910
Renesas Electronics Corp. (b)	252,700	4,761,113
Rengo Co. Ltd.	35,100	215,929
RENOVA, Inc. (a)(b)	6,200	69,996
Resona Holdings, Inc.	425,302	2,032,953
Resonac Holdings Corp.	31,600	512,527
Resorttrust, Inc.	15,100	223,741
Restar Holdings Corp.	4,300	72,981
Retail Partners Co. Ltd.	8,600	95,035
Ricoh Co. Ltd.	107,200	912,028
Ricoh Leasing Co. Ltd.	2,100	61,306
Riken Keiki Co. Ltd.	3,700	148,310
Riken Vitamin Co. Ltd.	4,400	65,193
Ringer Hut Co. Ltd. (a)(b)	4,000	69,473
Rinnai Corp.	23,700	516,165
Riso Kagaku Corp.	2,900	48,941
Riso Kyoiku Co. Ltd.	21,100	38,559
Rohm Co. Ltd.	18,000	1,702,203
Rohto Pharmaceutical Co. Ltd.	35,600	801,199
Roland Corp. (a)	2,900	83,461
Rorze Corp. (a)	1,500	122,098
Round One Corp.	31,500	124,575
Royal Holdings Co. Ltd. (a)	19,200	351,611
RS Technologies Co. Ltd.	1,600	35,660
Ryohin Keikaku Co. Ltd.	53,200	526,542
Ryosan Co. Ltd.	2,800	84,960
Ryoyo Electro Corp.	4,900	122,227
S Foods, Inc.	2,700	58,905
Saibu Gas Holdings Co. Ltd.	2,400	34,510
Saizeriya Co. Ltd.	4,300	109,126
Sakai Moving Service Co. Ltd. (a)	1,200	41,638
Sakata INX Corp.	6,900	58,244
Sakata Seed Corp.	4,200	121,506
SAMTY Co. Ltd.	4,100	63,702
Samty Residential Investment Corp. REIT (a)	129	106,679
San-A Co. Ltd.	2,700	85,267
San-Ai Obbli Co. Ltd.	7,300	77,139
SanBio Co. Ltd. (a)(b)	6,400	27,190
Sangetsu Corp.	11,700	201,776
San-In Godo Bank Ltd.	20,900	116,965
Sanken Electric Co. Ltd.	8,100	762,896
Sanki Engineering Co. Ltd.	7,100	74,566
Security Description	Shares	Value
Sankyo Co. Ltd.	8,800	$ 355,337
Sankyu, Inc.	10,000	330,435
Sanrio Co. Ltd.	12,700	544,074
Sansan, Inc. (b)	13,800	162,516
Santen Pharmaceutical Co. Ltd.	62,400	530,594
Sanwa Holdings Corp.	32,500	422,420
Sanyo Chemical Industries Ltd.	1,300	38,294
Sanyo Denki Co. Ltd.	2,000	107,931
Sanyo Special Steel Co. Ltd.	8,000	158,303
Sapporo Holdings Ltd.	15,400	395,901
Sato Holdings Corp.	2,600	35,260
Sawai Group Holdings Co. Ltd.	7,900	198,800
SB Technology Corp.	1,400	25,422
SBI Holdings, Inc.	49,500	953,069
SBI Shinsei Bank Ltd. (a)	12,000	234,085
SBS Holdings, Inc.	3,300	73,217
SCREEN Holdings Co. Ltd. (a)	8,100	921,050
SCSK Corp.	28,200	443,047
Secom Co. Ltd.	41,300	2,790,480
Sega Sammy Holdings, Inc.	39,400	842,656
Seibu Holdings, Inc. (a)	42,700	439,146
Seiko Epson Corp.	57,800	900,885
Seiko Group Corp. (a)	6,900	124,793
Seino Holdings Co. Ltd.	21,700	308,469
Seiren Co. Ltd. (a)	6,100	104,523
Sekisui Chemical Co. Ltd.	74,600	1,075,970
Sekisui House Ltd.	121,300	2,446,141
Sekisui House Reit, Inc.	843	490,133
Sekisui Jushi Corp.	3,600	57,147
Senko Group Holdings Co. Ltd.	36,600	262,998
Septeni Holdings Co. Ltd. (a)	11,000	30,619
Seria Co. Ltd.	9,800	156,300
Seven & i Holdings Co. Ltd.	155,700	6,715,404
Seven Bank Ltd.	89,200	174,922
SG Holdings Co. Ltd.	64,400	917,094
Sharp Corp. (a)(b)	40,400	226,167
Shibaura Machine Co. Ltd.	3,800	128,607
Shibaura Mechatronics Corp.	700	108,900
Shibuya Corp.	1,200	21,975
SHIFT, Inc. (b)	2,200	402,609
Shiga Bank Ltd.	6,900	129,493
Shikoku Electric Power Co., Inc. (b)	23,200	157,845
Shikoku Kasei Holdings Corp.	6,600	69,086
Shima Seiki Manufacturing Ltd. (a)	3,600	46,462
Shimadzu Corp.	48,700	1,502,749
Shimamura Co. Ltd.	4,200	396,464
Shimano, Inc.	15,400	2,573,792
Shimizu Corp.	123,300	779,362

See accompanying notes to financial statements.
129

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Shin Nippon Biomedical Laboratories Ltd. (a)	3,900	$ 57,826
Shin-Etsu Chemical Co. Ltd.	372,000	12,410,828
Shin-Etsu Polymer Co. Ltd.	10,100	107,072
Shinko Electric Industries Co. Ltd. (a)	11,900	488,509
Shinmaywa Industries Ltd.	5,600	52,495
Shionogi & Co. Ltd.	52,100	2,193,899
Ship Healthcare Holdings, Inc.	16,000	264,253
Shiseido Co. Ltd.	84,300	3,814,951
Shizuoka Financial Group, Inc.	87,600	631,819
Shizuoka Gas Co. Ltd. (a)	8,100	65,785
SHO-BOND Holdings Co. Ltd. (a)	7,500	297,788
Shochiku Co. Ltd.	2,800	213,226
Shoei Co. Ltd.	7,600	140,741
Shoei Foods Corp.	2,300	68,327
Showa Sangyo Co. Ltd.	2,400	44,601
Siix Corp. (a)	3,200	34,952
Simplex Holdings, Inc.	4,100	75,020
SKY Perfect JSAT Holdings, Inc.	29,400	116,622
Skylark Holdings Co. Ltd. (a)(b)	42,000	524,362
SMC Corp.	11,500	6,380,648
SMS Co. Ltd.	12,500	250,975
Snow Peak, Inc. (a)	6,600	85,986
Socionext, Inc. (a)	5,000	732,401
SoftBank Corp.	572,100	6,102,905
SoftBank Group Corp.	238,700	11,238,304
Sohgo Security Services Co. Ltd.	79,500	449,416
Sojitz Corp.	48,220	1,065,351
Solasto Corp.	6,300	29,138
Sompo Holdings, Inc.	61,600	2,759,355
Sony Group Corp.	255,900	23,061,778
Sosei Group Corp. (a)(b)	13,900	144,764
SOSiLA Logistics REIT, Inc.	112	101,540
Sotetsu Holdings, Inc.	18,600	327,359
S-Pool, Inc. (a)	9,700	35,627
Square Enix Holdings Co. Ltd.	16,100	747,854
SRE Holdings Corp. (b)	4,100	109,867
Stanley Electric Co. Ltd.	24,200	489,626
Star Asia Investment Corp. REIT	322	132,374
Star Micronics Co. Ltd.	4,800	59,962
Starts Corp., Inc.	4,500	92,170
Starts Proceed Investment Corp. REIT	62	100,141
Strike Co. Ltd.	1,300	31,426
Subaru Corp.	122,600	2,305,185
Sugi Holdings Co. Ltd.	6,600	294,401
SUMCO Corp.	66,900	947,547
Sumitomo Bakelite Co. Ltd.	6,500	270,511
Security Description	Shares	Value
Sumitomo Chemical Co. Ltd.	285,600	$ 866,614
Sumitomo Corp.	225,400	4,773,913
Sumitomo Densetsu Co. Ltd.	1,800	38,734
Sumitomo Electric Industries Ltd.	155,300	1,899,604
Sumitomo Forestry Co. Ltd.	30,200	732,324
Sumitomo Heavy Industries Ltd. (a)	20,800	497,361
Sumitomo Metal Mining Co. Ltd.	55,000	1,772,571
Sumitomo Mitsui Construction Co. Ltd.	22,100	56,769
Sumitomo Mitsui Financial Group, Inc.	267,100	11,428,742
Sumitomo Mitsui Trust Holdings, Inc.	65,200	2,309,166
Sumitomo Osaka Cement Co. Ltd.	7,800	205,980
Sumitomo Pharma Co. Ltd.	33,700	149,554
Sumitomo Realty & Development Co. Ltd.	61,600	1,523,972
Sumitomo Rubber Industries Ltd.	36,400	353,226
Sumitomo Warehouse Co. Ltd. (a)	10,700	175,894
Sun Frontier Fudousan Co. Ltd.	5,800	57,467
Sundrug Co. Ltd.	16,200	479,735
Suntory Beverage & Food Ltd.	28,400	1,027,839
Suruga Bank Ltd.	34,300	137,407
Suzuken Co. Ltd.	11,400	309,547
Suzuki Motor Corp.	72,500	2,624,687
Sysmex Corp.	33,000	2,256,646
Systena Corp.	40,900	83,279
T Hasegawa Co. Ltd.	4,000	95,656
T&D Holdings, Inc.	108,000	1,581,280
Tadano Ltd. (a)	23,700	189,033
Taihei Dengyo Kaisha Ltd.	3,100	91,603
Taiheiyo Cement Corp.	22,400	442,122
Taikisha Ltd.	3,300	94,024
Taisei Corp.	33,700	1,175,468
Taisho Pharmaceutical Holdings Co. Ltd.	8,600	322,965
Taiyo Holdings Co. Ltd.	5,000	92,816
Taiyo Yuden Co. Ltd.	25,600	731,615
Takamatsu Construction Group Co. Ltd.	1,300	23,338
Takara Bio, Inc.	7,300	83,704
Takara Holdings, Inc.	21,100	171,497
Takara Leben Real Estate Investment Corp. REIT	129	86,367
Takara Standard Co. Ltd.	3,300	42,097
Takasago International Corp. (a)	2,900	54,443
Takasago Thermal Engineering Co. Ltd.	8,700	145,726

See accompanying notes to financial statements.
130

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Takashimaya Co. Ltd. (a)	26,600	$ 371,221
Takeda Pharmaceutical Co. Ltd.	316,638	9,933,051
Takeuchi Manufacturing Co. Ltd.	6,300	194,313
Takuma Co. Ltd.	9,400	96,604
Tama Home Co. Ltd. (a)	4,400	101,041
Tamron Co. Ltd.	3,800	106,255
TBS Holdings, Inc.	5,200	94,712
TDK Corp.	76,500	2,978,916
TechMatrix Corp.	5,400	69,943
TechnoPro Holdings, Inc. (a)	19,700	427,848
Teijin Ltd.	29,700	297,456
Tenma Corp.	3,800	68,925
Terumo Corp.	133,600	4,248,047
T-Gaia Corp.	5,400	64,884
THK Co. Ltd. (a)	33,400	686,324
TIS, Inc.	47,000	1,175,645
TKC Corp.	4,400	118,856
TKP Corp. (b)	4,400	83,900
Toa Corp. (a)	2,000	43,138
Toagosei Co. Ltd. (a)	18,700	167,507
Tobu Railway Co. Ltd.	38,800	1,038,623
TOC Co. Ltd.	8,700	38,182
Tocalo Co. Ltd.	8,100	84,873
Toda Corp.	34,200	191,897
Toei Animation Co. Ltd. (a)	1,400	129,239
Toei Co. Ltd.	800	101,944
Toenec Corp.	1,200	29,960
Toho Bank Ltd.	30,200	47,338
Toho Co. Ltd.	21,400	813,762
Toho Gas Co. Ltd.	16,800	290,968
Toho Holdings Co. Ltd.	11,800	216,703
Toho Titanium Co. Ltd. (a)	6,300	76,639
Tohoku Electric Power Co., Inc. (b)	81,400	502,515
Tokai Carbon Co. Ltd. (a)	33,400	306,935
Tokai Corp.	2,300	30,113
TOKAI Holdings Corp.	14,600	91,207
Tokai Rika Co. Ltd.	7,800	115,588
Tokai Tokyo Financial Holdings, Inc.	29,600	78,483
Token Corp.	1,100	56,839
Tokio Marine Holdings, Inc.	361,300	8,315,419
Tokushu Tokai Paper Co. Ltd.	2,000	44,676
Tokuyama Corp.	9,300	153,238
Tokyo Century Corp.	6,800	245,160
Tokyo Electric Power Co. Holdings, Inc. (b)	305,500	1,118,658
Tokyo Electron Device Ltd.	5,400	396,810
Tokyo Electron Ltd.	91,500	13,156,718
Tokyo Gas Co. Ltd.	77,700	1,692,414
Tokyo Kiraboshi Financial Group, Inc.	11,700	253,722
Tokyo Ohka Kogyo Co. Ltd.	6,900	422,471
Tokyo Seimitsu Co. Ltd.	8,300	458,828
Security Description	Shares	Value
Tokyo Steel Manufacturing Co. Ltd.	15,900	$ 150,224
Tokyo Tatemono Co. Ltd.	50,600	650,522
Tokyotokeiba Co. Ltd. (a)	1,600	43,632
Tokyu Construction Co. Ltd.	9,200	47,462
Tokyu Corp.	109,200	1,314,860
Tokyu Fudosan Holdings Corp.	128,000	732,452
Tokyu REIT, Inc.	190	253,440
TOMONY Holdings, Inc. (a)	28,300	71,825
Tomy Co. Ltd.	12,400	155,951
Topcon Corp.	17,200	252,997
TOPPAN, Inc.	48,900	1,055,055
Topre Corp.	7,000	77,402
Toray Industries, Inc.	272,900	1,519,003
Toridoll Holdings Corp.	6,600	143,613
Torii Pharmaceutical Co. Ltd.	3,800	95,559
Tosei Corp.	5,700	69,113
Toshiba Corp.	81,700	2,559,435
Toshiba TEC Corp.	4,700	134,844
Tosoh Corp.	67,500	797,073
Totetsu Kogyo Co. Ltd.	2,900	53,858
TOTO Ltd.	28,700	866,344
Towa Pharmaceutical Co. Ltd.	2,800	34,439
Toyo Construction Co. Ltd.	16,800	126,774
Toyo Gosei Co. Ltd. (a)	1,400	101,023
Toyo Ink SC Holdings Co. Ltd. (a)	4,100	61,917
Toyo Seikan Group Holdings Ltd.	44,400	653,112
Toyo Suisan Kaisha Ltd.	17,000	765,628
Toyo Tanso Co. Ltd.	1,800	64,294
Toyo Tire Corp. (a)	18,900	250,575
Toyobo Co. Ltd.	20,100	143,845
Toyoda Gosei Co. Ltd.	12,600	238,974
Toyota Boshoku Corp.	12,400	221,575
Toyota Industries Corp.	28,900	2,067,078
Toyota Motor Corp.	2,146,740	34,445,295
Toyota Tsusho Corp.	42,400	2,115,467
Trancom Co. Ltd.	1,300	59,368
Transcosmos, Inc.	3,700	91,915
TRE Holdings Corp.	5,800	50,001
Trend Micro, Inc.	26,800	1,295,139
Tri Chemical Laboratories, Inc.	3,600	70,440
Trusco Nakayama Corp.	8,700	137,719
TS Tech Co. Ltd.	24,500	309,328
Tsubakimoto Chain Co.	3,800	96,837
Tsuburaya Fields Holdings, Inc.	23,600	491,427
Tsugami Corp.	12,500	120,265
Tsumura & Co.	10,400	192,248
Tsuruha Holdings, Inc. (a)	7,900	587,399
TV Asahi Holdings Corp.	1,900	21,667
UACJ Corp.	5,000	94,905
UBE Corp.	19,000	326,110

See accompanying notes to financial statements.
131

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Ulvac, Inc. (a)	7,900	$ 336,373
Unicharm Corp.	79,500	2,951,288
Union Tool Co. (a)	2,400	53,831
United Arrows Ltd. (a)	6,600	114,002
United Super Markets Holdings, Inc.	5,500	42,430
United Urban Investment Corp. REIT	547	551,227
Universal Entertainment Corp. (b)	3,600	61,227
Usen-Next Holdings Co. Ltd.	5,600	131,736
Ushio, Inc.	17,800	240,256
USS Co. Ltd.	38,100	629,724
UT Group Co. Ltd. (a)(b)	3,200	67,547
Valor Holdings Co. Ltd.	4,500	62,383
ValueCommerce Co. Ltd.	3,400	31,935
Vector, Inc.	5,600	52,274
Vision, Inc. (b)	29,300	374,935
Visional, Inc. (a)(b)	4,200	232,967
VT Holdings Co. Ltd.	20,000	75,974
Wacoal Holdings Corp.	7,800	156,642
Wacom Co. Ltd.	24,300	99,721
Wakita & Co. Ltd.	7,000	62,923
WDB Holdings Co. Ltd.	4,900	72,229
WealthNavi, Inc. (a)(b)	8,600	80,668
Weathernews, Inc.	2,600	120,167
Welcia Holdings Co. Ltd.	18,800	390,938
West Holdings Corp.	3,110	54,104
West Japan Railway Co.	43,800	1,818,707
WingArc1st, Inc.	3,500	57,819
Workman Co. Ltd.	3,800	137,405
W-Scope Corp. (a)(b)	9,700	88,125
Yakult Honsha Co. Ltd.	25,600	1,616,410
YAMABIKO Corp.	6,300	68,204
Yamada Holdings Co. Ltd. (a)	125,200	367,933
Yamaguchi Financial Group, Inc.	30,000	201,114
Yamaha Corp.	27,900	1,072,946
Yamaha Motor Co. Ltd. (a)	59,600	1,710,547
YA-MAN Ltd. (a)	3,100	21,673
Yamato Holdings Co. Ltd.	57,000	1,031,455
Yamato Kogyo Co. Ltd.	7,700	328,474
Yamazaki Baking Co. Ltd.	24,500	331,110
Yamazen Corp.	8,300	63,746
Yaoko Co. Ltd. (a)	5,200	260,403
Yaskawa Electric Corp.	52,000	2,393,379
Yellow Hat Ltd.	4,700	60,420
Yodogawa Steel Works Ltd.	1,700	40,097
Yokogawa Bridge Holdings Corp.	3,400	59,609
Yokogawa Electric Corp.	55,000	1,016,421
Yokohama Rubber Co. Ltd. (a)	21,600	473,751
Yokorei Co. Ltd. (a)	11,000	89,339
Yokowo Co. Ltd.	3,600	46,368
Yonex Co. Ltd. (a)	14,000	135,275
Security Description	Shares	Value
Yoshinoya Holdings Co. Ltd. (a)	14,000	$ 247,834
Yuasa Trading Co. Ltd.	3,200	97,563
Yurtec Corp.	5,500	32,928
Z Holdings Corp.	556,600	1,339,228
Zenkoku Hosho Co. Ltd. (a)	9,100	315,897
Zenrin Co. Ltd.	3,600	23,029
Zensho Holdings Co. Ltd.	18,500	821,123
Zeon Corp.	29,100	281,682
ZERIA Pharmaceutical Co. Ltd.	2,600	44,144
Zojirushi Corp. (a)	5,000	61,619
ZOZO, Inc.	26,100	540,536
Zuken, Inc.	1,600	43,469
		872,176,272
JERSEY — 0.0% (f)
JTC PLC (d)	29,623	266,830
JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	33,889	816,398
KUWAIT — 0.2%
Agility Public Warehousing Co. KSC (b)	372,202	760,421
Al Ahli Bank of Kuwait KSCP	102,661	78,495
Boubyan Bank KSCP	246,041	514,303
Boubyan Petrochemicals Co. KSCP	71,706	173,954
Boursa Kuwait Securities Co. KPSC	8,000	48,473
Burgan Bank SAK	154,554	106,125
Commercial Real Estate Co. KSC	271,141	92,042
Gulf Bank KSCP	283,196	245,063
Gulf Cables & Electrical Industries Group Co. KSCP	18,764	69,964
Humansoft Holding Co. KSC	14,849	179,272
Jazeera Airways Co. KSCP	15,731	94,790
Kuwait Finance House KSCP	1,521,223	3,708,438
Kuwait International Bank KSCP	234,666	130,271
Kuwait Projects Co. Holding KSCP (b)	444,097	195,290
Mabanee Co. KPSC	112,543	310,064
Mezzan Holding Co. KSCC	29,758	51,606
Mobile Telecommunications Co. KSCP	386,766	654,152
National Bank of Kuwait SAKP	1,470,794	4,485,537
National Industries Group Holding SAK	306,180	203,214
National Real Estate Co. KPSC (b)	177,093	52,311
Salhia Real Estate Co. KSCP REIT	41,870	70,055

See accompanying notes to financial statements.
132

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	68,318	$ 44,456
Warba Bank KSCP	153,709	107,119
		12,375,415
LIECHTENSTEIN — 0.0% (f)
Implantica AG Class A, SDR (b)	2,687	4,528
LUXEMBOURG — 0.1%
APERAM SA (a)	15,447	482,279
ArcelorMittal SA	103,660	2,827,756
B&S Group Sarl (a)(d)	10,280	43,965
Eurofins Scientific SE	25,717	1,633,960
Reinet Investments SCA	28,979	639,597
SES SA	76,276	449,280
		6,076,837
MACAU — 0.1%
Galaxy Entertainment Group Ltd. (b)	450,000	2,866,602
MECOM Power & Construction Ltd.	378,000	47,815
Sands China Ltd. (b)	521,200	1,784,823
SJM Holdings Ltd. (b)	521,249	223,008
		4,922,248
MALAYSIA — 0.4%
Alliance Bank Malaysia Bhd	140,600	100,425
AMMB Holdings Bhd	372,600	289,483
Axiata Group Bhd	730,611	415,522
Axis Real Estate Investment Trust	239,618	93,948
Bank Islam Malaysia Bhd	65,900	27,560
Bermaz Auto Bhd	173,300	82,860
British American Tobacco Malaysia Bhd	23,500	51,201
Bursa Malaysia Bhd	132,900	183,489
Carlsberg Brewery Malaysia Bhd Class B	27,200	118,649
CELCOMDIGI Bhd	722,300	636,573
Chin Hin Group Bhd (b)	124,000	116,032
CIMB Group Holdings Bhd	1,250,060	1,356,900
CTOS Digital Bhd	342,900	102,407
D&O Green Technologies Bhd	50,200	39,742
Dialog Group Bhd	573,500	253,678
DRB-Hicom Bhd	194,800	56,063
Fraser & Neave Holdings Bhd	40,800	220,744
Frencken Group Ltd. (a)	40,300	26,981
Frontken Corp. Bhd	92,850	62,961
Gamuda Bhd	292,888	276,411
Genting Bhd	683,000	595,212
Genting Malaysia Bhd	880,900	465,032
Genting Plantations Bhd	53,800	68,006
Greatech Technology Bhd (b)	38,300	36,048
Hartalega Holdings Bhd	224,200	91,013
Security Description	Shares	Value
Heineken Malaysia Bhd	28,800	$ 161,046
Hong Leong Bank Bhd	171,432	697,312
Hong Leong Financial Group Bhd	57,800	218,693
IHH Healthcare Bhd	440,800	556,718
IJM Corp. Bhd	331,300	105,944
Inari Amertron Bhd	485,100	286,124
IOI Corp. Bhd	455,200	364,425
IOI Properties Group Bhd	371,500	85,245
Kossan Rubber Industries Bhd	156,300	43,258
KPJ Healthcare Bhd	237,200	56,918
Kuala Lumpur Kepong Bhd	82,769	390,235
Magnum Bhd	110,393	23,533
Malakoff Corp. Bhd	123,000	15,298
Malayan Banking Bhd	1,086,065	2,009,248
Malaysia Airports Holdings Bhd	174,341	257,200
Malaysia Building Society Bhd	371,600	51,826
Malaysian Pacific Industries Bhd	23,900	143,216
Maxis Bhd	577,200	507,622
Mega First Corp. BHD	55,600	36,603
MISC Bhd	215,100	330,259
MR DIY Group M Bhd (d)	394,800	134,703
My EG Services Bhd	1,056,899	170,324
Nestle Malaysia Bhd	19,800	555,715
Pentamaster Corp. Bhd	53,300	56,405
Petronas Chemicals Group Bhd	560,600	721,716
Petronas Dagangan Bhd	50,900	242,095
Petronas Gas Bhd	158,500	567,102
PPB Group Bhd	132,480	446,756
Press Metal Aluminium Holdings Bhd	742,400	749,306
Public Bank Bhd	2,914,900	2,406,669
QL Resources Bhd	177,750	204,122
RHB Bank Bhd	382,794	445,782
Scientex Bhd	136,600	101,071
Sime Darby Bhd	350,035	153,861
Sime Darby Plantation Bhd	312,943	278,720
Sime Darby Property Bhd	142,535	14,234
SKP Resources Bhd	339,125	79,335
SP Setia Bhd Group	134,214	15,713
Sports Toto Bhd	116,506	33,198
Sunway Real Estate Investment Trust	449,800	150,458
Supermax Corp. Bhd	400,272	68,751
Syarikat Takaful Malaysia Keluarga Bhd	36,789	26,182
Telekom Malaysia Bhd	261,786	275,755
Tenaga Nasional Bhd	470,200	912,233
TIME dotCom Bhd	123,300	137,527
Top Glove Corp. Bhd (b)	856,900	149,067
United Plantations Bhd	33,700	111,768
UWC Bhd	40,400	25,910

See accompanying notes to financial statements.
133

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
ViTrox Corp. Bhd	70,600	$ 120,977
VS Industry Bhd	444,000	86,782
Yinson Holdings Bhd	197,960	108,576
YTL Corp. Bhd	970,500	216,466
YTL Power International Bhd	329,600	91,907
		21,966,849
MALTA — 0.0% (f)
Kambi Group PLC (b)	4,950	90,922
Kindred Group PLC SDR	46,815	497,440
		588,362
MEXICO — 0.8%
Alfa SAB de CV Class A	604,500	375,378
Alsea SAB de CV (b)	104,100	336,934
America Movil SAB de CV	6,329,000	6,863,905
Arca Continental SAB de CV	103,200	1,058,687
Banco del Bajio SA (d)	157,900	478,934
Bolsa Mexicana de Valores SAB de CV	81,500	168,793
Borr Drilling Ltd. (b)	73,270	538,287
Cemex SAB de CV Series CPO (b)	3,008,964	2,122,881
Coca-Cola Femsa SAB de CV	104,035	867,924
Concentradora Fibra Danhos SA de CV REIT	88,800	111,528
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	174,300	243,606
Corp. Inmobiliaria Vesta SAB de CV (a)	138,300	447,789
FIBRA Macquarie Mexico REIT (d)	141,800	249,114
Fibra Uno Administracion SA de CV REIT	598,700	872,715
Fomento Economico Mexicano SAB de CV	386,200	4,267,892
Genomma Lab Internacional SAB de CV Class B	146,400	112,678
Gentera SAB de CV	207,000	221,478
Gruma SAB de CV Class B	38,450	616,034
Grupo Aeroportuario del Centro Norte SAB de CV	60,954	646,413
Grupo Aeroportuario del Pacifico SAB de CV Class B	76,100	1,363,237
Grupo Aeroportuario del Sureste SAB de CV Class B	37,825	1,052,475
Grupo Bimbo SAB de CV Class A	265,900	1,420,934
Grupo Carso SAB de CV Series A1	110,900	804,018
Grupo Financiero Banorte SAB de CV Class O	519,600	4,278,168
Grupo Financiero Inbursa SAB de CV Class O (a)(b)	422,100	1,000,705
Security Description	Shares	Value
Grupo Herdez SAB de CV	57,324	$ 148,503
Grupo Mexico SAB de CV	623,500	2,995,985
Grupo Rotoplas SAB de CV (b)	106,299	158,111
Grupo Televisa SAB Series CPO	485,800	498,816
Grupo Traxion SAB de CV (b)(d)	50,600	96,270
Industrias Penoles SAB de CV (a)(b)	39,220	549,819
Kimberly-Clark de Mexico SAB de CV Class A	308,400	684,574
La Comer SAB de CV	89,500	196,372
Megacable Holdings SAB de CV	58,600	134,896
Nemak SAB de CV (b)(d)	369,861	88,203
Operadora De Sites Mexicanos SAB de CV Class A, REIT	281,200	267,091
Orbia Advance Corp. SAB de CV	197,557	424,822
Prologis Property Mexico SA de CV REIT	135,245	501,535
Promotora y Operadora de Infraestructura SAB de CV	43,590	435,836
Qualitas Controladora SAB de CV (a)	41,700	308,838
Regional SAB de CV	49,700	359,394
Southern Copper Corp.	16,600	1,190,884
TF Administradora Industrial S de Real de CV REIT	144,000	275,817
Wal-Mart de Mexico SAB de CV	1,048,900	4,141,658
		43,977,931
NETHERLANDS — 3.1%
Aalberts NV	19,119	804,988
ABN AMRO Bank NV GDR (d)	80,754	1,254,949
Adyen NV (b)(d)	4,329	7,495,017
Aegon NV	355,705	1,805,363
Akzo Nobel NV	35,744	2,921,650
Alfen NV (a)(b)(d)	4,401	295,865
AMG Critical Materials NV	5,803	301,023
Arcadis NV	14,296	597,810
Argenx SE (b)	11,107	4,330,887
ASM International NV	9,282	3,940,454
ASML Holding NV	80,417	58,318,071
ASR Nederland NV	31,831	1,435,426
Basic-Fit NV (a)(b)(d)	10,532	402,598
BE Semiconductor Industries NV	15,209	1,649,177
Brunel International NV	7,083	92,317
Corbion NV	12,908	308,240
Ebusco Holding NV (a)(b)	4,374	36,906
Eurocommercial Properties NV REIT	7,494	174,034
Euronext NV (d)	15,997	1,087,835

See accompanying notes to financial statements.
134

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
EXOR NV	21,437	$ 1,913,427
Fastned BV CVA (a)(b)	521	15,432
Ferrovial SE	92,606	2,926,931
Flow Traders Ltd.	8,122	179,172
Fugro NV (b)	21,781	339,284
Heineken Holding NV	22,675	1,972,863
Heineken NV	51,705	5,316,190
IMCD NV	11,253	1,619,133
ING Groep NV	730,078	9,840,811
JDE Peet's NV	24,797	737,479
Koninklijke Ahold Delhaize NV	205,815	7,015,568
Koninklijke BAM Groep NV (a)	70,429	135,716
Koninklijke KPN NV	650,145	2,320,575
Koninklijke Philips NV (b)	185,687	4,022,663
Koninklijke Vopak NV	14,651	522,849
Meltwater NV (b)	16,118	26,990
NN Group NV (a)	57,947	2,144,669
NSI NV REIT	5,625	125,499
OCI NV (b)	19,989	480,028
Ordina NV	15,983	98,962
Pharming Group NV (a)(b)	152,999	179,302
PostNL NV (a)	103,830	181,078
Randstad NV	23,765	1,253,130
Redcare Pharmacy NV (b)(d)	2,918	302,163
SBM Offshore NV	29,643	406,272
Shell PLC	1,386,744	41,412,903
Sligro Food Group NV	3,660	62,954
TKH Group NV	8,595	426,520
TomTom NV (b)	14,221	110,531
Universal Music Group NV	163,437	3,630,053
Van Lanschot Kempen NV ADR	7,795	261,364
Vastned Retail NV REIT	2,401	51,157
Wereldhave NV REIT	8,129	124,215
Wolters Kluwer NV	51,369	6,521,305
		183,929,798
NEW ZEALAND — 0.2%
a2 Milk Co. Ltd. (b)	142,368	466,637
Air New Zealand Ltd. (b)	315,047	150,983
Auckland International Airport Ltd. (b)	249,187	1,307,354
Contact Energy Ltd.	202,923	1,008,251
Fisher & Paykel Healthcare Corp. Ltd. Class C	116,004	1,743,770
Fletcher Building Ltd.	234,710	780,987
Genesis Energy Ltd.	98,636	165,294
Goodman Property Trust REIT	225,549	306,765
Infratil Ltd.	161,281	1,004,627
Kiwi Property Group Ltd. REIT	265,963	148,767
Mercury NZ Ltd.	197,164	786,703
Meridian Energy Ltd.	258,605	889,004
Oceania Healthcare Ltd.	187,019	88,224
Security Description	Shares	Value
Ryman Healthcare Ltd.	134,966	$ 545,442
Spark New Zealand Ltd.	374,692	1,170,518
Summerset Group Holdings Ltd.	89,521	526,640
Xero Ltd. (b)	31,122	2,491,620
		13,581,586
NIGERIA — 0.0% (f)
Airtel Africa PLC (d)	191,753	262,801
NORWAY — 0.5%
Aker ASA Class A	4,585	260,354
Aker BP ASA	69,027	1,622,500
Aker Carbon Capture ASA (b)	106,133	139,561
Aker Horizons ASA (a)(b)	93,780	59,440
Aker Solutions ASA	44,829	162,640
Austevoll Seafood ASA	20,148	139,428
BEWi ASA (a)	5,000	18,808
BLUENORD ASA (b)	4,642	177,265
Bonheur ASA	5,974	144,979
Borregaard ASA	18,743	278,258
BW Offshore Ltd.	28,194	68,764
Crayon Group Holding ASA (a)(b)(d)	10,593	103,844
DNB Bank ASA	183,107	3,430,638
DNO ASA (a)	65,996	58,231
Elkem ASA (d)	56,997	132,174
Elopak ASA	40,800	88,923
Entra ASA (d)	11,808	107,437
Equinor ASA	188,606	5,502,267
Europris ASA (d)	25,386	169,590
FLEX LNG Ltd.	7,577	231,961
Frontline PLC	39,003	562,718
Gjensidige Forsikring ASA	37,674	604,661
Golden Ocean Group Ltd.	21,011	158,440
Grieg Seafood ASA	7,676	48,076
Hexagon Composites ASA (b)	16,673	42,460
Hexagon Purus ASA (b)	8,778	16,601
Hoegh Autoliners ASA	48,293	274,291
Kahoot! ASA (a)(b)	53,536	146,298
Kitron ASA	33,077	134,580
Kongsberg Gruppen ASA	17,491	796,526
Leroy Seafood Group ASA	48,893	185,884
Mowi ASA	86,521	1,375,313
MPC Container Ships ASA	56,147	96,221
NEL ASA (a)(b)	329,737	388,147
Nordic Semiconductor ASA (b)	28,101	343,461
Norsk Hydro ASA	265,326	1,584,637
Norske Skog ASA (a)(d)	55,138	217,329
Norwegian Air Shuttle ASA (b)	131,941	127,038
Nykode Therapeutics ASA (a)(b)	19,435	47,491
Odfjell Drilling Ltd. (b)	17,545	42,248
Orkla ASA	147,844	1,065,050
PGS ASA (b)	161,632	89,645

See accompanying notes to financial statements.
135

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Protector Forsikring ASA	9,425	$ 145,567
Salmar ASA	14,285	576,733
Schibsted ASA Class A	14,477	254,710
Schibsted ASA Class B	16,652	276,809
SpareBank 1 Nord Norge	20,807	188,623
Sparebank 1 Oestlandet	5,849	70,973
SpareBank 1 SMN	29,179	384,333
SpareBank 1 SR-Bank ASA	35,320	428,888
Stolt-Nielsen Ltd.	6,169	157,503
Storebrand ASA	91,645	716,122
Telenor ASA (a)	154,206	1,566,502
TGS ASA	25,936	387,192
TOMRA Systems ASA	43,754	705,210
Veidekke ASA	21,229	227,874
Wallenius Wilhelmsen ASA	19,594	136,054
		27,467,270
PERU — 0.0% (f)
Cia de Minas Buenaventura SAA ADR	44,100	324,135
Credicorp Ltd.	13,800	2,037,432
Hochschild Mining PLC	31,281	28,225
		2,389,792
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	337,830	333,242
ACEN Corp. (b)	141,480	13,865
Alliance Global Group, Inc.	450,900	109,622
AREIT, Inc.	100,200	62,989
Ayala Corp.	47,160	536,332
Ayala Land, Inc.	1,538,400	680,560
Bank of the Philippine Islands	463,760	915,746
BDO Unibank, Inc.	479,271	1,200,134
Bloomberry Resorts Corp. (b)	741,800	149,408
Cebu Air, Inc. (b)	4,500	3,060
Century Pacific Food, Inc.	145,200	67,340
Converge Information & Communications Technology Solutions, Inc. (b)	208,200	41,283
D&L Industries, Inc.	337,900	44,686
DMCI Holdings, Inc.	571,200	93,937
GT Capital Holdings, Inc.	17,217	160,898
International Container Terminal Services, Inc.	171,900	634,902
JG Summit Holdings, Inc.	515,090	416,130
Jollibee Foods Corp.	72,650	315,195
LT Group, Inc.	314,800	54,335
Manila Electric Co.	63,940	388,478
Manila Water Co., Inc.	223,300	74,758
Megaworld Corp.	1,365,000	49,362
Metro Pacific Investments Corp.	2,154,000	186,357
Metropolitan Bank & Trust Co.	379,496	383,941
MREIT, Inc.	312,900	82,420
PLDT, Inc.	13,395	317,320
Security Description	Shares	Value
Puregold Price Club, Inc.	338,780	$ 180,759
Robinsons Land Corp.	375,144	97,281
Robinsons Retail Holdings, Inc.	77,600	76,898
Security Bank Corp.	88,110	133,596
SM Investments Corp.	48,535	815,831
SM Prime Holdings, Inc.	1,854,000	1,106,441
Synergy Grid & Development Phils, Inc.	202,800	33,234
Universal Robina Corp.	280,030	699,040
Wilcon Depot, Inc.	99,300	43,444
		10,502,824
POLAND — 0.2%
Alior Bank SA (b)	22,775	271,317
Allegro.eu SA (b)(d)	95,228	750,921
Asseco Poland SA	9,859	194,828
Bank Millennium SA (b)	87,519	124,189
Bank Polska Kasa Opieki SA	36,787	1,004,167
Budimex SA	1,698	150,166
CCC SA (b)	7,588	78,780
CD Projekt SA	14,245	543,298
Cyfrowy Polsat SA	52,228	212,328
Dino Polska SA (b)(d)	9,902	1,157,739
Enea SA (b)	20,497	32,277
Eurocash SA	12,734	53,768
Grupa Azoty SA (b)	4,618	29,817
InPost SA (b)	49,382	535,828
Jastrzebska Spolka Weglowa SA (b)	9,529	94,023
KGHM Polska Miedz SA	28,580	791,941
KRUK SA (b)	3,415	343,139
LiveChat Software SA	2,013	63,861
LPP SA (b)	201	693,385
mBank SA (b)	2,974	297,511
Orange Polska SA (b)	94,679	162,947
PGE Polska Grupa Energetyczna SA (b)	179,697	321,096
Polski Koncern Naftowy ORLEN SA	125,526	1,991,018
Powszechna Kasa Oszczednosci Bank Polski SA	175,195	1,560,397
Powszechny Zaklad Ubezpieczen SA	113,606	1,102,750
Santander Bank Polska SA (b)	7,161	686,230
Tauron Polska Energia SA (b)	151,723	102,763
Warsaw Stock Exchange	6,425	60,216
XTB SA (b)(d)	6,081	62,174
		13,472,874
PORTUGAL — 0.1%
Altri SGPS SA	11,642	52,884
Banco Comercial Portugues SA Class R (b)	1,663,340	398,756
Corticeira Amorim SGPS SA	7,984	84,231
CTT-Correios de Portugal SA	16,915	64,302

See accompanying notes to financial statements.
136

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
EDP - Energias de Portugal SA	587,117	$ 2,869,105
Galp Energia SGPS SA (a)	96,824	1,131,267
Greenvolt-Energias Renovaveis SA (a)(b)	10,498	70,021
Jeronimo Martins SGPS SA	56,664	1,560,727
Mota-Engil SGPS SA	18,415	45,107
Navigator Co. SA	56,434	191,154
NOS SGPS SA	43,721	155,310
REN - Redes Energeticas Nacionais SGPS SA	80,102	218,091
Semapa-Sociedade de Investimento e Gestao	5,579	79,249
Sonae SGPS SA	160,077	157,349
		7,077,553
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	26,382	101,614
Baladna (b)	275,933	108,524
Barwa Real Estate Co.	422,730	303,901
Commercial Bank PSQC	636,893	1,022,360
Doha Bank QPSC	414,912	176,109
Dukhan Bank	100,299	108,742
Gulf International Services QSC	149,047	75,345
Gulf Warehousing Co.	42,346	38,703
Industries Qatar QSC	300,964	936,403
Masraf Al Rayan QSC	1,191,191	843,880
Medicare Group	24,653	43,380
Mesaieed Petrochemical Holding Co.	786,055	414,455
Ooredoo QPSC	134,267	403,539
Qatar Aluminum Manufacturing Co.	488,793	172,485
Qatar Electricity & Water Co. QSC	91,976	439,665
Qatar Fuel QSC	87,092	409,066
Qatar Gas Transport Co. Ltd.	445,685	498,709
Qatar Insurance Co. SAQ (b)	269,557	163,532
Qatar International Islamic Bank QSC	172,323	476,864
Qatar Islamic Bank SAQ	326,541	1,597,899
Qatar National Bank QPSC	922,111	3,922,126
Qatar National Cement Co. QSC	104,845	110,922
Qatar Navigation QSC	108,821	314,195
United Development Co. QSC	199,242	62,789
Vodafone Qatar QSC	302,258	155,098
		12,900,305
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	97,187	568,319
RUSSIA — 0.0%
Alrosa PJSC (b)(c)	330,200	—
Credit Bank of Moscow PJSC (b)(c)	2,707,900	—
Security Description	Shares	Value
Gazprom PJSC (c)	1,561,848	$ —
Gazprom PJSC ADR (b)(c)	107,570	—
Globaltrans Investment PLC GDR (b)(c)	26,586	—
Inter RAO UES PJSC (c)	5,356,000	—
LUKOIL PJSC (b)(c)	54,554	—
LUKOIL PJSC ADR (b)(c)	6,598	—
Magnit PJSC (b)(c)	10,601	—
Magnit PJSC GDR (b)(c)	4	—
MMC Norilsk Nickel PJSC (b)(c)	9,503	—
Mobile TeleSystems PJSC (c)	31,200	—
Mobile TeleSystems PJSC ADR (b)(c)	53,100	—
Moscow Exchange MICEX-Rates PJSC (b)(c)	191,435	—
Novatek PJSC GDR (b)(c)	13,594	—
Novolipetsk Steel PJSC (b)(c)	224,930	—
Ozon Holdings PLC ADR (b)(c)	6,439	—
PhosAgro PJSC (b)(c)	135	—
PhosAgro PJSC GDR (b)(c)	20,976	—
Polyus PJSC (b)(c)	4,492	—
Polyus PJSC GDR (b)(c)	1,062	—
Rosneft Oil Co. PJSC (b)(c)	169,478	—
Rostelecom PJSC (c)	100,000	—
Sberbank of Russia PJSC (b)(c)	1,586,024	—
Severstal PAO (b)(c)	31,441	—
Sistema PJSFC GDR (b)(c)	40,100	—
Surgutneftegas PJSC (c)	888,900	—
Tatneft PJSC (c)	187,335	—
Tatneft PJSC ADR (b)(c)	3,048	—
TCS Group Holding PLC GDR (b)(c)	17,965	—
VK Co. Ltd. GDR (b)(c)	17,475	—
VTB Bank PJSC (b)(c)	437,390,000	—
X5 Retail Group NV GDR (b)(c)	17,591	—
Yandex NV Class A (b)(c)	46,029	—
		—
SAUDI ARABIA — 1.1%
Abdullah Al Othaim Markets Co.	65,810	245,972
ACWA Power Co.	14,377	642,662
Advanced Petrochemical Co.	19,011	225,454
Al Hammadi Holding	27,000	440,620
Al Jouf Agricultural Development Co.	6,797	97,676
Al Masane Al Kobra Mining Co.	7,686	159,986
Al Moammar Information Systems Co.	3,626	151,077
Al Rajhi Bank	382,340	7,483,221
Al Rajhi Co. for Co-operative Insurance (b)	4,209	153,740

See accompanying notes to financial statements.
137

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Alamar Foods	3,456	$ 120,707
Al-Dawaa Medical Services Co.	6,646	175,566
Aldrees Petroleum & Transport Services Co.	6,835	228,005
Alinma Bank	193,417	1,738,416
AlKhorayef Water & Power Technologies Co.	1,564	66,877
Almarai Co. JSC	52,392	848,685
Almunajem Foods Co.	3,218	56,585
Alujain Corp.	7,396	88,682
Arab National Bank	121,811	858,946
Arabian Cement Co.	9,227	97,924
Arabian Contracting Services Co.	2,606	123,744
Arabian Internet & Communications Services Co.	5,390	464,848
Arriyadh Development Co.	18,294	98,720
Astra Industrial Group	6,255	145,026
Ataa Educational Co.	3,559	73,580
Bank AlBilad	98,457	1,021,365
Bank Al-Jazira	87,273	427,296
Banque Saudi Fransi	118,217	1,320,611
BinDawood Holding Co.	14,548	288,191
Bupa Arabia for Cooperative Insurance Co.	15,525	768,241
City Cement Co.	6,348	43,373
Co. for Cooperative Insurance	11,596	432,837
Dallah Healthcare Co.	7,407	332,798
Dar Al Arkan Real Estate Development Co. (b)	96,566	398,861
Dr Sulaiman Al Habib Medical Services Group Co.	17,482	1,337,543
Dur Hospitality Co. (b)	29,415	218,444
Eastern Province Cement Co.	9,470	118,824
Elm Co.	5,065	788,694
Emaar Economic City (b)	74,864	187,575
Etihad Etisalat Co.	76,843	985,765
Fawaz Abdulaziz Al Hokair & Co. Class C (b)	6,323	27,188
Herfy Food Services Co.	2,033	20,303
Jadwa REIT Saudi Fund	30,786	110,087
Jarir Marketing Co.	102,170	451,593
Leejam Sports Co. JSC	3,769	130,093
Maharah Human Resources Co.	2,650	39,961
Methanol Chemicals Co. (b)	5,913	40,215
Middle East Healthcare Co. (b)	11,802	222,913
Middle East Paper Co.	12,176	112,920
Mobile Telecommunications Co. Saudi Arabia (b)	86,172	325,325
Mouwasat Medical Services Co.	8,514	551,994
Security Description	Shares	Value
Nahdi Medical Co.	8,502	$ 387,078
Najran Cement Co.	15,550	58,821
National Agriculture Development Co. (b)	20,791	229,597
National Co. for Learning & Education	2,895	90,547
National Gas & Industrialization Co.	6,570	113,942
National Industrialization Co. Class C (b)	71,502	286,194
National Medical Care Co.	5,781	198,213
Northern Region Cement Co.	17,439	55,808
Qassim Cement Co.	8,869	173,096
Rabigh Refining & Petrochemical Co. (b)	74,321	229,716
Retal Urban Development Co.	38,750	117,970
Riyad Bank	274,001	2,474,124
SABIC Agri-Nutrients Co.	42,395	1,472,542
Sahara International Petrochemical Co.	64,237	641,524
Saudi Airlines Catering Co.	7,183	189,843
Saudi Arabian Mining Co. (b)	245,317	2,771,399
Saudi Arabian Oil Co. (d)	514,991	4,460,877
Saudi Aramco Base Oil Co.	5,000	183,835
Saudi Awwal Bank	182,094	1,854,041
Saudi Basic Industries Corp.	170,391	4,033,458
Saudi Cement Co.	14,485	229,400
Saudi Ceramic Co.	7,008	62,753
Saudi Chemical Co. Holding	167,160	169,042
Saudi Co. For Hardware CJSC (b)	5,311	50,825
Saudi Electricity Co.	148,969	901,357
Saudi Fisheries Co. (b)	5,167	42,474
Saudi Ground Services Co. (b)	13,747	126,495
Saudi Industrial Investment Group	64,262	458,156
Saudi Investment Bank	80,181	365,874
Saudi Kayan Petrochemical Co. (b)	124,148	459,337
Saudi National Bank	566,046	5,582,757
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	10,157	103,207
Saudi Public Transport Co. (b)	5,953	30,510
Saudi Real Estate Co. (b)	23,689	88,597
Saudi Research & Media Group (b)	6,257	315,844
Saudi Tadawul Group Holding Co.	10,513	529,220
Saudi Telecom Co.	370,766	4,323,032
Saudia Dairy & Foodstuff Co.	3,420	290,874
Savola Group	57,324	637,589
Seera Group Holding (b)	26,096	185,022
Sinad Holding Co. (b)	26,480	91,381

See accompanying notes to financial statements.
138

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Southern Province Cement Co.	12,949	$ 185,340
Theeb Rent A Car Co.	3,661	74,919
United Electronics Co.	7,266	142,193
United International Transportation Co.	5,610	110,354
Yamama Cement Co.	14,880	149,367
Yanbu Cement Co.	10,069	115,651
Yanbu National Petrochemical Co.	52,917	672,876
		62,006,800
SINGAPORE — 1.0%
AEM Holdings Ltd. (a)	42,600	117,465
AIMS APAC REIT	112,100	103,031
BW LPG Ltd. (d)	15,776	157,721
CapitaLand Ascendas REIT	733,874	1,480,191
CapitaLand Ascott Trust Stapled Security	453,485	363,192
CapitaLand China Trust REIT	303,800	229,410
Capitaland India Trust	200,300	169,070
CapitaLand Integrated Commercial Trust REIT	1,146,129	1,623,082
Capitaland Investment Ltd.	513,300	1,260,263
CDL Hospitality Trusts Stapled Security	187,168	169,536
City Developments Ltd.	98,400	490,473
ComfortDelGro Corp. Ltd.	436,800	375,053
DBS Group Holdings Ltd.	361,168	8,428,352
Digital Core REIT Management Pte. Ltd. (a)	126,900	60,479
ESR-LOGOS REIT	1,281,720	318,371
Far East Hospitality Trust Stapled Security	140,900	65,703
Frasers Centrepoint Trust REIT	191,792	311,187
Frasers Hospitality Trust Stapled Security	135,000	46,991
Frasers Logistics & Commercial Trust REIT	579,639	536,337
Genting Singapore Ltd.	1,162,900	810,290
Golden Energy & Resources Ltd. (b)	129,800	17,294
Grab Holdings Ltd. Class A (a)(b)	367,700	1,261,211
Hafnia Ltd.	39,906	195,385
Hong Fok Corp. Ltd.	61,000	44,975
Hour Glass Ltd.	39,800	58,895
iFAST Corp. Ltd.	23,300	79,437
IGG, Inc. (b)	181,000	89,934
Jardine Cycle & Carriage Ltd.	18,400	474,129
Kenon Holdings Ltd.	5,301	123,858
Keppel Corp. Ltd.	320,300	1,592,933
Keppel DC REIT	271,500	434,487
Keppel Infrastructure Trust	791,175	298,611
Keppel Pacific Oak U.S. REIT	154,800	48,762
Keppel REIT	413,500	275,783
Security Description	Shares	Value
Lendlease Global Commercial REIT	315,527	$ 154,192
Manulife U.S. Real Estate Investment Trust	345,200	59,931
Mapletree Industrial Trust REIT	394,950	645,682
Mapletree Logistics Trust REIT	681,847	819,514
Mapletree Pan Asia Commercial Trust REIT	467,568	562,101
Nanofilm Technologies International Ltd. (a)	42,200	42,354
Netlink NBN Trust	570,700	360,942
Olam Group Ltd.	198,325	204,443
OUE Commercial Real Estate Investment Trust	402,200	98,072
Oversea-Chinese Banking Corp. Ltd.	678,011	6,163,529
PARAGON REIT	269,900	190,816
Parkway Life Real Estate Investment Trust	87,600	252,843
Raffles Medical Group Ltd.	139,876	140,800
Riverstone Holdings Ltd. (a)	100,800	46,273
Sasseur Real Estate Investment Trust	189,800	99,018
SATS Ltd. (b)	208,536	398,649
Sea Ltd. ADR (b)	72,700	4,219,508
Seatrium Ltd. (b)	8,808,410	816,406
Sembcorp Industries Ltd.	196,600	837,137
Sheng Siong Group Ltd.	144,600	175,313
SIA Engineering Co. Ltd. (b)	80,800	148,949
Silverlake Axis Ltd.	92,400	20,824
Singapore Airlines Ltd. (a)	264,300	1,399,285
Singapore Exchange Ltd.	169,100	1,203,349
Singapore Post Ltd.	224,900	74,985
Singapore Technologies Engineering Ltd.	481,700	1,313,476
Singapore Telecommunications Ltd.	1,701,500	3,149,255
Starhill Global REIT	385,208	146,776
StarHub Ltd.	126,800	97,532
STMicroelectronics NV	136,335	6,798,241
Straits Trading Co. Ltd.	47,790	72,856
Suntec Real Estate Investment Trust	452,600	432,303
TDCX, Inc. ADR (b)	7,200	56,952
UMS Holdings Ltd.	309,000	243,120
United Overseas Bank Ltd.	253,193	5,250,381
UOL Group Ltd.	92,833	442,159
Venture Corp. Ltd.	53,400	582,601
Yangzijiang Financial Holding Ltd. (a)	370,300	93,287
		59,925,745
SOUTH AFRICA — 0.9%
Absa Group Ltd.	159,386	1,417,300
AECI Ltd.	27,750	133,085

See accompanying notes to financial statements.
139

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
African Rainbow Minerals Ltd.	19,779	$ 207,900
Afrimat Ltd.	38,727	125,357
Anglo American Platinum Ltd. (a)	9,843	443,289
Anglo American PLC	261,907	7,465,341
Aspen Pharmacare Holdings Ltd.	73,292	712,387
Astral Foods Ltd.	3,513	28,496
AVI Ltd.	55,269	198,835
Barloworld Ltd. (a)	32,805	148,455
Bid Corp. Ltd.	62,324	1,363,482
Bidvest Group Ltd.	53,744	744,315
Capitec Bank Holdings Ltd.	17,290	1,434,938
Clicks Group Ltd.	44,641	617,442
Coronation Fund Managers Ltd.	44,887	77,674
DataTec Ltd.	60,275	124,435
Dis-Chem Pharmacies Ltd. (d)	55,496	69,270
Discovery Ltd. (b)	93,878	724,786
DRDGOLD Ltd.	44,155	46,518
Equites Property Fund Ltd. REIT	160,356	97,956
Exxaro Resources Ltd.	45,971	399,744
FirstRand Ltd.	956,795	3,473,432
Fortress Real Estate Investments Ltd. Class A, REIT (b)	237,535	161,555
Fortress Real Estate Investments Ltd. Class B, REIT (b)	395,213	105,857
Foschini Group Ltd.	59,911	298,598
Gold Fields Ltd.	175,270	2,427,641
Grindrod Ltd.	30,822	15,614
Growthpoint Properties Ltd. REIT	731,511	451,501
Harmony Gold Mining Co. Ltd.	102,551	430,355
Hosken Consolidated Investments Ltd.	23,694	281,899
Hyprop Investments Ltd. REIT	99,797	162,232
Impala Platinum Holdings Ltd.	159,941	1,061,581
Investec Ltd.	43,726	245,396
Investec Property Fund Ltd. REIT	58,715	23,093
JSE Ltd.	20,858	100,474
KAP Ltd.	705,488	100,831
Kumba Iron Ore Ltd.	12,546	293,898
Life Healthcare Group Holdings Ltd.	263,521	286,659
Momentum Metropolitan Holdings	228,762	218,696
Motus Holdings Ltd.	19,611	103,997
Mr Price Group Ltd. (a)	48,289	366,983
MTN Group Ltd.	322,288	2,359,187
Security Description	Shares	Value
MultiChoice Group	79,925	$ 403,999
Naspers Ltd. Class N	42,074	7,572,970
Nedbank Group Ltd.	86,551	1,047,248
Netcare Ltd.	174,105	132,805
Ninety One Ltd.	38,097	82,199
Northam Platinum Holdings Ltd. (b)	70,793	470,223
Oceana Group Ltd.	11,307	42,196
Old Mutual Ltd. (e)	851,334	546,188
Old Mutual Ltd. (a)(e)	315,585	204,668
Omnia Holdings Ltd.	27,807	88,523
OUTsurance Group Ltd.	238,793	429,647
Pepkor Holdings Ltd. (d)	534,616	466,834
Pick n Pay Stores Ltd. (a)	59,699	122,866
PSG Konsult Ltd.	277,652	194,005
Redefine Properties Ltd. REIT	1,546,663	268,887
Remgro Ltd.	100,371	781,291
Resilient REIT Ltd.	55,944	125,296
Reunert Ltd.	47,667	148,201
Royal Bafokeng Platinum Ltd.	20,752	137,169
Sanlam Ltd.	358,987	1,108,814
Santam Ltd.	7,575	116,164
Sappi Ltd. (a)	130,549	269,581
Sasol Ltd.	118,742	1,465,672
Scatec ASA (a)(d)	19,215	126,017
Shoprite Holdings Ltd.	100,750	1,203,976
Sibanye Stillwater Ltd.	525,904	808,112
SPAR Group Ltd. (a)	38,271	212,715
Standard Bank Group Ltd.	255,096	2,399,570
Super Group Ltd.	99,955	170,002
Telkom SA SOC Ltd. (b)	39,144	65,596
Thungela Resources Ltd.	37,800	295,414
Tiger Brands Ltd. (a)	36,103	318,392
Transaction Capital Ltd.	95,406	29,443
Truworths International Ltd.	74,129	222,098
Vodacom Group Ltd.	120,806	749,988
Vukile Property Fund Ltd. REIT (a)	94,716	62,872
Wilson Bayly Holmes-Ovcon Ltd. (b)	5,617	31,065
Woolworths Holdings Ltd.	181,118	684,061
		53,155,251
SOUTH KOREA — 3.4%
ABLBio, Inc. (b)	7,302	108,271
Advanced Nano Products Co. Ltd.	1,228	116,037
Aekyung Chemical Co. Ltd.	2,911	47,516
AfreecaTV Co. Ltd.	1,389	77,763
Ahnlab, Inc.	2,297	111,826
Alteogen, Inc. (b)	7,194	236,680
Amorepacific Corp.	5,499	409,320
AMOREPACIFIC Group	4,655	93,296
Ananti, Inc. (b)	6,092	32,665
Asiana Airlines, Inc. (b)	10,835	101,116
BGF retail Co. Ltd.	1,557	206,826

See accompanying notes to financial statements.
140

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
BH Co. Ltd.	3,403	$ 70,272
Bioneer Corp. (a)(b)	5,103	189,536
BNK Financial Group, Inc.	51,708	272,943
Boryung	3,324	20,770
Bukwang Pharmaceutical Co. Ltd. (b)	3,983	21,772
CANARIABIO, Inc. (b)	4,187	75,309
Caregen Co. Ltd.	1,278	253,203
Cellivery Therapeutics, Inc. (b)	6,215	31,508
Celltrion Healthcare Co. Ltd.	21,206	1,061,700
Celltrion Pharm, Inc. (b)	2,933	171,069
Celltrion, Inc.	21,755	2,539,257
Chabiotech Co. Ltd. (b)	6,622	71,885
Cheil Worldwide, Inc.	15,138	208,990
Chong Kun Dang Pharmaceutical Corp.	2,168	135,308
Chunbo Co. Ltd.	931	137,154
CJ CGV Co. Ltd. (b)	2,246	15,896
CJ CheilJedang Corp.	1,508	309,020
CJ Corp.	3,512	182,237
CJ ENM Co. Ltd. (b)	1,582	75,574
CJ Logistics Corp.	1,096	63,786
Classys, Inc.	7,582	186,757
Com2uSCorp	2,104	97,634
Cosmax, Inc. (b)	3,323	235,326
CosmoAM&T Co. Ltd. (b)	4,564	651,842
Cosmochemical Co. Ltd. (b)	4,568	163,891
Coway Co. Ltd.	14,121	471,875
Creative & Innovative System (b)	9,226	96,952
CS Wind Corp.	5,047	332,428
Cuckoo Homesys Co. Ltd.	1,764	31,555
Daeduck Electronics Co. Ltd.	8,563	211,275
Daejoo Electronic Materials Co. Ltd.	1,712	126,275
Daesang Corp.	4,987	65,149
Daesung Holdings Co. Ltd.	839	9,404
Daewoo Engineering & Construction Co. Ltd. (b)	52,482	162,762
Daewoong Co. Ltd.	2,154	20,528
Daewoong Pharmaceutical Co. Ltd.	1,213	88,845
Daishin Securities Co. Ltd.	3,580	36,735
Danal Co. Ltd. (b)	15,211	46,717
Daou Data Corp.	2,499	25,636
Daou Technology, Inc.	6,450	86,128
Dawonsys Co. Ltd. (b)	3,177	33,531
DB HiTek Co. Ltd.	7,593	366,072
DB Insurance Co. Ltd.	8,568	486,641
Dear U Co. Ltd. (b)	7,301	216,373
Delivery Hero SE (b)(d)	35,303	1,557,285
Dentium Co. Ltd.	2,224	245,930
Devsisters Co. Ltd. (b)	551	18,363
DGB Financial Group, Inc.	26,545	146,888
DI Dong Il Corp.	3,128	50,494
DL E&C Co. Ltd.	4,830	128,065
Security Description	Shares	Value
DL Holdings Co. Ltd.	2,132	$ 67,083
DN Automotive Corp.	454	31,525
Dong-A Socio Holdings Co. Ltd.	363	23,426
Dong-A ST Co. Ltd.	552	24,042
Dongjin Semichem Co. Ltd.	5,592	180,200
DongKook Pharmaceutical Co. Ltd.	4,240	46,240
Dongkuk CM Co. Ltd. (b)	4,631	38,766
Dongkuk Steel Mill Co. Ltd. (b)	7,685	63,106
Dongsuh Cos., Inc.	7,745	112,019
Dongwha Enterprise Co. Ltd. (b)	681	20,810
Doosan Bobcat, Inc.	11,020	492,594
Doosan Co. Ltd.	801	55,364
Doosan Enerbility Co. Ltd. (b)	88,571	1,223,828
Doosan Fuel Cell Co. Ltd. (b)	7,357	161,354
DoubleUGames Co. Ltd.	843	27,051
Douzone Bizon Co. Ltd.	2,524	59,538
Duk San Neolux Co. Ltd. (b)	1,243	43,616
Echo Marketing, Inc.	1,570	12,330
Ecopro BM Co. Ltd. (a)	9,689	1,843,128
Ecopro Co. Ltd. (a)	4,391	2,536,355
Ecopro HN Co. Ltd.	2,376	112,197
E-MART, Inc.	3,457	202,418
Enchem Co. Ltd. (b)	1,234	67,110
Enplus Co. Ltd. (b)	11,410	78,736
Eo Technics Co. Ltd.	1,483	127,065
Eoflow Co. Ltd. (b)	4,815	104,081
ESR Kendall Square REIT Co. Ltd.	16,720	51,009
Eugene Technology Co. Ltd.	1,603	41,655
F&F Co. Ltd.	2,987	272,265
Fila Holdings Corp.	9,123	277,842
Foosung Co. Ltd. (a)	13,563	131,807
GC Cell Corp.	1,225	36,682
GemVax & Kael Co. Ltd. (b)	3,211	34,540
GeneOne Life Science, Inc. (b)	11,851	35,235
Genexine, Inc. (b)	4,490	34,992
Geolit Energy Co. Ltd. (b)	5,560	47,319
Giantstep, Inc. (b)	511	5,988
GOLFZON Co. Ltd.	868	76,675
Grand Korea Leisure Co. Ltd. (b)	3,328	41,407
Green Cross Corp.	671	58,691
Green Cross Holdings Corp.	5,248	56,964
GS Engineering & Construction Corp.	13,657	194,505
GS Holdings Corp.	9,827	273,903
GS Retail Co. Ltd.	6,723	117,133
HAESUNG DS Co. Ltd.	2,588	119,817
Hana Financial Group, Inc.	58,751	1,753,865
Hana Materials, Inc.	2,047	82,439
Hana Micron, Inc.	5,811	97,275
Hana Tour Service, Inc. (b)	1,100	42,778

See accompanying notes to financial statements.
141

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Hanall Biopharma Co. Ltd. (b)	12,699	$ 201,061
Handsome Co. Ltd.	1,555	27,529
Hanil Cement Co. Ltd.	5,238	49,313
Hankook & Co. Co. Ltd.	2,676	24,233
Hankook Tire & Technology Co. Ltd.	18,375	482,083
Hanmi Pharm Co. Ltd.	1,512	355,252
Hanmi Semiconductor Co. Ltd.	8,935	206,189
Hanon Systems	32,462	226,345
Hansae Co. Ltd.	2,164	35,404
Hansol Chemical Co. Ltd.	1,576	288,787
Hanssem Co. Ltd. (b)	2,499	82,358
Hanwha Aerospace Co. Ltd.	10,677	1,034,060
Hanwha Corp.	6,452	147,288
Hanwha Galleria Corp. (b)	21,189	24,395
Hanwha Investment & Securities Co. Ltd. (b)	13,008	26,410
Hanwha Life Insurance Co. Ltd. (b)	83,342	163,716
Hanwha Solutions Corp. (b)	20,573	663,433
Hanwha Systems Co. Ltd. (a)	37,056	412,333
Harim Holdings Co. Ltd.	12,382	73,274
HD Hyundai Co. Ltd.	8,826	402,828
HD Hyundai Construction Equipment Co. Ltd.	2,085	136,216
HD Hyundai Electric Co. Ltd.	3,621	179,579
HD Hyundai Energy Solutions Co. Ltd.	1,044	30,812
HD Hyundai Heavy Industries Co. Ltd. (b)	4,406	442,801
HD Hyundai Infracore Co. Ltd.	22,092	201,442
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	8,613	765,652
HDC Hyundai Development Co-Engineering & Construction Class E	6,351	55,126
Helixmith Co. Ltd. (b)	3,526	17,662
Hite Jinro Co. Ltd.	4,760	78,257
HK inno N Corp.	3,166	72,563
HL Mando Co. Ltd.	6,581	270,721
HLB Life Science Co. Ltd. (b)	13,171	102,207
HLB, Inc. (b)	23,106	573,666
HMM Co. Ltd.	50,138	720,943
Hotel Shilla Co. Ltd.	5,903	330,343
HPSP Co. Ltd. (a)	9,413	205,254
Hugel, Inc. (b)	1,296	108,741
Humasis Co. Ltd. (b)	22,968	44,934
HYBE Co. Ltd. (b)	3,943	850,371
Hydro Lithium, Inc. (b)	2,878	66,123
Hyosung Advanced Materials Corp. Class C	422	148,197
Hyosung Corp.	858	41,209
Security Description	Shares	Value
Hyosung Heavy Industries Corp. (b)	563	$ 49,340
Hyosung TNC Corp.	406	117,929
Hyundai Autoever Corp.	998	106,705
Hyundai Bioscience Co. Ltd. (b)	5,884	119,199
Hyundai Department Store Co. Ltd.	2,120	79,488
Hyundai Elevator Co. Ltd.	4,885	149,715
Hyundai Engineering & Construction Co. Ltd.	17,107	497,282
Hyundai Glovis Co. Ltd.	4,136	622,696
Hyundai Green Food (b)	1,825	17,673
Hyundai Home Shopping Network Corp.	629	21,886
Hyundai Marine & Fire Insurance Co. Ltd.	11,464	270,492
Hyundai Mipo Dockyard Co. Ltd. (b)	5,058	323,968
Hyundai Mobis Co. Ltd.	12,148	2,150,766
Hyundai Motor Co.	27,652	4,349,503
Hyundai Motor Co. Preference Shares (e)	7,172	599,012
Hyundai Motor Co. Preference Shares (e)	4,833	400,000
Hyundai Rotem Co. Ltd. (b)	15,169	422,353
Hyundai Steel Co.	18,969	488,805
Hyundai Wia Corp.	2,354	120,231
Il Dong Pharmaceutical Co. Ltd. (b)	2,600	31,266
Iljin Hysolus Co. Ltd. (b)	3,038	76,600
Industrial Bank of Korea	55,414	435,911
Innocean Worldwide, Inc.	814	24,352
Innox Advanced Materials Co. Ltd.	3,006	89,054
Intellian Technologies, Inc. (a)	1,615	90,544
INTOPS Co. Ltd.	1,469	37,950
IS Dongseo Co. Ltd. (b)	3,285	83,480
ISC Co. Ltd. (a)	5,870	247,502
ISU Chemical Co. Ltd.	2,929	58,839
ITM Semiconductor Co. Ltd. (b)	206	3,489
Jahwa Electronics Co. Ltd. (b)	2,798	71,006
JB Financial Group Co. Ltd.	28,335	182,368
Jeio Co. Ltd. (b)	1,882	46,262
Jeisys Medical, Inc. (b)	16,731	131,821
Jeju Air Co. Ltd. (b)	3,342	37,844
Jin Air Co. Ltd. (b)	2,445	31,225
JR Global Reit	58,381	190,128
Jusung Engineering Co. Ltd.	4,388	63,791
JW Pharmaceutical Corp.	1,577	27,929
JYP Entertainment Corp.	7,133	711,909
K Car Co. Ltd.	2,518	28,801
Kakao Corp.	61,839	2,322,668
Kakao Games Corp. (b)	5,672	142,738
KakaoBank Corp.	33,078	601,339

See accompanying notes to financial statements.
142

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Kakaopay Corp. (a)(b)	4,976	$ 178,922
Kangwon Energy Co. Ltd. (b)	2,866	50,352
Kangwon Land, Inc.	16,728	221,525
KB Financial Group, Inc.	78,170	2,837,155
KCC Corp.	1,069	160,216
KCC Glass Corp.	1,162	39,263
KEPCO Engineering & Construction Co., Inc.	2,045	108,345
KEPCO Plant Service & Engineering Co. Ltd.	3,509	89,136
KG Chemical Corp.	1,527	50,581
KG DONGBUSTEEL	4,738	32,757
Kia Corp.	52,734	3,552,216
KIWOOM Securities Co. Ltd.	4,384	296,247
KMW Co. Ltd. (b)	4,866	55,024
Koh Young Technology, Inc.	7,925	93,347
Kolmar BNH Co. Ltd.	790	11,532
Kolmar Korea Co. Ltd.	2,978	99,826
Kolon Industries, Inc.	2,530	96,423
KoMiCo Ltd.	1,382	65,027
Komipharm International Co. Ltd. (b)	4,676	24,493
Korea Aerospace Industries Ltd.	20,387	827,981
Korea Electric Power Corp. (b)	51,414	804,659
Korea Electric Terminal Co. Ltd.	599	27,646
Korea Investment Holdings Co. Ltd.	8,386	330,742
Korea Line Corp. (b)	17,625	27,209
Korea Petrochemical Ind Co. Ltd.	507	54,033
Korea Zinc Co. Ltd.	1,735	644,438
Korean Air Lines Co. Ltd.	46,136	855,876
Korean Reinsurance Co.	28,528	151,881
Krafton, Inc. (b)	5,915	880,924
KT Corp.	12,940	292,921
KT&G Corp.	20,767	1,304,509
Kum Yang Co. Ltd. (a)(b)	5,952	242,453
Kumho Petrochemical Co. Ltd.	3,498	353,712
Kumho Tire Co., Inc. (b)	10,539	38,060
Kyung Dong Navien Co. Ltd.	1,463	56,697
L&C Bio Co. Ltd.	4,321	113,826
L&F Co. Ltd.	4,951	921,461
Lake Materials Co. Ltd. (a)(b)	7,818	115,905
LEENO Industrial, Inc.	3,095	347,774
LegoChem Biosciences, Inc. (b)	3,050	85,019
LG Chem Ltd.	9,894	5,036,657
LG Chem Ltd. Preference Shares	1,534	412,103
LG Corp.	18,897	1,267,239
LG Display Co. Ltd. (b)	47,510	571,008
LG Electronics, Inc.	21,120	2,044,172
LG Energy Solution Ltd. (b)	7,048	2,971,380
Security Description	Shares	Value
LG H&H Co. Ltd.	2,348	$ 820,544
LG Innotek Co. Ltd.	2,814	666,611
LG Uplus Corp.	38,245	312,057
LIG Nex1 Co. Ltd.	4,497	277,229
Lotte Chemical Corp.	4,266	502,074
Lotte Chilsung Beverage Co. Ltd.	412	39,737
Lotte Energy Materials Corp.	5,252	193,621
LOTTE Fine Chemical Co. Ltd. (a)	2,494	131,816
LOTTE Reit Co. Ltd.	26,435	73,440
Lotte Rental Co. Ltd.	2,023	42,918
Lotte Shopping Co. Ltd.	2,741	143,044
Lotte Tour Development Co. Ltd. (b)	3,330	26,604
Lotte Wellfood Co. Ltd.	1,011	77,922
LS Corp.	3,546	251,327
LS Electric Co. Ltd.	3,457	209,074
Lunit, Inc. (b)	1,217	136,153
LX Holdings Corp.	5,008	30,146
LX INTERNATIONAL Corp.	14,247	391,978
LX Semicon Co. Ltd.	2,737	238,232
Mcnex Co. Ltd.	1,909	43,826
MedPacto, Inc. (b)	2,173	31,908
Medytox, Inc.	1,333	239,230
MegaStudyEdu Co. Ltd.	1,164	45,968
Meritz Financial Group, Inc. (b)	35,084	1,112,374
Mirae Asset Securities Co. Ltd.	47,797	263,623
MNTech Co. Ltd.	4,310	72,900
Myoung Shin Industrial Co. Ltd. (b)	3,805	68,224
Namhae Chemical Corp.	6,640	43,516
Naturecell Co. Ltd. (b)	12,479	78,558
NAVER Corp.	26,179	3,664,664
NCSoft Corp.	3,175	714,992
Neowiz (b)	1,925	57,865
NEPES Corp. (b)	1,564	23,527
Netmarble Corp. (b)(d)	3,351	125,849
Nexon Games Co. Ltd. (b)	6,243	108,056
NEXTIN, Inc.	1,384	80,529
NH Investment & Securities Co. Ltd. Class C	30,485	221,742
NHN Corp. (b)	3,708	69,518
NHN KCP Corp.	2,299	17,610
NICE Holdings Co. Ltd.	2,514	22,393
NICE Information Service Co. Ltd.	10,100	78,638
NKMax Co. Ltd. (b)	9,231	101,320
NongShim Co. Ltd.	521	157,326
OCI Co. Ltd. (b)	993	91,941
OCI Holdings Co. Ltd. (a)	2,193	189,549
Orion Corp.	4,950	451,437
Orion Holdings Corp.	5,222	58,334
Oscotec, Inc. (b)	5,686	100,642
Ottogi Corp.	406	121,012

See accompanying notes to financial statements.
143

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Pan Ocean Co. Ltd.	41,685	$ 164,780
Paradise Co. Ltd. (b)	12,649	136,173
Park Systems Corp.	970	139,044
Partron Co. Ltd.	11,769	82,162
Pearl Abyss Corp. (b)	6,377	256,596
People & Technology, Inc.	2,453	101,353
PharmaResearch Co. Ltd.	1,311	143,602
Pharmicell Co. Ltd. (b)	11,563	65,751
PI Advanced Materials Co. Ltd.	1,584	45,905
Poongsan Corp.	1,946	64,315
Posco DX Co. Ltd.	10,654	123,921
POSCO Future M Co. Ltd.	6,142	1,657,076
POSCO Holdings, Inc.	14,578	4,314,386
Posco International Corp.	9,199	279,991
Posco M-Tech Co. Ltd.	4,127	72,794
PSK, Inc.	2,330	40,455
Rainbow Robotics (a)(b)	3,635	254,112
RFHIC Corp.	1,320	22,118
S&S Tech Corp.	2,995	126,808
S-1 Corp.	3,092	125,472
Sam Chun Dang Pharm Co. Ltd. (b)	2,749	115,086
Sam-A Aluminum Co. Ltd.	1,022	73,906
Samchully Co. Ltd.	340	27,981
Samsung Biologics Co. Ltd. (b)(d)	3,527	1,996,908
Samsung C&T Corp.	16,712	1,345,047
Samsung Electro-Mechanics Co. Ltd.	12,818	1,415,152
Samsung Electronics Co. Ltd.	965,058	53,139,213
Samsung Electronics Co. Ltd. Preference Shares	164,761	7,476,733
Samsung Engineering Co. Ltd. (b)	31,267	674,281
Samsung Fire & Marine Insurance Co. Ltd.	5,940	1,036,562
Samsung Heavy Industries Co. Ltd. (b)	124,672	634,334
Samsung Life Insurance Co. Ltd.	15,990	817,786
Samsung SDI Co. Ltd.	11,015	5,624,638
Samsung SDS Co. Ltd.	7,669	718,880
Samsung Securities Co. Ltd.	12,058	330,955
Samyang Foods Co. Ltd.	591	48,130
Samyang Holdings Corp.	808	44,632
Sang-A Frontec Co. Ltd.	993	21,571
SD Biosensor, Inc.	6,738	62,736
Seah Besteel Holdings Corp.	1,754	34,402
SeAH Steel Holdings Corp.	1,440	226,767
Sebang Co. Ltd.	3,580	33,593
Sebang Global Battery Co. Ltd.	1,623	59,624
Seegene, Inc.	5,723	89,642
Seojin System Co. Ltd. (b)	5,942	88,877
Seoul Semiconductor Co. Ltd.	9,084	88,700
Security Description	Shares	Value
SFA Engineering Corp.	4,891	$ 134,138
SFA Semicon Co. Ltd. (b)	9,437	39,100
SGC Energy Co. Ltd.	2,706	53,747
Shin Poong Pharmaceutical Co. Ltd. (b)	5,405	65,650
Shinhan Financial Group Co. Ltd.	87,013	2,249,478
Shinsegae International, Inc.	1,130	14,665
Shinsegae, Inc.	1,389	188,416
SillaJen, Inc. (b)	27,565	107,149
SIMMTECH Co. Ltd.	6,354	165,940
SK Biopharmaceuticals Co. Ltd. (b)	5,956	367,030
SK Bioscience Co. Ltd. (b)	5,336	323,690
SK Chemicals Co. Ltd.	1,680	89,804
SK Discovery Co. Ltd.	2,244	61,255
SK Hynix, Inc.	111,903	9,832,288
SK IE Technology Co. Ltd. (b)(d)	4,692	347,611
SK Innovation Co. Ltd. (b)	11,015	1,335,393
SK Networks Co. Ltd.	13,470	52,129
SK oceanplant Co. Ltd. (b)	5,577	85,777
SK REITs Co. Ltd.	26,052	101,223
SK Square Co. Ltd. (b)	19,754	667,229
SK, Inc.	8,025	910,312
SKC Co. Ltd.	3,596	268,231
SL Corp.	1,756	49,269
SM Entertainment Co. Ltd.	2,962	241,164
SNT Motiv Co. Ltd.	938	37,762
S-Oil Corp.	8,983	456,435
SOLUM Co. Ltd. (b)	10,424	233,281
Solus Advanced Materials Co. Ltd.	2,888	81,771
Soulbrain Co. Ltd.	779	149,561
SPG Co. Ltd.	2,642	60,176
ST Pharm Co. Ltd.	2,098	123,051
STCUBE (a)(b)	6,274	75,875
Studio Dragon Corp. (b)	2,238	91,656
Sungeel Hitech Co. Ltd. (b)	859	88,469
Sungwoo Hitech Co. Ltd.	9,530	72,132
Taihan Electric Wire Co. Ltd. (b)	11,787	127,661
TCC Steel	3,089	82,751
TKG Huchems Co. Ltd.	1,984	33,390
Tokai Carbon Korea Co. Ltd.	499	43,873
TY Holdings Co. Ltd.	1,741	10,833
Unid Co. Ltd.	888	45,503
Value Added Technology Co. Ltd.	3,331	83,513
Vaxcell-Bio Therapeutics Co. Ltd. (a)(b)	1,845	49,575
Webzen, Inc.	4,173	44,010
Wemade Co. Ltd. (a)	3,116	93,326
WONIK IPS Co. Ltd.	5,486	137,451
Wonik QnC Corp.	1,915	45,529
Woori Financial Group, Inc.	106,211	954,079

See accompanying notes to financial statements.
144

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
W-Scope Chungju Plant Co. Ltd. (b)	4,231	$ 235,969
Wysiwyg Studios Co. Ltd. (b)	12,676	30,273
YG Entertainment, Inc.	2,609	153,410
Youlchon Chemical Co. Ltd.	2,226	51,105
Young Poong Paper Manufacturing Co. Ltd.	4,427	80,203
Youngone Corp.	3,468	170,298
Youngone Holdings Co. Ltd.	1,025	60,276
Yuanta Securities Korea Co. Ltd.	18,956	38,712
Yuhan Corp.	14,242	653,769
Yungjin Pharmaceutical Co. Ltd. (b)	22,295	41,909
Yunsung F&C Co. Ltd.	554	73,650
Zinus, Inc.	1,930	40,234
		201,438,977
SPAIN — 1.5%
Acciona SA (a)	5,526	938,088
Acerinox SA	44,014	467,704
ACS Actividades de Construccion y Servicios SA (a)	45,202	1,589,184
Aena SME SA (d)	14,283	2,311,232
Almirall SA (a)	11,260	93,077
Amadeus IT Group SA (b)	88,067	6,705,105
AmRest Holdings SE (b)	7,136	40,417
Applus Services SA	23,743	255,122
Atresmedia Corp. de Medios de Comunicacion SA	10,812	41,238
Banco Bilbao Vizcaya Argentaria SA	1,241,490	9,536,253
Banco de Sabadell SA	1,179,269	1,359,388
Banco Santander SA	3,285,470	12,161,035
Bankinter SA	149,492	919,920
Befesa SA (d)	8,540	326,305
CaixaBank SA	877,493	3,634,185
Cellnex Telecom SA (b)(d)	110,754	4,474,060
Cia de Distribucion Integral Logista Holdings SA	14,361	387,193
CIE Automotive SA (a)	7,659	234,299
Construcciones y Auxiliar de Ferrocarriles SA	3,468	116,480
Corp. ACCIONA Energias Renovables SA (a)	12,249	409,716
Distribuidora Internacional de Alimentacion SA (b)	3,493,966	54,571
Ebro Foods SA (a)	11,588	204,303
EDP Renovaveis SA	54,433	1,087,562
eDreams ODIGEO SA (b)	11,015	78,979
Enagas SA (a)	48,773	958,390
Ence Energia y Celulosa SA (a)	35,434	111,833
Endesa SA (a)	61,404	1,319,185
Faes Farma SA	48,828	169,622
Fluidra SA (a)	20,810	405,692
Security Description	Shares	Value
Gestamp Automocion SA (d)	33,976	$ 159,457
Global Dominion Access SA (d)	10,388	44,483
Grenergy Renovables SA (a)(b)	1,485	45,809
Grifols SA (b)	60,277	773,142
Iberdrola SA	1,194,519	15,596,130
Indra Sistemas SA (a)	38,675	489,177
Industria de Diseno Textil SA	212,877	8,255,516
Inmobiliaria Colonial Socimi SA REIT (a)	46,576	282,353
Laboratorios Farmaceuticos Rovi SA	2,832	131,129
Lar Espana Real Estate Socimi SA REIT	11,653	69,554
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (a)	102,412	92,179
Mapfre SA	169,029	335,972
Melia Hotels International SA (b)	19,010	132,115
Merlin Properties Socimi SA REIT	70,254	601,640
Miquel y Costas & Miquel SA	5,388	67,718
Naturgy Energy Group SA (a)	42,917	1,279,141
Neinor Homes SA (b)(d)	7,187	72,345
Pharma Mar SA	2,303	76,606
Prosegur Cash SA (d)	40,918	26,593
Prosegur Compania de Seguridad SA	36,398	64,626
Redeia Corp. SA (a)	77,770	1,307,620
Repsol SA (a)	271,479	3,947,666
Sacyr SA (a)	68,720	235,105
Solaria Energia y Medio Ambiente SA (b)	11,757	180,670
Soltec Power Holdings SA (a)(b)	9,892	45,423
Talgo SA (a)(b)(d)	13,014	47,518
Tecnicas Reunidas SA (b)	12,804	116,754
Telefonica SA	1,047,014	4,250,052
Unicaja Banco SA (a)(d)	398,000	418,740
Vidrala SA	3,750	354,439
Viscofan SA	9,803	677,456
		90,567,266
SWEDEN — 2.1%
AAK AB	35,760	671,746
AcadeMedia AB (d)	15,147	70,607
AddLife AB Class B	19,565	220,575
AddTech AB Class B	63,101	1,374,102
AFRY AB	15,012	221,604
Alfa Laval AB	57,358	2,089,194
Alimak Group AB (d)	12,150	94,714
Alleima AB	36,821	167,451
Ambea AB (d)	8,959	29,097
Arjo AB Class B	34,989	126,666
Assa Abloy AB Class B	200,683	4,816,687

See accompanying notes to financial statements.
145

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Atea ASA (b)	13,837	$ 201,481
Atlas Copco AB Class A	537,812	7,752,860
Atlas Copco AB Class B	312,524	3,890,944
Atrium Ljungberg AB Class B	8,905	154,163
Attendo AB (b)(d)	18,258	53,415
Avanza Bank Holding AB (a)	25,087	510,470
Axfood AB	20,084	424,425
Beijer Alma AB	6,867	143,290
Beijer Ref AB	78,011	995,001
Betsson AB Class B (b)	26,995	287,051
Bilia AB Class A	14,418	150,219
Billerud AB	46,642	354,448
BioArctic AB (b)(d)	5,962	155,735
BioGaia AB Class B	12,965	139,237
Biotage AB	10,569	131,642
Boliden AB	54,763	1,584,587
BoneSupport Holding AB (b)(d)	40,703	481,151
Boozt AB (a)(b)(d)	10,974	122,427
Bravida Holding AB (d)	41,659	400,120
Bufab AB	6,983	238,857
Bure Equity AB	9,373	217,638
Calliditas Therapeutics AB Class B (a)(b)	5,556	44,590
Camurus AB (b)	6,510	168,030
Castellum AB (a)	77,005	736,045
Catena AB	6,047	221,366
Cellavision AB	1,868	31,752
Cibus Nordic Real Estate AB (a)	9,643	93,626
Clas Ohlson AB Class B	7,371	55,220
Cloetta AB Class B	28,896	52,495
Collector Bank AB (b)	28,130	75,993
Coor Service Management Holding AB (d)	14,679	71,911
Corem Property Group AB Class B	130,068	60,984
Creades AB Class A	14,930	105,696
Dios Fastigheter AB	13,711	87,518
Dometic Group AB (d)	62,228	409,765
Dustin Group AB (b)(d)	12,433	34,408
Electrolux AB Class B	43,281	590,584
Electrolux Professional AB Class B	38,519	208,746
Elekta AB Class B (a)	74,156	572,844
Embracer Group AB (b)	120,522	300,952
Engcon AB	40,688	362,122
Epiroc AB Class A	129,704	2,453,207
Epiroc AB Class B	89,219	1,441,916
EQT AB	70,406	1,353,436
Essity AB Class B	119,861	3,187,384
Evolution AB (d)	36,694	4,643,135
Fabege AB (a)	45,371	326,385
Fastighets AB Balder Class B (b)	129,079	471,935
Fortnox AB	109,565	646,013
GARO AB	6,475	37,692
Security Description	Shares	Value
Getinge AB Class B	46,014	$ 806,060
Granges AB	17,145	163,377
H & M Hennes & Mauritz AB Class B (a)	148,300	2,546,593
Hemnet Group AB (a)	31,894	557,487
Hexagon AB Class B	415,700	5,105,690
Hexatronic Group AB (a)	27,906	207,915
Hexpol AB	47,441	502,982
HMS Networks AB	6,563	320,892
Holmen AB Class B	19,373	695,251
Hufvudstaden AB Class A	20,682	245,387
Husqvarna AB Class B (a)	84,931	769,489
Industrivarden AB Class A	24,301	672,975
Industrivarden AB Class C (a)	29,790	820,830
Indutrade AB	54,547	1,229,335
Instalco AB	32,669	163,031
Intrum AB (a)	19,978	129,467
Investment AB Latour Class B	26,632	527,944
Investment AB Oresund	3,443	32,783
Investor AB Class A	95,127	1,900,997
Investor AB Class B	356,763	7,126,530
INVISIO AB	6,465	137,889
Inwido AB	14,516	131,914
JM AB (a)	12,817	170,778
K-fast Holding AB (a)(b)	26,594	47,407
Kinnevik AB Class B (b)	48,591	673,035
KNOW IT AB	4,570	73,792
L E Lundbergforetagen AB Class B	14,958	636,038
Lifco AB Class B	48,201	1,048,160
Lindab International AB	17,669	251,166
Loomis AB	15,205	443,370
Medicover AB Class B	12,004	181,973
MEKO AB	8,779	90,624
MIPS AB	4,971	246,014
Modern Times Group MTG AB Class B (b)	15,662	99,715
Munters Group AB (d)	26,942	305,488
Mycronic AB (a)	14,704	363,596
NCC AB Class B (a)	12,107	105,706
New Wave Group AB Class B	12,712	111,809
Nibe Industrier AB Class B	298,273	2,831,898
Nobia AB (b)	16,815	21,309
Nolato AB Class B	33,273	156,376
Nordnet AB publ	25,471	340,751
Note AB (b)	2,802	58,909
NP3 Fastigheter AB	5,090	76,795
Nyfosa AB	32,732	180,922
Orron Energy ab (a)(b)	37,309	39,240
OX2 AB (b)	21,826	147,520
Pandox AB	24,135	280,724
Paradox Interactive AB	5,166	130,187
Peab AB Class B	29,673	117,879
Platzer Fastigheter Holding AB Class B	9,670	71,572

See accompanying notes to financial statements.
146

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
PowerCell Sweden AB (a)(b)	9,282	$ 72,278
Ratos AB Class B	39,105	109,533
Resurs Holding AB (d)	16,411	30,457
Rvrc Holding AB	20,248	62,329
Saab AB Class B	15,854	857,004
Sagax AB Class B	36,807	726,792
Samhallsbyggnadsbolaget i Norden AB (a)	170,381	65,211
Samhallsbyggnadsbolaget i Norden AB Class D (a)	28,729	11,804
Sandvik AB	210,660	4,106,892
Scandic Hotels Group AB (b)(d)	24,676	99,961
Sdiptech AB Class B (b)	4,839	119,792
Sectra AB Class B (b)	24,669	413,282
Securitas AB Class B (a)	91,148	747,561
Skandinaviska Enskilda Banken AB Class A	323,546	3,573,216
Skanska AB Class B	67,561	946,513
SKF AB Class B	71,915	1,251,304
SkiStar AB	6,323	67,562
SSAB AB Class A	51,377	365,048
SSAB AB Class B	129,299	895,252
Stillfront Group AB (b)	109,706	183,129
Storskogen Group AB Class B	248,688	226,964
Surgical Science Sweden AB (b)	5,185	116,033
Svenska Cellulosa AB SCA Class B	119,245	1,519,913
Svenska Handelsbanken AB Class A	287,071	2,399,881
Svolder AB Class B	24,332	138,552
Sweco AB Class B	43,829	482,208
Swedbank AB Class A	178,237	3,003,505
SwedenCare AB (a)	13,025	45,854
Swedish Orphan Biovitrum AB (a)(b)	43,167	842,464
Synsam AB	7,200	29,657
Tele2 AB Class B	114,144	942,611
Telefonaktiebolaget LM Ericsson Class B	574,460	3,116,603
Telia Co. AB	523,186	1,146,098
Thule Group AB (a)(d)	20,155	592,134
Trelleborg AB Class B	48,108	1,165,822
Troax Group AB	8,337	164,573
Truecaller AB Class B (a)(b)	36,593	100,125
Vestum AB (b)	24,617	23,788
Viaplay Group AB (a)(b)	12,682	72,651
Vimian Group AB (a)(b)	58,507	138,667
Vitec Software Group AB Class B	11,478	575,915
Vitrolife AB	14,697	285,233
Volati AB	2,680	27,965
Volvo AB Class A	37,885	806,272
Volvo AB Class B	302,145	6,243,660
Volvo Car AB Class B (b)	111,911	444,606
Security Description	Shares	Value
Wallenstam AB Class B	67,760	$ 229,462
Wihlborgs Fastigheter AB	49,775	359,751
XANO Industri AB Class B	2,000	20,923
Xvivo Perfusion AB (b)	4,152	116,779
		121,298,514
SWITZERLAND — 3.8%
ABB Ltd.	320,918	12,630,826
Accelleron Industries AG	14,735	354,171
Adecco Group AG	30,554	1,001,132
Alcon, Inc.	100,059	8,304,842
Allreal Holding AG	3,149	533,298
ALSO Holding AG	1,176	254,041
Arbonia AG	9,785	110,738
Aryzta AG (b)	198,438	329,466
Autoneum Holding AG (b)	465	76,252
Bachem Holding AG	6,606	577,065
Baloise Holding AG	9,036	1,329,718
Banque Cantonale Vaudoise (a)	5,418	572,533
Barry Callebaut AG	807	1,559,885
Basilea Pharmaceutica AG (b)	2,131	100,810
Belimo Holding AG	2,334	1,167,083
Bell Food Group AG	471	134,222
BKW AG	4,133	731,041
Bossard Holding AG Class A	975	216,858
Bucher Industries AG	1,324	586,182
Burckhardt Compression Holding AG	655	384,806
Burkhalter Holding AG	1,578	162,423
Bystronic AG (a)	232	154,323
Cembra Money Bank AG	5,790	481,284
Chocoladefabriken Lindt & Spruengli AG (e)	198	2,490,563
Chocoladefabriken Lindt & Spruengli AG (e)	23	2,856,013
Cie Financiere Richemont SA Class A	106,158	18,040,909
Clariant AG (b)	39,354	569,571
Coltene Holding AG (b)	945	74,846
Comet Holding AG	1,578	403,521
Daetwyler Holding AG Bearer Shares (a)	1,529	326,309
DKSH Holding AG	7,021	522,827
DocMorris AG (a)(b)	1,676	73,259
dormakaba Holding AG	543	244,416
Dottikon Es Holding AG (b)	702	192,942
DSM-Firmenich AG (b)	34,866	3,751,388
Dufry AG (b)	19,635	895,991
EFG International AG (b)	21,977	223,599
Emmi AG	446	430,307
EMS-Chemie Holding AG	1,408	1,067,474
Flughafen Zurich AG	4,830	1,005,106
Forbo Holding AG	192	275,837
Galenica AG (d)	10,307	833,644
Geberit AG	7,047	3,694,869

See accompanying notes to financial statements.
147

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Georg Fischer AG	15,988	$ 1,203,004
Givaudan SA	1,854	6,152,358
Gurit Holding AG Class BR (a)(b)	850	79,077
Helvetia Holding AG	7,540	1,022,386
Huber & Suhner AG	2,858	236,187
Idorsia Ltd. (a)(b)	23,820	172,325
Implenia AG	1,966	95,519
Inficon Holding AG	367	443,652
Interroll Holding AG	117	362,254
Intershop Holding AG	240	160,176
IWG PLC (b)	131,265	230,438
Julius Baer Group Ltd.	43,807	2,765,788
Kardex Holding AG	1,062	238,960
Komax Holding AG (a)	565	146,891
Kuehne & Nagel International AG	11,097	3,288,699
Landis & Gyr Group AG (b)	4,733	407,249
LEM Holding SA	117	292,941
Leonteq AG	1,998	91,718
Logitech International SA	33,035	1,972,580
Lonza Group AG	14,910	8,915,878
Medacta Group SA (d)	1,306	177,937
Medartis Holding AG (b)(d)	947	81,361
Medmix AG (d)	7,663	202,917
Metall Zug AG Class B	59	108,281
Meyer Burger Technology AG (a)(b)	641,354	433,094
Mobilezone Holding AG	8,564	131,484
Mobimo Holding AG	1,701	459,058
Novartis AG	425,039	42,871,339
OC Oerlikon Corp. AG	40,233	200,760
Orior AG	1,109	94,899
Partners Group Holding AG	4,751	4,481,437
Peach Property Group AG (a)(b)	938	13,946
PSP Swiss Property AG	8,686	970,981
Rieter Holding AG (a)	687	71,393
Schindler Holding AG (e)	8,635	2,028,462
Schindler Holding AG (e)	4,632	1,043,161
Schweiter Technologies AG (a)	187	135,069
Sensirion Holding AG (b)(d)	2,062	225,928
SFS Group AG	3,812	502,509
SGS SA	32,660	3,091,047
Siegfried Holding AG (b)	727	601,433
SIG Group AG (b)	64,415	1,780,370
Sika AG	30,024	8,602,735
SKAN Group AG	3,808	328,917
Sonova Holding AG	10,409	2,778,751
St Galler Kantonalbank AG Class A	651	353,080
Stadler Rail AG	11,837	462,668
Straumann Holding AG	23,541	3,829,618
Sulzer AG	4,059	349,793
Swatch Group AG (e)	10,835	596,137
Security Description	Shares	Value
Swatch Group AG Bearer Shares (e)	6,419	$ 1,877,704
Swiss Life Holding AG	6,502	3,809,839
Swiss Prime Site AG	17,413	1,513,277
Swisscom AG	5,098	3,183,293
Swissquote Group Holding SA	2,087	434,563
Tecan Group AG	2,555	982,258
Temenos AG	12,541	999,031
TX Group AG	797	95,443
u-blox Holding AG (b)	1,683	184,815
UBS Group AG	693,998	14,072,701
Valiant Holding AG	2,833	295,499
VAT Group AG (d)	5,386	2,231,954
Vetropack Holding AG	2,150	99,732
Vontobel Holding AG (a)	5,962	378,423
V-ZUG Holding AG (b)	233	18,621
Ypsomed Holding AG	928	280,237
Zehnder Group AG	1,784	144,518
Zurich Insurance Group AG	30,665	14,593,513
		220,208,456
TAIWAN — 4.3%
AcBel Polytech, Inc.	136,000	203,521
Accton Technology Corp.	100,000	1,124,820
Acer, Inc.	577,000	582,203
Actron Technology Corp.	14,000	77,255
ADATA Technology Co. Ltd.	43,000	123,548
Adimmune Corp. (b)	103,000	124,918
Advanced Ceramic X Corp.	15,000	103,234
Advanced Energy Solution Holding Co. Ltd.	4,000	105,189
Advanced Wireless Semiconductor Co.	14,000	40,855
Advantech Co. Ltd.	83,514	1,099,521
Alchip Technologies Ltd.	13,000	753,014
Alexander Marine Co. Ltd.	4,000	75,543
Allied Supreme Corp.	6,000	61,685
Amazing Microelectronic Corp.	10,403	37,801
Andes Technology Corp.	6,000	92,176
AP Memory Technology Corp.	19,000	186,479
Apex International Co. Ltd.	25,000	50,915
Arcadyan Technology Corp.	25,487	100,931
Ardentec Corp.	109,000	214,119
ASE Technology Holding Co. Ltd.	666,325	2,369,549
Asia Cement Corp.	435,000	621,037
Asia Optical Co., Inc.	27,000	55,867
Asia Pacific Telecom Co. Ltd. (b)	482,000	103,614
Asia Polymer Corp.	43,860	37,386
Asia Vital Components Co. Ltd.	58,502	510,080
ASMedia Technology, Inc.	5,000	170,306
ASPEED Technology, Inc.	6,400	589,470

See accompanying notes to financial statements.
148

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
ASROCK, Inc.	12,000	$ 86,058
Asustek Computer, Inc.	149,000	1,508,481
AUO Corp.	1,339,800	804,055
AURAS Technology Co. Ltd.	20,000	191,559
BES Engineering Corp.	141,000	50,303
Bizlink Holding, Inc.	22,562	233,922
Bora Pharmaceuticals Co. Ltd.	7,000	175,343
Brighton-Best International Taiwan, Inc.	68,000	77,899
Capital Securities Corp.	222,000	101,821
Career Technology MFG. Co. Ltd. (b)	61,200	52,625
Catcher Technology Co. Ltd.	128,000	722,193
Cathay Financial Holding Co. Ltd.	1,889,606	2,623,235
Cathay Real Estate Development Co. Ltd.	63,000	33,030
Center Laboratories, Inc.	86,968	155,075
Century Iron & Steel Industrial Co. Ltd.	31,000	135,711
Chailease Holding Co. Ltd. (b)	298,008	1,959,341
Chang Hwa Commercial Bank Ltd.	1,054,574	632,162
Chang Wah Electromaterials, Inc.	39,000	42,900
Chang Wah Technology Co. Ltd.	155,000	217,129
Charoen Pokphand Enterprise	38,500	116,373
Cheng Loong Corp.	121,000	132,501
Cheng Shin Rubber Industry Co. Ltd.	387,000	499,907
Cheng Uei Precision Industry Co. Ltd.	59,000	79,944
Chia Hsin Cement Corp.	126,000	87,131
Chicony Electronics Co. Ltd.	144,491	455,153
Chicony Power Technology Co. Ltd.	16,000	46,730
Chief Telecom, Inc.	10,000	119,279
China Airlines Ltd.	604,000	510,045
China Bills Finance Corp.	81,000	40,083
China Development Financial Holding Corp. (b)	3,187,908	1,270,668
China General Plastics Corp.	144,427	108,590
China Man-Made Fiber Corp. (b)	277,680	73,417
China Metal Products	76,000	88,958
China Motor Corp.	61,000	182,652
China Petrochemical Development Corp. (b)	734,221	231,379
China Steel Chemical Corp.	20,000	74,929
China Steel Corp.	2,395,000	2,264,771
Chin-Poon Industrial Co. Ltd.	91,000	91,896
Chipbond Technology Corp.	142,000	288,221
ChipMOS Technologies, Inc.	67,000	78,767
Security Description	Shares	Value
Chong Hong Construction Co. Ltd.	18,000	$ 46,121
Chroma ATE, Inc.	76,000	613,338
Chun Yuan Steel Industry Co. Ltd. (b)	61,000	35,707
Chung Hung Steel Corp.	220,000	172,811
Chung Hwa Pulp Corp.	235,000	213,034
Chung-Hsin Electric & Machinery Manufacturing Corp.	71,000	313,621
Chunghwa Precision Test Tech Co. Ltd.	3,000	56,716
Chunghwa Telecom Co. Ltd.	763,000	2,857,750
Cleanaway Co. Ltd. (b)	14,000	95,400
Clevo Co.	43,000	45,917
Co.-Tech Development Corp.	25,000	49,426
Compal Electronics, Inc.	835,000	785,348
Compeq Manufacturing Co. Ltd.	185,000	264,680
Continental Holdings Corp.	110,000	101,843
Coretronic Corp.	42,000	99,204
CSBC Corp. Taiwan (b)	62,000	49,424
CTBC Financial Holding Co. Ltd.	3,511,009	2,807,645
CTCI Corp.	119,000	160,975
Cub Elecparts, Inc.	6,600	34,638
Darfon Electronics Corp.	24,000	35,735
Delpha Construction Co. Ltd.	76,000	58,592
Delta Electronics, Inc.	387,630	4,295,842
Dynapack International Technology Corp.	16,000	40,751
E Ink Holdings, Inc.	170,000	1,236,634
E.Sun Financial Holding Co. Ltd.	2,653,813	2,223,448
Eclat Textile Co. Ltd.	38,182	613,978
ECOVE Environment Corp.	6,000	61,467
EirGenix, Inc. (b)	35,000	126,138
Elan Microelectronics Corp.	44,000	143,889
Elite Material Co. Ltd.	54,000	424,129
Elite Semiconductor Microelectronics Technology, Inc.	103,000	272,728
Elitegroup Computer Systems Co. Ltd.	47,000	47,962
eMemory Technology, Inc.	13,000	930,469
Ennoconn Corp.	9,233	81,203
ENNOSTAR, Inc. (b)	106,000	177,820
Episil Technologies, Inc.	51,579	139,702
Episil-Precision, Inc.	13,113	27,675
Eternal Materials Co. Ltd.	114,000	118,462
Etron Technology, Inc.	40,945	56,083
Eva Airways Corp.	513,121	658,295
Ever Supreme Bio Technology Co. Ltd.	3,628	22,863
Evergreen International Storage & Transport Corp.	59,000	54,763

See accompanying notes to financial statements.
149

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Evergreen Marine Corp. Taiwan Ltd.	195,673	$ 589,858
EVERGREEN Steel Corp.	24,000	51,716
Everlight Chemical Industrial Corp.	57,000	39,994
Everlight Electronics Co. Ltd.	90,000	149,739
Far Eastern Department Stores Ltd.	98,000	75,583
Far Eastern International Bank	351,965	134,715
Far Eastern New Century Corp.	663,620	713,589
Far EasTone Telecommunications Co. Ltd.	318,000	803,116
Faraday Technology Corp.	37,000	252,391
Farglory Land Development Co. Ltd.	76,000	148,989
Feng Hsin Steel Co. Ltd.	60,000	137,430
Feng TAY Enterprise Co. Ltd.	87,560	553,917
First Financial Holding Co. Ltd.	2,097,426	1,865,431
Fitipower Integrated Technology, Inc.	26,992	124,673
FLEXium Interconnect, Inc.	48,000	143,056
FocalTech Systems Co. Ltd.	43,000	108,689
Formosa Advanced Technologies Co. Ltd.	14,000	19,711
Formosa Chemicals & Fibre Corp.	701,000	1,511,947
Formosa International Hotels Corp.	16,000	133,658
Formosa Petrochemical Corp.	217,000	588,244
Formosa Plastics Corp.	838,000	2,308,409
Formosa Sumco Technology Corp.	21,000	113,579
Formosa Taffeta Co. Ltd.	154,000	138,630
Fortune Electric Co. Ltd.	23,000	109,361
Foxconn Technology Co. Ltd.	237,180	424,370
Foxsemicon Integrated Technology, Inc. (b)	19,000	123,531
Fubon Financial Holding Co. Ltd.	1,483,656	2,904,136
Fulgent Sun International Holding Co. Ltd.	21,000	93,260
Fusheng Precision Co. Ltd.	24,000	170,498
General Interface Solution Holding Ltd.	29,000	68,052
Genius Electronic Optical Co. Ltd.	14,396	184,179
Getac Holdings Corp.	81,000	174,419
Giant Manufacturing Co. Ltd.	56,994	422,932
Gigabyte Technology Co. Ltd.	101,000	792,078
Global Brands Manufacture Ltd.	72,000	106,388
Global Mixed Mode Technology, Inc. (b)	7,000	43,888
Security Description	Shares	Value
Global PMX Co. Ltd.	12,000	$ 61,119
Global Unichip Corp.	18,000	931,649
Globalwafers Co. Ltd.	44,000	706,139
Gloria Material Technology Corp.	174,000	323,304
Gold Circuit Electronics Ltd.	62,100	292,170
Goldsun Building Materials Co. Ltd. Class C	181,715	160,681
Gourmet Master Co. Ltd.	30,000	138,546
Grand Pacific Petrochemical	177,000	110,820
Grape King Bio Ltd.	29,000	156,580
Great Tree Pharmacy Co. Ltd. (b)	7,542	91,917
Great Wall Enterprise Co. Ltd. (b)	124,688	213,783
Greatek Electronics, Inc.	75,000	138,044
Gudeng Precision Industrial Co. Ltd.	11,375	157,305
Hannstar Board Corp.	33,000	51,058
HannStar Display Corp. (b)	325,000	137,831
Highwealth Construction Corp.	222,233	304,635
Hiwin Technologies Corp.	72,034	551,657
Holtek Semiconductor, Inc.	33,000	72,607
Holy Stone Enterprise Co. Ltd.	18,000	62,242
Hon Hai Precision Industry Co. Ltd.	2,498,320	9,083,236
Hota Industrial Manufacturing Co. Ltd. (b)	33,841	78,392
Hotai Finance Co. Ltd.	48,000	230,256
Hotai Motor Co. Ltd.	63,000	1,648,677
Hsin Kuang Steel Co. Ltd.	44,000	65,584
HTC Corp. (b)	120,000	221,007
Hu Lane Associate, Inc.	13,000	69,932
Hua Nan Financial Holdings Co. Ltd. Class C	1,766,528	1,261,231
Huaku Development Co. Ltd.	52,000	150,625
IBF Financial Holdings Co. Ltd. (b)	462,742	179,308
Innodisk Corp.	25,206	262,912
Innolux Corp.	1,846,470	908,836
International CSRC Investment Holdings Co.	70,000	48,399
International Games System Co. Ltd. Class C	26,000	518,128
Inventec Corp.	536,000	745,164
ITE Technology, Inc.	18,000	65,162
ITEQ Corp.	36,188	80,522
Jentech Precision Industrial Co. Ltd.	15,999	332,393
Johnson Health Tech Co. Ltd.	38,000	87,773
Kaori Heat Treatment Co. Ltd.	35,000	382,228
Kenda Rubber Industrial Co. Ltd.	118,000	121,781
Kerry TJ Logistics Co. Ltd.	23,000	28,995

See accompanying notes to financial statements.
150

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Kindom Development Co. Ltd.	36,300	$ 35,128
King Slide Works Co. Ltd.	10,000	213,167
King Yuan Electronics Co. Ltd.	245,000	449,780
King's Town Bank Co. Ltd.	220,000	251,622
Kinik Co.	21,000	83,207
Kinpo Electronics	141,000	67,022
Kinsus Interconnect Technology Corp.	61,000	229,585
KMC Kuei Meng International, Inc.	6,000	29,136
Kung Long Batteries Industrial Co. Ltd.	19,000	86,971
LandMark Optoelectronics Corp.	11,000	36,139
Largan Precision Co. Ltd.	20,000	1,371,950
Lian HWA Food Corp.	20,000	60,708
Lien Hwa Industrial Holdings Corp.	161,238	351,597
Lite-On Technology Corp.	390,419	1,300,071
Longchen Paper & Packaging Co. Ltd.	190,800	105,269
Lotes Co. Ltd.	18,337	507,753
Lotus Pharmaceutical Co. Ltd. (b)	26,000	272,774
M31 Technology Corp. (b)	6,000	187,788
Macronix International Co. Ltd.	372,000	392,253
Makalot Industrial Co. Ltd.	44,077	428,662
Marketech International Corp.	10,000	45,539
MediaTek, Inc.	303,000	6,707,160
Medigen Vaccine Biologics Corp. (b)	38,041	75,338
Mega Financial Holding Co. Ltd.	2,257,816	2,770,979
Mercuries Life Insurance Co. Ltd. (b)	608,134	106,585
Merida Industry Co. Ltd.	41,000	293,152
Merry Electronics Co. Ltd.	23,491	71,911
Microbio Co. Ltd.	67,420	125,337
Micro-Star International Co. Ltd.	137,000	779,012
Mitac Holdings Corp.	125,160	140,788
momo.com, Inc.	16,200	359,014
Namchow Holdings Co. Ltd.	43,000	66,071
Nan Kang Rubber Tire Co. Ltd. (b)	67,000	84,878
Nan Ya Plastics Corp.	943,000	2,199,675
Nan Ya Printed Circuit Board Corp.	43,000	366,875
Nantex Industry Co. Ltd.	69,000	83,125
Nanya Technology Corp.	251,000	572,222
Nien Made Enterprise Co. Ltd.	38,000	418,866
Novatek Microelectronics Corp.	113,000	1,551,509
Nuvoton Technology Corp.	44,000	182,573
Security Description	Shares	Value
O-Bank Co. Ltd.	312,000	$ 102,438
OBI Pharma, Inc. (b)	49,467	154,952
Oneness Biotech Co. Ltd.	55,748	388,241
Oriental Union Chemical Corp.	62,000	44,198
Pan Jit International, Inc.	62,000	138,739
Pan-International Industrial Corp.	108,000	139,455
Pegatron Corp.	405,000	975,078
Pegavision Corp.	3,000	33,310
PharmaEngine, Inc.	11,000	34,582
PharmaEssentia Corp. (b)	47,000	512,698
Phihong Technology Co. Ltd. (b)	56,000	140,924
Phison Electronics Corp.	35,000	464,118
Pixart Imaging, Inc.	30,000	105,722
Polaris Group (b)	37,000	97,149
Pou Chen Corp.	471,000	477,410
Powerchip Semiconductor Manufacturing Corp.	556,000	555,024
Powertech Technology, Inc.	155,000	523,761
Poya International Co. Ltd.	9,241	176,184
President Chain Store Corp.	109,000	989,833
President Securities Corp.	86,320	48,367
Primax Electronics Ltd. (b)	87,000	184,177
Prince Housing & Development Corp.	113,000	43,574
Qisda Corp.	262,000	386,844
Quanta Computer, Inc.	539,000	2,632,402
Radiant Opto-Electronics Corp.	94,000	332,795
Raydium Semiconductor Corp.	9,000	93,129
RDC Semiconductor Co. Ltd. (b)	12,000	62,509
Realtek Semiconductor Corp.	91,000	1,134,644
RichWave Technology Corp. (b)	23,781	135,790
Ruentex Development Co. Ltd.	352,685	408,295
Ruentex Industries Ltd.	136,295	264,063
Run Long Construction Co. Ltd.	24,380	60,324
San Fu Chemical Co. Ltd.	6,000	27,303
Sanyang Motor Co. Ltd.	154,000	443,947
SDI Corp.	35,000	146,714
Sensortek Technology Corp.	2,000	21,007
Sercomm Corp.	63,000	213,192
Sesoda Corp.	45,000	56,158
Shanghai Commercial & Savings Bank Ltd.	790,492	1,153,369
Shihlin Electric & Engineering Corp.	46,000	221,588
Shihlin Paper Corp. (b)	42,000	69,814
Shin Kong Financial Holding Co. Ltd. (b)	2,625,889	752,115
Shin Zu Shing Co. Ltd.	18,742	54,530

See accompanying notes to financial statements.
151

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Shinfox Energy Co. Ltd.	17,000	$ 64,447
Shinkong Insurance Co. Ltd.	53,000	88,626
Shinkong Synthetic Fibers Corp.	294,000	162,684
Shiny Chemical Industrial Co. Ltd. (b)	13,750	58,253
Sigurd Microelectronics Corp.	67,078	119,444
Simplo Technology Co. Ltd.	36,000	380,762
Sinbon Electronics Co. Ltd.	48,000	570,258
Sincere Navigation Corp.	89,000	57,708
Sino-American Silicon Products, Inc.	99,000	516,312
Sinon Corp.	67,000	76,893
SinoPac Financial Holdings Co. Ltd.	2,066,301	1,153,044
Sinyi Realty, Inc.	36,000	33,168
Sitronix Technology Corp.	16,000	121,115
Soft-World International Corp.	32,000	103,930
Solar Applied Materials Technology Corp.	100,205	123,868
Speed Tech Corp.	15,000	25,336
Sporton International, Inc. (b)	19,550	159,826
St Shine Optical Co. Ltd.	6,000	44,748
Standard Foods Corp.	51,417	68,658
Sunny Friend Environmental Technology Co. Ltd.	8,995	42,063
Sunplus Technology Co. Ltd.	58,000	53,711
Supreme Electronics Co. Ltd.	134,893	210,098
Synmosa Biopharma Corp.	84,585	119,624
Synnex Technology International Corp.	280,550	523,261
Systex Corp.	16,000	56,646
T3EX Global Holdings Corp.	13,000	29,689
TA Chen Stainless Pipe	318,822	485,971
Ta Ya Electric Wire & Cable	94,340	117,423
Taichung Commercial Bank Co. Ltd.	559,113	273,111
TaiDoc Technology Corp.	5,000	29,904
Taigen Biopharmaceuticals Holdings Ltd. (b)	126,000	72,319
TaiMed Biologics, Inc. (b)	47,000	159,958
Tainan Spinning Co. Ltd.	115,000	61,027
Taishin Financial Holding Co. Ltd.	2,077,056	1,264,352
Taiwan Business Bank	1,199,910	549,996
Taiwan Cement Corp.	1,205,590	1,475,553
Taiwan Cogeneration Corp.	218,075	387,304
Taiwan Cooperative Financial Holding Co. Ltd.	1,936,892	1,747,695
Taiwan Fertilizer Co. Ltd.	111,000	215,954
Taiwan Glass Industry Corp. (b)	164,000	101,787
Taiwan High Speed Rail Corp.	360,000	371,845
Taiwan Hon Chuan Enterprise Co. Ltd.	101,000	342,811
Taiwan Mask Corp.	23,000	61,673
Security Description	Shares	Value
Taiwan Mobile Co. Ltd.	344,000	$ 1,056,636
Taiwan Paiho Ltd.	32,000	55,991
Taiwan Secom Co. Ltd.	50,000	183,976
Taiwan Semiconductor Co. Ltd.	36,000	113,134
Taiwan Semiconductor Manufacturing Co. Ltd.	4,933,000	91,128,871
Taiwan Shin Kong Security Co. Ltd.	33,000	43,825
Taiwan Surface Mounting Technology Corp.	62,000	200,779
Taiwan TEA Corp. (b)	240,000	176,353
Taiwan Union Technology Corp.	35,000	85,094
Taiwan-Asia Semiconductor Corp.	53,000	75,534
Tatung Co. Ltd. (b)	383,000	668,721
TCI Co. Ltd.	24,000	137,034
Teco Electric & Machinery Co. Ltd.	342,000	586,816
Test Research, Inc.	44,000	85,471
Thinking Electronic Industrial Co. Ltd.	26,000	138,293
Ton Yi Industrial Corp.	184,000	117,074
Tong Hsing Electronic Industries Ltd.	31,139	183,774
Tong Yang Industry Co. Ltd.	58,000	98,382
Topco Scientific Co. Ltd.	38,000	223,087
Topkey Corp.	8,000	49,705
TPK Holding Co. Ltd.	77,000	109,876
Transcend Information, Inc.	21,000	52,923
Tripod Technology Corp.	109,000	432,605
TSEC Corp.	64,069	73,763
TSRC Corp.	58,000	47,962
TTY Biopharm Co. Ltd.	60,000	151,125
Tung Ho Steel Enterprise Corp.	102,560	196,232
Tung Thih Electronic Co. Ltd.	19,000	89,182
TXC Corp.	62,000	187,153
U-Ming Marine Transport Corp. (b)	67,000	102,178
Unimicron Technology Corp.	272,000	1,546,772
Union Bank of Taiwan	405,976	214,846
Uni-President Enterprises Corp.	980,880	2,404,940
United Integrated Services Co. Ltd. (b)	32,000	224,458
United Microelectronics Corp.	2,299,000	3,612,216
United Renewable Energy Co. Ltd. (b)	223,571	141,041
Universal Cement Corp.	119,000	117,512
Universal Vision Biotechnology Co. Ltd.	5,250	71,707
UPC Technology Corp.	80,000	38,238
UPI Semiconductor Corp.	12,000	113,657
USI Corp.	244,000	181,368

See accompanying notes to financial statements.
152

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Vanguard International Semiconductor Corp.	189,000	$ 536,744
VIA Labs, Inc.	6,000	41,826
Via Technologies, Inc.	23,000	60,075
Visco Vision, Inc.	20,000	139,895
VisEra Technologies Co. Ltd.	21,000	176,875
Visual Photonics Epitaxy Co. Ltd.	20,000	75,037
Vivotek, Inc.	13,000	88,464
Voltronic Power Technology Corp.	13,200	834,794
Wafer Works Corp.	70,290	107,375
Waffer Technology Corp.	25,000	125,167
Wah Lee Industrial Corp.	18,360	48,971
Walsin Lihwa Corp.	482,816	638,072
Walsin Technology Corp.	63,000	193,620
Wan Hai Lines Ltd.	119,570	227,660
Win Semiconductors Corp.	73,000	386,653
Winbond Electronics Corp. (b)	544,000	481,162
WinWay Technology Co. Ltd.	4,000	100,286
Wisdom Marine Lines Co. Ltd.	77,000	120,981
Wistron Corp.	609,842	1,779,375
Wistron NeWeb Corp.	67,000	205,827
Wiwynn Corp.	18,000	822,644
Wowprime Corp. (b)	12,000	123,071
WPG Holdings Ltd.	319,480	562,119
WT Microelectronics Co. Ltd. (b)	88,000	192,428
XinTec, Inc.	26,000	107,897
Xxentria Technology Materials Corp.	35,200	78,729
Yageo Corp.	67,467	1,068,840
Yang Ming Marine Transport Corp. (b)	357,000	725,007
Yankey Engineering Co. Ltd.	6,000	65,583
YC INOX Co. Ltd.	86,531	81,804
YFY, Inc.	199,000	238,488
Yieh Phui Enterprise Co. Ltd.	109,200	55,179
Yuanta Financial Holding Co. Ltd.	1,983,946	1,475,494
Yulon Finance Corp.	44,699	285,749
Yulon Motor Co. Ltd.	122,712	326,242
YungShin Global Holding Corp.	30,000	42,033
Zhen Ding Technology Holding Ltd.	133,000	449,743
Zyxel Group Corp.	48,000	71,865
		254,272,872
TANZANIA, UNITED REPUBLIC OF — 0.0% (f)
Helios Towers PLC (b)	168,896	200,658
THAILAND — 0.6%
Absolute Clean Energy PCL (b)	844,500	46,447
Advanced Info Service PCL	228,500	1,379,185
Security Description	Shares	Value
AEON Thana Sinsap Thailand PCL	10,400	$ 54,999
Airports of Thailand PCL (b)	823,200	1,671,708
Amata Corp. PCL	98,300	61,550
AP Thailand PCL	621,274	201,513
Asia Aviation PCL NVDR (a)(b)	2,785,646	209,275
Asia Sermkij Leasing PCL	74,700	52,672
Asset World Corp. PCL	1,538,800	214,403
B Grimm Power PCL (a)	246,100	241,206
Bangchak Corp. PCL	206,300	212,380
Bangkok Airways PCL (b)	214,800	93,299
Bangkok Aviation Fuel Services PCL (b)	60,400	55,792
Bangkok Chain Hospital PCL	162,000	80,874
Bangkok Commercial Asset Management PCL	256,500	77,409
Bangkok Dusit Medical Services PCL NVDR	243,300	190,790
Bangkok Dusit Medical Services PCL Class F	1,984,100	1,552,920
Bangkok Expressway & Metro PCL	1,223,100	294,952
Bangkok Land PCL	1,469,600	33,989
Bangkok Life Assurance PCL NVDR	355,700	246,798
Banpu PCL	1,252,332	312,597
Banpu Power PCL	91,700	36,985
BCPG PCL	256,000	66,067
BEC World PCL	129,900	29,494
Berli Jucker PCL	355,900	348,823
Betagro PCL NVDR	135,600	110,912
Beyond Securities PCL (b)	1,193,200	206,972
BTS Group Holdings PCL	1,137,300	238,976
Bumrungrad Hospital PCL	100,500	640,615
Bumrungrad Hospital PCL NVDR	18,900	120,611
Carabao Group PCL Class F	35,300	65,214
Central Pattana PCL	339,300	626,827
Central Pattana PCL NVDR	65,100	120,533
Central Plaza Hotel PCL (b)	56,800	79,301
Central Retail Corp. PCL	261,025	287,124
Central Retail Corp. PCL NVDR	101,200	111,613
CH Karnchang PCL	146,300	79,639
Charoen Pokphand Foods PCL	661,000	367,274
Chularat Hospital PCL Class F	887,900	75,129
CK Power PCL	64,900	6,407
CP ALL PCL	1,112,300	1,960,760
CP Axtra PCL	184,900	183,831
CP Axtra PCL NVDR	238,800	237,821
Delta Electronics Thailand PCL	599,000	1,554,308
Dhipaya Group Holdings PCL	51,400	61,613
Ditto Thailand PCL	295,920	256,650

See accompanying notes to financial statements.
153

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Dohome PCL	107,865	$ 37,420
Dynasty Ceramic PCL	1,066,900	60,183
Eastern Polymer Group PCL Class F	280,400	54,569
Electricity Generating PCL	49,100	180,723
Energy Absolute PCL	280,013	450,169
Esso Thailand PCL (a)	1,060,600	263,243
Forth Corp. PCL	364,300	274,856
GFPT PCL	131,000	47,294
Global Power Synergy PCL Class F	102,500	156,836
Gulf Energy Development PCL	529,620	698,343
Gunkul Engineering PCL	705,600	63,286
Hana Microelectronics PCL	82,100	109,413
Home Product Center PCL	853,900	337,177
Home Product Center PCL NVDR	331,000	130,997
Ichitan Group PCL	565,100	219,951
Indorama Ventures PCL	243,000	234,741
Intouch Holdings PCL Class F	161,900	337,910
IRPC PCL	1,621,600	104,280
Jasmine International PCL (b)	363,100	14,133
Jaymart Group Holdings PCL	49,300	22,109
JMT Network Services PCL (a)	77,000	81,441
Kasikornbank PCL	110,200	402,507
KCE Electronics PCL	142,900	157,188
Kerry Express Thailand PCL (a)(b)	312,900	89,135
Khon Kaen Sugar Industry PCL	729,800	63,810
Kiatnakin Phatra Bank PCL	25,400	42,805
Krung Thai Bank PCL	504,100	275,830
Krung Thai Bank PCL NVDR	195,500	107,144
Krungthai Card PCL	130,200	181,777
Krungthai Card PCL NVDR	76,300	106,751
Land & Houses PCL	1,449,800	345,531
Major Cineplex Group PCL	75,245	30,985
MBK PCL	118,664	57,232
Mega Lifesciences PCL	50,300	53,201
Minor International PCL	533,617	515,481
Minor International PCL NVDR	105,600	102,256
MK Restaurants Group PCL	80,900	105,532
Muangthai Capital PCL	89,200	98,748
Ngern Tid Lor PCL NVDR	253,100	165,595
Origin Property PCL Class F	286,100	85,535
Osotspa PCL	292,600	245,518
Plan B Media PCL Class F	288,360	65,472
Polyplex Thailand PCL	78,500	30,554
Precious Shipping PCL	112,500	29,509
Prima Marine PCL	400,500	68,906
Pruksa Holding PCL	44,000	15,637
PTG Energy PCL	109,300	37,610
Security Description	Shares	Value
PTT Exploration & Production PCL	266,900	$ 1,129,178
PTT Global Chemical PCL	325,300	341,769
PTT Global Chemical PCL NVDR	126,100	132,805
PTT Oil & Retail Business PCL	1,143,500	683,746
PTT PCL	1,872,100	1,768,872
PTT PCL NVDR	129,500	122,576
Quality Houses PCL	981,000	60,872
R&B Food Supply PCL	72,100	21,962
Ramkhamhaeng Hospital PCL NVDR	84,100	99,720
Ratch Group PCL	162,900	164,255
Ratchthani Leasing PCL	447,000	40,596
Regional Container Lines PCL	47,800	31,952
RS PCL	289,410	121,625
Sabuy Technology PCL (a)	781,060	197,165
Sansiri PCL	1,966,900	106,514
SC Asset Corp. PCL	489,700	60,220
SCB X PCL	486,900	1,462,554
SCG Packaging PCL	260,600	273,794
Siam Cement PCL	149,865	1,361,064
Siam City Cement PCL	8,800	34,624
Siamgas & Petrochemicals PCL (a)	242,200	57,724
Singer Thailand PCL	40,400	10,255
Singha Estate PCL	705,600	25,474
Sino-Thai Engineering & Construction PCL	104,500	25,937
SPCG PCL	112,855	40,425
Sri Trang Agro-Industry PCL	199,100	95,465
Sri Trang Gloves Thailand PCL	169,000	35,511
Srisawad Corp. PCL	142,200	189,506
Star Petroleum Refining PCL	208,500	47,340
Supalai PCL	161,300	91,898
Super Energy Corp. PCL (b)	7,329,200	107,494
Thai Oil PCL	175,657	219,231
Thai Union Group PCL Class F	372,800	135,640
Thai Vegetable Oil PCL (a)	91,960	65,491
Thaifoods Group PCL	726,300	81,940
Thanachart Capital PCL	32,400	45,463
Thonburi Healthcare Group PCL	111,000	214,455
Thoresen Thai Agencies PCL	197,200	36,431
Tipco Asphalt PCL	85,400	45,042
TOA Paint Thailand PCL	51,700	39,736
TPI Polene PCL	1,118,800	46,387
TPI Polene Power PCL	409,400	38,336
TQM Alpha PCL	37,200	28,067
True Corp. PCL	2,322,870	429,130
TTW PCL	540,600	131,891
VGI PCL	967,590	82,964

See accompanying notes to financial statements.
154

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Vibhavadi Medical Center PCL	655,500	$ 45,851
WHA Corp. PCL	1,082,500	140,446
WHA Utilities & Power PCL	351,200	35,066
		33,322,039
TURKEY — 0.2%
Akbank TAS	621,050	481,654
Aksa Akrilik Kimya Sanayii AS	23,402	64,991
Alarko Holding AS	15,060	43,724
Anadolu Efes Biracilik Ve Malt Sanayii AS	86,118	218,692
Aselsan Elektronik Sanayi Ve Ticaret AS	95,465	199,751
Aygaz AS	35,787	124,002
BIM Birlesik Magazalar AS	103,155	674,484
Dogan Sirketler Grubu Holding AS	36,502	13,846
Eldorado Gold Corp. (a)(b)	35,700	361,789
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	158,361	44,989
Enerjisa Enerji AS (d)	1,575	2,128
Eregli Demir ve Celik Fabrikalari TAS (b)	257,348	364,526
Ford Otomotiv Sanayi AS	17,284	504,531
Haci Omer Sabanci Holding AS	243,399	429,838
Hektas Ticaret TAS (b)	182,877	211,054
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	50,870	20,828
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	198,426	168,614
KOC Holding AS	161,546	645,585
Kontrolmatik Enerji Ve Muhendislik AS	9,776	55,798
Kordsa Teknik Tekstil AS	22,708	68,421
Koza Altin Isletmeleri AS	302,505	289,590
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	31,169	62,059
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)	23,924	71,533
Migros Ticaret AS	17,677	144,155
ODAS Elektrik Uretim ve Sanayi Ticaret AS (b)	25,392	7,198
Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	9,030	67,924
Oyak Cimento Fabrikalari AS (b)	22,885	36,588
Oyak Yatirim Menkul Degerler AS (b)	23,810	44,432
Pegasus Hava Tasimaciligi AS (b)	5,541	131,310
Petkim Petrokimya Holding AS (b)	532,531	306,523
Sasa Polyester Sanayi AS (b)	191,660	418,682
Security Description	Shares	Value
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (b)	10,270	$ 32,123
Sok Marketler Ticaret AS (b)	45,420	58,016
TAV Havalimanlari Holding AS (b)	24,973	89,715
Tekfen Holding AS	45,605	67,349
Turk Hava Yollari AO (b)	91,754	682,059
Turk Traktor ve Ziraat Makineleri AS	6,969	108,585
Turkcell Iletisim Hizmetleri AS	214,504	298,676
Turkiye Is Bankasi AS Class C	914,354	491,460
Turkiye Petrol Rafinerileri AS	173,822	533,378
Turkiye Sinai Kalkinma Bankasi AS (b)	312,500	53,948
Turkiye Sise ve Cam Fabrikalari AS	221,419	378,291
Ulker Biskuvi Sanayi AS (b)	157,977	209,182
Vestel Beyaz Esya Sanayi ve Ticaret AS	478,736	226,789
Vestel Elektronik Sanayi ve Ticaret AS (b)	1,294	2,838
Yapi ve Kredi Bankasi AS	500,000	249,316
		9,760,964
UKRAINE — 0.0% (f)
Ferrexpo PLC (b)	80,085	91,125
UNITED ARAB EMIRATES — 0.3%
Abu Dhabi Commercial Bank PJSC	565,173	1,247,887
Abu Dhabi Islamic Bank PJSC	248,291	719,243
Abu Dhabi National Oil Co. for Distribution PJSC	752,291	798,774
Agthia Group PJSC	198,700	269,015
Air Arabia PJSC	303,107	199,703
Al Waha Capital PJSC	320,607	103,536
AL Yah Satellite Communications Co-PJSC-Yah Sat	324,632	225,374
Aldar Properties PJSC	680,473	951,684
Amanat Holdings PJSC	296,164	81,438
Americana Restaurants International PLC	249,579	287,423
Aramex PJSC	156,938	120,063
Dana Gas PJSC	494,580	116,105
Dubai Investments PJSC	239,259	152,100
Dubai Islamic Bank PJSC	567,901	848,893
Emaar Properties PJSC	1,264,659	2,222,891
Emirates NBD Bank PJSC	364,564	1,484,020
Emirates Telecommunications Group Co. PJSC	683,367	4,193,326
First Abu Dhabi Bank PJSC	874,289	3,258,430
Multiply Group PJSC (b)	656,712	569,115
National Central Cooling Co. PJSC	153,945	119,449

See accompanying notes to financial statements.
155

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Network International Holdings PLC (b)(d)	89,178	$ 434,912
Ras Al Khaimah Ceramics	70,256	51,262
		18,454,643
UNITED KINGDOM — 7.3%
3i Group PLC	193,876	4,810,706
4imprint Group PLC	5,541	337,786
888 Holdings PLC (a)(b)	47,272	59,066
AB Dynamics PLC	3,400	81,265
abrdn PLC	399,268	1,109,942
Admiral Group PLC	41,878	1,110,264
Advanced Medical Solutions Group PLC	39,361	113,094
AG Barr PLC	16,160	96,562
AJ Bell PLC	51,401	209,769
Allfunds Group PLC	68,299	417,020
Alliance Pharma PLC (a)	64,517	40,889
Alpha Financial Markets Consulting PLC	21,243	106,004
Alpha Group International PLC	6,913	186,763
Alphawave IP Group PLC (a)(b)	35,904	65,457
AO World PLC (a)(b)	62,970	63,485
Ascential PLC (b)	99,807	280,934
Ashmore Group PLC	105,285	278,950
Ashtead Group PLC	90,763	6,299,370
ASOS PLC (a)(b)	11,344	55,316
Associated British Foods PLC	69,992	1,774,283
Assura PLC REIT	509,966	294,349
Aston Martin Lagonda Global Holdings PLC (a)(b)(d)	126,124	570,311
AstraZeneca PLC	313,385	44,972,861
Auction Technology Group PLC (b)	18,907	179,800
Auto Trader Group PLC (d)	183,811	1,428,722
Aviva PLC	563,679	2,839,027
Avon Rubber PLC	3,300	35,745
B&M European Value Retail SA	207,089	1,468,231
Babcock International Group PLC (b)	45,637	164,108
BAE Systems PLC	610,989	7,211,981
Balfour Beatty PLC	127,332	551,699
Barclays PLC	3,184,771	6,228,355
Barratt Developments PLC	211,958	1,115,176
Beazley PLC	134,090	1,006,368
Bellway PLC	23,031	582,959
Berkeley Group Holdings PLC	23,064	1,150,961
Big Yellow Group PLC REIT	40,678	555,675
Bodycote PLC	38,191	311,232
boohoo Group PLC (a)(b)	194,856	83,984
BP PLC	3,593,631	20,945,729
Breedon Group PLC	61,028	252,937
Security Description	Shares	Value
Bridgepoint Group PLC (d)	45,753	$ 117,849
British American Tobacco PLC	432,996	14,401,782
British Land Co. PLC REIT	171,424	661,776
Britvic PLC	53,345	581,223
BT Group PLC (a)	1,381,786	2,152,530
Bunzl PLC	67,119	2,560,495
Burberry Group PLC	80,347	2,170,347
Bytes Technology Group PLC	45,318	303,920
Capita PLC (b)	230,579	80,439
Capricorn Energy PLC	32,222	76,523
Central Asia Metals PLC	51,544	118,086
Centrica PLC	1,110,691	1,753,136
Ceres Power Holdings PLC (a)(b)	23,094	89,139
Chemring Group PLC	45,439	163,486
Civitas Social Housing PLC REIT	94,438	95,931
CK Hutchison Holdings Ltd.	531,024	3,240,773
Clarkson PLC	6,343	238,700
Close Brothers Group PLC	31,245	350,909
CLS Holdings PLC REIT	22,420	38,537
CMC Markets PLC (a)(d)	21,347	41,741
CNH Industrial NV	218,052	3,144,303
Coats Group PLC	417,653	369,564
Coca-Cola Europacific Partners PLC	28,700	1,849,141
Coca-Cola Europacific Partners PLC	11,838	762,376
Compass Group PLC	357,509	10,022,017
Computacenter PLC	16,351	475,010
ConvaTec Group PLC (d)	356,877	931,750
Craneware PLC	6,020	104,471
Cranswick PLC	10,746	443,771
Crest Nicholson Holdings PLC	47,279	113,550
Croda International PLC	27,645	1,978,291
Currys PLC	208,183	138,557
Custodian Property Income Reit PLC	48,411	52,069
CVS Group PLC	15,156	381,169
Darktrace PLC (b)	60,244	235,987
DCC PLC	19,759	1,106,525
Dechra Pharmaceuticals PLC	24,865	1,165,629
Deliveroo PLC (b)(d)	192,453	280,153
Derwent London PLC REIT	22,196	578,380
Diageo PLC	458,184	19,718,726
Diploma PLC	26,444	1,004,797
Direct Line Insurance Group PLC	243,899	422,144
DiscoverIE Group PLC	17,794	190,028
Domino's Pizza Group PLC	66,407	233,017
Dowlais Group PLC (b)	259,443	418,901
Dr Martens PLC	130,166	202,891
Drax Group PLC	73,791	544,123
DS Smith PLC	266,655	923,708
Dunelm Group PLC	27,955	398,410

See accompanying notes to financial statements.
156

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
easyJet PLC (b)	75,712	$ 465,737
Elementis PLC (b)	110,056	142,718
EMIS Group PLC	9,755	169,908
Empiric Student Property PLC REIT	78,997	84,564
EnQuest PLC (b)	246,882	46,772
Entain PLC	127,193	2,058,870
Ergomed PLC (b)	10,371	128,555
Essentra PLC	43,641	89,993
Fevertree Drinks PLC	19,108	296,131
Firstgroup PLC	134,723	249,880
Forterra PLC (d)	29,434	60,472
Frasers Group PLC (b)	35,574	317,875
Fund Technologies PLC (a)(b)	4,773	116,504
Future PLC	18,885	161,932
Games Workshop Group PLC	7,646	1,062,143
Gamma Communications PLC	18,521	268,746
GB Group PLC	36,644	106,974
Genuit Group PLC	40,497	151,111
Genus PLC	11,981	330,528
Grafton Group PLC CDI	46,361	460,743
Grainger PLC	175,844	507,927
Great Portland Estates PLC REIT	50,086	264,259
Greatland Gold PLC (a)(b)	854,395	78,209
Greggs PLC	20,379	662,718
Halfords Group PLC	57,823	158,495
Halma PLC	75,163	2,177,933
Hammerson PLC REIT (a)	1,058,091	334,956
Harbour Energy PLC	122,622	356,821
Hargreaves Lansdown PLC	69,110	717,173
Hays PLC	302,390	393,110
Hill & Smith PLC	18,328	349,986
Hiscox Ltd.	69,030	958,056
Home Reit PLC	160,701	77,739
Howden Joinery Group PLC	111,952	915,662
HSBC Holdings PLC	4,046,193	32,071,179
Hunting PLC	40,060	101,555
Ibstock PLC (d)	111,679	198,634
IG Group Holdings PLC	79,080	681,115
IMI PLC	51,951	1,084,856
Impact Healthcare Reit PLC	79,956	91,487
Impax Asset Management Group PLC	15,084	109,211
Imperial Brands PLC	175,741	3,894,069
Inchcape PLC	70,960	703,002
Indivior PLC (b)	25,590	593,092
Informa PLC	277,830	2,567,980
IntegraFin Holdings PLC	50,848	153,210
InterContinental Hotels Group PLC	34,496	2,387,124
Intermediate Capital Group PLC	59,958	1,052,108
Security Description	Shares	Value
International Distributions Services PLC	183,438	$ 516,186
Intertek Group PLC	31,953	1,733,948
Investec PLC	145,371	814,676
IP Group PLC	167,453	120,284
ITM Power PLC (a)(b)	81,487	75,035
ITV PLC	758,313	659,908
J D Wetherspoon PLC (a)(b)	16,884	144,355
J Sainsbury PLC	340,762	1,166,126
JD Sports Fashion PLC	500,315	930,372
JET2 PLC	40,306	638,536
John Wood Group PLC (b)	116,196	200,402
Johnson Matthey PLC	35,535	789,705
Johnson Service Group PLC	54,408	71,385
Judges Scientific PLC	1,508	175,232
Jupiter Fund Management PLC	87,814	120,383
Just Eat Takeaway.com NV (b)(d)(e)	35,232	539,957
Just Eat Takeaway.com NV (a)(b)(d)(e)	5,995	92,195
Just Group PLC	193,247	191,143
Kainos Group PLC	16,159	253,909
Keller Group PLC	10,427	92,795
Kier Group PLC (b)	60,227	57,504
Kingfisher PLC	372,227	1,098,208
Lancashire Holdings Ltd.	47,161	346,978
Land Securities Group PLC REIT	147,460	1,079,355
Learning Technologies Group PLC	142,197	149,417
Legal & General Group PLC	1,191,657	3,453,874
Liontrust Asset Management PLC	10,791	98,508
Lloyds Banking Group PLC	13,658,976	7,579,888
London Stock Exchange Group PLC	82,475	8,787,430
LondonMetric Property PLC REIT	196,688	415,612
LXI REIT PLC	301,727	330,869
M&G PLC	492,341	1,199,466
Man Group PLC	247,695	688,601
Marks & Spencer Group PLC (b)	393,176	964,788
Marlowe PLC (a)(b)	19,502	138,846
Marshalls PLC	41,468	126,845
Melrose Industries PLC	269,590	1,738,840
Mitchells & Butlers PLC (b)	53,624	139,455
Mitie Group PLC	231,544	284,080
Mobico Group PLC	80,953	100,268
Molten Ventures PLC (b)	25,668	87,195
Moneysupermarket.com Group PLC	105,401	362,876
Moonpig Group PLC (b)	56,524	103,625
Morgan Advanced Materials PLC	51,435	179,454
Morgan Sindall Group PLC	9,417	219,808

See accompanying notes to financial statements.
157

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
National Grid PLC	753,454	$ 10,000,194
NatWest Group PLC	1,211,915	3,708,146
NCC Group PLC	91,183	112,100
Next 15 Group PLC	13,086	112,965
Next PLC	24,632	2,162,183
Ninety One PLC	69,121	147,633
Ocado Group PLC (a)(b)	108,557	786,400
OSB Group PLC	85,659	524,855
Oxford Biomedica PLC (b)	16,489	88,046
Oxford Instruments PLC	10,209	354,333
Oxford Nanopore Technologies PLC (a)(b)	105,961	287,209
Pagegroup PLC	68,900	351,624
Pan African Resources PLC	328,869	52,588
Paragon Banking Group PLC	44,251	298,733
Pearson PLC	128,383	1,347,377
Pennon Group PLC	50,701	458,597
Pepco Group NV (b)	26,738	242,468
Persimmon PLC	68,701	896,105
Petrofac Ltd. (a)(b)	91,326	91,725
Pets at Home Group PLC	96,686	462,924
Phoenix Group Holdings PLC	143,163	969,664
Picton Property Income Ltd. REIT	95,313	85,070
Playtech PLC (b)	51,033	382,797
Polar Capital Holdings PLC	18,095	118,706
Premier Foods PLC	118,527	191,978
Primary Health Properties PLC REIT (a)	266,219	323,058
PRS REIT PLC	80,000	81,773
PZ Cussons PLC	62,053	127,872
QinetiQ Group PLC	115,721	522,138
Quilter PLC (d)	280,088	282,023
Rank Group PLC (b)	31,507	35,410
Rathbones Group PLC	10,212	241,910
Reach PLC	36,256	30,699
Reckitt Benckiser Group PLC	146,509	11,021,979
Redde Northgate PLC	40,263	191,956
Redrow PLC	56,797	319,205
Regional REIT Ltd. (d)	91,945	54,590
RELX PLC (e)	376,660	12,579,004
RELX PLC (e)	11,746	391,754
Renewi PLC (b)	10,000	65,469
Renishaw PLC	8,997	446,324
Rentokil Initial PLC	504,251	3,946,785
Restore PLC (a)	22,408	66,663
Rightmove PLC	167,554	1,114,287
Rolls-Royce Holdings PLC (b)	1,677,299	3,228,880
Rotork PLC	172,252	668,125
RS GROUP PLC	98,783	956,832
RWS Holdings PLC	68,873	206,120
S4 Capital PLC (b)	60,873	97,646
Safestore Holdings PLC REIT	44,314	480,169
Sage Group PLC	210,723	2,477,977
Security Description	Shares	Value
Savills PLC	36,289	$ 392,651
Schroders PLC	165,164	919,888
Segro PLC REIT	241,989	2,209,243
Serco Group PLC	242,613	480,251
Serica Energy PLC	48,012	128,417
Severn Trent PLC	50,456	1,646,628
Shaftesbury Capital PLC REIT	293,117	428,925
SIG PLC (b)	86,698	38,192
Smart Metering Systems PLC	22,755	199,441
Smith & Nephew PLC	172,897	2,792,371
Smiths Group PLC	70,481	1,476,154
Softcat PLC	24,242	437,231
Spectris PLC	21,478	982,388
Spirax-Sarco Engineering PLC	14,606	1,927,179
Spire Healthcare Group PLC (d)	49,079	132,593
Spirent Communications PLC	125,923	261,911
SSE PLC	226,801	5,324,161
SSP Group PLC (b)	147,667	470,843
St. James's Place PLC	108,981	1,508,761
Standard Chartered PLC	485,987	4,232,626
SThree PLC	42,774	185,710
Subsea 7 SA	65,127	812,691
Supermarket Income Reit PLC	229,079	213,089
Synthomer PLC (b)	64,629	59,899
Target Healthcare REIT PLC (a)	83,000	75,765
Tate & Lyle PLC	88,689	818,600
Taylor Wimpey PLC	755,009	987,387
Team17 Group PLC (b)	19,803	90,636
Telecom Plus PLC	13,020	279,745
Tesco PLC	1,459,984	4,610,482
THG PLC (a)(b)	181,987	188,516
TORM PLC Class A	5,314	128,020
TP ICAP Group PLC	162,451	312,277
Trainline PLC (b)(d)	98,595	327,160
Travis Perkins PLC	49,344	511,593
Tritax Big Box REIT PLC	373,946	595,776
Trustpilot Group PLC (b)(d)	68,222	58,892
Tyman PLC	34,370	112,081
U.K. Commercial Property REIT Ltd.	128,022	78,776
Unilever PLC	512,090	26,695,043
UNITE Group PLC REIT	75,290	834,902
United Utilities Group PLC	136,022	1,664,976
Urban Logistics REIT PLC	64,877	92,379
Vanquis Banking Group PLC	54,404	131,555
Vesuvius PLC	43,415	220,182
Victoria PLC (a)(b)	17,044	127,630
Victrex PLC	15,021	266,173
Virgin Money U.K. PLC	247,301	471,414
Vistry Group PLC	67,684	568,361
Vodafone Group PLC	5,236,935	4,942,785
Volex PLC	20,903	75,340

See accompanying notes to financial statements.
158

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Volution Group PLC	36,823	$ 177,054
Warehouse Reit PLC	89,420	90,265
Watches of Switzerland Group PLC (b)(d)	44,658	346,617
Weir Group PLC	51,713	1,155,754
WH Smith PLC	26,114	515,437
Whitbread PLC	40,667	1,752,437
Wickes Group PLC	69,428	108,127
Wincanton PLC	20,380	65,164
Wise PLC Class A (a)(b)	121,000	1,012,464
Workspace Group PLC REIT	24,084	144,768
WPP PLC	214,056	2,246,077
Yellow Cake PLC (a)(b)(d)	39,517	205,792
YouGov PLC	17,034	216,562
Young & Co.'s Brewery PLC Class A	2,735	41,726
		431,143,060
UNITED STATES — 4.1%
Bausch Health Cos., Inc. (a)(b)	62,100	497,457
Brookfield Renewable Corp. Class A (a)	25,000	789,533
BRP, Inc. (a)	7,067	598,098
Burford Capital Ltd.	37,126	453,893
Carnival PLC (b)	25,556	427,471
CSL Ltd.	98,081	18,148,886
CyberArk Software Ltd. (b)	8,183	1,279,248
Diversified Energy Co. PLC	154,943	174,136
Eagle Hospitality Trust REIT (b)(c)	112,600	—
Energy Fuels, Inc. (a)(b)	29,700	184,720
Experian PLC	184,944	7,105,884
Fiverr International Ltd. (a)(b)	5,800	150,858
GCC SAB de CV	31,400	268,513
GSK PLC	834,360	14,802,724
Haleon PLC	1,009,433	4,147,591
Holcim AG (b)	110,983	7,484,396
Inmode Ltd. (b)	14,100	526,635
James Hardie Industries PLC CDI (b)	87,712	2,338,044
JBS SA	152,500	551,959
JS Global Lifestyle Co. Ltd. (b)(d)	278,500	48,573
Legend Biotech Corp. ADR (b)	11,300	780,039
Maxeon Solar Technologies Ltd. (b)	6,200	174,592
MDA Ltd. (b)	18,800	116,075
Monday.com Ltd. (b)	3,755	642,931
Nestle SA	555,367	66,835,811
Parade Technologies Ltd.	18,000	623,972
PolyPeptide Group AG (b)(d)	2,241	47,070
Primo Water Corp. (a)	31,100	390,146
QIAGEN NV (b)	45,084	2,026,154
REC Silicon ASA (a)(b)	36,713	55,048
Security Description	Shares	Value
Reliance Worldwide Corp. Ltd.	193,546	$ 531,769
Resolute Forest Products, Inc. (b)	7,600	10,792
RHI Magnesita NV	6,075	204,826
Riskified Ltd. Class A (b)	9,600	46,656
Roche Holding AG	142,072	43,418,124
Roche Holding AG Bearer Shares (a)	6,315	2,074,638
Sanofi	230,140	24,771,355
Schneider Electric SE	110,233	20,023,089
Signify NV (d)	26,228	735,139
Sims Ltd.	32,754	345,266
Sinch AB (b)(d)	110,553	249,273
Stellantis NV (e)	119,689	2,103,595
Stellantis NV (e)	343,369	6,035,595
Swiss Re AG	60,664	6,115,408
Taro Pharmaceutical Industries Ltd. (b)	2,400	91,032
Tenaris SA	106,949	1,599,562
Titan Cement International SA	7,754	146,690
Vobile Group Ltd. (a)(b)	279,000	85,562
		240,258,828
VIETNAM — 0.0% (f)
XP Power Ltd.	3,507	88,001
ZAMBIA — 0.1%
First Quantum Minerals Ltd.	117,600	2,785,251
TOTAL COMMON STOCKS (Cost $5,256,290,598)		5,633,519,634

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr. Ing. h.c. F. Porsche AG (b)(d)	23,598	2,931,011
RUSSIA — 0.0%
Surgutneftegas PJSC (c)(g)	802,100	—
TOTAL PREFERRED STOCKS (Cost $2,516,958)		2,931,011
RIGHTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Abacus Property Group (expiring 07/27/23) (b)(c)	13,986	—
AUSTRIA — 0.0% (f)
Lenzing AG (expiring 07/05/23) (b)	2,503	14,585
BELGIUM — 0.0% (f)
Aedifica SA (expiring 07/01/23) (b)	9,564	12,711

See accompanying notes to financial statements.
159

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
SINGAPORE — 0.0% (f)
CapitaLand India Trust Management Pte. Ltd. (expiring 07/10/23) (b)	23,835	$ 1,409
SOUTH KOREA — 0.0% (f)
Intellian Technologies, Inc. (expiring 07/01/23) (b)	268	3,071
SPAIN — 0.0% (f)
Sacyr SA (expiring 07/04/23) (a)(b)	68,720	6,155
TOTAL RIGHTS (Cost $37,470)		37,931
WARRANTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Magellan Financial Group Ltd. (expiring 04/16/27) (b)	2,771	369
PointsBet Holdings Ltd. (expiring 07/08/24) (b)	1,183	—
		369
CANADA — 0.0% (f)
Logan Energy Corp. (expiring 07/31/23) (b)(c)	28,800	—
ITALY — 0.0% (f)
Webuild SpA (expiring 08/02/30) (a)(b)(c)	2,371	—
MACAU — 0.0% (f)
MECOM Power & Construction Ltd. (expiring 05/24/24) (b)	25,200	212
MALAYSIA — 0.0% (f)
Frontken Corp. Bhd (expiring 05/03/26) (b)	30,950	1,492
Scientex Bhd (expiring 01/14/26) (b)	4,960	542
SKP Resources Bhd (expiring 04/25/26) (b)	54,260	697
VS Industry Bhd (expiring 06/14/24) (b)	88,800	666
		3,397
THAILAND — 0.0% (f)
Kiatnakin Phatra Bank PCL (expiring 03/17/24) (b)	2,116	78
Kiatnakin Phatra Bank PCL (expiring 03/17/26) (b)	2,116	191
MBK PCL (expiring 05/15/24) (b)	4,746	2,088
MBK PCL (expiring 05/15/25) (b)	4,747	1,941
MBK PCL (expiring 11/15/24) (b)	4,746	1,968
Plan B Media PCL (expiring 01/13/25) (b)	10,680	548
Srisawad Corp. PCL (expiring 08/29/25) (b)	3,396	263
Security Description	Shares	Value
VGI PCL (expiring 05/23/27) (b)	223,290	$ 945
Vibhavadi Medical Center PCL (expiring 07/19/25) (b)	54,625	231
		8,253
TOTAL WARRANTS (Cost $437)		12,231
SHORT-TERM INVESTMENTS — 5.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (h)(i)	202,227,678	202,227,678
State Street Navigator Securities Lending Portfolio II (j)(k)	146,791,013	146,791,013
TOTAL SHORT-TERM INVESTMENTS (Cost $349,018,691)		349,018,691
TOTAL INVESTMENTS — 101.8% (Cost $5,607,864,154)		5,985,519,498
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(107,185,619)
NET ASSETS — 100.0%		$ 5,878,333,879
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $396,298, representing less than 0.05% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2023.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
160

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.
161

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	1,459	09/15/2023	$155,665,122	$157,243,727	$1,578,605
S&P/TSX 60 Index (long)	92	09/14/2023	16,673,543	16,944,825	271,282
E-mini MSCI Emerging Markets (long)	1,566	09/15/2023	78,695,005	78,135,570	(559,435)
					$1,290,452

During the period ended June 30, 2023, average notional value related to futures contracts was $189,654,002.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 708,200,609	$4,924,922,728	$396,297	$5,633,519,634
Preferred Stocks	—	2,931,011	0(a)	2,931,011
Rights	6,155	31,776	0(a)	37,931
Warrants	12,231	—	0(a)	12,231
Short-Term Investments	349,018,691	—	—	349,018,691
TOTAL INVESTMENTS	$1,057,237,686	$4,927,885,515	$396,297	$5,985,519,498
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 1,849,887	$ —	$ —	$ 1,849,887
Futures Contracts - Unrealized Depreciation	(559,435)	—	—	(559,435)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,290,452	$ —	$ —	$ 1,290,452
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2023.
Top Five Sectors as of June 30, 2023

Description	% of Net Assets
Banks	12.8%
Pharmaceuticals	5.6
Semiconductors	5.3
Insurance	4.6
Oil & Gas	4.4
TOTAL	32.7%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	198,057,869	$198,057,869	$547,401,359	$543,231,550	$—	$—	202,227,678	$202,227,678	$4,132,175
State Street Navigator Securities Lending Portfolio II	198,045,220	198,045,220	376,589,243	427,843,450	—	—	146,791,013	146,791,013	810,811
Total		$396,103,089	$923,990,602	$971,075,000	$—	$—		$349,018,691	$4,942,986
See accompanying notes to financial statements.
162

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 1.2%
AAR Corp. (a)	10,341	$ 597,296
Aerojet Rocketdyne Holdings, Inc. (a)	24,512	1,344,973
AeroVironment, Inc. (a)	7,945	812,615
AerSale Corp. (a)	9,900	145,530
Archer Aviation, Inc. Class A (a) (b)	49,400	203,528
Astronics Corp. (a)	7,268	144,343
BWX Technologies, Inc.	28,326	2,027,292
Cadre Holdings, Inc.	5,500	119,900
Curtiss-Wright Corp.	11,815	2,169,943
Ducommun, Inc. (a)	3,200	139,424
Eve Holding, Inc. (a) (b)	5,600	58,688
HEICO Corp. (b)	14,046	2,485,299
HEICO Corp. Class A	24,664	3,467,758
Hexcel Corp.	26,117	1,985,414
Kaman Corp.	7,499	182,451
Kratos Defense & Security Solutions, Inc. (a)	38,600	553,524
Leonardo DRS, Inc. (a) (b)	15,500	268,770
Mercury Systems, Inc. (a)	15,700	543,063
Moog, Inc. Class A	9,021	978,147
National Presto Industries, Inc.	1,890	138,348
Park Aerospace Corp. (b)	7,400	102,120
Parsons Corp. (a)	11,251	541,623
Redwire Corp. (a) (b)	6,800	17,340
Rocket Lab USA, Inc. (a) (b)	77,500	465,000
Spirit AeroSystems Holdings, Inc. Class A	34,242	999,524
Terran Orbital Corp. (a) (b)	16,100	24,150
Triumph Group, Inc. (a)	18,845	233,113
V2X, Inc. (a)	4,200	208,152
Virgin Galactic Holdings, Inc. (a) (b)	77,400	300,312
Woodward, Inc.	18,674	2,220,525
		23,478,165
AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	16,800	317,016
Forward Air Corp.	8,051	854,292
GXO Logistics, Inc. (a)	36,590	2,298,584
Hub Group, Inc. Class A (a)	10,117	812,597
Radiant Logistics, Inc. (a)	10,753	72,260
		4,354,749
AUTOMOBILE COMPONENTS — 0.8%
Adient PLC (a)	29,400	1,126,608
American Axle & Manufacturing Holdings, Inc. (a)	32,850	271,670
Cooper-Standard Holdings, Inc. (a)	5,200	74,152
Dana, Inc.	40,142	682,414
Dorman Products, Inc. (a)	8,227	648,534
Fox Factory Holding Corp. (a)	13,097	1,421,155
Security Description	Shares	Value
Gentex Corp.	72,723	$ 2,127,875
Gentherm, Inc. (a)	10,185	575,554
Goodyear Tire & Rubber Co. (a)	86,016	1,176,699
Holley, Inc. (a) (b)	15,100	61,759
LCI Industries	7,713	974,615
Lear Corp.	17,951	2,576,866
Luminar Technologies, Inc. (a) (b)	80,300	552,464
Modine Manufacturing Co. (a)	15,683	517,853
Patrick Industries, Inc. (b)	6,528	522,240
QuantumScape Corp. (a) (b)	82,401	658,384
Solid Power, Inc. (a) (b)	38,200	97,028
Standard Motor Products, Inc.	6,243	234,237
Stoneridge, Inc. (a)	7,782	146,691
Visteon Corp. (a)	8,658	1,243,375
XPEL, Inc. (a) (b)	7,000	589,540
		16,279,713
AUTOMOBILES — 0.4%
Fisker, Inc. (a) (b)	59,700	336,708
Harley-Davidson, Inc.	40,701	1,433,082
Livewire Group, Inc. (a)	3,400	40,154
Lucid Group, Inc. (a) (b)	233,300	1,607,437
Rivian Automotive, Inc. Class A (a) (b)	160,200	2,668,932
Thor Industries, Inc. (b)	15,901	1,645,753
Winnebago Industries, Inc.	9,500	633,555
Workhorse Group, Inc. (a) (b)	40,275	35,104
		8,400,725
BANKS — 4.7%
1st Source Corp.	5,120	214,682
ACNB Corp.	2,600	86,242
Amalgamated Financial Corp.	5,100	82,059
Amerant Bancorp, Inc.	7,400	127,206
American National Bankshares, Inc. (b)	3,800	110,124
Ameris Bancorp	21,159	723,849
Ames National Corp.	400	7,212
Arrow Financial Corp. (b)	4,044	81,446
Associated Banc-Corp.	46,230	750,313
Atlantic Union Bankshares Corp.	23,607	612,602
Axos Financial, Inc. (a)	18,432	726,958
Banc of California, Inc.	15,454	178,957
BancFirst Corp.	6,352	584,384
Bancorp, Inc. (a)	18,200	594,230
Bank First Corp. (b)	2,700	224,640
Bank of Hawaii Corp. (b)	12,526	516,447
Bank of Marin Bancorp	5,144	90,894
Bank of NT Butterfield & Son Ltd.	15,696	429,443
Bank OZK	34,728	1,394,676
Bank7 Corp.	1,100	26,983
BankUnited, Inc.	23,127	498,387
Bankwell Financial Group, Inc.	1,842	44,908
Banner Corp.	10,500	458,535

See accompanying notes to financial statements.
163

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Bar Harbor Bankshares	4,380	$ 107,923
BayCom Corp. (b)	3,600	60,048
BCB Bancorp, Inc. (b)	5,000	58,700
Berkshire Hills Bancorp, Inc.	12,816	265,676
Blue Foundry Bancorp (a) (b)	10,806	109,249
Blue Ridge Bankshares, Inc. (b)	6,200	54,870
BOK Financial Corp.	9,408	759,978
Bridgewater Bancshares, Inc. (a)	5,850	57,623
Brookline Bancorp, Inc.	26,522	231,802
Burke & Herbert Financial Services Corp.	2,000	128,400
Business First Bancshares, Inc. (b)	7,200	108,504
Byline Bancorp, Inc.	6,700	121,203
C&F Financial Corp.	1,000	53,700
Cadence Bank	58,245	1,143,932
Cambridge Bancorp (b)	1,791	97,269
Camden National Corp.	5,002	154,912
Capital Bancorp, Inc.	3,300	59,730
Capital City Bank Group, Inc.	5,905	180,929
Capitol Federal Financial, Inc.	36,700	226,439
Capstar Financial Holdings, Inc. (b)	5,000	61,350
Carter Bankshares, Inc. (a) (b)	8,400	124,236
Cathay General Bancorp	20,709	666,623
Central Pacific Financial Corp.	7,254	113,960
Central Valley Community Bancorp	3,100	47,895
Chemung Financial Corp.	1,100	42,251
ChoiceOne Financial Services, Inc.	2,100	48,300
Citizens & Northern Corp. (b)	4,651	89,764
Citizens Financial Services, Inc.	1,300	96,811
City Holding Co.	4,995	449,500
Civista Bancshares, Inc.	6,500	113,100
CNB Financial Corp. (b)	6,200	109,430
Coastal Financial Corp. (a)	2,813	105,909
Codorus Valley Bancorp, Inc.	3,000	58,830
Colony Bankcorp, Inc. (b)	4,946	46,591
Columbia Banking System, Inc.	66,578	1,350,202
Columbia Financial, Inc. (a) (b)	10,300	178,087
Commerce Bancshares, Inc.	36,087	1,757,437
Community Bank System, Inc.	17,439	817,540
Community Financial Corp.	1,600	43,344
Community Trust Bancorp, Inc.	4,803	170,843
ConnectOne Bancorp, Inc.	11,234	186,372
CrossFirst Bankshares, Inc. (a)	12,523	125,230
Cullen/Frost Bankers, Inc.	18,372	1,975,541
Customers Bancorp, Inc. (a)	10,002	302,661
CVB Financial Corp. (b)	42,300	561,744
Dime Community Bancshares, Inc.	8,640	152,323
Eagle Bancorp, Inc.	8,900	188,324
East West Bancorp, Inc.	43,633	2,303,386
Eastern Bankshares, Inc.	49,600	608,592
Enterprise Bancorp, Inc.	2,478	71,713
Security Description	Shares	Value
Enterprise Financial Services Corp.	11,214	$ 438,467
Equity Bancshares, Inc. Class A (b)	5,300	120,734
Esquire Financial Holdings, Inc.	2,000	91,480
ESSA Bancorp, Inc.	2,700	40,365
Evans Bancorp, Inc.	800	19,944
Farmers & Merchants Bancorp, Inc. (b)	3,500	78,785
Farmers National Banc Corp.	12,866	159,152
FB Financial Corp.	10,883	305,268
Fidelity D&D Bancorp, Inc. (b)	1,400	68,026
Financial Institutions, Inc.	3,780	59,497
First BanCorp (c)	55,900	683,098
First BanCorp (c)	12,514	372,291
First Bancorp, Inc. (b)	3,000	73,020
First Bancshares, Inc.	6,500	167,960
First Bank	4,400	45,672
First Busey Corp.	14,588	293,219
First Business Financial Services, Inc.	3,073	90,623
First Citizens BancShares, Inc. Class A	3,428	4,399,667
First Commonwealth Financial Corp.	30,206	382,106
First Community Bankshares, Inc.	5,400	160,542
First Community Corp.	2,300	39,928
First Financial Bancorp	29,391	600,752
First Financial Bankshares, Inc.	42,202	1,202,335
First Financial Corp.	3,600	116,892
First Foundation, Inc.	13,250	52,603
First Hawaiian, Inc.	41,100	740,211
First Horizon Corp.	166,100	1,871,947
First Interstate BancSystem, Inc. Class A	25,432	606,299
First Merchants Corp.	16,620	469,183
First Mid Bancshares, Inc. (b)	5,000	120,700
First of Long Island Corp. (b)	5,650	67,913
First Western Financial, Inc. (a) (b)	3,100	57,660
Five Star Bancorp	3,200	71,584
Flushing Financial Corp.	9,000	110,610
FNB Corp.	111,598	1,276,681
FS Bancorp, Inc.	2,000	60,140
Fulton Financial Corp.	50,592	603,057
FVCBankcorp, Inc. (a) (b)	5,524	59,493
German American Bancorp, Inc.	8,425	228,992
Glacier Bancorp, Inc. (b)	34,808	1,084,965
Great Southern Bancorp, Inc.	2,768	140,421
Greene County Bancorp, Inc.	2,000	59,600
Guaranty Bancshares, Inc. (b)	2,765	74,876
Hancock Whitney Corp.	27,620	1,060,056
Hanmi Financial Corp.	7,700	114,961
HarborOne Bancorp, Inc.	13,963	121,199
HBT Financial, Inc. (b)	5,200	95,888
Heartland Financial USA, Inc.	12,100	337,227

See accompanying notes to financial statements.
164

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Heritage Commerce Corp.	19,166	$ 158,694
Heritage Financial Corp.	10,600	171,402
Hilltop Holdings, Inc.	14,400	453,024
Hingham Institution For Savings The (b)	368	78,450
Home Bancorp, Inc.	2,473	82,128
Home BancShares, Inc.	59,123	1,348,004
HomeStreet, Inc.	4,674	27,670
HomeTrust Bancshares, Inc.	3,709	77,481
Hope Bancorp, Inc.	32,321	272,143
Horizon Bancorp, Inc.	11,140	115,967
Independent Bank Corp. (c)	13,565	603,778
Independent Bank Corp. (c)	7,118	120,721
Independent Bank Group, Inc.	11,672	403,034
International Bancshares Corp.	16,150	713,830
John Marshall Bancorp, Inc. (b)	3,800	76,342
Kearny Financial Corp.	15,851	111,750
Lakeland Bancorp, Inc.	17,400	232,986
Lakeland Financial Corp.	7,428	360,407
LCNB Corp.	3,300	48,708
Live Oak Bancshares, Inc.	10,590	278,623
Luther Burbank Corp.	3,600	32,112
Macatawa Bank Corp.	8,146	75,595
MainStreet Bancshares, Inc.	2,100	47,586
Mercantile Bank Corp.	4,100	113,242
Metrocity Bankshares, Inc. (b)	5,500	98,395
Metropolitan Bank Holding Corp. (a)	2,800	97,244
Mid Penn Bancorp, Inc. (b)	5,126	113,182
Middlefield Banc Corp. (b)	2,400	64,320
Midland States Bancorp, Inc.	6,702	133,437
MidWestOne Financial Group, Inc.	4,651	99,392
MVB Financial Corp. (b)	3,473	73,211
National Bank Holdings Corp. Class A	8,348	242,426
National Bankshares, Inc.	1,800	52,542
NBT Bancorp, Inc.	12,700	404,495
New York Community Bancorp, Inc.	221,025	2,484,321
Nicolet Bankshares, Inc. (b)	3,916	265,936
Northeast Bank (b)	1,900	79,173
Northeast Community Bancorp, Inc. (b)	4,100	61,008
Northfield Bancorp, Inc. (b)	12,780	140,324
Northrim BanCorp, Inc.	1,700	66,861
Northwest Bancshares, Inc.	37,376	396,186
Norwood Financial Corp. (b)	2,300	67,919
NU Holdings Ltd. Class A (a)	716,300	5,651,607
Oak Valley Bancorp	2,100	52,899
OceanFirst Financial Corp.	17,907	279,707
OFG Bancorp	13,500	352,080
Old National Bancorp	91,495	1,275,440
Old Second Bancorp, Inc.	11,235	146,729
Orange County Bancorp, Inc.	1,600	59,200
Origin Bancorp, Inc.	5,900	172,870
Security Description	Shares	Value
Orrstown Financial Services, Inc.	3,000	$ 57,450
Pacific Premier Bancorp, Inc.	28,601	591,469
PacWest Bancorp	38,489	313,685
Park National Corp. (b)	4,317	441,715
Parke Bancorp, Inc.	3,197	54,317
Pathward Financial, Inc.	8,843	409,961
PCB Bancorp (b)	3,800	55,898
Peapack-Gladstone Financial Corp.	4,500	121,860
Penns Woods Bancorp, Inc.	2,100	52,563
Peoples Bancorp, Inc.	9,914	263,217
Peoples Financial Services Corp. (b)	2,639	115,562
Pinnacle Financial Partners, Inc.	24,389	1,381,637
Pioneer Bancorp, Inc. (a)	3,419	30,600
Plumas Bancorp	1,700	60,673
Ponce Financial Group, Inc. (a) (b)	6,300	54,747
Popular, Inc.	22,510	1,362,305
Preferred Bank	3,977	218,695
Premier Financial Corp.	9,397	150,540
Primis Financial Corp. (b)	6,269	52,785
Princeton Bancorp, Inc. (b)	1,600	43,712
Prosperity Bancshares, Inc.	27,709	1,565,004
Provident Financial Services, Inc.	21,656	353,859
QCR Holdings, Inc.	5,320	218,280
RBB Bancorp	5,000	59,700
Red River Bancshares, Inc. (b)	1,100	54,054
Renasant Corp.	17,132	447,659
Republic Bancorp, Inc. Class A	2,808	119,340
S&T Bancorp, Inc.	12,061	327,939
Sandy Spring Bancorp, Inc.	12,280	278,510
Seacoast Banking Corp. of Florida	26,191	578,821
ServisFirst Bancshares, Inc. (b)	16,300	666,996
Shore Bancshares, Inc. (b)	8,600	99,416
Sierra Bancorp (b)	4,318	73,276
Simmons First National Corp. Class A	41,539	716,548
SmartFinancial, Inc.	5,302	114,046
South Plains Financial, Inc.	4,221	95,015
Southern First Bancshares, Inc. (a)	2,100	51,975
Southern Missouri Bancorp, Inc. (b)	2,800	107,660
Southern States Bancshares, Inc.	2,300	48,530
Southside Bancshares, Inc.	8,955	234,263
SouthState Corp.	23,542	1,549,064
Stellar Bancorp, Inc.	13,798	315,836
Sterling Bancorp, Inc. (a) (b)	8,989	49,170
Stock Yards Bancorp, Inc. (b)	8,800	399,256
Summit Financial Group, Inc.	4,115	85,016
Synovus Financial Corp.	46,048	1,392,952

See accompanying notes to financial statements.
165

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Texas Capital Bancshares, Inc. (a)	14,572	$ 750,458
Third Coast Bancshares, Inc. (a)	4,300	68,241
Timberland Bancorp, Inc.	700	17,906
Tompkins Financial Corp.	4,481	249,592
Towne Bank	21,190	492,456
TriCo Bancshares	10,072	334,390
Triumph Financial, Inc. (a)	7,321	444,531
TrustCo Bank Corp. NY	6,319	180,787
Trustmark Corp.	18,396	388,524
UMB Financial Corp.	13,889	845,840
United Bankshares, Inc.	40,705	1,207,717
United Community Banks, Inc.	32,140	803,179
Unity Bancorp, Inc.	2,295	54,139
Univest Financial Corp.	10,740	194,179
USCB Financial Holdings, Inc. (a)	4,383	44,707
Valley National Bancorp	134,868	1,045,227
Veritex Holdings, Inc.	16,150	289,570
Virginia National Bankshares Corp.	1,500	48,225
Washington Federal, Inc.	20,217	536,155
Washington Trust Bancorp, Inc.	5,023	134,667
Webster Financial Corp.	53,841	2,032,498
WesBanco, Inc.	18,302	468,714
West BanCorp, Inc. (b)	4,100	75,481
Westamerica BanCorp	8,385	321,146
Western Alliance Bancorp	33,983	1,239,360
Wintrust Financial Corp.	18,831	1,367,507
WSFS Financial Corp.	19,624	740,217
		94,155,612
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a) (b)	3,016	930,255
Celsius Holdings, Inc. (a) (b)	16,900	2,521,311
Coca-Cola Consolidated, Inc.	1,446	919,685
Duckhorn Portfolio, Inc. (a)	11,700	151,749
MGP Ingredients, Inc.	4,400	467,632
National Beverage Corp. (a)	7,994	386,510
Primo Water Corp.	48,600	609,444
Vita Coco Co., Inc. (a)	9,700	260,639
Zevia PBC Class A (a)	7,700	33,187
		6,280,412
BIOTECHNOLOGY — 5.5%
2seventy bio, Inc. (a) (b)	10,607	107,343
4D Molecular Therapeutics, Inc. (a)	9,200	166,244
89bio, Inc. (a)	19,000	360,050
Aadi Bioscience, Inc. (a) (b)	3,700	25,309
ACADIA Pharmaceuticals, Inc. (a)	37,789	905,047
Acrivon Therapeutics, Inc. (a)	3,100	40,176
Actinium Pharmaceuticals, Inc. (a)	8,000	59,360
Security Description	Shares	Value
Adicet Bio, Inc. (a) (b)	14,100	$ 34,263
ADMA Biologics, Inc. (a)	76,300	281,547
Aduro Biotech, Inc. (a)	2,090	272
Aerovate Therapeutics, Inc. (a)	2,600	44,590
Agenus, Inc. (a) (b)	104,900	167,840
Agios Pharmaceuticals, Inc. (a)	16,704	473,057
Akero Therapeutics, Inc. (a)	13,900	648,991
Aldeyra Therapeutics, Inc. (a)	14,300	119,977
Alector, Inc. (a)	19,635	118,006
Alkermes PLC (a)	51,062	1,598,241
Allakos, Inc. (a)	20,500	89,380
Allogene Therapeutics, Inc. (a) (b)	21,531	107,009
Allovir, Inc. (a) (b)	10,000	34,000
Alnylam Pharmaceuticals, Inc. (a)	38,766	7,363,214
Alpine Immune Sciences, Inc. (a)	7,300	75,044
Altimmune, Inc. (a)	15,200	53,656
ALX Oncology Holdings, Inc. (a) (b)	6,100	45,811
Amicus Therapeutics, Inc. (a)	86,241	1,083,187
AnaptysBio, Inc. (a)	5,414	110,121
Anavex Life Sciences Corp. (a) (b)	19,500	158,535
Anika Therapeutics, Inc. (a)	4,747	123,327
Annexon, Inc. (a)	14,000	49,280
Apellis Pharmaceuticals, Inc. (a)	31,800	2,896,980
Arbutus Biopharma Corp. (a) (b)	42,200	97,060
Arcellx, Inc. (a)	9,600	303,552
Arcturus Therapeutics Holdings, Inc. (a)	7,835	224,708
Arcus Biosciences, Inc. (a)	16,895	343,137
Arcutis Biotherapeutics, Inc. (a) (b)	12,400	118,172
Ardelyx, Inc. (a)	65,500	222,045
Arrowhead Pharmaceuticals, Inc. (a)	32,461	1,157,559
ARS Pharmaceuticals, Inc. (a)	7,500	50,250
Astria Therapeutics, Inc. (a)	7,900	65,807
Atara Biotherapeutics, Inc. (a) (b)	52,000	83,720
Aura Biosciences, Inc. (a)	8,400	103,740
Aurinia Pharmaceuticals, Inc. (a) (b)	42,100	407,528
Avid Bioservices, Inc. (a) (b)	19,268	269,174
Avidity Biosciences, Inc. (a)	20,800	230,672
Avita Medical, Inc. (a)	7,700	130,977
Beam Therapeutics, Inc. (a) (b)	20,300	648,179
BioAtla, Inc. (a) (b)	13,600	40,800
BioCryst Pharmaceuticals, Inc. (a) (b)	60,230	424,019
Biohaven Ltd. (a)	19,900	476,008
BioMarin Pharmaceutical, Inc. (a)	58,627	5,081,788
Biomea Fusion, Inc. (a) (b)	6,100	133,895

See accompanying notes to financial statements.
166

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Bioxcel Therapeutics, Inc. (a) (b)	5,512	$ 36,710
Bluebird Bio, Inc. (a) (b)	34,721	114,232
Blueprint Medicines Corp. (a)	18,842	1,190,814
Bridgebio Pharma, Inc. (a) (b)	36,194	622,537
Cabaletta Bio, Inc. (a)	7,900	101,989
CareDx, Inc. (a)	18,148	154,258
Caribou Biosciences, Inc. (a)	22,700	96,475
Carisma Therapeutics, Inc. (b)	8,200	71,914
Catalyst Pharmaceuticals, Inc. (a)	30,847	414,584
Celcuity, Inc. (a) (b)	5,300	58,194
Celldex Therapeutics, Inc. (a)	14,100	478,413
Century Therapeutics, Inc. (a)	5,600	17,696
Cerevel Therapeutics Holdings, Inc. (a) (b)	18,400	584,936
Chinook Therapeutics, Inc. (a)	15,590	598,968
Cogent Biosciences, Inc. (a)	21,100	249,824
Coherus Biosciences, Inc. (a) (b)	22,517	96,148
Compass Therapeutics, Inc. (a)	28,100	89,358
Crinetics Pharmaceuticals, Inc. (a)	16,200	291,924
Cue Biopharma, Inc. (a)	10,600	38,690
Cullinan Oncology, Inc. (a)	7,300	78,548
Cytokinetics, Inc. (a) (b)	26,596	867,562
Day One Biopharmaceuticals, Inc. (a) (b)	15,300	182,682
Deciphera Pharmaceuticals, Inc. (a)	15,400	216,832
Denali Therapeutics, Inc. (a)	36,232	1,069,206
Design Therapeutics, Inc. (a) (b)	9,700	61,110
Disc Medicine, Inc. (a) (b)	2,400	106,560
Dynavax Technologies Corp. (a) (b)	36,738	474,655
Dyne Therapeutics, Inc. (a)	9,500	106,875
Eagle Pharmaceuticals, Inc. (a)	3,046	59,214
Editas Medicine, Inc. (a) (b)	19,039	156,691
Emergent BioSolutions, Inc. (a)	15,100	110,985
Enanta Pharmaceuticals, Inc. (a)	6,600	141,240
Entrada Therapeutics, Inc. (a) (b)	6,600	99,924
EQRx, Inc. (a) (b)	58,500	108,810
Erasca, Inc. (a)	27,800	76,728
Exact Sciences Corp. (a) (b)	56,529	5,308,073
Exelixis, Inc. (a)	99,508	1,901,598
Fate Therapeutics, Inc. (a)	29,489	140,368
Fennec Pharmaceuticals, Inc. (a)	5,600	49,448
FibroGen, Inc. (a)	26,908	72,652
Foghorn Therapeutics, Inc. (a)	8,000	56,320
Genelux Corp. (a)	900	29,448
Generation Bio Co. (a) (b)	14,100	77,550
Geron Corp. (a)	149,683	480,482
Graphite Bio, Inc. (a)	8,600	22,360
Gritstone bio, Inc. (a) (b)	27,000	52,650
Security Description	Shares	Value
Gtx, Inc. CVR (a) (b)	85	$ 161
Halozyme Therapeutics, Inc. (a)	41,058	1,480,962
Heron Therapeutics, Inc. (a)	31,817	36,908
HilleVax, Inc. (a) (b)	5,100	87,669
Horizon Therapeutics PLC (a)	70,164	7,216,367
Humacyte, Inc. (a) (b)	16,200	46,332
Icosavax, Inc. (a)	6,800	67,524
Ideaya Biosciences, Inc. (a)	14,900	350,150
IGM Biosciences, Inc. (a) (b)	4,900	45,227
Immuneering Corp. Class A (a)	6,200	62,868
ImmunityBio, Inc. (a)	44,300	123,154
ImmunoGen, Inc. (a)	74,676	1,409,136
Immunovant, Inc. (a)	14,000	265,580
Inhibrx, Inc. (a) (b)	11,600	301,136
Inozyme Pharma, Inc. (a)	10,400	57,928
Insmed, Inc. (a) (b)	42,166	889,703
Intellia Therapeutics, Inc. (a)	27,300	1,113,294
Intercept Pharmaceuticals, Inc. (a) (b)	6,787	75,064
Ionis Pharmaceuticals, Inc. (a)	44,212	1,814,018
Iovance Biotherapeutics, Inc. (a)	64,600	454,784
Ironwood Pharmaceuticals, Inc. (a)	42,678	454,094
iTeos Therapeutics, Inc. (a)	6,800	90,032
IVERIC bio, Inc. (a)	43,500	1,711,290
Janux Therapeutics, Inc. (a)	4,800	56,976
KalVista Pharmaceuticals, Inc. (a)	6,200	55,800
Karuna Therapeutics, Inc. (a)	11,124	2,412,239
Karyopharm Therapeutics, Inc. (a) (b)	30,200	54,058
Keros Therapeutics, Inc. (a)	5,747	230,914
Kezar Life Sciences, Inc. (a) (b)	13,230	32,414
Kiniksa Pharmaceuticals Ltd. Class A (a)	9,125	128,480
Kodiak Sciences, Inc. (a) (b)	9,135	63,032
Krystal Biotech, Inc. (a)	7,167	841,406
Kura Oncology, Inc. (a)	19,500	206,310
Kymera Therapeutics, Inc. (a) (b)	11,500	264,385
Larimar Therapeutics, Inc. (a)	7,900	24,727
Lexicon Pharmaceuticals, Inc. (a) (b)	22,721	52,031
Lineage Cell Therapeutics, Inc. (a) (b)	39,700	55,977
Lyell Immunopharma, Inc. (a) (b)	53,000	168,540
MacroGenics, Inc. (a) (b)	17,134	91,667
Madrigal Pharmaceuticals, Inc. (a)	4,059	937,629
MannKind Corp. (a) (b)	78,600	319,902
MeiraGTx Holdings PLC (a)	13,900	93,408
Merrimack Pharmaceuticals, Inc. (a)	3,200	39,360
Mersana Therapeutics, Inc. (a)	34,600	113,834
MiMedx Group, Inc. (a)	37,700	249,197

See accompanying notes to financial statements.
167

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Mineralys Therapeutics, Inc. (a) (b)	3,600	$ 61,380
Mirati Therapeutics, Inc. (a)	14,611	527,895
Mirum Pharmaceuticals, Inc. (a) (b)	5,400	139,698
Monte Rosa Therapeutics, Inc. (a) (b)	8,200	56,170
Morphic Holding, Inc. (a)	8,400	481,572
Myriad Genetics, Inc. (a)	25,195	584,020
Natera, Inc. (a)	32,549	1,583,834
Neurocrine Biosciences, Inc. (a)	30,022	2,831,075
Nkarta, Inc. (a)	7,900	17,301
Novavax, Inc. (a) (b)	32,893	244,395
Nurix Therapeutics, Inc. (a) (b)	13,100	130,869
Nuvalent, Inc. Class A (a) (b)	6,800	286,756
Nuvectis Pharma, Inc. (a) (b)	2,100	33,537
Olema Pharmaceuticals, Inc. (a)	8,300	74,949
Omega Therapeutics, Inc. (a)	7,500	42,000
Organogenesis Holdings, Inc. (a)	19,798	65,729
ORIC Pharmaceuticals, Inc. (a)	12,000	93,120
Outlook Therapeutics, Inc. (a) (b)	66,500	115,710
Ovid therapeutics, Inc. (a)	18,300	60,024
PDS Biotechnology Corp. (a)	8,600	43,258
PepGen, Inc. (a) (b)	4,200	37,548
PMV Pharmaceuticals, Inc. (a) (b)	9,100	56,966
Point Biopharma Global, Inc. (a)	26,900	243,714
Poseida Therapeutics, Inc. (a)	20,900	36,784
Precigen, Inc. (a) (b)	66,041	75,947
Prime Medicine, Inc. (a)	12,300	180,195
ProKidney Corp. (a)	19,000	212,610
Protagonist Therapeutics, Inc. (a)	15,302	422,641
Protalix BioTherapeutics, Inc. (a)	17,300	34,600
Prothena Corp. PLC (a)	12,300	839,844
PTC Therapeutics, Inc. (a) (b)	23,000	935,410
Rallybio Corp. (a)	6,100	34,526
RAPT Therapeutics, Inc. (a)	10,000	187,000
Recursion Pharmaceuticals, Inc. Class A (a) (b)	43,600	325,692
REGENXBIO, Inc. (a)	13,700	273,863
Relay Therapeutics, Inc. (a) (b)	26,100	327,816
Reneo Pharmaceuticals, Inc. (a)	3,000	19,680
Replimune Group, Inc. (a)	12,500	290,250
REVOLUTION Medicines, Inc. (a)	31,458	841,501
Rhythm Pharmaceuticals, Inc. (a)	15,800	260,542
Rigel Pharmaceuticals, Inc. (a) (b)	81,889	105,637
Rocket Pharmaceuticals, Inc. (a)	16,800	333,816
Roivant Sciences Ltd. (a) (b)	75,700	763,056
Sage Therapeutics, Inc. (a)	16,872	793,321
Security Description	Shares	Value
Sana Biotechnology, Inc. (a) (b)	28,200	$ 168,072
Sangamo Therapeutics, Inc. (a) (b)	44,065	57,285
Sarepta Therapeutics, Inc. (a)	27,952	3,201,063
Savara, Inc. (a)	23,500	75,082
Scholar Rock Holding Corp. (a)	8,700	65,598
Seagen, Inc. (a)	43,938	8,456,307
Selecta Biosciences, Inc. (a)	35,700	39,984
Seres Therapeutics, Inc. (a) (b)	21,346	102,247
Sorrento Therapeutics, Inc. (a)	23,024	8,243
SpringWorks Therapeutics, Inc. (a) (b)	18,100	474,582
Stoke Therapeutics, Inc. (a) (b)	6,300	66,969
Summit Therapeutics, Inc. (a)	35,700	89,607
Sutro Biopharma, Inc. (a)	14,300	66,495
Syndax Pharmaceuticals, Inc. (a)	19,020	398,089
Tango Therapeutics, Inc. (a)	12,400	41,168
Tenaya Therapeutics, Inc. (a) (b)	20,700	121,509
TG Therapeutics, Inc. (a) (b)	44,645	1,108,982
Tobira Therapeutics, Inc. CVR (a)	200	906
Travere Therapeutics, Inc. (a)	19,198	294,881
Twist Bioscience Corp. (a) (b)	17,812	364,434
Tyra Biosciences, Inc. (a) (b)	4,207	71,645
Ultragenyx Pharmaceutical, Inc. (a)	20,976	967,623
United Therapeutics Corp. (a)	14,021	3,095,136
UroGen Pharma Ltd. (a) (b)	6,000	62,100
Vanda Pharmaceuticals, Inc. (a)	16,051	105,776
Vaxcyte, Inc. (a)	28,500	1,423,290
Vaxxinity, Inc. Class A (a) (b)	13,100	33,012
Vera Therapeutics, Inc. (a)	8,300	133,215
Veracyte, Inc. (a)	23,987	610,949
Vericel Corp. (a)	14,473	543,751
Verve Therapeutics, Inc. (a) (b)	13,900	260,625
Vigil Neuroscience, Inc. (a)	4,900	46,060
Viking Therapeutics, Inc. (a)	29,600	479,816
Vir Biotechnology, Inc. (a)	24,639	604,395
Viridian Therapeutics, Inc. (a) (b)	11,700	278,343
Vor BioPharma, Inc. (a)	11,600	35,844
Voyager Therapeutics, Inc. (a)	9,800	112,210
X4 Pharmaceuticals, Inc. (a)	37,900	73,526
Xencor, Inc. (a)	18,485	461,570
XOMA Corp. (a) (b)	2,200	41,558
Y-mAbs Therapeutics, Inc. (a) (b)	12,100	82,159
Zentalis Pharmaceuticals, Inc. (a)	14,600	411,866
Zura Bio Ltd. (a)	2,300	18,860
Zymeworks, Inc. (a) (b)	16,400	141,696
		110,417,328
BROADLINE RETAIL — 0.5%
Big Lots, Inc. (b)	8,349	73,722

See accompanying notes to financial statements.
168

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
ContextLogic, Inc. Class A (a) (b)	7,503	$ 49,370
Coupang, Inc. (a)	340,200	5,919,480
Dillard's, Inc. Class A (b)	1,152	375,874
Kohl's Corp. (b)	35,106	809,193
Macy's, Inc.	83,500	1,340,175
Nordstrom, Inc.	36,000	736,920
Ollie's Bargain Outlet Holdings, Inc. (a)	19,169	1,110,460
		10,415,194
BUILDING PRODUCTS — 1.9%
AAON, Inc.	14,100	1,336,821
Advanced Drainage Systems, Inc. (b)	19,300	2,195,954
American Woodmark Corp. (a)	5,056	386,127
Apogee Enterprises, Inc.	6,409	304,235
Armstrong World Industries, Inc.	13,895	1,020,727
AZEK Co., Inc. (a)	40,092	1,214,387
AZZ, Inc.	8,393	364,760
Builders FirstSource, Inc. (a)	39,541	5,377,576
Carlisle Cos., Inc.	15,738	4,037,269
CSW Industrials, Inc.	4,771	792,892
Fortune Brands Innovations, Inc.	39,200	2,820,440
Gibraltar Industries, Inc. (a)	10,200	641,784
Griffon Corp.	13,700	552,110
Hayward Holdings, Inc. (a) (b)	34,600	444,610
Insteel Industries, Inc. (b)	6,587	204,987
Janus International Group, Inc. (a)	27,600	294,216
JELD-WEN Holding, Inc. (a)	26,609	466,722
Lennox International, Inc.	9,756	3,181,139
Masonite International Corp. (a)	7,093	726,607
Masterbrand, Inc. (a)	38,800	451,244
Owens Corning	27,581	3,599,320
PGT Innovations, Inc. (a)	18,554	540,849
Quanex Building Products Corp.	10,450	280,583
Resideo Technologies, Inc. (a)	45,477	803,124
Simpson Manufacturing Co., Inc.	13,254	1,835,679
Trex Co., Inc. (a)	33,705	2,209,700
UFP Industries, Inc.	18,010	1,747,870
Zurn Elkay Water Solutions Corp. Class C (b)	45,990	1,236,671
		39,068,403
CAPITAL MARKETS — 4.2%
Affiliated Managers Group, Inc.	11,039	1,654,636
AlTi Global, Inc. (a)	6,500	49,790
Ares Management Corp. Class A	50,430	4,858,930
Artisan Partners Asset Management, Inc. Class A (b)	19,302	758,762
AssetMark Financial Holdings, Inc. (a)	6,600	195,756
Avantax, Inc. (a)	14,400	322,272
B Riley Financial, Inc.	6,134	282,041
Security Description	Shares	Value
Bakkt Holdings, Inc. (a) (b)	14,600	$ 17,958
BGC Partners, Inc. Class A	97,900	433,697
Blackstone, Inc.	221,100	20,555,667
Blue Owl Capital, Inc. (b)	136,700	1,592,555
Brightsphere Investment Group, Inc.	10,573	221,504
Carlyle Group, Inc. (b)	65,440	2,090,808
Cohen & Steers, Inc.	7,609	441,246
Coinbase Global, Inc. Class A (a)	53,100	3,799,305
Diamond Hill Investment Group, Inc.	768	131,558
Donnelley Financial Solutions, Inc. (a)	8,175	372,208
Evercore, Inc. Class A	11,041	1,364,557
Focus Financial Partners, Inc. Class A (a)	18,482	970,490
Forge Global Holdings, Inc. (a)	33,800	82,134
GCM Grosvenor, Inc. Class A	10,200	76,908
Hamilton Lane, Inc. Class A	11,704	936,086
Houlihan Lokey, Inc.	15,400	1,513,974
Interactive Brokers Group, Inc. Class A	30,075	2,498,330
Janus Henderson Group PLC	43,400	1,182,650
Jefferies Financial Group, Inc.	62,919	2,087,023
KKR & Co., Inc.	202,333	11,330,648
Lazard Ltd. Class A	34,302	1,097,664
LPL Financial Holdings, Inc.	24,406	5,306,597
MarketWise, Inc.	5,600	11,200
Moelis & Co. Class A (b)	21,500	974,810
Morningstar, Inc.	8,197	1,607,186
Open Lending Corp. Class A (a)	34,200	359,442
P10, Inc. Class A	13,200	149,160
Patria Investments Ltd. Class A	16,700	238,810
Perella Weinberg Partners (b)	11,000	91,630
Piper Sandler Cos.,	5,571	720,107
PJT Partners, Inc. Class A	7,572	527,314
Robinhood Markets, Inc. Class A (a)	207,900	2,074,842
Sculptor Capital Management, Inc. (b)	6,485	57,263
SEI Investments Co.	31,606	1,884,350
Silvercrest Asset Management Group, Inc. Class A	2,400	48,600
StepStone Group, Inc. Class A	19,026	472,035
Stifel Financial Corp.	31,816	1,898,461
StoneX Group, Inc. (a)	5,803	482,113
TPG, Inc. (b)	19,900	582,274
Tradeweb Markets, Inc. Class A	35,092	2,403,100
Value Line, Inc.	200	9,180
Victory Capital Holdings, Inc. Class A	8,600	271,244
Virtu Financial, Inc. Class A	30,797	526,321
Virtus Investment Partners, Inc.	2,127	420,019
WisdomTree, Inc.	44,999	308,693
XP, Inc. Class A (a)	103,100	2,418,726
		84,762,634

See accompanying notes to financial statements.
169

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 1.6%
AdvanSix, Inc.	7,700	$ 269,346
American Vanguard Corp.	9,552	170,694
Amyris, Inc. (a) (b)	71,200	73,336
Ashland, Inc.	15,730	1,367,094
Aspen Aerogels, Inc. (a) (b)	16,600	130,974
Avient Corp.	27,846	1,138,901
Axalta Coating Systems Ltd. (a)	68,700	2,254,047
Balchem Corp.	10,186	1,373,175
Cabot Corp.	17,198	1,150,374
Chase Corp.	2,496	302,565
Chemours Co.	46,143	1,702,215
Core Molding Technologies, Inc. (a)	2,400	54,600
Danimer Scientific, Inc. (a) (b)	27,600	65,688
Diversey Holdings Ltd. (a) (b)	25,000	209,750
Ecovyst, Inc. (a)	28,350	324,891
Element Solutions, Inc.	69,300	1,330,560
FutureFuel Corp.	7,000	61,950
Ginkgo Bioworks Holdings, Inc. (a) (b)	480,700	894,102
Hawkins, Inc.	6,196	295,487
HB Fuller Co.	17,199	1,229,901
Huntsman Corp.	54,239	1,465,538
Ingevity Corp. (a)	11,938	694,314
Innospec, Inc.	7,695	772,886
Intrepid Potash, Inc. (a) (b)	3,290	74,650
Koppers Holdings, Inc.	5,530	188,573
Kronos Worldwide, Inc. (b)	5,800	50,634
Livent Corp. (a) (b)	56,042	1,537,232
LSB Industries, Inc. (a)	18,100	178,285
Mativ Holdings, Inc.	16,621	251,310
Minerals Technologies, Inc.	9,992	576,439
NewMarket Corp.	1,923	773,277
Olin Corp.	39,647	2,037,459
Origin Materials, Inc. (a) (b)	34,900	148,674
Orion SA	17,600	373,472
Perimeter Solutions SA (a)	37,500	230,625
PureCycle Technologies, Inc. (a) (b)	36,400	389,116
Quaker Chemical Corp. (b)	4,407	858,924
Rayonier Advanced Materials, Inc. (a)	18,000	77,040
RPM International, Inc.	39,464	3,541,105
Scotts Miracle-Gro Co. (b)	13,244	830,266
Sensient Technologies Corp.	13,319	947,380
Stepan Co.	6,878	657,262
Trinseo PLC	11,416	144,641
Tronox Holdings PLC (b)	35,569	452,082
Valhi, Inc.	500	6,425
Westlake Corp.	10,296	1,230,063
		32,887,322
COMMERCIAL SERVICES & SUPPLIES — 1.2%
ABM Industries, Inc.	21,100	899,915
ACCO Brands Corp.	28,442	148,183
ACV Auctions, Inc. Class A (a)	38,700	668,349
Security Description	Shares	Value
Aris Water Solutions, Inc. Class A (b)	6,500	$ 67,080
Aurora Innovation, Inc. (a) (b)	93,600	275,184
BrightView Holdings, Inc. (a)	12,700	91,186
Brink's Co.	14,514	984,485
Casella Waste Systems, Inc. Class A (a)	17,300	1,564,785
CECO Environmental Corp. (a)	9,100	121,576
Cimpress PLC (a)	5,533	329,103
Clean Harbors, Inc. (a)	15,953	2,623,152
CompX International, Inc.	300	6,540
CoreCivic, Inc. REIT (a)	34,025	320,175
Deluxe Corp.	13,076	228,568
Driven Brands Holdings, Inc. (a) (b)	20,600	557,436
Ennis, Inc.	7,797	158,903
Enviri Corp. (a)	23,825	235,153
GEO Group, Inc. (a) (b)	36,280	259,765
Healthcare Services Group, Inc.	22,465	335,402
Heritage-Crystal Clean, Inc. (a)	5,034	190,235
HNI Corp.	14,211	400,466
Interface, Inc.	14,962	131,516
LanzaTech Global, Inc. (a) (b)	6,300	43,029
Li-Cycle Holdings Corp. (a) (b)	39,500	219,225
Liquidity Services, Inc. (a)	6,824	112,596
Matthews International Corp. Class A	9,231	393,425
MillerKnoll, Inc.	22,434	331,575
Montrose Environmental Group, Inc. (a)	8,900	374,868
MSA Safety, Inc.	11,473	1,995,843
NL Industries, Inc.	1,831	10,125
OPENLANE, Inc. (a)	32,292	491,484
Performant Financial Corp. (a)	20,700	55,890
Pitney Bowes, Inc. (b)	50,564	178,997
Quad/Graphics, Inc. (a) (b)	8,200	30,832
RB Global, Inc.	56,898	3,413,880
SP Plus Corp. (a)	6,100	238,571
Steelcase, Inc. Class A	28,600	220,506
Stericycle, Inc. (a)	28,494	1,323,261
Tetra Tech, Inc.	16,495	2,700,891
UniFirst Corp.	4,805	744,823
Viad Corp. (a)	5,754	154,668
VSE Corp.	3,680	201,259
		23,832,905
COMMUNICATIONS EQUIPMENT — 0.5%
ADTRAN Holdings, Inc. (b)	24,537	258,375
Aviat Networks, Inc. (a)	3,200	106,784
Calix, Inc. (a)	18,000	898,380
Cambium Networks Corp. (a)	2,900	44,138
Ciena Corp. (a)	45,997	1,954,412
Clearfield, Inc. (a) (b)	3,800	179,930
CommScope Holding Co., Inc. (a)	63,655	358,378
Comtech Telecommunications Corp.	7,198	65,790

See accompanying notes to financial statements.
170

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Digi International, Inc. (a)	10,770	$ 424,230
DZS, Inc. (a) (b)	4,560	18,103
Extreme Networks, Inc. (a)	40,100	1,044,605
Harmonic, Inc. (a)	29,300	473,781
Infinera Corp. (a) (b)	59,500	287,385
KVH Industries, Inc. (a)	5,800	53,012
Lumentum Holdings, Inc. (a) (b)	21,682	1,230,020
NETGEAR, Inc. (a)	11,189	158,436
NetScout Systems, Inc. (a)	21,607	668,737
Ribbon Communications, Inc. (a) (b)	18,500	51,615
Ubiquiti, Inc. (b)	1,407	247,280
Viasat, Inc. (a) (b)	22,311	920,552
Viavi Solutions, Inc. (a)	73,058	827,747
		10,271,690
CONSTRUCTION & ENGINEERING — 1.3%
AECOM	40,604	3,438,753
Ameresco, Inc. Class A (a) (b)	9,700	471,711
API Group Corp. (a)	64,423	1,756,171
Arcosa, Inc.	15,686	1,188,528
Argan, Inc.	5,088	200,518
Bowman Consulting Group Ltd. (a)	3,100	98,828
Comfort Systems USA, Inc.	10,925	1,793,885
Concrete Pumping Holdings, Inc. (a)	7,756	62,281
Construction Partners, Inc. Class A (a)	12,198	382,895
Dycom Industries, Inc. (a)	8,952	1,017,395
EMCOR Group, Inc.	14,653	2,707,581
Fluor Corp. (a)	43,809	1,296,746
Granite Construction, Inc.	13,279	528,239
Great Lakes Dredge & Dock Corp. (a) (b)	21,250	173,400
IES Holdings, Inc. (a)	3,200	182,016
INNOVATE Corp. (a)	14,100	24,675
Limbach Holdings, Inc. (a)	2,800	69,244
MasTec, Inc. (a) (b)	19,453	2,294,871
MDU Resources Group, Inc.	62,337	1,305,337
MYR Group, Inc. (a)	5,148	712,174
Northwest Pipe Co. (a) (b)	4,001	120,990
Primoris Services Corp.	16,354	498,306
Sterling Infrastructure, Inc. (a)	8,900	496,620
Tutor Perini Corp. (a)	10,400	74,360
Valmont Industries, Inc.	6,474	1,884,258
WillScot Mobile Mini Holdings Corp. (a)	61,013	2,915,811
		25,695,593
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	11,044	2,058,822
Knife River Corp. (a)	15,384	669,204
Summit Materials, Inc. Class A (a)	37,963	1,436,900
U.S. Lime & Minerals, Inc.	781	163,143
		4,328,069
Security Description	Shares	Value
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	84,012	$ 2,269,164
Atlanticus Holdings Corp. (a)	1,000	42,010
Bread Financial Holdings, Inc.	15,410	483,720
Consumer Portfolio Services, Inc. (a)	2,200	25,674
Credit Acceptance Corp. (a) (b)	2,009	1,020,431
Encore Capital Group, Inc. (a)	7,151	347,682
Enova International, Inc. (a)	9,800	520,576
FirstCash Holdings, Inc.	11,815	1,102,694
Green Dot Corp. Class A (a)	16,600	311,084
LendingClub Corp. (a)	33,006	321,809
LendingTree, Inc. (a)	3,736	82,603
Navient Corp.	28,504	529,604
Nelnet, Inc. Class A	4,742	457,508
NerdWallet, Inc. Class A (a)	7,600	71,516
OneMain Holdings, Inc.	34,844	1,522,334
OppFi, Inc. (a)	7,300	14,892
PRA Group, Inc. (a)	11,972	273,560
PROG Holdings, Inc. (a)	14,674	471,329
Regional Management Corp.	3,000	91,500
SLM Corp.	77,612	1,266,628
SoFi Technologies, Inc. (a)	287,200	2,395,248
Upstart Holdings, Inc. (a) (b)	23,203	830,900
World Acceptance Corp. (a) (b)	1,128	151,163
		14,603,629
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
Albertsons Cos., Inc. Class A	130,400	2,845,328
Andersons, Inc.	9,885	456,193
BJ's Wholesale Club Holdings, Inc. (a)	41,300	2,602,313
Casey's General Stores, Inc.	11,575	2,822,911
Chefs' Warehouse, Inc. (a)	10,400	371,904
Grocery Outlet Holding Corp. (a)	28,945	886,006
HF Foods Group, Inc. (a) (b)	10,300	48,307
Ingles Markets, Inc. Class A	4,356	360,023
Natural Grocers by Vitamin Cottage, Inc. Class C	3,000	36,780
Performance Food Group Co. (a)	47,594	2,867,063
PriceSmart, Inc.	8,391	621,438
SpartanNash Co.	10,409	234,307
Sprouts Farmers Market, Inc. (a) (b)	32,175	1,181,788
U.S. Foods Holding Corp. (a)	69,554	3,060,376
United Natural Foods, Inc. (a)	19,899	389,025
Village Super Market, Inc. Class A	2,587	59,035
Weis Markets, Inc.	5,415	347,697
		19,190,494
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	20,275	2,349,061
Ardagh Group SA (b)	3,500	32,900
Ardagh Metal Packaging SA (b)	46,500	174,840

See accompanying notes to financial statements.
171

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Berry Global Group, Inc.	37,687	$ 2,424,782
Crown Holdings, Inc. (b)	32,410	2,815,457
Graphic Packaging Holding Co.	94,467	2,270,042
Greif, Inc. Class A	7,600	523,564
Greif, Inc. Class B	1,542	119,119
Myers Industries, Inc.	11,495	223,348
O-I Glass, Inc. (a)	49,228	1,050,033
Pactiv Evergreen, Inc.	12,300	93,111
Ranpak Holdings Corp. (a)	12,400	56,048
Silgan Holdings, Inc.	26,268	1,231,706
Sonoco Products Co.	30,378	1,792,910
TriMas Corp.	12,706	349,288
		15,506,209
DISTRIBUTORS — 0.0% (d)
Weyco Group, Inc.	1,400	37,366
DIVERSIFIED CONSUMER SERVICES — 0.7%
2U, Inc. (a)	23,627	95,217
ADT, Inc. (b)	66,049	398,276
Adtalem Global Education, Inc. (a)	14,674	503,905
Bright Horizons Family Solutions, Inc. (a) (b)	17,802	1,645,795
Carriage Services, Inc.	4,796	155,726
Chegg, Inc. (a)	38,657	343,274
Coursera, Inc. (a)	36,600	476,532
Duolingo, Inc. (a)	8,900	1,272,166
European Wax Center, Inc. Class A (a) (b)	7,400	137,862
Frontdoor, Inc. (a)	25,011	797,851
Graham Holdings Co. Class B	1,203	687,490
Grand Canyon Education, Inc. (a)	9,778	1,009,187
H&R Block, Inc.	47,126	1,501,906
Laureate Education, Inc.	42,970	519,507
Lincoln Educational Services Corp. (a)	7,300	49,202
Mister Car Wash, Inc. (a) (b)	26,200	252,830
Nerdy, Inc. (a)	17,300	72,141
OneSpaWorld Holdings Ltd. (a)	21,400	258,940
Perdoceo Education Corp. (a)	21,212	260,271
Rover Group, Inc. (a)	27,800	136,498
Service Corp. International	46,183	2,982,960
Strategic Education, Inc. (b)	7,546	511,921
Stride, Inc. (a)	13,605	506,514
Udemy, Inc. (a)	22,200	238,206
Universal Technical Institute, Inc. (a) (b)	9,600	66,336
WW International, Inc. (a) (b)	21,100	141,792
		15,022,305
DIVERSIFIED REITs — 0.4%
Alexander & Baldwin, Inc. REIT	21,138	392,744
Alpine Income Property Trust, Inc. REIT	4,000	65,000
American Assets Trust, Inc. REIT	14,217	272,966
Security Description	Shares	Value
Armada Hoffler Properties, Inc. REIT	23,600	$ 275,648
Broadstone Net Lease, Inc. REIT	56,419	871,109
CTO Realty Growth, Inc. REIT (b)	6,435	110,296
Empire State Realty Trust, Inc. Class A REIT (b)	41,124	308,019
Essential Properties Realty Trust, Inc. REIT	43,913	1,033,712
Gladstone Commercial Corp. REIT (b)	10,430	129,019
Global Net Lease, Inc. REIT	29,882	307,187
NexPoint Diversified Real Estate Trust REIT	9,400	117,688
One Liberty Properties, Inc. REIT (b)	3,938	80,020
Star Holdings (a) (b)	5,029	73,776
WP Carey, Inc. REIT	66,367	4,483,755
		8,520,939
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Anterix, Inc. (a)	5,707	180,855
AST SpaceMobile, Inc. (a)	18,600	87,420
ATN International, Inc. (b)	3,557	130,186
Bandwidth, Inc. Class A (a)	6,602	90,315
Charge Enterprises, Inc. (a)	35,800	35,084
Cogent Communications Holdings, Inc.	13,496	908,146
Consolidated Communications Holdings, Inc. (a)	17,649	67,596
EchoStar Corp. Class A (a)	10,941	189,717
Frontier Communications Parent, Inc. (a)	78,200	1,457,648
GCI Liberty, Inc. (a) (e)	16,346	—
Globalstar, Inc. (a) (b)	252,500	272,700
IDT Corp. Class B (a)	4,700	121,495
Iridium Communications, Inc.	39,675	2,464,611
Liberty Latin America Ltd. Class A (a)	9,788	85,645
Liberty Latin America Ltd. Class C (a) (b)	44,300	381,866
Lumen Technologies, Inc. (b)	326,000	736,760
Ooma, Inc. (a)	6,500	97,305
Radius Global Infrastructure, Inc. Class A (a) (b)	24,400	363,560
		7,670,909
ELECTRIC UTILITIES — 0.6%
ALLETE, Inc.	17,762	1,029,663
Avangrid, Inc. (b)	23,309	878,283
Genie Energy Ltd. Class B	6,100	86,254
Hawaiian Electric Industries, Inc.	34,083	1,233,805
IDACORP, Inc.	15,638	1,604,459
MGE Energy, Inc.	11,662	922,581
OGE Energy Corp.	62,038	2,227,785
Otter Tail Corp. (b)	12,676	1,000,897

See accompanying notes to financial statements.
172

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
PNM Resources, Inc.	25,454	$ 1,147,975
Portland General Electric Co.	30,158	1,412,299
		11,544,001
ELECTRICAL EQUIPMENT — 1.7%
374Water, Inc. (a)	18,200	43,498
Acuity Brands, Inc.	10,182	1,660,481
Allied Motion Technologies, Inc.	4,343	173,459
Array Technologies, Inc. (a) (b)	47,300	1,068,980
Atkore, Inc. (a) (b)	12,500	1,949,250
Babcock & Wilcox Enterprises, Inc. (a) (b)	16,500	97,350
Blink Charging Co. (a) (b)	21,000	125,790
Bloom Energy Corp. Class A (a) (b)	57,476	939,733
ChargePoint Holdings, Inc. (a) (b)	86,400	759,456
Encore Wire Corp. (b)	5,134	954,565
Energy Vault Holdings, Inc. (a) (b)	24,200	66,066
EnerSys	12,841	1,393,505
Enovix Corp. (a) (b)	37,300	672,892
Eos Energy Enterprises, Inc. (a) (b)	33,100	143,654
ESS Tech, Inc. (a) (b)	25,600	37,632
Fluence Energy, Inc. (a) (b)	12,400	330,336
FTC Solar, Inc. (a) (b)	9,900	31,878
FuelCell Energy, Inc. (a) (b)	129,877	280,534
GrafTech International Ltd. (b)	59,850	301,644
Hubbell, Inc.	16,747	5,552,635
LSI Industries, Inc.	8,100	101,736
NEXTracker, Inc. Class A (a)	10,100	402,081
NuScale Power Corp. (a) (b)	11,800	80,240
nVent Electric PLC	51,100	2,640,337
Plug Power, Inc. (a) (b)	161,288	1,675,782
Powell Industries, Inc.	3,435	208,127
Preformed Line Products Co. (b)	1,000	156,100
Regal Rexnord Corp.	20,545	3,161,875
Sensata Technologies Holding PLC	46,847	2,107,647
SES AI Corp. (a)	38,400	93,696
Shoals Technologies Group, Inc. Class A (a)	51,900	1,326,564
SKYX Platforms Corp. (a)	17,500	46,550
Stem, Inc. (a) (b)	46,000	263,120
SunPower Corp. (a) (b)	23,955	234,759
Sunrun, Inc. (a) (b)	66,789	1,192,852
Thermon Group Holdings, Inc. (a)	11,780	313,348
TPI Composites, Inc. (a) (b)	13,100	135,847
Vertiv Holdings Co.	99,100	2,454,707
Vicor Corp. (a) (b)	6,776	365,904
		33,544,610
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
908 Devices, Inc. (a)	10,400	71,344
Security Description	Shares	Value
Advanced Energy Industries, Inc. (b)	11,554	$ 1,287,693
Aeva Technologies, Inc. (a)	31,500	39,375
Akoustis Technologies, Inc. (a) (b)	20,000	63,600
Arlo Technologies, Inc. (a)	28,817	314,393
Arrow Electronics, Inc. (a)	17,794	2,548,635
Avnet, Inc.	27,397	1,382,179
Badger Meter, Inc.	9,076	1,339,254
Bel Fuse, Inc. Class B	3,200	183,712
Belden, Inc.	13,163	1,259,041
Benchmark Electronics, Inc.	10,031	259,101
Climb Global Solutions, Inc.	1,300	62,218
Cognex Corp.	53,571	3,001,047
Coherent Corp. (a) (b)	37,114	1,892,072
CTS Corp.	9,587	408,694
Daktronics, Inc. (a)	12,000	76,800
ePlus, Inc. (a)	8,236	463,687
Evolv Technologies Holdings, Inc. (a) (b)	25,400	152,400
Fabrinet (a)	11,300	1,467,644
FARO Technologies, Inc. (a)	6,088	98,626
Insight Enterprises, Inc. (a)	8,878	1,299,206
IPG Photonics Corp. (a)	9,300	1,263,126
Iteris, Inc. (a)	13,100	51,876
Itron, Inc. (a)	13,999	1,009,328
Jabil, Inc.	40,467	4,367,603
Kimball Electronics, Inc. (a)	6,544	180,811
Knowles Corp. (a)	27,668	499,684
Lightwave Logic, Inc. (a) (b)	38,500	268,345
Littelfuse, Inc.	7,499	2,184,534
Luna Innovations, Inc. (a)	9,900	90,288
Methode Electronics, Inc.	10,980	368,050
MicroVision, Inc. (a) (b)	56,200	257,396
Mirion Technologies, Inc. (a) (b)	62,200	525,590
Napco Security Technologies, Inc. (b)	10,456	362,300
National Instruments Corp.	40,682	2,335,147
nLight, Inc. (a)	14,688	226,489
Novanta, Inc. (a)	11,026	2,029,887
OSI Systems, Inc. (a)	5,139	605,528
PAR Technology Corp. (a) (b)	8,900	293,077
PC Connection, Inc.	3,660	165,066
Plexus Corp. (a)	8,400	825,216
Richardson Electronics Ltd.	3,700	61,050
Rogers Corp. (a)	5,295	857,419
Sanmina Corp. (a)	18,375	1,107,461
ScanSource, Inc. (a)	7,909	233,790
SmartRent, Inc. (a)	35,800	137,114
TD SYNNEX Corp.	12,884	1,211,096
Tingo Group, Inc. (a)	37,600	45,496
TTM Technologies, Inc. (a)	32,500	451,750
Vishay Intertechnology, Inc.	39,245	1,153,803
Vishay Precision Group, Inc. (a)	3,900	144,885
Vontier Corp.	48,300	1,555,743
		42,539,669

See accompanying notes to financial statements.
173

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.1%
Archrock, Inc.	46,142	$ 472,956
Atlas Energy Solutions, Inc. Class A	5,000	86,800
Borr Drilling Ltd. (a)	62,100	467,613
Bristow Group, Inc. (a)	6,933	199,185
Cactus, Inc. Class A	19,943	843,988
ChampionX Corp.	63,300	1,964,832
Core Laboratories, Inc.	14,400	334,800
Diamond Offshore Drilling, Inc. (a) (b)	29,900	425,776
DMC Global, Inc. (a)	6,000	106,560
Dril-Quip, Inc. (a)	10,275	239,099
Expro Group Holdings NV (a)	26,983	478,139
Forum Energy Technologies, Inc. (a)	3,000	76,770
Helix Energy Solutions Group, Inc. (a)	47,709	352,092
Helmerich & Payne, Inc.	32,400	1,148,580
KLX Energy Services Holdings, Inc. (a) (b)	3,900	37,947
Liberty Energy, Inc.	53,100	709,947
Mammoth Energy Services, Inc. (a)	7,200	34,776
Nabors Industries Ltd. (a) (b)	2,927	272,299
Newpark Resources, Inc. (a)	28,900	151,147
NexTier Oilfield Solutions, Inc. (a) (b)	58,498	522,972
Noble Corp. PLC (a) (b)	33,400	1,379,754
NOV, Inc.	121,800	1,953,672
Oceaneering International, Inc. (a)	30,081	562,515
Oil States International, Inc. (a)	15,966	119,266
Patterson-UTI Energy, Inc.	63,860	764,404
ProFrac Holding Corp. Class A (a) (b)	7,300	81,468
ProPetro Holding Corp. (a)	30,499	251,312
Ranger Energy Services, Inc. (a)	4,800	49,152
RPC, Inc. (b)	24,210	173,102
SEACOR Marine Holdings, Inc. (a)	7,400	84,582
Seadrill Ltd. (a)	15,600	643,812
Select Water Solutions, Inc. Class A (b)	23,092	187,045
Solaris Oilfield Infrastructure, Inc. Class A	11,200	93,296
TechnipFMC PLC (a)	136,300	2,265,306
TETRA Technologies, Inc. (a)	30,000	101,400
Tidewater, Inc. (a)	15,025	832,986
U.S. Silica Holdings, Inc. (a)	22,788	276,418
Valaris Ltd. (a)	19,000	1,195,670
Weatherford International PLC (a)	21,900	1,454,598
		21,396,036
Security Description	Shares	Value
ENTERTAINMENT — 1.3%
AMC Entertainment Holdings, Inc. Class A (a) (b)	169,211	$ 744,528
Cinemark Holdings, Inc. (a) (b)	34,038	561,627
IMAX Corp. (a)	14,333	243,518
Liberty Media Corp.-Liberty Braves Class A (a) (b)	3,138	128,407
Liberty Media Corp.-Liberty Braves Class C (a)	10,975	434,829
Liberty Media Corp.-Liberty Formula One Class A (a)	7,801	527,504
Liberty Media Corp.-Liberty Formula One Class C (a)	60,686	4,568,442
Lions Gate Entertainment Corp. Class A (a)	17,124	151,205
Lions Gate Entertainment Corp. Class B (a)	37,089	309,693
Loop Media, Inc. (a)	11,200	26,768
Madison Square Garden Entertainment Corp. (a)	13,426	451,382
Madison Square Garden Sports Corp.	5,873	1,104,418
Marcus Corp. (b)	6,137	91,012
Playstudios, Inc. (a)	21,300	104,583
Playtika Holding Corp. (a)	7,282	84,471
Reservoir Media, Inc. (a)	6,200	37,324
ROBLOX Corp. Class A (a)	145,600	5,867,680
Roku, Inc. (a) (b)	38,223	2,444,743
Skillz, Inc. (a)	7,645	69,569
Sphere Entertainment Co. (a) (b)	8,126	222,571
Spotify Technology SA (a)	43,956	7,057,136
Vivid Seats, Inc. Class A (a)	7,500	59,400
World Wrestling Entertainment, Inc. Class A	13,542	1,468,901
		26,759,711
FINANCIAL SERVICES — 2.8%
Acacia Research Corp. (a)	11,700	48,672
Affirm Holdings, Inc. (a)	71,300	1,093,029
Alerus Financial Corp.	3,876	69,691
A-Mark Precious Metals, Inc.	5,800	217,123
Apollo Global Management, Inc.	163,405	12,551,138
AvidXchange Holdings, Inc. (a)	45,600	473,328
Banco Latinoamericano de Comercio Exterior SA	8,900	196,334
Block, Inc. (a)	171,737	11,432,532
Cannae Holdings, Inc. (a)	22,000	444,620
Cantaloupe, Inc. (a)	20,700	164,772
Cass Information Systems, Inc.	3,836	148,760
Compass Diversified Holdings (b)	19,300	418,617
Corebridge Financial, Inc.	24,900	439,734
Enact Holdings, Inc.	9,000	226,170
Equitable Holdings, Inc.	110,946	3,013,293
Essent Group Ltd.	33,844	1,583,899
Euronet Worldwide, Inc. (a)	15,012	1,761,959

See accompanying notes to financial statements.
174

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
EVERTEC, Inc.	19,400	$ 714,502
Federal Agricultural Mortgage Corp. Class C	3,232	464,568
Finance of America Cos., Inc. Class A (a)	15,900	30,369
Flywire Corp. (a) (b)	29,800	924,992
Home Point Capital, Inc. (a) (b)	11,200	25,984
I3 Verticals, Inc. Class A (a)	6,600	150,876
International Money Express, Inc. (a)	9,800	240,394
Jackson Financial, Inc. Class A	23,800	728,518
Marqeta, Inc. Class A (a)	135,900	661,833
Merchants Bancorp	4,550	116,389
MGIC Investment Corp.	89,389	1,411,452
Mr Cooper Group, Inc. (a)	20,560	1,041,158
NMI Holdings, Inc. Class A (a)	25,665	662,670
Ocwen Financial Corp. (a)	2,000	59,940
Pagseguro Digital Ltd. Class A (a) (b)	61,100	576,784
Payoneer Global, Inc. (a)	69,300	333,333
Paysafe Ltd. (a)	9,317	94,009
PennyMac Financial Services, Inc.	8,497	597,424
Priority Technology Holdings, Inc. (a)	6,265	22,679
Radian Group, Inc.	50,654	1,280,533
Remitly Global, Inc. (a)	26,000	489,320
Repay Holdings Corp. (a)	24,200	189,486
Rocket Cos., Inc. Class A (a) (b)	33,900	303,744
Security National Financial Corp. Class A (a)	3,700	32,819
Shift4 Payments, Inc. Class A (a) (b)	16,200	1,100,142
StoneCo Ltd. Class A (a) (b)	88,460	1,126,980
SWK Holdings Corp. (a) (b)	1,400	23,436
TFS Financial Corp. (b)	17,417	218,932
Toast, Inc. Class A (a) (b)	110,900	2,503,013
UWM Holdings Corp. (b)	28,600	160,160
Velocity Financial, Inc. (a)	1,900	21,907
Voya Financial, Inc.	30,862	2,213,114
Walker & Dunlop, Inc.	9,840	778,246
Waterstone Financial, Inc.	7,200	104,328
Western Union Co.	118,500	1,390,005
WEX, Inc. (a)	13,257	2,413,702
		57,491,412
FOOD PRODUCTS — 0.9%
Alico, Inc. (b)	1,600	40,736
B&G Foods, Inc.	22,100	307,632
Benson Hill, Inc. (a) (b)	50,900	66,170
Beyond Meat, Inc. (a) (b)	18,662	242,233
BRC, Inc. Class A (a) (b)	7,400	38,184
Calavo Growers, Inc. (b)	6,581	190,981
Cal-Maine Foods, Inc. (b)	11,762	529,290
Darling Ingredients, Inc. (a)	49,205	3,138,787
Dole PLC	22,000	297,440
Flowers Foods, Inc.	60,231	1,498,547
Security Description	Shares	Value
Fresh Del Monte Produce, Inc.	10,547	$ 271,163
Freshpet, Inc. (a)	14,842	976,752
Hain Celestial Group, Inc. (a)	29,601	370,309
Hostess Brands, Inc. (a)	40,900	1,035,588
Ingredion, Inc.	20,457	2,167,419
J & J Snack Foods Corp.	4,791	758,703
John B Sanfilippo & Son, Inc.	2,770	324,838
Lancaster Colony Corp.	5,966	1,199,703
Limoneira Co.	5,400	84,024
Mission Produce, Inc. (a) (b)	11,900	144,228
Pilgrim's Pride Corp. (a)	12,721	273,374
Post Holdings, Inc. (a)	16,613	1,439,516
Seaboard Corp.	88	313,343
Seneca Foods Corp. Class A (a)	2,249	73,497
Simply Good Foods Co. (a)	28,500	1,042,815
Sovos Brands, Inc. (a)	11,800	230,808
SunOpta, Inc. (a) (b)	29,600	198,024
TreeHouse Foods, Inc. (a)	15,981	805,123
Utz Brands, Inc. (b)	21,300	348,468
Vital Farms, Inc. (a)	10,000	119,900
Westrock Coffee Co. (a)	8,700	94,569
		18,622,164
GAS UTILITIES — 0.5%
Brookfield Infrastructure Corp. Class A (b)	29,672	1,352,450
Chesapeake Utilities Corp.	5,621	668,899
National Fuel Gas Co.	27,270	1,400,587
New Jersey Resources Corp.	29,444	1,389,757
Northwest Natural Holding Co.	10,682	459,860
ONE Gas, Inc. (b)	17,021	1,307,383
RGC Resources, Inc.	2,500	50,075
Southwest Gas Holdings, Inc.	19,039	1,211,832
Spire, Inc.	16,139	1,023,858
UGI Corp.	66,635	1,797,146
		10,661,847
GROUND TRANSPORTATION — 2.3%
ArcBest Corp.	7,767	767,380
Avis Budget Group, Inc. (a)	6,372	1,457,085
Covenant Logistics Group, Inc.	2,645	115,930
Daseke, Inc. (a)	11,464	81,738
FTAI Infrastructure, Inc.	30,500	112,545
Heartland Express, Inc.	13,955	229,002
Hertz Global Holdings, Inc. (a) (b)	41,700	766,863
Knight-Swift Transportation Holdings, Inc.	48,516	2,695,549
Landstar System, Inc.	10,858	2,090,599
Lyft, Inc. Class A (a)	95,210	913,064
Marten Transport Ltd.	17,548	377,282
PAM Transportation Services, Inc. (a)	1,600	42,832
RXO, Inc. (a)	37,090	840,830
Ryder System, Inc.	13,739	1,164,930
Saia, Inc. (a)	8,255	2,826,595
Schneider National, Inc. Class B	16,600	476,752

See accompanying notes to financial statements.
175

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
TuSimple Holdings, Inc. Class A (a)	51,200	$ 84,992
U.S. Xpress Enterprises, Inc. Class A (a)	9,500	58,330
Uber Technologies, Inc. (a)	613,272	26,474,952
U-Haul Holding Co. (b) (c)	1,844	102,010
U-Haul Holding Co. (c)	25,096	1,271,614
Universal Logistics Holdings, Inc. (b)	2,829	81,504
Werner Enterprises, Inc.	19,900	879,182
XPO, Inc. (a)	35,690	2,105,710
		46,017,270
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Accuray, Inc. (a)	28,700	111,069
Alphatec Holdings, Inc. (a) (b)	22,900	411,742
AngioDynamics, Inc. (a)	12,497	130,344
Artivion, Inc. (a)	14,492	249,117
AtriCure, Inc. (a)	14,700	725,592
Atrion Corp.	468	264,748
Avanos Medical, Inc. (a)	15,800	403,848
Axogen, Inc. (a)	14,400	131,472
Axonics, Inc. (a)	16,263	820,794
Beyond Air, Inc. (a) (b)	7,900	33,654
Butterfly Network, Inc. (a) (b)	39,200	90,160
Cerus Corp. (a) (b)	54,809	134,830
ClearPoint Neuro, Inc. (a) (b)	7,100	51,404
CONMED Corp.	9,300	1,263,777
Cutera, Inc. (a) (b)	4,500	68,085
CVRx, Inc. (a)	3,400	52,496
Embecta Corp.	18,300	395,280
Enovis Corp. (a)	15,975	1,024,317
Envista Holdings Corp. (a)	51,968	1,758,597
Figs, Inc. Class A (a)	39,600	327,492
Glaukos Corp. (a)	14,716	1,047,926
Globus Medical, Inc. Class A (a)	24,832	1,478,497
Haemonetics Corp. (a)	15,293	1,302,046
ICU Medical, Inc. (a) (b)	6,480	1,154,671
Inari Medical, Inc. (a) (b)	15,439	897,623
Inmode Ltd. (a)	23,800	888,930
Inogen, Inc. (a)	5,692	65,743
Inspire Medical Systems, Inc. (a)	8,909	2,892,218
Integer Holdings Corp. (a) (b)	10,183	902,316
Integra LifeSciences Holdings Corp. (a)	23,293	958,041
iRadimed Corp.	2,100	100,254
iRhythm Technologies, Inc. (a) (b)	9,626	1,004,184
KORU Medical Systems, Inc. (a)	10,800	37,260
Lantheus Holdings, Inc. (a)	20,961	1,759,047
LeMaitre Vascular, Inc.	5,951	400,383
LivaNova PLC (a)	17,150	882,025
Masimo Corp. (a)	14,709	2,420,366
Merit Medical Systems, Inc. (a)	17,800	1,488,792
Nano-X Imaging Ltd. (a) (b)	15,300	236,997
Security Description	Shares	Value
Neogen Corp. (a) (b)	67,142	$ 1,460,338
Nevro Corp. (a)	11,609	295,101
Novocure Ltd. (a) (b)	33,855	1,404,982
NuVasive, Inc. (a)	17,080	710,357
Omnicell, Inc. (a)	13,966	1,028,875
OraSure Technologies, Inc. (a)	23,400	117,234
Orthofix Medical, Inc. (a)	12,265	221,506
OrthoPediatrics Corp. (a)	4,668	204,692
Outset Medical, Inc. (a) (b)	15,000	328,050
Paragon 28, Inc. (a) (b)	15,000	266,100
Penumbra, Inc. (a)	11,316	3,893,383
PROCEPT BioRobotics Corp. (a)	11,200	395,920
Pulmonx Corp. (a)	12,100	158,631
Pulse Biosciences, Inc. (a) (b)	5,000	35,950
QuidelOrtho Corp. (a)	15,625	1,294,688
RxSight, Inc. (a)	7,800	224,640
Sanara Medtech, Inc. (a) (b)	1,200	48,120
Semler Scientific, Inc. (a)	1,500	39,360
Shockwave Medical, Inc. (a)	11,370	3,245,112
SI-BONE, Inc. (a)	10,260	276,815
Sight Sciences, Inc. (a) (b)	6,000	49,680
Silk Road Medical, Inc. (a) (b)	11,469	372,628
STAAR Surgical Co. (a)	14,869	781,663
Surmodics, Inc. (a)	4,581	143,431
Tactile Systems Technology, Inc. (a)	6,900	172,017
Tandem Diabetes Care, Inc. (a)	20,192	495,512
Tela Bio, Inc. (a)	4,900	49,637
TransMedics Group, Inc. (a) (b)	9,600	806,208
Treace Medical Concepts, Inc. (a)	12,600	322,308
UFP Technologies, Inc. (a)	2,200	426,470
Utah Medical Products, Inc.	936	87,235
Varex Imaging Corp. (a) (b)	12,408	292,457
Vicarious Surgical, Inc. (a)	13,000	23,790
ViewRay, Inc. (a) (b)	40,506	14,266
Zimvie, Inc. (a)	9,500	106,685
Zynex, Inc. (a) (b)	7,870	75,473
		48,235,451
HEALTH CARE PROVIDERS & SERVICES — 1.7%
23andMe Holding Co. Class A (a)	80,000	140,000
Acadia Healthcare Co., Inc. (a)	27,882	2,220,522
Accolade, Inc. (a)	21,800	293,646
AdaptHealth Corp. (a) (b)	21,700	264,089
Addus HomeCare Corp. (a)	4,816	446,443
Agiliti, Inc. (a) (b)	8,100	133,650
agilon health, Inc. (a) (b)	84,700	1,468,698
AirSculpt Technologies, Inc. (b)	2,700	23,274
Alignment Healthcare, Inc. (a)	29,800	171,350
Amedisys, Inc. (a)	10,406	951,525
AMN Healthcare Services, Inc. (a)	12,448	1,358,326
Apollo Medical Holdings, Inc. (a) (b)	12,873	406,787

See accompanying notes to financial statements.
176

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Aveanna Healthcare Holdings, Inc. (a) (b)	26,800	$ 45,292
Brookdale Senior Living, Inc. (a) (b)	61,041	257,593
Cano Health, Inc. (a) (b)	46,800	65,052
CareMax, Inc. (a) (b)	33,500	104,185
Castle Biosciences, Inc. (a) (b)	7,100	97,412
Chemed Corp.	4,565	2,472,724
Community Health Systems, Inc. (a)	38,567	169,695
CorVel Corp. (a)	2,700	522,450
Cross Country Healthcare, Inc. (a)	11,058	310,509
DocGo, Inc. (a) (b)	25,500	238,935
Encompass Health Corp.	31,303	2,119,526
Enhabit, Inc. (a) (b)	15,251	175,386
Ensign Group, Inc.	17,270	1,648,594
Fulgent Genetics, Inc. (a) (b)	6,271	232,215
Guardant Health, Inc. (a)	34,251	1,226,186
HealthEquity, Inc. (a)	26,463	1,670,874
Hims & Hers Health, Inc. (a) (b)	38,400	360,960
InfuSystem Holdings, Inc. (a)	5,600	53,928
Innovage Holding Corp. (a)	4,600	34,500
Invitae Corp. (a) (b)	87,000	98,310
Joint Corp. (a)	3,350	45,225
LifeStance Health Group, Inc. (a)	25,900	236,467
ModivCare, Inc. (a)	3,754	169,718
National HealthCare Corp.	4,441	274,543
National Research Corp. (b)	4,700	204,497
NeoGenomics, Inc. (a)	40,929	657,729
OmniAb, Inc. (a) (e)	3,212	—
OPKO Health, Inc. (a) (b)	144,818	314,255
Option Care Health, Inc. (a)	53,707	1,744,940
Owens & Minor, Inc. (a)	22,719	432,570
P3 Health Partners, Inc. (a) (b)	10,400	31,096
Patterson Cos., Inc.	28,300	941,258
Pediatrix Medical Group, Inc. (a)	26,474	376,196
Pennant Group, Inc. (a)	7,917	97,221
PetIQ, Inc. (a)	7,826	118,720
Premier, Inc. Class A	37,345	1,032,963
Privia Health Group, Inc. (a)	20,800	543,088
Progyny, Inc. (a)	23,600	928,424
Quipt Home Medical Corp. (a)	12,400	66,216
R1 RCM, Inc. (a)	47,587	877,980
RadNet, Inc. (a)	15,776	514,613
Select Medical Holdings Corp.	32,034	1,020,603
Surgery Partners, Inc. (a) (b)	20,995	944,565
Tenet Healthcare Corp. (a)	31,322	2,548,984
U.S. Physical Therapy, Inc.	3,922	476,092
Viemed Healthcare, Inc. (a)	10,500	102,690
		34,483,289
HEALTH CARE REITs — 0.5%
CareTrust REIT, Inc.	31,728	630,118
Community Healthcare Trust, Inc. REIT	6,747	222,786
Security Description	Shares	Value
Diversified Healthcare Trust REIT (b)	73,977	$ 166,448
Global Medical REIT, Inc.	19,400	177,122
Healthcare Realty Trust, Inc. REIT	120,199	2,266,953
LTC Properties, Inc. REIT (b)	12,324	406,939
Medical Properties Trust, Inc. REIT (b)	185,961	1,721,999
National Health Investors, Inc. REIT (b)	13,845	725,755
Omega Healthcare Investors, Inc. REIT	72,707	2,231,378
Physicians Realty Trust REIT (b)	74,431	1,041,290
Sabra Health Care REIT, Inc.	69,355	816,308
Universal Health Realty Income Trust REIT	3,888	184,991
		10,592,087
HEALTH CARE TECHNOLOGY — 0.8%
American Well Corp. Class A (a)	63,600	133,560
Certara, Inc. (a)	38,200	695,622
Computer Programs & Systems, Inc. (a)	3,904	96,390
Definitive Healthcare Corp. (a) (b)	9,700	106,700
Doximity, Inc. Class A (a) (b)	33,800	1,149,876
Evolent Health, Inc. Class A (a)	34,165	1,035,200
Health Catalyst, Inc. (a)	19,300	241,250
HealthStream, Inc.	6,399	157,159
Multiplan Corp. (a) (b)	112,400	237,164
NextGen Healthcare, Inc. (a)	17,300	280,606
OptimizeRx Corp. (a)	4,396	62,819
Phreesia, Inc. (a) (b)	16,000	496,160
Schrodinger, Inc. (a) (b)	17,508	873,999
Sharecare, Inc. (a) (b)	91,500	160,125
Simulations Plus, Inc. (b)	5,097	220,853
Teladoc Health, Inc. (a) (b)	57,304	1,450,937
Veeva Systems, Inc. Class A (a)	45,367	8,970,417
Veradigm, Inc. (a)	34,712	437,371
		16,806,208
HOTEL & RESORT REITs — 0.3%
Apple Hospitality REIT, Inc.	68,900	1,041,079
Braemar Hotels & Resorts, Inc. REIT (b)	26,200	105,324
Chatham Lodging Trust REIT	14,560	136,282
DiamondRock Hospitality Co. REIT	62,500	500,625
Hersha Hospitality Trust Class A REIT	1,476	8,989
Park Hotels & Resorts, Inc. REIT	68,134	873,478
Pebblebrook Hotel Trust REIT (b)	38,457	536,090
RLJ Lodging Trust REIT	46,955	482,228
Ryman Hospitality Properties, Inc. REIT	17,427	1,619,317

See accompanying notes to financial statements.
177

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Service Properties Trust REIT (b)	50,374	$ 437,750
Summit Hotel Properties, Inc. REIT	31,200	203,112
Sunstone Hotel Investors, Inc. REIT	68,219	690,376
Xenia Hotels & Resorts, Inc. REIT	36,100	444,391
		7,079,041
HOTELS, RESTAURANTS & LEISURE — 3.5%
Accel Entertainment, Inc. (a)	21,600	228,096
Airbnb, Inc. Class A (a)	127,000	16,276,320
Aramark	72,740	3,131,457
Bally's Corp. (a) (b)	10,165	158,167
Biglari Holdings, Inc. Class B (a)	284	55,988
BJ's Restaurants, Inc. (a)	7,606	241,871
Bloomin' Brands, Inc.	26,993	725,842
Bluegreen Vacations Holding Corp. (b)	2,900	103,385
Bowlero Corp. (a) (b)	9,000	104,760
Boyd Gaming Corp.	22,798	1,581,497
Brinker International, Inc. (a)	14,030	513,498
Carrols Restaurant Group, Inc. (a)	11,300	56,952
Century Casinos, Inc. (a) (b)	9,361	66,463
Cheesecake Factory, Inc. (b)	15,555	537,892
Choice Hotels International, Inc. (b)	9,456	1,111,269
Churchill Downs, Inc.	22,116	3,077,884
Chuy's Holdings, Inc. (a)	6,053	247,084
Cracker Barrel Old Country Store, Inc. (b)	7,308	680,959
Dave & Buster's Entertainment, Inc. (a)	13,216	588,905
Denny's Corp. (a)	17,341	213,641
Dine Brands Global, Inc. (b)	4,630	268,679
DoorDash, Inc. Class A (a) (b)	94,489	7,220,849
DraftKings, Inc. Class A (a)	130,923	3,478,624
El Pollo Loco Holdings, Inc.	6,500	57,005
Everi Holdings, Inc. (a)	25,995	375,888
Fiesta Restaurant Group, Inc. (a)	5,400	42,876
First Watch Restaurant Group, Inc. (a) (b)	4,800	81,120
Full House Resorts, Inc. (a)	8,500	56,950
Global Business Travel Group I (a)	9,900	71,577
Golden Entertainment, Inc. (a)	7,625	318,725
Hilton Grand Vacations, Inc. (a)	25,071	1,139,226
Hyatt Hotels Corp. Class A (b)	14,459	1,656,712
Inspired Entertainment, Inc. (a)	5,200	76,492
International Game Technology PLC (b)	31,335	999,273
Jack in the Box, Inc.	6,697	653,158
Krispy Kreme, Inc. (b)	22,200	327,006
Kura Sushi USA, Inc. Class A (a) (b)	1,400	130,130
Security Description	Shares	Value
Life Time Group Holdings, Inc. (a) (b)	12,800	$ 251,776
Light & Wonder, Inc. (a)	28,164	1,936,557
Lindblad Expeditions Holdings, Inc. (a) (b)	11,889	129,352
Marriott Vacations Worldwide Corp.	11,340	1,391,645
Monarch Casino & Resort, Inc.	4,100	288,845
Mondee Holdings, Inc. (a)	14,000	124,740
Nathan's Famous, Inc.	900	70,686
Noodles & Co. (a)	12,300	41,574
ONE Group Hospitality, Inc. (a) (b)	5,300	38,796
Papa John's International, Inc.	10,188	752,180
Penn Entertainment, Inc. (a) (b)	49,500	1,189,485
Planet Fitness, Inc. Class A (a)	27,243	1,837,268
PlayAGS, Inc. (a)	11,400	64,410
Portillo's, Inc. Class A (a)	9,900	223,047
Potbelly Corp. (a)	8,000	70,240
RCI Hospitality Holdings, Inc.	2,900	220,371
Red Robin Gourmet Burgers, Inc. (a)	4,900	67,767
Red Rock Resorts, Inc. Class A (b)	14,686	687,011
Rush Street Interactive, Inc. (a) (b)	15,300	47,736
Sabre Corp. (a) (b)	99,235	316,560
SeaWorld Entertainment, Inc. (a)	12,417	695,476
Shake Shack, Inc. Class A (a)	12,430	966,060
Six Flags Entertainment Corp. (a)	22,195	576,626
Super Group SGHC Ltd. (a)	42,000	121,800
Sweetgreen, Inc. Class A (a) (b)	26,800	343,576
Target Hospitality Corp. (a) (b)	9,200	123,464
Texas Roadhouse, Inc.	20,777	2,332,842
Travel & Leisure Co.	23,000	927,820
Vail Resorts, Inc.	12,390	3,119,306
Wendy's Co.	56,458	1,227,962
Wingstop, Inc.	9,465	1,894,514
Wyndham Hotels & Resorts, Inc.	26,116	1,790,774
Xponential Fitness, Inc. Class A (a) (b)	6,300	108,675
		70,635,161
HOUSEHOLD DURABLES — 1.2%
Beazer Homes USA, Inc. (a)	8,996	254,497
Cavco Industries, Inc. (a)	2,776	818,920
Century Communities, Inc.	8,751	670,502
Cricut, Inc. Class A (b)	14,700	179,340
Dream Finders Homes, Inc. Class A (a) (b)	6,200	152,458
Ethan Allen Interiors, Inc. (b)	7,100	200,788
GoPro, Inc. Class A (a) (b)	43,122	178,525
Green Brick Partners, Inc. (a)	8,602	488,594
Helen of Troy Ltd. (a) (b)	7,564	817,063

See accompanying notes to financial statements.
178

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Hooker Furnishings Corp.	3,400	$ 63,444
Hovnanian Enterprises, Inc. Class A (a)	1,400	138,894
Installed Building Products, Inc.	7,514	1,053,162
iRobot Corp. (a)	8,443	382,046
KB Home	22,500	1,163,475
Landsea Homes Corp. (a)	1,600	14,944
La-Z-Boy, Inc.	13,033	373,265
Legacy Housing Corp. (a)	2,120	49,163
Leggett & Platt, Inc.	41,100	1,217,382
LGI Homes, Inc. (a)	6,325	853,179
Lovesac Co. (a) (b)	5,187	139,790
M/I Homes, Inc. (a)	8,191	714,173
MDC Holdings, Inc.	18,155	849,109
Meritage Homes Corp.	11,167	1,588,729
Purple Innovation, Inc. (b)	18,696	51,975
Skyline Champion Corp. (a)	16,637	1,088,892
Snap One Holdings Corp. (a) (b)	4,200	48,930
Sonos, Inc. (a)	39,430	643,892
Taylor Morrison Home Corp. (a)	31,658	1,543,961
Tempur Sealy International, Inc.	51,768	2,074,344
Toll Brothers, Inc.	33,784	2,671,301
TopBuild Corp. (a)	9,874	2,626,681
Traeger, Inc. (a)	9,400	39,950
Tri Pointe Homes, Inc. (a)	30,583	1,004,957
United Homes Group, Inc. (a)	1,900	21,204
Vizio Holding Corp. Class A (a)	19,900	134,325
VOXX International Corp. (a)	4,300	53,664
Vuzix Corp. (a) (b)	14,900	75,990
		24,441,508
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	4,000	155,080
Central Garden & Pet Co. Class A (a)	12,582	458,740
Energizer Holdings, Inc.	23,058	774,288
Oil-Dri Corp. of America	1,500	88,485
Reynolds Consumer Products, Inc.	17,300	488,725
Spectrum Brands Holdings, Inc.	12,469	973,205
WD-40 Co. (b)	4,353	821,193
		3,759,716
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Altus Power, Inc. (a) (b)	30,100	162,540
Brookfield Renewable Corp. Class A	40,879	1,288,506
Clearway Energy, Inc. Class A	10,726	289,602
Clearway Energy, Inc. Class C	24,700	705,432
Montauk Renewables, Inc. (a) (b)	18,500	137,640
Ormat Technologies, Inc. (b)	16,492	1,326,946
Sunnova Energy International, Inc. (a) (b)	31,000	567,610
Security Description	Shares	Value
Vistra Corp.	116,507	$ 3,058,309
		7,536,585
INDUSTRIAL CONGLOMERATES — 0.0% (d)
Brookfield Business Corp. Class A	8,400	158,592
INDUSTRIAL REITs — 0.8%
Americold Realty Trust, Inc. REIT	83,866	2,708,872
EastGroup Properties, Inc. REIT	13,658	2,371,029
First Industrial Realty Trust, Inc. REIT	41,415	2,180,086
Innovative Industrial Properties, Inc. REIT	8,733	637,596
LXP Industrial Trust REIT	87,300	851,175
Plymouth Industrial REIT, Inc.	13,200	303,864
Rexford Industrial Realty, Inc. REIT (b)	62,143	3,245,107
STAG Industrial, Inc. REIT	55,750	2,000,310
Terreno Realty Corp. REIT	25,224	1,515,962
		15,814,001
INSURANCE — 2.5%
Ambac Financial Group, Inc. (a)	13,594	193,579
American Equity Investment Life Holding Co.	22,472	1,171,016
American Financial Group, Inc.	22,819	2,709,756
AMERISAFE, Inc.	6,534	348,393
Argo Group International Holdings Ltd. (b)	9,860	291,955
Assured Guaranty Ltd.	17,619	983,140
Axis Capital Holdings Ltd.	25,199	1,356,462
Brighthouse Financial, Inc. (a)	20,673	978,866
BRP Group, Inc. Class A (a) (b)	19,505	483,334
CNA Financial Corp.	9,091	351,094
CNO Financial Group, Inc.	34,379	813,751
Crawford & Co. Class A	4,000	44,360
Donegal Group, Inc. Class A (b)	4,739	68,384
eHealth, Inc. (a)	6,807	54,728
Employers Holdings, Inc.	9,600	359,136
Enstar Group Ltd. (a)	3,665	895,140
F&G Annuities & Life, Inc. (b)	5,550	137,529
Fidelity National Financial, Inc.	80,536	2,899,296
First American Financial Corp.	31,114	1,774,120
Genworth Financial, Inc. Class A (a)	161,182	805,910
GoHealth, Inc. Class A (a) (b)	1,200	23,652
Goosehead Insurance, Inc. Class A (a) (b)	6,419	403,691
Greenlight Capital Re Ltd. Class A (a) (b)	8,996	94,773
Hanover Insurance Group, Inc.	11,335	1,281,195
HCI Group, Inc. (b)	1,773	109,536
Hippo Holdings, Inc. (a) (b)	4,735	78,270
Horace Mann Educators Corp.	12,700	376,682
Investors Title Co.	343	50,078

See accompanying notes to financial statements.
179

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
James River Group Holdings Ltd.	11,400	$ 208,164
Kemper Corp.	18,707	902,800
Kingsway Financial Services, Inc. (a)	3,300	26,895
Kinsale Capital Group, Inc.	6,849	2,562,896
Lemonade, Inc. (a) (b)	15,000	252,750
Maiden Holdings Ltd. (a)	27,900	58,590
Markel Group, Inc. (a)	4,115	5,691,786
MBIA, Inc. (a)	13,397	115,750
Mercury General Corp. (b)	8,037	243,280
National Western Life Group, Inc. Class A	680	282,581
NI Holdings, Inc. (a)	1,900	28,215
Old Republic International Corp.	84,362	2,123,391
Oscar Health, Inc. Class A (a)	39,600	319,176
Palomar Holdings, Inc. (a)	7,510	435,880
Primerica, Inc.	11,264	2,227,569
ProAssurance Corp.	16,305	246,042
Reinsurance Group of America, Inc.	20,646	2,863,394
RenaissanceRe Holdings Ltd.	15,275	2,849,093
RLI Corp.	12,278	1,675,579
Ryan Specialty Holdings, Inc. (a) (b)	29,800	1,337,722
Safety Insurance Group, Inc.	4,368	313,273
Selective Insurance Group, Inc.	18,898	1,813,263
Selectquote, Inc. (a)	41,703	81,321
SiriusPoint Ltd. (a)	31,600	285,348
Skyward Specialty Insurance Group, Inc. (a)	2,700	68,580
Stewart Information Services Corp.	8,165	335,908
Tiptree, Inc.	9,300	139,593
Trupanion, Inc. (a) (b)	12,100	238,128
United Fire Group, Inc.	6,463	146,452
United Insurance Holdings Corp. (a) (b)	6,000	26,760
Universal Insurance Holdings, Inc.	8,817	136,046
Unum Group	61,000	2,909,700
White Mountains Insurance Group Ltd.	751	1,043,071
		51,126,822
INTERACTIVE MEDIA & SERVICES — 0.7%
Bumble, Inc. Class A (a)	32,000	536,960
Cargurus, Inc. (a)	30,100	681,163
Cars.com, Inc. (a)	22,600	447,932
DHI Group, Inc. (a)	11,000	42,130
Eventbrite, Inc. Class A (a) (b)	22,893	218,628
EverQuote, Inc. Class A (a)	6,135	39,878
fuboTV, Inc. (a) (b)	72,400	150,592
Grindr, Inc. (a)	12,600	69,678
IAC, Inc. (a)	24,837	1,559,764
MediaAlpha, Inc. Class A (a) (b)	6,900	71,139
Nextdoor Holdings, Inc. (a) (b)	44,800	146,048
Security Description	Shares	Value
Outbrain, Inc. (a) (b)	9,700	$ 47,724
Pinterest, Inc. Class A (a)	185,809	5,080,018
QuinStreet, Inc. (a)	15,398	135,964
Shutterstock, Inc. (b)	7,750	377,193
System1, Inc. (a)	7,600	34,200
TripAdvisor, Inc. (a)	33,800	557,362
TrueCar, Inc. (a)	28,866	65,237
Vimeo, Inc. (a)	40,123	165,307
Yelp, Inc. (a)	21,691	789,769
Ziff Davis, Inc. (a)	14,106	988,266
ZipRecruiter, Inc. Class A (a) (b)	22,100	392,496
ZoomInfo Technologies, Inc. (a)	97,700	2,480,603
		15,078,051
IT SERVICES — 2.6%
Amdocs Ltd.	36,935	3,651,025
BigBear.ai Holdings, Inc. (a) (b)	8,300	19,505
BigCommerce Holdings, Inc. Class 1 (a) (b)	21,700	215,915
Brightcove, Inc. (a)	10,571	42,390
Cloudflare, Inc. Class A (a) (b)	91,095	5,954,880
DigitalOcean Holdings, Inc. (a) (b)	19,500	782,730
Fastly, Inc. Class A (a) (b)	36,743	579,437
Globant SA (a)	12,794	2,299,338
GoDaddy, Inc. Class A (a)	47,892	3,598,126
Grid Dynamics Holdings, Inc. (a)	16,900	156,325
Hackett Group, Inc. (b)	6,890	153,992
Information Services Group, Inc. (b)	8,400	45,024
Kyndryl Holdings, Inc. (a)	66,300	880,464
MongoDB, Inc. (a)	20,778	8,539,550
Okta, Inc. (a)	46,675	3,236,911
Paysign, Inc. (a)	10,000	24,500
Perficient, Inc. (a)	11,149	929,046
Rackspace Technology, Inc. (a) (b)	41,900	113,968
Snowflake, Inc. Class A (a)	97,992	17,244,632
Squarespace, Inc. Class A (a)	13,900	438,406
Thoughtworks Holding, Inc. (a) (b)	27,000	203,850
Tucows, Inc. Class A (a) (b)	2,876	79,780
Twilio, Inc. Class A (a)	52,524	3,341,577
Unisys Corp. (a)	20,300	80,794
		52,612,165
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Acushnet Holdings Corp. (b)	10,372	567,141
AMMO, Inc. (a) (b)	22,700	48,351
Brunswick Corp.	22,026	1,908,333
Clarus Corp. (b)	8,165	74,628
Escalade, Inc. (b)	3,100	41,385
Funko, Inc. Class A (a) (b)	8,850	95,757
JAKKS Pacific, Inc. (a)	2,200	43,934
Johnson Outdoors, Inc. Class A	1,380	84,801
Latham Group, Inc. (a) (b)	13,300	49,343

See accompanying notes to financial statements.
180

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Malibu Boats, Inc. Class A (a)	6,265	$ 367,505
Marine Products Corp.	2,380	40,127
MasterCraft Boat Holdings, Inc. (a)	5,665	173,632
Mattel, Inc. (a)	109,239	2,134,530
Peloton Interactive, Inc. Class A (a) (b)	100,403	772,099
Polaris, Inc. (b)	16,703	2,019,894
Smith & Wesson Brands, Inc.	15,026	195,939
Solo Brands, Inc. Class A (a)	7,100	40,186
Sturm Ruger & Co., Inc.	5,485	290,486
Topgolf Callaway Brands Corp. (a)	44,841	890,094
Vista Outdoor, Inc. (a)	17,821	493,107
YETI Holdings, Inc. (a)	27,134	1,053,884
		11,385,156
LIFE SCIENCES TOOLS & SERVICES — 1.4%
10X Genomics, Inc. Class A (a)	28,545	1,593,953
Adaptive Biotechnologies Corp. (a)	37,600	252,296
Akoya Biosciences, Inc. (a)	3,800	28,082
Avantor, Inc. (a)	211,351	4,341,150
Azenta, Inc. (a) (b)	22,241	1,038,210
BioLife Solutions, Inc. (a) (b)	10,820	239,122
Bruker Corp.	32,997	2,439,138
Codexis, Inc. (a) (b)	17,921	50,179
CryoPort, Inc. (a) (b)	13,700	236,325
Cytek Biosciences, Inc. (a) (b)	35,800	305,732
Harvard Bioscience, Inc. (a)	12,000	65,880
ICON PLC (a)	25,300	6,330,060
Maravai LifeSciences Holdings, Inc. Class A (a)	35,500	441,265
MaxCyte, Inc. (a)	24,600	112,914
Medpace Holdings, Inc. (a)	7,201	1,729,464
Mesa Laboratories, Inc.	1,598	205,343
NanoString Technologies, Inc. (a) (b)	24,000	97,200
Nautilus Biotechnology, Inc. (a) (b)	10,000	38,700
OmniAb, Inc. (a)	25,056	126,032
Pacific Biosciences of California, Inc. (a) (b)	79,121	1,052,309
QIAGEN NV (a) (b)	70,581	3,178,262
Quanterix Corp. (a)	11,400	257,070
Quantum-Si, Inc. (a)	28,700	51,373
Repligen Corp. (a)	17,217	2,435,517
Seer, Inc. (a)	15,300	65,331
SomaLogic, Inc. (a) (b)	49,300	113,883
Sotera Health Co. (a) (b)	31,100	585,924
Syneos Health, Inc. (a)	32,794	1,381,939
		28,792,653
MACHINERY — 3.3%
3D Systems Corp. (a)	39,765	394,866
AGCO Corp.	19,421	2,552,308
Alamo Group, Inc.	3,389	623,271
Security Description	Shares	Value
Albany International Corp. Class A	9,871	$ 920,767
Allison Transmission Holdings, Inc.	28,159	1,589,857
Astec Industries, Inc.	7,206	327,441
Barnes Group, Inc.	15,414	650,317
Berkshire Grey, Inc. (a) (b)	14,600	20,586
Blue Bird Corp. (a)	5,322	119,639
Chart Industries, Inc. (a) (b)	12,970	2,072,476
CIRCOR International, Inc. (a)	5,947	335,708
CNH Industrial NV (b)	303,500	4,370,400
Columbus McKinnon Corp.	8,848	359,671
Commercial Vehicle Group, Inc. (a) (b)	9,900	109,890
Crane Co.	15,048	1,341,078
Crane NXT Co.	15,048	849,309
Desktop Metal, Inc. Class A (a) (b)	87,881	155,549
Donaldson Co., Inc.	36,986	2,311,995
Douglas Dynamics, Inc.	6,973	208,353
Energy Recovery, Inc. (a)	17,600	491,920
Enerpac Tool Group Corp.	17,391	469,557
EnPro Industries, Inc.	6,545	873,954
Esab Corp.	18,075	1,202,710
ESCO Technologies, Inc.	7,928	821,579
Federal Signal Corp.	19,100	1,222,973
Flowserve Corp.	41,400	1,538,010
Franklin Electric Co., Inc.	14,515	1,493,593
Gates Industrial Corp. PLC (a)	36,700	494,716
Gencor Industries, Inc. (a)	3,200	49,856
Gorman-Rupp Co.	7,000	201,810
Graco, Inc.	52,282	4,514,551
Greenbrier Cos., Inc.	10,094	435,051
Helios Technologies, Inc.	10,248	677,290
Hillenbrand, Inc.	21,268	1,090,623
Hillman Solutions Corp. (a)	53,600	482,936
Hyliion Holdings Corp. (a) (b)	33,100	55,277
Hyster-Yale Materials Handling, Inc.	3,589	200,410
ITT, Inc.	25,688	2,394,378
John Bean Technologies Corp.	9,876	1,197,959
Kadant, Inc.	3,590	797,339
Kennametal, Inc.	25,917	735,784
Lincoln Electric Holdings, Inc.	17,305	3,437,292
Lindsay Corp.	3,575	426,640
Luxfer Holdings PLC	9,431	134,203
Manitowoc Co., Inc. (a)	12,075	227,372
Mayville Engineering Co., Inc. (a)	3,400	42,364
Microvast Holdings, Inc. (a) (b)	47,500	76,000
Middleby Corp. (a)	16,527	2,443,186
Miller Industries, Inc.	3,465	122,904
Mueller Industries, Inc.	17,284	1,508,548
Mueller Water Products, Inc. Class A	48,722	790,758
Nikola Corp. (a) (b)	184,300	254,334
Omega Flex, Inc. (b)	1,351	140,207

See accompanying notes to financial statements.
181

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Oshkosh Corp.	20,242	$ 1,752,755
Park-Ohio Holdings Corp.	2,600	49,400
Proterra, Inc. (a) (b)	68,000	81,600
Proto Labs, Inc. (a)	9,285	324,604
RBC Bearings, Inc. (a)	8,822	1,918,520
REV Group, Inc.	9,500	125,970
Shyft Group, Inc.	11,329	249,918
SPX Technologies, Inc. (a)	14,089	1,197,142
Standex International Corp.	3,619	511,980
Tennant Co.	5,424	439,941
Terex Corp.	20,692	1,238,002
Timken Co.	19,858	1,817,603
Titan International, Inc. (a)	14,900	171,052
Toro Co.	32,274	3,280,652
Trinity Industries, Inc.	24,269	623,956
Velo3D, Inc. (a) (b)	16,500	35,640
Wabash National Corp. (b)	14,487	371,447
Watts Water Technologies, Inc. Class A	8,422	1,547,374
		66,097,121
MARINE TRANSPORTATION — 0.2%
Costamare, Inc. (b)	13,200	127,644
Eagle Bulk Shipping, Inc. (b)	4,223	202,873
Eneti, Inc.	10,300	124,733
Genco Shipping & Trading Ltd. (b)	10,200	143,106
Golden Ocean Group Ltd.	37,600	283,880
Himalaya Shipping Ltd. (a)	8,400	46,704
Kirby Corp. (a)	18,464	1,420,805
Matson, Inc.	10,982	853,631
Pangaea Logistics Solutions Ltd.	11,200	75,824
Safe Bulkers, Inc. (b)	24,860	81,043
		3,360,243
MEDIA — 1.4%
Advantage Solutions, Inc. (a) (b)	24,200	56,628
AMC Networks, Inc. Class A (a)	10,120	120,934
Boston Omaha Corp. Class A (a)	7,065	132,963
Cable One, Inc.	1,792	1,177,487
Cardlytics, Inc. (a) (b)	12,865	81,307
Clear Channel Outdoor Holdings, Inc. (a) (b)	115,300	157,961
Daily Journal Corp. (a)	327	94,595
DISH Network Corp. Class A (a) (b)	81,600	537,744
Emerald Holding, Inc. (a)	4,800	19,680
Entravision Communications Corp. Class A	14,400	63,216
EW Scripps Co. Class A (a)	17,640	161,406
Gambling.com Group Ltd. (a) (b)	2,100	21,504
Gannett Co., Inc. (a) (b)	45,814	103,081
Gray Television, Inc.	26,177	206,275
iHeartMedia, Inc. Class A (a)	34,000	123,760
Security Description	Shares	Value
Integral Ad Science Holding Corp. (a)	13,200	$ 237,336
John Wiley & Sons, Inc. Class A	13,440	457,363
Liberty Broadband Corp. Class A (a)	5,164	411,726
Liberty Broadband Corp. Class C (a)	36,132	2,894,534
Liberty Media Corp.-Liberty SiriusXM Class A (a)	22,904	751,480
Liberty Media Corp.-Liberty SiriusXM Class C (a)	47,643	1,559,355
Magnite, Inc. (a) (b)	42,827	584,589
New York Times Co. Class A	50,102	1,973,017
Nexstar Media Group, Inc.	10,598	1,765,097
PubMatic, Inc. Class A (a) (b)	13,900	254,092
Quotient Technology, Inc. (a)	24,671	94,737
Scholastic Corp.	9,329	362,805
Sinclair, Inc. (b)	12,162	168,079
Sirius XM Holdings, Inc. (b)	199,938	905,719
Stagwell, Inc. (a) (b)	23,200	167,272
TechTarget, Inc. (a)	8,300	258,379
TEGNA, Inc.	68,983	1,120,284
Thryv Holdings, Inc. (a)	7,800	191,880
Townsquare Media, Inc. Class A	3,600	42,876
Trade Desk, Inc. Class A (a)	138,076	10,662,229
Urban One, Inc. (a)	3,900	23,400
Urban One, Inc. (a)	5,100	30,549
WideOpenWest, Inc. (a) (b)	14,936	126,060
		28,101,399
METALS & MINING — 1.5%
5E Advanced Materials, Inc. (a)	12,700	41,656
Alcoa Corp.	56,805	1,927,394
Alpha Metallurgical Resources, Inc.	4,000	657,440
Arconic Corp. (a)	30,900	914,022
ATI, Inc. (a)	39,737	1,757,567
Caledonia Mining Corp. PLC (b)	5,100	59,262
Carpenter Technology Corp.	14,755	828,198
Century Aluminum Co. (a)	16,000	139,520
Cleveland-Cliffs, Inc. (a)	157,802	2,644,762
Coeur Mining, Inc. (a) (b)	89,742	254,867
Commercial Metals Co.	35,947	1,892,969
Compass Minerals International, Inc.	11,114	377,876
Constellium SE (a) (b)	39,600	681,120
Contango ORE, Inc. (a) (b)	1,100	28,028
Dakota Gold Corp. (a)	23,800	69,496
Ferroglobe PLC (a) (e)	2,200	—
Fresh Market, Inc. (a) (e)	400	—
Haynes International, Inc.	3,800	193,116
Hecla Mining Co. (b)	177,016	911,632
i-80 Gold Corp. (b)	59,400	133,650
Ivanhoe Electric, Inc. (a) (b)	13,700	178,648
Kaiser Aluminum Corp. (b)	5,233	374,892
Materion Corp.	6,555	748,581
MP Materials Corp. (a) (b)	29,300	670,384

See accompanying notes to financial statements.
182

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Novagold Resources, Inc. (a) (b)	74,700	$ 298,053
Olympic Steel, Inc.	3,200	156,800
Perpetua Resources Corp. (a)	11,600	42,572
Piedmont Lithium, Inc. (a) (b)	5,300	305,863
PolyMet Mining Corp. (a)	9,600	7,584
Ramaco Resources, Inc. Class A (b)	7,000	59,080
Ramaco Resources, Inc. Class B (a)	1,400	14,854
Reliance Steel & Aluminum Co.	18,266	4,960,863
Royal Gold, Inc.	20,355	2,336,347
Ryerson Holding Corp.	5,700	247,266
Schnitzer Steel Industries, Inc. Class A	8,572	257,074
Southern Copper Corp.	26,469	1,898,886
SSR Mining, Inc.	66,600	944,388
SunCoke Energy, Inc.	25,700	202,259
TimkenSteel Corp. (a)	14,414	310,910
Tredegar Corp.	11,107	74,084
U.S. Steel Corp.	69,776	1,745,098
Warrior Met Coal, Inc.	15,938	620,785
Worthington Industries, Inc.	9,872	685,808
		30,653,654
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.9%
AFC Gamma, Inc. REIT (b)	6,300	78,435
AGNC Investment Corp. REIT (b)	183,679	1,860,668
Angel Oak Mortgage REIT, Inc. (b)	8,280	68,227
Annaly Capital Management, Inc. REIT (b)	151,725	3,036,017
Apollo Commercial Real Estate Finance, Inc. REIT (b)	44,749	506,559
Arbor Realty Trust, Inc. REIT (b)	54,500	807,690
Ares Commercial Real Estate Corp. REIT (b)	16,000	162,400
ARMOUR Residential REIT, Inc. (b)	62,200	331,526
Blackstone Mortgage Trust, Inc. Class A REIT (b)	53,366	1,110,547
BrightSpire Capital, Inc. REIT (b)	40,000	269,200
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	3,200	48,480
Chimera Investment Corp. REIT (b)	71,645	413,392
Claros Mortgage Trust, Inc. REIT (b)	27,200	308,448
Dynex Capital, Inc. REIT (b)	20,200	254,318
Ellington Financial, Inc. REIT (b)	23,205	320,229
Franklin BSP Realty Trust, Inc. REIT (b)	26,134	370,057
Granite Point Mortgage Trust, Inc. REIT	10,834	57,420
Security Description	Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	32,345	$ 808,625
Invesco Mortgage Capital, Inc. REIT (b)	12,901	147,975
KKR Real Estate Finance Trust, Inc. REIT (b)	14,400	175,248
Ladder Capital Corp. REIT	35,739	387,768
MFA Financial, Inc. REIT	28,534	320,722
New York Mortgage Trust, Inc. REIT	33,871	336,000
Nexpoint Real Estate Finance, Inc. REIT (b)	1,500	23,385
Orchid Island Capital, Inc. REIT (b)	16,720	173,052
PennyMac Mortgage Investment Trust REIT (b)	26,624	358,892
Ready Capital Corp. REIT (b)	46,575	525,366
Redwood Trust, Inc. REIT (b)	35,100	223,587
Rithm Capital Corp. REIT	150,811	1,410,083
TPG RE Finance Trust, Inc. REIT (b)	22,752	168,592
Two Harbors Investment Corp. REIT (b)	26,789	371,831
Starwood Property Trust, Inc. REIT (b)	91,704	1,779,058
		17,213,797
MULTI-UTILITIES — 0.2%
Avista Corp.	23,700	930,699
Black Hills Corp.	20,605	1,241,657
NorthWestern Corp.	18,155	1,030,478
Unitil Corp.	4,738	240,264
		3,443,098
OFFICE REITs — 0.5%
Brandywine Realty Trust REIT	53,300	247,845
City Office REIT, Inc.	11,300	62,941
Corporate Office Properties Trust REIT	34,400	817,000
Cousins Properties, Inc. REIT	49,129	1,120,141
Douglas Emmett, Inc. REIT (b)	55,237	694,329
Easterly Government Properties, Inc. REIT (b)	27,000	391,500
Equity Commonwealth REIT	32,581	660,091
Highwoods Properties, Inc. REIT	32,270	771,576
Hudson Pacific Properties, Inc. REIT	44,637	188,368
JBG SMITH Properties REIT	34,222	514,699
Kilroy Realty Corp. REIT	37,463	1,127,262
Office Properties Income Trust REIT	12,027	92,608
Orion Office REIT, Inc.	14,000	92,540
Paramount Group, Inc. REIT (b)	50,953	225,722
Peakstone Realty Trust REIT (b)	8,600	240,112

See accompanying notes to financial statements.
183

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Piedmont Office Realty Trust, Inc. Class A REIT	43,505	$ 316,281
Postal Realty Trust, Inc. Class A REIT (b)	8,100	119,151
SL Green Realty Corp. REIT (b)	21,133	635,046
Vornado Realty Trust REIT	54,900	995,886
		9,313,098
OIL, GAS & CONSUMABLE FUELS — 3.3%
Amplify Energy Corp. (a) (b)	10,200	69,054
Antero Midstream Corp.	105,200	1,220,320
Antero Resources Corp. (a)	87,774	2,021,435
Arch Resources, Inc.	5,694	642,056
Ardmore Shipping Corp.	13,000	160,550
Berry Corp.	25,000	172,000
California Resources Corp. (b)	22,100	1,000,909
Callon Petroleum Co. (a) (b)	19,000	666,330
Centrus Energy Corp. Class A (a) (b)	3,000	97,680
Cheniere Energy, Inc.	75,959	11,573,113
Chesapeake Energy Corp. (b)	39,743	3,325,694
Chord Energy Corp.	13,044	2,006,167
Civitas Resources, Inc.	21,346	1,480,772
Clean Energy Fuels Corp. (a)	50,300	249,488
CNX Resources Corp. (a)	51,181	906,927
Comstock Resources, Inc. (b)	27,500	319,000
CONSOL Energy, Inc. (b)	10,925	740,824
Crescent Energy Co. Class A (b)	13,279	138,367
CVR Energy, Inc. (b)	9,000	269,640
Delek U.S. Holdings, Inc.	20,404	488,676
Denbury, Inc. (a)	16,000	1,380,160
DHT Holdings, Inc.	44,871	382,750
Dorian LPG Ltd.	9,558	245,163
DT Midstream, Inc.	30,100	1,492,057
Earthstone Energy, Inc. Class A (a) (b)	12,185	174,124
Empire Petroleum Corp. (a)	2,900	26,390
Encore Energy Corp. (a) (b)	43,600	105,076
Energy Fuels, Inc. (a) (b)	52,001	324,486
Enviva, Inc. (b)	9,200	99,820
Equitrans Midstream Corp.	132,940	1,270,906
Evolution Petroleum Corp.	9,700	78,279
Excelerate Energy, Inc. Class A	5,300	107,749
FLEX LNG Ltd.	8,700	265,611
Gevo, Inc. (a) (b)	51,600	78,432
Golar LNG Ltd. (b)	32,455	654,617
Granite Ridge Resources, Inc. (b)	8,000	53,040
Green Plains, Inc. (a)	17,038	549,305
Gulfport Energy Corp. (a)	3,000	315,210
Hallador Energy Co. (a)	7,000	59,990
HF Sinclair Corp.	43,900	1,958,379
HighPeak Energy, Inc. (b)	2,000	21,760
International Seaways, Inc. (b)	12,518	478,688
Kinetik Holdings, Inc. (b)	4,700	165,158
Kosmos Energy Ltd. (a)	146,800	879,332
Security Description	Shares	Value
Magnolia Oil & Gas Corp. Class A	56,100	$ 1,172,490
Matador Resources Co.	35,702	1,867,929
Murphy Oil Corp.	46,300	1,773,290
NACCO Industries, Inc. Class A	1,500	51,990
New Fortress Energy, Inc. (b)	19,300	516,854
NextDecade Corp. (a) (b)	11,700	96,057
Nordic American Tankers Ltd.	64,540	236,862
Northern Oil & Gas, Inc. (b)	21,200	727,584
Overseas Shipholding Group, Inc. Class A (a)	17,800	74,226
Ovintiv, Inc. (b)	75,267	2,865,415
Par Pacific Holdings, Inc. (a)	15,889	422,806
PBF Energy, Inc. Class A	35,852	1,467,781
PDC Energy, Inc.	26,891	1,913,026
Peabody Energy Corp. (b)	37,903	820,979
Permian Resources Corp.	75,400	826,384
PrimeEnergy Resources Corp. (a)	200	18,406
Range Resources Corp.	72,672	2,136,557
REX American Resources Corp. (a)	5,005	174,224
Riley Exploration Permian, Inc.	4,000	142,880
Ring Energy, Inc. (a) (b)	36,900	63,099
SandRidge Energy, Inc.	10,600	161,650
Scorpio Tankers, Inc.	15,999	755,633
SFL Corp. Ltd.	35,400	330,282
SilverBow Resources, Inc. (a) (b)	3,600	104,832
Sitio Royalties Corp. Class A	24,608	646,452
SM Energy Co.	38,556	1,219,526
Southwestern Energy Co. (a)	340,549	2,046,700
Talos Energy, Inc. (a)	34,700	481,289
Teekay Corp. (a)	22,800	137,712
Teekay Tankers Ltd. Class A	7,800	298,194
Tellurian, Inc. (a) (b)	155,927	219,857
Texas Pacific Land Corp.	1,781	2,344,687
Uranium Energy Corp. (a) (b)	109,200	371,280
VAALCO Energy, Inc. (b)	31,100	116,936
Vertex Energy, Inc. (a)	15,100	94,375
Vital Energy, Inc. (a) (b)	5,100	230,265
Vitesse Energy, Inc.	7,451	166,902
W&T Offshore, Inc. (a)	29,600	114,552
World Kinect Corp.	20,235	418,460
		66,343,907
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	6,007	188,139
Glatfelter Corp.	11,100	33,522
Louisiana-Pacific Corp.	19,918	1,493,452
Sylvamo Corp.	11,200	453,040
		2,168,153
PASSENGER AIRLINES — 0.2%
Allegiant Travel Co. (a)	4,850	612,458
Blade Air Mobility, Inc. (a)	13,900	54,766

See accompanying notes to financial statements.
184

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Frontier Group Holdings, Inc. (a) (b)	10,500	$ 101,535
Hawaiian Holdings, Inc. (a) (b)	14,045	151,265
JetBlue Airways Corp. (a)	102,336	906,697
Joby Aviation, Inc. (a)	86,100	883,386
SkyWest, Inc. (a)	15,903	647,570
Spirit Airlines, Inc.	33,469	574,328
Sun Country Airlines Holdings, Inc. (a)	11,200	251,776
		4,183,781
PERSONAL CARE PRODUCTS — 0.4%
Beauty Health Co. (a) (b)	28,900	241,893
BellRing Brands, Inc. (a)	40,122	1,468,465
Coty, Inc. Class A (a)	114,600	1,408,434
Edgewell Personal Care Co.	16,579	684,879
elf Beauty, Inc. (a)	15,700	1,793,411
Herbalife Ltd. (a)	30,776	407,474
Inter Parfums, Inc.	5,670	766,754
Medifast, Inc.	3,026	278,876
Nature's Sunshine Products, Inc. (a)	4,800	65,520
Nu Skin Enterprises, Inc. Class A	15,758	523,166
Olaplex Holdings, Inc. (a) (b)	40,900	152,148
Thorne HealthTech, Inc. (a) (b)	2,900	13,630
USANA Health Sciences, Inc. (a)	3,304	208,284
Waldencast PLC Class A (a) (b)	6,200	47,926
		8,060,860
PHARMACEUTICALS — 1.2%
Aclaris Therapeutics, Inc. (a) (b)	19,737	204,673
Amneal Pharmaceuticals, Inc. (a) (b)	28,190	87,389
Amphastar Pharmaceuticals, Inc. (a)	12,227	702,686
Amylyx Pharmaceuticals, Inc. (a)	15,700	338,649
ANI Pharmaceuticals, Inc. (a)	4,133	222,479
Arvinas, Inc. (a)	15,696	389,575
Assertio Holdings, Inc. (a) (b)	17,000	92,140
Atea Pharmaceuticals, Inc. (a)	21,600	80,784
Axsome Therapeutics, Inc. (a) (b)	10,200	732,972
Biote Corp. Class A (a)	4,300	29,068
Cara Therapeutics, Inc. (a) (b)	11,300	31,979
Cassava Sciences, Inc. (a) (b)	12,800	313,856
Citius Pharmaceuticals, Inc. (a) (b)	37,800	45,360
Collegium Pharmaceutical, Inc. (a)	11,767	252,873
Corcept Therapeutics, Inc. (a)	27,284	607,069
CorMedix, Inc. (a) (b)	13,700	54,320
Cymabay Therapeutics, Inc. (a)	30,200	330,690
DICE Therapeutics, Inc. (a)	11,900	552,874
Edgewise Therapeutics, Inc. (a) (b)	10,741	83,243
Security Description	Shares	Value
Elanco Animal Health, Inc. (a)	145,956	$ 1,468,317
Enliven Therapeutics, Inc. (a)	7,200	146,952
Evolus, Inc. (a) (b)	10,400	75,608
Eyenovia, Inc. (a)	8,600	20,382
EyePoint Pharmaceuticals, Inc. (a)	7,700	66,990
Harmony Biosciences Holdings, Inc. (a)	8,300	292,077
Harrow Health, Inc. (a)	8,000	152,320
Ikena Oncology, Inc. (a)	6,500	42,640
Innoviva, Inc. (a)	22,853	290,919
Intra-Cellular Therapies, Inc. (a)	29,625	1,875,855
Jazz Pharmaceuticals PLC (a)	18,906	2,343,777
Ligand Pharmaceuticals, Inc. (a)	5,036	363,096
Liquidia Corp. (a)	14,300	112,255
Longboard Pharmaceuticals, Inc. (a)	4,800	35,232
Marinus Pharmaceuticals, Inc. (a)	15,300	166,158
NGM Biopharmaceuticals, Inc. (a)	9,760	25,278
Nuvation Bio, Inc. (a)	32,000	57,600
Ocular Therapeutix, Inc. (a) (b)	23,400	120,744
Omeros Corp. (a) (b)	18,700	101,728
Optinose, Inc. (a)	22,400	27,552
Pacira BioSciences, Inc. (a)	15,137	606,540
Perrigo Co. PLC	43,000	1,459,850
Phathom Pharmaceuticals, Inc. (a) (b)	7,500	107,400
Phibro Animal Health Corp. Class A	4,900	67,130
Pliant Therapeutics, Inc. (a) (b)	17,400	315,288
Prestige Consumer Healthcare, Inc. (a)	15,716	934,002
Reata Pharmaceuticals, Inc. Class A (a)	8,836	900,918
Revance Therapeutics, Inc. (a) (b)	25,374	642,216
Royalty Pharma PLC Class A	115,242	3,542,539
Scilex Holding Co. (a)	19,081	106,281
scPharmaceuticals, Inc. (a) (b)	8,900	90,691
SIGA Technologies, Inc. (b)	13,300	67,165
Supernus Pharmaceuticals, Inc. (a)	16,300	489,978
Taro Pharmaceutical Industries Ltd. (a)	2,500	94,825
Tarsus Pharmaceuticals, Inc. (a)	5,200	93,964
Terns Pharmaceuticals, Inc. (a)	13,200	115,500
Theravance Biopharma, Inc. (a) (b)	19,804	204,971
Theseus Pharmaceuticals, Inc. (a) (b)	5,500	51,315
Third Harmonic Bio, Inc. (a)	3,500	16,835
Trevi Therapeutics, Inc. (a) (b)	12,800	30,592
Ventyx Biosciences, Inc. (a)	14,500	475,600
Verrica Pharmaceuticals, Inc. (a)	6,400	36,928

See accompanying notes to financial statements.
185

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
WaVe Life Sciences Ltd. (a)	18,200	$ 66,248
Xeris Biopharma Holdings, Inc. (a)	42,700	111,874
Zevra Therapeutics, Inc. (a)	10,700	54,570
		23,621,379
PROFESSIONAL SERVICES — 2.5%
Alight, Inc. Class A (a)	126,000	1,164,240
ASGN, Inc. (a)	14,835	1,121,971
Barrett Business Services, Inc.	2,239	195,241
Blacksky Technology, Inc. (a)	36,400	80,808
Booz Allen Hamilton Holding Corp.	40,752	4,547,923
CACI International, Inc. Class A (a)	6,971	2,375,996
CBIZ, Inc. (a)	15,700	836,496
Clarivate PLC (a) (b)	146,100	1,392,333
Concentrix Corp.	13,574	1,096,100
Conduent, Inc. (a)	46,400	157,760
CRA International, Inc.	2,145	218,790
CSG Systems International, Inc.	9,992	526,978
Dun & Bradstreet Holdings, Inc.	81,662	944,829
ExlService Holdings, Inc. (a)	10,037	1,516,189
Exponent, Inc.	16,109	1,503,292
First Advantage Corp. (a) (b)	19,000	292,790
FiscalNote Holdings, Inc. (a) (b)	19,200	69,888
Forrester Research, Inc. (a)	3,000	87,270
Franklin Covey Co. (a)	3,883	169,609
FTI Consulting, Inc. (a) (b)	10,308	1,960,582
Genpact Ltd.	55,653	2,090,883
Heidrick & Struggles International, Inc.	5,300	140,291
HireQuest, Inc.	1,600	41,648
HireRight Holdings Corp. (a) (b)	6,500	73,515
Huron Consulting Group, Inc. (a)	6,531	554,547
IBEX Holdings Ltd. (a)	2,600	55,198
ICF International, Inc.	6,112	760,272
Innodata, Inc. (a)	7,800	88,374
Insperity, Inc.	10,910	1,297,854
KBR, Inc.	42,026	2,734,212
Kelly Services, Inc. Class A	10,895	191,861
Kforce, Inc.	6,054	379,344
Korn Ferry	17,057	845,004
Legalzoom.com, Inc. (a)	31,300	378,104
ManpowerGroup, Inc.	15,535	1,233,479
Maximus, Inc.	18,707	1,580,929
Mistras Group, Inc. (a)	6,400	49,408
NV5 Global, Inc. (a)	4,344	481,185
Paylocity Holding Corp. (a)	13,297	2,453,695
Planet Labs PBC (a) (b)	60,200	193,844
Red Violet, Inc. (a) (b)	2,800	57,596
Resources Connection, Inc.	8,800	138,248
Science Applications International Corp.	16,682	1,876,391
Skillsoft Corp. (a) (b)	19,200	23,808
Security Description	Shares	Value
SS&C Technologies Holdings, Inc.	68,081	$ 4,125,709
Sterling Check Corp. (a) (b)	6,900	84,594
TransUnion	60,462	4,735,988
TriNet Group, Inc. (a)	12,000	1,139,640
TrueBlue, Inc. (a)	9,407	166,598
TTEC Holdings, Inc.	6,107	206,661
Upwork, Inc. (a)	36,424	340,200
Verra Mobility Corp. (a) (b)	44,881	885,053
Willdan Group, Inc. (a) (b)	2,771	53,092
		49,716,310
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
American Realty Investors, Inc. (a) (b)	300	6,534
Anywhere Real Estate, Inc. (a)	31,495	210,387
Compass, Inc. Class A (a) (b)	90,300	316,050
Cushman & Wakefield PLC (a)	49,706	406,595
DigitalBridge Group, Inc. (b)	48,729	716,803
Douglas Elliman, Inc.	21,103	46,848
eXp World Holdings, Inc. (b)	21,500	436,020
Forestar Group, Inc. (a)	6,506	146,710
FRP Holdings, Inc. (a)	1,889	108,750
Howard Hughes Corp. (a)	10,438	823,767
Jones Lang LaSalle, Inc. (a)	14,707	2,291,351
Kennedy-Wilson Holdings, Inc.	38,857	634,535
Marcus & Millichap, Inc.	7,446	234,623
Maui Land & Pineapple Co., Inc. (a)	2,300	32,752
Newmark Group, Inc. Class A	42,712	265,669
Opendoor Technologies, Inc. (a) (b)	171,900	691,038
RE/MAX Holdings, Inc. Class A	6,500	125,190
Redfin Corp. (a) (b)	34,200	424,764
RMR Group, Inc. Class A	6,107	141,499
St. Joe Co.	10,500	507,570
Stratus Properties, Inc. (b)	1,400	36,750
Tejon Ranch Co. (a)	5,400	92,934
Transcontinental Realty Investors, Inc. REIT (a) (b)	500	18,315
Zillow Group, Inc. Class A (a)	17,112	841,910
Zillow Group, Inc. Class C (a)	47,514	2,388,054
		11,945,418
RESIDENTIAL REITs — 0.9%
American Homes 4 Rent Class A REIT	104,316	3,698,002
Apartment Income REIT Corp.	47,000	1,696,230
Apartment Investment & Management Co. Class A REIT	47,700	406,404
BRT Apartments Corp. REIT	3,000	59,400
Centerspace REIT	4,465	273,973
Clipper Realty, Inc. REIT	2,693	15,269
Elme Communities REIT	25,302	415,965
Equity LifeStyle Properties, Inc. REIT	55,172	3,690,455

See accompanying notes to financial statements.
186

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Independence Realty Trust, Inc. REIT	72,873	$ 1,327,746
NexPoint Residential Trust, Inc. REIT	7,548	343,283
Sun Communities, Inc. REIT	38,521	5,025,450
UMH Properties, Inc. REIT	13,900	222,122
Veris Residential, Inc. REIT (a)	26,847	430,894
		17,605,193
RETAIL REITs — 0.9%
Acadia Realty Trust REIT	28,747	413,669
Agree Realty Corp. REIT	27,356	1,788,809
Alexander's, Inc. REIT (b)	802	147,456
Brixmor Property Group, Inc. REIT	93,548	2,058,056
CBL & Associates Properties, Inc. REIT (b)	7,500	165,300
Getty Realty Corp. REIT	13,674	462,455
InvenTrust Properties Corp. REIT	22,900	529,906
Kite Realty Group Trust REIT	66,152	1,477,836
Macerich Co. REIT	71,758	808,713
Necessity Retail REIT, Inc.	38,944	263,261
NETSTREIT Corp.	16,000	285,920
NNN REIT, Inc.	57,663	2,467,400
Phillips Edison & Co., Inc. REIT (b)	36,100	1,230,288
Retail Opportunity Investments Corp. REIT	41,800	564,718
RPT Realty REIT	26,600	277,970
Saul Centers, Inc. REIT	3,600	132,588
SITE Centers Corp. REIT	58,701	776,027
Spirit Realty Capital, Inc. REIT	43,948	1,730,672
Tanger Factory Outlet Centers, Inc. REIT	31,887	703,746
Urban Edge Properties REIT (b)	35,400	546,222
Urstadt Biddle Properties, Inc. Class A REIT	10,340	219,828
Whitestone REIT	15,200	147,440
		17,198,280
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
ACM Research, Inc. Class A (a) (b)	16,100	210,588
Aehr Test Systems (a)	8,000	330,000
Allegro MicroSystems, Inc. (a)	21,800	984,052
Alpha & Omega Semiconductor Ltd. (a) (b)	6,187	202,934
Ambarella, Inc. (a)	11,929	998,099
Amkor Technology, Inc.	30,935	920,316
Atomera, Inc. (a) (b)	5,200	45,604
Axcelis Technologies, Inc. (a)	10,085	1,848,883
CEVA, Inc. (a)	7,071	180,664
Cirrus Logic, Inc. (a)	17,140	1,388,511
Cohu, Inc. (a)	14,391	598,090
Credo Technology Group Holding Ltd. (a) (b)	32,300	560,082
Security Description	Shares	Value
Diodes, Inc. (a)	14,392	$ 1,331,116
Entegris, Inc.	46,715	5,176,956
FormFactor, Inc. (a)	24,146	826,276
GLOBALFOUNDRIES, Inc. (a) (b)	24,600	1,588,668
Ichor Holdings Ltd. (a) (b)	8,099	303,713
Impinj, Inc. (a) (b)	6,752	605,317
indie Semiconductor, Inc. Class A (a)	34,400	323,360
inTEST Corp. (a)	3,300	86,658
Kulicke & Soffa Industries, Inc. (b)	17,200	1,022,540
Lattice Semiconductor Corp. (a)	42,325	4,066,163
MACOM Technology Solutions Holdings, Inc. (a)	17,152	1,123,971
Marvell Technology, Inc.	267,691	16,002,568
Maxeon Solar Technologies Ltd. (a)	7,800	219,648
MaxLinear, Inc. (a)	23,996	757,314
MKS Instruments, Inc. (b)	20,775	2,245,777
Navitas Semiconductor Corp. (a)	31,400	330,956
NVE Corp.	1,500	146,160
Onto Innovation, Inc. (a)	15,057	1,753,689
PDF Solutions, Inc. (a)	9,629	434,268
Photronics, Inc. (a)	18,693	482,092
Power Integrations, Inc.	17,322	1,639,874
Rambus, Inc. (a)	33,701	2,162,593
Semtech Corp. (a)	20,700	527,022
Silicon Laboratories, Inc. (a)	9,767	1,540,647
SiTime Corp. (a) (b)	5,135	605,776
SkyWater Technology, Inc. (a)	3,100	29,202
SMART Global Holdings, Inc. (a)	16,180	469,382
Synaptics, Inc. (a)	12,090	1,032,244
Transphorm, Inc. (a) (b)	7,500	25,500
Ultra Clean Holdings, Inc. (a)	14,098	542,209
Universal Display Corp.	14,186	2,044,628
Veeco Instruments, Inc. (a)	15,608	400,813
Wolfspeed, Inc. (a) (b)	38,501	2,140,271
		60,255,194
SOFTWARE — 8.9%
8x8, Inc. (a) (b)	38,600	163,278
A10 Networks, Inc.	19,800	288,882
ACI Worldwide, Inc. (a)	33,486	775,871
Adeia, Inc.	33,636	370,332
Agilysys, Inc. (a)	6,457	443,208
Alarm.com Holdings, Inc. (a)	15,400	795,872
Alkami Technology, Inc. (a)	9,900	162,261
Altair Engineering, Inc. Class A (a) (b)	16,853	1,278,132
Alteryx, Inc. Class A (a)	20,222	918,079
American Software, Inc. Class A	9,800	102,998
Amplitude, Inc. Class A (a)	17,900	196,900
Appfolio, Inc. Class A (a)	5,864	1,009,429
Appian Corp. Class A (a)	12,582	598,903

See accompanying notes to financial statements.
187

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Applied Digital Corp. (a)	22,800	$ 213,180
AppLovin Corp. Class A (a) (b)	70,700	1,819,111
Asana, Inc. Class A (a) (b)	26,300	579,652
Aspen Technology, Inc. (a)	8,762	1,468,599
Asure Software, Inc. (a)	5,800	70,528
Atlassian Corp. Class A (a)	45,912	7,704,493
AvePoint, Inc. (a) (b)	43,200	248,832
Bentley Systems, Inc. Class B	60,200	3,264,646
Bills Holdings, Inc. (a) (b)	32,708	3,821,930
Bit Digital, Inc. (a)	26,300	106,778
Black Knight, Inc. (a)	49,219	2,939,851
Blackbaud, Inc. (a)	13,433	956,161
Blackline, Inc. (a)	17,762	955,951
Box, Inc. Class A (a)	44,827	1,317,017
Braze, Inc. Class A (a)	10,600	464,174
C3.ai, Inc. Class A (a) (b)	18,500	673,955
CCC Intelligent Solutions Holdings, Inc. (a) (b)	55,100	617,671
Cerence, Inc. (a)	13,979	408,606
Cipher Mining, Inc. (a) (b)	12,900	36,894
Cleanspark, Inc. (a) (b)	23,900	102,531
Clear Secure, Inc. Class A (b)	25,900	600,103
CommVault Systems, Inc. (a)	14,120	1,025,394
Confluent, Inc. Class A (a) (b)	59,400	2,097,414
Consensus Cloud Solutions, Inc. (a)	6,268	194,308
CoreCard Corp. (a)	2,200	55,792
Couchbase, Inc. (a) (b)	9,100	143,962
Crowdstrike Holdings, Inc. Class A (a)	66,906	9,826,484
CS Disco, Inc. (a) (b)	7,700	63,294
Datadog, Inc. Class A (a)	86,762	8,535,646
Digimarc Corp. (a) (b)	4,040	118,938
Digital Turbine, Inc. (a) (b)	31,786	294,974
DocuSign, Inc. (a)	64,549	3,297,808
Dolby Laboratories, Inc. Class A	18,324	1,533,352
Domo, Inc. Class B (a) (b)	11,144	163,371
DoubleVerify Holdings, Inc. (a)	35,200	1,369,984
Dropbox, Inc. Class A (a)	81,242	2,166,724
Dynatrace, Inc. (a)	67,900	3,494,813
E2open Parent Holdings, Inc. (a) (b)	66,500	372,400
Ebix, Inc.	9,298	234,310
eGain Corp. (a)	4,894	36,656
Elastic NV (a) (b)	24,120	1,546,574
Enfusion, Inc. Class A (a) (b)	8,700	97,614
EngageSmart, Inc. (a)	10,000	190,900
Envestnet, Inc. (a)	15,399	913,931
Everbridge, Inc. (a)	12,414	333,937
EverCommerce, Inc. (a)	6,100	72,224
Expensify, Inc. Class A (a) (b)	17,000	135,660
Five9, Inc. (a)	22,696	1,871,285
ForgeRock, Inc. Class A (a) (b)	14,200	291,668
Freshworks, Inc. Class A (a)	49,900	877,242
Gitlab, Inc. Class A (a)	15,900	812,649
Guidewire Software, Inc. (a)	25,274	1,922,846
Security Description	Shares	Value
HashiCorp, Inc. Class A (a)	28,800	$ 753,984
HubSpot, Inc. (a)	14,504	7,717,433
Informatica, Inc. Class A (a)	13,900	257,150
Instructure Holdings, Inc. (a)	7,000	176,120
Intapp, Inc. (a)	4,300	180,213
InterDigital, Inc.	8,373	808,413
Jamf Holding Corp. (a) (b)	20,300	396,256
Kaltura, Inc. (a) (b)	25,500	54,060
LivePerson, Inc. (a) (b)	23,200	104,864
LiveRamp Holdings, Inc. (a)	19,601	559,805
LiveVox Holdings, Inc. (a) (b)	11,400	31,350
Manhattan Associates, Inc. (a)	19,128	3,823,305
Marathon Digital Holdings, Inc. (a) (b)	52,800	731,808
Matterport, Inc. (a)	86,600	272,790
MeridianLink, Inc. (a) (b)	9,200	191,360
MicroStrategy, Inc. Class A (a)	3,435	1,176,213
Mitek Systems, Inc. (a) (b)	13,161	142,665
Model N, Inc. (a)	12,956	458,124
N-able, Inc. (a)	22,452	323,533
nCino, Inc. (a)	21,700	653,604
NCR Corp. (a)	40,167	1,012,208
New Relic, Inc. (a)	17,131	1,121,053
NextNav, Inc. (a) (b)	24,900	73,206
Nutanix, Inc. Class A (a)	71,347	2,001,283
Olo, Inc. Class A (a)	28,800	186,048
ON24, Inc.	10,000	81,200
OneSpan, Inc. (a)	12,697	188,423
PagerDuty, Inc. (a)	26,298	591,179
Palantir Technologies, Inc. Class A (a) (b)	593,000	9,090,690
Paycor HCM, Inc. (a) (b)	19,400	459,198
Pegasystems, Inc.	13,536	667,325
PowerSchool Holdings, Inc. Class A (a) (b)	13,600	260,304
Procore Technologies, Inc. (a)	23,700	1,542,159
Progress Software Corp.	13,438	780,748
PROS Holdings, Inc. (a)	12,900	397,320
Q2 Holdings, Inc. (a)	18,738	579,004
Qualys, Inc. (a)	11,495	1,484,809
Rapid7, Inc. (a)	19,025	861,452
Rimini Street, Inc. (a) (b)	11,700	56,043
RingCentral, Inc. Class A (a)	26,478	866,625
Riot Platforms, Inc. (a)	50,814	600,622
Sapiens International Corp. NV	10,300	273,980
SEMrush Holdings, Inc. Class A (a)	9,600	91,872
SentinelOne, Inc. Class A (a) (b)	58,400	881,840
Smartsheet, Inc. Class A (a)	38,955	1,490,418
SolarWinds Corp. (a)	18,151	186,229
SoundHound AI, Inc. Class A (a)	43,100	196,105
SoundThinking, Inc. (a) (b)	2,600	56,836
Splunk, Inc. (a)	50,403	5,347,254
Sprinklr, Inc. Class A (a)	26,800	370,644
Sprout Social, Inc. Class A (a) (b)	15,047	694,570

See accompanying notes to financial statements.
188

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
SPS Commerce, Inc. (a)	11,297	$ 2,169,702
Tenable Holdings, Inc. (a)	35,800	1,559,090
Teradata Corp. (a)	31,575	1,686,421
Terawulf, Inc. (a) (b)	28,900	50,575
UiPath, Inc. Class A (a) (b)	120,000	1,988,400
Unity Software, Inc. (a)	91,100	3,955,562
Varonis Systems, Inc. (a)	34,379	916,200
Verint Systems, Inc. (a)	20,429	716,241
Veritone, Inc. (a)	10,700	41,944
Viant Technology, Inc. Class A (a)	2,900	13,369
VMware, Inc. Class A (a)	67,393	9,683,700
Weave Communications, Inc. (a) (b)	7,900	87,769
Workday, Inc. Class A (a)	62,794	14,184,537
Workiva, Inc. (a)	15,200	1,545,232
Xperi, Inc. (a)	12,514	164,559
Yext, Inc. (a)	34,807	393,667
Zeta Global Holdings Corp. Class A (a) (b)	34,700	296,338
Zoom Video Communications, Inc. Class A (a)	77,425	5,255,609
Zscaler, Inc. (a)	27,829	4,071,383
Zuora, Inc. Class A (a)	41,900	459,643
		180,110,600
SPECIALIZED REITs — 1.0%
CubeSmart REIT	69,388	3,098,868
EPR Properties REIT	23,749	1,111,453
Farmland Partners, Inc. REIT (b)	15,700	191,697
Four Corners Property Trust, Inc. REIT	26,109	663,169
Gaming & Leisure Properties, Inc. REIT	78,164	3,787,827
Gladstone Land Corp. REIT (b)	8,900	144,803
Lamar Advertising Co. Class A REIT	27,455	2,724,909
Life Storage, Inc. REIT	26,357	3,504,427
National Storage Affiliates Trust REIT	24,810	864,132
Outfront Media, Inc. REIT	45,467	714,741
PotlatchDeltic Corp. REIT	24,156	1,276,645
Rayonier, Inc. REIT	46,427	1,457,808
Safehold, Inc. REIT (b)	9,136	216,797
Uniti Group, Inc. REIT	72,470	334,811
		20,092,087
SPECIALTY RETAIL — 2.4%
1-800-Flowers.com, Inc. Class A (a) (b)	7,100	55,380
Aaron's Co., Inc.	10,248	144,907
Abercrombie & Fitch Co. Class A (a)	16,142	608,230
Academy Sports & Outdoors, Inc. (b)	23,000	1,243,150
American Eagle Outfitters, Inc.	49,328	582,070
America's Car-Mart, Inc. (a) (b)	2,151	214,627
Security Description	Shares	Value
Arko Corp. (b)	27,300	$ 217,035
Asbury Automotive Group, Inc. (a)	6,702	1,611,295
AutoNation, Inc. (a)	9,469	1,558,692
BARK, Inc. (a) (b)	29,800	39,634
Big 5 Sporting Goods Corp.	5,100	46,716
Boot Barn Holdings, Inc. (a)	9,500	804,555
Buckle, Inc.	9,987	345,550
Build-A-Bear Workshop, Inc.	3,900	83,538
Burlington Stores, Inc. (a)	20,014	3,150,003
Caleres, Inc. (b)	10,790	258,205
Camping World Holdings, Inc. Class A	12,027	362,013
CarParts.com, Inc. (a)	13,400	56,950
Carvana Co. (a)	29,495	764,510
Cato Corp. Class A	5,200	41,756
Chico's FAS, Inc. (a)	37,153	198,768
Children's Place, Inc. (a) (b)	3,642	84,531
Designer Brands, Inc. Class A (b)	14,956	151,056
Destination XL Group, Inc. (a) (b)	16,100	78,890
Dick's Sporting Goods, Inc.	18,782	2,482,793
Duluth Holdings, Inc. Class B (a)	2,696	16,931
EVgo, Inc. (a) (b)	23,500	94,000
Five Below, Inc. (a)	17,024	3,345,897
Floor & Decor Holdings, Inc. Class A (a) (b)	32,356	3,363,730
Foot Locker, Inc. (b)	25,231	684,012
Franchise Group, Inc. (b)	7,600	217,664
GameStop Corp. Class A (a) (b)	83,124	2,015,757
Gap, Inc. (b)	60,500	540,265
Genesco, Inc. (a)	3,405	85,261
Group 1 Automotive, Inc.	4,308	1,111,895
GrowGeneration Corp. (a) (b)	16,400	55,760
Guess?, Inc. (b)	8,900	173,105
Haverty Furniture Cos., Inc.	4,805	145,207
Hibbett, Inc. (b)	4,034	146,394
J Jill, Inc. (a)	1,400	30,002
Lands' End, Inc. (a)	4,700	36,472
Lazydays Holdings, Inc. (a)	3,900	45,084
Leslie's, Inc. (a) (b)	57,471	539,653
Lithia Motors, Inc.	8,429	2,563,343
MarineMax, Inc. (a)	6,876	234,884
Monro, Inc.	10,598	430,597
Murphy USA, Inc.	6,070	1,888,438
National Vision Holdings, Inc. (a)	24,625	598,141
ODP Corp. (a)	10,518	492,453
OneWater Marine, Inc. Class A (a) (b)	3,200	115,968
Overstock.com, Inc. (a) (b)	12,882	419,567
Penske Automotive Group, Inc.	6,189	1,031,273
Petco Health & Wellness Co., Inc. (a) (b)	25,800	229,620
PetMed Express, Inc. (b)	5,768	79,541

See accompanying notes to financial statements.
189

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Rent the Runway, Inc. Class A (a)	12,300	$ 24,354
Revolve Group, Inc. (a) (b)	12,400	203,360
RH (a) (b)	5,060	1,667,725
Sally Beauty Holdings, Inc. (a)	35,048	432,843
Shoe Carnival, Inc. (b)	5,500	129,140
Signet Jewelers Ltd. (b)	13,800	900,588
Sleep Number Corp. (a)	6,217	169,600
Sonic Automotive, Inc. Class A	5,436	259,134
Sportsman's Warehouse Holdings, Inc. (a)	12,570	71,649
Stitch Fix, Inc. Class A (a)	27,246	104,897
ThredUp, Inc. Class A (a) (b)	32,400	79,056
Tile Shop Holdings, Inc. (a) (b)	8,200	45,428
Tilly's, Inc. Class A (a) (b)	12,537	87,884
Torrid Holdings, Inc. (a) (b)	3,500	9,835
Upbound Group, Inc.	15,454	481,083
Urban Outfitters, Inc. (a)	20,250	670,882
Valvoline, Inc.	53,841	2,019,576
Victoria's Secret & Co. (a) (b)	25,800	449,694
Warby Parker, Inc. Class A (a)	25,300	295,757
Wayfair, Inc. Class A (a) (b)	26,370	1,714,314
Williams-Sonoma, Inc. (b)	20,180	2,525,325
Winmark Corp.	774	257,332
Zumiez, Inc. (a)	4,000	66,640
		48,581,864
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Avid Technology, Inc. (a)	11,297	288,074
CompoSecure, Inc. (a) (b)	6,200	42,532
Corsair Gaming, Inc. (a)	13,200	234,168
CPI Card Group, Inc. (a)	1,300	30,225
Eastman Kodak Co. (a)	16,600	76,692
Immersion Corp.	9,600	67,968
Intevac, Inc. (a)	7,900	29,625
IonQ, Inc. (a)	49,900	675,147
Pure Storage, Inc. Class A (a)	87,275	3,213,465
Super Micro Computer, Inc. (a)	14,115	3,518,164
Turtle Beach Corp. (a) (b)	3,300	38,445
Xerox Holdings Corp. (b)	37,200	553,908
		8,768,413
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Allbirds, Inc. Class A (a)	24,100	30,366
Capri Holdings Ltd. (a)	37,991	1,363,497
Carter's, Inc. (b)	11,460	831,996
Columbia Sportswear Co.	11,020	851,185
Crocs, Inc. (a)	19,020	2,138,609
Deckers Outdoor Corp. (a)	8,140	4,295,152
Fossil Group, Inc. (a)	11,000	28,270
G-III Apparel Group Ltd. (a)	14,781	284,830
Hanesbrands, Inc. (b)	118,400	537,536
Kontoor Brands, Inc.	17,100	719,910
Lululemon Athletica, Inc. (a)	34,904	13,211,164
Movado Group, Inc.	4,161	111,640
Oxford Industries, Inc.	4,630	455,685
Security Description	Shares	Value
PVH Corp.	19,400	$ 1,648,418
Rocky Brands, Inc. (b)	1,905	40,005
Skechers USA, Inc. Class A (a)	42,734	2,250,372
Steven Madden Ltd. (b)	23,213	758,833
Under Armour, Inc. Class A (a)	57,300	413,706
Under Armour, Inc. Class C (a)	61,100	409,981
Vera Bradley, Inc. (a)	8,100	51,759
Wolverine World Wide, Inc. (b)	24,180	355,204
		30,788,118
TOBACCO — 0.1%
Turning Point Brands, Inc.	5,300	127,253
Universal Corp.	7,841	391,579
Vector Group Ltd.	43,996	563,589
		1,082,421
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Air Lease Corp.	30,856	1,291,324
Alta Equipment Group, Inc.	5,200	90,116
Applied Industrial Technologies, Inc.	12,101	1,752,588
Beacon Roofing Supply, Inc. (a)	15,103	1,253,247
BlueLinx Holdings, Inc. (a)	2,800	262,584
Boise Cascade Co.	12,101	1,093,325
Core & Main, Inc. Class A (a)	28,300	886,922
Custom Truck One Source, Inc. (a) (b)	17,400	117,276
Distribution Solutions Group, Inc. (a)	1,495	77,830
DXP Enterprises, Inc. (a)	5,000	182,050
EVI Industries, Inc. (a)	1,500	33,000
Ferguson PLC	64,600	10,162,226
FTAI Aviation Ltd.	30,600	968,796
GATX Corp.	10,731	1,381,509
Global Industrial Co.	4,100	113,857
GMS, Inc. (a)	12,900	892,680
H&E Equipment Services, Inc.	10,300	471,225
Herc Holdings, Inc.	8,338	1,141,055
Hudson Technologies, Inc. (a)	14,200	136,604
Karat Packaging, Inc. (b)	1,300	23,725
McGrath RentCorp	7,800	721,344
MRC Global, Inc. (a)	25,300	254,771
MSC Industrial Direct Co., Inc. Class A	13,999	1,333,825
NOW, Inc. (a)	33,219	344,149
Rush Enterprises, Inc. Class A	11,250	683,325
Rush Enterprises, Inc. Class B	1,900	129,314
SiteOne Landscape Supply, Inc. (a) (b)	13,833	2,315,091
Textainer Group Holdings Ltd.	12,665	498,748
Titan Machinery, Inc. (a)	6,500	191,750
Transcat, Inc. (a)	2,300	196,213
Triton International Ltd.	16,231	1,351,393
Univar Solutions, Inc. (a)	47,088	1,687,634
Veritiv Corp.	4,191	526,431
Watsco, Inc. (b)	10,303	3,930,285
WESCO International, Inc.	13,708	2,454,554

See accompanying notes to financial statements.
190

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Willis Lease Finance Corp. (a)	900	$ 35,217
Xometry, Inc. Class A (a) (b)	10,600	224,508
		39,210,491
WATER UTILITIES — 0.3%
American States Water Co.	11,801	1,026,687
Artesian Resources Corp. Class A	2,851	134,624
Cadiz, Inc. (a)	12,500	50,750
California Water Service Group	16,789	866,816
Consolidated Water Co. Ltd.	4,600	111,458
Essential Utilities, Inc.	75,539	3,014,762
Global Water Resources, Inc.	3,800	48,184
Middlesex Water Co.	5,823	469,683
Pure Cycle Corp. (a) (b)	7,800	85,800
SJW Group	8,387	588,013
York Water Co.	4,800	198,096
		6,594,873
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Gogo, Inc. (a)	15,310	260,423
Shenandoah Telecommunications Co.	16,450	319,624
Spok Holdings, Inc.	5,500	73,095
Telephone & Data Systems, Inc.	30,200	248,545
		901,687
TOTAL COMMON STOCKS (Cost $1,896,319,681)		1,997,705,010
SHORT-TERM INVESTMENTS — 9.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (f) (g)	41,710,731	41,719,073
State Street Navigator Securities Lending Portfolio II (h) (i)	142,837,139	142,837,139
TOTAL SHORT-TERM INVESTMENTS (Cost $184,555,531)		184,556,212
TOTAL INVESTMENTS — 108.1% (Cost $2,080,875,212)		2,182,261,222
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(164,038,740)
NET ASSETS — 100.0%		$ 2,018,222,482

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
191

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	106	09/15/2023	$10,013,910	$10,089,610	$ 75,700
E-mini S&P MidCap 400 Index (long)	40	09/15/2023	10,403,288	10,576,411	173,123
					$248,823

During the period ended June 30, 2023, average notional value related to futures contracts was $17,427,062.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,997,703,672	$1,338	$ 0(a)	$1,997,705,010
Short-Term Investments	184,556,212	—	—	184,556,212
TOTAL INVESTMENTS	$2,182,259,884	$1,338	$ 0	$2,182,261,222
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 248,823	$ —	$—	$ 248,823
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 248,823	$ —	$—	$ 248,823
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2023.

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	15,355,219	$15,358,290	$207,549,260	$181,190,581	$261	$1,843	41,710,731	$ 41,719,073	$ 530,871
State Street Navigator Securities Lending Portfolio II	81,374,120	81,374,120	373,905,246	312,442,227	—	—	142,837,139	142,837,139	1,295,836
Total		$96,732,410	$581,454,506	$493,632,808	$261	$1,843		$184,556,212	$1,826,707
See accompanying notes to financial statements.
192

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex- U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
ASSETS
Investments in unaffiliated issuers, at value*	$2,470,793,448	$5,636,500,807	$1,997,705,010
Investments in affiliated issuers, at value	115,597,992	349,018,691	184,556,212
Total Investments	2,586,391,440	5,985,519,498	2,182,261,222
Foreign currency, at value	—	22,073,570	—
Net cash at broker	250,000	8,930,214	2,705,943
Receivable from broker — accumulated variation margin on futures contracts	—	1,299,359	249,280
Receivable for investments sold	1,663,457	155,572	11,352,219
Receivable for fund shares sold	76,876,004	47,210,000	615,894
Dividends receivable — unaffiliated issuers	15,334,038	13,903,249	1,736,235
Dividends receivable — affiliated issuers	179,240	870,863	107,698
Securities lending income receivable — unaffiliated issuers	2,240	99,580	11,343
Securities lending income receivable — affiliated issuers	22,210	115,751	195,985
Receivable from Adviser	295	—	—
Receivable for foreign taxes recoverable	9,186	6,410,709	108
Other receivable	439	406	—
TOTAL ASSETS	2,680,728,549	6,086,588,771	2,199,235,927
LIABILITIES
Due to custodian	948,620	113,344	216,668
Payable upon return of securities loaned	82,014,579	146,791,013	142,837,139
Payable for investments purchased	104,393,355	43,203,045	—
Payable for fund shares repurchased	—	11,533,426	37,810,000
Deferred foreign taxes payable	—	6,084,078	—
Custodian, sub-administration and transfer agent fees payable	73,575	172,930	57,098
Custodian fees payable	6,457	248,101	6,688
Trustees’ fees and expenses payable	332	756	409
Registration and filing fees payable	104	114	2,539
Professional fees payable	27,482	23,266	26,729
Printing and postage fees payable	35,081	69,749	23,656
Accrued expenses and other liabilities	5,163	15,070	32,519
TOTAL LIABILITIES	187,504,748	208,254,892	181,013,445
NET ASSETS	$2,493,223,801	$5,878,333,879	$2,018,222,482
NET ASSETS CONSIST OF:
Paid-in Capital	$2,801,698,084	$5,530,487,931	$2,022,200,785
Total distributable earnings (loss)	(308,474,283)	347,845,948	(3,978,303)
NET ASSETS	$2,493,223,801	$5,878,333,879	$2,018,222,482
NET ASSET VALUE PER SHARE
Net asset value per share	$ 88.46	$ 109.95	$ 259.86
Shares of beneficial interest	28,185,476	53,463,091	7,766,672
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,745,125,830	$5,258,845,463	$1,896,319,681
Investments in affiliated issuers	115,596,282	349,018,691	184,555,531
Total cost of investments	$ 2,860,722,112	$5,607,864,154	$2,080,875,212
Foreign currency, at cost	$ —	$ 22,453,517	$ —
* Includes investments in securities on loan, at value	$ 106,856,121	$ 214,806,969	$ 211,897,826
** Includes deferred foreign taxes	$ —	$ 6,084,078	$ —
See accompanying notes to financial statements.
193

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex- U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$33,121,863	$ 114,057,069	$ 13,534,319
Dividend income — affiliated issuers	1,726,990	4,132,175	530,871
Unaffiliated securities lending income	15,418	522,125	73,683
Affiliated securities lending income	184,361	810,811	1,295,836
Foreign taxes withheld	(2,209)	(12,368,634)	(18,049)
TOTAL INVESTMENT INCOME (LOSS)	35,046,423	107,153,546	15,416,660
EXPENSES
Custodian, sub-administration and transfer agent fees	143,397	339,731	114,411
Custodian fees	10,116	661,277	11,815
Trustees’ fees and expenses	22,690	39,656	20,453
Registration and filing fees	8,639	5,349	331
Professional fees and expenses	27,784	35,293	23,606
Printing and postage fees	3,555	7,068	2,392
Insurance expense	3,555	7,668	2,401
Miscellaneous expenses	10,178	31,356	18,488
TOTAL EXPENSES	229,914	1,127,398	193,897
Expenses waived/reimbursed by the Adviser	(40,151)	—	—
NET EXPENSES	189,763	1,127,398	193,897
NET INVESTMENT INCOME (LOSS)	$34,856,660	$106,026,148	$ 15,222,763
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,678,290)	(11,840,030)	(38,515,313)
Investments — affiliated issuers	7,572	—	261
Foreign currency transactions	—	(1,320,213)	—
Futures contracts	—	2,410,259	1,061,884
Net realized gain (loss)	(5,670,718)	(10,749,984)	(37,453,168)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	18,207,115	382,633,201	242,678,037
Investments — affiliated issuers	(3,914)	—	1,843
Foreign currency translations	—	(246,243)	—
Futures contracts	—	1,373,182	253,736
Net change in unrealized appreciation/depreciation	18,203,201	383,760,140	242,933,616
NET REALIZED AND UNREALIZED GAIN (LOSS)	12,532,483	373,010,156	205,480,448
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$47,389,143	$479,036,304	$ 220,703,211
** Includes foreign deferred taxes	$ —	$ (6,084,078)	$ —
See accompanying notes to financial statements.
194

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Portfolio		State Street Global All Cap Equity ex- U.S. Index Portfolio		State Street Small/Mid Cap Equity Index Portfolio
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 34,856,660	$ 44,700,798	$ 106,026,148	$ 140,228,511	$ 15,222,763	$ 22,485,253
Net realized gain (loss)	(5,670,718)	(27,115,678)	(10,749,984)	(76,487,143)	(37,453,168)	(49,679,351)
Net change in unrealized appreciation/depreciation	18,203,201	(308,970,846)	383,760,140	(876,223,420)	242,933,616	(429,121,842)
Net increase (decrease) in net assets resulting from operations	47,389,143	(291,385,726)	479,036,304	(812,482,052)	220,703,211	(456,315,940)
Distributions to shareholders	(28,807,869)	(47,914,573)	—	(116,226,421)	—	(35,551,094)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	419,907,531	657,878,051	745,606,233	1,562,335,397	249,849,229	607,206,439
Reinvestment of distributions	28,807,869	47,914,573	—	116,226,421	—	35,551,094
Cost of shares redeemed	(47,363,408)	(392,637,523)	(173,375,742)	(695,470,509)	(81,526,402)	(137,823,163)
Other Capital	—	—	137	(14,401)	707	—
Net increase (decrease) in net assets from capital transactions	401,351,992	313,155,101	572,230,628	983,076,908	168,323,534	504,934,370
Net increase (decrease) in net assets during the period	419,933,266	(26,145,198)	1,051,266,932	54,368,435	389,026,745	13,067,336
Net assets at beginning of period	2,073,290,535	2,099,435,733	4,827,066,947	4,772,698,512	1,629,195,737	1,616,128,401
NET ASSETS AT END OF PERIOD	$2,493,223,801	$2,073,290,535	$5,878,333,879	$4,827,066,947	$2,018,222,482	$1,629,195,737
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,714,736	7,095,688	6,977,291	14,954,316	1,023,383	2,371,528
Reinvestment of distributions	323,023	521,346	—	1,162,846	—	155,313
Shares redeemed	(532,155)	(4,237,800)	(1,610,700)	(6,852,120)	(325,155)	(567,663)
Net increase (decrease) from share transactions	4,505,604	3,379,234	5,366,591	9,265,042	698,228	1,959,178
See accompanying notes to financial statements.
195

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 87.55	$ 103.42	$ 107.23	$ 102.60	$ 97.10	$ 100.00
Income (loss) from investment operations:
Net investment income (loss) (b)	1.34	2.05	1.61	0.65	2.80	2.60
Net realized and unrealized gain (loss)	0.67	(15.74)	(3.46)	7.25	5.70	(2.80)
Total from investment operations	2.01	(13.69)	(1.85)	7.90	8.50	(0.20)
Contribution from affiliate	—	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(1.10)	(2.18)	(1.96)	(2.67)	(3.00)	(2.70)
Net realized gains	—	—	—	(0.60)	—	—
Total distributions	(1.10)	(2.18)	(1.96)	(3.27)	(3.00)	(2.70)
Net asset value, end of period	$ 88.46	$ 87.55	$ 103.42	$ 107.23	$ 102.60	$ 97.10
Total return (d)	2.28%	(13.30)%	(1.72)%	7.86%(e)	8.69%	(0.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,493,224	$2,073,291	$2,099,436	$1,415,008	$1,033,578	$846,759
Ratios to average net assets:
Total expenses	0.02%(f)	0.02%	0.02%	0.03%	0.04%	0.04%
Net expenses	0.02%(f)	0.02%	0.01%	0.03%	0.03%	0.03%
Net investment income (loss)	3.04%(f)	2.21%	1.55%	2.20%	2.76%	2.73%
Portfolio turnover rate	35%(g)(h)	21%(h)	21%(h)	37%(h)	69%	90%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Portfolio underwent a 1-for-10 reverse sharesplit. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If an affiliate had not made a contribution during the year ended December 31, 2020, the total return would have remained 7.86%.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
196

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 100.36	$ 122.91	$ 116.43	$ 106.60	$ 90.20	$ 108.10
Income (loss) from investment operations:
Net investment income (loss) (b)	2.07	3.16	3.09	2.28	3.20	3.00
Net realized and unrealized gain (loss)	7.52	(23.35)	6.56	9.49	16.40	(18.20)
Total from investment operations	9.59	(20.19)	9.65	11.77	19.60	(15.20)
Other capital	0.00(c)	(0.00)(c)	—	(0.00)(c)	—	—
Distributions to shareholders from:
Net investment income	—	(2.36)	(3.17)	(1.94)	(3.20)	(2.70)
Net realized gains	—	—	—	—	—	(0.00)(c)
Total distributions	—	(2.36)	(3.17)	(1.94)	(3.20)	(2.70)
Net asset value, end of period	$ 109.95	$ 100.36	$ 122.91	$ 116.43	$ 106.60	$ 90.20
Total return (d)	9.57%	(16.43)%	8.37%	11.07%	21.70%	(13.99)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,878,334	$4,827,067	$4,772,699	$3,270,962	$2,097,299	$1,907,599
Ratios to average net assets:
Total expenses	0.04%(e)	0.05%	0.05%	0.05%	0.06%	0.06%
Net expenses	0.04%(e)	0.05%	0.05%	0.05%	0.06%	0.06%
Net investment income (loss)	3.90%(e)	3.01%	2.48%	2.29%	3.19%	2.89%
Portfolio turnover rate	0%(f)(g)	2%	2%	2%	28%	4%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity Index Portfolio underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Amount shown represents less than 0.5%.
(g)	Not annualized.
See accompanying notes to financial statements.
197

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 230.49	$ 316.31	$ 327.73	$ 254.60	$ 206.20	$ 242.00
Income (loss) from investment operations:
Net investment income (loss) (b)	2.02	3.73	3.50	3.01	3.60	3.80
Net realized and unrealized gain (loss)	27.35	(84.22)	36.64	79.67	54.20	(26.20)
Total from investment operations	29.37	(80.49)	40.14	82.68	57.80	(22.40)
Other capital	0.00(c)	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	—	(3.23)	(3.47)	(2.90)	(3.40)	(3.80)
Net realized gains	—	(2.10)	(48.09)	(6.65)	(6.00)	(9.60)
Total distributions	—	(5.33)	(51.56)	(9.55)	(9.40)	(13.40)
Net asset value, end of period	$ 259.86	$ 230.49	$ 316.31	$ 327.73	$ 254.60	$ 206.20
Total return (d)	12.76%	(25.44)%	12.50%	32.46%	27.98%	(9.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,018,222	$1,629,196	$1,616,128	$1,065,859	$749,202	$628,732
Ratios to average net assets:
Total expenses	0.02%(e)	0.03%	0.02%	0.03%	0.05%	0.05%
Net expenses	0.02%(e)	0.03%	0.02%	0.03%	0.03%	0.03%
Net investment income (loss)	1.66%(e)	1.46%	0.96%	1.19%	1.48%	1.52%
Portfolio turnover rate	10%(f)	19%	28%	52%	51%	22%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
198

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member there of, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a "Fund" or "Portfolio" and collectively, the “Funds and Portfolios”):
Fund/Portfolio	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund (the "Fund")	Class A Class I Class K	September 19, 2014 September 19, 2014 September 19, 2014	Diversified Diversified Diversified
State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund")	Class A Class I Class K	September 17, 2014 September 17, 2014 September 17, 2014	Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund (the "Fund")	Class A Class I Class K	October 16, 2015 October 16, 2015 August 12, 2015	Diversified Diversified Diversified
State Street Aggregate Bond Index Portfolio (the "Portfolio")		September 19, 2014	Diversified
State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Portfolio")		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio (the "Portfolio")		August 12, 2015	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio as shown below. Each Portfolio is a separate series of the Trust. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedules of Investments are included in this report and should be read in conjunction with the corresponding Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at June 30, 2023
State Street Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio	29.62%
State Street Global All Cap Equity ex- U.S. Index Fund	State Street Global All Cap Equity ex- U.S. Index Portfolio	22.25%
State Street Small/Mid Cap Equity Index Fund	State Street Small/Mid Cap Equity Index Portfolio	22.80%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
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The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:
Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures
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contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolios' investments.
The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2023 is disclosed in the Portfolio’s respective  Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Portfolios invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
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The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Portfolios' Statements of Assets and Liabilities.
Distributions
The following Funds and Portfolios declare and distribute from net investment income, if any, to its shareholders:
Name	Frequency
State Street Aggregate Bond Index Fund	Monthly
State Street Global All Cap Equity ex-U.S. Index Fund	Annually
State Street Small/Mid Cap Equity Index Fund	Annually
State Street Aggregate Bond Index Portfolio	Monthly
State Street Global All Cap Equity ex-U.S. Index Portfolio	Annually
State Street Small/Mid Cap Equity Index Portfolio	Annually
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
4.    Derivative Financial Instruments
Futures Contracts
The Portfolios may enter into futures contracts to meet the Portfolios’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio
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equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2023, the following Portfolios entered into futures contracts for the strategies listed below:
Portfolios	Strategies
State Street Global All Cap Equity ex- U.S. Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Small/Mid Cap Equity Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Portfolios' derivative instruments as of June 30, 2023, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity Ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$1,299,359	$—	$1,299,359
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	249,280	—	249,280
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$2,410,259	$—	$2,410,259
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	1,061,884	—	1,061,884
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex- U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$1,373,182	$—	$1,373,182
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	253,736	—	253,736
5.    Fees and Transactions with Affiliates
Advisory Fee
The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a management fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets
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as shown in the following table:
Annual Rate
State Street Aggregate Bond Index Fund	0.025%
State Street Global All Cap Equity ex- U.S. Index Fund	0.06
State Street Small/Mid Cap Equity Index Fund	0.03
The Portfolios pay no investment advisory fees to SSGA FM.
With respect to each Fund or its Portfolio in the table below, SSGA FM is contractually obligated until April 30, 2024 to waive up to the full amount of the advisory fee payable by a Fund or its Portfolio, and/or to reimburse a Fund or its Portfolio to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed the following percentage of average daily net assets on an annual basis of a Fund or its Portfolio:
Expense Limitations
State Street Aggregate Bond Index Fund	0.03%
State Street Small/Mid Cap Equity Index Fund	0.05
State Street Aggregate Bond Index Portfolio	0.03
State Street Global All Cap Equity Ex- U.S. Index Portfolio	0.08
State Street Small/Mid Cap Equity Index Portfolio	0.03
With respect to State Street Global All Cap Equity ex-U.S. Fund, SSGA FM is contractually obligated until April 30, 2024 to waive up to the full amount of the advisory fee payable by the Fund, and/or to reimburse the Fund to the extent that total expenses (exclusive of non-recurring accounting fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.015% of average daily net assets on an annual basis.
The expense limitation for each Fund is inclusive of the allocation of expenses from its respective Portfolio. This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with the approval of the Board.
For the period ended June 30, 2023, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its services as custodian, sub-administrator and transfer agent each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
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Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds and Portfolios, acts as the securities lending agent for the Funds and Portfolios, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds and portfolios, each Fund and Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund and Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10% ) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2023 are disclosed in the Schedules of Investments.
SSGA FM and State Street combined to make voluntary contributions to the State Street Aggregate Bond Index Fund and the State Street Small/Mid Cap Equity Index Fund during the fiscal year ended December 31, 2022 in the amounts of $378,243 and $230,431, respectively, related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds or Portfolios may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds and Portfolios.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2023, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$41,220,038	$120,841,372	$167,975,213	$ 35,514,142
State Street Global All Cap Equity ex- U.S. Index Portfolio	—	—	466,324,095	21,643,990
State Street Small/Mid Cap Equity Index Portfolio	—	—	356,513,674	174,092,898
8.    Income Tax Information
The Funds and the Portfolios have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
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The Funds and the Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$ 840,197,243	$ —	$ 101,706,192	$ (101,706,192)
State Street Global All Cap Equity ex- U.S. Index Fund	2,556,794,533	—	1,248,787,705	(1,248,787,705)
State Street Small/Mid Cap Equity Index Fund	533,654,367	—	73,480,188	(73,480,188)
State Street Aggregate Bond Index Portfolio	2,861,641,562	2,167,873	277,417,995	(275,250,122)
State Street Global All Cap Equity ex- U.S. Index Portfolio	5,638,447,881	916,859,377	568,497,316	348,362,061
State Street Small/Mid Cap Equity Index Portfolio	2,168,574,684	336,019,708	322,084,347	13,935,361
9.    Securities Lending
Each Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2023, and the value of the invested cash collateral are disclosed in the Portfolios' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolios' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolios, and the Portfolios do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolios' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
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The following is a summary of each Portfolio's securities lending agreements and related cash and non-cash collateral received as of June 30, 2023:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Aggregate Bond Index Portfolio	$ 106,856,121	$ 82,014,579	$ 26,815,021	$ 108,829,600
State Street Global All Cap Equity ex- U.S. Index Portfolio	214,806,969	146,791,013	78,812,429	225,603,442
State Street Small/Mid Cap Equity Index Portfolio	211,897,826	142,837,139	73,317,395	216,154,534
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2023:
		Remaining Contractual Maturity of the Agreements as of June 30, 2023
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Aggregate Bond Index Portfolio	Corporate Bonds & Notes	$ 34,966,942	$—	$—	$—	$ 34,966,942	$ 34,966,942
State Street Aggregate Bond Index Portfolio	Foreign Government Obligations	10,658,305	—	—	—	10,658,305	10,658,305
State Street Aggregate Bond Index Portfolio	U.S. Government Agency Obligations	4,647,903	—	—	—	4,647,903	4,647,903
State Street Aggregate Bond Index Portfolio	U.S. Treasury Obligations	31,741,429	—	—	—	31,741,429	31,741,429
State Street Global All Cap Equity Ex- U.S. Index Portfolio	Common Stocks	146,791,013	—	—	—	146,791,013	146,791,013
State Street Small/Mid Cap Equity Index Portfolio	Common Stocks	142,837,139	—	—	—	142,837,139	142,837,139
10.    Line of Credit
The Portfolios and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolios had no outstanding loans as of June 30, 2023.
11.    Risks
Concentration Risk
As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.
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Foreign and Emerging Markets Risks
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
Each Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Portfolio, even if a Portfolio does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolios have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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OTHER INFORMATION
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Expense Example
As a shareholder of a Fund or Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund or Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund or Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Fund's or Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's or Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund or Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund or Portfolio under the heading "Expenses Paid During Period".
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's or Portfolio’s costs with those of other mutual funds. It assumes that the Fund or Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's or Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's or Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street Aggregate Bond Index Fund
Class A	0.46%	$1,020.50	$2.30(a)	$1,022.50	$2.31(a)
Class I	0.21	1,021.80	1.05(a)	1,023.80	1.05(a)
Class K	0.01	1,022.90	0.05(a)	1,024.70	0.05(a)
State Street Global All Cap Equity Ex- U.S. Index Fund
Class A	0.47	1,093.20	2.44(a)	1,022.50	2.36(a)
Class I	0.13	1,095.00	0.68(a)	1,024.10	0.65(a)
Class K	0.02	1,095.60	0.10(a)	1,024.70	0.10(a)
State Street Small/Mid Cap Equity Index Fund
Class A	0.47	1,124.90	2.48(a)	1,022.50	2.36(a)
Class I	0.22	1,126.30	1.16(a)	1,023.70	1.10(a)
Class K	0.02	1,127.50	0.11(a)	1,024.70	0.10(a)
State Street Aggregate Bond Index Portfolio	0.02	1,022.80	0.10(b)	1,024.70	0.10(b)
State Street Global All Cap Equity ex- U.S. Index Portfolio	0.04	1,095.70	0.21(b)	1,024.60	0.20(b)
State Street Small/Mid Cap Equity Index Portfolio	0.02	1,127.60	0.11(b)	1,024.70	0.10(b)

(a)	Expenses are equal to the Fund’s annualized net expense ratio, which includes the Fund’s proportionate share of the expenses of the Portfolio, multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds and Portfolios have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds' and Portfolios' Program. The Program's principal objectives include assessing, managing and periodically reviewing each Fund's and Portfolio's liquidity risk, based on factors specific to the circumstances of the Fund and Portfolio. Liquidity risk is defined as the risk that a Fund or Portfolio could not meet redemption requests without significant dilution of remaining investors' interests in the Fund or Portfolio. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2021 through December 31, 2022. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's or Portfolio's prospectus for more information regarding the Fund's and Portfolio's exposure to liquidity risk and other principal risks to which an investment in the Fund or Portfolio may be subject.
Proxy Voting Policies and Procedures and Records
The Funds and Portfolios have adopted the proxy voting policies of the Adviser. A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ and Portfolios’  Adviser to vote proxies relating to the Portfolios’ and Funds’ portfolios of securities are available (i) without charge, upon request,by calling 1-800-997-7327 (toll free) and (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds and Portfolios voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds' and Portfolios' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' and Portfolios' first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC's website at www.sec.gov and on the Funds' website at www.ssga.com. The Funds’ and Portfolios' Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, and State Street Small/Mid Cap Equity Index Fund (each, a “Fund” and collectively, the “Funds”) and the State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio (each, a “Portfolio” and collectively, the “Portfolios”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund, each of which are feeder funds for which the Portfolios serve as the master funds in a master-feeder structure:
o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2022, as applicable, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
_______________________________
1Over the course of many years overseeing the Funds, Portfolios, and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and Portfolio and (b) affiliates of the Adviser that provide services to the Funds and Portfolios (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds and Portfolios.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and Portfolios and for Fund/Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and Portfolios and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds and Portfolios;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds and Portfolios by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds and Portfolios by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds and Portfolios, and transfer agent of the Portfolios, and the role of the Adviser in managing the Funds’ and Portfolios’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds and Portfolios;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Funds’ and Portfolios’ Adviser and Administrator, with respect to its operations relating to the Funds and Portfolios and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian and securities lending agent for the Funds and Portfolios, and transfer agent for the Portfolios, with respect to its operations relating to the Funds and Portfolios; and
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds and Portfolios (the “Distributor”), with respect to its operations relating to the Funds and Portfolios, together with the applicable Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act.
•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Funds and Portfolios throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and Portfolios and the investment strategies used in pursuing each Fund’s and Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund and Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Funds and Portfolios.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund and Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund and Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds and Portfolios, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds and Portfolios by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing each Fund’s and Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds and Portfolios.
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. The Board considered each Portfolio’s performance by evaluating the performance of the corresponding feeder fund. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund and Portfolio:
State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio. The Board noted the limited size of the Performance Group. The Board considered that the Fund’s performance was above the median of its Performance Universe for the 1- and 3-year periods and was below the median of its Performance Universe for the 5-year period. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Global All Cap Equity ex-U.S. Index Fund and State Street Global All Cap Equity ex-U.S. Index Portfolio. The Board noted the limited size of the Performance Group.  The Board considered that the Fund’s performance was below the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above its Benchmark for the 1- and 5-year periods and was below its Benchmark for the 3-year period.  The Board took into account management’s discussion of the Fund’s performance.
State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1- and 5-year periods and below the median of its Performance Universe for the 3-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund and Portfolio is satisfactory or is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders. In the case of the Portfolios, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. The Board also considered that the Portfolios do not pay an investment advisory fee to the Adviser. Among other information, the Board considered the following expense information in its evaluation of each Fund and Portfolio:
State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Global All Cap Equity ex-U.S. Index Fund and State Street Global All Cap Equity ex-U.S. Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund and Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Funds and Portfolios, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and Portfolios and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to each of the Funds and Portfolios, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds and Portfolios, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and Portfolios and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or Portfolios or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund and Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds and Portfolios to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Funds or Portfolios at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and Portfolio and their respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
215

Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator of the Funds
and the Portfolios and Transfer Agent of the
Portfolios
State Street Bank and Trust
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent of the Funds
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSITCORESAR

Semi-Annual Report
June 30, 2023
State Street Institutional Investment Trust
State Street Emerging Markets Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

State Street Emerging Markets Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2023

% of Net Assets
Common Stocks	95.5%
Warrants	2.7
Preferred Stocks	0.0 *
Short-Term Investments	1.3
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
(The composition is expressed as a percentage of net assets and may change over time.)
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.5%
AUSTRALIA — 0.1%
AngloGold Ashanti Ltd.	36,499	$ 769,723
BRAZIL — 5.3%
Ambev SA	411,785	1,315,424
Atacadao SA	58,300	135,357
B3 SA - Brasil Bolsa Balcao	507,276	1,536,340
Banco Bradesco SA	138,723	421,000
Banco Bradesco SA Preference Shares	463,143	1,579,333
Banco BTG Pactual SA	102,548	668,560
Banco BTG Pactual SA Preference Shares	8	13
Banco do Brasil SA	74,798	765,966
Banco Santander Brasil SA	34,700	220,328
BB Seguridade Participacoes SA	60,637	386,775
CCR SA	92,069	268,153
Centrais Eletricas Brasileiras SA	105,557	869,795
Centrais Eletricas Brasileiras SA Class B, Preference Shares	21,700	200,266
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	29,600	347,113
Cia Energetica de Minas Gerais Preference Shares	120,460	321,127
Cia Siderurgica Nacional SA	61,200	153,888
Cosan SA	105,600	390,965
CPFL Energia SA	19,700	140,440
Energisa SA	19,000	197,720
Eneva SA (a)	80,100	203,737
Engie Brasil Energia SA	18,787	177,939
Equatorial Energia SA	89,543	596,768
Equatorial Energia SA (a)	1,292	8,565
Gerdau SA Preference Shares	100,465	522,110
Hapvida Participacoes e Investimentos SA (a)(b)	443,363	402,556
Hypera SA	35,600	339,543
Itau Unibanco Holding SA Preference Shares	422,761	2,490,644
Itausa SA Preference Shares	443,504	886,272
Klabin SA	65,907	297,429
Localiza Rent a Car SA	69,211	982,785
Lojas Renner SA	83,455	345,999
Magazine Luiza SA (a)	261,476	182,665
Natura & Co. Holding SA (a)	77,690	269,596
Petroleo Brasileiro SA	324,614	2,227,347
Petroleo Brasileiro SA Preference Shares	415,398	2,542,849
PRIO SA (a)	64,200	493,478
Raia Drogasil SA	112,000	687,230
Rede D'Or Sao Luiz SA (b)	49,600	338,481
Rumo SA	112,700	518,644
Sendas Distribuidora SA	105,100	299,570
Security Description	Shares	Value
Suzano SA	69,524	$ 637,303
Telefonica Brasil SA	36,255	325,198
TIM SA	73,000	221,240
TOTVS SA	45,293	281,485
Ultrapar Participacoes SA	62,564	244,990
Vale SA	297,128	3,955,547
Vibra Energia SA	101,000	377,912
WEG SA	146,260	1,144,551
		31,920,996
CHILE — 0.5%
Banco de Chile	3,941,364	411,211
Banco de Credito e Inversiones SA	5,435	165,987
Banco Santander Chile	5,698,457	269,525
Cencosud SA	114,982	222,740
Cia Cervecerias Unidas SA	12,400	99,939
Cia Sud Americana de Vapores SA	1,359,500	92,283
Empresas CMPC SA	96,713	184,950
Empresas COPEC SA	33,665	249,712
Enel Americas SA (a)	1,852,638	247,103
Enel Chile SA	2,430,866	157,886
Falabella SA	67,421	161,797
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	12,432	905,088
		3,168,221
CHINA — 26.3%
360 Security Technology, Inc. Class A (a)	15,100	26,080
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	3,500	16,811
3SBio, Inc. (b)	132,800	133,623
AAC Technologies Holdings, Inc.	66,500	157,163
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	1,731	37,419
AECC Aero-Engine Control Co. Ltd. Class A	3,700	12,421
AECC Aviation Power Co. Ltd. Class A	7,100	41,323
Agricultural Bank of China Ltd. Class A	206,100	100,067
Agricultural Bank of China Ltd. Class H	2,542,500	1,001,233
Aier Eye Hospital Group Co. Ltd. Class A	21,436	54,780
Air China Ltd. Class A (a)	14,400	16,332
Air China Ltd. Class H (a)	166,000	118,575
Airtac International Group	11,650	385,017
Akeso, Inc. (a)(b)	43,000	195,032
Alibaba Group Holding Ltd. (a)	1,444,656	15,037,468
Alibaba Health Information Technology Ltd. (a)	408,500	247,184

See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Aluminum Corp. of China Ltd. Class A	29,300	$ 22,187
Aluminum Corp. of China Ltd. Class H	360,000	155,806
Angel Yeast Co. Ltd. Class A	3,300	16,445
Anhui Conch Cement Co. Ltd. Class A	8,900	29,085
Anhui Conch Cement Co. Ltd. Class H	106,500	283,331
Anhui Gujing Distillery Co. Ltd. Class A (a)	1,200	40,839
Anhui Gujing Distillery Co. Ltd. Class B (a)	9,900	170,700
Anhui Honglu Steel Construction Group Co. Ltd. Class A	1,560	6,188
Anhui Kouzi Distillery Co. Ltd. Class A	1,500	10,203
Anhui Yingjia Distillery Co. Ltd. Class A	1,100	9,666
Anjoy Foods Group Co. Ltd. Class A	800	16,175
ANTA Sports Products Ltd.	106,400	1,093,274
Apeloa Pharmaceutical Co. Ltd. Class A	3,800	9,280
Asymchem Laboratories Tianjin Co. Ltd. Class A	840	13,640
Autohome, Inc. ADR	6,800	198,288
Avary Holding Shenzhen Co. Ltd. Class A	5,400	18,056
AVIC Industry-Finance Holdings Co. Ltd. Class A	10,400	5,483
AviChina Industry & Technology Co. Ltd. Class H	218,000	106,045
AVICOPTER PLC Class A	2,300	12,606
Baidu, Inc. Class A (a)	196,800	3,356,318
Bank of Beijing Co. Ltd. Class A	64,640	41,175
Bank of Changsha Co. Ltd. Class A	4,200	4,489
Bank of Chengdu Co. Ltd. Class A (a)	6,200	10,419
Bank of China Ltd. Class A	76,900	41,341
Bank of China Ltd. Class H	6,931,000	2,782,530
Bank of Communications Co. Ltd. Class A	95,812	76,466
Bank of Communications Co. Ltd. Class H	760,000	504,214
Bank of Hangzhou Co. Ltd. Class A	14,000	22,646
Bank of Jiangsu Co. Ltd. Class A (a)	43,336	43,864
Bank of Nanjing Co. Ltd. Class A	22,440	24,709
Bank of Ningbo Co. Ltd. Class A	17,500	60,978
Bank of Shanghai Co. Ltd. Class A	41,408	32,756
Security Description	Shares	Value
Baoshan Iron & Steel Co. Ltd. Class A	49,700	$ 38,425
BBMG Corp. Class A	33,400	10,018
BeiGene Ltd. (a)	59,500	815,776
Beijing Capital International Airport Co. Ltd. Class H (a)	168,000	109,023
Beijing Dabeinong Technology Group Co. Ltd. Class A	6,000	5,446
Beijing Easpring Material Technology Co. Ltd. Class A	1,100	7,654
Beijing Enlight Media Co. Ltd. Class A	12,900	14,369
Beijing Enterprises Holdings Ltd.	45,000	163,251
Beijing Enterprises Water Group Ltd.	374,000	88,961
Beijing Kingsoft Office Software, Inc. Class A (a)	1,002	65,191
Beijing New Building Materials PLC Class A	2,800	9,438
Beijing Shiji Information Technology Co. Ltd. Class A (a)	10,192	19,675
Beijing Tongrentang Co. Ltd. Class A	3,400	26,934
Beijing United Information Technology Co. Ltd. Class A	1,828	9,293
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,785	16,412
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	82,300	59,583
Betta Pharmaceuticals Co. Ltd. Class A	1,600	10,581
BGI Genomics Co. Ltd. Class A	1,600	13,207
Bilibili, Inc. Class Z (a)	17,200	258,834
Bloomage Biotechnology Corp. Ltd. Class A	1,241	15,235
BOC Aviation Ltd. (b)	19,000	153,986
BOC International China Co. Ltd. Class A	5,900	8,664
BOE Technology Group Co. Ltd. Class A	106,300	59,892
Bosideng International Holdings Ltd.	300,000	126,717
BYD Co. Ltd. Class A	4,100	146,006
BYD Co. Ltd. Class H	86,000	2,757,348
BYD Electronic International Co. Ltd.	62,500	190,109
By-health Co. Ltd. Class A	6,300	20,787
C&D International Investment Group Ltd.	58,000	132,259
Caitong Securities Co. Ltd. Class A	16,900	16,852
Canmax Technologies Co. Ltd. Class A	1,430	7,061
CECEP Solar Energy Co. Ltd. Class A	16,300	15,220

See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
CECEP Wind-Power Corp. Class A	15,970	$ 8,069
CETC Cyberspace Security Technology Co. Ltd. Class A	1,100	4,224
CGN Power Co. Ltd. Class H (b)	951,700	229,815
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	800	15,025
Changjiang Securities Co. Ltd. Class A	19,700	15,728
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	1,100	18,711
Chaozhou Three-Circle Group Co. Ltd. Class A (a)	3,700	14,951
Chengxin Lithium Group Co. Ltd. Class A	1,700	7,466
China Baoan Group Co. Ltd. Class A	10,000	16,613
China Cinda Asset Management Co. Ltd. Class H	792,481	79,208
China CITIC Bank Corp. Ltd. Class H	774,000	363,874
China Coal Energy Co. Ltd. Class H	185,000	137,743
China Communications Services Corp. Ltd. Class H	204,000	100,713
China Conch Venture Holdings Ltd.	132,500	173,107
China Construction Bank Corp. Class A	19,900	17,136
China Construction Bank Corp. Class H (a)	8,394,500	5,434,379
China CSSC Holdings Ltd. Class A	12,900	58,487
China Eastern Airlines Corp. Ltd. Class A (a)	15,100	9,890
China Energy Engineering Corp. Ltd. Class A	65,100	20,960
China Everbright Bank Co. Ltd. Class A (a)	92,500	39,057
China Everbright Bank Co. Ltd. Class H	300,000	86,275
China Everbright Environment Group Ltd.	349,222	138,024
China Evergrande Group (a)(c)	467,000	9,833
China Feihe Ltd. (b)	324,000	180,834
China Galaxy Securities Co. Ltd. Class A	14,200	22,704
China Galaxy Securities Co. Ltd. Class H	322,000	172,350
China Gas Holdings Ltd.	248,000	284,405
China Great Wall Securities Co. Ltd. Class A (a)	8,300	9,299
China Greatwall Technology Group Co. Ltd. Class A	3,600	6,851
Security Description	Shares	Value
China Hongqiao Group Ltd.	220,500	$ 180,088
China International Capital Corp. Ltd. Class A	4,400	21,507
China International Capital Corp. Ltd. Class H (a)(b)	137,200	241,853
China Jinmao Holdings Group Ltd.	515,557	76,001
China Jushi Co. Ltd. Class A	12,829	25,012
China Lesso Group Holdings Ltd.	107,000	70,509
China Life Insurance Co. Ltd. Class A	6,400	30,811
China Life Insurance Co. Ltd. Class H	648,000	1,084,658
China Literature Ltd. (a)(b)	37,600	158,569
China Longyuan Power Group Corp. Ltd. Class H	289,000	298,478
China Medical System Holdings Ltd.	124,000	202,310
China Meidong Auto Holdings Ltd.	52,000	60,253
China Mengniu Dairy Co. Ltd. (a)	275,000	1,039,224
China Merchants Bank Co. Ltd. Class A	47,100	212,618
China Merchants Bank Co. Ltd. Class H	340,000	1,550,651
China Merchants Energy Shipping Co. Ltd. Class A	20,000	15,927
China Merchants Port Holdings Co. Ltd.	126,500	178,943
China Merchants Securities Co. Ltd. Class A	19,650	36,729
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	19,012	34,083
China Minsheng Banking Corp. Ltd. Class A	79,800	41,168
China Minsheng Banking Corp. Ltd. Class H	564,200	208,865
China National Building Material Co. Ltd. Class H	334,000	206,377
China National Chemical Engineering Co. Ltd. Class A	21,200	24,167
China National Nuclear Power Co. Ltd. Class A	45,400	44,053
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	8,900	29,404
China Oilfield Services Ltd. Class H	168,000	173,953
China Overseas Land & Investment Ltd.	333,000	728,430
China Overseas Property Holdings Ltd.	120,000	121,266
China Pacific Insurance Group Co. Ltd. Class A	16,800	60,095

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
China Pacific Insurance Group Co. Ltd. Class H	229,000	$ 594,475
China Petroleum & Chemical Corp. Class A	74,100	64,838
China Petroleum & Chemical Corp. Class H	2,160,000	1,269,853
China Power International Development Ltd.	455,000	167,830
China Railway Group Ltd. Class A	57,600	60,134
China Railway Group Ltd. Class H	363,000	240,172
China Railway Signal & Communication Corp. Ltd. Class A	7,185	5,735
China Rare Earth Resources & Technology Co. Ltd. Class A	700	2,854
China Resources Beer Holdings Co. Ltd.	141,333	933,888
China Resources Cement Holdings Ltd.	221,000	91,408
China Resources Gas Group Ltd.	80,000	274,330
China Resources Land Ltd.	280,000	1,191,494
China Resources Microelectronics Ltd. Class A	2,921	21,091
China Resources Mixc Lifestyle Services Ltd. (b)	59,200	294,862
China Resources Pharmaceutical Group Ltd. (b)	143,000	124,814
China Resources Power Holdings Co. Ltd.	166,000	375,955
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,900	15,843
China Ruyi Holdings Ltd. (a)	448,000	105,580
China Shenhua Energy Co. Ltd. Class A	17,400	73,611
China Shenhua Energy Co. Ltd. Class H	294,000	900,929
China Southern Airlines Co. Ltd. Class A (a)	30,700	25,464
China Southern Airlines Co. Ltd. Class H (a)	178,000	100,763
China State Construction Engineering Corp. Ltd. Class A	111,700	88,188
China State Construction International Holdings Ltd.	174,000	198,872
China Taiping Insurance Holdings Co. Ltd.	129,200	134,586
China Three Gorges Renewables Group Co. Ltd. Class A	64,600	47,741
China Tourism Group Duty Free Corp. Ltd. Class A	4,900	74,678
China Tourism Group Duty Free Corp. Ltd. Class H (a)(b)	6,400	86,828
Security Description	Shares	Value
China Tower Corp. Ltd. Class H (b)	3,846,000	$ 428,294
China Traditional Chinese Medicine Holdings Co. Ltd.	254,000	118,603
China United Network Communications Ltd. Class A	82,100	54,220
China Vanke Co. Ltd. Class A	23,400	45,112
China Vanke Co. Ltd. Class H	192,700	259,567
China Yangtze Power Co. Ltd. Class A	56,905	172,594
China Zhenhua Group Science & Technology Co. Ltd. Class A	1,099	14,509
China Zheshang Bank Co. Ltd. Class A	45,110	16,387
Chinasoft International Ltd. (a)	254,000	160,175
Chongqing Brewery Co. Ltd. Class A	900	11,412
Chongqing Changan Automobile Co. Ltd. Class A (a)	21,494	38,376
Chongqing Fuling Zhacai Group Co. Ltd. Class A	5,070	12,786
Chongqing Rural Commercial Bank Co. Ltd. Class A	28,400	14,029
Chongqing Zhifei Biological Products Co. Ltd. Class A	6,750	41,111
Chow Tai Fook Jewellery Group Ltd.	173,000	311,933
CITIC Ltd.	506,000	605,808
CITIC Securities Co. Ltd. Class A	32,630	88,908
CITIC Securities Co. Ltd. Class H	158,725	288,589
CMOC Group Ltd. Class A	45,300	33,282
CMOC Group Ltd. Class H	324,000	170,569
CNGR Advanced Material Co. Ltd. Class A	800	6,644
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	7,275	5,897
Contemporary Amperex Technology Co. Ltd. Class A	10,080	318,019
COSCO SHIPPING Development Co. Ltd. Class A	45,600	15,505
COSCO SHIPPING Energy Transportation Co. Ltd. Class A (a)	6,300	10,946
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (a)	118,000	118,740
COSCO SHIPPING Holdings Co. Ltd. Class A	28,700	37,174
COSCO SHIPPING Holdings Co. Ltd. Class H	274,974	248,548
COSCO SHIPPING Ports Ltd.	144,508	86,263

See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Country Garden Holdings Co. Ltd. (a)	1,143,193	$ 233,183
Country Garden Services Holdings Co. Ltd.	196,000	254,322
CRRC Corp. Ltd. Class A	67,800	60,673
CRRC Corp. Ltd. Class H	401,000	219,794
CSC Financial Co. Ltd. Class A	11,500	38,358
CSPC Pharmaceutical Group Ltd.	778,240	677,233
Daan Gene Co. Ltd. Class A	4,500	6,176
Dali Foods Group Co. Ltd. (b)	205,300	91,833
Daqin Railway Co. Ltd. Class A	33,200	33,937
Daqo New Energy Corp. ADR (a)	5,400	214,380
DaShenLin Pharmaceutical Group Co. Ltd. Class A	3,801	14,658
DHC Software Co. Ltd. Class A	4,400	4,276
Do-Fluoride New Materials Co. Ltd. Class A	1,540	4,209
Dong-E-E-Jiao Co. Ltd. Class A	2,700	19,861
Dongfang Electric Corp. Ltd. Class A	5,600	14,381
Dongfeng Motor Group Co. Ltd. Class H	258,000	118,252
Dongxing Securities Co. Ltd. Class A	11,600	12,811
Dongyue Group Ltd.	134,000	100,640
East Buy Holding Ltd. (a)(b)	37,000	120,897
East Money Information Co. Ltd. Class A	38,979	76,356
Ecovacs Robotics Co. Ltd. Class A	1,000	10,715
ENN Energy Holdings Ltd.	68,900	861,741
ENN Natural Gas Co. Ltd. Class A	4,000	10,436
Eve Energy Co. Ltd. Class A	4,981	41,560
Everbright Securities Co. Ltd. Class A	7,899	17,294
Fangda Carbon New Material Co. Ltd. Class A (a)	17,360	14,814
Far East Horizon Ltd.	109,000	86,457
FAW Jiefang Group Co. Ltd. Class A (a)	14,500	16,715
First Capital Securities Co. Ltd. Class A (a)	14,100	11,103
Flat Glass Group Co. Ltd. Class A	3,400	18,036
Flat Glass Group Co. Ltd. Class H	40,000	137,139
Focus Media Information Technology Co. Ltd. Class A	37,600	35,208
Foshan Haitian Flavouring & Food Co. Ltd. Class A	11,394	73,508
Fosun International Ltd.	227,000	156,408
Foxconn Industrial Internet Co. Ltd. Class A	25,200	87,283
Security Description	Shares	Value
Fujian Sunner Development Co. Ltd. Class A	4,100	$ 10,798
Fuyao Glass Industry Group Co. Ltd. Class A	5,000	24,675
Fuyao Glass Industry Group Co. Ltd. Class H (b)	56,056	232,503
Ganfeng Lithium Group Co. Ltd. Class A	4,620	38,896
Ganfeng Lithium Group Co. Ltd. Class H (a)(b)	33,999	222,981
G-bits Network Technology Xiamen Co. Ltd. Class A	300	20,253
GCL Technology Holdings Ltd.	1,760,000	408,562
GD Power Development Co. Ltd. Class A (a)	49,800	26,239
GDS Holdings Ltd. ADR (a)	15	165
GDS Holdings Ltd. Class A (a)	79,400	108,866
Geely Automobile Holdings Ltd.	525,000	644,569
GEM Co. Ltd. Class A (a)	16,700	15,906
Gemdale Corp. Class A	7,600	7,536
Genscript Biotech Corp. (a)	106,000	239,765
GF Securities Co. Ltd. Class A	15,700	31,837
GF Securities Co. Ltd. Class H (a)	87,000	120,269
GigaDevice Semiconductor, Inc. Class A	2,092	30,670
Ginlong Technologies Co. Ltd. Class A (a)	950	13,639
GoerTek, Inc. Class A	10,600	25,937
Gotion High-tech Co. Ltd. Class A (a)	6,100	23,224
Great Wall Motor Co. Ltd. Class A (a)	6,400	22,201
Great Wall Motor Co. Ltd. Class H	211,500	243,568
Gree Electric Appliances, Inc. of Zhuhai Class A	7,500	37,695
Greentown China Holdings Ltd.	81,500	81,971
Greentown Service Group Co. Ltd.	128,000	61,328
GRG Banking Equipment Co. Ltd. Class A	10,600	17,112
Guangdong Haid Group Co. Ltd. Class A	5,100	32,868
Guangdong Investment Ltd.	270,000	233,191
Guangdong Kinlong Hardware Products Co. Ltd. Class A	1,100	9,797
Guanghui Energy Co. Ltd. Class A	13,500	12,758
Guangzhou Automobile Group Co. Ltd. Class A	17,300	24,824
Guangzhou Automobile Group Co. Ltd. Class H	270,800	161,881
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,300	10,083

See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	$ 13,086
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	1,700	17,670
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	2,200	20,244
Guangzhou Tinci Materials Technology Co. Ltd. Class A	5,420	30,797
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	15,255	13,341
Guolian Securities Co. Ltd. Class A	7,800	9,788
Guosen Securities Co. Ltd. Class A	20,600	24,773
Guotai Junan Securities Co. Ltd. Class A	22,600	43,550
Guoyuan Securities Co. Ltd. Class A	18,720	16,828
H World Group Ltd. ADR (a)	16,800	651,504
Haidilao International Holding Ltd. (b)	145,000	320,630
Haier Smart Home Co. Ltd. Class A	17,800	57,523
Haier Smart Home Co. Ltd. Class H	212,000	668,502
Haitian International Holdings Ltd.	51,000	119,602
Haitong Securities Co. Ltd. Class A	28,000	35,546
Haitong Securities Co. Ltd. Class H	257,600	158,183
Hangzhou First Applied Material Co. Ltd. Class A	3,735	19,123
Hangzhou Oxygen Plant Group Co. Ltd. Class A	2,400	11,342
Hangzhou Robam Appliances Co. Ltd. Class A	1,000	3,483
Hangzhou Silan Microelectronics Co. Ltd. Class A	3,200	13,345
Hangzhou Tigermed Consulting Co. Ltd. Class A (a)	600	5,332
Hangzhou Tigermed Consulting Co. Ltd. Class H (b)	11,000	62,850
Hansoh Pharmaceutical Group Co. Ltd. (b)	102,000	164,443
Heilongjiang Agriculture Co. Ltd. Class A	7,600	13,945
Henan Shenhuo Coal & Power Co. Ltd. Class A	8,800	15,751
Henan Shuanghui Investment & Development Co. Ltd. Class A	8,297	27,965
Hengan International Group Co. Ltd.	55,000	231,887
Security Description	Shares	Value
Hengli Petrochemical Co. Ltd. Class A (a)	14,400	$ 28,429
Hengtong Optic-electric Co. Ltd. Class A	4,300	8,677
Hengyi Petrochemical Co. Ltd. Class A	16,510	15,400
Hesteel Co. Ltd. Class A	42,500	13,222
Hithink RoyalFlush Information Network Co. Ltd. Class A	1,000	24,154
Hongfa Technology Co. Ltd. Class A	140	614
Hopson Development Holdings Ltd.	9,661	6,888
Hoshine Silicon Industry Co. Ltd. Class A	900	8,682
Hoyuan Green Energy Co. Ltd. Class A (a)	1,260	12,942
Hua Hong Semiconductor Ltd. (a)(b)	50,800	167,144
Huadian Power International Corp. Ltd. Class A	27,200	25,042
Huadong Medicine Co. Ltd. Class A	4,060	24,233
Huafon Chemical Co. Ltd. Class A	14,900	14,070
Huaibei Mining Holdings Co. Ltd. Class A	10,100	16,013
Hualan Biological Engineering, Inc. Class A	4,810	14,850
Huaneng Power International, Inc. Class A (a)	17,800	22,657
Huaneng Power International, Inc. Class H (a)	368,000	230,706
Huatai Securities Co. Ltd. Class A	21,718	41,208
Huatai Securities Co. Ltd. Class H (b)	117,500	145,546
Huaxi Securities Co. Ltd. Class A	10,400	11,908
Huaxia Bank Co. Ltd. Class A	35,100	26,131
Huaxin Cement Co. Ltd. Class A	5,400	9,183
Huayu Automotive Systems Co. Ltd. Class A	7,300	18,555
Hubei Xingfa Chemicals Group Co. Ltd. Class A	2,100	6,431
Huizhou Desay Sv Automotive Co. Ltd. Class A	1,000	21,460
Humanwell Healthcare Group Co. Ltd. Class A	4,400	16,315
Hunan Valin Steel Co. Ltd. Class A	26,500	17,405
Hundsun Technologies, Inc. Class A	3,671	22,393
Hygeia Healthcare Holdings Co. Ltd. Class C (b)	31,400	170,540
Iflytek Co. Ltd. Class A (a)	5,550	51,915

See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Imeik Technology Development Co. Ltd. Class A	600	$ 36,751
Industrial & Commercial Bank of China Ltd. Class A	154,642	102,544
Industrial & Commercial Bank of China Ltd. Class H	4,922,000	2,630,172
Industrial Bank Co. Ltd. Class A	51,799	111,681
Industrial Securities Co. Ltd. Class A	24,600	20,739
Ingenic Semiconductor Co. Ltd. Class A	1,900	23,132
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	133,700	32,958
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	33,800	19,075
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	15,900	61,951
Inner Mongolia Yitai Coal Co. Ltd. Class B	93,500	128,045
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	5,400	5,342
Innovent Biologics, Inc. (a)(b)	100,000	379,805
Inspur Electronic Information Industry Co. Ltd. Class A	1,848	12,320
iQIYI, Inc. ADR (a)	40,000	213,600
JA Solar Technology Co. Ltd. Class A	7,280	41,761
Jafron Biomedical Co. Ltd. Class A	1,120	3,575
Jason Furniture Hangzhou Co. Ltd. Class A (a)	2,600	13,645
JCET Group Co. Ltd. Class A	5,900	25,349
JD Health International, Inc. (a)(b)	96,750	614,493
JD Logistics, Inc. (a)(b)	180,600	282,755
JD.com, Inc. Class A	204,472	3,486,913
Jiangsu Eastern Shenghong Co. Ltd. Class A	8,700	14,164
Jiangsu Expressway Co. Ltd. Class H	106,000	97,746
Jiangsu Hengli Hydraulic Co. Ltd. Class A	2,664	23,590
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	14,344	94,556
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,700	19,629
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	3,500	63,271
Jiangsu Yangnong Chemical Co. Ltd. Class A	400	4,809
Jiangsu Yoke Technology Co. Ltd. Class A	1,200	12,048
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	3,200	15,839
Security Description	Shares	Value
Jiangsu Zhongtian Technology Co. Ltd. Class A	8,400	$ 18,396
Jiangxi Copper Co. Ltd. Class A	5,100	13,359
Jiangxi Copper Co. Ltd. Class H	102,000	157,658
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	6,900	11,348
JiuGui Liquor Co. Ltd. Class A	700	8,697
Jiumaojiu International Holdings Ltd. (b)	67,000	110,174
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	8,600	15,045
Joinn Laboratories China Co. Ltd. Class A	1,176	6,622
Jointown Pharmaceutical Group Co. Ltd. Class A	11,175	15,951
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	1,600	8,098
JOYY, Inc. ADR	4,200	128,982
Juewei Food Co. Ltd. Class A	2,300	11,772
Kanzhun Ltd. ADR (a)	15,700	236,285
KE Holdings, Inc. ADR (a)	57,400	852,390
Kingboard Holdings Ltd.	60,500	165,465
Kingdee International Software Group Co. Ltd. (a)	237,000	318,228
Kingsoft Corp. Ltd.	82,600	326,456
Kuaishou Technology (a)(b)	202,100	1,388,958
Kuang-Chi Technologies Co. Ltd. Class A	7,100	14,927
Kunlun Energy Co. Ltd.	336,000	264,667
Kweichow Moutai Co. Ltd. Class A	2,899	674,770
LB Group Co. Ltd. Class A	8,200	18,625
Lenovo Group Ltd.	632,000	662,207
Lens Technology Co. Ltd. Class A	9,100	14,742
Lepu Medical Technology Beijing Co. Ltd. Class A	5,300	16,481
Li Auto, Inc. Class A (a)	98,000	1,696,640
Li Ning Co. Ltd.	206,500	1,115,052
Lingyi iTech Guangdong Co. Class A (a)	10,200	9,702
Livzon Pharmaceutical Group, Inc. Class A (a)	2,700	14,462
Longfor Group Holdings Ltd. (b)	165,000	402,889
LONGi Green Energy Technology Co. Ltd. Class A	19,024	75,159
Lufax Holding Ltd. ADR	64,000	91,520
Luxi Chemical Group Co. Ltd. Class A	4,600	6,687
Luxshare Precision Industry Co. Ltd. Class A	18,871	84,575
Luzhou Laojiao Co. Ltd. Class A	3,600	103,855

See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Mango Excellent Media Co. Ltd. Class A	3,540	$ 16,699
Maxscend Microelectronics Co. Ltd. Class A	1,184	15,770
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	15,000	14,687
Meituan Class B (a)(b)	441,530	6,923,065
Metallurgical Corp. of China Ltd. Class A	43,900	23,991
Microport Scientific Corp. (a)	58,549	106,490
Ming Yang Smart Energy Group Ltd. Class A	4,600	10,696
MINISO Group Holding Ltd. ADR	8,700	147,813
Minth Group Ltd.	70,000	192,452
Montage Technology Co. Ltd. Class A	3,180	25,181
Muyuan Foods Co. Ltd. Class A (a)	12,976	75,230
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	5,272	9,800
NARI Technology Co. Ltd. Class A	18,741	59,589
NAURA Technology Group Co. Ltd. Class A	1,500	65,760
NavInfo Co. Ltd. Class A (a)	2,400	3,829
NetEase, Inc.	171,925	3,329,744
NetEase, Inc. ADR	560	54,146
New China Life Insurance Co. Ltd. Class A	4,400	22,284
New China Life Insurance Co. Ltd. Class H	71,100	187,871
New Hope Liuhe Co. Ltd. Class A (a)	10,100	16,228
New Oriental Education & Technology Group, Inc. (a)	132,800	523,426
Ninestar Corp. Class A	3,800	17,919
Ningbo Deye Technology Co. Ltd. Class A	900	18,557
Ningbo Joyson Electronic Corp. Class A	6,700	16,281
Ningbo Orient Wires & Cables Co. Ltd. Class A	2,500	16,884
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	879	6,552
Ningbo Shanshan Co. Ltd. Class A	4,200	8,759
Ningbo Tuopu Group Co. Ltd. Class A (a)	2,600	28,892
Ningxia Baofeng Energy Group Co. Ltd. Class A	16,000	27,809
NIO, Inc. ADR (a)	119,300	1,156,017
Nongfu Spring Co. Ltd. Class H (b)	153,400	848,932
North Industries Group Red Arrow Co. Ltd. Class A	2,200	5,484
Security Description	Shares	Value
Offshore Oil Engineering Co. Ltd. Class A	6,200	$ 4,992
Oppein Home Group, Inc. Class A	1,680	22,162
Orient Securities Co. Ltd. Class A	15,292	20,445
Ovctek China, Inc. Class A	3,160	13,142
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	21,100	11,362
PDD Holdings, Inc. ADR (a)	44,100	3,049,074
People's Insurance Co. Group of China Ltd. Class A	19,600	15,752
People's Insurance Co. Group of China Ltd. Class H	755,000	274,211
Perfect World Co. Ltd. Class A	4,800	11,161
PetroChina Co. Ltd. Class A	53,100	54,604
PetroChina Co. Ltd. Class H	1,838,000	1,276,132
Pharmaron Beijing Co. Ltd. Class A (a)	2,850	15,018
Pharmaron Beijing Co. Ltd. Class H (a)(b)	17,900	55,496
PICC Property & Casualty Co. Ltd. Class H	601,000	669,136
Ping An Bank Co. Ltd. Class A	45,800	70,885
Ping An Healthcare & Technology Co. Ltd. (a)(b)	45,800	111,001
Ping An Insurance Group Co. of China Ltd. Class A	24,600	157,058
Ping An Insurance Group Co. of China Ltd. Class H	552,500	3,528,500
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	9,800	10,165
Poly Developments & Holdings Group Co. Ltd. Class A	31,500	56,443
Pop Mart International Group Ltd. (b)	40,400	90,064
Postal Savings Bank of China Co. Ltd. Class A	59,800	40,252
Postal Savings Bank of China Co. Ltd. Class H (b)	689,000	424,844
Power Construction Corp. of China Ltd. Class A	46,500	36,736
Pylon Technologies Co. Ltd. Class A	554	15,131
Qifu Technology, Inc. ADR	9,900	171,072
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	12,600	33,261
Raytron Technology Co. Ltd. Class A	1,060	6,539
Riyue Heavy Industry Co. Ltd. Class A	2,400	6,278
Rongsheng Petrochemical Co. Ltd. Class A	29,255	46,908
SAIC Motor Corp. Ltd. Class A	17,400	33,945
Sailun Group Co. Ltd. Class A	7,600	11,915
Sangfor Technologies, Inc. Class A (a)	750	11,708

See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Sany Heavy Equipment International Holdings Co. Ltd.	97,000	$ 127,383
Sany Heavy Industry Co. Ltd. Class A	19,455	44,537
Satellite Chemical Co. Ltd. Class A	7,186	14,800
Seazen Holdings Co. Ltd. Class A (a)	4,200	8,331
SF Holding Co. Ltd. Class A	11,800	73,233
SG Micro Corp. Class A	877	9,927
Shaanxi Coal Industry Co. Ltd. Class A	23,200	58,069
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	13,800	15,020
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	4,600	13,028
Shandong Gold Mining Co. Ltd. Class A	8,128	26,354
Shandong Gold Mining Co. Ltd. Class H (b)	66,500	122,222
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	4,250	17,918
Shandong Linglong Tyre Co. Ltd. Class A	4,800	14,674
Shandong Nanshan Aluminum Co. Ltd. Class A	28,089	11,688
Shandong Sun Paper Industry JSC Ltd. Class A	10,500	15,447
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	214,800	281,829
Shanghai Bairun Investment Holding Group Co. Ltd. Class A (a)	3,332	16,685
Shanghai Baosight Software Co. Ltd. Class A	5,600	39,193
Shanghai Baosight Software Co. Ltd. Class B	53,232	140,723
Shanghai Construction Group Co. Ltd. Class A	21,900	8,107
Shanghai Electric Group Co. Ltd. Class A (a)	41,000	25,788
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (a)	4,820	20,530
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (a)	47,000	125,905
Shanghai Friendess Electronic Technology Corp. Ltd. Class A	185	4,803
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	26,000	64,140
Shanghai International Airport Co. Ltd. Class A (a)	2,968	18,568
Security Description	Shares	Value
Shanghai International Port Group Co. Ltd. Class A	16,300	$ 11,782
Shanghai Jinjiang International Hotels Co. Ltd. Class A	2,700	15,740
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	2,405	12,756
Shanghai Lingang Holdings Corp. Ltd. Class A	6,900	11,353
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	112,432	69,940
Shanghai M&G Stationery, Inc. Class A	1,600	9,832
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	8,600	26,518
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	67,100	133,191
Shanghai Pudong Development Bank Co. Ltd. Class A	78,200	77,922
Shanghai Putailai New Energy Technology Co. Ltd. Class A	6,554	34,519
Shanghai RAAS Blood Products Co. Ltd. Class A	18,500	19,116
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	13,000	12,274
Shanxi Coking Coal Energy Group Co. Ltd. Class A	13,200	16,547
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	9,600	21,561
Shanxi Meijin Energy Co. Ltd. Class A (a)	16,200	16,828
Shanxi Securities Co. Ltd. Class A	15,700	12,060
Shanxi Taigang Stainless Steel Co. Ltd. Class A	22,800	12,153
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	2,980	75,906
Shenghe Resources Holding Co. Ltd. Class A (a)	4,400	7,804
Shengyi Technology Co. Ltd. Class A	6,000	11,726
Shennan Circuits Co. Ltd. Class A	960	9,963
Shenwan Hongyuan Group Co. Ltd. Class A	65,700	41,801
Shenzhen Capchem Technology Co. Ltd. Class A	1,000	7,157
Shenzhen Dynanonic Co. Ltd. Class A	960	14,612
Shenzhen Energy Group Co. Ltd. Class A	12,700	11,516
Shenzhen Inovance Technology Co. Ltd. Class A	3,350	29,649
Shenzhen International Holdings Ltd.	118,057	104,142
Shenzhen Kangtai Biological Products Co. Ltd. Class A (a)	3,918	13,701

See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Shenzhen Kedali Industry Co. Ltd. Class A	300	$ 5,470
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	3,100	128,094
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,200	9,732
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	20,200	12,238
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	3,600	15,457
Shenzhen SC New Energy Technology Corp. Class A	500	7,739
Shenzhen Senior Technology Material Co. Ltd. Class A	1,292	3,061
Shenzhen Sunlord Electronics Co. Ltd. Class A	2,000	6,582
Shenzhen Transsion Holdings Co. Ltd. Class A	1,976	39,996
Shenzhou International Group Holdings Ltd.	71,900	690,508
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	5,400	19,109
Shimao Group Holdings Ltd. (a)(c)	159,000	22,420
Sichuan Chuantou Energy Co. Ltd. Class A	10,000	20,709
Sichuan Hebang Biotechnology Co. Ltd. Class A	11,800	3,951
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	5,200	21,241
Sichuan New Energy Power Co. Ltd. Class A (a)	1,500	2,976
Sichuan Road & Bridge Group Co. Ltd. Class A	13,300	17,943
Sichuan Swellfun Co. Ltd. Class A	1,600	12,999
Sichuan Yahua Industrial Group Co. Ltd. Class A	1,600	3,920
Sieyuan Electric Co. Ltd. Class A	1,200	7,717
Silergy Corp.	28,000	348,801
Sinoma Science & Technology Co. Ltd. Class A	6,300	17,816
Sinomine Resource Group Co. Ltd. Class A	2,380	16,730
Sinopec Shanghai Petrochemical Co. Ltd. Class A	24,500	10,492
Sinopharm Group Co. Ltd. Class H	116,400	364,362
Skshu Paint Co. Ltd. Class A (a)	952	8,572
Smoore International Holdings Ltd. (b)	167,000	170,429
Security Description	Shares	Value
Songcheng Performance Development Co. Ltd. Class A	3,940	$ 6,739
SooChow Securities Co. Ltd. Class A	15,600	14,912
Southwest Securities Co. Ltd. Class A	29,900	15,027
StarPower Semiconductor Ltd. Class A	600	17,800
Sungrow Power Supply Co. Ltd. Class A	3,600	57,904
Sunny Optical Technology Group Co. Ltd.	62,000	621,603
Sunwoda Electronic Co. Ltd. Class A	6,200	13,956
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A (a)	2,700	9,637
Suzhou Maxwell Technologies Co. Ltd. Class A	921	21,471
TAL Education Group ADR (a)	40,900	243,764
TBEA Co. Ltd. Class A (a)	9,287	28,515
TCL Technology Group Corp. Class A (a)	33,220	18,022
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	11,250	51,414
Tencent Holdings Ltd.	543,200	23,030,552
Tencent Music Entertainment Group ADR (a)	61,800	456,084
Thunder Software Technology Co. Ltd. Class A	1,400	18,599
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	2,500	10,389
Tianma Microelectronics Co. Ltd. Class A (a)	8,800	11,117
Tianqi Lithium Corp. Class A	3,600	34,735
Tianshan Aluminum Group Co. Ltd. Class A	3,000	2,476
Tianshui Huatian Technology Co. Ltd. Class A	9,100	11,539
Tibet Summit Resources Co. Ltd. Class A (a)	900	2,267
Tingyi Cayman Islands Holding Corp.	170,000	264,689
Titan Wind Energy Suzhou Co. Ltd. Class A (a)	3,000	6,290
Toly Bread Co. Ltd. Class A	5,174	7,207
Tongcheng Travel Holdings Ltd. (a)	112,000	235,233
TongFu Microelectronics Co. Ltd. Class A	6,300	19,643
Tongkun Group Co. Ltd. Class A	7,400	13,487
Tongling Nonferrous Metals Group Co. Ltd. Class A	42,200	16,828
Tongwei Co. Ltd. Class A	12,100	57,192

See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Topchoice Medical Corp. Class A (a)	1,100	$ 14,672
Topsports International Holdings Ltd. (b)	165,000	143,543
TravelSky Technology Ltd. Class H	86,000	146,494
Trina Solar Co. Ltd. Class A	6,219	36,495
Trip.com Group Ltd. (a)	47,867	1,670,880
Tsingtao Brewery Co. Ltd. Class A	1,500	21,403
Tsingtao Brewery Co. Ltd. Class H	54,000	492,980
Unigroup Guoxin Microelectronics Co. Ltd. Class A	2,379	30,575
Uni-President China Holdings Ltd.	113,000	95,287
Unisplendour Corp. Ltd. Class A	5,360	23,527
Vipshop Holdings Ltd. ADR (a)	30,888	509,652
Walvax Biotechnology Co. Ltd. Class A	4,400	16,007
Wanhua Chemical Group Co. Ltd. Class A	7,700	93,036
Want Want China Holdings Ltd.	411,000	273,334
Weibo Corp. ADR	6,560	86,002
Weichai Power Co. Ltd. Class A	19,400	33,299
Weichai Power Co. Ltd. Class H	175,000	257,453
Weihai Guangwei Composites Co. Ltd. Class A	1,280	5,434
Wens Foodstuffs Group Co. Ltd. Class A	14,240	35,966
Western Securities Co. Ltd. Class A	14,600	12,767
Western Superconducting Technologies Co. Ltd. Class A	1,083	8,309
Will Semiconductor Co. Ltd. Shanghai Class A	3,375	45,667
Wingtech Technology Co. Ltd. Class A	3,000	20,236
Wuchan Zhongda Group Co. Ltd. Class A	20,300	13,805
Wuhan Guide Infrared Co. Ltd. Class A	13,249	14,174
Wuliangye Yibin Co. Ltd. Class A	9,500	214,149
WUS Printed Circuit Kunshan Co. Ltd. Class A	4,180	12,056
WuXi AppTec Co. Ltd. Class A	6,333	54,383
WuXi AppTec Co. Ltd. Class H (b)	33,191	265,987
Wuxi Biologics Cayman, Inc. (a)(b)	332,000	1,595,486
XCMG Construction Machinery Co. Ltd. Class A	35,100	32,710
Security Description	Shares	Value
Xiamen C & D, Inc. Class A	11,400	$ 17,116
Xiamen Faratronic Co. Ltd. Class A	400	7,563
Xiamen Tungsten Co. Ltd. Class A	4,600	12,057
Xiaomi Corp. Class B (a)(b)	1,333,900	1,833,883
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	7,100	10,383
Xinjiang Zhongtai Chemical Co. Ltd. Class A	6,400	5,683
Xinyi Solar Holdings Ltd.	424,089	492,328
XPeng, Inc. Class A (a)	89,700	595,822
Xtep International Holdings Ltd.	118,013	120,785
Yadea Group Holdings Ltd. (b)	106,000	241,786
Yankuang Energy Group Co. Ltd. Class A	6,100	25,111
Yankuang Energy Group Co. Ltd. Class H	132,000	378,959
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	3,700	12,802
Yealink Network Technology Corp. Ltd. Class A	3,500	16,891
Yifeng Pharmacy Chain Co. Ltd. Class A	1,783	9,085
Yihai International Holding Ltd. (a)	43,000	92,611
Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,900	15,975
Yintai Gold Co. Ltd. Class A	11,060	17,864
YongXing Special Materials Technology Co. Ltd. Class A	1,040	8,983
Yonyou Network Technology Co. Ltd. Class A	6,878	19,403
Youngor Group Co. Ltd. Class A	5,400	4,687
Youngy Co. Ltd. Class A	400	3,685
YTO Express Group Co. Ltd. Class A	9,900	19,837
Yuan Longping High-tech Agriculture Co. Ltd. Class A (a)	4,200	8,871
Yuexiu Property Co. Ltd.	168,220	195,990
Yum China Holdings, Inc.	36,500	2,062,250
Yunda Holding Co. Ltd. Class A	9,360	12,323
Yunnan Aluminium Co. Ltd. Class A	5,200	9,142
Yunnan Baiyao Group Co. Ltd. Class A	4,778	34,505
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	1,100	13,463
Yunnan Energy New Material Co. Ltd. Class A (a)	2,400	31,909
Yunnan Tin Co. Ltd. Class A	1,400	3,003
Yunnan Yuntianhua Co. Ltd. Class A	7,000	16,469
Zai Lab Ltd. ADR (a)	7,974	221,119

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Zangge Mining Co. Ltd. Class A	5,900	$ 18,342
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	1,600	63,106
Zhaojin Mining Industry Co. Ltd. Class H	106,500	134,371
Zhefu Holding Group Co. Ltd. Class A	13,200	7,505
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	18,300	19,120
Zhejiang China Commodities City Group Co. Ltd. Class A	13,400	15,733
Zhejiang Chint Electrics Co. Ltd. Class A	5,100	19,419
Zhejiang Dahua Technology Co. Ltd. Class A	7,500	20,416
Zhejiang Dingli Machinery Co. Ltd. Class A (a)	1,960	15,109
Zhejiang Expressway Co. Ltd. Class H	118,000	89,781
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	5,830	14,767
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,880	24,554
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	3,100	30,321
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	1,300	4,897
Zhejiang Juhua Co. Ltd. Class A (a)	8,700	16,499
Zhejiang NHU Co. Ltd. Class A	6,516	13,809
Zhejiang Supor Co. Ltd. Class A	1,300	8,949
Zhejiang Weiming Environment Protection Co. Ltd. Class A	4,330	10,440
Zhejiang Weixing New Building Materials Co. Ltd. Class A	5,100	14,401
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (a)	900	4,165
Zheshang Securities Co. Ltd. Class A	11,100	15,101
ZhongAn Online P&C Insurance Co. Ltd. Class H (a)(b)	65,400	178,567
Zhongji Innolight Co. Ltd. Class A	2,200	44,673
Zhongsheng Group Holdings Ltd.	65,500	251,428
Zhongtai Securities Co. Ltd. Class A	14,300	13,597
Zhuzhou CRRC Times Electric Co. Ltd. Class H	44,600	166,582
Zhuzhou Kibing Group Co. Ltd. Class A (a)	3,400	4,038
Zijin Mining Group Co. Ltd. Class A	47,800	75,018
Security Description	Shares	Value
Zijin Mining Group Co. Ltd. Class H	474,000	$ 701,884
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	17,400	16,164
ZTE Corp. Class A	8,700	54,540
ZTE Corp. Class H	67,800	272,475
ZTO Express Cayman, Inc. ADR	36,800	922,944
		156,944,729
COLOMBIA — 0.1%
Bancolombia SA	21,053	156,293
Bancolombia SA Preference Shares	37,861	253,780
Interconexion Electrica SA ESP	42,579	172,222
		582,295
CZECH REPUBLIC — 0.2%
CEZ AS	14,034	580,001
Komercni Banka AS	6,542	199,543
Moneta Money Bank AS (b)	28,900	105,903
		885,447
EGYPT — 0.1%
Commercial International Bank Egypt SAE	233,043	386,509
Eastern Co. SAE	85,861	59,297
Egyptian Financial Group-Hermes Holding Co. (a)	78,045	47,791
		493,597
GREECE — 0.4%
Alpha Services & Holdings SA (a)	193,129	316,279
Eurobank Ergasias Services & Holdings SA Class A (a)	225,049	370,720
FF Group (a)(c)	3,869	—
Hellenic Telecommunications Organization SA	16,864	289,047
JUMBO SA	9,988	274,602
Motor Oil Hellas Corinth Refineries SA	5,601	141,768
Mytilineos SA	9,195	324,573
National Bank of Greece SA (a)	47,467	308,498
OPAP SA	15,661	273,051
Public Power Corp. SA (a)	18,846	214,896
Terna Energy SA	4,424	97,449
		2,610,883
HONG KONG — 0.1%
China Huishan Dairy Holdings Co. Ltd. (a)(c)	406,100	—
Kingboard Laminates Holdings Ltd.	85,800	80,884
Nine Dragons Paper Holdings Ltd. (a)	149,000	91,988

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Orient Overseas International Ltd.	12,000	$ 161,180
Sino Biopharmaceutical Ltd.	897,000	391,892
Vinda International Holdings Ltd.	36,000	89,736
Yuexiu Real Estate Investment Trust	10,429	2,226
		817,906
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	37,985	332,089
OTP Bank Nyrt	20,703	734,929
Richter Gedeon Nyrt	12,751	314,333
		1,381,351
INDIA — 14.3%
ABB India Ltd.	4,571	246,895
ACC Ltd. (a)	6,042	133,880
Adani Enterprises Ltd.	14,834	433,355
Adani Green Energy Ltd. (a)	27,420	316,160
Adani Ports & Special Economic Zone Ltd.	45,798	413,757
Adani Power Ltd. (a)	66,438	203,021
Ambuja Cements Ltd. (a)	51,484	268,041
Apollo Hospitals Enterprise Ltd.	8,743	544,227
Asian Paints Ltd.	33,424	1,372,518
AU Small Finance Bank Ltd. (b)	15,039	138,570
Aurobindo Pharma Ltd.	23,142	205,524
Avenue Supermarts Ltd. (a)(b)	14,092	669,675
Axis Bank Ltd.	198,625	2,396,679
Bajaj Auto Ltd.	5,879	336,857
Bajaj Finance Ltd.	23,761	2,081,130
Bajaj Finserv Ltd.	33,179	619,721
Bajaj Holdings & Investment Ltd.	2,478	211,855
Balkrishna Industries Ltd.	7,098	205,451
Bandhan Bank Ltd. (a)(b)	61,945	183,287
Bank of Baroda	95,076	221,409
Berger Paints India Ltd.	22,391	185,380
Bharat Electronics Ltd.	317,228	487,178
Bharat Forge Ltd.	23,446	239,655
Bharat Petroleum Corp. Ltd.	65,658	292,172
Bharti Airtel Ltd.	194,502	2,086,361
Britannia Industries Ltd.	9,419	577,550
CG Power & Industrial Solutions Ltd.	56,151	259,625
Cholamandalam Investment & Finance Co. Ltd.	35,683	497,838
Cipla Ltd.	44,655	553,289
Coal India Ltd.	133,495	376,600
Colgate-Palmolive India Ltd.	10,542	217,194
Container Corp. Of India Ltd.	23,574	190,551
Dabur India Ltd.	53,731	375,856
Divi's Laboratories Ltd.	10,364	453,516
DLF Ltd.	53,543	320,980
Dr Reddy's Laboratories Ltd.	9,404	592,264
Security Description	Shares	Value
Eicher Motors Ltd.	11,874	$ 519,149
GAIL India Ltd.	198,709	254,875
Godrej Consumer Products Ltd. (a)	35,499	468,393
Godrej Properties Ltd. (a)	10,768	206,402
Grasim Industries Ltd.	22,866	484,396
Havells India Ltd.	21,706	340,077
HCL Technologies Ltd.	82,551	1,200,089
HDFC Life Insurance Co. Ltd. (b)	84,097	668,078
Hero MotoCorp Ltd.	9,513	338,158
Hindalco Industries Ltd.	106,922	551,374
Hindustan Aeronautics Ltd.	7,237	335,182
Hindustan Petroleum Corp. Ltd.	51,745	172,988
Hindustan Unilever Ltd.	71,732	2,345,275
Housing Development Finance Corp. Ltd.	151,897	5,240,486
ICICI Bank Ltd.	451,056	5,164,134
ICICI Lombard General Insurance Co. Ltd. (b)	20,831	341,705
ICICI Prudential Life Insurance Co. Ltd. (a)(b)	30,982	216,616
Indian Hotels Co. Ltd.	73,820	353,948
Indian Oil Corp. Ltd.	244,019	271,957
Indian Railway Catering & Tourism Corp. Ltd.	20,594	159,828
Indraprastha Gas Ltd.	27,005	156,043
Info Edge India Ltd.	6,139	336,644
Infosys Ltd.	289,672	4,718,145
InterGlobe Aviation Ltd. (a)(b)	11,687	374,774
ITC Ltd.	259,959	1,433,418
Jindal Steel & Power Ltd.	32,820	233,251
JSW Steel Ltd.	52,458	503,381
Jubilant Foodworks Ltd.	34,024	208,430
Kotak Mahindra Bank Ltd.	95,293	2,149,188
Larsen & Toubro Ltd.	60,046	1,815,640
LTIMindtree Ltd. (b)	7,702	489,926
Lupin Ltd.	18,173	200,237
Mahindra & Mahindra Ltd.	81,278	1,444,096
Marico Ltd.	44,713	289,811
Maruti Suzuki India Ltd.	11,847	1,416,887
Max Healthcare Institute Ltd. (a)	67,419	493,317
Mphasis Ltd.	6,873	159,407
MRF Ltd.	176	217,522
Muthoot Finance Ltd.	10,959	165,886
Nestle India Ltd.	2,937	820,784
NTPC Ltd.	379,799	877,179
Oil & Natural Gas Corp. Ltd.	273,164	534,683
Page Industries Ltd.	529	243,246
Petronet LNG Ltd.	68,999	187,668
PI Industries Ltd.	6,834	327,197
Pidilite Industries Ltd.	13,227	419,532
Power Grid Corp. of India Ltd.	303,667	946,663
Reliance Industries Ltd.	265,805	8,285,429

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Samvardhana Motherson International Ltd.	185,725	$ 194,641
SBI Cards & Payment Services Ltd.	25,883	267,844
SBI Life Insurance Co. Ltd. (b)	39,149	624,581
Shree Cement Ltd.	823	240,001
Shriram Finance Ltd.	19,481	412,957
Siemens Ltd.	7,712	354,690
Sona Blw Precision Forgings Ltd. (b)	37,370	235,627
SRF Ltd.	12,843	359,285
State Bank of India	155,461	1,088,834
Sun Pharmaceutical Industries Ltd.	83,573	1,072,240
Tata Consultancy Services Ltd.	79,818	3,225,231
Tata Consumer Products Ltd.	48,400	508,891
Tata Elxsi Ltd.	2,960	274,861
Tata Motors Ltd. (a)	144,624	1,054,068
Tata Power Co. Ltd.	124,499	337,567
Tata Steel Ltd.	638,303	874,551
Tech Mahindra Ltd.	46,577	644,870
Titan Co. Ltd.	30,933	1,151,774
Torrent Pharmaceuticals Ltd.	9,375	218,013
Trent Ltd.	15,691	338,005
Tube Investments of India Ltd.	9,200	356,854
TVS Motor Co. Ltd.	19,984	323,817
UltraTech Cement Ltd.	10,056	1,018,197
United Spirits Ltd. (a)	25,139	280,163
UPL Ltd.	42,257	354,878
Varun Beverages Ltd.	39,415	386,501
Vedanta Ltd.	68,341	232,770
Wipro Ltd.	119,196	567,427
Yes Bank Ltd. (a)	1,068,372	212,000
Zomato Ltd. (a)	370,283	339,744
		85,540,397
INDONESIA — 2.0%
Adaro Energy Indonesia Tbk PT	1,237,500	184,174
Aneka Tambang Tbk	795,800	103,831
Astra International Tbk PT	1,761,500	798,978
Bank Central Asia Tbk PT	4,840,100	2,968,424
Bank Mandiri Persero Tbk PT	3,251,900	1,131,685
Bank Negara Indonesia Persero Tbk PT	646,600	396,722
Bank Rakyat Indonesia Persero Tbk PT	5,948,613	2,171,788
Barito Pacific Tbk PT	2,509,627	125,066
Charoen Pokphand Indonesia Tbk PT (a)	671,300	235,965
GoTo Gojek Tokopedia Tbk PT (a)	72,032,000	531,578
Indah Kiat Pulp & Paper Tbk PT	249,600	141,878
Indofood CBP Sukses Makmur Tbk PT	208,300	157,345
Security Description	Shares	Value
Indofood Sukses Makmur Tbk PT	402,900	$ 197,562
Kalbe Farma Tbk PT	1,820,700	249,166
Merdeka Copper Gold Tbk PT (a)	1,100,924	225,371
Sarana Menara Nusantara Tbk PT	1,853,000	131,327
Semen Indonesia Persero Tbk PT	301,884	122,941
Sumber Alfaria Trijaya Tbk PT	1,433,600	247,026
Telkom Indonesia Persero Tbk PT	4,314,800	1,154,306
Unilever Indonesia Tbk PT	656,200	186,820
United Tractors Tbk PT	136,100	211,077
Vale Indonesia Tbk PT	220,300	92,973
		11,766,003
KUWAIT — 0.8%
Agility Public Warehousing Co. KSC (a)	134,494	274,775
Boubyan Bank KSCP	115,995	242,466
Gulf Bank KSCP	150,339	130,096
Kuwait Finance House KSCP	745,570	1,817,551
Mabanee Co. KPSC	54,229	149,405
Mobile Telecommunications Co. KSCP	177,570	300,331
National Bank of Kuwait SAKP	687,001	2,095,173
		5,009,797
LUXEMBOURG — 0.1%
Reinet Investments SCA	12,325	272,026
MALAYSIA — 1.3%
AMMB Holdings Bhd	140,900	109,469
Axiata Group Bhd	253,693	144,283
CELCOMDIGI Bhd	289,200	254,876
CIMB Group Holdings Bhd	556,236	603,776
Dialog Group Bhd	289,300	127,967
Gamuda Bhd	168,500	159,021
Genting Bhd	196,000	170,808
Genting Malaysia Bhd	281,500	148,605
Hong Leong Bank Bhd	58,600	238,360
Hong Leong Financial Group Bhd	21,200	80,212
IHH Healthcare Bhd	200,800	253,605
Inari Amertron Bhd	246,800	145,569
IOI Corp. Bhd	215,900	172,846
Kuala Lumpur Kepong Bhd	40,012	188,647
Malayan Banking Bhd	472,177	873,540
Malaysia Airports Holdings Bhd	59,280	87,454
Maxis Bhd	201,800	177,474
MISC Bhd	115,000	176,568
MR DIY Group M Bhd (b)	217,850	74,329
Nestle Malaysia Bhd	6,000	168,398
Petronas Chemicals Group Bhd	242,300	311,937
Petronas Dagangan Bhd	26,800	127,469
Petronas Gas Bhd	68,300	244,373

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
PPB Group Bhd	55,020	$ 185,541
Press Metal Aluminium Holdings Bhd	320,900	323,885
Public Bank Bhd	1,267,900	1,046,834
QL Resources Bhd	99,200	113,918
RHB Bank Bhd	134,965	157,173
Sime Darby Bhd	266,469	117,129
Sime Darby Plantation Bhd	193,236	172,104
Telekom Malaysia Bhd	101,861	107,296
Tenaga Nasional Bhd	224,600	435,745
Top Glove Corp. Bhd (a)	471,800	82,075
		7,781,286
MEXICO — 2.8%
Alfa SAB de CV Class A	269,000	167,042
America Movil SAB de CV	2,701,621	2,929,952
Arca Continental SAB de CV	47,700	489,335
Banco del Bajio SA (b)	66,600	202,008
Cemex SAB de CV Series CPO (a)	1,289,417	909,708
Coca-Cola Femsa SAB de CV	45,535	379,881
Fibra Uno Administracion SA de CV REIT	248,958	362,902
Fomento Economico Mexicano SAB de CV	166,080	1,835,348
Gruma SAB de CV Class B	15,485	248,096
Grupo Aeroportuario del Pacifico SAB de CV Class B	32,700	585,780
Grupo Aeroportuario del Sureste SAB de CV Class B	16,835	468,431
Grupo Bimbo SAB de CV Class A	112,815	602,868
Grupo Carso SAB de CV Series A1	48,700	353,072
Grupo Financiero Banorte SAB de CV Class O	221,503	1,823,762
Grupo Financiero Inbursa SAB de CV Class O (a)	185,926	440,789
Grupo Mexico SAB de CV	285,436	1,371,551
Grupo Televisa SAB Series CPO	224,329	230,339
Industrias Penoles SAB de CV (a)	16,595	232,643
Kimberly-Clark de Mexico SAB de CV Class A	139,789	310,298
Operadora De Sites Mexicanos SAB de CV Class A, REIT	118,200	112,269
Orbia Advance Corp. SAB de CV	86,410	185,814
Promotora y Operadora de Infraestructura SAB de CV	17,330	173,275
Southern Copper Corp.	7,367	528,509
Wal-Mart de Mexico SAB de CV	480,994	1,899,240
		16,842,912
Security Description	Shares	Value
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	19,900	$ 146,265
Credicorp Ltd.	5,900	871,076
		1,017,341
PHILIPPINES — 0.6%
Aboitiz Equity Ventures, Inc.	144,350	142,390
ACEN Corp. (a)	101,295	9,927
Ayala Corp.	27,665	314,623
Ayala Land, Inc.	615,300	272,197
Bank of the Philippine Islands	167,161	330,078
BDO Unibank, Inc.	205,728	515,160
International Container Terminal Services, Inc.	87,920	324,727
JG Summit Holdings, Inc.	240,050	193,931
Jollibee Foods Corp.	41,070	178,184
Manila Electric Co.	19,990	121,453
Metropolitan Bank & Trust Co.	165,807	167,749
PLDT, Inc.	6,896	163,363
SM Investments Corp.	21,170	355,849
SM Prime Holdings, Inc.	877,900	523,918
Universal Robina Corp.	81,020	202,251
		3,815,800
POLAND — 0.8%
Allegro.eu SA (a)(b)	38,553	304,010
Bank Polska Kasa Opieki SA	15,939	435,083
CD Projekt SA	5,643	215,222
Cyfrowy Polsat SA	24,124	98,074
Dino Polska SA (a)(b)	4,256	497,610
KGHM Polska Miedz SA	12,123	335,924
LPP SA (a)	100	344,967
mBank SA (a)	1,336	133,650
PGE Polska Grupa Energetyczna SA (a)	79,882	142,739
Polski Koncern Naftowy ORLEN SA	50,518	801,286
Powszechna Kasa Oszczednosci Bank Polski SA	76,086	677,670
Powszechny Zaklad Ubezpieczen SA	52,500	509,607
Santander Bank Polska SA (a)	3,093	296,398
		4,792,240
QATAR — 0.9%
Barwa Real Estate Co.	175,564	126,213
Commercial Bank PSQC	280,937	450,969
Dukhan Bank	151,529	164,285
Industries Qatar QSC	131,144	408,034
Masraf Al Rayan QSC	483,170	342,294
Mesaieed Petrochemical Holding Co.	365,628	192,781
Ooredoo QPSC	66,664	200,358
Qatar Electricity & Water Co. QSC	37,815	180,764
Qatar Fuel QSC	51,448	241,648

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Qatar Gas Transport Co. Ltd.	208,491	$ 233,295
Qatar International Islamic Bank QSC	84,863	234,839
Qatar Islamic Bank SAQ	140,442	687,240
Qatar National Bank QPSC	394,144	1,676,460
		5,139,180
ROMANIA — 0.0% (d)
NEPI Rockcastle NV	41,159	240,685
RUSSIA — 0.0%
Alrosa PJSC (a)(c)	308,085	—
Gazprom PJSC (c)	1,420,638	—
Inter RAO UES PJSC (c)	4,533,728	—
LUKOIL PJSC (a)(c)	49,922	—
Magnit PJSC (a)(c)	9,440	—
MMC Norilsk Nickel PJSC (a)(c)	7,572	—
Mobile TeleSystems PJSC (c)	13,301	—
Mobile TeleSystems PJSC ADR (a)(c)	48,094	—
Moscow Exchange MICEX-Rates PJSC (a)(c)	172,751	—
Novatek PJSC (c)	91,850	—
Novatek PJSC GDR (a)(c)	1,745	—
Novolipetsk Steel PJSC (a)(c)	181,543	—
Ozon Holdings PLC ADR (a)(c)	7,214	—
PhosAgro PJSC (a)(c)(e)	106	—
PhosAgro PJSC GDR (a)(c)(e)	16,519	—
Polymetal International PLC (a)(c)	1,547	—
Polyus PJSC (a)(c)	4,021	—
Rosneft Oil Co. PJSC (a)(c)	140,958	—
Sberbank of Russia PJSC (a)(c)	1,296,064	—
Severstal PAO (a)(c)	25,372	—
Surgutneftegas PJSC (c)	874,000	—
Tatneft PJSC (c)	170,112	—
TCS Group Holding PLC GDR (a)(c)	14,424	—
United Co. RUSAL International PJSC (a)(c)	365,310	—
VK Co. Ltd. GDR (a)(c)	12,460	—
VTB Bank PJSC (a)(c)	380,650,000	—
X5 Retail Group NV GDR (a)(c)	14,639	—
Yandex NV Class A (a)(c)	36,719	—
		—
SAUDI ARABIA — 4.4%
ACWA Power Co.	7,567	338,250
Advanced Petrochemical Co.	11,514	136,546
Al Rajhi Bank	178,739	3,498,309
Alinma Bank	89,370	803,250
Almarai Co. JSC	23,523	381,043
Arab National Bank	61,556	434,060
Arabian Internet & Communications Services Co.	2,199	189,648
Security Description	Shares	Value
Bank AlBilad	45,145	$ 468,321
Bank Al-Jazira	38,674	189,351
Banque Saudi Fransi	54,474	608,533
Bupa Arabia for Cooperative Insurance Co.	6,835	338,224
Dallah Healthcare Co.	3,302	148,359
Dar Al Arkan Real Estate Development Co. (a)	48,811	201,612
Dr Sulaiman Al Habib Medical Services Group Co.	7,958	608,864
Elm Co.	2,221	345,842
Emaar Economic City (a)	33,807	84,705
Etihad Etisalat Co.	35,513	455,571
Jarir Marketing Co.	52,660	232,758
Mobile Telecommunications Co. Saudi Arabia (a)	39,062	147,471
Mouwasat Medical Services Co.	4,457	288,964
Nahdi Medical Co.	3,611	164,401
National Industrialization Co. Class C (a)	28,902	115,683
Rabigh Refining & Petrochemical Co. (a)	40,799	126,104
Riyad Bank	134,054	1,210,456
SABIC Agri-Nutrients Co.	21,272	738,858
Sahara International Petrochemical Co.	33,020	329,765
Saudi Arabian Mining Co. (a)	118,578	1,339,601
Saudi Arabian Oil Co. (b)	242,757	2,102,773
Saudi Aramco Base Oil Co.	4,617	169,753
Saudi Awwal Bank	91,818	934,871
Saudi Basic Industries Corp.	82,671	1,956,969
Saudi Electricity Co.	75,785	458,548
Saudi Industrial Investment Group	33,087	235,894
Saudi Investment Bank	46,833	213,704
Saudi Kayan Petrochemical Co. (a)	66,046	244,365
Saudi National Bank	268,109	2,644,286
Saudi Research & Media Group (a)	3,314	167,286
Saudi Tadawul Group Holding Co.	4,458	224,414
Saudi Telecom Co.	182,387	2,126,584
Savola Group	24,052	267,520
Yanbu National Petrochemical Co.	23,680	301,108
		25,972,624
SOUTH AFRICA — 2.9%
Absa Group Ltd.	73,712	655,466
African Rainbow Minerals Ltd.	10,373	109,032
Anglo American Platinum Ltd.	5,734	258,236
Aspen Pharmacare Holdings Ltd.	32,834	319,141
Bid Corp. Ltd.	29,163	638,008
Bidvest Group Ltd.	25,057	347,021
Capitec Bank Holdings Ltd.	7,570	628,252

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Clicks Group Ltd.	21,102	$ 291,868
Discovery Ltd. (a)	45,991	355,074
Exxaro Resources Ltd.	22,050	191,737
FirstRand Ltd.	440,129	1,597,791
Foschini Group Ltd.	28,309	141,093
Gold Fields Ltd.	77,832	1,078,041
Growthpoint Properties Ltd. REIT	309,015	190,729
Harmony Gold Mining Co. Ltd.	50,576	212,242
Impala Platinum Holdings Ltd.	74,367	493,598
Kumba Iron Ore Ltd.	6,078	142,381
Mr Price Group Ltd.	22,038	167,483
MTN Group Ltd.	147,715	1,081,292
MultiChoice Group	28,248	142,786
Naspers Ltd. Class N	17,099	3,077,678
Nedbank Group Ltd.	39,969	483,616
Northam Platinum Holdings Ltd. (a)	31,623	210,047
Old Mutual Ltd.	440,106	282,358
OUTsurance Group Ltd.	77,446	139,344
Pepkor Holdings Ltd. (b)	185,963	162,385
Remgro Ltd.	45,848	356,882
Sanlam Ltd.	154,695	477,811
Sasol Ltd.	49,640	612,723
Shoprite Holdings Ltd.	43,656	521,695
Sibanye Stillwater Ltd.	245,433	377,136
Standard Bank Group Ltd.	116,965	1,100,236
Vodacom Group Ltd.	53,974	335,081
Woolworths Holdings Ltd.	82,593	311,944
		17,490,207
SOUTH KOREA — 12.1%
Amorepacific Corp.	2,714	202,018
BGF retail Co. Ltd.	677	89,930
Celltrion Healthcare Co. Ltd.	9,287	464,963
Celltrion Pharm, Inc. (a)	1,731	100,962
Celltrion, Inc.	9,561	1,115,966
CJ CheilJedang Corp.	741	151,846
CJ Corp.	1,359	70,518
CosmoAM&T Co. Ltd. (a)	1,989	284,074
Coway Co. Ltd.	5,088	170,023
DB Insurance Co. Ltd.	3,969	225,429
Doosan Bobcat, Inc.	4,489	200,658
Doosan Enerbility Co. Ltd. (a)	38,805	536,187
Ecopro BM Co. Ltd.	4,256	809,614
E-MART, Inc.	1,904	111,485
F&F Co. Ltd.	1,596	145,475
GS Holdings Corp.	4,194	116,897
Hana Financial Group, Inc.	25,748	768,642
Hankook Tire & Technology Co. Ltd.	6,379	167,358
Hanmi Pharm Co. Ltd.	627	147,317
Hanon Systems	16,636	115,996
Hanwha Aerospace Co. Ltd.	3,068	297,134
Hanwha Solutions Corp. (a)	8,922	287,715
HD Hyundai Co. Ltd.	3,962	180,830
Security Description	Shares	Value
HD Hyundai Heavy Industries Co. Ltd. (a)	2,024	$ 203,411
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	3,677	326,867
HLB, Inc. (a)	9,831	244,080
HMM Co. Ltd.	21,151	304,134
Hotel Shilla Co. Ltd.	2,891	161,786
HYBE Co. Ltd. (a)	1,612	347,654
Hyundai Engineering & Construction Co. Ltd.	6,978	202,843
Hyundai Glovis Co. Ltd.	1,681	253,083
Hyundai Mipo Dockyard Co. Ltd. (a)	2,203	141,104
Hyundai Mobis Co. Ltd.	5,335	944,545
Hyundai Motor Co.	11,990	1,885,959
Hyundai Motor Co. Preference Shares (e)	3,265	272,696
Hyundai Motor Co. Preference Shares (e)	2,076	171,819
Hyundai Steel Co.	7,974	205,479
Industrial Bank of Korea	24,620	193,672
Kakao Corp.	27,170	1,020,503
Kakao Games Corp. (a)	3,480	87,575
KakaoBank Corp.	15,217	276,636
Kakaopay Corp. (a)	2,445	87,915
Kangwon Land, Inc.	9,107	120,602
KB Financial Group, Inc.	33,845	1,228,393
Kia Corp.	22,967	1,547,080
Korea Aerospace Industries Ltd.	6,660	270,484
Korea Electric Power Corp. (a)	22,221	347,771
Korea Investment Holdings Co. Ltd.	3,953	155,906
Korea Zinc Co. Ltd.	725	269,290
Korean Air Lines Co. Ltd.	15,918	295,297
Krafton, Inc. (a)	2,561	381,411
KT Corp.	5,953	134,757
KT&G Corp.	8,946	561,956
Kumho Petrochemical Co. Ltd.	1,617	163,508
L&F Co. Ltd.	2,147	399,591
LG Chem Ltd.	4,310	2,194,056
LG Chem Ltd. Preference Shares	695	186,709
LG Corp.	8,200	549,895
LG Display Co. Ltd. (a)	21,222	255,061
LG Electronics, Inc.	9,260	896,261
LG Energy Solution Ltd. (a)	3,059	1,289,650
LG H&H Co. Ltd.	811	283,416
LG Innotek Co. Ltd.	1,228	290,902
LG Uplus Corp.	18,332	149,579
Lotte Chemical Corp.	1,853	218,083
Lotte Energy Materials Corp.	2,005	73,917
Meritz Financial Group, Inc. (a)	9,005	285,513
Mirae Asset Securities Co. Ltd.	25,277	139,415
NAVER Corp.	11,442	1,601,707
NCSoft Corp.	1,301	292,978

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Netmarble Corp. (a)(b)	1,975	$ 74,173
NH Investment & Securities Co. Ltd. Class C	13,998	101,819
Orion Corp.	2,042	186,229
Pan Ocean Co. Ltd.	25,577	101,105
Pearl Abyss Corp. (a)	2,568	103,330
POSCO Future M Co. Ltd.	2,696	727,365
POSCO Holdings, Inc.	6,268	1,855,026
Posco International Corp.	4,813	146,494
Samsung Biologics Co. Ltd. (a)(b)	1,549	877,009
Samsung C&T Corp.	7,309	588,257
Samsung Electro-Mechanics Co. Ltd.	4,866	537,224
Samsung Electronics Co. Ltd.	417,053	22,964,286
Samsung Electronics Co. Ltd. Preference Shares	71,804	3,258,413
Samsung Engineering Co. Ltd. (a)	13,558	292,382
Samsung Fire & Marine Insurance Co. Ltd.	2,672	466,278
Samsung Heavy Industries Co. Ltd. (a)	53,239	270,881
Samsung Life Insurance Co. Ltd.	6,928	354,323
Samsung SDI Co. Ltd.	4,799	2,450,534
Samsung SDS Co. Ltd.	3,207	300,619
Samsung Securities Co. Ltd.	5,657	155,267
Shinhan Financial Group Co. Ltd.	37,386	966,511
SK Biopharmaceuticals Co. Ltd. (a)	2,887	177,907
SK Bioscience Co. Ltd. (a)	2,195	133,152
SK Hynix, Inc.	47,653	4,187,001
SK IE Technology Co. Ltd. (a)(b)	2,258	167,286
SK Innovation Co. Ltd. (a)	4,824	584,833
SK Square Co. Ltd. (a)	8,566	289,333
SK, Inc.	3,173	359,928
SKC Co. Ltd.	1,618	120,689
S-Oil Corp.	3,879	197,096
Woori Financial Group, Inc.	47,368	425,501
Yuhan Corp.	4,823	221,397
		72,317,634
TAIWAN — 15.1%
Accton Technology Corp.	44,000	494,921
Acer, Inc.	250,000	252,255
Advantech Co. Ltd.	37,002	487,157
ASE Technology Holding Co. Ltd.	266,307	947,026
Asia Cement Corp.	199,000	284,107
Asustek Computer, Inc.	61,000	617,566
AUO Corp.	567,200	340,394
Catcher Technology Co. Ltd.	56,000	315,959
Cathay Financial Holding Co. Ltd.	830,634	1,153,123
Security Description	Shares	Value
Chailease Holding Co. Ltd. (a)	131,061	$ 861,699
Chang Hwa Commercial Bank Ltd.	437,927	262,514
Cheng Shin Rubber Industry Co. Ltd.	170,000	219,597
China Airlines Ltd.	260,000	219,556
China Development Financial Holding Corp. (a)	1,393,826	555,565
China Steel Corp.	1,028,000	972,102
Chunghwa Telecom Co. Ltd.	331,000	1,239,732
Compal Electronics, Inc.	363,000	341,415
CTBC Financial Holding Co. Ltd.	1,536,040	1,228,324
Delta Electronics, Inc.	170,000	1,883,995
E Ink Holdings, Inc.	74,000	538,299
E.Sun Financial Holding Co. Ltd.	1,165,986	976,900
Eclat Textile Co. Ltd.	17,550	282,209
eMemory Technology, Inc.	6,000	429,447
Eva Airways Corp.	223,000	286,092
Evergreen Marine Corp. Taiwan Ltd.	88,300	266,181
Far Eastern New Century Corp.	268,000	288,180
Far EasTone Telecommunications Co. Ltd.	138,000	348,522
Feng TAY Enterprise Co. Ltd.	40,361	255,330
First Financial Holding Co. Ltd.	920,133	818,358
Formosa Chemicals & Fibre Corp.	306,000	659,994
Formosa Petrochemical Corp.	99,000	268,370
Formosa Plastics Corp.	333,000	917,303
Fubon Financial Holding Co. Ltd.	648,147	1,268,695
Giant Manufacturing Co. Ltd.	29,051	215,577
Global Unichip Corp.	8,000	414,066
Globalwafers Co. Ltd.	19,000	304,924
Hon Hai Precision Industry Co. Ltd.	1,088,800	3,958,591
Hotai Motor Co. Ltd.	26,000	680,406
Hua Nan Financial Holdings Co. Ltd. Class C	770,251	549,929
Innolux Corp.	787,230	387,476
Inventec Corp.	231,000	321,143
Largan Precision Co. Ltd.	9,000	617,377
Lite-On Technology Corp.	174,958	582,599
MediaTek, Inc.	133,000	2,944,067
Mega Financial Holding Co. Ltd.	971,975	1,192,888
Micro-Star International Co. Ltd.	61,000	346,859
momo.com, Inc.	6,000	132,968
Nan Ya Plastics Corp.	414,000	965,711
Nan Ya Printed Circuit Board Corp.	21,000	179,172
Nanya Technology Corp.	107,000	243,935
Nien Made Enterprise Co. Ltd.	16,000	176,365

See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Novatek Microelectronics Corp.	50,000	$ 686,508
Pegatron Corp.	173,000	416,515
PharmaEssentia Corp. (a)	20,000	218,170
Pou Chen Corp.	204,000	206,776
Powerchip Semiconductor Manufacturing Corp.	259,000	258,545
President Chain Store Corp.	50,000	454,052
Quanta Computer, Inc.	236,000	1,152,592
Realtek Semiconductor Corp.	40,000	498,745
Ruentex Development Co. Ltd.	159,596	184,761
Shanghai Commercial & Savings Bank Ltd.	333,813	487,051
Shin Kong Financial Holding Co. Ltd. (a)	1,139,741	326,448
SinoPac Financial Holdings Co. Ltd.	895,427	499,669
Synnex Technology International Corp.	107,700	200,874
Taishin Financial Holding Co. Ltd.	936,573	570,114
Taiwan Business Bank	520,000	238,350
Taiwan Cement Corp.	528,655	647,035
Taiwan Cooperative Financial Holding Co. Ltd.	853,639	770,255
Taiwan High Speed Rail Corp.	182,000	187,988
Taiwan Mobile Co. Ltd.	150,000	460,742
Taiwan Semiconductor Manufacturing Co. Ltd.	2,151,000	39,736,104
Unimicron Technology Corp.	119,000	676,713
Uni-President Enterprises Corp.	421,000	1,032,216
United Microelectronics Corp.	981,000	1,541,359
Vanguard International Semiconductor Corp.	83,000	235,713
Voltronic Power Technology Corp.	6,000	379,452
Walsin Lihwa Corp.	222,115	293,539
Wan Hai Lines Ltd.	66,470	126,558
Win Semiconductors Corp.	29,000	153,602
Winbond Electronics Corp. (a)	258,000	228,198
Wistron Corp.	227,000	662,332
Wiwynn Corp.	8,000	365,619
WPG Holdings Ltd.	137,880	242,597
Yageo Corp.	27,871	441,544
Yang Ming Marine Transport Corp. (a)	151,000	306,656
Yuanta Financial Holding Co. Ltd.	869,848	646,921
Zhen Ding Technology Holding Ltd.	57,000	192,747
		90,222,000
THAILAND — 1.9%
Advanced Info Service PCL	103,400	624,104
Airports of Thailand PCL (a)	372,900	757,264
Asset World Corp. PCL	724,900	101,001
B Grimm Power PCL	85,100	83,408
Security Description	Shares	Value
Bangkok Dusit Medical Services PCL Class F	968,000	$ 757,636
Bangkok Expressway & Metro PCL	702,399	169,384
Banpu PCL	653,100	163,022
Berli Jucker PCL	91,400	89,583
BTS Group Holdings PCL	728,284	153,031
Bumrungrad Hospital PCL	51,600	328,913
Carabao Group PCL Class F	28,300	52,282
Central Pattana PCL	174,800	322,928
Central Retail Corp. PCL	166,758	183,431
Charoen Pokphand Foods PCL	352,800	196,028
CP ALL PCL	508,300	896,030
CP Axtra PCL	193,000	191,884
Delta Electronics Thailand PCL	271,300	703,980
Electricity Generating PCL	19,900	73,246
Energy Absolute PCL	150,895	242,590
Global Power Synergy PCL Class F	64,558	98,781
Gulf Energy Development PCL	253,860	334,733
Home Product Center PCL	509,500	201,185
Indorama Ventures PCL	154,900	149,635
Intouch Holdings PCL Class F	87,700	183,043
Kasikornbank PCL	55,100	201,254
Krung Thai Bank PCL	319,600	174,876
Krungthai Card PCL	82,100	114,623
Land & Houses PCL	718,253	171,181
Minor International PCL	290,395	280,525
Muangthai Capital PCL	67,400	74,614
Osotspa PCL	123,300	103,460
PTT Exploration & Production PCL	120,700	510,647
PTT Global Chemical PCL	205,700	216,114
PTT Oil & Retail Business PCL	257,100	153,731
PTT PCL	869,900	821,933
Ratch Group PCL	105,800	106,680
SCB X PCL	76,500	229,791
SCG Packaging PCL	122,100	128,282
Siam Cement PCL	67,854	616,246
Srisawad Corp. PCL	59,300	79,028
Thai Oil PCL	111,540	139,209
True Corp. PCL	945,274	174,631
		11,353,947
TURKEY — 0.6%
Akbank TAS	268,878	208,528
Aselsan Elektronik Sanayi Ve Ticaret AS	63,113	132,058
BIM Birlesik Magazalar AS	39,334	257,188
Eregli Demir ve Celik Fabrikalari TAS (a)	129,668	183,671
Ford Otomotiv Sanayi AS	6,027	175,932
Haci Omer Sabanci Holding AS	94,102	166,182
Hektas Ticaret TAS (a)	106,564	122,983
KOC Holding AS	65,705	262,576
Koza Altin Isletmeleri AS	84,000	80,414

See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Pegasus Hava Tasimaciligi AS (a)	4,232	$ 100,290
Sasa Polyester Sanayi AS (a)	97,040	211,984
Tofas Turk Otomobil Fabrikasi AS	11,399	110,738
Turk Hava Yollari AO (a)	47,798	355,309
Turkcell Iletisim Hizmetleri AS	110,838	154,331
Turkiye Is Bankasi AS Class C	323,024	173,624
Turkiye Petrol Rafinerileri AS	81,662	250,583
Turkiye Sise ve Cam Fabrikalari AS	118,629	202,676
Yapi ve Kredi Bankasi AS	272,187	135,721
		3,284,788
UNITED ARAB EMIRATES — 1.3%
Abu Dhabi Commercial Bank PJSC	254,389	561,684
Abu Dhabi Islamic Bank PJSC	125,857	364,579
Abu Dhabi National Oil Co. for Distribution PJSC	270,180	286,874
Aldar Properties PJSC	334,361	467,625
Americana Restaurants International PLC	230,454	265,398
Dubai Islamic Bank PJSC	250,943	375,107
Emaar Properties PJSC	577,300	1,014,720
Emirates NBD Bank PJSC	164,772	670,733
Emirates Telecommunications Group Co. PJSC	303,334	1,861,340
First Abu Dhabi Bank PJSC	385,156	1,435,457
Multiply Group PJSC (a)	338,917	293,710
		7,597,227
UNITED KINGDOM — 0.0% (d)
Pepco Group NV (a)	13,042	118,269
UNITED STATES — 0.1%
JBS SA	67,100	242,862
Legend Biotech Corp. ADR (a)	5,000	345,150
Parade Technologies Ltd.	7,000	242,656
		830,668
TOTAL COMMON STOCKS (Cost $472,607,593)		570,980,179

PREFERRED STOCKS — 0.0%
RUSSIA — 0.0%
Surgutneftegas PJSC (c)	807,200	—
TOTAL PREFERRED STOCKS (Cost $464,774)		0
WARRANTS — 2.7%
SWITZERLAND — 2.7%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 8/31/27) (a)	5,200	6,575,296
Security Description	Shares	Value
UBS AG (expiring 06/04/27) (a)	4,202	$ 5,085,853
UBS AG (expiring 11/26/27) (a)	3,600	4,229,244
		15,890,393
THAILAND — 0.0% (d)
Srisawad Corp. PCL (expiring 08/29/25) (a)	3,196	247
TOTAL WARRANTS (Cost $15,894,439)		15,890,640
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (f)(g)	5,683,159	5,684,296
State Street Navigator Securities Lending Portfolio II (h)(i)	2,208,753	2,208,753
TOTAL SHORT-TERM INVESTMENTS (Cost $7,893,049)		7,893,049
TOTAL INVESTMENTS — 99.5% (Cost $496,859,855)		594,763,868
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		2,772,518
NET ASSETS — 100.0%		$ 597,536,386
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.9% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $32,253, representing less than 0.05% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	219	09/15/2023	$11,000,926	$10,927,005	$(73,921)

During the period ended June 30, 2023, average notional value related to futures contracts was $14,602,091.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$76,725,852	$494,222,074	$32,253	$570,980,179
Preferred Stocks	—	—	0(a)	0
Warrants	247	15,890,393	—	15,890,640
Short-Term Investments	7,893,049	—	—	7,893,049
TOTAL INVESTMENTS	$84,619,148	$ 510,112,467	$32,253	$594,763,868
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$ (73,921)	$ —	$ —	$ (73,921)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (73,921)	$ —	$ —	$ (73,921)
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2023.
Top Five Sectors as of June 30, 2023

Description	% of Net Assets
Financials	23.8%
Information Technology	20.3
Consumer Discretionary	12.8
Communication Services	9.5
Materials	7.7
TOTAL	74.1%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,947,839	$3,948,629	$64,384,284	$62,647,397	$(948)	$(272)	5,683,159	$5,684,296	$272,872
State Street Navigator Securities Lending Portfolio II	4,286,913	4,286,913	15,326,369	17,404,529	—	—	2,208,753	2,208,753	39,860
Total		$8,235,542	$79,710,653	$80,051,926	$(948)	$(272)		$7,893,049	$312,732
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$586,870,819
Investments in affiliated issuers, at value	7,893,049
Total Investments	594,763,868
Foreign currency, at value	1,452,724
Net cash at broker	466,477
Cash	44
Receivable for investments sold	947,895
Receivable for fund shares sold	2,461,461
Dividends receivable — unaffiliated issuers	2,922,235
Dividends receivable — affiliated issuers	38,945
Securities lending income receivable — unaffiliated issuers	7,763
Securities lending income receivable — affiliated issuers	1,695
Receivable from Adviser	67,101
Receivable for foreign taxes recoverable	10,562
Other receivable	15
TOTAL ASSETS	603,140,785
LIABILITIES
Payable upon return of securities loaned	2,208,753
Payable for fund shares repurchased	389,283
Payable to broker – accumulated variation margin on open futures contracts	73,320
Deferred foreign taxes payable	2,562,308
Advisory fee payable	71,681
Custodian fees payable	170,581
Administration fees payable	25,602
Trustees’ fees and expenses payable	207
Transfer agent fees payable	9,127
Registration and filing fees payable	293
Professional fees payable	247
Printing and postage fees payable	43,168
Accrued expenses and other liabilities	49,829
TOTAL LIABILITIES	5,604,399
NET ASSETS	$597,536,386
NET ASSETS CONSIST OF:
Paid-in Capital	$587,395,293
Total distributable earnings (loss)**	10,141,093
NET ASSETS	$597,536,386
Class K
Net Assets	$597,536,386
Shares Outstanding	9,744,556
Net asset value, offering and redemption price per share	$ 61.32
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$488,966,806
Investments in affiliated issuers	7,893,049
Total cost of investments	$496,859,855
Foreign currency, at cost	$ 1,456,192
* Includes investments in securities on loan, at value	$ 9,729,212
** Includes deferred foreign taxes	$ 2,562,308
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 11,800,112
Dividend income — affiliated issuers	272,872
Unaffiliated securities lending income	21,334
Affiliated securities lending income	39,860
Foreign taxes withheld	(1,222,113)
TOTAL INVESTMENT INCOME (LOSS)	10,912,065
EXPENSES
Advisory fee	429,811
Administration fees	153,504
Custodian fees	264,722
Trustees’ fees and expenses	14,098
Transfer agent fees	17,710
Registration and filing fees	19,388
Professional fees	26,794
Printing and postage fees	7,824
Insurance expense	1,163
Interest expense	1,719
Miscellaneous expenses	59,803
TOTAL EXPENSES	996,536
Expenses waived/reimbursed by the Adviser	(467,420)
NET EXPENSES	529,116
NET INVESTMENT INCOME (LOSS)	$ 10,382,949
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(15,540,480)
Investments — affiliated issuers	(948)
Foreign currency transactions	(1,210,370)
Futures contracts	(20,687)
Net realized gain (loss)	(16,772,485)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	36,691,325
Investments — affiliated issuers	(272)
Foreign currency translations	(19,224)
Futures contracts	190,900
Net change in unrealized appreciation/depreciation	36,862,729
NET REALIZED AND UNREALIZED GAIN (LOSS)	20,090,244
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 30,473,193
* Includes foreign capital gain taxes	$ (295,651)
** Includes foreign deferred taxes	$ (2,562,308)
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 10,382,949	$ 22,644,658
Net realized gain (loss)	(16,772,485)	(38,257,483)
Net change in unrealized appreciation/depreciation	36,862,729	(176,652,924)
Net increase (decrease) in net assets resulting from operations	30,473,193	(192,265,749)
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	—	(22,815,337)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	63,636,602	306,444,591
Reinvestment of distributions	—	22,391,737
Cost of shares redeemed	(93,086,029)	(435,454,448)
Net increase (decrease) in net assets from beneficial interest transactions	(29,449,427)	(106,618,120)
Net increase (decrease) in net assets during the period	1,023,766	(321,699,206)
Net assets at beginning of period	596,512,620	918,211,826
NET ASSETS AT END OF PERIOD	$597,536,386	$ 596,512,620
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	1,043,088	4,715,134
Reinvestment of distributions	—	382,242
Shares redeemed	(1,526,158)	(6,955,931)
Net increase (decrease) from share transactions	(483,070)	(1,858,555)
See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 58.32	$ 75.97	$ 79.69	$ 68.70	$ 59.80	$ 72.30
Income (loss) from investment operations:
Net investment income (loss) (b)	1.02	1.97	1.65	1.28	2.00	1.60
Net realized and unrealized gain (loss)	1.98	(17.35)	(3.89)	11.18	8.85	(12.30)
Total from investment operations	3.00	(15.38)	(2.24)	12.46	10.85	(10.70)
Distributions to shareholders from:
Net investment income	—	(2.27)	(1.48)	(1.47)	(1.95)	(1.35)
Net realized gains	—	—	—	—	—	(0.45)
Total distributions	—	(2.27)	(1.48)	(1.47)	(1.95)	(1.80)
Net asset value, end of period	$ 61.32	$ 58.32	$ 75.97	$ 79.69	$ 68.70	$ 59.80
Total return (c)	5.14%	(20.25)%	(2.80)%	18.18%	18.13%	(14.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$597,536	$596,513	$918,212	$879,295	$743,712	$580,430
Ratios to Average Net Assets:
Total expenses	0.32%(d)	0.33%	0.30%	0.31%	0.33%	0.33%
Net expenses	0.17%(d)	0.17%	0.17%	0.17%	0.17%	0.17%
Net investment income (loss)	3.38%(d)	3.03%	2.02%	1.94%	3.10%	2.36%
Portfolio turnover rate	3%(e)	19%	11%	13%	13%	7%
(a)	On April 17, 2020, the State Street Emerging Markets Equity Index Fund underwent a 1-for-5 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class A	Not Commenced	Diversified
	Class I	Not Commenced	Diversified
	Class K	December 21, 2015	Diversified
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2023, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

The following tables summarize the value of the Fund's derivative instruments as of June 30, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$73,320	$—	$73,320
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$(20,687)	$—	$(20,687)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$190,900	$—	$190,900
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated, through April 30, 2024 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with the approval of the Board. For the period ended June 30, 2023, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $467,420.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of June 30, 2023, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10% ) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2023, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2023 were as follows:
	Purchases	Sales
State Street Emerging Markets Equity Index Fund	$15,662,750	$44,209,319
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year.
Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Emerging Markets Equity Index Fund	$516,484,361	$169,046,236	$90,840,650	$78,205,586
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2023, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Emerging Markets Equity Index Fund	$ 9,729,212	$ 2,208,753	$ 8,003,276	$ 10,212,029
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2023:
		Remaining Contractual Maturity of the Agreements as of June 30, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Emerging Markets Equity Index Fund	Common Stocks	$2,208,753	$—	$—	$—	$2,208,753	$2,208,753
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

9.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2023.
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Fund. Sanctions, or the threat of new or modified sanctions, could impairthe ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government counter measures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Emerging Markets Equity Index Fund	0.17%	$1,051.40	$0.86	$1,024.00	$0.85
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the "Program"). SSGA FM has been designated by the Board to administer the Fund's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2021 through December 31, 2022. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund’s proxy voting policies and procedures that are used by the Fund's investment Adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedule of Investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Emerging Markets Equity Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
__________________________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Emerging Markets Equity Index Fund. The Board noted the limited size of the Performance Group. The Board considered that the Fund’s performance was above the median of its Performance Universe 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Emerging Markets Equity Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
41

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Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston,  MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITEMMKTSSAR

Semi-Annual Report
June 30, 2023
State Street Institutional Investment Trust
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

PORTFOLIO STATISTICS (UNAUDITED)
The Target Retirement Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund, Target Retirement 2060 Fund and Target Retirement 2065 Fund are referred to individually as a “Fund” and collectively as the “Target Retirement Funds” or the “Funds”.
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) invests the assets of each Target Retirement Fund into underlying funds according to a proprietary asset allocation strategy. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is intended. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns than a Fund that is intended for investors who are in their retirement years.
State Street Target Retirement Fund
                            Asset Allocation as of June 30, 2023 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	46.6%
Domestic Equity	18.7
Inflation Linked	18.0
International Equity	11.6
Real Estate	5.0
Short Term Investments	5.4
Liabilities in Excess of Other Assets	(5.3)
TOTAL	100.0%
See accompanying notes to financial statements.
1

State Street Target Retirement 2020 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2023 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	42.8%
Domestic Equity	20.9
Inflation Linked	17.9
International Equity	13.1
Real Estate	5.1
Short Term Investments	7.1
Liabilities in Excess of Other Assets	(6.9)
TOTAL	100.0%
See accompanying notes to financial statements.
2

State Street Target Retirement 2025 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2023 (as a percentage of Net Assets)

% of Net Assets
Domestic Fixed Income	32.7%
Domestic Equity	28.7
International Equity	18.6
Inflation Linked	15.4
Real Estate	4.3
Short Term Investments	5.6
Liabilities in Excess of Other Assets	(5.3)
TOTAL	100.0%
See accompanying notes to financial statements.
3

State Street Target Retirement 2030 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2023 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	36.6%
Domestic Fixed Income	28.9
International Equity	25.7
Inflation Linked	6.7
Real Estate	1.8
Short Term Investments	1.7
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
See accompanying notes to financial statements.
4

State Street Target Retirement 2035 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2023 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	41.6%
International Equity	30.5
Domestic Fixed Income	27.7
Short Term Investments	0.9
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
See accompanying notes to financial statements.
5

State Street Target Retirement 2040 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2023 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	45.9%
International Equity	33.7
Domestic Fixed Income	20.2
Short Term Investments	0.5
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
See accompanying notes to financial statements.
6

State Street Target Retirement 2045 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2023 (as a percentage of Net Assets)

		% of Net Assets
	Domestic Equity	48.9%
	International Equity	35.8
	Domestic Fixed Income	15.0
	Short Term Investments	0.3
	Liabilities in Excess of Other Assets	(0.0)*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
7

State Street Target Retirement 2050 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2023 (as a percentage of Net Assets)

		% of Net Assets
	Domestic Equity	51.7%
	International Equity	37.9
	Domestic Fixed Income	10.1
	Short Term Investments	0.3
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
8

State Street Target Retirement 2055 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2023 (as a percentage of Net Assets)

		% of Net Assets
	Domestic Equity	52.0%
	International Equity	38.1
	Domestic Fixed Income	9.6
	Short Term Investments	0.3
	Liabilities in Excess of Other Assets	(0.0)*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
9

State Street Target Retirement 2060 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2023 (as a percentage of Net Assets)

		% of Net Assets
	Domestic Equity	51.9%
	International Equity	38.0
	Domestic Fixed Income	9.7
	Short Term Investments	0.4
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
10

State Street Target Retirement 2065 Fund
PORTFOLIO STATISTICS (UNAUDITED)
Asset Allocation as of June 30, 2023 (as a percentage of Net Assets)

% of Net Assets
Domestic Equity	51.7%
International Equity	37.9
Domestic Fixed Income	9.7
Short Term Investments	0.4
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 18.7%
State Street Equity 500 Index II Portfolio	253,290	$ 103,048,638
State Street Small/Mid Cap Equity Index Portfolio	74,982	19,484,786
		122,533,424
DOMESTIC FIXED INCOME — 46.6%
SPDR Bloomberg High Yield Bond ETF (b)	499,757	45,992,636
SPDR Portfolio Short Term Corporate Bond ETF	884,368	26,035,794
SPDR Portfolio Short Term Treasury ETF (b)	3,573,906	102,892,754
State Street Aggregate Bond Index Portfolio	1,472,973	130,299,182
		305,220,366
INFLATION LINKED — 18.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	6,369,344	117,578,090
INTERNATIONAL EQUITY — 11.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	690,488	75,919,163
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	802,954	32,977,321
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $684,204,810)		654,228,364
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (c)(d)	286,161	$ 286,161
State Street Navigator Securities Lending Portfolio II (a)(e)	35,424,264	35,424,264
TOTAL SHORT-TERM INVESTMENTS (Cost $35,710,425)		$ 35,710,425
TOTAL INVESTMENTS — 105.3% (Cost $719,915,235)		689,938,789
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(34,884,568)
NET ASSETS — 100.0%		$ 655,054,221
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$654,228,364	$—	$—	$654,228,364
Short-Term Investments	35,710,425	—	—	35,710,425
TOTAL INVESTMENTS	$689,938,789	$—	$—	$689,938,789
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	5,817,678	$107,336,159	$ 13,881,621	$ 3,582,590	$ (182,746)	$ 125,646	6,369,344	$ 117,578,090	$1,802,981
SPDR Bloomberg High Yield Bond ETF	470,311	42,327,990	4,365,874	1,669,681	(329,112)	1,297,565	499,757	45,992,636	1,198,077
SPDR Dow Jones Global Real Estate ETF	739,733	30,255,080	4,141,739	1,553,146	298,211	(164,563)	802,954	32,977,321	523,564
SPDR Portfolio Short Term Corporate Bond ETF	811,155	23,831,734	3,431,129	1,267,294	54,531	(14,306)	884,368	26,035,794	375,345
SPDR Portfolio Short Term Treasury ETF	3,258,176	94,128,705	14,846,851	5,673,467	(330,258)	(79,077)	3,573,906	102,892,754	1,319,632
State Street Aggregate Bond Index Portfolio	1,360,309	119,108,667	14,148,592	4,137,809	(593,343)	1,773,075	1,472,973	130,299,182	1,564,082
State Street Equity 500 Index II Portfolio	270,595	94,183,377	6,090,000	13,107,513	5,815,830	10,066,944	253,290	103,048,638	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	686,917	68,932,082	5,087,225	4,723,113	1,183,797	5,439,172	690,488	75,919,163	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,262,531	2,262,531	60,137,942	62,114,312	—	—	286,161	286,161	41,492
State Street Navigator Securities Lending Portfolio II	5,800,100	5,800,100	724,323,866	694,699,702	—	—	35,424,264	35,424,264	72,301
State Street Small/Mid Cap Equity Index Portfolio	77,564	17,875,313	800,000	1,470,000	534,409	1,745,064	74,982	19,484,786	—
Total		$606,041,738	$851,254,839	$793,998,627	$6,451,319	$20,189,520		$689,938,789	$6,897,474
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 20.9%
State Street Equity 500 Index II Portfolio	387,884	$ 157,806,655
State Street Small/Mid Cap Equity Index Portfolio	119,092	30,947,313
		188,753,968
DOMESTIC FIXED INCOME — 42.8%
SPDR Bloomberg High Yield Bond ETF (b)	686,988	63,223,505
SPDR Portfolio Short Term Corporate Bond ETF	925,727	27,253,403
SPDR Portfolio Short Term Treasury ETF (b)	3,714,782	106,948,574
State Street Aggregate Bond Index Portfolio	2,133,744	188,750,995
		386,176,477
INFLATION LINKED — 17.9%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	8,747,941	161,486,991
INTERNATIONAL EQUITY — 13.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,073,294	118,008,706
REAL ESTATE — 5.1%
SPDR Dow Jones Global Real Estate ETF (b)	1,109,813	45,580,020
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $934,368,181)		900,006,162
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (c)(d)	395,247	$ 395,247
State Street Navigator Securities Lending Portfolio II (a)(e)	63,110,559	63,110,559
TOTAL SHORT-TERM INVESTMENTS (Cost $63,505,806)		$ 63,505,806
TOTAL INVESTMENTS — 106.9% (Cost $997,873,987)		963,511,968
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(61,784,265)
NET ASSETS — 100.0%		$ 901,727,703
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$900,006,162	$—	$—	$900,006,162
Short-Term Investments	63,505,806	—	—	63,505,806
TOTAL INVESTMENTS	$ 963,511,968	$—	$—	$ 963,511,968
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	8,273,632	$152,648,510	$ 14,048,218	$ 5,212,832	$ (70,539)	$ 73,634	8,747,941	$161,486,991	$2,535,757
SPDR Bloomberg High Yield Bond ETF	668,138	60,132,420	4,447,117	2,715,751	(493,989)	1,853,708	686,988	63,223,505	1,687,335
SPDR Dow Jones Global Real Estate ETF	1,050,807	42,978,006	4,855,355	2,414,867	(494,221)	655,747	1,109,813	45,580,020	726,365
SPDR Portfolio Short Term Corporate Bond ETF	791,506	23,254,446	4,541,014	580,274	(9,578)	47,795	925,727	27,253,403	374,883
SPDR Portfolio Short Term Treasury ETF	3,157,513	91,220,551	23,775,020	7,609,046	(419,865)	(18,086)	3,714,782	106,948,574	1,313,452
State Street Aggregate Bond Index Portfolio	2,055,317	179,963,571	14,225,559	7,261,452	(723,332)	2,546,649	2,133,744	188,750,995	2,339,247
State Street Equity 500 Index II Portfolio	443,382	154,323,478	5,550,000	27,470,178	8,428,205	16,975,150	387,884	157,806,655	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,145,581	114,958,995	5,838,028	13,757,737	3,770,053	7,199,367	1,073,294	118,008,706	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,100,349	3,100,349	80,662,093	83,367,195	—	—	395,247	395,247	47,879
State Street Navigator Securities Lending Portfolio II	16,506,800	16,506,800	716,176,810	669,573,051	—	—	63,110,559	63,110,559	60,485
State Street Small/Mid Cap Equity Index Portfolio	133,335	30,728,464	680,000	4,250,000	177,356	3,611,493	119,092	30,947,313	—
Total		$869,815,590	$874,799,214	$824,212,383	$10,164,090	$32,945,457		$ 963,511,968	$9,085,403
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 28.7%
State Street Equity 500 Index II Portfolio	1,057,693	$ 430,311,722
State Street Small/Mid Cap Equity Index Portfolio	364,850	94,809,888
		525,121,610
DOMESTIC FIXED INCOME — 32.7%
SPDR Bloomberg High Yield Bond ETF (b)	1,346,931	123,958,060
SPDR Portfolio Long Term Treasury ETF (b)	905,396	27,071,341
SPDR Portfolio Short Term Corporate Bond ETF	535,344	15,760,527
SPDR Portfolio Short Term Treasury ETF (b)	2,062,627	59,383,031
State Street Aggregate Bond Index Portfolio	4,198,239	371,376,228
		597,549,187
INFLATION LINKED — 15.4%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	15,264,415	281,781,101
INTERNATIONAL EQUITY — 18.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,096,737	340,486,274
REAL ESTATE — 4.3%
SPDR Dow Jones Global Real Estate ETF (b)	1,906,211	78,288,086
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,877,229,009)		1,823,226,258
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (c)(d)	2,556,431	$ 2,556,431
State Street Navigator Securities Lending Portfolio II (a)(e)	99,357,896	99,357,896
TOTAL SHORT-TERM INVESTMENTS (Cost $101,914,327)		$ 101,914,327
TOTAL INVESTMENTS — 105.3% (Cost $1,979,143,336)		1,925,140,585
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(97,397,851)
NET ASSETS — 100.0%		$ 1,827,742,734
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,823,226,258	$—	$—	$1,823,226,258
Short-Term Investments	101,914,327	—	—	101,914,327
TOTAL INVESTMENTS	$1,925,140,585	$—	$—	$1,925,140,585
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	12,920,261	$ 238,378,816	$ 45,122,841	$ 1,399,974	$ (95,808)	$ (224,774)	15,264,415	$ 281,781,101	$ 4,181,020
SPDR Bloomberg High Yield Bond ETF	1,230,174	110,715,660	13,263,294	2,566,275	(365,996)	2,911,377	1,346,931	123,958,060	3,184,425
SPDR Dow Jones Global Real Estate ETF	1,607,015	65,726,914	14,406,286	2,091,613	(453,284)	699,783	1,906,211	78,288,086	1,170,303
SPDR Portfolio Intermediate Term Treasury ETF	343,119	9,689,681	500,415	10,396,255	(418,152)	624,311	—	—	40,907
SPDR Portfolio Long Term Treasury ETF	779,970	22,642,529	7,336,459	3,447,875	(1,792,004)	2,332,232	905,396	27,071,341	350,555
SPDR Portfolio Short Term Corporate Bond ETF	396,337	11,644,381	4,101,833	—	—	14,313	535,344	15,760,527	197,609
SPDR Portfolio Short Term Treasury ETF	1,500,728	43,356,032	21,671,595	5,371,749	(281,579)	8,732	2,062,627	59,383,031	661,085
State Street Aggregate Bond Index Portfolio	3,782,953	331,235,396	40,368,843	3,470,535	(406,633)	3,649,157	4,198,239	371,376,228	4,405,140
State Street Equity 500 Index II Portfolio	1,128,439	392,764,383	21,106,377	50,004,664	15,311,231	51,134,395	1,057,693	430,311,722	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,126,177	313,711,813	23,584,633	27,106,423	1,825,919	28,470,332	3,096,737	340,486,274	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,745,254	5,745,254	147,053,991	150,242,814	—	—	2,556,431	2,556,431	105,418
State Street Navigator Securities Lending Portfolio II	28,517,300	28,517,300	1,101,146,249	1,030,305,653	—	—	99,357,896	99,357,896	132,897
State Street Small/Mid Cap Equity Index Portfolio	383,709	88,429,576	3,000,000	7,800,000	362,721	10,817,591	364,850	94,809,888	—
Total		$1,662,557,735	$1,442,662,816	$1,294,203,830	$13,686,415	$100,437,449		$1,925,140,585	$14,429,359
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 36.6%
State Street Equity 500 Index II Portfolio	1,761,739	$ 716,745,727
State Street Small/Mid Cap Equity Index Portfolio	689,303	179,122,309
		895,868,036
DOMESTIC FIXED INCOME — 28.9%
SPDR Bloomberg High Yield Bond ETF (b)	1,542,558	141,961,613
SPDR Portfolio Long Term Treasury ETF	5,072,185	151,658,331
State Street Aggregate Bond Index Portfolio	4,678,726	413,880,149
		707,500,093
INFLATION LINKED — 6.7%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	8,855,393	163,470,555
INTERNATIONAL EQUITY — 25.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,712,339	628,071,623
REAL ESTATE — 1.8%
SPDR Dow Jones Global Real Estate ETF (b)	1,046,353	42,973,718
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,457,237,562)		2,437,884,025
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (c)(d)	4,196,306	4,196,306
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	38,168,122	$ 38,168,122
TOTAL SHORT-TERM INVESTMENTS (Cost $42,364,428)		$ 42,364,428
TOTAL INVESTMENTS — 101.4% (Cost $2,499,601,990)		2,480,248,453
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(35,297,626)
NET ASSETS — 100.0%		$ 2,444,950,827
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,437,884,025	$—	$—	$2,437,884,025
Short-Term Investments	42,364,428	—	—	42,364,428
TOTAL INVESTMENTS	$2,480,248,453	$—	$—	$2,480,248,453
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	6,335,035	$ 116,881,396	$ 47,169,192	$ 99,753	$ (10,121)	$ (470,159)	8,855,393	$ 163,470,555	$ 2,262,794
SPDR Bloomberg High Yield Bond ETF	1,292,315	116,308,350	23,571,494	597,849	(90,016)	2,769,634	1,542,558	141,961,613	3,502,301
SPDR Dow Jones Global Real Estate ETF	748,664	30,620,357	13,176,106	896,012	40,685	32,582	1,046,353	42,973,718	590,317
SPDR Portfolio Intermediate Term Treasury ETF	1,492,852	42,158,141	3,505,061	46,545,018	(3,052,067)	3,933,883	—	—	182,325
SPDR Portfolio Long Term Treasury ETF	3,251,670	94,395,980	70,076,629	14,858,388	(7,390,506)	9,434,616	5,072,185	151,658,331	1,639,793
State Street Aggregate Bond Index Portfolio	3,786,628	331,557,133	82,305,226	2,894,364	(255,519)	3,167,673	4,678,726	413,880,149	4,643,432
State Street Equity 500 Index II Portfolio	1,732,308	602,947,252	70,299,662	63,058,572	21,872,297	84,685,088	1,761,739	716,745,727	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,309,254	532,783,617	69,558,300	26,922,767	1,965,126	50,687,347	5,712,339	628,071,623	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,696,145	6,696,145	181,386,791	183,886,630	—	—	4,196,306	4,196,306	159,471
State Street Navigator Securities Lending Portfolio II	2,733,800	2,733,800	897,003,108	861,568,786	—	—	38,168,122	38,168,122	144,706
State Street Small/Mid Cap Equity Index Portfolio	668,792	154,129,682	15,524,724	10,700,000	464,135	19,703,768	689,303	179,122,309	—
Total		$2,031,211,853	$1,473,576,293	$1,212,028,139	$13,544,014	$173,944,432		$2,480,248,453	$13,125,139
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 41.6%
State Street Equity 500 Index II Portfolio	1,855,988	$ 755,090,156
State Street Small/Mid Cap Equity Index Portfolio	827,848	215,124,545
		970,214,701
DOMESTIC FIXED INCOME — 27.7%
SPDR Bloomberg High Yield Bond ETF (b)	1,007,492	92,719,489
SPDR Portfolio Long Term Treasury ETF	7,550,105	225,748,139
State Street Aggregate Bond Index Portfolio	3,707,147	327,934,229
		646,401,857
INTERNATIONAL EQUITY — 30.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,473,609	711,773,348
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,301,938,190)		2,328,389,906
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (c)(d)	5,313,688	$ 5,313,688
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	17,216,809	$ 17,216,809
TOTAL SHORT-TERM INVESTMENTS (Cost $22,530,497)		$ 22,530,497
TOTAL INVESTMENTS — 100.7% (Cost $2,324,468,687)		2,350,920,403
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(17,122,334)
NET ASSETS — 100.0%		$ 2,333,798,069
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,328,389,906	$—	$—	$2,328,389,906
Short-Term Investments	22,530,497	—	—	22,530,497
TOTAL INVESTMENTS	$2,350,920,403	$—	$—	$2,350,920,403
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
SPDR Bloomberg High Yield Bond ETF	792,819	$ 71,353,710	$ 19,908,955	$ 200,426	$ (1,874)	$ 1,659,124	1,007,492	$ 92,719,489	$2,188,360
SPDR Portfolio Intermediate Term Treasury ETF	1,993,889	56,307,425	4,604,290	62,096,796	(5,004,367)	6,189,448	—	—	242,736
SPDR Portfolio Long Term Treasury ETF	4,399,864	127,728,052	104,393,831	8,986,727	(4,550,175)	7,163,158	7,550,105	225,748,139	2,284,813
State Street Aggregate Bond Index Portfolio	2,974,986	260,489,780	66,176,690	1,000,001	(81,730)	2,349,490	3,707,147	327,934,229	3,639,111
State Street Equity 500 Index II Portfolio	1,771,060	616,435,237	72,827,270	44,364,806	18,533,485	91,658,970	1,855,988	755,090,156	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,802,214	582,252,234	84,475,536	13,101,369	2,146,264	56,000,683	6,473,609	711,773,348	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,723,726	6,723,726	164,588,194	165,998,232	—	—	5,313,688	5,313,688	159,209
State Street Navigator Securities Lending Portfolio II	—	—	671,858,983	654,642,174	—	—	17,216,809	17,216,809	67,958
State Street Small/Mid Cap Equity Index Portfolio	780,015	179,762,155	19,614,378	8,099,998	1,340,215	22,507,795	827,848	215,124,545	—
Total		$1,901,052,319	$1,208,448,127	$958,490,529	$12,381,818	$187,528,668		$2,350,920,403	$8,582,187
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 45.9%
State Street Equity 500 Index II Portfolio	1,794,139	$ 729,927,573
State Street Small/Mid Cap Equity Index Portfolio	917,217	238,348,016
		968,275,589
DOMESTIC FIXED INCOME — 20.2%
SPDR Bloomberg High Yield Bond ETF (b)	111,463	10,257,940
SPDR Portfolio Long Term Treasury ETF (b)	6,818,016	203,858,678
State Street Aggregate Bond Index Portfolio	2,411,766	213,344,807
		427,461,425
INTERNATIONAL EQUITY — 33.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,461,332	710,423,481
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,056,579,113)		2,106,160,495
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (c)(d)	5,311,993	$ 5,311,993
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	5,181,863	$ 5,181,863
TOTAL SHORT-TERM INVESTMENTS (Cost $10,493,856)		$ 10,493,856
TOTAL INVESTMENTS — 100.3% (Cost $2,067,072,969)		2,116,654,351
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(6,639,770)
NET ASSETS — 100.0%		$ 2,110,014,581
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,106,160,495	$—	$—	$2,106,160,495
Short-Term Investments	10,493,856	—	—	10,493,856
TOTAL INVESTMENTS	$ 2,116,654,351	$—	$—	$ 2,116,654,351
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
SPDR Bloomberg High Yield Bond ETF	—	$ —	$ 10,267,552	$ —	$ —	$ (9,612)	111,463	$ 10,257,940	$ 79,011
SPDR Portfolio Intermediate Term Treasury ETF	1,774,889	50,122,865	4,603,528	55,773,543	(4,142,196)	5,189,346	—	—	217,996
SPDR Portfolio Long Term Treasury ETF	3,917,461	113,723,893	106,445,457	18,595,622	(8,175,336)	10,460,286	6,818,016	203,858,678	2,052,249
State Street Aggregate Bond Index Portfolio	1,924,772	168,533,020	44,968,552	1,600,001	(202,301)	1,645,537	2,411,766	213,344,807	2,367,750
State Street Equity 500 Index II Portfolio	1,684,296	586,236,239	83,419,399	45,142,167	18,429,705	86,984,397	1,794,139	729,927,573	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,704,461	572,442,667	94,955,110	14,071,276	2,282,926	54,814,054	6,461,332	710,423,481	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,519,088	5,519,088	155,306,913	155,514,008	—	—	5,311,993	5,311,993	139,624
State Street Navigator Securities Lending Portfolio II	8,617,679	8,617,679	329,858,835	333,294,651	—	—	5,181,863	5,181,863	7,596
State Street Small/Mid Cap Equity Index Portfolio	850,939	196,107,409	26,730,807	10,573,542	1,115,587	24,967,755	917,217	238,348,016	—
Total		$1,701,302,860	$856,556,153	$634,564,810	$ 9,308,385	$184,051,763		$2,116,654,351	$4,864,226
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 48.9%
State Street Equity 500 Index II Portfolio	1,639,942	$ 667,194,105
State Street Small/Mid Cap Equity Index Portfolio	967,208	251,338,523
		918,532,628
DOMESTIC FIXED INCOME — 15.0%
SPDR Portfolio Long Term Treasury ETF (b)	6,053,767	181,007,633
State Street Aggregate Bond Index Portfolio	1,151,258	101,840,281
		282,847,914
INTERNATIONAL EQUITY — 35.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,128,913	673,874,054
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,820,788,570)		1,875,254,596
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (c)(d)	5,454,237	5,454,237
State Street Navigator Securities Lending Portfolio II (a)(e)	674,575	674,575
TOTAL SHORT-TERM INVESTMENTS (Cost $6,128,812)		$ 6,128,812
TOTAL INVESTMENTS — 100.0% (Cost $1,826,917,382)		1,881,383,408
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%(f)		(758,503)
NET ASSETS — 100.0%		$ 1,880,624,905

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,875,254,596	$—	$—	$1,875,254,596
Short-Term Investments	6,128,812	—	—	6,128,812
TOTAL INVESTMENTS	$1,881,383,408	$—	$—	$1,881,383,408
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	1,550,409	$ 43,783,550	$ 4,344,315	$ 49,053,469	$ (3,331,771)	$ 4,257,375	—	$ —	$ 190,353
SPDR Portfolio Long Term Treasury ETF	3,411,025	99,022,056	84,254,344	4,209,948	(1,964,168)	3,905,349	6,053,767	181,007,633	1,807,477
State Street Aggregate Bond Index Portfolio	834,968	73,109,809	28,265,364	100,000	(14,775)	579,883	1,151,258	101,840,281	1,065,364
State Street Equity 500 Index II Portfolio	1,497,510	521,223,330	79,683,033	28,973,199	11,844,983	83,415,958	1,639,942	667,194,105	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,274,484	529,294,411	97,478,809	6,194,844	296,126	52,999,552	6,128,913	673,874,054	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,992,307	5,992,307	126,389,904	126,927,974	—	—	5,454,237	5,454,237	140,282
State Street Navigator Securities Lending Portfolio II	4,208,306	4,208,306	209,415,759	212,949,490	—	—	674,575	674,575	4,529
State Street Small/Mid Cap Equity Index Portfolio	873,245	201,248,112	30,524,405	7,600,000	776,515	26,389,491	967,208	251,338,523	—
Total		$1,477,881,881	$660,355,933	$436,008,924	$ 7,606,910	$171,547,608		$1,881,383,408	$3,208,005
See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.7%
State Street Equity 500 Index II Portfolio	1,327,321	$ 540,007,348
State Street Small/Mid Cap Equity Index Portfolio	909,491	236,340,273
		776,347,621
DOMESTIC FIXED INCOME — 10.1%
SPDR Portfolio Long Term Treasury ETF	4,841,572	144,763,003
State Street Aggregate Bond Index Portfolio	83,317	7,370,241
		152,133,244
INTERNATIONAL EQUITY — 37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,181,806	569,739,528
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,454,916,199)		1,498,220,393
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (b)(c) (Cost $4,156,341)	4,156,341	4,156,341
TOTAL SHORT-TERM INVESTMENT (Cost $4,156,341)		$ 4,156,341
TOTAL INVESTMENTS — 100.0% (Cost $1,459,072,540)		1,502,376,734
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(d)		573,026
NET ASSETS — 100.0%		$ 1,502,949,760

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2023.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,498,220,393	$—	$—	$1,498,220,393
Short-Term Investment	4,156,341	—	—	4,156,341
TOTAL INVESTMENTS	$1,502,376,734	$—	$—	$1,502,376,734
See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	1,195,512	$ 33,761,259	$ 4,179,634	$ 38,655,137	$(2,561,790)	$ 3,276,034	—	$ —	$ 149,535
SPDR Portfolio Long Term Treasury ETF	2,634,340	76,474,891	75,545,472	8,683,698	(3,810,002)	5,236,340	4,841,572	144,763,003	1,428,253
State Street Aggregate Bond Index Portfolio	—	—	7,425,904	—	—	(55,663)	83,317	7,370,241	25,904
State Street Equity 500 Index II Portfolio	1,171,429	407,727,733	79,370,472	23,156,232	7,420,506	68,644,869	1,327,321	540,007,348	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,317,162	433,227,206	98,873,021	6,356,336	495,250	43,500,387	5,181,806	569,739,528	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,200,301	4,200,301	125,214,473	125,258,433	—	—	4,156,341	4,156,341	112,423
State Street Navigator Securities Lending Portfolio II	—	—	116,201,210	116,201,210	—	—	—	—	1,513
State Street Small/Mid Cap Equity Index Portfolio	794,123	183,013,633	34,900,000	6,700,000	290,481	24,836,159	909,491	236,340,273	—
Total		$1,138,405,023	$541,710,186	$ 325,011,046	$ 1,834,445	$145,438,126		$1,502,376,734	$1,717,628
See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 52.0%
State Street Equity 500 Index II Portfolio	940,180	$ 382,502,674
State Street Small/Mid Cap Equity Index Portfolio	653,954	169,936,565
		552,439,239
DOMESTIC FIXED INCOME — 9.6%
SPDR Portfolio Long Term Treasury ETF (b)	3,427,515	102,482,698
INTERNATIONAL EQUITY — 38.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,686,591	405,340,698
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,039,854,547)		1,060,262,635
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (c)(d)	3,237,577	$ 3,237,577
State Street Navigator Securities Lending Portfolio II (a)(e)	332,750	332,750
TOTAL SHORT-TERM INVESTMENTS (Cost $3,570,327)		$ 3,570,327
TOTAL INVESTMENTS — 100.0% (Cost $1,043,424,874)		1,063,832,962
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%(f)		(138,257)
NET ASSETS — 100.0%		$ 1,063,694,705

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,060,262,635	$—	$—	$1,060,262,635
Short-Term Investments	3,570,327	—	—	3,570,327
TOTAL INVESTMENTS	$1,063,832,962	$—	$—	$1,063,832,962
See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	822,475	$ 23,226,694	$ 3,401,937	$ 27,125,935	$(1,474,139)	$ 1,971,443	—	$ —	$ 103,122
SPDR Portfolio Long Term Treasury ETF	1,807,688	52,477,182	51,461,810	2,379,443	(1,057,559)	1,980,708	3,427,515	102,482,698	998,957
State Street Equity 500 Index II Portfolio	801,715	279,044,897	64,570,159	14,423,838	4,216,412	49,095,044	940,180	382,502,674	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,956,344	296,669,141	80,635,367	2,509,617	164,856	30,380,951	3,686,591	405,340,698	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,350,884	3,350,884	90,318,240	90,431,547	—	—	3,237,577	3,237,577	83,425
State Street Navigator Securities Lending Portfolio II	—	—	82,011,677	81,678,927	—	—	332,750	332,750	1,228
State Street Small/Mid Cap Equity Index Portfolio	543,319	125,213,342	30,180,672	3,070,000	92,857	17,519,694	653,954	169,936,565	—
Total		$779,982,140	$402,579,862	$221,619,307	$ 1,942,427	$100,947,840		$1,063,832,962	$1,186,732
See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 51.9%
State Street Equity 500 Index II Portfolio	548,800	$ 223,273,932
State Street Small/Mid Cap Equity Index Portfolio	381,824	99,220,662
		322,494,594
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	2,011,283	60,137,362
INTERNATIONAL EQUITY — 38.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,152,432	236,659,896
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $607,744,495)		619,291,852
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (b)(c) (Cost $2,135,531)	2,135,531	2,135,531
TOTAL SHORT-TERM INVESTMENT (Cost $2,135,531)		$ 2,135,531
TOTAL INVESTMENTS — 100.0% (Cost $609,880,026)		621,427,383
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(d)		282,070
NET ASSETS — 100.0%		$ 621,709,453

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2023.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$619,291,852	$—	$—	$619,291,852
Short-Term Investment	2,135,531	—	—	2,135,531
TOTAL INVESTMENTS	$621,427,383	$—	$—	$621,427,383
See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	460,560	$ 13,006,215	$ 2,069,492	$ 15,353,798	$ (711,168)	$ 989,259	—	$ —	$ 57,521
SPDR Portfolio Long Term Treasury ETF	1,011,237	29,356,210	32,767,585	2,479,058	(1,121,763)	1,614,388	2,011,283	60,137,362	567,356
State Street Equity 500 Index II Portfolio	448,144	155,980,834	45,635,847	8,766,708	2,156,952	28,267,007	548,800	223,273,932	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,652,550	165,833,406	55,222,594	1,667,604	32,142	17,239,358	2,152,432	236,659,896	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,404,245	2,404,245	65,188,602	65,457,316	—	—	2,135,531	2,135,531	56,528
State Street Navigator Securities Lending Portfolio II	—	—	54,615,247	54,615,247	—	—	—	—	1,238
State Street Small/Mid Cap Equity Index Portfolio	303,292	69,896,645	21,080,000	1,839,999	(58,802)	10,142,818	381,824	99,220,662	—
Total		$436,477,555	$276,579,367	$150,179,730	$ 297,361	$58,252,830		$621,427,383	$682,643
See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.3% (a)
DOMESTIC EQUITY — 51.7%
State Street Equity 500 Index II Portfolio	129,415	$ 52,651,050
State Street Small/Mid Cap Equity Index Portfolio	90,050	23,400,455
		76,051,505
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	476,020	14,232,998
INTERNATIONAL EQUITY — 37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	508,137	55,869,689
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $143,511,046)		146,154,192
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (b)(c) (Cost $586,239)	586,239	586,239
TOTAL SHORT-TERM INVESTMENT (Cost $586,239)		$ 586,239
TOTAL INVESTMENTS — 99.7% (Cost $144,097,285)		146,740,431
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		423,808
NET ASSETS — 100.0%		$ 147,164,239

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2023.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$146,154,192	$—	$—	$146,154,192
Short-Term Investment	586,239	—	—	586,239
TOTAL INVESTMENTS	$146,740,431	$—	$—	$146,740,431
See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	98,768	$ 2,789,209	$ 674,472	$ 3,523,482	$ (83,758)	$ 143,559	—	$ —	$ 12,673
SPDR Portfolio Long Term Treasury ETF	217,010	6,299,800	8,908,517	1,069,536	(366,922)	461,139	476,020	14,232,998	128,368
State Street Equity 500 Index II Portfolio	96,221	33,490,537	14,534,269	2,283,345	61,840	6,847,749	129,415	52,651,050	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	354,823	35,606,453	16,869,075	420,000	(64,665)	3,878,826	508,137	55,869,689	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	466,771	466,771	17,758,123	17,638,655	—	—	586,239	586,239	13,999
State Street Navigator Securities Lending Portfolio II	2,361,615	2,361,615	25,638,206	27,999,821	—	—	—	—	1,901
State Street Small/Mid Cap Equity Index Portfolio	65,163	15,017,488	6,546,000	450,000	(193,103)	2,480,070	90,050	23,400,455	—
Total		$96,031,873	$90,928,662	$53,384,839	$(646,608)	$13,811,343		$146,740,431	$156,941
See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
ASSETS
Investments in affiliated issuers, at value*	$689,938,789	$ 963,511,968	$1,925,140,585	$2,480,248,453
Receivable for investments sold	7,757,054	16,530,243	39,448,397	45,000,929
Receivable for fund shares sold	552,226	538,011	1,489,614	2,799,035
Dividends receivable — affiliated issuers	5,420	5,287	13,978	38,926
Securities lending income receivable — unaffiliated issuers	—	4,133	1,074	19,518
Securities lending income receivable — affiliated issuers	13,417	7,063	19,283	—
Receivable from Adviser	91,930	122,526	219,009	252,457
TOTAL ASSETS	698,358,836	980,719,231	1,966,331,940	2,528,359,318
LIABILITIES
Payable upon return of securities loaned	35,424,264	63,110,559	99,357,896	38,168,122
Payable for investments purchased	6,783,226	15,289,928	38,387,046	44,389,664
Payable for fund shares repurchased	951,095	405,885	559,734	493,541
Advisory fee payable	26,964	37,022	74,474	99,016
Custodian fees payable	15,241	14,913	14,955	14,932
Administration fees payable	27,374	37,409	74,798	99,311
Distribution fees payable	582	2,823	2,384	6,245
Trustees’ fees and expenses payable	293	276	315	191
Transfer agent fees payable	27,270	27,147	39,471	45,785
Sub-transfer agent fee payable	9,614	8,204	7,008	17,967
Registration and filing fees payable	5,329	6,390	7,790	6,863
Professional fees payable	21,974	21,924	21,702	21,462
Printing and postage fees payable	11,346	28,989	41,517	45,241
Accrued expenses and other liabilities	43	59	116	151
TOTAL LIABILITIES	43,304,615	78,991,528	138,589,206	83,408,491
NET ASSETS	$655,054,221	$901,727,703	$1,827,742,734	$2,444,950,827
NET ASSETS CONSIST OF:
Paid-in Capital	$673,998,395	$921,417,982	$1,857,957,892	$2,437,944,492
Total distributable earnings (loss)	(18,944,174)	(19,690,279)	(30,215,158)	7,006,335
NET ASSETS	$655,054,221	$901,727,703	$1,827,742,734	$2,444,950,827
Class I
Net Assets	$ 2,840,089	$ 3,694,518	$ 8,734,360	$ 25,871,040
Shares Outstanding	268,524	348,198	758,307	2,113,705
Net asset value, offering and redemption price per share	$ 10.58	$ 10.61	$ 11.52	$ 12.24
Class K
Net Assets	$649,351,792	$884,226,577	$ 1,807,311,967	$2,388,397,653
Shares Outstanding	61,016,213	82,739,197	155,499,976	193,977,900
Net asset value, offering and redemption price per share	$ 10.64	$ 10.69	$ 11.62	$ 12.31
Class R3
Net Assets	$ 2,862,340	$ 13,806,608	$ 11,696,407	$ 30,682,134
Shares Outstanding	269,441	1,294,142	1,007,782	2,495,430
Net asset value, offering and redemption price per share	$ 10.62	$ 10.67	$ 11.61	$ 12.30
COST OF INVESTMENTS:
Investments in affiliated issuers	719,915,235	997,873,987	1,979,143,336	2,499,601,990
* Includes investments in securities on loan, at value	$ 34,802,276	$ 69,739,385	$ 115,211,500	$ 57,656,517
See accompanying notes to financial statements.
34

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$2,350,920,403	$ 2,116,654,351	$1,881,383,408	$1,502,376,734	$1,063,832,962	$621,427,383	$146,740,431
36,200,002	32,600,000	26,300,000	20,600,000	12,900,000	7,490,000	1,790,000
2,161,337	2,010,508	2,205,533	2,034,276	1,824,875	1,519,320	785,702
22,621	30,219	31,571	21,115	16,571	12,357	3,168
3,304	13	161	—	—	—	—
10,558	1,887	909	—	1,084	—	—
209,579	172,392	140,056	124,431	93,647	75,185	45,667
2,389,527,804	2,151,469,370	1,910,061,638	1,525,156,556	1,078,669,139	630,524,245	149,364,968

17,216,809	5,181,863	674,575	—	332,750	—	—
36,779,398	33,504,530	27,875,286	21,569,974	13,963,285	8,355,943	2,081,569
1,399,327	2,448,093	594,315	375,488	466,821	291,848	71,453
94,203	84,958	75,565	60,169	42,543	24,696	5,783
14,843	14,771	14,786	14,825	14,935	15,034	13,443
94,428	85,161	75,692	60,233	42,606	24,759	5,783
2,924	5,067	2,833	3,734	2,277	930	74
318	353	358	315	211	145	407
50,387	50,371	52,419	55,021	53,786	56,969	11,812
8,331	14,229	7,797	10,272	6,631	2,582	943
4,865	4,904	7,181	7,369	5,190	6,193	953
21,450	21,481	21,534	21,671	21,808	21,935	6,645
42,309	38,880	34,278	27,635	21,527	13,642	1,808
143	128	114	90	64	116	56
55,729,735	41,454,789	29,436,733	22,206,796	14,974,434	8,814,792	2,200,729
$2,333,798,069	$ 2,110,014,581	$1,880,624,905	$1,502,949,760	$1,063,694,705	$621,709,453	$147,164,239

$2,292,245,538	$2,052,130,394	$1,820,842,790	$1,457,945,409	$1,041,561,148	$610,121,520	$ 145,745,011
41,552,531	57,884,187	59,782,115	45,004,351	22,133,557	11,587,933	1,419,228
$2,333,798,069	$ 2,110,014,581	$1,880,624,905	$1,502,949,760	$1,063,694,705	$621,709,453	$147,164,239

$ 6,347,592	$ 5,504,768	$ 2,928,307	$ 3,296,743	$ 1,684,049	$ 692,128	$ 249,876
494,532	422,637	217,287	246,397	122,416	49,680	18,672
$ 12.84	$ 13.02	$ 13.48	$ 13.38	$ 13.76	$ 13.93	$ 13.38

$2,312,855,945	$2,079,386,951	$1,863,546,053	$1,481,020,215	$1,050,717,332	$616,390,521	$146,539,506
178,391,197	157,662,127	137,484,780	109,510,323	75,898,101	44,071,414	10,937,880
$ 12.97	$ 13.19	$ 13.55	$ 13.52	$ 13.84	$ 13.99	$ 13.40

$ 14,594,532	$ 25,122,862	$ 14,150,545	$ 18,632,802	$ 11,293,324	$ 4,626,804	$ 374,857
1,127,514	1,907,637	1,045,672	1,380,286	817,316	331,590	27,985
$ 12.94	$ 13.17	$ 13.53	$ 13.50	$ 13.82	$ 13.95	$ 13.40(a)

2,324,468,687	2,067,072,969	1,826,917,382	1,459,072,540	1,043,424,874	609,880,026	144,097,285
$ 49,725,926	$ 5,814,639	$ 666,770	$ —	$ 328,900	$ —	$ —
(a)	Due to small class size; calculation of net assets value (total net assets/ shares outstanding) may not agree to net asset value shown
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
INVESTMENT INCOME
Dividend income — affiliated issuers	$ 6,825,173	$ 9,024,918	$ 14,296,462	$ 12,980,433
Unaffiliated securities lending income	653	6,209	1,459	1,300
Affiliated securities lending income	72,301	60,485	132,897	144,706
TOTAL INVESTMENT INCOME (LOSS)	6,898,127	9,091,612	14,430,818	13,126,439
EXPENSES
Advisory fee	157,585	222,279	435,600	563,454
Administration fees	157,585	222,279	435,600	563,454
Sub-transfer agent fee
Class I	839	2,102	3,332	8,133
Class R3	3,323	16,764	14,283	36,136
Distribution fees
Class R3	3,323	16,763	14,283	36,136
Custodian fees	28,587	26,564	26,417	26,864
Trustees’ fees and expenses	14,186	15,597	20,113	22,415
Transfer agent fees	76,341	72,312	103,563	118,811
Registration and filing fees	38,183	47,769	59,073	61,521
Professional fees	16,891	17,444	19,100	19,956
Printing and postage fees	3,577	6,254	11,840	14,396
Insurance expense	1,032	1,489	2,712	3,287
Miscellaneous expenses	3,065	3,064	3,139	4,497
TOTAL EXPENSES	504,517	670,680	1,149,055	1,479,060
Expenses waived/reimbursed by the Adviser	(554,393)	(707,069)	(1,162,460)	(1,204,827)
NET EXPENSES	(49,876)	(36,389)	(13,405)	274,233
NET INVESTMENT INCOME (LOSS)	$ 6,948,003	$ 9,128,001	$ 14,444,223	$ 12,852,206
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	6,451,319	10,164,090	13,686,415	13,544,014
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	20,189,520	32,945,457	100,437,449	173,944,434
NET REALIZED AND UNREALIZED GAIN (LOSS)	26,640,839	43,109,547	114,123,864	187,488,448
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$33,588,842	$52,237,548	$128,568,087	$200,340,654
See accompanying notes to financial statements.
36

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$ 8,514,229	$ 4,856,630	$ 3,203,476	$ 1,716,115	$ 1,185,504	$ 681,405	$ 155,040
3,413	—	—	—	—	—	—
67,958	7,596	4,529	1,513	1,228	1,238	1,901
8,585,600	4,864,226	3,208,005	1,717,628	1,186,732	682,643	156,941

531,695	477,968	421,369	332,501	232,296	131,900	29,718
531,695	477,968	421,369	332,501	232,296	131,900	29,718

3,011	2,437	1,233	1,653	1,010	390	220
16,541	29,072	14,962	19,680	12,097	4,811	319

16,541	29,072	14,962	19,680	12,097	4,811	319
26,517	26,462	26,472	26,378	26,613	26,721	27,335
21,800	20,691	19,442	17,507	15,323	13,215	11,330
131,392	132,380	140,301	143,790	143,389	154,381	38,274
68,987	54,197	59,953	62,048	46,404	45,108	49,319
19,657	19,224	18,763	18,117	17,353	16,605	10,384
13,975	12,637	12,009	10,061	8,097	5,315	851
2,986	2,652	2,244	1,665	1,096	564	98
4,373	4,099	3,839	3,534	3,209	2,649	2,490
1,389,170	1,288,859	1,156,918	989,115	751,280	538,370	200,375
(952,178)	(751,267)	(692,594)	(614,936)	(490,063)	(396,460)	(170,611)
436,992	537,592	464,324	374,179	261,217	141,910	29,764
$ 8,148,608	$ 4,326,634	$ 2,743,681	$ 1,343,449	$ 925,515	$ 540,733	$ 127,177

12,381,818	9,308,385	7,606,910	1,834,445	1,942,427	297,361	(646,608)

187,528,668	184,051,763	171,547,608	145,438,126	100,947,840	58,252,830	13,811,343
199,910,486	193,360,148	179,154,518	147,272,571	102,890,267	58,550,191	13,164,735
$208,059,094	$197,686,782	$181,898,199	$148,616,020	$103,815,782	$59,090,924	$13,291,912
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Target Retirement Fund		State Street Target Retirement 2020 Fund
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,948,003	$ 17,928,050	$ 9,128,001	$ 25,958,823
Net realized gain (loss)	6,451,319	7,340,857	10,164,090	14,813,962
Net change in unrealized appreciation/depreciation	20,189,520	(105,928,592)	32,945,457	(175,045,341)
Net increase (decrease) in net assets resulting from operations	33,588,842	(80,659,685)	52,237,548	(134,272,556)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(35,572)	—	(185,423)
Class K	—	(29,421,392)	—	(58,896,838)
Class R3 (a)	—	(113,406)	—	(869,185)
Total distributions to shareholders	—	(29,570,370)	—	(59,951,446)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	2,064,032	326,097	2,455,366	998,663
Reinvestment of distributions	—	33,162	—	185,423
Cost of shares redeemed	(55,709)	(412,360)	(1,640,293)	(941,505)
Net increase (decrease) from capital share transactions	2,008,323	(53,101)	815,073	242,581
Class K
Proceeds from sale of shares sold	85,466,672	180,305,760	96,407,770	219,121,410
Reinvestment of distributions	—	29,355,529	—	58,752,520
Cost of shares redeemed	(65,660,278)	(139,071,407)	(99,279,774)	(238,345,755)
Net increase (decrease) from capital share transactions	19,806,394	70,589,882	(2,872,004)	39,528,175
Class R3 (a)
Proceeds from sale of shares sold	306,447	4,183,115	765,302	18,734,724
Reinvestment of distributions	—	113,406	—	869,185
Cost of shares redeemed	(128,410)	(1,350,422)	(657,354)	(4,094,046)
Net increase (decrease) from capital share transactions	178,037	2,946,099	107,948	15,509,863
Net increase (decrease) in net assets from beneficial interest transactions	21,992,754	73,482,880	(1,948,983)	55,280,619
Net increase (decrease) in net assets during the period	55,581,596	(36,747,175)	50,288,565	(138,943,383)
Net assets at beginning of period	599,472,625	636,219,800	851,439,138	990,382,521
NET ASSETS AT END OF PERIOD	$655,054,221	$ 599,472,625	$901,727,703	$ 851,439,138
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	201,670	29,598	240,235	86,678
Reinvestment of distributions	—	3,323	—	18,635
Shares redeemed	(5,350)	(36,138)	(157,365)	(85,968)
Net increase (decrease) from share transactions	196,320	(3,217)	82,870	19,345
Class K
Shares sold	8,201,945	16,192,457	9,256,252	19,132,889
Reinvestment of distributions	—	2,926,773	—	5,869,383
Shares redeemed	(6,280,443)	(12,630,632)	(9,478,157)	(20,960,866)
Net increase (decrease) from share transactions	1,921,502	6,488,598	(221,905)	4,041,406
Class R3 (a)
Shares sold	29,255	365,861	73,397	1,575,005
Reinvestment of distributions	—	11,295	—	86,745
Shares redeemed	(12,238)	(124,732)	(62,582)	(378,423)
Net increase (decrease) from share transactions	17,017	252,424	10,815	1,283,327

(a)	For Class R3 shares, data for the year ended December 31, 2022 is for the period February 28, 2022 (commencement date) through December 31, 2022.
See accompanying notes to financial statements.
38

State Street Target Retirement 2025 Fund		State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund
Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22

$ 14,444,223	$ 44,638,970	$ 12,852,206	$ 45,525,281	$ 8,148,608	$ 36,171,946
13,686,415	21,812,812	13,544,014	24,382,340	12,381,818	12,237,061
100,437,449	(347,616,386)	173,944,434	(447,896,136)	187,528,668	(409,410,369)
128,568,087	(281,164,604)	200,340,654	(377,988,515)	208,059,094	(361,001,362)

—	(223,978)	—	(377,376)	—	(178,907)
—	(100,834,745)	—	(110,081,386)	—	(96,167,216)
—	(692,022)	—	(1,386,511)	—	(583,439)
—	(101,750,745)	—	(111,845,273)	—	(96,929,562)

6,192,360	1,252,788	18,082,903	1,084,293	2,763,808	849,023
—	223,978	—	377,376	—	178,907
(1,580,302)	(2,167,015)	(778,894)	(1,544,205)	(460,341)	(1,287,164)
4,612,058	(690,249)	17,304,009	(82,536)	2,303,467	(259,234)

225,790,409	478,421,343	354,464,582	627,161,765	339,539,745	631,126,670
—	100,577,211	—	109,766,471	—	95,669,220
(161,178,512)	(322,498,550)	(153,751,980)	(317,944,159)	(116,222,863)	(252,765,218)
64,611,897	256,500,004	200,712,602	418,984,077	223,316,882	474,030,672

1,549,638	15,483,649	2,888,053	36,829,037	2,316,423	16,449,764
—	692,022	—	1,386,511	—	583,439
(2,199,081)	(2,601,514)	(1,592,372)	(5,870,214)	(913,600)	(2,670,966)
(649,443)	13,574,157	1,295,681	32,345,334	1,402,823	14,362,237
68,574,512	269,383,912	219,312,292	451,246,875	227,023,172	488,133,675
197,142,599	(113,531,437)	419,652,946	(38,586,913)	435,082,266	30,202,751
1,630,600,135	1,744,131,572	2,025,297,881	2,063,884,794	1,898,715,803	1,868,513,052
$1,827,742,734	$1,630,600,135	$2,444,950,827	$2,025,297,881	$2,333,798,069	$1,898,715,803

563,098	101,951	1,563,164	86,828	228,859	66,116
—	21,090	—	33,998	—	15,517
(142,151)	(178,398)	(66,171)	(122,553)	(37,377)	(104,728)
420,947	(55,357)	1,496,993	(1,727)	191,482	(23,095)

20,084,926	39,170,973	29,970,979	49,458,960	27,420,165	47,885,750
—	9,390,963	—	9,835,705	—	8,219,005
(14,263,641)	(26,713,735)	(12,923,861)	(25,432,837)	(9,318,102)	(19,325,652)
5,821,285	21,848,201	17,047,118	33,861,828	18,102,063	36,779,103

137,111	1,222,294	243,254	2,748,909	187,543	1,180,530
—	64,554	—	124,128	—	50,081
(195,880)	(220,297)	(134,396)	(486,465)	(73,901)	(216,739)
(58,769)	1,066,551	108,858	2,386,572	113,642	1,013,872
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2040 Fund		State Street Target Retirement 2045 Fund
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,326,634	$ 28,891,941	$ 2,743,681	$ 24,677,605
Net realized gain (loss)	9,308,385	10,885,110	7,606,910	7,945,810
Net change in unrealized appreciation/depreciation	184,051,763	(372,883,388)	171,547,608	(318,759,106)
Net increase (decrease) in net assets resulting from operations	197,686,782	(333,106,337)	181,898,199	(286,135,691)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(142,173)	—	(83,656)
Class K	—	(85,890,886)	—	(75,166,034)
Class R3 (a)	—	(1,093,449)	—	(510,067)
Total distributions to shareholders	—	(87,126,508)	—	(75,759,757)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	2,955,036	674,210	1,064,935	324,765
Reinvestment of distributions	—	142,173	—	83,656
Cost of shares redeemed	(706,227)	(309,790)	(38,204)	(608,609)
Net increase (decrease) from capital share transactions	2,248,809	506,593	1,026,731	(200,188)
Class K
Proceeds from sale of shares sold	333,640,795	527,937,065	315,382,115	507,980,477
Reinvestment of distributions	—	85,528,085	—	74,940,696
Cost of shares redeemed	(114,057,635)	(211,406,478)	(91,380,254)	(174,243,633)
Net increase (decrease) from capital share transactions	219,583,160	402,058,672	224,001,861	408,677,540
Class R3 (a)
Proceeds from sale of shares sold	2,307,995	31,627,371	3,442,967	14,113,054
Reinvestment of distributions	—	1,093,449	—	510,067
Cost of shares redeemed	(1,265,868)	(6,340,529)	(722,153)	(2,452,560)
Net increase (decrease) from capital share transactions	1,042,127	26,380,291	2,720,814	12,170,561
Net increase (decrease) in net assets from beneficial interest transactions	222,874,096	428,945,556	227,749,406	420,647,913
Net increase (decrease) in net assets during the period	420,560,878	8,712,711	409,647,605	58,752,465
Net assets at beginning of period	1,689,453,703	1,680,740,992	1,470,977,300	1,412,224,835
NET ASSETS AT END OF PERIOD	$ 2,110,014,581	$1,689,453,703	$1,880,624,905	$1,470,977,300
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	242,031	51,324	84,236	23,874
Reinvestment of distributions	—	12,225	—	6,989
Shares redeemed	(56,155)	(23,641)	(3,020)	(44,775)
Net increase (decrease) from share transactions	185,876	39,908	81,216	(13,912)
Class K
Shares sold	26,535,896	39,669,207	24,503,551	37,429,387
Reinvestment of distributions	—	7,266,617	—	6,229,484
Shares redeemed	(9,014,595)	(16,004,941)	(7,060,775)	(12,888,813)
Net increase (decrease) from share transactions	17,521,301	30,930,883	17,442,776	30,770,058
Class R3 (a)
Shares sold	183,597	2,228,292	268,115	985,464
Reinvestment of distributions	—	92,823	—	42,364
Shares redeemed	(100,489)	(496,586)	(56,588)	(193,683)
Net increase (decrease) from share transactions	83,108	1,824,529	211,527	834,145

(a)	For Class R3 shares, data for the year ended December 31, 2022 is for the period February 28, 2022 (commencement date) through December 31, 2022 for State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund and State Street Target Retirement 2055 Fund, and for the period February 11, 2022 (commencement date) through December 31, 2022 for State Street Target Retirement 2050 Fund and State Street Target Retirement 2060 Fund.
See accompanying notes to financial statements.
40

State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund		State Street Target Retirement 2060 Fund
Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22

$ 1,343,449	$ 18,784,041	$ 925,515	$ 12,817,591	$ 540,733	$ 7,115,375
1,834,445	11,249,333	1,942,427	5,074,133	297,361	1,917,119
145,438,126	(243,463,420)	100,947,840	(154,965,655)	58,252,830	(77,269,688)
148,616,020	(213,430,046)	103,815,782	(137,073,931)	59,090,924	(68,237,194)

—	(100,096)	—	(46,990)	—	(23,795)
—	(58,757,541)	—	(36,948,425)	—	(17,776,618)
—	(672,603)	—	(369,332)	—	(118,701)
—	(59,530,240)	—	(37,364,747)	—	(17,919,114)

1,200,452	815,271	663,776	630,474	88,993	284,754
—	100,096	—	46,990	—	23,795
(133,896)	(156,610)	(115,465)	(191,730)	(57,689)	(205,747)
1,066,556	758,757	548,311	485,734	31,304	102,802

294,563,426	452,675,013	236,435,149	359,098,735	167,690,144	248,839,705
—	58,474,775	—	36,802,847	—	17,716,056
(81,404,642)	(142,083,622)	(58,764,285)	(94,642,104)	(42,284,173)	(62,849,541)
213,158,784	369,066,166	177,670,864	301,259,478	125,405,971	203,706,220

4,357,025	20,106,812	2,899,636	11,048,028	1,355,575	4,224,753
—	672,603	—	369,332	—	118,701
(620,776)	(4,827,408)	(633,056)	(1,879,933)	(336,729)	(648,822)
3,736,249	15,952,007	2,266,580	9,537,427	1,018,846	3,694,632
217,961,589	385,776,930	180,485,755	311,282,639	126,456,121	207,503,654
366,577,609	112,816,644	284,301,537	136,843,961	185,547,045	121,347,346
1,136,372,151	1,023,555,507	779,393,168	642,549,207	436,162,408	314,815,062
$1,502,949,760	$1,136,372,151	$1,063,694,705	$ 779,393,168	$621,709,453	$436,162,408

95,821	61,973	50,258	46,606	6,738	20,617
—	8,468	—	3,864	—	1,933
(10,280)	(11,751)	(8,830)	(14,211)	(4,322)	(14,707)
85,541	58,690	41,428	36,259	2,416	7,843

22,974,260	33,722,496	18,018,875	26,307,407	12,621,231	18,295,114
—	4,897,385	—	3,011,690	—	1,434,498
(6,317,664)	(10,578,047)	(4,457,323)	(6,950,133)	(3,174,483)	(4,609,612)
16,656,596	28,041,834	13,561,552	22,368,964	9,446,748	15,120,000

338,032	1,398,289	221,266	756,231	102,258	293,422
—	56,285	—	30,199	—	9,611
(48,266)	(364,054)	(47,912)	(142,468)	(25,213)	(48,488)
289,766	1,090,520	173,354	643,962	77,045	254,545
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2065 Fund
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 127,177	$ 1,501,243
Net realized gain (loss)	(646,608)	(585,399)
Net change in unrealized appreciation/depreciation	13,811,343	(11,337,553)
Net increase (decrease) in net assets resulting from operations	13,291,912	(10,421,709)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(5,190)
Class K	—	(2,663,263)
Class R3 (a)	—	(3,772)
Total distributions to shareholders	—	(2,672,225)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	43,579	64,352
Reinvestment of distributions	—	1,889
Cost of shares redeemed	(8,930)	(13,341)
Net increase (decrease) from capital share transactions	34,649	52,900
Class K
Proceeds from sale of shares sold	47,509,303	68,651,522
Reinvestment of distributions	—	2,662,446
Cost of shares redeemed	(7,803,815)	(7,912,213)
Net increase (decrease) from capital share transactions	39,705,488	63,401,755
Class R3 (a)
Proceeds from sale of shares sold	232,860	170,124
Reinvestment of distributions	—	3,772
Cost of shares redeemed	(39,007)	(15,261)
Net increase (decrease) from capital share transactions	193,853	158,635
Net increase (decrease) in net assets from beneficial interest transactions	39,933,990	63,613,290
Net increase (decrease) in net assets during the period	53,225,902	50,519,356
Net assets at beginning of period	93,938,337	43,418,981
NET ASSETS AT END OF PERIOD	$147,164,239	$ 93,938,337
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	3,421	5,124
Reinvestment of distributions	—	160
Shares redeemed	(688)	(1,056)
Net increase (decrease) from share transactions	2,733	4,228
Class K
Shares sold	3,725,347	5,364,572
Reinvestment of distributions	—	225,059
Shares redeemed	(611,614)	(605,101)
Net increase (decrease) from share transactions	3,113,733	4,984,530
Class R3 (a)
Shares sold	18,327	13,634
Reinvestment of distributions	—	318
Shares redeemed	(3,022)	(1,272)
Net increase (decrease) from share transactions	15,305	12,680

(a)	For Class R3 shares, data for the year ended December 31, 2022 is for the period February 28, 2022 (commencement date) through December 31, 2022.
See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$10.03	$ 12.01	$ 11.99	$ 11.05	$10.02	$10.73
Income (loss) from investment operations:
Net investment income (loss) (a)	0.13	0.31	0.17	0.38	0.29	0.28
Net realized and unrealized gain (loss)	0.42	(1.77)	0.65	0.75	1.11	(0.55)
Total from investment operations	0.55	(1.46)	0.82	1.13	1.40	(0.27)
Distributions to shareholders from:
Net investment income	—	(0.31)	(0.28)	(0.18)	(0.31)	(0.29)
Net realized gains	—	(0.21)	(0.52)	(0.01)	(0.06)	(0.15)
Total distributions	—	(0.52)	(0.80)	(0.19)	(0.37)	(0.44)
Net asset value, end of period	$10.58	$ 10.03	$12.01	$ 11.99	$ 11.05	$10.02
Total return (b)	5.48%	(12.19)%	6.87%	10.25%	13.98%	(2.50)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,840	$ 724	$ 906	$21,801	$ 78	$ 108
Ratios to Average Net Assets:
Total expenses (d)	0.24%(e)	0.28%	0.42%	0.24%	0.24%	0.25%
Net expenses (d)	0.06%(e)	0.10%	0.24%	0.02%	(0.03)%(f)	(0.03)%(f)
Net investment income (loss)	2.52%(e)	2.79%	1.36%	3.26%	2.64%	2.62%
Portfolio turnover rate	6%(g)	17%	33%	24%	26%	53%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(g)	Not annualized.
See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 10.09	$ 12.08	$ 11.97	$ 11.03	$ 10.00	$ 10.71
Income (loss) from investment operations:
Net investment income (loss) (a)	0.11	0.32	0.30	0.26	0.32	0.29
Net realized and unrealized gain (loss)	0.44	(1.78)	0.64	0.87	1.08	(0.56)
Total from investment operations	0.55	(1.46)	0.94	1.13	1.40	(0.27)
Distributions to shareholders from:
Net investment income	—	(0.32)	(0.31)	(0.18)	(0.31)	(0.29)
Net realized gains	—	(0.21)	(0.52)	(0.01)	(0.06)	(0.15)
Total distributions	—	(0.53)	(0.83)	(0.19)	(0.37)	(0.44)
Net asset value, end of period	$ 10.64	$ 10.09	$ 12.08	$ 11.97	$ 11.03	$ 10.00
Total return (b)	5.45%	(12.11)%	7.92%	10.29%	14.00%	(2.50)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$649,352	$596,200	$635,314	$491,138	$219,066	$200,840
Ratios to Average Net Assets:
Total expenses (d)	0.16%(e)	0.16%	0.15%	0.19%	0.24%	0.24%
Net expenses (d)	(0.02)%(e)(f)	(0.02)%(f)	(0.03)%(f)	(0.03)%(f)	(0.03)%(f)	(0.04)%(f)
Net investment income (loss)	2.21%(e)	2.93%	2.40%	2.29%	2.92%	2.69%
Portfolio turnover rate	6%(g)	17%	33%	24%	26%	53%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (2.50)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(g)	Not annualized.
See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/23 (Unaudited)	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$10.10	$ 11.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.25
Net realized and unrealized gain (loss)	0.43	(1.27)
Total from investment operations	0.52	(1.02)
Distributions to shareholders from:
Net investment income	—	(0.26)
Net realized gains	—	(0.21)
Total distributions	—	(0.47)
Net asset value, end of period	$10.62	$10.10
Total return (b)	5.15%	(8.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,862	$2,548
Ratios to Average Net Assets:
Total expenses (c)	0.66%(d)	0.66%(d)
Net expenses (c)	0.48%(d)	0.48%(d)
Net investment income (loss)	1.71%(d)	2.76%(d)
Portfolio turnover rate	6%(e)	17%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$10.01	$ 12.44	$12.22	$ 11.39	$10.29	$ 11.34
Income (loss) from investment operations:
Net investment income (loss) (a)	0.11	0.31	0.17	0.40	0.32	0.43
Net realized and unrealized gain (loss)	0.49	(1.99)	0.90	0.92	1.48	(0.90)
Total from investment operations	0.60	(1.68)	1.07	1.32	1.80	(0.47)
Distributions to shareholders from:
Net investment income	—	(0.32)	(0.28)	(0.25)	(0.33)	(0.29)
Net realized gains	—	(0.43)	(0.57)	(0.24)	(0.37)	(0.29)
Total distributions	—	(0.75)	(0.85)	(0.49)	(0.70)	(0.58)
Net asset value, end of period	$10.61	$ 10.01	$12.44	$ 12.22	$ 11.39	$10.29
Total return (b)	5.99%	(13.46)%	8.79%	11.57%	17.53%	(4.17)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,695	$ 2,656	$3,059	$41,182	$ 2,116	$1,798
Ratios to Average Net Assets:
Total expenses (d)	0.26%(e)	0.29%	0.40%	0.19%	0.15%	0.16%
Net expenses (d)	0.10%(e)	0.12%	0.24%	0.03%	0.01%	0.02%
Net investment income (loss)	2.14%(e)	2.80%	1.36%	3.39%	2.83%	3.85%
Portfolio turnover rate	8%(f)	22%	27%	37%	21%	22%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.17)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 10.08	$ 12.51	$ 12.23	$ 11.40	$ 10.29	$ 11.34
Income (loss) from investment operations:
Net investment income (loss) (a)	0.11	0.33	0.33	0.24	0.33	0.29
Net realized and unrealized gain (loss)	0.50	(2.00)	0.84	1.08	1.48	(0.76)
Total from investment operations	0.61	(1.67)	1.17	1.32	1.81	(0.47)
Distributions to shareholders from:
Net investment income	—	(0.33)	(0.32)	(0.25)	(0.33)	(0.29)
Net realized gains	—	(0.43)	(0.57)	(0.24)	(0.37)	(0.29)
Total distributions	—	(0.76)	(0.89)	(0.49)	(0.70)	(0.58)
Net asset value, end of period	$ 10.69	$ 10.08	$ 12.51	$ 12.23	$ 11.40	$ 10.29
Total return (b)	6.05%	(13.27)%	9.55%	11.68%	17.55%	(4.16)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$884,227	$835,845	$987,323	$820,938	$783,033	$847,142
Ratios to Average Net Assets:
Total expenses (d)	0.14%(e)	0.14%	0.13%	0.14%	0.14%	0.15%
Net expenses (d)	(0.02)%(e)(f)	(0.02)%(f)	(0.02)%(f)	(0.03)%(f)	(0.01)%(f)	0.01%
Net investment income (loss)	2.06%(e)	2.90%	2.53%	2.13%	2.88%	2.60%
Portfolio turnover rate	8%(g)	22%	27%	37%	21%	22%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (4.16)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(g)	Not annualized.
See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/23 (Unaudited)	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 10.08	$ 11.95
Income (loss) from investment operations:
Net investment income (loss) (a)	0.08	0.26
Net realized and unrealized gain (loss)	0.51	(1.42)
Total from investment operations	0.59	(1.16)
Distributions to shareholders from:
Net investment income	—	(0.28)
Net realized gains	—	(0.43)
Total distributions	—	(0.71)
Net asset value, end of period	$ 10.67	$ 10.08
Total return (b)	5.85%	(9.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,807	$12,939
Ratios to Average Net Assets:
Total expenses (c)	0.64%(d)	0.64%(d)
Net expenses (c)	0.48%(d)	0.48%(d)
Net investment income (loss)	1.56%(d)	2.78%(d)
Portfolio turnover rate	8%(e)	22%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$10.70	$ 13.50	$13.06	$ 11.92	$10.53	$ 11.74
Income (loss) from investment operations:
Net investment income (loss) (a)	0.10	0.30	0.15	0.50	0.37	0.23
Net realized and unrealized gain (loss)	0.72	(2.40)	1.16	1.26	1.81	(0.87)
Total from investment operations	0.82	(2.10)	1.31	1.76	2.18	(0.64)
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.29)	(0.25)	(0.33)	(0.29)
Net realized gains	—	(0.40)	(0.58)	(0.37)	(0.46)	(0.28)
Total distributions	—	(0.70)	(0.87)	(0.62)	(0.79)	(0.57)
Net asset value, end of period	$ 11.52	$ 10.70	$13.50	$ 13.06	$ 11.92	$10.53
Total return (b)	7.66%	(15.47)%	10.03%	14.66%	20.76%	(5.48)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,734	$ 3,610	$5,301	$59,792	$2,019	$1,155
Ratios to Average Net Assets:
Total expenses (d)	0.22%(e)	0.26%	0.38%	0.19%	0.15%	0.15%
Net expenses (d)	0.09%(e)	0.13%	0.25%	0.04%	0.02%	0.05%
Net investment income (loss)	1.82%(e)	2.46%	1.11%	3.96%	3.10%	1.98%
Portfolio turnover rate	7%(f)	16%	24%	39%	27%	15%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.48)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 10.79	$ 13.60	$ 13.09	$ 11.94	$ 10.55	$ 11.75
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.33	0.36	0.27	0.33	0.31
Net realized and unrealized gain (loss)	0.74	(2.42)	1.06	1.50	1.85	(0.94)
Total from investment operations	0.83	(2.09)	1.42	1.77	2.18	(0.63)
Distributions to shareholders from:
Net investment income	—	(0.32)	(0.33)	(0.25)	(0.33)	(0.29)
Net realized gains	—	(0.40)	(0.58)	(0.37)	(0.46)	(0.28)
Total distributions	—	(0.72)	(0.91)	(0.62)	(0.79)	(0.57)
Net asset value, end of period	$ 11.62	$ 10.79	$ 13.60	$ 13.09	$ 11.94	$ 10.55
Total return (b)	7.69%	(15.33)%	10.81%	14.84%	20.63%	(5.38)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,807,312	$1,615,466	$1,738,831	$1,228,301	$1,035,188	$1,007,169
Ratios to Average Net Assets:
Total expenses (d)	0.13%(e)	0.13%	0.13%	0.14%	0.14%	0.14%
Net expenses (d)	(0.01)%(e)(f)	0.00%(g)	0.00%(g)	(0.01)%(f)	0.01%	0.04%
Net investment income (loss)	1.66%(e)	2.73%	2.57%	2.24%	2.83%	2.63%
Portfolio turnover rate	7%(h)	16%	24%	39%	27%	15%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (5.38)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(g)	Amount is less than 0.005%.
(h)	Not annualized.
See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/23 (Unaudited)	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 10.80	$ 12.89
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.26
Net realized and unrealized gain (loss)	0.75	(1.69)
Total from investment operations	0.81	(1.43)
Distributions to shareholders from:
Net investment income	—	(0.26)
Net realized gains	—	(0.40)
Total distributions	—	(0.66)
Net asset value, end of period	$ 11.61	$ 10.80
Total return (b)	7.40%	(10.96)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,696	$11,524
Ratios to Average Net Assets:
Total expenses (c)	0.63%(d)	0.63%(d)
Net expenses (c)	0.50%(d)	0.50%(d)
Net investment income (loss)	1.14%(d)	2.64%(d)
Portfolio turnover rate	7%(e)	16%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 11.19	$ 14.29	$13.70	$ 12.26	$10.67	$ 11.98
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	0.26	0.11	0.53	0.38	0.29
Net realized and unrealized gain (loss)	0.98	(2.71)	1.36	1.58	2.03	(1.05)
Total from investment operations	1.05	(2.45)	1.47	2.11	2.41	(0.76)
Distributions to shareholders from:
Net investment income	—	(0.26)	(0.27)	(0.24)	(0.32)	(0.27)
Net realized gains	—	(0.39)	(0.61)	(0.43)	(0.50)	(0.28)
Total distributions	—	(0.65)	(0.88)	(0.67)	(0.82)	(0.55)
Net asset value, end of period	$ 12.24	$ 11.19	$14.29	$ 13.70	$12.26	$10.67
Total return (b)	9.38%	(17.13)%	10.76%	17.26%	22.55%	(6.24)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$25,871	$ 6,903	$8,838	$69,750	$2,837	$1,768
Ratios to Average Net Assets:
Total expenses (c)	0.21%(d)	0.25%	0.37%	0.19%	0.15%	0.15%
Net expenses (c)	0.10%(d)	0.15%	0.27%	0.08%	0.04%	0.07%
Net investment income (loss)	1.24%(d)	2.04%	0.74%	4.00%	3.12%	2.44%
Portfolio turnover rate	7%(e)	14%	22%	27%	30%	12%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 11.26	$ 14.36	$ 13.72	$ 12.27	$ 10.69	$ 12.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	0.29	0.35	0.27	0.33	0.29
Net realized and unrealized gain (loss)	0.98	(2.73)	1.21	1.86	2.07	(1.04)
Total from investment operations	1.05	(2.44)	1.56	2.13	2.40	(0.75)
Distributions to shareholders from:
Net investment income	—	(0.27)	(0.31)	(0.25)	(0.32)	(0.28)
Net realized gains	—	(0.39)	(0.61)	(0.43)	(0.50)	(0.28)
Total distributions	—	(0.66)	(0.92)	(0.68)	(0.82)	(0.56)
Net asset value, end of period	$ 12.31	$ 11.26	$ 14.36	$ 13.72	$ 12.27	$ 10.69
Total return (b)	9.33%	(16.95)%	11.37%	17.24%	22.52%	(6.22)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,388,398	$1,991,503	$2,055,047	$1,367,241	$1,072,332	$960,339
Ratios to Average Net Assets:
Total expenses (c)	0.12%(d)	0.13%	0.12%	0.14%	0.14%	0.14%
Net expenses (c)	0.02%(d)	0.02%	0.03%	0.03%	0.03%	0.06%
Net investment income (loss)	1.15%(d)	2.30%	2.37%	2.13%	2.75%	2.43%
Portfolio turnover rate	7%(e)	14%	22%	27%	30%	12%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/23 (Unaudited)	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 11.27	$ 13.51
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.21
Net realized and unrealized gain (loss)	0.99	(1.85)
Total from investment operations	1.03	(1.64)
Distributions to shareholders from:
Net investment income	—	(0.21)
Net realized gains	—	(0.39)
Total distributions	—	(0.60)
Net asset value, end of period	$ 12.30	$ 11.27
Total return (b)	9.14%	(12.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$30,682	$26,891
Ratios to Average Net Assets:
Total expenses (c)	0.62%(d)	0.63%(d)
Net expenses (c)	0.52%(d)	0.52%(d)
Net investment income (loss)	0.64%(d)	2.04%(d)
Portfolio turnover rate	7%(e)	14%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 11.64	$ 14.96	$14.16	$ 12.54	$10.80	$12.18
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.21	0.06	0.56	0.36	0.30
Net realized and unrealized gain (loss)	1.16	(2.92)	1.55	1.71	2.19	(1.14)
Total from investment operations	1.20	(2.71)	1.61	2.27	2.55	(0.84)
Distributions to shareholders from:
Net investment income	—	(0.22)	(0.26)	(0.24)	(0.30)	(0.26)
Net realized gains	—	(0.39)	(0.55)	(0.41)	(0.51)	(0.28)
Total distributions	—	(0.61)	(0.81)	(0.65)	(0.81)	(0.54)
Net asset value, end of period	$12.84	$ 11.64	$14.96	$ 14.16	$12.54	$10.80
Total return (b)	10.31%	(18.02)%	11.38%	18.05%	23.62%	(6.88)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,348	$ 3,527	$4,878	$49,518	$1,193	$ 442
Ratios to Average Net Assets:
Total expenses (d)	0.24%(e)	0.28%	0.38%	0.20%	0.21%	0.16%
Net expenses (d)	0.15%(e)	0.19%	0.29%	0.10%	0.12%	0.07%
Net investment income (loss)	0.70%(e)	1.60%	0.41%	4.14%	2.95%	2.49%
Portfolio turnover rate	6%(f)	12%	19%	22%	28%	13%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.88)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 11.75	$ 15.09	$ 14.21	$ 12.57	$ 10.83	$ 12.21
Income (loss) from investment operations:
Net investment income (loss) (a)	0.05	0.26	0.34	0.26	0.32	0.28
Net realized and unrealized gain (loss)	1.17	(2.97)	1.39	2.03	2.24	(1.12)
Total from investment operations	1.22	(2.71)	1.73	2.29	2.56	(0.84)
Distributions to shareholders from:
Net investment income	—	(0.24)	(0.30)	(0.24)	(0.31)	(0.26)
Net realized gains	—	(0.39)	(0.55)	(0.41)	(0.51)	(0.28)
Total distributions	—	(0.63)	(0.85)	(0.65)	(0.82)	(0.54)
Net asset value, end of period	$ 12.97	$ 11.75	$ 15.09	$ 14.21	$ 12.57	$ 10.83
Total return (b)	10.38%	(17.89)%	12.18%	18.19%	23.61%	(6.85)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,312,856	$1,883,267	$1,863,635	$1,215,824	$907,369	$796,187
Ratios to Average Net Assets:
Total expenses (d)	0.13%(e)	0.13%	0.13%	0.14%	0.15%	0.15%
Net expenses (d)	0.04%(e)	0.04%	0.04%	0.04%	0.05%	0.07%
Net investment income (loss)	0.77%(e)	2.00%	2.26%	2.03%	2.60%	2.30%
Portfolio turnover rate	6%(f)	12%	19%	22%	28%	13%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (6.85)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/23 (Unaudited)	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 11.76	$ 14.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.18
Net realized and unrealized gain (loss)	1.16	(1.98)
Total from investment operations	1.18	(1.80)
Distributions to shareholders from:
Net investment income	—	(0.18)
Net realized gains	—	(0.39)
Total distributions	—	(0.57)
Net asset value, end of period	$ 12.94	$ 11.76
Total return (b)	10.03%	(12.69)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,595	$11,922
Ratios to Average Net Assets:
Total expenses (c)	0.63%(d)	0.63%(d)
Net expenses (c)	0.54%(d)	0.54%(d)
Net investment income (loss)	0.27%(d)	1.70%(d)
Portfolio turnover rate	6%(e)	12%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 11.74	$ 15.19	$14.35	$ 12.65	$10.79	$12.26
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.21	0.02	0.58	0.29	0.31
Net realized and unrealized gain (loss)	1.26	(3.03)	1.67	1.79	2.37	(1.23)
Total from investment operations	1.28	(2.82)	1.69	2.37	2.66	(0.92)
Distributions to shareholders from:
Net investment income	—	(0.20)	(0.26)	(0.23)	(0.30)	(0.26)
Net realized gains	—	(0.43)	(0.59)	(0.44)	(0.50)	(0.29)
Total distributions	—	(0.63)	(0.85)	(0.67)	(0.80)	(0.55)
Net asset value, end of period	$13.02	$ 11.74	$15.19	$ 14.35	$12.65	$10.79
Total return (b)	10.90%	(18.51)%	11.75%	18.70%	24.64%	(7.46)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,505	$ 2,780	$2,991	$51,116	$1,398	$1,247
Ratios to Average Net Assets:
Total expenses (d)	0.23%(e)	0.28%	0.39%	0.20%	0.17%	0.19%
Net expenses (d)	0.15%(e)	0.20%	0.32%	0.10%	0.07%	0.09%
Net investment income (loss)	0.39%(e)	1.62%	0.12%	4.25%	2.33%	2.50%
Portfolio turnover rate	8%(f)	12%	19%	19%	32%	11%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.46)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 11.88	$ 15.36	$ 14.36	$ 12.66	$ 10.79	$ 12.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.24	0.35	0.25	0.32	0.28
Net realized and unrealized gain (loss)	1.28	(3.07)	1.54	2.12	2.35	(1.21)
Total from investment operations	1.31	(2.83)	1.89	2.37	2.67	(0.93)
Distributions to shareholders from:
Net investment income	—	(0.22)	(0.30)	(0.23)	(0.30)	(0.26)
Net realized gains	—	(0.43)	(0.59)	(0.44)	(0.50)	(0.29)
Total distributions	—	(0.65)	(0.89)	(0.67)	(0.80)	(0.55)
Net asset value, end of period	$ 13.19	$ 11.88	$ 15.36	$ 14.36	$ 12.66	$ 10.79
Total return (b)	11.03%	(18.40)%	13.15%	18.79%	24.66%	(7.52)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,079,387	$1,664,976	$1,677,750	$1,076,641	$778,976	$636,762
Ratios to Average Net Assets:
Total expenses (d)	0.13%(e)	0.14%	0.13%	0.15%	0.16%	0.16%
Net expenses (d)	0.05%(e)	0.05%	0.05%	0.05%	0.05%	0.07%
Net investment income (loss)	0.46%(e)	1.79%	2.23%	1.94%	2.63%	2.24%
Portfolio turnover rate	8%(f)	12%	19%	19%	32%	11%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.52)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/23 (Unaudited)	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 11.89	$ 14.35
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.16
Net realized and unrealized gain (loss)	1.28	(2.03)
Total from investment operations	1.28	(1.87)
Distributions to shareholders from:
Net investment income	—	(0.16)
Net realized gains	—	(0.43)
Total distributions	—	(0.59)
Net asset value, end of period	$ 13.17	$ 11.89
Total return (c)	10.77%	(13.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$25,123	$21,698
Ratios to Average Net Assets:
Total expenses (d)	0.63%(e)	0.64%(e)
Net expenses (d)	0.55%(e)	0.55%(e)
Net investment income (loss)	(0.04)%(e)	1.44%(e)
Portfolio turnover rate	8%(f)	12%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$12.09	$ 15.72	$14.58	$ 12.72	$10.77	$12.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.20	0.03	0.58	0.29	0.33
Net realized and unrealized gain (loss)	1.37	(3.19)	1.88	1.87	2.45	(1.31)
Total from investment operations	1.39	(2.99)	1.91	2.45	2.74	(0.98)
Distributions to shareholders from:
Net investment income	—	(0.20)	(0.28)	(0.22)	(0.30)	(0.26)
Net realized gains	—	(0.44)	(0.49)	(0.37)	(0.49)	(0.28)
Total distributions	—	(0.64)	(0.77)	(0.59)	(0.79)	(0.54)
Net asset value, end of period	$13.48	$ 12.09	$15.72	$ 14.58	$12.72	$10.77
Total return (b)	11.50%	(18.93)%	13.08%	19.26%	25.45%	(7.96)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,928	$ 1,645	$2,357	$23,059	$ 962	$ 787
Ratios to Average Net Assets:
Total expenses (d)	0.24%(e)	0.28%	0.39%	0.21%	0.21%	0.20%
Net expenses (d)	0.15%(e)	0.18%	0.30%	0.10%	0.09%	0.08%
Net investment income (loss)	0.24%(e)	1.46%	0.17%	4.27%	2.34%	2.68%
Portfolio turnover rate	6%(f)	10%	17%	18%	32%	11%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.96)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 12.16	$ 15.79	$ 14.58	$ 12.72	$ 10.77	$ 12.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.24	0.37	0.25	0.32	0.28
Net realized and unrealized gain (loss)	1.37	(3.21)	1.65	2.21	2.42	(1.26)
Total from investment operations	1.39	(2.97)	2.02	2.46	2.74	(0.98)
Distributions to shareholders from:
Net investment income	—	(0.22)	(0.32)	(0.23)	(0.30)	(0.26)
Net realized gains	—	(0.44)	(0.49)	(0.37)	(0.49)	(0.28)
Total distributions	—	(0.66)	(0.81)	(0.60)	(0.79)	(0.54)
Net asset value, end of period	$ 13.55	$ 12.16	$ 15.79	$ 14.58	$ 12.72	$ 10.77
Total return (b)	11.43%	(18.75)%	13.83%	19.28%	25.49%	(7.94)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,863,546	$1,459,184	$1,409,868	$847,354	$587,488	$465,425
Ratios to Average Net Assets:
Total expenses (d)	0.13%(e)	0.14%	0.14%	0.16%	0.17%	0.19%
Net expenses (d)	0.05%(e)	0.05%	0.05%	0.05%	0.05%	0.07%
Net investment income (loss)	0.33%(e)	1.80%	2.32%	1.93%	2.62%	2.29%
Portfolio turnover rate	6%(f)	10%	17%	18%	32%	11%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/23 (Unaudited)	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 12.17	$ 14.72
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.17
Net realized and unrealized gain (loss)	1.37	(2.13)
Total from investment operations	1.36	(1.96)
Distributions to shareholders from:
Net investment income	—	(0.15)
Net realized gains	—	(0.44)
Total distributions	—	(0.59)
Net asset value, end of period	$ 13.53	$ 12.17
Total return (b)	11.18%	(13.21)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,151	$10,148
Ratios to Average Net Assets:
Total expenses (c)	0.63%(d)	0.64%(d)
Net expenses (c)	0.55%(d)	0.55%(d)
Net investment income (loss)	(0.17)%(d)	1.57%(d)
Portfolio turnover rate	6%(e)	10%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 11.96	$ 15.62	$14.48	$ 12.60	$10.70	$12.24
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.23	0.00(b)	0.61	0.28	0.37
Net realized and unrealized gain (loss)	1.41	(3.23)	1.90	1.87	2.47	(1.37)
Total from investment operations	1.42	(3.00)	1.90	2.48	2.75	(1.00)
Distributions to shareholders from:
Net investment income	—	(0.20)	(0.28)	(0.22)	(0.29)	(0.26)
Net realized gains	—	(0.46)	(0.48)	(0.38)	(0.56)	(0.28)
Total distributions	—	(0.66)	(0.76)	(0.60)	(0.85)	(0.54)
Net asset value, end of period	$13.38	$ 11.96	$15.62	$ 14.48	$12.60	$10.70
Total return (c)	11.87%	(19.19)%	13.12%	19.67%	25.76%	(8.14)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,297	$ 1,923	$1,596	$24,016	$ 448	$ 374
Ratios to Average Net Assets:
Total expenses (d)	0.26%(e)	0.31%	0.41%	0.24%	0.25%	0.25%
Net expenses (d)	0.17%(e)	0.21%	0.31%	0.10%	0.09%	0.08%
Net investment income (loss)	0.10%(e)	1.73%	0.02%	4.48%	2.32%	3.05%
Portfolio turnover rate	6%(f)	10%	17%	16%	41%	11%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 12.08	$ 15.77	$ 14.49	$ 12.60	$ 10.70	$ 12.24
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.25	0.38	0.25	0.34	0.28
Net realized and unrealized gain (loss)	1.43	(3.27)	1.70	2.24	2.42	(1.28)
Total from investment operations	1.44	(3.02)	2.08	2.49	2.76	(1.00)
Distributions to shareholders from:
Net investment income	—	(0.21)	(0.32)	(0.22)	(0.30)	(0.26)
Net realized gains	—	(0.46)	(0.48)	(0.38)	(0.56)	(0.28)
Total distributions	—	(0.67)	(0.80)	(0.60)	(0.86)	(0.54)
Net asset value, end of period	$ 13.52	$ 12.08	$ 15.77	$ 14.49	$ 12.60	$ 10.70
Total return (b)	11.92%	(19.10)%	14.37%	19.76%	25.81%	(8.13)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,481,020	$1,121,272	$1,021,959	$587,556	$380,668	$300,431
Ratios to Average Net Assets:
Total expenses (c)	0.14%(d)	0.16%	0.15%	0.19%	0.21%	0.23%
Net expenses (c)	0.05%(d)	0.05%	0.05%	0.05%	0.05%	0.07%
Net investment income (loss)	0.21%(d)	1.84%	2.42%	1.98%	2.74%	2.30%
Portfolio turnover rate	6%(e)	10%	17%	16%	41%	11%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/23 (Unaudited)	For the Period 2/11/22*- 12/31/22
Net asset value, beginning of period	$ 12.08	$ 14.87
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.17
Net realized and unrealized gain (loss)	1.44	(2.35)
Total from investment operations	1.42	(2.18)
Distributions to shareholders from:
Net investment income	—	(0.15)
Net realized gains	—	(0.46)
Total distributions	—	(0.61)
Net asset value, end of period	$ 13.50	$ 12.08
Total return (b)	11.75%	(14.64)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,633	$13,177
Ratios to Average Net Assets:
Total expenses (c)	0.64%(d)	0.66%(d)
Net expenses (c)	0.55%(d)	0.55%(d)
Net investment income (loss)	(0.29)%(d)	1.47%(d)
Portfolio turnover rate	6%(e)	10%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$12.29	$ 15.98	$14.72	$12.68	$10.70	$12.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00(b)	0.23	0.01	0.63	0.33	0.31
Net realized and unrealized gain (loss)	1.47	(3.31)	1.95	1.86	2.41	(1.29)
Total from investment operations	1.47	(3.08)	1.96	2.49	2.74	(0.98)
Distributions to shareholders from:
Net investment income	—	(0.20)	(0.28)	(0.22)	(0.30)	(0.25)
Net realized gains	—	(0.41)	(0.42)	(0.23)	(0.46)	(0.32)
Total distributions	—	(0.61)	(0.70)	(0.45)	(0.76)	(0.57)
Net asset value, end of period	$13.76	$ 12.29	$15.98	$14.72	$12.68	$10.70
Total return (c)	11.96%	(19.23)%	13.32%	19.60%	25.65%	(7.93)%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,684	$ 996	$ 715	$8,940	$ 241	$ 130
Ratios to Average Net Assets:
Total expenses (e)	0.32%(f)	0.34%	0.44%	0.32%	0.30%	0.40%
Net expenses (e)	0.22%(f)	0.21%	0.31%	0.09%	0.05%	0.07%
Net investment income (loss)	0.04%(f)	1.72%	0.05%	4.61%	2.69%	2.53%
Portfolio turnover rate	5%(g)	9%	15%	18%	42%	16%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.93)%.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 12.36	$ 16.06	$ 14.70	$ 12.66	$ 10.68	$ 12.23
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.26	0.40	0.26	0.35	0.30
Net realized and unrealized gain (loss)	1.47	(3.33)	1.71	2.23	2.39	(1.28)
Total from investment operations	1.48	(3.07)	2.11	2.49	2.74	(0.98)
Distributions to shareholders from:
Net investment income	—	(0.22)	(0.33)	(0.22)	(0.30)	(0.25)
Net realized gains	—	(0.41)	(0.42)	(0.23)	(0.46)	(0.32)
Total distributions	—	(0.63)	(0.75)	(0.45)	(0.76)	(0.57)
Net asset value, end of period	$ 13.84	$ 12.36	$ 16.06	$ 14.70	$ 12.66	$ 10.68
Total return (b)	11.97%	(19.09)%	14.31%	19.65%	25.70%	(7.94)%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,050,717	$770,434	$641,834	$323,975	$195,598	$132,520
Ratios to Average Net Assets:
Total expenses (d)	0.16%(e)	0.18%	0.18%	0.27%	0.30%	0.40%
Net expenses (d)	0.05%(e)	0.05%	0.05%	0.04%	0.05%	0.07%
Net investment income (loss)	0.20%(e)	1.90%	2.52%	2.05%	2.86%	2.49%
Portfolio turnover rate	5%(f)	9%	15%	18%	42%	16%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the Affiliates had not made a contribution during the period ended December 31, 2018, total return would have remained (7.94)%.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/23 (Unaudited)	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 12.37	$ 14.94
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.17
Net realized and unrealized gain (loss)	1.47	(2.18)
Total from investment operations	1.45	(2.01)
Distributions to shareholders from:
Net investment income	—	(0.15)
Net realized gains	—	(0.41)
Total distributions	—	(0.56)
Net asset value, end of period	$ 13.82	$ 12.37
Total return (b)	11.72%	(13.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,293	$ 7,963
Ratios to Average Net Assets:
Total expenses (c)	0.66%(d)	0.68%(d)
Net expenses (c)	0.55%(d)	0.55%(d)
Net investment income (loss)	(0.29)%(d)	1.54%(d)
Portfolio turnover rate	5%(e)	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$12.45	$ 16.06	$14.69	$12.53	$10.28	$ 11.91
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.22	0.05	0.59	0.29	0.30
Net realized and unrealized gain (loss)	1.47	(3.30)	1.97	1.87	2.37	(1.27)
Total from investment operations	1.48	(3.08)	2.02	2.46	2.66	(0.97)
Distributions to shareholders from:
Net investment income	—	(0.20)	(0.29)	(0.22)	(0.28)	(0.24)
Net realized gains	—	(0.33)	(0.36)	(0.08)	(0.13)	(0.42)
Total distributions	—	(0.53)	(0.65)	(0.30)	(0.41)	(0.66)
Net asset value, end of period	$13.93	$ 12.45	$16.06	$14.69	$12.53	$10.28
Total return (b)	11.89%	(19.16)%	13.75%	19.61%	25.86%	(8.13)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 692	$ 588	$ 633	$3,458	$ 163	$ 121
Ratios to Average Net Assets:
Total expenses (c)	0.32%(d)	0.38%	0.50%	0.54%	0.85%	1.56%
Net expenses (c)	0.17%(d)	0.18%	0.28%	0.09%	0.04%	0.06%
Net investment income (loss)	0.09%(d)	1.60%	0.33%	4.41%	2.42%	2.55%
Portfolio turnover rate	6%(e)	9%	13%	25%	29%	38%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Net asset value, beginning of period	$ 12.49	$ 16.11	$ 14.69	$ 12.53	$ 10.28	$ 11.91
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.28	0.43	0.27	0.39	0.34
Net realized and unrealized gain (loss)	1.49	(3.36)	1.68	2.19	2.27	(1.31)
Total from investment operations	1.50	(3.08)	2.11	2.46	2.66	(0.97)
Distributions to shareholders from:
Net investment income	—	(0.21)	(0.33)	(0.22)	(0.28)	(0.24)
Net realized gains	—	(0.33)	(0.36)	(0.08)	(0.13)	(0.42)
Total distributions	—	(0.54)	(0.69)	(0.30)	(0.41)	(0.66)
Net asset value, end of period	$ 13.99	$ 12.49	$ 16.11	$ 14.69	$ 12.53	$ 10.28
Total return (b)	12.01%	(19.08)%	14.34%	19.63%	25.87%	(8.13)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$616,391	$432,395	$314,182	$137,392	$74,373	$25,829
Ratios to Average Net Assets:
Total expenses (c)	0.20%(d)	0.25%	0.28%	0.49%	0.84%	1.56%
Net expenses (c)	0.05%(d)	0.05%	0.05%	0.04%	0.04%	0.06%
Net investment income (loss)	0.21%(d)	2.03%	2.68%	2.12%	3.33%	2.87%
Portfolio turnover rate	6%(e)	9%	13%	25%	29%	38%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/23 (Unaudited)	For the Period 2/11/22*- 12/31/22
Net asset value, beginning of period	$12.49	$ 15.19
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.20
Net realized and unrealized gain (loss)	1.48	(2.42)
Total from investment operations	1.46	(2.22)
Distributions to shareholders from:
Net investment income	—	(0.15)
Net realized gains	—	(0.33)
Total distributions	—	(0.48)
Net asset value, end of period	$13.95	$ 12.49
Total return (b)	11.69%	(14.62)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,627	$ 3,179
Ratios to Average Net Assets:
Total expenses (c)	0.70%(d)	0.75%(d)
Net expenses (c)	0.55%(d)	0.55%(d)
Net investment income (loss)	(0.29)%(d)	1.72%(d)
Portfolio turnover rate	6%(e)	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$ 11.96	$ 15.22	$13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00(b)	0.22	0.31	0.19
Net realized and unrealized gain (loss)	1.42	(3.15)	1.62	4.13
Total from investment operations	1.42	(2.93)	1.93	4.32
Distributions to shareholders from:
Net investment income	—	(0.17)	(0.26)	(0.23)
Net realized gains	—	(0.16)	(0.14)	(0.40)
Total distributions	—	(0.33)	(0.40)	(0.63)
Net asset value, end of period	$13.38	$ 11.96	$15.22	$13.69
Total return (c)	11.87%	(19.23)%	14.09%	43.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 250	$ 191	$ 178	$ 137
Ratios to Average Net Assets:
Total expenses (d)	0.54%(e)	0.66%	1.45%	12.01%(e)
Net expenses (d)	0.25%(e)	0.25%	0.25%	0.22%(e)
Net investment income (loss)	0.02%(e)	1.67%	2.05%	2.08%(e)
Portfolio turnover rate	6%(f)	9%	20%	86%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$ 11.96	$ 15.23	$ 13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.31	0.61	0.45
Net realized and unrealized gain (loss)	1.43	(3.22)	1.36	3.88
Total from investment operations	1.44	(2.91)	1.97	4.33
Distributions to shareholders from:
Net investment income	—	(0.20)	(0.29)	(0.24)
Net realized gains	—	(0.16)	(0.14)	(0.40)
Total distributions	—	(0.36)	(0.43)	(0.64)
Net asset value, end of period	$ 13.40	$ 11.96	$ 15.23	$13.69
Total return (b)	12.04%	(19.12)%	14.39%	43.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$146,540	$93,596	$43,241	$3,557
Ratios to Average Net Assets:
Total expenses (c)	0.34%(d)	0.46%	1.25%	11.81%(d)
Net expenses (c)	0.05%(d)	0.05%	0.05%	0.02%(d)
Net investment income (loss)	0.22%(d)	2.41%	4.06%	4.70%(d)
Portfolio turnover rate	6%(e)	9%	20%	86%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/23 (Unaudited)	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$ 11.99	$ 14.08
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.34
Net realized and unrealized gain (loss)	1.43	(2.13)
Total from investment operations	1.41	(1.79)
Distributions to shareholders from:
Net investment income	—	(0.14)
Net realized gains	—	(0.16)
Total distributions	—	(0.30)
Net asset value, end of period	$13.40	$ 11.99
Total return (b)	11.67%	(12.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 375	$ 152
Ratios to Average Net Assets:
Total expenses (c)	0.84%(d)	0.96%(d)
Net expenses (c)	0.55%(d)	0.55%(d)
Net investment income (loss)	(0.28)%(d)	3.26%(d)
Portfolio turnover rate	6%(e)	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a "Fund" and collectively, the "Funds"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2020 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2025 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2030 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2035 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2040 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2045 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2050 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 11, 2022	Diversified
State Street Target Retirement 2055 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2060 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 11, 2022	Diversified
State Street Target Retirement 2065 Fund	Class I Class K Class R3	March 30, 2020 March 30, 2020 February 28, 2022	Diversified
Class I, Class K and Class R3 shares are sold without a sales charge and only to certain eligible investors.
Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange-traded funds (“ETFs”) sponsored by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2023 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of foreign taxes withheld at source, if any. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.
SSGA FM, as the investment adviser to each Fund, is contractually obligated, through April 30, 2024, (i) to waive up to the full amount of the advisory fee payable by a Fund, and/or (ii) to reimburse a Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non- recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. These waiver and/or reimbursement arrangements may not be terminated prior to April 30, 2024 except with approval of the Funds' Board.
Administrator, Custodian and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. SSGA FM and the Funds each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Funds.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds.
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NOTES TO FINANCIAL STATEMENTS  (continued)
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The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate SSGA FD (or others) for services in connection with the distribution of a Fund’s Class R3 shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of each Fund’s net assets attributable to its Class R3 shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 7 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2023, are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2023, were as follows:
	Purchases	Sales
State Street Target Retirement Fund	$ 66,793,031	$ 37,184,613
State Street Target Retirement 2020 Fund	77,960,311	71,272,137
State Street Target Retirement 2025 Fund	194,462,576	113,655,363
State Street Target Retirement 2030 Fund	395,186,394	166,572,723
State Street Target Retirement 2035 Fund	372,000,950	137,850,123
State Street Target Retirement 2040 Fund	371,390,405	145,756,151
State Street Target Retirement 2045 Fund	324,550,270	96,131,460
State Street Target Retirement 2050 Fund	300,294,503	83,551,403
State Street Target Retirement 2055 Fund	230,249,945	49,508,833
State Street Target Retirement 2060 Fund	156,775,518	30,107,167
State Street Target Retirement 2065 Fund	47,532,333	7,746,363
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NOTES TO FINANCIAL STATEMENTS  (continued)
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6.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$ 724,096,018	$ 14,415,902	$ 48,573,131	$(34,157,229)
State Street Target Retirement 2020 Fund	1,005,860,002	24,789,391	67,137,425	(42,348,034)
State Street Target Retirement 2025 Fund	1,988,823,223	60,057,661	123,740,299	(63,682,638)
State Street Target Retirement 2030 Fund	2,508,073,727	104,787,400	132,612,674	(27,825,274)
State Street Target Retirement 2035 Fund	2,335,682,255	122,601,968	107,363,820	15,238,148
State Street Target Retirement 2040 Fund	2,078,223,793	116,274,300	77,843,742	38,430,558
State Street Target Retirement 2045 Fund	1,836,724,933	107,990,160	63,331,685	44,658,475
State Street Target Retirement 2050 Fund	1,465,584,808	75,824,840	39,032,914	36,791,926
State Street Target Retirement 2055 Fund	1,047,509,938	44,323,388	28,000,364	16,323,024
State Street Target Retirement 2060 Fund	612,225,666	23,428,111	14,226,394	9,201,717
State Street Target Retirement 2065 Fund	145,069,070	4,211,176	2,539,815	1,671,361
7.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2023, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities, if any, as applicable. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the funds' securities lending agreements and related cash and non-cash collateral received as of June 30, 2023.
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NOTES TO FINANCIAL STATEMENTS  (continued)
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Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Target Retirement Fund	$ 34,802,276	$ 35,424,264	$ -	$ 35,424,264
State Street Target Retirement 2020 Fund	69,739,385	63,110,559	8,145,907	71,256,466
State Street Target Retirement 2025 Fund	115,211,500	99,357,896	17,843,342	117,201,238
State Street Target Retirement 2030 Fund	57,656,517	38,168,122	20,416,754	58,584,876
State Street Target Retirement 2035 Fund	49,725,926	17,216,809	33,303,391	50,520,200
State Street Target Retirement 2040 Fund	5,814,639	5,181,863	720,231	5,902,094
State Street Target Retirement 2045 Fund	666,770	674,575	-	674,575
State Street Target Retirement 2055 Fund	328,900	332,750	-	332,750
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2023:
		Remaining Contractual Maturity of the Agreements as of June 30, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Target Retirement Fund	Mutual Funds and Exchange Traded Products	$35,424,264	$—	$—	$—	$35,424,264	$35,424,264
State Street Target Retirement 2020 Fund	Mutual Funds and Exchange Traded Products	63,110,559	—	—	—	63,110,559	63,110,559
State Street Target Retirement 2025 Fund	Mutual Funds and Exchange Traded Products	99,357,896	—	—	—	99,357,896	99,357,896
State Street Target Retirement 2030 Fund	Mutual Funds and Exchange Traded Products	38,168,122	—	—	—	38,168,122	38,168,122
State Street Target Retirement 2035 Fund	Mutual Funds and Exchange Traded Products	17,216,809	—	—	—	17,216,809	17,216,809
State Street Target Retirement 2040 Fund	Mutual Funds and Exchange Traded Products	5,181,863	—	—	—	5,181,863	5,181,863
State Street Target Retirement 2045 Fund	Mutual Funds and Exchange Traded Products	674,575	—	—	—	674,575	674,575
State Street Target Retirement 2055 Fund	Mutual Funds and Exchange Traded Products	332,750	—	—	—	332,750	332,750
8.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Credit Risk
The Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
State Street Target Retirement Fund
Class I	0.06%	$1,054.80	$ 0.31	$1,024.50	$ 0.30
Class K	(0.02)	1,054.50	(0.10)	1,024.90	(0.10)
Class R3	0.48	1,051.50	2.44	1,022.40	2.41
State Street Target Retirement 2020 Fund
Class I	0.10	1,059.90	0.51	1,024.30	0.50
Class K	(0.02)	1,060.50	(0.10)	1,024.90	(0.10)
Class R3	0.48	1,058.50	2.45	1,022.40	2.41
State Street Target Retirement 2025 Fund
Class I	0.09	1,076.60	0.46	1,024.30	0.45
Class K	(0.01)	1,076.90	(0.05)	1,024.80	(0.05)
Class R3	0.50	1,074.00	2.57	1,022.30	2.51
State Street Target Retirement 2030 Fund
Class I	0.10	1,093.80	0.52	1,024.30	0.50
Class K	0.02	1,093.30	0.10	1,024.70	0.10
Class R3	0.52	1,091.40	2.70	1,022.20	2.61
State Street Target Retirement 2035 Fund
Class I	0.15	1,103.10	0.78	1,024.10	0.75
Class K	0.04	1,103.80	0.21	1,024.60	0.20
Class R3	0.54	1,100.30	2.81	1,022.10	2.71
State Street Target Retirement 2040 Fund
Class I	0.15	1,109.00	0.78	1,024.10	0.75
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio(a)	Ending Account Value	Expenses Paid During Period(b)	Ending Account Value	Expenses Paid During Period(b)
Class K	0.05%	$ 1,110.30	$ 0.26	$1,024.50	$ 0.25
Class R3	0.55	1,107.70	2.87	1,022.10	2.76
State Street Target Retirement 2045 Fund
Class I	0.15	1,115.00	0.79	1,024.10	0.75
Class K	0.05	1,114.30	0.26	1,024.50	0.25
Class R3	0.55	1,111.80	2.88	1,022.10	2.76
State Street Target Retirement 2050 Fund
Class I	0.17	1,118.70	0.89	1,024.00	0.85
Class K	0.05	1,119.20	0.26	1,024.50	0.25
Class R3	0.55	1,117.50	2.89	1,022.10	2.76
State Street Target Retirement 2055 Fund
Class I	0.22	1,119.60	1.16	1,023.70	1.10
Class K	0.05	1,119.70	0.26	1,024.50	0.25
Class R3	0.55	1,117.20	2.89	1,022.10	2.76
State Street Target Retirement 2060 Fund
Class I	0.17	1,118.90	0.89	1,024.00	0.85
Class K	0.05	1,120.10	0.26	1,024.50	0.25
Class R3	0.55	1,116.90	2.89	1,022.10	2.76
State Street Target Retirement 2065 Fund
Class I	0.25	1,118.70	1.31	1,023.60	1.25
Class K	0.05	1,120.40	0.26	1,024.50	0.25
Class R3	0.55	1,116.70	2.89	1,022.10	2.76

(a)	The Annualized Expense Ratio does not reflect acquired fund fees and expenses. If acquired fund fees and expenses were included, expenses would be higher.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365. Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds' Program. The Program's principal objectives include assessing, managing and periodically reviewing each Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2021 through December 31, 2022. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds' proxy voting policies and procedures that are used by the Funds' Investment Adviser to vote proxies relating to Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-800-997-7327 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds' website at www.ssga.com. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Target Retirement Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund and State Street Target Retirement 2065 Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2022, as applicable, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
______________________________________
1 Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Information about Performance, Expenses and Fees
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian and securities lending agent for the Funds, with respect to its operations relating to the Funds; and
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the applicable Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 10-11, 2023, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities or money market instruments. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing each Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022, as applicable. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund:
State Street Target Retirement Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and its Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3- and 5-year periods.
State Street Target Retirement 2020 Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3- and 5-year periods.
State Street Target Retirement 2025 Fund. The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 1-year period and was above the median of its Performance Group for the 3- and 5-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3- and 5-year periods.
State Street Target Retirement 2030 Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period and was above the medians of its Performance Group and Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3- and 5-year periods.
State Street Target Retirement 2035 Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period and was above the medians of its Performance Group and Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3- and 5-year periods.
State Street Target Retirement 2040 Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1- and 3-year periods and was above the medians of its Performance Group and its Performance Universe for the 5-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2045 Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 3-year periods and was equal to the median of its Performance Group for the 5-year period. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1- and 3-year periods and was above the median of its Performance Universe for the 5-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods.
State Street Target Retirement 2050 Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1- and 3-year periods and was above the median of its Performance Universe for the 5-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2055 Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1- and 3-year periods and was above the median of its Performance Universe for the 5-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

State Street Target Retirement 2060 Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3- and 5-year periods. The Board considered that the Fund’s performance was below the median of its Performance Universe for the 1- and 3-year periods and was above the median of its Performance Universe for the 5-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2065 Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-year period. The Board also considered that the Fund recently commenced operations and has a limited performance history.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory or is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Funds to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of each Fund:
State Street Target Retirement Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2020 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2025 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2030 Fund. The Board considered that the Fund’s actual management fee was below the median of its Expense Group and was above the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2035 Fund. The Board considered that the Fund’s actual management fee was below the median of its Expense Group and was above the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2040 Fund. The Board considered that the Fund’s actual management fee was below the median of its Expense Group and was above the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2045 Fund. The Board considered that the Fund’s actual management fee was below the median of its Expense Group and was above the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2050 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2055 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

State Street Target Retirement 2060 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2065 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Funds, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Funds at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
91

Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of fund shares.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITTRETSAR

Semi-Annual Report
June 30, 2023
State Street Institutional Investment Trust
State Street Hedged International Developed Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

State Street Hedged International Developed Equity Index Fund
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2023

% of Net Assets
Mutual Funds and Exchange Traded Products	97.7%
Short-Term Investment	2.9
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 97.7%
UNITED STATES — 97.7%
State Street International Developed Equity Portfolio(a)		$ 3,193,767,381
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,415,879,988)		3,193,767,381
SHORT-TERM INVESTMENT — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (b)(c) (Cost $95,876,858)	95,860,329	95,879,501
TOTAL INVESTMENTS — 100.6% (Cost $2,511,756,846)		3,289,646,882
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(19,906,587)
NET ASSETS — 100.0%		$ 3,269,740,295

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2023.

At June 30, 2023, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	USD 7,829,691	EUR 7,264,000	07/05/2023	$ 95,335
Bank of America N.A.	USD 5,302,295	JPY 732,581,000	07/05/2023	(233,758)
Bank of Montreal	USD 1,741,604	AUD 2,644,000	07/05/2023	18,374
Bank of Montreal	USD 546,847,556	EUR 501,235,157	07/05/2023	170
Bank of Montreal	USD 3,491,370	GBP 2,784,000	07/05/2023	48,071
Bank of Montreal	USD 244,303,600	GBP 192,160,774	07/05/2023	143
Bank of Montreal	USD 558,163	SEK 5,915,000	07/05/2023	(10,543)
Bank of Montreal	CHF 2,214,000	USD 2,431,118	07/05/2023	(43,592)
Bank of Montreal	SEK 24,700,000	USD 2,273,440	07/05/2023	(13,322)
Bank of Montreal	DKK 22,825,000	USD 3,274,701	07/05/2023	(69,694)
Bank of Montreal	GBP 195,147,273	USD 242,041,163	07/05/2023	(6,059,469)
Bank of Montreal	EUR 499,630,157	USD 533,691,943	07/05/2023	(11,404,727)
Bank of Montreal	EUR 501,235,157	USD 547,596,903	08/02/2023	376
Bank of Montreal	GBP 192,160,774	USD 244,355,483	08/02/2023	2,984
Barclays Capital PLC	USD 569,529	HKD 4,457,000	07/05/2023	(787)
Barclays Capital PLC	AUD 6,783,000	USD 4,394,869	07/05/2023	(120,235)
Barclays Capital PLC	GBP 769,000	USD 958,557	07/05/2023	(19,112)
Barclays Capital PLC	AUD 730,000	USD 487,310	07/05/2023	1,385
Barclays Capital PLC	DKK 7,288,000	USD 1,056,364	07/05/2023	(11,499)
Barclays Capital PLC	USD 2,756,362	CHF 2,459,000	08/02/2023	29
Barclays Capital PLC	USD 3,107,559	DKK 21,173,000	08/02/2023	(73)
Barclays Capital PLC	USD 437,552	NOK 4,683,000	08/02/2023	3
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital PLC	SEK 11,213,000	USD 1,039,365	08/02/2023	$ (54)
BNP Paribas S.A.	USD 5,902,878	GBP 4,759,000	07/05/2023	147,480
BNP Paribas S.A.	USD 699,477,480	JPY 101,098,977,610	07/05/2023	—
BNP Paribas S.A.	EUR 6,378,000	USD 6,812,680	07/05/2023	(145,720)
BNP Paribas S.A.	GBP 4,009,000	USD 5,057,181	07/05/2023	(39,664)
BNP Paribas S.A.	USD 1,762,486	GBP 1,386,000	08/02/2023	(42)
BNP Paribas S.A.	EUR 10,682,000	USD 11,670,213	08/02/2023	190
BNP Paribas S.A.	JPY 101,098,977,610	USD 702,412,806	08/02/2023	(21,380)
Citibank N.A.	USD 1,049,476	CHF 943,000	07/05/2023	4,567
Citibank N.A.	USD 3,445,476	EUR 3,169,000	07/05/2023	11,904
Citibank N.A.	USD 546,847,556	EUR 501,235,157	07/05/2023	170
Citibank N.A.	USD 244,303,599	GBP 192,160,773	07/05/2023	143
Citibank N.A.	USD 764,970	SEK 8,260,000	07/05/2023	(247)
Citibank N.A.	USD 331,669	SEK 3,603,000	07/05/2023	1,902
Citibank N.A.	GBP 195,147,274	USD 242,040,188	07/05/2023	(6,060,444)
Citibank N.A.	EUR 499,630,157	USD 533,685,448	07/05/2023	(11,411,222)
Citibank N.A.	EUR 10,459,000	USD 11,296,139	07/05/2023	(114,633)
Citibank N.A.	EUR 501,235,157	USD 547,587,881	08/02/2023	(8,647)
Citibank N.A.	GBP 192,160,773	USD 244,355,751	08/02/2023	3,253
HSBC Bank USA	USD 105,328,574	SEK 1,137,685,531	07/05/2023	—
HSBC Bank USA	SEK 1,118,869,531	USD 102,990,623	07/05/2023	(595,939)
HSBC Bank USA	HKD 6,418,000	USD 819,714	07/05/2023	736
HSBC Bank USA	SEK 1,137,685,531	USD 105,453,737	08/02/2023	(7,072)
JP Morgan Chase Bank, N.A.	USD 1,740,240	CHF 1,549,000	07/05/2023	(8,836)
JP Morgan Chase Bank, N.A.	USD 5,696,189	EUR 5,201,000	07/05/2023	(21,897)
JP Morgan Chase Bank, N.A.	USD 2,547,510	GBP 1,994,000	07/05/2023	(12,437)
JP Morgan Chase Bank, N.A.	USD 1,532,516	GBP 1,214,000	07/05/2023	10,904
JP Morgan Chase Bank, N.A.	USD 864,908	ILS 3,225,000	07/05/2023	4,141
JP Morgan Chase Bank, N.A.	JPY 1,054,860,000	USD 7,554,598	07/05/2023	256,297
JP Morgan Chase Bank, N.A.	AUD 3,807,000	USD 2,581,496	07/05/2023	47,367
JP Morgan Chase Bank, N.A.	JPY 6,878,322,000	USD 47,788,061	08/02/2023	(2,417)
Morgan Stanley Bank, N.A.	JPY 92,423,828,610	USD 664,890,930	07/05/2023	25,434,545
Morgan Stanley Bank, N.A.	SEK 11,894,000	USD 1,110,971	07/05/2023	9,808
Toronto-Dominion Bank	CHF 297,305,571	USD 326,454,712	07/05/2023	(5,860,239)
UBS AG	USD 1,301,525	AUD 1,893,000	07/05/2023	(41,449)
UBS AG	USD 764,100	AUD 1,153,000	07/05/2023	3,394
UBS AG	USD 242,920,347	AUD 364,937,050	07/05/2023	(1)
UBS AG	USD 2,393,422	CHF 2,163,000	07/05/2023	24,283
UBS AG	USD 732,708	DKK 5,062,000	07/05/2023	8,994
UBS AG	USD 532,675	DKK 3,624,000	07/05/2023	(1,675)
UBS AG	USD 102,477,354	DKK 699,392,566	07/05/2023	—
UBS AG	USD 407,998	HKD 3,191,000	07/05/2023	(806)
UBS AG	USD 78,583,063	HKD 615,824,035	07/05/2023	—
UBS AG	USD 13,178,613	ILS 48,905,174	07/05/2023	—
UBS AG	USD 3,748,383	JPY 524,602,000	07/05/2023	(118,799)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
UBS AG	USD 2,207,875	JPY 319,608,000	07/05/2023	$ 3,410
UBS AG	USD 21,084,470	NOK 225,889,520	07/05/2023	—
UBS AG	USD 6,673,952	NZD 10,893,581	07/05/2023	1
UBS AG	USD 40,837,403	SGD 55,267,299	07/05/2023	—
UBS AG	CHF 597,000	USD 659,447	07/05/2023	(7,853)
UBS AG	JPY 202,409,000	USD 1,453,045	07/05/2023	52,630
UBS AG	EUR 2,007,000	USD 2,152,074	07/05/2023	(37,564)
UBS AG	SGD 570,000	USD 425,085	07/05/2023	3,908
UBS AG	CHF 3,115,000	USD 3,444,448	07/05/2023	(37,361)
UBS AG	SGD 55,267,299	USD 40,876,366	08/02/2023	(1,645)
UBS AG	ILS 48,905,174	USD 13,186,786	08/02/2023	(1,380)
UBS AG	DKK 699,392,566	USD 102,644,145	08/02/2023	(3,226)
UBS AG	HKD 615,824,035	USD 78,621,187	08/02/2023	(3,646)
UBS AG	AUD 364,937,050	USD 243,105,005	08/02/2023	(9,219)
UBS AG	NZD 10,893,581	USD 6,673,070	08/02/2023	(81)
UBS AG	NOK 225,889,520	USD 21,104,866	08/02/2023	(1,034)
Westpac Banking Corp.	USD 333,735,619	CHF 298,576,571	07/05/2023	—
Westpac Banking Corp.	USD 4,758,557	HKD 37,218,000	07/05/2023	(9,303)
Westpac Banking Corp.	JPY 8,994,671,000	USD 64,708,001	07/05/2023	2,476,217
Westpac Banking Corp.	AUD 359,307,050	USD 232,816,596	07/05/2023	(6,356,141)
Westpac Banking Corp.	HKD 654,272,035	USD 83,642,702	07/05/2023	153,429
Westpac Banking Corp.	ILS 52,130,174	USD 13,977,230	07/05/2023	(70,433)
Westpac Banking Corp.	NOK 225,889,520	USD 20,304,311	07/05/2023	(780,159)
Westpac Banking Corp.	DKK 677,965,566	USD 97,271,534	07/05/2023	(2,066,264)
Westpac Banking Corp.	NZD 10,893,581	USD 6,528,033	07/05/2023	(145,921)
Westpac Banking Corp.	SGD 54,697,299	USD 40,411,000	07/05/2023	(5,226)
Westpac Banking Corp.	USD 580,927	AUD 872,000	08/02/2023	(17)
Westpac Banking Corp.	HKD 16,142,000	USD 2,060,806	08/02/2023	(111)
Westpac Banking Corp.	CHF 298,576,571	USD 334,675,696	08/02/2023	(10,706)
Total				$(23,181,178)

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

During the period ended June 30, 2023, average notional value related to forward foreign currency exchange contracts was $10,665,649,443.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	715	09/15/2023	$76,768,225	$77,059,125	$290,900

During the period ended June 30, 2023, average notional value related to futures contracts was $75,757,889.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,193,767,381	$ —	$—	$3,193,767,381
Short-Term Investment	95,879,501	—	—	95,879,501
TOTAL INVESTMENTS	$3,289,646,882	$ —	$—	$3,289,646,882
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$ —	$ 28,826,543	$—	$ 28,826,543
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(52,007,721)	—	(52,007,721)
Futures Contracts - Unrealized Appreciation	290,900	—	—	290,900
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 290,900	$(23,181,178)	$—	$ (22,890,278)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	140,920,876	$140,949,060	$1,076,878,048	$1,121,863,590	$(77,719)	$(6,298)	95,860,329	$95,879,501	$3,149,711
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value	$3,193,767,381
Investment in affiliated issuers, at value	95,879,501
Total Investments	3,289,646,882
Net cash at broker	3,749,875
Receivable from broker — accumulated variation margin on futures contracts	292,755
Receivable for fund shares sold	2,917,731
Unrealized appreciation on forward foreign currency exchange contracts	28,826,543
Dividends receivable — affiliated issuers	436,610
Receivable from Adviser	247,935
Prepaid expenses and other assets	285,283
TOTAL ASSETS	3,326,403,614
LIABILITIES
Due to custodian	225
Payable for fund shares repurchased	3,813,897
Unrealized depreciation on forward foreign currency exchange contracts	52,007,721
Advisory fee payable	371,818
Custodian fees payable	11,187
Administration fees payable	132,802
Trustees’ fees and expenses payable	504
Transfer agent fees payable	13,536
Professional fees payable	28,633
Printing and postage fees payable	44,649
Accrued expenses and other liabilities	238,347
TOTAL LIABILITIES	56,663,319
NET ASSETS	$3,269,740,295
NET ASSETS CONSIST OF:
Paid-in Capital	$2,837,071,946
Total distributable earnings (loss)	432,668,349
NET ASSETS	$3,269,740,295
Class K
Net Assets	$3,269,740,295
Shares Outstanding	30,228,799
Net asset value, offering and redemption price per share	$ 108.17
COST OF INVESTMENTS:
Investment in affiliated Portfolio	$2,415,879,988
Investment in affiliated issuers	95,876,858
Total cost of investments	$ 2,511,756,846
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividend income allocated from affiliated Portfolio	$ 72,723,876
Dividend income — affiliated issuers	3,149,711
Securities Lending income allocated from affiliated Portfolio	545,949
Expenses allocated from affiliated Portfolio	(2,416,953)
Foreign taxes withheld allocated from affiliated Portfolio	(7,495,286)
TOTAL INVESTMENT INCOME (LOSS)	66,507,297
EXPENSES
Advisory fee	2,392,664
Administration fees	854,523
Custodian fees	140,131
Trustees’ fees and expenses	11,004
Transfer agent fees	26,201
Registration and filing fees	55,391
Professional fees and expenses	19,031
Printing and postage fees	30,772
Insurance expense	6,908
Miscellaneous expenses	317,245
TOTAL EXPENSES	3,853,870
Expenses waived/reimbursed by the Adviser	(2,852,733)
NET EXPENSES	1,001,137
NET INVESTMENT INCOME (LOSS)	$ 65,506,160
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(11,149,903)
Foreign currency transactions allocated from affiliated Portfolio	(228,128)
Futures contracts allocated from affiliated Portfolio	10,750,636
Investments - affiliated issuers	(77,719)
Forward foreign currency exchange contracts	(39,850,927)
Foreign currency transactions	(1,980)
Futures contracts	3,994,903
Net realized gain (loss)	(36,563,118)
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	311,626,513
Foreign currency transactions allocated from affiliated Portfolio	(110,905)
Future contracts allocated from affiliated Portfolio	2,472,782
Investments - affiliated issuers	(6,298)
Forward foreign currency exchange contracts	89,106,960
Foreign currency translations	2,754
Futures contracts	596,437
Net change in unrealized appreciation/depreciation	403,688,243
NET REALIZED AND UNREALIZED GAIN (LOSS)	367,125,125
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$432,631,285
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 65,506,160	$ 116,978,091
Net realized gain (loss)	(36,563,118)	326,712,948
Net change in unrealized appreciation/depreciation	403,688,243	(682,958,207)
Net increase (decrease) in net assets resulting from operations	432,631,285	(239,267,168)
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	—	(647,029,524)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	544,124,410	921,637,613
Reinvestment of distributions	—	646,472,756
Cost of shares redeemed	(1,197,637,986)	(1,703,252,954)
Net increase (decrease) in net assets from beneficial interest transactions	(653,513,576)	(135,142,585)
Net increase (decrease) in net assets during the period	(220,882,291)	(1,021,439,277)
Net assets at beginning of period	3,490,622,586	4,512,061,863
NET ASSETS AT END OF PERIOD	$ 3,269,740,295	$ 3,490,622,586
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	5,292,438	8,209,170
Reinvestment of distributions	—	6,769,348
Shares redeemed	(11,883,036)	(15,279,639)
Net increase (decrease) from share transactions	(6,590,598)	(301,121)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)
Net asset value, beginning of period	$ 94.80	$ 121.55	$ 104.85	$ 104.30	$ 87.90	$ 104.00
Income (loss) from investment operations:
Net investment income (loss) (b)	1.96	3.25	2.93	2.15	3.10	2.90
Net realized and unrealized gain (loss)	11.41	(8.89)	17.33	0.53	18.60	(12.60)
Total from investment operations	13.37	(5.64)	20.26	2.68	21.70	(9.70)
Distributions to shareholders from:
Net investment income	—	(3.21)	(3.56)	(2.13)	(3.20)	(5.00)
Net realized gains	—	(17.90)	—	—	(2.10)	(1.40)
Total distributions	—	(21.11)	(3.56)	(2.13)	(5.30)	(6.40)
Net asset value, end of period	$ 108.17	$ 94.80	$ 121.55	$ 104.85	$ 104.30	$ 87.90
Total return (c)	14.12%	(4.78)%	19.31%	2.45%	24.82%	(9.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,269,740	$3,490,623	$4,512,062	$3,684,209	$3,772,743	$2,922,844
Ratios to Average Net Assets:
Total expenses	0.37%(d)	0.36%	0.35%	0.36%	0.36%	0.36%
Net expenses	0.20%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	3.83%(d)	2.85%	2.50%	2.23%	3.08%	2.85%
Portfolio turnover rate (e)	6%(f)	18%	7%	8%	3%	14%
(a)	On April 17, 2020, the State Street Hedged International Developed Equity Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding affiliated Portfolio.
(f)	Not annualized.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of twenty-eight (28) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Class	Commencement of Operations	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class I Class K	Not commenced May 29, 2015	Diversified Diversified
The Fund seeks to achieve its investment objective by investing a majority of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of June 30, 2023, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

(“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Realized gains and losses from security transactions from investment in the Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses and investment income consists of the Fund’s share of the net investment income of the Portfolio. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust. The Fund is allocated a pro-rata share of the expense of its respective Portfolio. Class specific expenses are borne by each class.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended June 30, 2023, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2023, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$28,826,543	$—	$ —	$—	$28,826,543
Futures Contracts	—	—	—	292,755	—	292,755
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$52,007,721	$—	$—	$—	$52,007,721
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$(39,850,927)	$—	$ —	$—	$(39,850,927)
Futures Contracts	—	—	—	3,994,903	—	3,994,903
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$89,106,960	$—	$ —	$—	$89,106,960
Futures Contracts	—	—	—	596,437	—	596,437
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of America	$ 95,335	$ (95,335)	$—	$ —
Bank of Montreal	70,118	(70,118)	—	—
Barclays Capital	1,417	(1,417)	—	—
BNP Paribas S.A.	147,670	(147,670)	—	—
Citibank N.A.	21,939	(21,939)	—	—
HSBC Bank USA	736	(736)	—	—
JP Morgan Chase Bank, N.A.	318,709	(45,587)	—	273,122
Morgan Stanley Bank, N.A.	25,444,353	—	—	25,444,353
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
UBS AG	$ 96,620	$ (96,620)	$—	$ —
Westpac Banking Corp.	2,629,646	(2,629,646)	—	—
	$28,826,543	$(3,109,068)	$—	$25,717,475
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of America	$ (233,758)	$ 95,335	$—	$ (138,423)
Bank of Montreal	(17,601,347)	70,118	—	(17,531,229)
Barclays Capital	(151,760)	1,417	—	(150,343)
BNP Paribas S.A.	(206,806)	147,670	—	(59,136)
Citibank N.A.	(17,595,193)	21,939	—	(17,573,254)
HSBC Bank USA	(603,011)	736	—	(602,275)
JP Morgan Chase Bank, N.A.	(45,587)	45,587	—	—
Toronto Dominion Bank	(5,860,239)	—	—	(5,860,239)
UBS AG	(265,739)	96,620	—	(169,119)
Westpac Banking Corp.	(9,444,281)	2,629,646	—	(6,814,635)
	$(52,007,721)	$3,109,068	$—	$(48,898,653)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.
The amount the Fund pays under its Investment Advisory Agreement is reduced by the amount of the advisory fee it bears indirectly through its investment in the Portfolio. For the services provided under its Investment Advisory Agreement, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of the Portfolio’s average daily net assets. This arrangement may not be terminated except with the approval of the Board.
The Adviser is contractually obligated until April 30, 2024 (i) to waive up to the full amount of the advisory fee payable by the Fund  and/or (ii) to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees other than the fees of the Portfolio, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2024 except with approval of the Fund's Board of Trustees. For the period ended June 30, 2023, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statement of Operations.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of the average daily net assets. The fees are accrued daily and paid
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2023 are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year.
Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$2,539,542,305	$778,180,937	$50,966,638	$727,214,299
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Market Risk
The  Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Hedged International Developed Equity Index Fund
Class K	0.20%	$1,141.20	$0.90	$1,024.00	$0.85
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the "Program"). SSGA FM has been designated by the Board to administer the Fund's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2021 through December 31, 2022. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's investment Adviser to vote proxies relating to Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's Schedule of Investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Hedged International Developed Equity Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three- and five- year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian for the Fund and transfer agent and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks.  The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.  The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Hedged International Developed Equity Index Fund.  The Board noted the limited size of the Performance Group.  The Board considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3- and 5-year periods.  The Board also considered that the Fund’s performance
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

was below the Benchmark for the 1-, 3- and 5-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Hedged International Developed Equity Index Fund.  The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the median of its Expense Group and above the median of its Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
24

Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
SS&C GIDS, Inc.
State Street Global Advisors
PO Box 219737
Kansas City, MO 64121
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Semi-Annual Report
June 30, 2023
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of June 30, 2023

Description	Market Value	% of Net Assets
Nestle SA	65,622,971	2.1%
ASML Holding NV	57,959,824	1.8
Novo Nordisk AS Class B	52,994,890	1.7
LVMH Moet Hennessy Louis Vuitton SE	51,596,127	1.6
AstraZeneca PLC	44,070,921	1.4
TOTAL	272,244,733	8.6%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.1%
AUSTRALIA — 7.5%
Ampol Ltd.	49,395	$ 985,996
ANZ Group Holdings Ltd.	604,015	9,554,248
APA Group Stapled Security	218,809	1,414,622
Aristocrat Leisure Ltd.	113,084	2,923,604
ASX Ltd.	38,835	1,633,066
Aurizon Holdings Ltd.	415,441	1,086,063
BHP Group Ltd.	1,002,840	30,124,694
BlueScope Steel Ltd.	98,239	1,351,030
Brambles Ltd.	280,428	2,694,451
Cochlear Ltd.	12,354	1,891,312
Coles Group Ltd.	255,651	3,136,754
Commonwealth Bank of Australia	337,626	22,585,998
Computershare Ltd.	111,558	1,739,668
Dexus REIT	210,234	1,094,038
EBOS Group Ltd.	28,220	636,529
Endeavour Group Ltd.	257,884	1,084,537
Flutter Entertainment PLC (a)	34,630	6,968,382
Fortescue Metals Group Ltd.	326,603	4,842,730
Glencore PLC	2,142,206	12,158,971
Goodman Group REIT	336,933	4,525,938
GPT Group REIT	374,436	1,035,319
IDP Education Ltd.	55,630	823,195
IGO Ltd.	142,222	1,450,537
Insurance Australia Group Ltd.	506,655	1,925,304
Lendlease Corp. Ltd. Stapled Security	153,833	797,554
Lottery Corp. Ltd.	457,734	1,568,054
Macquarie Group Ltd.	73,902	8,786,839
Medibank Pvt Ltd.	500,318	1,174,352
Mineral Resources Ltd.	35,609	1,704,132
Mirvac Group REIT	826,462	1,247,102
National Australia Bank Ltd.	630,398	11,079,029
Newcrest Mining Ltd.	178,965	3,190,054
Northern Star Resources Ltd.	231,701	1,886,220
Orica Ltd.	80,428	796,182
Origin Energy Ltd.	346,667	1,946,997
Pilbara Minerals Ltd. (b)	527,481	1,732,351
Qantas Airways Ltd. (a)	205,394	850,537
QBE Insurance Group Ltd.	296,927	3,097,839
Ramsay Health Care Ltd.	33,962	1,275,001
REA Group Ltd. (b)	9,983	958,279
Reece Ltd.	48,540	604,230
Rio Tinto Ltd.	75,110	5,747,582
Rio Tinto PLC	225,616	14,353,073
Santos Ltd.	630,704	3,153,350
Scentre Group REIT	1,050,779	1,856,920
SEEK Ltd.	70,304	1,026,270
Sonic Healthcare Ltd.	85,913	2,041,620
South32 Ltd.	869,994	2,188,649
Stockland REIT	495,880	1,332,066
Suncorp Group Ltd.	237,470	2,132,117
Telstra Group Ltd.	817,534	2,343,498
Security Description	Shares	Value
Transurban Group Stapled Security	622,944	$ 5,926,823
Treasury Wine Estates Ltd.	142,024	1,064,261
Vicinity Ltd. REIT	773,415	951,760
Washington H Soul Pattinson & Co. Ltd.	40,775	864,964
Wesfarmers Ltd.	228,778	7,536,990
Westpac Banking Corp.	705,481	10,037,531
WiseTech Global Ltd.	32,570	1,745,686
Woodside Energy Group Ltd.	382,016	8,829,997
Woolworths Group Ltd.	246,306	6,521,282
		240,016,177
AUSTRIA — 0.2%
Erste Group Bank AG	69,303	2,430,556
Mondi PLC	100,555	1,535,740
OMV AG	26,979	1,145,378
Verbund AG	14,269	1,144,530
voestalpine AG	22,739	817,005
		7,073,209
BELGIUM — 0.8%
Ageas SA	33,554	1,360,004
Anheuser-Busch InBev SA	174,637	9,896,163
D'ieteren Group	4,423	782,662
Elia Group SA	5,712	725,599
Groupe Bruxelles Lambert NV	19,919	1,569,999
KBC Group NV	49,778	3,473,907
Sofina SA (b)	3,290	681,957
Solvay SA	14,831	1,658,099
UCB SA	25,467	2,257,451
Umicore SA	44,743	1,250,750
Warehouses De Pauw CVA REIT	34,859	957,145
		24,613,736
BRAZIL — 0.0% (c)
Yara International ASA (b)	33,994	1,203,320
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC (b)	36,440	876,061
CHILE — 0.0% (c)
Antofagasta PLC	72,829	1,355,801
CHINA — 0.6%
BOC Hong Kong Holdings Ltd.	700,000	2,144,164
Budweiser Brewing Co. APAC Ltd. (d)	304,800	788,658
ESR Group Ltd. (d)	461,400	794,586
Prosus NV (a)	160,882	11,779,892
SITC International Holdings Co. Ltd.	243,000	444,940
Wilmar International Ltd.	385,400	1,084,991
Xinyi Glass Holdings Ltd.	369,000	576,821
		17,614,052

See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
DENMARK — 3.0%
AP Moller - Maersk AS Class A	572	$ 997,199
AP Moller - Maersk AS Class B	1,055	1,854,583
Carlsberg AS Class B	20,214	3,236,251
Chr Hansen Holding AS	21,609	1,501,929
Coloplast AS Class B	23,809	2,978,777
Danske Bank AS (a)	131,352	3,198,629
Demant AS (a)	21,378	904,686
DSV AS	36,325	7,628,246
Genmab AS (a)	13,376	5,067,936
Novo Nordisk AS Class B	328,126	52,994,890
Novozymes AS Class B	38,456	1,793,966
Orsted AS (d)	36,109	3,422,538
Pandora AS	18,766	1,677,004
ROCKWOOL AS Class B	2,140	553,309
Tryg AS	71,797	1,554,529
Vestas Wind Systems AS (a)	204,332	5,431,567
		94,796,039
FINLAND — 1.1%
Elisa Oyj	28,435	1,517,705
Fortum Oyj	91,577	1,225,304
Kesko Oyj Class B	58,592	1,103,216
Kone Oyj Class B	67,903	3,546,913
Metso Oyj	131,475	1,586,183
Neste Oyj	84,249	3,243,264
Nokia Oyj	1,044,906	4,377,203
Nordea Bank Abp	642,645	6,989,788
Orion Oyj Class B	20,582	854,018
Sampo Oyj Class A	92,407	4,149,462
Stora Enso Oyj Class R	121,473	1,409,066
UPM-Kymmene Oyj	102,326	3,048,430
Wartsila OYJ Abp	101,283	1,141,856
		34,192,408
FRANCE — 10.3%
Accor SA	39,267	1,460,913
Adevinta ASA (a)	69,043	454,552
Aeroports de Paris	6,344	911,415
Air Liquide SA	103,733	18,599,558
Airbus SE	117,499	16,985,100
Alstom SA	66,467	1,983,727
Amundi SA (d)	11,496	679,044
Arkema SA	11,768	1,109,477
AXA SA	366,763	10,836,345
BioMerieux	7,880	827,228
BNP Paribas SA	222,725	14,052,698
Bollore SE	159,608	995,176
Bouygues SA	38,117	1,280,246
Bureau Veritas SA	58,836	1,613,873
Capgemini SE	32,510	6,154,399
Carrefour SA	119,538	2,264,915
Cie de Saint-Gobain	99,131	6,034,620
Security Description	Shares	Value
Cie Generale des Etablissements Michelin SCA	134,948	$ 3,991,209
Covivio SA REIT	11,869	560,588
Credit Agricole SA	244,498	2,902,604
Danone SA	129,440	7,931,076
Dassault Aviation SA	4,479	897,208
Dassault Systemes SE	131,621	5,831,183
Edenred	47,524	3,182,781
Eiffage SA	14,427	1,506,026
Engie SA	369,770	6,156,623
EssilorLuxottica SA	57,801	10,897,548
Eurazeo SE	9,467	666,409
Gecina SA REIT	8,880	947,132
Getlink SE	70,174	1,193,992
Hermes International	6,350	13,800,584
Ipsen SA	7,159	861,616
Kering SA	14,575	8,046,828
Klepierre SA REIT	43,119	1,071,059
La Francaise des Jeux SAEM (d)	18,489	727,570
Legrand SA	54,072	5,363,167
L'Oreal SA	48,167	22,464,643
LVMH Moet Hennessy Louis Vuitton SE	54,730	51,596,127
Orange SA	361,720	4,226,446
Pernod Ricard SA	41,518	9,172,745
Publicis Groupe SA	43,785	3,513,375
Remy Cointreau SA	4,103	658,496
Renault SA	38,533	1,625,547
Safran SA	68,681	10,761,006
Sartorius Stedim Biotech	5,561	1,388,627
SEB SA	4,806	496,920
Societe Generale SA	142,781	3,712,518
Sodexo SA	17,688	1,947,398
Teleperformance	11,251	1,887,056
Thales SA	20,371	3,051,604
TotalEnergies SE	468,139	26,868,417
Unibail-Rodamco-Westfield REIT (a)	24,164	1,274,280
Valeo SA	44,887	964,412
Veolia Environnement SA	132,457	4,192,218
Vinci SA	105,023	12,200,955
Vivendi SE	148,460	1,362,683
Wendel SE	6,032	619,409
Worldline SA (a)(d)	48,632	1,780,579
		328,543,950
GERMANY — 8.2%
adidas AG	32,766	6,359,633
Allianz SE	79,896	18,606,268
BASF SE	178,786	8,684,409
Bayer AG	197,301	10,919,602
Bayerische Motoren Werke AG	66,708	8,204,050
Bayerische Motoren Werke AG Preference Shares	11,599	1,321,521

See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Bechtle AG	15,089	$ 599,114
Beiersdorf AG	19,114	2,530,680
Brenntag SE	31,117	2,427,243
Carl Zeiss Meditec AG	8,085	874,188
Commerzbank AG	217,600	2,411,839
Continental AG	22,724	1,716,493
Covestro AG (a)(d)	38,598	2,007,990
Daimler Truck Holding AG	100,204	3,610,903
Deutsche Bank AG	397,790	4,181,106
Deutsche Boerse AG	38,353	7,079,219
Deutsche Lufthansa AG (a)	121,904	1,249,719
Deutsche Post AG	200,342	9,787,367
Deutsche Telekom AG	649,907	14,177,399
E.ON SE	444,786	5,680,836
Evonik Industries AG	39,982	761,708
Fresenius Medical Care AG & Co. KGaA	40,959	1,957,118
Fresenius SE & Co. KGaA	85,348	2,366,844
GEA Group AG	27,860	1,166,174
Hannover Rueck SE	12,140	2,576,832
Heidelberg Materials AG	29,327	2,411,370
HelloFresh SE (a)	35,709	883,017
Henkel AG & Co. KGaA	21,411	1,506,933
Henkel AG & Co. KGaA Preference Shares	35,646	2,850,312
Infineon Technologies AG	262,306	10,800,366
Knorr-Bremse AG	14,406	1,101,045
LEG Immobilien SE (a)	16,200	934,549
Mercedes-Benz Group AG	171,588	13,808,810
Merck KGaA	24,910	4,122,593
MTU Aero Engines AG	10,149	2,631,854
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,161	10,570,057
Nemetschek SE	11,865	885,640
Porsche Automobil Holding SE Preference Shares (a)	30,863	1,859,755
Puma SE	19,231	1,158,651
Rational AG	1,075	778,266
Rheinmetall AG	8,863	2,427,593
RWE AG	124,164	5,409,615
SAP SE	206,666	28,226,937
Sartorius AG Preference Shares	5,144	1,781,857
Scout24 SE (d)	17,219	1,090,894
Siemens AG	151,866	25,311,555
Siemens Energy AG (a)	104,622	1,849,567
Siemens Healthineers AG (d)	53,831	3,050,330
Symrise AG	26,543	2,782,590
Talanx AG	12,433	713,654
Telefonica Deutschland Holding AG	172,355	485,006
Volkswagen AG	5,740	959,259
Volkswagen AG Preference Shares	40,477	5,442,052
Vonovia SE	136,185	2,659,157
Wacker Chemie AG	3,583	492,122
Security Description	Shares	Value
Zalando SE (a)(d)	44,998	$ 1,297,467
		261,541,128
HONG KONG — 2.3%
AIA Group Ltd.	2,327,600	23,638,451
CK Asset Holdings Ltd.	402,899	2,238,640
CK Infrastructure Holdings Ltd.	136,000	721,300
CLP Holdings Ltd.	334,500	2,605,085
Futu Holdings Ltd. ADR (a)(b)	13,900	552,386
Hang Lung Properties Ltd.	381,000	589,539
Hang Seng Bank Ltd.	144,300	2,056,929
Henderson Land Development Co. Ltd.	259,436	772,545
HKT Trust & HKT Ltd. Stapled Security	811,000	944,233
Hong Kong & China Gas Co. Ltd.	2,101,995	1,820,166
Hong Kong Exchanges & Clearing Ltd.	242,130	9,173,364
Hongkong Land Holdings Ltd.	238,600	932,985
Jardine Matheson Holdings Ltd.	33,000	1,673,436
Link REIT	483,291	2,690,334
MTR Corp. Ltd.	321,601	1,480,400
New World Development Co. Ltd.	259,269	640,747
Power Assets Holdings Ltd.	286,000	1,501,235
Prudential PLC	542,383	7,668,436
Sino Land Co. Ltd.	630,456	776,100
Sun Hung Kai Properties Ltd.	278,500	3,518,469
Swire Pacific Ltd. Class A	103,000	791,255
Swire Properties Ltd.	232,200	572,065
Techtronic Industries Co. Ltd.	262,500	2,870,376
WH Group Ltd. (d)	1,857,266	989,055
Wharf Real Estate Investment Co. Ltd.	313,000	1,570,312
		72,787,843
IRELAND — 0.6%
AerCap Holdings NV (a)	33,900	2,153,328
AIB Group PLC	288,957	1,215,881
Bank of Ireland Group PLC	216,552	2,067,138
CRH PLC	145,097	8,003,148
Kerry Group PLC Class A	30,401	2,966,687
Kingspan Group PLC	31,375	2,088,057
Smurfit Kappa Group PLC	49,767	1,660,673
		20,154,912
ISRAEL — 0.5%
Azrieli Group Ltd.	7,326	413,391
Bank Hapoalim BM	258,371	2,128,125
Bank Leumi Le-Israel BM	312,930	2,342,159
Check Point Software Technologies Ltd. (a)	18,410	2,312,664
Elbit Systems Ltd.	5,637	1,178,481
ICL Group Ltd.	150,007	822,369

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Israel Discount Bank Ltd. Class A	250,161	$ 1,248,263
Mizrahi Tefahot Bank Ltd.	30,625	1,022,864
Nice Ltd. (a)	12,715	2,613,827
Teva Pharmaceutical Industries Ltd. ADR (a)	208,228	1,567,957
Tower Semiconductor Ltd. (a)	19,012	701,445
Wix.com Ltd. (a)	11,400	891,936
		17,243,481
ITALY — 2.1%
Amplifon SpA	25,292	927,536
Assicurazioni Generali SpA	198,949	4,045,079
Coca-Cola HBC AG (a)	38,928	1,162,452
Davide Campari-Milano NV	102,147	1,415,418
DiaSorin SpA	5,558	578,865
Enel SpA	1,633,565	11,012,168
Eni SpA	455,686	6,559,029
Ferrari NV	24,850	8,123,165
FinecoBank Banca Fineco SpA	127,360	1,714,029
Infrastrutture Wireless Italiane SpA (d)	73,441	969,263
Intesa Sanpaolo SpA	3,251,126	8,522,079
Mediobanca Banca di Credito Finanziario SpA	101,803	1,218,613
Moncler SpA	39,019	2,699,142
Nexi SpA (a)(d)	105,114	824,549
Poste Italiane SpA (b)(d)	114,945	1,244,962
Prysmian SpA (b)	51,718	2,162,641
Recordati Industria Chimica e Farmaceutica SpA	22,306	1,065,424
Snam SpA	379,104	1,980,967
Telecom Italia SpA (a)(b)	1,880,790	530,154
Terna - Rete Elettrica Nazionale	285,005	2,430,408
UniCredit SpA	372,873	8,669,038
		67,854,981
JAPAN — 21.9%
Advantest Corp.	37,600	5,055,709
Aeon Co. Ltd.	132,000	2,698,410
AGC, Inc. (b)	40,300	1,447,422
Aisin Corp.	27,700	853,982
Ajinomoto Co., Inc.	87,100	3,464,028
ANA Holdings, Inc. (a)	35,300	839,460
Asahi Group Holdings Ltd.	94,500	3,660,495
Asahi Intecc Co. Ltd.	49,600	974,901
Asahi Kasei Corp.	259,700	1,755,528
Astellas Pharma, Inc.	354,600	5,272,103
Azbil Corp.	27,400	865,769
Bandai Namco Holdings, Inc.	126,000	2,912,976
BayCurrent Consulting, Inc.	23,800	893,440
Bridgestone Corp.	115,900	4,753,462
Brother Industries Ltd.	49,800	727,691
Canon, Inc. (b)	198,900	5,219,727
Capcom Co. Ltd.	33,700	1,333,664
Security Description	Shares	Value
Central Japan Railway Co.	27,600	$ 3,452,298
Chiba Bank Ltd.	99,200	600,564
Chubu Electric Power Co., Inc.	118,200	1,439,586
Chugai Pharmaceutical Co. Ltd.	128,500	3,653,477
Concordia Financial Group Ltd.	235,000	917,292
CyberAgent, Inc. (b)	97,100	708,645
Dai Nippon Printing Co. Ltd.	44,800	1,270,459
Daifuku Co. Ltd.	54,900	1,128,831
Dai-ichi Life Holdings, Inc.	187,700	3,564,106
Daiichi Sankyo Co. Ltd.	370,800	11,762,331
Daikin Industries Ltd.	51,800	10,596,470
Daito Trust Construction Co. Ltd.	12,100	1,223,762
Daiwa House Industry Co. Ltd.	114,100	3,009,739
Daiwa House REIT Investment Corp.	390	746,523
Daiwa Securities Group, Inc.	270,200	1,390,030
Denso Corp.	85,900	5,784,514
Dentsu Group, Inc. (b)	43,000	1,411,799
Disco Corp.	18,000	2,849,088
East Japan Railway Co.	57,800	3,199,887
Eisai Co. Ltd.	50,400	3,410,140
ENEOS Holdings, Inc.	619,000	2,124,106
FANUC Corp.	193,500	6,781,662
Fast Retailing Co. Ltd.	34,500	8,833,688
Fuji Electric Co. Ltd.	26,900	1,182,307
FUJIFILM Holdings Corp.	72,000	4,282,863
Fujitsu Ltd.	34,500	4,459,738
GLP J-Reit	898	884,268
GMO Payment Gateway, Inc.	9,300	728,276
Hakuhodo DY Holdings, Inc.	55,500	584,878
Hamamatsu Photonics KK	28,600	1,401,739
Hankyu Hanshin Holdings, Inc.	45,100	1,488,715
Hikari Tsushin, Inc.	4,900	702,138
Hirose Electric Co. Ltd.	6,810	905,140
Hitachi Construction Machinery Co. Ltd.	23,300	654,050
Hitachi Ltd.	188,300	11,688,394
Honda Motor Co. Ltd.	302,200	9,139,603
Hoshizaki Corp.	20,300	727,614
Hoya Corp.	71,800	8,577,764
Hulic Co. Ltd. (b)	74,500	637,288
Ibiden Co. Ltd.	24,100	1,368,951
Idemitsu Kosan Co. Ltd.	45,540	912,244
Iida Group Holdings Co. Ltd.	35,900	605,661
Inpex Corp.	195,900	2,148,674
Isuzu Motors Ltd.	115,600	1,400,042
ITOCHU Corp. (b)	234,500	9,299,235
Itochu Techno-Solutions Corp.	21,900	554,022
Japan Airlines Co. Ltd.	25,500	552,010
Japan Exchange Group, Inc.	103,600	1,809,833

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Japan Metropolitan Fund Invest REIT	1,232	$ 822,943
Japan Post Bank Co. Ltd.	279,800	2,178,323
Japan Post Holdings Co. Ltd.	456,800	3,277,682
Japan Post Insurance Co. Ltd.	42,100	631,667
Japan Real Estate Investment Corp. REIT	248	942,216
Japan Tobacco, Inc. (b)	243,000	5,314,314
JFE Holdings, Inc.	89,300	1,274,562
JSR Corp.	30,600	877,866
Kajima Corp.	92,300	1,391,288
Kansai Electric Power Co., Inc.	145,300	1,819,966
Kao Corp. (b)	89,300	3,235,307
Kawasaki Kisen Kaisha Ltd. (b)	27,100	663,388
KDDI Corp.	293,800	9,058,392
Keio Corp. (b)	20,500	643,789
Keisei Electric Railway Co. Ltd.	24,800	1,026,236
Keyence Corp.	38,500	18,263,146
Kikkoman Corp.	28,700	1,636,296
Kintetsu Group Holdings Co. Ltd.	36,200	1,251,605
Kirin Holdings Co. Ltd. (b)	156,100	2,275,694
Kobayashi Pharmaceutical Co. Ltd.	9,800	531,977
Kobe Bussan Co. Ltd.	32,500	842,140
Koei Tecmo Holdings Co. Ltd.	26,540	458,947
Koito Manufacturing Co. Ltd.	45,400	822,512
Komatsu Ltd.	187,800	5,071,182
Konami Group Corp.	21,000	1,099,433
Kose Corp.	6,200	595,013
Kubota Corp.	202,000	2,952,142
Kurita Water Industries Ltd.	18,300	701,414
Kyocera Corp.	61,400	3,332,288
Kyowa Kirin Co. Ltd.	49,000	906,719
Lasertec Corp.	15,100	2,278,070
Lixil Corp.	59,800	759,877
M3, Inc.	89,400	1,946,095
Makita Corp.	43,400	1,224,719
Marubeni Corp.	307,500	5,232,327
MatsukiyoCocokara & Co.	20,800	1,166,419
Mazda Motor Corp.	118,100	1,139,445
McDonald's Holdings Co. Japan Ltd. (b)	14,600	566,686
MEIJI Holdings Co. Ltd.	44,200	985,385
MINEBEA MITSUMI, Inc.	66,500	1,259,187
MISUMI Group, Inc.	52,300	1,051,211
Mitsubishi Chemical Group Corp.	254,800	1,529,983
Mitsubishi Corp.	243,800	11,767,402
Mitsubishi Electric Corp.	384,000	5,419,533
Mitsubishi Estate Co. Ltd.	213,800	2,535,793
Mitsubishi HC Capital, Inc.	192,000	1,138,089
Security Description	Shares	Value
Mitsubishi Heavy Industries Ltd.	64,400	$ 3,002,824
Mitsubishi UFJ Financial Group, Inc.	2,287,200	16,831,126
Mitsui & Co. Ltd.	257,700	9,737,189
Mitsui Chemicals, Inc.	35,100	1,032,881
Mitsui Fudosan Co. Ltd.	173,200	3,446,386
Mitsui OSK Lines Ltd. (b)	71,300	1,712,567
Mizuho Financial Group, Inc.	486,440	7,423,117
MonotaRO Co. Ltd.	53,900	687,182
MS&AD Insurance Group Holdings, Inc.	81,500	2,881,309
Murata Manufacturing Co. Ltd.	115,900	6,646,349
NEC Corp.	50,800	2,460,343
Nexon Co. Ltd.	76,700	1,468,408
NGK Insulators Ltd.	43,300	516,469
Nidec Corp.	81,200	4,467,128
Nintendo Co. Ltd.	203,900	9,280,020
Nippon Building Fund, Inc. REIT (b)	310	1,216,952
NIPPON EXPRESS HOLDINGS, Inc. (b)	16,100	906,664
Nippon Paint Holdings Co. Ltd.	186,100	1,537,606
Nippon Prologis REIT, Inc.	470	943,038
Nippon Sanso Holdings Corp.	32,400	702,750
Nippon Shinyaku Co. Ltd.	10,200	416,627
Nippon Steel Corp.	154,900	3,236,562
Nippon Telegraph & Telephone Corp.	6,027,500	7,120,535
Nippon Yusen KK (b)	97,500	2,161,748
Nissan Chemical Corp.	27,000	1,162,297
Nissan Motor Co. Ltd.	468,100	1,917,954
Nisshin Seifun Group, Inc.	45,100	556,548
Nissin Foods Holdings Co. Ltd.	11,900	982,318
Nitori Holdings Co. Ltd.	16,100	1,804,935
Nitto Denko Corp.	30,800	2,282,355
Nomura Holdings, Inc.	548,800	2,088,834
Nomura Real Estate Holdings, Inc.	26,900	638,475
Nomura Real Estate Master Fund, Inc. REIT	899	1,035,169
Nomura Research Institute Ltd.	74,200	2,046,552
NTT Data Corp.	130,300	1,823,890
Obayashi Corp.	137,000	1,182,854
Obic Co. Ltd.	14,100	2,259,409
Odakyu Electric Railway Co. Ltd.	66,800	893,612
Oji Holdings Corp.	162,700	607,336
Olympus Corp.	235,000	3,712,781
Omron Corp.	34,900	2,139,363
Ono Pharmaceutical Co. Ltd.	81,200	1,462,694
Open House Group Co. Ltd.	14,000	504,582
Oracle Corp. Japan	6,900	512,326

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Oriental Land Co. Ltd.	214,200	$ 8,336,930
ORIX Corp.	238,100	4,334,827
Osaka Gas Co. Ltd.	80,300	1,228,779
Otsuka Corp.	19,800	769,962
Otsuka Holdings Co. Ltd.	78,800	2,885,715
Pan Pacific International Holdings Corp.	78,300	1,400,001
Panasonic Holdings Corp.	439,800	5,383,839
Persol Holdings Co. Ltd.	41,400	748,005
Rakuten Group, Inc. (b)	293,700	1,021,706
Recruit Holdings Co. Ltd.	284,400	9,061,646
Renesas Electronics Corp. (a)	249,900	4,708,358
Resona Holdings, Inc.	436,300	2,085,524
Ricoh Co. Ltd.	104,000	884,803
Rohm Co. Ltd.	16,100	1,522,526
SBI Holdings, Inc.	43,100	829,844
SCSK Corp.	38,200	600,156
Secom Co. Ltd.	42,300	2,858,046
Seiko Epson Corp.	57,900	902,444
Sekisui Chemical Co. Ltd.	72,500	1,045,681
Sekisui House Ltd.	125,400	2,528,822
Seven & i Holdings Co. Ltd.	152,100	6,560,135
SG Holdings Co. Ltd.	62,100	884,341
Sharp Corp. (a)(b)	43,600	244,080
Shimadzu Corp.	46,800	1,444,121
Shimano, Inc.	15,200	2,540,366
Shimizu Corp.	113,000	714,257
Shin-Etsu Chemical Co. Ltd.	360,500	12,027,160
Shionogi & Co. Ltd.	53,200	2,240,219
Shiseido Co. Ltd.	79,700	3,606,780
Shizuoka Financial Group, Inc.	96,100	693,126
SMC Corp.	11,600	6,436,132
SoftBank Corp.	580,400	6,191,445
SoftBank Group Corp.	202,000	9,510,420
Sompo Holdings, Inc.	59,300	2,656,327
Sony Group Corp.	252,000	22,710,309
Square Enix Holdings Co. Ltd.	16,100	747,854
Subaru Corp.	125,700	2,363,473
SUMCO Corp.	67,300	953,212
Sumitomo Chemical Co. Ltd.	328,200	995,878
Sumitomo Corp.	224,400	4,752,733
Sumitomo Electric Industries Ltd.	133,200	1,629,281
Sumitomo Metal Mining Co. Ltd.	49,900	1,608,206
Sumitomo Mitsui Financial Group, Inc.	262,300	11,223,358
Sumitomo Mitsui Trust Holdings, Inc.	62,600	2,217,083
Sumitomo Realty & Development Co. Ltd.	56,800	1,405,221
Suntory Beverage & Food Ltd.	27,500	995,267
Suzuki Motor Corp.	73,800	2,671,750
Security Description	Shares	Value
Sysmex Corp.	31,600	$ 2,160,910
T&D Holdings, Inc.	109,700	1,606,170
Taisei Corp.	35,400	1,234,764
Takeda Pharmaceutical Co. Ltd.	310,617	9,744,170
TDK Corp.	78,400	3,052,902
Terumo Corp.	136,900	4,352,977
TIS, Inc.	48,400	1,210,664
Tobu Railway Co. Ltd.	33,400	894,072
Toho Co. Ltd.	21,600	821,367
Tokio Marine Holdings, Inc.	356,400	8,202,645
Tokyo Electric Power Co. Holdings, Inc. (a)	274,000	1,003,314
Tokyo Electron Ltd.	89,900	12,926,656
Tokyo Gas Co. Ltd.	80,100	1,744,689
Tokyu Corp.	97,600	1,175,186
TOPPAN, Inc.	53,900	1,162,934
Toray Industries, Inc.	285,800	1,590,806
Toshiba Corp.	80,800	2,531,240
Tosoh Corp.	48,000	566,807
TOTO Ltd.	25,200	760,692
Toyota Industries Corp.	30,000	2,145,755
Toyota Motor Corp.	2,100,000	33,695,333
Toyota Tsusho Corp.	43,300	2,160,370
Trend Micro, Inc.	24,500	1,183,989
Unicharm Corp.	77,100	2,862,192
USS Co. Ltd.	47,000	776,825
Welcia Holdings Co. Ltd.	21,500	447,083
West Japan Railway Co.	45,300	1,880,991
Yakult Honsha Co. Ltd.	25,700	1,622,724
Yamaha Corp.	29,600	1,138,323
Yamaha Motor Co. Ltd. (b)	59,300	1,701,937
Yamato Holdings Co. Ltd.	58,900	1,065,837
Yaskawa Electric Corp.	49,000	2,255,300
Yokogawa Electric Corp.	49,500	914,779
Z Holdings Corp.	530,500	1,276,429
ZOZO, Inc.	26,100	540,536
		698,203,459
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	36,364	876,022
LUXEMBOURG — 0.1%
ArcelorMittal SA	94,769	2,585,217
Eurofins Scientific SE	25,158	1,598,444
		4,183,661
MACAU — 0.1%
Galaxy Entertainment Group Ltd. (a)	416,000	2,650,014
Sands China Ltd. (a)	452,000	1,547,851
		4,197,865
NETHERLANDS — 5.4%
ABN AMRO Bank NV GDR (d)	80,041	1,243,869
Adyen NV (a)(d)	4,278	7,406,718
Aegon NV	316,542	1,606,594

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Akzo Nobel NV	34,511	$ 2,820,866
Argenx SE (a)	11,008	4,292,285
ASM International NV	9,552	4,055,076
ASML Holding NV	79,923	57,959,824
Euronext NV (d)	17,399	1,183,174
EXOR NV	20,230	1,805,693
Ferrovial SE	97,502	3,081,675
Heineken Holding NV	23,270	2,024,632
Heineken NV	50,116	5,152,812
IMCD NV	10,647	1,531,939
ING Groep NV	725,138	9,774,224
JDE Peet's NV	20,587	612,271
Koninklijke Ahold Delhaize NV	191,519	6,528,263
Koninklijke KPN NV	624,242	2,228,119
Koninklijke Philips NV (a)	180,448	3,909,167
NN Group NV (b)	47,300	1,750,615
OCI NV (a)	24,942	598,972
Randstad NV	23,828	1,256,452
Shell PLC	1,356,597	40,512,610
Universal Music Group NV	160,827	3,572,083
Wolters Kluwer NV	52,027	6,604,838
		171,512,771
NEW ZEALAND — 0.2%
Auckland International Airport Ltd. (a)	246,939	1,295,560
Fisher & Paykel Healthcare Corp. Ltd. Class C	119,946	1,803,026
Mercury NZ Ltd.	157,760	629,477
Meridian Energy Ltd.	225,767	776,117
Spark New Zealand Ltd.	365,301	1,141,181
Xero Ltd. (a)	26,775	2,143,600
		7,788,961
NORWAY — 0.6%
Aker BP ASA	63,294	1,487,744
DNB Bank ASA	177,980	3,334,580
Equinor ASA	192,885	5,627,100
Gjensidige Forsikring ASA	46,488	746,124
Kongsberg Gruppen ASA	20,452	931,368
Mowi ASA	81,658	1,298,013
Norsk Hydro ASA	271,779	1,623,177
Orkla ASA	159,655	1,150,135
Salmar ASA	14,872	600,433
Telenor ASA (b)	144,226	1,465,120
		18,263,794
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	558,539	2,729,451
Galp Energia SGPS SA (b)	97,676	1,141,222
Jeronimo Martins SGPS SA	58,822	1,620,166
		5,490,839
SINGAPORE — 1.6%
CapitaLand Ascendas REIT	684,715	1,381,040
Security Description	Shares	Value
CapitaLand Integrated Commercial Trust REIT	1,086,189	$ 1,538,198
Capitaland Investment Ltd.	514,482	1,263,165
City Developments Ltd.	91,600	456,578
DBS Group Holdings Ltd.	364,657	8,509,772
Genting Singapore Ltd.	1,255,700	874,952
Grab Holdings Ltd. Class A (a)	366,700	1,257,781
Jardine Cycle & Carriage Ltd.	22,800	587,508
Keppel Corp. Ltd.	284,500	1,414,891
Mapletree Logistics Trust REIT	785,804	944,460
Mapletree Pan Asia Commercial Trust REIT	465,100	559,134
Oversea-Chinese Banking Corp. Ltd.	684,266	6,220,390
Sea Ltd. ADR (a)	71,500	4,149,860
Seatrium Ltd. (a)	7,142,121	661,966
Singapore Airlines Ltd. (b)	281,049	1,487,960
Singapore Exchange Ltd.	167,000	1,188,405
Singapore Technologies Engineering Ltd.	302,100	823,751
Singapore Telecommunications Ltd.	1,574,400	2,914,010
STMicroelectronics NV	137,981	6,880,318
United Overseas Bank Ltd.	248,190	5,146,636
UOL Group Ltd.	106,632	507,883
Venture Corp. Ltd.	52,700	574,964
		49,343,622
SOUTH AFRICA — 0.2%
Anglo American PLC	256,074	7,299,078
SOUTH KOREA — 0.1%
Delivery Hero SE (a)(d)	35,875	1,582,517
SPAIN — 2.5%
Acciona SA (b)	4,395	746,091
ACS Actividades de Construccion y Servicios SA (b)	39,801	1,399,299
Aena SME SA (d)	14,182	2,294,889
Amadeus IT Group SA (a)	89,156	6,788,018
Banco Bilbao Vizcaya Argentaria SA	1,213,818	9,323,697
Banco Santander SA	3,277,022	12,129,765
CaixaBank SA	849,554	3,518,474
Cellnex Telecom SA (a)(d)	112,200	4,532,474
Corp. ACCIONA Energias Renovables SA (b)	10,385	347,367
EDP Renovaveis SA	53,726	1,073,436
Enagas SA (b)	53,522	1,051,708
Endesa SA	66,287	1,424,089
Grifols SA (a)	69,944	897,135
Iberdrola SA	1,166,583	15,231,386
Industria de Diseno Textil SA	219,749	8,522,017
Naturgy Energy Group SA (b)	25,173	750,281
Redeia Corp. SA (b)	82,554	1,388,058
Repsol SA (b)	265,023	3,853,788

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Telefonica SA	1,031,978	$ 4,189,017
		79,460,989
SWEDEN — 2.9%
Alfa Laval AB	54,344	1,979,413
Assa Abloy AB Class B	193,333	4,640,276
Atlas Copco AB Class A	541,111	7,800,417
Atlas Copco AB Class B	311,019	3,872,207
Beijer Ref AB	66,109	843,195
Boliden AB	51,466	1,489,187
Embracer Group AB (a)(b)	129,428	323,191
Epiroc AB Class A	124,832	2,361,058
Epiroc AB Class B	71,132	1,149,603
EQT AB	70,952	1,363,932
Essity AB Class B	116,597	3,100,586
Evolution AB (d)	37,201	4,707,289
Fastighets AB Balder Class B (a)	161,934	592,059
Getinge AB Class B	45,194	791,696
H & M Hennes & Mauritz AB Class B	129,023	2,215,570
Hexagon AB Class B	407,538	5,005,443
Holmen AB Class B	21,157	759,275
Husqvarna AB Class B (b)	96,287	872,376
Industrivarden AB Class A	27,593	764,141
Industrivarden AB Class C (b)	32,804	903,878
Indutrade AB	53,245	1,199,992
Investment AB Latour Class B	33,191	657,968
Investor AB Class A	93,587	1,870,222
Investor AB Class B	339,750	6,786,687
Kinnevik AB Class B (a)	41,453	574,166
L E Lundbergforetagen AB Class B	16,895	718,402
Lifco AB Class B	48,109	1,046,159
Nibe Industrier AB Class B	302,073	2,867,976
Saab AB Class B	15,719	849,707
Sagax AB Class B	40,834	806,310
Sandvik AB	205,179	4,000,038
Securitas AB Class B	85,873	704,298
Skandinaviska Enskilda Banken AB Class A	309,732	3,420,655
Skanska AB Class B	68,771	963,464
SKF AB Class B	62,384	1,085,467
Svenska Cellulosa AB SCA Class B	124,935	1,592,439
Svenska Handelsbanken AB Class A	299,212	2,501,378
Swedbank AB Class A	162,999	2,746,727
Swedish Orphan Biovitrum AB (a)(b)	37,852	738,735
Tele2 AB Class B	102,295	844,761
Telefonaktiebolaget LM Ericsson Class B	580,950	3,151,813
Telia Co. AB	541,891	1,187,073
Volvo AB Class A	41,104	874,779
Volvo AB Class B	305,135	6,305,447
Security Description	Shares	Value
Volvo Car AB Class B (a)	106,078	$ 421,432
		93,450,887
SWITZERLAND — 6.0%
ABB Ltd.	315,388	12,413,174
Adecco Group AG	33,718	1,104,804
Alcon, Inc.	98,513	8,176,525
Bachem Holding AG	5,589	488,225
Baloise Holding AG	9,114	1,341,197
Banque Cantonale Vaudoise (b)	5,007	529,102
Barry Callebaut AG	659	1,273,809
BKW AG	3,766	666,126
Chocoladefabriken Lindt & Spruengli AG (e)	210	2,641,506
Chocoladefabriken Lindt & Spruengli AG (e)	22	2,731,838
Cie Financiere Richemont SA Class A	104,520	17,762,541
Clariant AG (a)	36,220	524,212
DSM-Firmenich AG (a)	34,725	3,736,217
Dufry AG (a)	19,349	882,940
EMS-Chemie Holding AG	1,465	1,110,689
Geberit AG	6,690	3,507,688
Givaudan SA	1,827	6,062,760
Helvetia Holding AG	7,286	987,945
Julius Baer Group Ltd.	42,771	2,700,379
Kuehne & Nagel International AG	10,370	3,073,245
Logitech International SA	32,387	1,933,887
Lonza Group AG	14,978	8,956,541
Novartis AG	406,078	40,958,848
Partners Group Holding AG	4,513	4,256,940
Schindler Holding AG (e)	7,626	1,791,436
Schindler Holding AG (e)	4,669	1,051,493
SGS SA	28,790	2,724,778
SIG Group AG (a)	62,728	1,733,743
Sika AG	29,412	8,427,380
Sonova Holding AG	10,427	2,783,556
Straumann Holding AG	21,306	3,466,031
Swatch Group AG	9,691	533,195
Swatch Group AG Bearer Shares	5,857	1,713,306
Swiss Life Holding AG	6,140	3,597,726
Swiss Prime Site AG	16,279	1,414,726
Swisscom AG	4,954	3,093,376
Temenos AG	13,590	1,082,596
UBS Group AG	659,478	13,372,714
VAT Group AG (d)	5,043	2,089,815
Zurich Insurance Group AG	30,157	14,351,755
		191,048,764
UNITED KINGDOM — 11.0%
3i Group PLC	193,599	4,803,833
abrdn PLC	364,238	1,012,561
Admiral Group PLC	38,462	1,019,700
Ashtead Group PLC	88,686	6,155,217

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Associated British Foods PLC	73,575	$ 1,865,112
AstraZeneca PLC	307,100	44,070,921
Auto Trader Group PLC (d)	197,852	1,537,860
Aviva PLC	560,769	2,824,370
BAE Systems PLC	599,671	7,078,386
Barclays PLC	3,139,728	6,140,266
Barratt Developments PLC	200,006	1,052,293
Berkeley Group Holdings PLC	22,657	1,130,650
BP PLC	3,539,355	20,629,378
British American Tobacco PLC	425,819	14,163,069
British Land Co. PLC REIT	173,873	671,230
BT Group PLC (b)	1,396,003	2,174,678
Bunzl PLC	64,006	2,441,739
Burberry Group PLC	72,606	1,961,246
Centrica PLC	1,116,151	1,761,754
CK Hutchison Holdings Ltd.	513,500	3,133,826
CNH Industrial NV	195,155	2,814,129
Coca-Cola Europacific Partners PLC (e)	38,200	2,461,226
Coca-Cola Europacific Partners PLC (e)	3,601	231,907
Compass Group PLC	350,825	9,834,645
Croda International PLC	28,301	2,025,234
DCC PLC	19,766	1,106,917
Diageo PLC	451,168	19,416,780
Entain PLC	109,822	1,777,686
Halma PLC	77,011	2,231,481
Hargreaves Lansdown PLC	60,927	632,256
HSBC Holdings PLC	3,955,245	31,350,302
Imperial Brands PLC	172,240	3,816,493
Informa PLC	269,740	2,493,205
InterContinental Hotels Group PLC	33,113	2,291,420
Intertek Group PLC	29,942	1,624,820
J Sainsbury PLC	367,929	1,259,094
JD Sports Fashion PLC	501,204	932,025
Johnson Matthey PLC	35,096	779,949
Just Eat Takeaway.com NV (a)(b)(d)	40,838	625,873
Kingfisher PLC	397,479	1,172,711
Land Securities Group PLC REIT	155,421	1,137,627
Legal & General Group PLC	1,187,877	3,442,919
Lloyds Banking Group PLC	13,073,670	7,255,080
London Stock Exchange Group PLC	79,305	8,449,677
M&G PLC	469,732	1,144,385
National Grid PLC	739,283	9,812,110
NatWest Group PLC	1,125,626	3,444,124
Next PLC	23,179	2,034,639
Ocado Group PLC (a)(b)	135,716	983,143
Pearson PLC	118,312	1,241,682
Persimmon PLC	69,777	910,140
Phoenix Group Holdings PLC	145,994	988,839
Security Description	Shares	Value
Reckitt Benckiser Group PLC	143,835	$ 10,820,812
RELX PLC	381,783	12,750,093
Rentokil Initial PLC	502,113	3,930,050
Rolls-Royce Holdings PLC (a)	1,596,521	3,073,379
Sage Group PLC	190,746	2,243,059
Schroders PLC	183,151	1,020,068
Segro PLC REIT	251,958	2,300,255
Severn Trent PLC	46,869	1,529,567
Smith & Nephew PLC	175,594	2,835,928
Smiths Group PLC	69,123	1,447,712
Spirax-Sarco Engineering PLC	13,830	1,824,790
SSE PLC	221,092	5,190,142
St. James's Place PLC	111,737	1,546,916
Standard Chartered PLC	472,609	4,116,112
Taylor Wimpey PLC	764,908	1,000,332
Tesco PLC	1,427,145	4,506,780
Unilever PLC	499,804	26,054,579
United Utilities Group PLC	127,120	1,556,011
Vodafone Group PLC	4,503,664	4,250,701
Whitbread PLC	37,255	1,605,406
Wise PLC Class A (a)	120,682	1,009,804
WPP PLC	202,958	2,129,627
		352,092,730
UNITED STATES — 7.1%
CSL Ltd.	95,521	17,675,184
CyberArk Software Ltd. (a)	7,400	1,156,842
Experian PLC	185,523	7,128,131
GSK PLC	812,427	14,413,601
Haleon PLC	1,009,519	4,147,945
Holcim AG (a)	111,805	7,539,830
James Hardie Industries PLC CDI (a)	92,546	2,466,898
Monday.com Ltd. (a)	3,800	650,636
Nestle SA	545,289	65,622,971
QIAGEN NV (a)	42,852	1,925,843
Roche Holding AG	139,206	42,542,256
Roche Holding AG Bearer Shares (b)	6,283	2,064,126
Sanofi	224,471	24,161,166
Schneider Electric SE	107,445	19,516,667
Stellantis NV	453,517	7,971,730
Swiss Re AG	61,008	6,150,086
Tenaris SA	97,312	1,455,428
		226,589,340
TOTAL COMMON STOCKS (Cost $2,324,237,892)		3,101,252,397

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr. Ing. h.c. F. Porsche AG (a)(d)	21,677	$ 2,692,411
TOTAL PREFERRED STOCKS (Cost $1,819,542)		2,692,411
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (f)(g)	58,874,667	58,886,442
State Street Navigator Securities Lending Portfolio II (h)(i)	36,761,088	36,761,088
TOTAL SHORT-TERM INVESTMENTS (Cost $95,644,081)		95,647,530
TOTAL INVESTMENTS — 100.2% (Cost $2,421,701,515)		3,199,592,338
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(5,808,854)
NET ASSETS — 100.0%		$ 3,193,783,484

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	820	09/15/2023	$87,488,257	$88,375,500	$887,243

During the period ended June 30, 2023, the average notional value related to futures contracts was $109,627,575.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 25,151,466	$3,076,100,931	$—	$3,101,252,397
Preferred Stocks	—	2,692,411	—	2,692,411
Short-Term Investments	95,647,530	—	—	95,647,530
TOTAL INVESTMENTS	$120,798,996	$3,078,793,342	$—	$3,199,592,338
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 887,243	$ —	$—	$ 887,243
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 887,243	$ —	$—	$ 887,243
Sector Breakdown as of June 30, 2023

% of Net Assets
Financials	17.8%
Industrials	15.8
Health Care	12.7
Consumer Discretionary	12.2
Consumer Staples	9.8
Information Technology	8.0
Materials	7.2
Energy	4.1
Communication Services	4.0
Utilities	3.4
Real Estate	2.2
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	150,126,647	$150,156,673	$713,713,213	$ 804,972,804	$(17,920)	$7,280	58,874,667	$58,886,442	$ 2,117,123
State Street Navigator Securities Lending Portfolio II	36,982,799	36,982,799	201,768,849	201,990,560	—	—	36,761,088	36,761,088	320,700
Total		$187,139,472	$915,482,062	$1,006,963,364	$(17,920)	$7,280		$95,647,530	$2,437,823
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$3,103,944,808
Investments in affiliated issuers, at value	95,647,530
Total Investments	3,199,592,338
Foreign currency, at value	1,123,441
Net cash at broker	2,890,982
Cash	18,926
Receivable from broker — accumulated variation margin on futures contracts	889,605
Receivable for investments sold	8,053,868
Dividends receivable — unaffiliated issuers	4,780,450
Dividends receivable — affiliated issuers	263,960
Securities lending income receivable — unaffiliated issuers	7,569
Securities lending income receivable — affiliated issuers	46,810
Receivable for foreign taxes recoverable	13,474,239
Other receivable	844
TOTAL ASSETS	3,231,143,032
LIABILITIES
Payable upon return of securities loaned	36,761,088
Payable for investments purchased	40,590
Advisory fee payable	392,179
Custodian fees payable	100,189
Trustees’ fees and expenses payable	934
Professional fees payable	27,866
Printing and postage fees payable	26,098
Accrued expenses and other liabilities	10,604
TOTAL LIABILITIES	37,359,548
NET ASSETS	$3,193,783,484
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,326,057,434
Investments in affiliated issuers	95,644,081
Total cost of investments	$2,421,701,515
Foreign currency, at cost	$ 1,125,244
* Includes investments in securities on loan, at value	$ 51,751,825
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 71,009,849
Dividend income — affiliated issuers	2,117,123
Unaffiliated securities lending income	225,251
Affiliated securities lending income	320,700
Foreign taxes withheld	(7,495,408)
TOTAL INVESTMENT INCOME (LOSS)	66,177,515
EXPENSES
Advisory fee	2,031,406
Custodian fees	291,365
Trustees’ fees and expenses	31,442
Professional fees and expenses	31,025
Printing and postage fees	2,645
Insurance expense	777
Miscellaneous expenses	28,304
TOTAL EXPENSES	2,416,964
NET INVESTMENT INCOME (LOSS)	$ 63,760,551
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(11,138,342)
Investments — affiliated issuers	(17,920)
Foreign currency transactions	(228,130)
Futures contracts	10,749,274
Net realized gain (loss)	(635,118)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	311,620,563
Investments — affiliated issuers	7,280
Foreign currency translations	(107,827)
Futures contracts	2,472,791
Net change in unrealized appreciation/depreciation	313,992,807
NET REALIZED AND UNREALIZED GAIN (LOSS)	313,357,689
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 377,118,240
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 63,760,551	$ 117,635,414
Net realized gain (loss)	(635,118)	(173,956,399)
Net change in unrealized appreciation/depreciation	313,992,807	(597,791,293)
Net increase (decrease) in net assets resulting from operations	377,118,240	(654,112,278)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	192,249,775	821,579,217
Withdrawals	(839,011,390)	(1,050,600,083)
Net increase (decrease) in net assets from capital transactions	(646,761,615)	(229,020,866)
Net increase (decrease) in net assets during the period	(269,643,375)	(883,133,144)
Net assets at beginning of period	3,463,426,859	4,346,560,003
NET ASSETS AT END OF PERIOD	$3,193,783,484	$ 3,463,426,859
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	11.99%	(14.64)%	11.25%	7.96%	22.11%	(13.83)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,193,783	$3,463,427	$4,346,560	$3,655,822	$3,726,406	$2,809,510
Ratios to average net assets:
Total expenses	0.15%(b)	0.14%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	3.84%(b)	2.98%	2.67%	2.35%	3.17%	2.96%
Portfolio turnover rate	6%(c)	18%	7%	8%	3%	14%
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of five (5) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2023 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
18

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2023, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of June 30, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$889,605	$—	$889,605
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	10,749,274	$—	10,749,274

19

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$2,472,791	$—	$2,472,791
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2023, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2023, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$179,779,638	$664,352,297
20

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,562,396,133	$904,862,368	$266,778,920	$638,083,448
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2023, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2023:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 51,751,825	$ 36,761,088	$ 17,939,580	$ 54,700,668
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2023:
21

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of June 30, 2023
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$36,761,088	$—	$—	$—	$36,761,088	$36,761,088
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of June 30, 2023.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions,
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.15%	$1,119.90	$0.79	$1,024.10	$0.75
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Portfolio has adopted and implemented a liquidity risk management program (the "Program"). SSGA FM has been designated by the Board to administer the Portfolio's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Portfolio's Liquidity risk is defined as the risk that a Portfolio could not meet redemption requests without significant dilution of remaining investors' interests in the Portfolio During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2021 through December 31, 2022. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio's prospectus for more information regarding the Portfolio's exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Portfolio:
o Comparisons of the Portfolio’s performance over the past one-, three- and five-year periods ended December 31, 2022 to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Portfolio (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Portfolio’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Portfolio’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years; and
o Comparisons of the Portfolio’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Portfolio; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, and transfer agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian for the Portfolio and transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio.  The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks.  The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.  The Board also considered the role of the Adviser in overseeing the Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Fund Performance
The Board compared the Portfolio’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

State Street International Developed Equity Index Portfolio.  The Board noted the limited size of the Performance Group.  The Board considered that the Portfolio’s performance was above the median of its Performance Universe for the 1-, 3- and 5-year periods.  The Board also considered that the Portfolio’s performance was below the Benchmark for the 1-year period and was above the Benchmark for the 3- and 5-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Portfolio, net of waivers.  As part of its review, the Board considered the Portfolio’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Portfolio.  The Board also considered the comparability of the fees charged and the services provided to the Portfolio by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio.  The Board considered that the Portfolio’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Portfolio’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of them under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDESAR

(b)	Not Applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	September 6, 2023

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 6, 2023